UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

2014 Semiannual Report College Retirement Equities Fund June 30, 2014

Understanding your CREF report

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended June 30, 2014. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s web-site at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

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About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 45 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

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About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

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Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014–June 30, 2014).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

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CREF Stock Account

Performance for the six months ended June 30, 2014

The CREF Stock Account returned 5.89% for the period, compared with the 6.59% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. For the twelve months ended June 30, 2014, the account returned 23.92%, versus 24.37% for the composite index.

After harsh winter weather took a toll on the U.S. economy in the first quarter, investors were encouraged by improvements in employment, consumer spending and housing in the second quarter. The Federal Reserve began to reduce its monthly bond purchases but held short-term interest rates near zero. U.S. stocks, which represent more than two-thirds of the account’s composite benchmark, returned 6.94% in the first half of 2014, as measured by the Russell 3000 Index.

The MSCI index, which measures stock performance in 45 developed and emerging nations, returned 5.77% in U.S. dollar terms. India, Denmark, Indonesia and the Philippines were the top-performing markets. Laggards included Russia, Hungary, Chile and Japan. Exchange rates were an important factor, with the MSCI index returning 4.44% in local currency terms.

Despite a healthy gain, the account lags its benchmark

The account’s key detractors included overweight holdings in General Motors, Cliff Natural Resources and Best Buy and an underweight in Intel. These negative effects were partly offset by a stake in Intercept Pharmaceuticals and overweight positions in chemical company LyondellBasell Industries and Questcor Pharmaceuticals.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Stock Account

Performance as of June 30, 2014

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years
CREF Stock Account	7/31/1952	5.89%	23.92%	16.61%	7.54%
CREF Stock Composite Benchmark*	—	6.59	24.37	16.92	7.76
Broad market index
Russell 3000® Index	—	6.94	25.22	19.33	8.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On June 30, 2014, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	†
CREF Stock Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$ 1,000.00	$ 1,058.87	$ 2.45
5% annual hypothetical return	1,000.00	1,022.41	2.41

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.48%.

For more information about this expense example, please see page 6.

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CREF Stock Account

Portfolio composition

Sector	% of net assets as of 6/30/2014
Financials	18.9
Information technology	15.2
Consumer discretionary	13.3
Industrials	12.0
Health care	11.8
Energy	9.7
Consumer staples	7.6
Materials	5.2
Utilities	2.9
Telecommunication services	2.8
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	42.4
More than $15 billion–$50 billion	24.5
More than $2 billion–$15 billion	26.3
$2 billion or less	6.8
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2014
United States	66.4
Japan	4.2
United Kingdom	3.9
France	2.3
Canada	2.3
Switzerland	1.7
Germany	1.7
Australia	1.2
58 other nations	12.1
Short-term investments	4.2
Total	100.0

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CREF Global Equities Account

Performance for the six months ended June 30, 2014

The CREF Global Equities Account returned 4.57% for the period, compared with the 6.18% return of its benchmark, the MSCI World Index. For the twelve months ended June 30, 2014, the account returned 22.93%, versus 24.05% for the index.

In the United States, a harsh winter and weak economic data contributed to a sharp drop in stocks in January. Although stocks rallied in February, volatility returned in March because of concerns about slowing growth in emerging nations and geopolitical uncertainty in Ukraine. Global stocks, as measured by the MSCI World Index, returned 1.26% in the first quarter of 2014 and advanced 4.86% in the following quarter on data signaling improvement in the U.S. and European economies.

Market performance varied significantly across countries. U.S. stocks, which comprised more than half of the index’s market capitalization at period-end, gained 6.83% and contributed the most to the benchmark’s return. Two smaller markets—Israel and Denmark—made outsized contributions, posting gains of 21.1% and 19.7%, respectively. Underperforming countries in the benchmark included the Netherlands, Sweden and Ireland.

A weakening dollar increased returns for U.S. investors. In terms of local currencies, the MSCI World Index gained 5.48% for the six months.

Stock selection hinders the account’s performance

The account’s underperformance of its benchmark was driven by overweight positions in U.K. Internet retailer ASOS, U.K. bank Barclays, Portugal-based Banco Espirito Santo and an underweight stake in Spanish-based Banco Santander.

Relative performance was aided by the account’s overweight positions in drug makers Shire and Forest Laboratories, as well as a nonbenchmark position in Indian real estate investment company Unitech.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2014

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years
CREF Global Equities Account	5/1/1992	4.57%	22.93%	15.11%	6.99%
MSCI World Index	—	6.18	24.05	14.99	7.25

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Global Equities Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$ 1,000.00	$ 1,045.74	$ 2.38
5% annual hypothetical return	1,000.00	1,022.46	2.36

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 6.

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CREF Global Equities Account

Portfolio composition

% of net assets
Sector	as of 6/30/2014
Financials	19.9
Consumer discretionary	14.5
Information technology	13.7
Health care	12.9
Industrials	12.2
Energy	8.8
Consumer staples	6.9
Materials	4.8
Telecommunication services	2.5
Utilities	2.3
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014
More than $50 billion	45.7
More than $15 billion–$50 billion	28.2
More than $2 billion–$15 billion	24.0
$2 billion or less	2.1
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2014
United States	52.9
Japan	7.4
United Kingdom	6.9
France	4.0
Switzerland	3.8
Canada	3.8
Germany	3.4
Australia	2.1
35 other nations	12.6
Short-term investments	3.1
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2014

The CREF Growth Account returned 5.62% for the period, compared with the 6.31% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2014, the account returned 28.27%, versus 26.92% for the index.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 6.94% in the first half of 2014. Investors were emboldened by the strengthening domestic economy—a drop in unemployment and a rise in housing prices and consumer spending—and efforts by the Federal Reserve to stimulate economic activity by keeping interest rates low.

For the six-month period, growth equities lagged the broad U.S. equity market by nearly one percentage point. Within the growth category, large-cap stocks outperformed small caps, which gained 2.22%, but underperformed mid caps, which were up 6.51%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2014, the Russell 1000 Growth Index garnered an average annual return of 8.20%, versus the 8.23% average gain of the Russell 3000 Index.

Energy and utilities were standout performers

All ten industry sectors of the Russell 1000 Growth Index produced gains for the period. The best-performing sectors were energy (up 25.0%) and utilities (up 16.8%). Another strong contributor was the materials sector (up 8.7%). The index’s largest sectors were information technology (up 6.5%), consumer discretionary (up 0.4%), health care (up 9.7%) and industrials (up 4.5%). Together, these four sectors made up nearly three-quarters of the benchmark’s total market capitalization on June 30, 2014.

For the first half of the year, the account did not keep up with its benchmark primarily due to stock selection. Notable detractors included overweight positions in MasterCard, real estate franchise firm Realogy Holdings and Amazon.com. An underweight position in energy firm Schlumberger and a nonbenchmark position in telecommunications and media firm SoftBank also weighed on relative performance.

These detractors were partly offset by positive contributions to relative performance from successful stock choices, such as overweight positions in drug manufacturer Allergan, software developer Adobe Systems, social media company Facebook, Delta Air Lines and chemical company LyondellBasell.

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CREF Growth Account

Performance as of June 30, 2014

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years
CREF Growth Account	4/29/1994	5.62%	28.27%	18.79%	7.89%
Russell 1000® Growth Index	—	6.31	26.92	19.24	8.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Growth Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$1,000.00	$1,056.21	$2.14
5% annual hypothetical return	1,000.00	1,022.71	2.11

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 6.

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CREF Growth Account

Portfolio composition
% of net assets
Sector	as of 6/30/2014
Information technology	28.6
Consumer discretionary	20.2
Health care	14.3
Industrials	11.6
Financials	7.0
Consumer staples	6.6
Energy	5.1
Materials	4.4
Telecommunication services	1.4
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2014
More than $50 billion	50.7
More than $15 billion–$50 billion	26.7
More than $2 billion–$15 billion	22.3
$2 billion or less	0.3
Total	100.0

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CREF Equity Index Account

Performance for the six months ended June 30, 2014

The CREF Equity Index Account returned 6.75% for the period, compared with the 6.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2014, the account returned 24.71%, versus 25.22% for the index.

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

The broad U.S. stock market, as measured by the Russell 3000 Index, rose 6.94% in the first half of 2014. Investors were emboldened by the strengthening domestic economy—a drop in unemployment and a rise in housing prices and consumer spending—and efforts by the Federal Reserve to stimulate economic activity by keeping interest rates low. Large-cap stocks outperformed the broad equity market and outpaced small caps by more than four percentage points.

In terms of investment styles, value equities gained 7.95%, outperforming the 5.98% return of growth stocks and the broad market’s performance. (Returns by investment style and market capitalization are based on the Russell indexes.)

Defensive utilities and energy sectors outperform

For the six months, all ten industry sectors of the Russell 3000 Index posted positive returns, with three generating double-digit gains. Utilities performed the best, returning 18.0%. Additional lift was provided by the energy, health care and materials sectors, which returned 14.0%, 10.2% and 8.3%, respectively. Together, these four sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2014.

Intercept Pharmaceuticals, American Airlines and entertainment conglomerate Liberty Global were among the top performers in the index.

The worst-performing sectors for the period included consumer discretionary, industrials and telecommunication services, which returned 1.0%, 3.9% and 4.4%, respectively. Loan service provider Navient and ARIAD Pharmaceuticals were among the stocks limiting the index’s return.

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CREF Equity Index Account

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Equity Index Account	4/29/1994	6.75%	24.71%	18.86%	7.81%
Russell 3000 Index	—	6.94	25.22	19.33	8.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period*
CREF Equity Index Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$1,000.00	$1,067.45	$2.00
5% annual hypothetical return	1,000.00	1,022.86	1.96

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.39%.

For more information about this expense example, please see page 6.

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CREF Equity Index Account

Portfolio composition
% of net assets
Sector	as of 6/30/2014
Information technology	18.2
Financials	17.3
Health care	13.0
Consumer discretionary	12.4
Industrials	11.6
Energy	9.8
Consumer staples	8.2
Materials	3.9
Utilities	3.2
Telecommunication services	2.2
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2014
More than $50 billion	48.9
More than $15 billion–$50 billion	23.6
More than $2 billion–$15 billion	22.5
$2 billion or less	5.0
Total	100.0

18	2014 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the six months ended June 30, 2014

The CREF Bond Market Account returned 4.03% for the six-month period, compared with the 3.93% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2014, the account returned 4.92%, versus 4.37% for the index.

The U.S. economy showed improvement in the second quarter of 2014 after a weak first-quarter performance. Unemployment declined to 6.1% in June 2014, down from 6.7% in December 2013 and 7.5% a year earlier. Advance estimates from the U.S. Department of Commerce show 4.0% annualized growth in gross domestic product (GDP) for the second quarter of 2014, offsetting a decline in GDP of 2.1% in the first quarter.

The economic struggles early in the year can be attributed to a range of factors, including cold weather, slowing growth in emerging markets and a geopolitical crisis in Ukraine. Adding to the uncertainty were concerns that the Federal Reserve’s decision to reduce its monthly purchases of government bonds could lead to higher interest rates. In the second quarter, economic data—particularly with regard to employment—improved, while inflation and interest rates remained low.

Corporate holdings drive outperformance

In this environment, bonds performed well for the period. U.S. Treasuries remained a higher-yielding alternative to other global government securities, while corporate and mortgage-backed securities benefited from low interest rates and the improving economy. As the benchmark’s largest sector, Treasuries had positive performance for the period, with a return of 2.7%. Yields on the 10-year Treasury declined from 3.0% on December 30, 2013 to 2.5% by period-end.

U.S. mortgage-backed securities, the second-largest benchmark weighting, also had strong performance, returning 4.1% for the period. Corporate bonds—a significant weighting—returned 5.7%, while municipal bonds had an impressive 5.9% gain. Among the benchmark’s smaller weightings, government agency securities, commercial mortgage-backed securities and asset-backed securities had returns of 2.9%, 2.6% and 1.3%, respectively.

The account outperformed its benchmark primarily because of overweight positions in, and successful selection among, corporate securities. The account’s significant overweight to municipals had a positive impact as well. An underweight to Treasuries detracted from the account’s relative returns for the period.

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CREF Bond Market Account

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Bond Market Account	3/1/1990	4.03%	4.92%	5.06%	4.54%
Barclays U.S. Aggregate Bond Index	—	3.93	4.37	4.85	4.93

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$1,000.00	$1,040.33	$2.28
5% annual hypothetical return	1,000.00	1,022.56	2.26

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

20	2014 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Portfolio composition

% of net assets
as of 6/30/2014
Corporate bonds	23.6
Mortgage-backed securities†	23.2
Foreign government & corporate bonds denominated in U.S. dollars	15.2
U.S. Treasury securities	13.4
Asset-backed securities	11.1
Municipal bonds	4.1
Commercial mortgage-backed securities	3.4
U.S. agency securities	2.9
Bank loan obligations	0.3
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2014
Less than 1 year	11.1
1–3 years	19.1
3–5 years	23.3
5–10 years	34.1
Over 10 years	12.4
Total	100.0

Holdings by credit quality‡
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2014
Aaa/AAA	51.4
Aa/AA	10.7
A/A	14.0
Baa/BBB	17.5
Ba/BB	3.7
B/B	1.6
Below B/B	0.5
Non-rated	0.6
Total	100.0

‡	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2014 Semiannual Report	21

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2014

The CREF Inflation-Linked Bond Account returned 5.71% for the six-month period, compared with the 5.83% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the twelve months ended June 30, 2014, the account returned 4.13%, versus 4.44% for the index.

During the period, the year-over-year inflation rate, as measured by the Consumer Price Index (CPI), crept up from 1.5% in December 2013 to 2.1% in May 2014. Although still low by historical standards, this increase reflects both the economy’s growth in the second quarter of 2014—after negative growth in the first quarter—as well as a sharp increase in the price of oil. The 2.1% rate remained below the 2.4% average annual inflation rate over the ten years ended December 31, 2013.

The price of oil, which has a significant impact on inflation, increased by 7.1%, from $98 per barrel on December 31, 2013, to $105 per barrel at period-end. Among the components of the CPI, food increased at a year-over-year rate of 2.5% in May 2014, while medical care services rose 3.0%.

TIPS outperform as Treasury yields decline

For the six months, the 5.8% return of TIPS significantly outperformed the 3.9% return of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. TIPS’ longer maturities enhanced their performance in a period in which 10-year U.S. Treasury yields declined from 3.0% on December 31, 2013, to 2.5% at period-end. In addition, with the increase in inflation in general, and the price of oil in particular, investors may be expecting further price increases in the year ahead.

The account slightly underperformed its benchmark primarily because of its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account’s portfolio was similar to that of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

22	2014 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Inflation-Linked Bond Account	5/1/1997	5.71%	4.13%	5.13%	4.79%
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	5.83	4.44	5.55	5.25

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
CREF Inflation-Linked	account value	account value	during period	*
Bond Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$1,000.00	$1,057.09	$2.09
5% annual hypothetical return	1,000.00	1,022.76	2.06

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.41%.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets
as of 6/30/2014
U.S. Treasury securities	99.5
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2014
1–3 years	21.7
3–5 years	14.0
5–10 years	33.9
Over 10 years	30.4
Total	100.0

College Retirement Equities Fund ■ 2014 Semiannual Report	23

CREF Social Choice Account

Performance for the six months ended June 30, 2014

The CREF Social Choice Account returned 5.65% for the period, compared with the 5.59% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2014, the account returned 15.64%, versus 16.43% for the benchmark index. The account uses certain social criteria, while the benchmark does not.

Because of its social criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. The account’s exclusions of benchmark holdings Amazon.com, General Electric, Exxon Mobil and Citigroup were among the largest contributors to its performance versus the benchmark. Amazon’s shares dropped in reaction to disappointing earnings.

These positive effects were partly offset by the account’s exclusion of Apple, energy giant Schlumberger, Wells Fargo and Microsoft. The exclusion of Royal Dutch Shell and French energy company Total trimmed results as well.

Stock choices push returns above its benchmark

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

The account’s relative performance was boosted by overweight positions in oil and gas producer EOG Resources and Weatherford International, a nonbenchmark holding. Internationally, global biopharmaceutical firm Actelion and Danish health care firm Novo Nordisk were both account overweights that helped relative performance, as did the exclusion of U.K. financial company Barclays.

These positive contributions more than offset detractions from other equities, including overweight positions in Discovery Communications (Class A shares), TJX Companies and Yahoo. Shares of Yahoo have remained flat in the first half of 2014 with revenues down from 2013.

Fixed income contributes to the account’s outperformance

During the six months, the account’s fixed-income component outperformed the Barclays aggregate index. The largest contributions to the account’s performance versus the index came from overweight positions in municipal and corporate bonds, and government-related agency securities. The account’s underweight in U.S. Treasury and mortgage-backed securities partially detracted from its returns.

24	2014 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Social Choice Account	3/1/1990	5.65%	15.64%	12.65%	6.52%
CREF Social Choice Composite Benchmark*	—	5.59	16.43	12.69	6.70
Broad market index Russell 3000® Index	—	6.94	25.22	19.33	8.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On June 30, 2014, the CREF Social Choice Composite Benchmark consisted of: 47.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 13.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	†
CREF Social Choice Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$1,000.00	$1,056.54	$2.19
5% annual hypothetical return	1,000.00	1,022.66	2.16

†	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.43%.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2014 Semiannual Report	25

CREF Social Choice Account

Portfolio composition

% of net assets
as of 6/30/2014
Equities	59.9
Long-term bonds	38.4
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2014
Less than 1 year	6.6
1–3 years	18.3
3–5 years	23.4
5–10 years	36.2
Over 10 years	15.5
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2014
More than $50 billion	36.8
More than $15 billion–$50 billion	42.9
More than $2 billion–$15 billion	18.6
$2 billion or less	1.7
Total	100.0

26	2014 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2014

The CREF Money Market Account returned 0.00% for the six-month period, compared with the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The supply of money market instruments continued to decline in the first half of 2014, with elevated prices and very low yields. In January 2014, the Federal Reserve (“Fed”) began to reduce its purchases of U.S. Treasuries at a rate of $10 billion per month.

Yields remained low on repurchase agreements, which often use Treasuries as collateral. Commercial paper issuance continued to decline, with outstanding issuance down by more than $1 trillion since mid-2007 due to excess corporate cash and borrowing at longer maturities.

Low interest rates continue to challenge money market funds

The Fed again kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% during the period, with no signal of an intention to increase it. The three-month LIBOR rate declined from 0.25% on December 31, 2013, to 0.23% as of June 30, 2014. (LIBOR is a widely used indicator of the interest rates that banks expect to pay to other banks for loans on the London market.) The three-month T-bill rate declined from 0.7% in December 2013 to 0.4% at period-end.

Against this backdrop of low rates and little supply, management sought higher-yielding investments while remaining in full compliance with SEC regulations. Accordingly, the account maintained more than half its portfolio in U.S. Treasury and government agency securities. With few options in the commercial paper market, managers selectively found opportunities abroad in Pacific Rim banks. As of June 24, 2014, the account’s weighted average maturity was 53 days, versus 43 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of CREF Money Market Account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld (waived) by TIAA to prevent the account’s yield from turning negative.

College Retirement Equities Fund ■ 2014 Semiannual Report	27

CREF Money Market Account

Net annualized yield for the 7 days ended June 24, 2014*

	Current yield	Effective yield
CREF Money Market Account†	0.00%	0.00%
iMoneyNet Money Fund Averages™—All Taxable‡	0.01	0.01

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
CREF Money Market Account†	4/1/1988	0.00%	0.00%	0.00%	1.56%
iMoneyNet Money Fund Averages—All Taxable‡	—	0.01	0.01	0.03	1.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†	Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions.
‡	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

28	2014 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Expense example

Six months ended June 30, 2014

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Money Market Account	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)
Actual return	$1,000.00	$1,000.00	$0.60
5% annual hypothetical return	1,000.00	1,024.20	0.60

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.12%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets
as of 6/30/2014
Commercial paper	38.7
U.S. government agency securities	31.0
U.S. Treasury securities	14.9
Floating rate securities, government	9.8
Certificates of deposit	5.0
Asset-backed securities	0.6
Total	100.0

College Retirement Equities Fund ■ 2014 Semiannual Report	29

Summary portfolio of investments (unaudited)

CREF Stock Account  ¡  June 30, 2014

Principal		Issuer	Value (000)		% of net assets
BONDS

CORPORATE BONDS
CAPITAL GOODS			$0	^	0.0%
DIVERSIFIED FINANCIALS			466		0.0
FOOD, BEVERAGE & TOBACCO			37		0.0
REAL ESTATE			20		0.0
		TOTAL CORPORATE BONDS (Cost $536)	523		0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES			289		0.0
		TOTAL GOVERNMENT BONDS (Cost $303)	289		0.0
		TOTAL BONDS (Cost $839)	812		0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS
6,329,637		Toyota Motor Corp	378,972		0.3
		Other	2,517,462		2.0
			2,896,434		2.3
BANKS
43,438,164		Bank of America Corp	667,644		0.5
9,960,459		Citigroup, Inc	469,138		0.4
11,141,658		JPMorgan Chase & Co	641,982		0.5
26,201,941		Wells Fargo & Co	1,377,174		1.1
		Other	6,405,496		4.9
			9,561,434		7.4
CAPITAL GOODS
2,839,656		3M Co	406,752		0.3
38,518,753		General Electric Co	1,012,273		0.8
5,857,754		Honeywell International, Inc	544,478		0.4
		Other	8,417,482		6.5
			10,380,985		8.0
COMMERCIAL & PROFESSIONAL SERVICES			1,550,639		1.3
CONSUMER DURABLES & APPAREL			2,465,392		1.9
CONSUMER SERVICES
1,013,580	*,a,e	Papa Murphy’s Holdings, Inc	9,710		0.0
		Other	2,751,522		2.1
			2,761,232		2.1
DIVERSIFIED FINANCIALS			4,916,106		3.8

30	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ¡  June 30, 2014

Shares		Company	Value (000)	% of net assets
ENERGY
8,104,558		Chevron Corp	$1,058,050	0.8%
3,318,875		EOG Resources, Inc	387,844	0.3
16,152,124		Exxon Mobil Corp	1,626,196	1.3
5,613,526		Schlumberger Ltd	662,115	0.5
		Other	8,807,384	6.8
			12,541,589	9.7
FOOD & STAPLES RETAILING
5,750,223		CVS Corp	433,394	0.3
		Other	1,494,347	1.2
			1,927,741	1.5
FOOD, BEVERAGE & TOBACCO
9,572,638		Altria Group, Inc	401,476	0.3
11,653,916		Coca-Cola Co	493,660	0.4
6,185,577		PepsiCo, Inc	552,620	0.4
5,858,734		Philip Morris International, Inc	493,950	0.4
		Other	4,044,158	3.1
			5,985,864	4.6
HEALTH CARE EQUIPMENT & SERVICES			4,351,922	3.4

HOUSEHOLD & PERSONAL PRODUCTS
9,513,656		Procter & Gamble Co	747,678	0.6
		Other	1,191,087	0.9
			1,938,765	1.5
INSURANCE
4,941,872	*	Berkshire Hathaway, Inc (Class B)	625,443	0.5
7,194,441		Metlife, Inc	399,723	0.3
		Other	4,438,531	3.4
			5,463,697	4.2
MATERIALS
6,834,162	*,a	Berry Plastics Group, Inc	176,321	0.1
		Other	6,566,633	5.1
			6,742,954	5.2
MEDIA
13,417,074	e	Comcast Corp (Class A)	720,228	0.6
8,197,085		Walt Disney Co	702,818	0.5
		Other	2,978,294	2.3
			4,401,340	3.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,052,113		AbbVie, Inc	398,021	0.3
1,290,677	*	Biogen Idec, Inc	406,963	0.3
5,470,654	*	Celgene Corp	469,820	0.4
8,603,258	*,e	Gilead Sciences, Inc	713,296	0.5
13,223,445		Johnson & Johnson	1,383,437	1.1
11,868,886		Merck & Co, Inc	686,615	0.5
5,093,278		Novartis AG.	461,239	0.4

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	31

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ¡  June 30, 2014

Shares		Company	Value (000)	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES–continued
24,189,658		Pfizer, Inc	$717,949	0.5%
		Other	5,657,948	4.4
			10,895,288	8.4
REAL ESTATE
19,838,166	*,a,e	Hibernia REIT Plc	30,152	0.0
		Other	4,349,971	3.4
			4,380,123	3.4
RETAILING
9,582,000		Home Depot, Inc	775,758	0.6
		Other	3,921,474	3.0
			4,697,232	3.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,931,053		Intel Corp	492,270	0.4
		Other	2,662,858	2.1
			3,155,128	2.5
SOFTWARE & SERVICES
8,777,825	*	Facebook, Inc	590,660	0.5
1,486,209	*	Google, Inc	854,986	0.7
846,862	*	Google, Inc (Class A)	495,135	0.4
3,001,056		International Business Machines Corp	544,001	0.4
5,491,958		Mastercard, Inc (Class A)	403,494	0.3
35,764,464		Microsoft Corp	1,491,378	1.1
13,928,815		Oracle Corp	564,535	0.4
2,654,176	e	Visa, Inc (Class A)	559,262	0.4
		Other	4,355,539	3.4
			9,858,990	7.6
TECHNOLOGY HARDWARE & EQUIPMENT
26,491,114		Apple, Inc	2,461,819	1.9
19,217,749		Cisco Systems, Inc	477,561	0.4
6,643,661		Qualcomm, Inc	526,178	0.4
		Other	3,163,914	2.4
			6,629,472	5.1
TELECOMMUNICATION SERVICES
12,215,207		AT&T, Inc	431,930	0.3
18,382,787		Verizon Communications, Inc	899,470	0.7
		Other	2,268,117	1.8
			3,599,517	2.8
TRANSPORTATION
5,836,405		Union Pacific Corp	582,181	0.5
		Other	3,004,286	2.3
			3,586,467	2.8
UTILITIES			3,799,410	2.9
		TOTAL COMMON STOCKS (Cost $106,695,991)	128,487,721	99.4

32	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ¡  June 30, 2014

Shares	Company			Value (000)		% of net assets
	PURCHASED OPTIONS
	FOOD & STAPLES RETAILING			$5		0.0%
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6		0.0
	TOTAL PURCHASED OPTIONS		(Cost $12)	11		0.0
	PREFERRED STOCKS
	BANKS			19,702		0.0
	CAPITAL GOODS			270		0.0
	MEDIA			130		0.0
	DIVERSIFIED FINANCIALS			1,607		0.0
	REAL ESTATE			20		0.0
	TOTAL PREFERRED STOCKS		(Cost $24,732)	21,729		0.0
	RIGHTS / WARRANTS
	AUTOMOBILES & COMPONENTS			31		0.0
	BANKS			3,830		0.0
	CAPITAL GOODS			46		0.0
	DIVERSIFIED FINANCIALS			8		0.0
	ENERGY			1,488		0.0
	HEALTH CARE EQUIPMENT & SERVICES			13		0.0
	MATERIALS			284		0.0
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			190		0.0
	REAL ESTATE			344		0.0
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			51		0.0
	SOFTWARE & SERVICES			46		0.0
	TELECOMMUNICATION SERVICES			589		0.0
	TRANSPORTATION			0	^	0.0
	TOTAL RIGHTS / WARRANTS		(Cost $4,094)	6,920		0.0

	Principal	Issuer
SHORT-TERM INVESTMENTS
	GOVERNMENT AGENCY DEBT			121,290		0.1
	TREASURY DEBT			483,202		0.4

	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
	CERTIFICATE OF DEPOSIT			825,000		0.6

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account  ¡  June 30, 2014

Principal		Issuer		Value (000)	% of net assets
REPURCHASE AGREEMENT
$500,000,000	n	Barclays	0.070%, 07/01/14	$500,000	0.4%
422,000,000	o	Calyon	0.080%, 07/01/14	422,000	0.3
700,000,000	p	HSBC	0.060%, 07/03/14	700,000	0.5
1,000,000,000	q	Royal Bank of Scotland	0.060%, 07/02/14	1,000,000	0.8
	r	Other Repurchase Agreements	0.010%-0.100%, 07/01/14-07/03/14	1,165,000	0.9
				3,787,000	2.9
TREASURY DEBT				199,980	0.2
VARIABLE RATE SECURITIES				212,401	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				5,024,381	3.9
		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,629,833)	5,628,873	4.4

		TOTAL PORTFOLIO	(Cost $112,355,501)	134,146,066	103.8
		OTHER ASSETS & LIABILITIES, NET		(4,864,195)	(3.8)
		NET ASSETS		$129,281,871	100.0%

^	Amount represents less than $1,000.
*	Non-income producing.
a	Affiliated holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,741,726,000.
n	Agreement with Barclays, 0.07% dated 6/30/14 to be repurchased at $500,001,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $520,028,000.
o	Agreement with Calyon, 0.08% dated 6/30/14 to be repurchased at $422,001,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $430,440,000.
p	Agreement with HSBC, 0.06% dated 6/30/14 to be repurchased at $700,001,000 on 7/3/14, collateralized by U.S. Government Agency Securities valued at $714,001,000.
q	Agreement with Royal Bank of Scotland, 0.06% dated 6/30/14 to be repurchased at $1,000,004,000 on 7/2/14, collateralized by U.S. Government Agency Securities valued at $1,020,005,000.
r	Agreements, 0.01%-0.10% dated 6/30/14 to be repurchased at $1,165,009,000 on 7/1/14-7/3/14, collateralized by U.S. Government Agency Securities valued at $1,188,891,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/14, the aggregate value of restricted securities amounted to $250,000 or 0.0% of net assets.

At 6/30/14, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 of which deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers amounted to $6,724,000 or 0.0% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country (unaudited)

CREF Stock Account  ¡  June 30, 2014

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$94,542,106	70.6%
TOTAL DOMESTIC	94,542,106	70.6

FOREIGN
AUSTRALIA	1,653,886	1.2
AUSTRIA	163,368	0.1
BAHAMAS	218	0.0
BELGIUM	277,815	0.2
BERMUDA	79,618	0.1
BRAZIL	845,825	0.6
CANADA	3,055,848	2.3
CAYMAN ISLANDS	3,260	0.0
CHILE	120,910	0.1
CHINA	1,554,484	1.2
COLOMBIA	85,400	0.1
CYPRUS	137	0.0
CZECH REPUBLIC	22,482	0.0
DENMARK	427,490	0.3
EGYPT	29,068	0.0
FAROE ISLANDS	975	0.0
FINLAND	285,194	0.2
FRANCE	3,057,410	2.3
GEORGIA	3,933	0.0
GERMANY	2,277,552	1.7
GIBRALTAR	1,351	0.0
GREECE	230,483	0.2
HONG KONG	992,084	0.7
HUNGARY	10,998	0.0
INDIA	743,845	0.6
INDONESIA	215,506	0.2
IRELAND	418,591	0.3
ISLE OF MAN	7,655	0.0
ISRAEL	142,863	0.1
ITALY	735,453	0.6
JAPAN	5,676,671	4.2
JERSEY, C.I.	23,126	0.0
Country	Value (000)	% of total portfolio
KOREA, REPUBLIC OF	$1,298,505	1.0%
LUXEMBOURG	34,158	0.0
MACAU	24,608	0.0
MALAYSIA	299,033	0.2
MALTA	189	0.0
MEXICO	420,495	0.3
MONACO	4,784	0.0
NETHERLANDS	1,366,517	1.0
NEW ZEALAND	100,752	0.1
NORWAY	247,131	0.2
PANAMA	24,741	0.0
PERU	26,268	0.0
PHILIPPINES	121,953	0.1
POLAND	136,534	0.1
PORTUGAL	91,124	0.1
PUERTO RICO	15,848	0.0
QATAR	26,877	0.0
ROMANIA	1,073	0.0
RUSSIA	376,008	0.3
SINGAPORE	522,847	0.4
SOUTH AFRICA	606,647	0.5
SPAIN	604,688	0.5
SRI LANKA	1,858	0.0
SWEDEN	864,480	0.6
SWITZERLAND	2,333,630	1.7
TAIWAN	1,178,797	0.8
THAILAND	225,103	0.2
TURKEY	152,314	0.1
UKRAINE	808	0.0
UNITED ARAB EMIRATES	49,733	0.0
UNITED KINGDOM	5,298,177	3.9
VIETNAM	1,577	0.0
VIRGIN ISLANDS, U.S.	3,204	0.0
TOTAL FOREIGN	39,603,960	29.4

TOTAL PORTFOLIO	$134,146,066	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	35

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ¡  June 30, 2014

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUSTRALIA
2,180,002	BHP Billiton Ltd	$74,348	0.4%
	Other	344,756	1.7
		419,104	2.1
AUSTRIA		34,112	0.2
BELGIUM		109,321	0.6
BERMUDA		3,424	0.0
BRAZIL		11,406	0.1
CANADA
1,429,523	Toronto-Dominion Bank	73,589	0.4
	Other	691,583	3.5
		765,172	3.9
CHINA		181,156	0.9
COLOMBIA		3,620	0.0
DENMARK		108,350	0.6
FINLAND		86,598	0.4
FRANCE
1,130,868	BNP Paribas	76,852	0.4
673,656	Sanofi-Aventis	71,603	0.4
1,470,055	Total S.A.	106,358	0.5
	Other	550,615	2.8
		805,428	4.1
GERMANY
505,155	Allianz AG.	84,317	0.4
625,354	Bayer AG.	88,221	0.5
699,515	Beiersdorf AG.	67,605	0.3
764,025	Daimler AG. (Registered)	71,371	0.4
	Other	371,015	1.9
		682,529	3.5
GREECE		38,203	0.2
HONG KONG		233,958	1.2
INDIA		104,208	0.5
INDONESIA		4,433	0.0
IRELAND
991,075	Shire Ltd	77,743	0.4
	Other	127,634	0.6
		205,377	1.0
ISLE OF MAN		3,294	0.0

36	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ¡  June 30, 2014

Shares	Company	Value (000)	% of net assets
ISRAEL		$19,472	0.1%
ITALY		214,762	1.1
JAPAN
1,574,948	Toyota Motor Corp	94,297	0.5
	Other	1,390,213	7.0
		1,484,510	7.5
JERSEY, C.I.		773	0.0
KOREA, REPUBLIC OF		50,538	0.3
LUXEMBOURG		4,829	0.0
MACAU		12,192	0.1
MALAYSIA		7,044	0.0
MEXICO		8,705	0.0
NETHERLANDS
5,903,975 *	ING Groep NV	82,847	0.4
2,019,525	Royal Dutch Shell plc (A Shares)	83,452	0.4
	Other	216,794	1.1
		383,093	1.9
NEW ZEALAND		14,881	0.1
NORWAY		48,398	0.2
PHILIPPINES		15,855	0.1
PORTUGAL		23,125	0.1
RUSSIA		13,077	0.1
SINGAPORE		138,516	0.7
SPAIN		187,766	1.0
SWEDEN		178,730	0.9
SWITZERLAND
1,041,508	Nestle S.A.	80,703	0.4
1,752,517	Novartis AG.	158,705	0.8
457,069	Roche Holding AG.	136,187	0.7
3,669,782	UBS AG.	67,284	0.4
	Other	322,617	1.6
		765,496	3.9
TAIWAN		76,447	0.4
THAILAND		5,783	0.0
TURKEY		11,757	0.1
UNITED ARAB EMIRATES		5,349	0.0

See notes to financial statements	College Retirement Equities Fund ¡ 2014 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ¡  June 30, 2014

Shares		Company		Value (000)	% of net assets
UNITED KINGDOM
23,823,958		Barclays plc		$86,785	0.4%
3,042,601		Prudential plc		69,710	0.4
		Other		1,222,418	6.2
				1,378,913	7.0
UNITED STATES
2,067,572		Abbott Laboratories		84,564	0.4
3,921,122		Apple, Inc		364,390	1.8
6,056,441		Bank of America Corp		93,087	0.5
229,697	*	Biogen Idec, Inc		72,426	0.4
923,332	*	Celgene Corp		79,296	0.4
895,061		Chevron Corp		116,850	0.6
2,327,187		Comcast Corp (Class A)		124,923	0.6
1,013,133		CVS Corp		76,360	0.4
1,283,138		Dow Chemical Co		66,030	0.3
1,841,357	d	Exxon Mobil Corp		185,388	0.9
5,202,341		General Electric Co		136,718	0.7
1,104,636	*	Gilead Sciences, Inc		91,585	0.5
218,919	*	Google, Inc		125,940	0.6
1,465,292		Home Depot, Inc		118,630	0.6
903,423		Honeywell International, Inc		83,973	0.4
1,274,086	e	iShares MSCI EAFE Index Fund		87,109	0.4
1,798,956		Johnson & Johnson		188,207	1.0
1,401,141		JPMorgan Chase & Co		80,734	0.4
4,780,385		Microsoft Corp		199,342	1.0
877,458		PepsiCo, Inc		78,392	0.4
4,654,360		Pfizer, Inc		138,141	0.7
1,373,021		Procter & Gamble Co		107,906	0.5
1,215,920		Qualcomm, Inc		96,301	0.5
752,411		Schlumberger Ltd		88,747	0.5
833,928		Union Pacific Corp		83,184	0.4
2,350,269		Verizon Communications, Inc		114,999	0.6
435,314		Visa, Inc (Class A)		91,725	0.5
1,347,083		Walt Disney Co		115,499	0.6
4,014,701		Wells Fargo & Co		211,013	1.1
		Other		7,072,577	35.9
				10,574,036	53.6
		TOTAL COMMON STOCKS	(Cost $15,951,165)	19,423,740	98.5

RIGHTS / WARRANTS
AUSTRALIA				0	0.0
HONG KONG				159	0.0
MALAYSIA				197	0.0
SPAIN				1,085	0.0
UNITED STATES				59	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1,099)	1,500	0.0

38	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ¡  June 30, 2014

Principal		Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$57,223	0.3%
TREASURY DEBT
$89,000,000		United States Treasury Bill	0.096%-0.101%, 06/25/15	88,907	0.5
		Other		102,048	0.5
				190,955	1.0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				75,000	0.4
REPURCHASE AGREEMENTS
126,000,000	n	Calyon	0.080%, 07/01/14	126,000	0.6
	o	Other Repurchase Agreements	0.060%-0.100%, 07/01/14-07/03/14	113,000	0.6
				239,000	1.2
TREASURY DEBT				21,998	0.1
VARIABLE RATE SECURITIES				37,426	0.2
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				373,424	1.9
	TOTAL SHORT-TERM INVESTMENTS		(Cost $621,766)	621,602	3.2

	TOTAL PORTFOLIO		(Cost $16,574,030)	20,046,842	101.7
	OTHER ASSETS & LIABILITIES, NET			(333,607)	(1.7)
	NET ASSETS			$19,713,235	100.0%

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $605,229,000.
n	Agreement with Calyon, 0.08% dated 6/30/14 to be repurchased at $126,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $128,520,000.
o	Agreements, 0.06%-0.10% dated 6/30/14 to be repurchased at $113,002,000 on 7/1/14–7/3/14, collateralized by U.S. Government Agency Securities valued at $114,262,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ¡ 2014 Semiannual Report	39

Summary of market values by sector (unaudited)

CREF Global Equities Account  ¡  June 30, 2014

Sector	Value (000)	% of net assets
FINANCIALS	$3,939,458	19.9%
CONSUMER DISCRETIONARY	2,866,509	14.5
INFORMATION TECHNOLOGY	2,691,133	13.7
HEALTH CARE	2,543,357	12.9
INDUSTRIALS	2,396,577	12.2
ENERGY	1,732,082	8.8
CONSUMER STAPLES	1,362,158	6.9
MATERIALS	953,462	4.8
TELECOMMUNICATION SERVICES	496,739	2.5
UTILITIES	443,765	2.3
SHORT-TERM INVESTMENTS	621,602	3.2
OTHER ASSETS & LIABILITIES, NET	(333,607)	(1.7)
NET ASSETS	$19,713,235	100.0%

40	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2014

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$411,795	2.0%
BANKS			48,537	0.2
CAPITAL GOODS
1,023,025		3M Co	146,538	0.7
1,066,640		Boeing Co	135,709	0.7
1,205,482		Honeywell International, Inc	112,049	0.6
		Other	869,571	4.3
			1,263,867	6.3
COMMERCIAL & PROFESSIONAL SERVICES
2,357,077		Nielsen Holdings NV	114,106	0.6
1,689,467	*	Verisk Analytics, Inc	101,402	0.5
		Other	100,049	0.5
			315,557	1.6
CONSUMER DURABLES & APPAREL
1,451,039		Nike, Inc (Class B)	112,528	0.5
		Other	454,355	2.3
			566,883	2.8
CONSUMER SERVICES
1,348,230		Las Vegas Sands Corp	102,762	0.5
1,783,814		Starbucks Corp	138,032	0.7
		Other	358,601	1.8
			599,395	3.0
DIVERSIFIED FINANCIALS
486,858	*	Affiliated Managers Group, Inc	100,000	0.5
954,689		Ameriprise Financial, Inc	114,563	0.6
536,080		IntercontinentalExchange Group, Inc	101,265	0.5
1,581,269		Moody’s Corp	138,614	0.7
		Other	447,432	2.2
			901,874	4.5
ENERGY
1,947,759		EOG Resources, Inc	227,615	1.1
1,742,131		Halliburton Co	123,709	0.6
1,681,227		Schlumberger Ltd	198,301	1.0
		Other	478,876	2.4
			1,028,501	5.1
FOOD & STAPLES RETAILING			293,052	1.4
FOOD, BEVERAGE & TOBACCO
2,959,794		Altria Group, Inc	124,134	0.6
2,962,393		Coca-Cola Co	125,487	0.6
1,484,545		PepsiCo, Inc	132,629	0.7
		Other	431,643	2.2
			813,893	4.1

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2014

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES			$593,955	3.0%
HOUSEHOLD & PERSONAL PRODUCTS
1,670,193		Estee Lauder Cos (Class A)	124,029	0.6
		Other	86,121	0.4
			210,150	1.0
INSURANCE			151,043	0.8
MATERIALS
1,756,869		LyondellBasell Industries AF S.C.A	171,558	0.9
1,673,221		Monsanto Co	208,718	1.0
		Other	500,563	2.5
			880,839	4.4
MEDIA
6,334,429		Comcast Corp (Class A)	340,032	1.7
2,956,168		Walt Disney Co	253,462	1.2
		Other	517,999	2.6
			1,111,493	5.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
463,604	*	Actavis plc	103,407	0.5
941,673		Amgen, Inc	111,466	0.6
785,082	*	Biogen Idec, Inc	247,544	1.2
3,350,836	*	Celgene Corp	287,770	1.4
4,756,196	*	Gilead Sciences, Inc	394,336	2.0
742,306		Perrigo Co plc	108,199	0.5
		Other	1,016,136	5.1
			2,268,858	11.3
REAL ESTATE			295,496	1.5
RETAILING
851,884	*	Amazon.com, Inc	276,675	1.4
1,461,598		Expedia, Inc	115,116	0.6
3,301,671		Home Depot, Inc	267,303	1.3
83,679	*	Priceline.com, Inc	100,666	0.5
		Other	604,974	3.0
			1,364,734	6.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			430,539	2.1

42	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2014

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
2,745,653	*	Adobe Systems, Inc		$198,675	1.0%
5,495,501	*	Facebook, Inc		369,792	1.8
627,989	*	Google, Inc		361,270	1.8
536,419	*	Google, Inc (Class A)		313,628	1.6
882,184		International Business Machines Corp		159,913	0.8
2,847,389		Intuit, Inc		229,300	1.1
3,773,090		Mastercard, Inc (Class A)		277,209	1.4
7,900,935		Microsoft Corp		329,469	1.6
6,618,556		Oracle Corp		268,250	1.3
2,227,648	*	Salesforce.com, Inc		129,382	0.7
1,447,784		Visa, Inc (Class A)		305,063	1.5
		Other		942,513	4.7
				3,884,464	19.3
TECHNOLOGY HARDWARE & EQUIPMENT
11,284,836	d	Apple, Inc		1,048,700	5.2
2,542,209		Qualcomm, Inc		201,343	1.0
		Other		237,698	1.2
				1,487,741	7.4
TELECOMMUNICATION SERVICES
3,044,146		Verizon Communications, Inc		148,950	0.7
		Other		131,611	0.7
				280,561	1.4
TRANSPORTATION
2,767,884		Delta Air Lines, Inc		107,172	0.5
1,892,746		Union Pacific Corp		188,801	0.9
		Other		450,255	2.3
				746,228	3.7
UTILITIES				9,379	0.1
		TOTAL COMMON STOCKS	(Cost $15,295,364)	19,958,834	99.3

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				99,278	0.5
TREASURY DEBT				61,154	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

352,010,150	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		352,010	1.8
				352,010	1.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $512,439)	512,442	2.6

		TOTAL PORTFOLIO	(Cost $15,807,803)	20,471,276	101.9
		OTHER ASSETS & LIABILITIES, NET		(375,205)	(1.9)
		NET ASSETS		$20,096,071	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	43

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2014

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/14, the aggregate value of securities on loan is $348,208,000.

At 6/30/14, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 of which deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers amounted to $24,092,000, or 0.1% of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

44	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2014

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$202,830	1.2%
BANKS
7,965,569		Bank of America Corp	122,431	0.7
2,304,856		Citigroup, Inc	108,559	0.7
2,866,656		JPMorgan Chase & Co	165,177	1.0
3,617,453		Wells Fargo & Co	190,133	1.1
		Other	392,193	2.4
			978,493	5.9
CAPITAL GOODS
495,538		3M Co	70,981	0.4
553,616		Boeing Co	70,437	0.4
7,595,973		General Electric Co	199,622	1.2
694,378		United Technologies Corp	80,166	0.5
		Other	934,836	5.6
			1,356,042	8.1
COMMERCIAL & PROFESSIONAL SERVICES			186,856	1.1
CONSUMER DURABLES & APPAREL			250,858	1.5
CONSUMER SERVICES
748,615		McDonald’s Corp	75,415	0.4
		Other	283,596	1.7
			359,011	2.1
DIVERSIFIED FINANCIALS
687,066		American Express Co	65,182	0.4
		Other	539,948	3.2
			605,130	3.6
ENERGY
1,441,996		Chevron Corp	188,253	1.1
929,954		ConocoPhillips	79,725	0.5
3,264,226	d	Exxon Mobil Corp	328,642	2.0
595,049		Occidental Petroleum Corp	61,070	0.4
985,122		Schlumberger Ltd	116,195	0.7
		Other	856,275	5.1
			1,630,160	9.8
FOOD & STAPLES RETAILING
885,741		CVS Corp	66,758	0.4
1,206,895		Wal-Mart Stores, Inc	90,602	0.5
		Other	164,346	1.0
			321,706	1.9

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	45

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2014

			Value	% of net
Shares		Company	(000)	assets
FOOD, BEVERAGE & TOBACCO
1,504,770		Altria Group, Inc	$63,110	0.4%
2,971,326		Coca-Cola Co	125,865	0.7
1,148,290		PepsiCo, Inc	102,588	0.6
1,191,397		Philip Morris International, Inc	100,447	0.6
		Other	359,950	2.2
			751,960	4.5
HEALTH CARE EQUIPMENT & SERVICES
742,160		UnitedHealth Group, Inc	60,671	0.4
		Other	689,041	4.1
			749,712	4.5
HOUSEHOLD & PERSONAL PRODUCTS
2,049,768		Procter & Gamble Co	161,091	1.0
		Other	132,321	0.8
			293,412	1.8
INSURANCE
1,381,607	*	Berkshire Hathaway, Inc (Class B)	174,856	1.1
		Other	504,833	3.0
			679,689	4.1
MATERIALS			650,807	3.9
MEDIA
1,962,017		Comcast Corp (Class A)	105,321	0.6
1,311,897		Walt Disney Co	112,482	0.7
		Other	360,224	2.2
			578,027	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,205,062		AbbVie, Inc	68,014	0.4
570,723		Amgen, Inc	67,556	0.4
1,250,290		Bristol-Myers Squibb Co	60,652	0.4
1,163,138	*	Gilead Sciences, Inc	96,436	0.6
2,142,952		Johnson & Johnson	224,196	1.3
2,213,596		Merck & Co, Inc	128,056	0.8
4,831,609		Pfizer, Inc	143,402	0.9
		Other	621,231	3.7
			1,409,543	8.5
REAL ESTATE			619,185	3.7
RETAILING
284,575	*	Amazon.com, Inc	92,424	0.6
1,035,965		Home Depot, Inc	83,872	0.5
		Other	502,127	3.0
			678,423	4.1

46	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2014

				Value		% of net
Shares		Company		(000)		assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,770,656		Intel Corp		$116,513		0.7%
		Other		279,816		1.7
				396,329		2.4
SOFTWARE & SERVICES
1,491,705	*	Facebook, Inc		100,377		0.6
213,945	*	Google, Inc		123,078		0.7
211,490	*	Google, Inc (Class A)		123,652		0.7
716,559		International Business Machines Corp		129,891		0.8
6,271,656		Microsoft Corp		261,528		1.6
2,487,815		Oracle Corp		100,831		0.6
379,835		Visa, Inc (Class A)		80,035		0.5
		Other		756,436		4.6
				1,675,828		10.1
TECHNOLOGY HARDWARE & EQUIPMENT
4,567,255		Apple, Inc		424,435		2.5
3,880,099		Cisco Systems, Inc		96,420		0.6
1,278,601		Qualcomm, Inc		101,265		0.6
		Other		344,098		2.1
				966,218		5.8
TELECOMMUNICATION SERVICES
3,931,717		AT&T, Inc		139,025		0.9
3,136,668		Verizon Communications, Inc		153,477		0.9
		Other		69,187		0.4
				361,689		2.2
TRANSPORTATION
687,483		Union Pacific Corp		68,577		0.4
		Other		309,889		1.9
				378,466		2.3
UTILITIES				525,564		3.2
		TOTAL COMMON STOCKS	(Cost $9,247,007)	16,605,938		99.8

RIGHTS / WARRANTS
ENERGY				0	^	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				4		0.0
TELECOMMUNICATION SERVICES				118		0.0
		TOTAL RIGHTS / WARRANTS	(Cost $118)	122		0.0

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$9,998	0.1%
TREASURY DEBT				4,695	0.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
537,479,576	a,c	TIAA-CREF Short Term Lending Portfolio of the
		State Street Navigator Securities Lending Trust		537,480	3.2
				537,480	3.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $552,172)	552,173	3.3

		TOTAL PORTFOLIO	(Cost $9,799,297)	17,158,233	103.1
		OTHER ASSETS & LIABILITIES, NET		(516,275)	(3.1)
		NET ASSETS		$16,641,958	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/14, the aggregate value of securities on loan is $526,192,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

48	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2014

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$7,797	0.1%
FOOD, BEVERAGE & TOBACCO	10,703	0.1
HEALTH CARE EQUIPMENT & SERVICES	4,177	0.0
MATERIALS	2,660	0.0
MEDIA	1,821	0.0
RETAILING	2,010	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,485	0.1
UTILITIES	197	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $41,654)	41,850	0.3
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	37,745	0.3
BANKS
$50,520,000	g	Bank of Nova Scotia	1.650%, 10/29/15	51,333	0.4
70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	70,954	0.5
Other	667,583	5.0
789,870	5.9
CAPITAL GOODS	91,363	0.7
COMMERCIAL & PROFESSIONAL SERVICES	48,982	0.4
CONSUMER DURABLES & APPAREL	38,064	0.3
CONSUMER SERVICES	127,403	0.9
DIVERSIFIED FINANCIALS
52,076,760	Tagua Leasing LLC	1.900%, 07/12/24	50,940	0.4
Other	685,701	5.1
736,641	5.5
ENERGY	355,619	2.6
FOOD & STAPLES RETAILING	25,887	0.2
FOOD, BEVERAGE & TOBACCO	108,597	0.8
HEALTH CARE EQUIPMENT & SERVICES	100,770	0.8
HOUSEHOLD & PERSONAL PRODUCTS	14,589	0.1
INSURANCE	234,857	1.7
MATERIALS	230,644	1.7
MEDIA	211,090	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	60,579	0.5
REAL ESTATE	131,576	1.0

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
RETAILING				$85,539	0.7%
SOFTWARE & SERVICES				53,314	0.4
TECHNOLOGY HARDWARE & EQUIPMENT				141,649	1.1
TELECOMMUNICATION SERVICES				285,339	2.1
TRANSPORTATION				71,957	0.5
UTILITIES				438,580	3.3
		TOTAL CORPORATE BONDS (Cost $4,262,082)		4,420,654	33.1

GOVERNMENT BONDS
AGENCY SECURITIES
$180,300,000		Private Export Funding Corp
		(PEFCO)	1.375%–5.450%, 10/15/14–11/15/22	186,875	1.4
62,753,000		Tunisia Government AID Bonds	1.686%, 07/16/19	62,013	0.5
		Other		155,584	1.0
				404,472	2.9
FOREIGN GOVERNMENT BONDS				785,044	5.7
MORTGAGE BACKED
65,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 08/15/44	66,629	0.5
101,000,000	h	FGLMC	4.000%, 08/15/44	106,699	0.8
149,589,564		FGLMC	3.500%–8.000%, 12/01/16–07/15/44	164,055	1.2
81,000,000	g,h	Federal National Mortgage Association (FNMA)	3.000%, 07/25/29	84,139	0.6
80,000,000	h	FNMA	3.500%, 08/25/29	84,575	0.6
80,000,000	h	FNMA	4.000%, 07/25/44	84,900	0.6
111,000,000	h	FNMA	3.500%, 08/25/44	113,914	0.8
133,000,000	h	FNMA	5.000%, 08/25/44	147,298	1.1
137,000,000	h	FNMA	4.000%, 09/25/44	144,508	1.1
64,000,000	h	FNMA	5.000%, 09/25/44	70,700	0.5
102,000,000	h	FNMA	3.500%, 07/25/44	104,996	0.8
242,000,000	h	FNMA	4.500%, 07/25/44	262,078	2.0
48,713,378		FNMA	4.000%, 06/25/39	52,267	0.4
817,149,056		FNMA	2.005%–9.000%, 01/01/15–09/25/44	857,209	6.4
73,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 07/15/44	79,493	0.6
81,000,000	h	GNMA	4.000%, 07/15/44	86,518	0.6
163,000,000	h	GNMA	3.500%, 07/15/44	169,507	1.3
54,000,000	h	GNMA	3.000%, 07/15/44	54,405	0.4
49,000,000	h	GNMA	3.500%, 07/20/44	51,040	0.4
50,000,000	h	GNMA	4.000%, 07/20/44	53,508	0.4
149,249,924		GNMA	2.176%–9.500%, 06/15/16–08/20/44	161,801	1.2
		Other		113,926	0.9
				3,114,165	23.2
MUNICIPAL BONDS
194,685,000		State of Illinois	0.750%–5.463%, 03/01/15–04/01/28	196,326	1.5
60,000,000		University of California	1.796%, 07/01/19	59,379	0.4
		Other		288,922	2.2
				544,627	4.1

50	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
U.S. TREASURY SECURITIES
$49,175,000		United States Treasury Bond	5.250%, 02/15/29	$63,036	0.5%
45,661,000		United States Treasury Bond	5.375%, 02/15/31	59,951	0.5
48,602,000		United States Treasury Bond	4.500%, 02/15/36	59,029	0.4
56,375,000		United States Treasury Bond	3.625%, 08/15/43	59,546	0.4
50,485,000		United States Treasury Note	0.125%, 12/31/14	50,495	0.4
166,905,000		United States Treasury Note	0.250%, 01/31/15	167,068	1.3
112,305,000		United States Treasury Note	0.250%, 02/28/15	112,423	0.8
53,410,000		United States Treasury Note	0.250%, 08/15/15	53,460	0.4
144,410,000		United States Treasury Note	0.375%, 04/30/16	144,365	1.1
55,500,000		United States Treasury Note	0.375%, 05/31/16	55,450	0.4
73,000,000		United States Treasury Note	0.625%, 02/15/17	72,818	0.5
189,872,000		United States Treasury Note	8.000%, 11/15/21	265,925	2.0
81,689,000		United States Treasury Note	2.750%, 02/15/24	83,546	0.6
434,561,400		United States Treasury Note	0.250%–3.125%, 06/30/14–05/15/24	436,946	3.3
		Other		112,308	0.8
				1,796,366	13.4
		TOTAL GOVERNMENT BONDS	(Cost $6,533,580)	6,644,674	49.3

STRUCTURED ASSETS
ASSET BACKED
136,912,794	g	Dominos Pizza Master Issuer LLC
		Series - 2012 1A (Class A2)	5.216%, 01/25/42	147,130	1.1
100,000,000	g	HLSS Servicer Advance Receivables Backed Notes
		Series - 2014 T1 (Class AT1)	1.244%, 01/17/45	100,080	0.8
70,000,000	g	New Residential Advance Receivables Trust
		Advance Receivables Backed
		Series - 2014 T1 (Class A1)	1.274%, 03/15/45	70,077	0.5
		Other		1,169,803	8.7
				1,487,090	11.1
OTHER MORTGAGE BACKED
59,379,426		JP Morgan Chase Commercial Mortgage
		Securities Trust
		Series - 2006 LDP9 (Class A1A)	5.257%, 05/15/47	62,972	0.5
		Other		390,525	2.9
				453,497	3.4
		TOTAL STRUCTURED ASSETS	(Cost $1,928,388)	1,940,587	14.5
		TOTAL BONDS	(Cost $12,724,050)	13,005,915	96.9

Shares		Company
PREFERRED STOCKS
BANKS				20,939	0.2
		TOTAL PREFERRED STOCKS	(Cost $49,941)	20,939	0.2

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account  ■  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT				$25,000	0.2%
GOVERNMENT AGENCY DEBT
$55,000,000	w	Federal Home Loan Bank (FHLB)	0.078%–0.080%, 09/10/14	54,996	0.4
		Other		113,084	0.9
				168,080	1.3
TREASURY DEBT
339,200,000	w	United States Treasury Bill	0.056%–0.120%, 07/24/14	339,179	2.5
64,300,000	w	United States Treasury Bill	0.050%, 08/14/14	64,296	0.5
691,950,000	w	United States Treasury Bill	0.060%–0.135%, 08/21/14	691,840	5.2
55,000,000	w	United States Treasury Bill	0.056%, 12/18/14	54,987	0.4
75,000,000	w	United States Treasury Bill	0.050%–0.100%, 02/05/15	74,976	0.5
149,000,000	w	United States Treasury Bill	0.083%–0.110%, 03/05/15	148,941	1.1
312,800,000	w	United States Treasury Bill	0.078%–0.100%, 04/30/15	312,622	2.3
121,800,000	w	United States Treasury Bill	0.091%–0.095%, 05/28/15	121,697	0.9
121,000,000		United States Treasury Bill	0.096%–0.101%, 06/25/15	120,873	0.9
145,400,000		United States Treasury Bill	0.033%–0.108%, 07/17/14–04/02/15	145,371	1.1
		Other		37,925	0.3
				2,112,707	15.7
		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,305,676)	2,305,787	17.2

		TOTAL PORTFOLIO	(Cost $15,121,321)	15,374,491	114.6
		OTHER ASSETS & LIABILITIES, NET		(1,961,952)	(14.6)
		NET ASSETS		$13,412,539	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/14, the aggregate value of these securities, including those in “Other,” was $2,070,817,000, or 15.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

52	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$10,000,000		United States Treasury Bond	3.625%, 02/15/44	$10,553	0.1%
48,822,600	k	United States Treasury Inflation Indexed Bonds	1.375%, 02/15/44	53,697	0.7
170,129,124	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/15	176,695	2.3
183,268,404	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	193,219	2.5
401,001,128	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	411,527	5.3
194,348,624	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	210,899	2.7
176,327,726	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	192,900	2.5
477,909,252	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	494,337	6.4
144,910,591	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	162,221	2.1
167,518,575	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	182,713	2.3
256,365,000	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	264,817	3.4
149,061,012	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	162,872	2.1
146,290,600	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	164,760	2.1
141,629,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	145,834	1.9
145,434,890	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	163,705	2.1
223,951,617	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	245,647	3.2
289,810,812	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	317,592	4.1
360,783,772	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	390,802	5.0
342,656,892	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	360,941	4.6
341,405,374	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	343,673	4.4
398,919,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	401,631	5.2
270,090,480	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	269,162	3.5
51,948,600	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	52,955	0.7
77,463,900	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	80,272	1.0
248,695,066	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	301,290	3.9
212,977,114	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	250,930	3.2
160,096,290	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	196,456	2.5
197,899,350	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	227,832	2.9
139,268,640	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	195,585	2.5
179,854,632	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	226,926	2.9
168,836,755	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	246,818	3.2
55,101,492	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	79,566	1.0
86,257,815	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	109,743	1.4
103,265,730	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	132,422	1.7
225,861,298	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	212,610	2.7
117,537,420	k	United States Treasury Inflation Indexed Bonds	0.625%, 02/15/43	106,702	1.4
				7,740,304	99.5
		TOTAL GOVERNMENT BONDS	(Cost $7,196,871)	7,740,304	99.5

		TOTAL PORTFOLIO	(Cost $7,196,871)	7,740,304	99.5
		OTHER ASSETS & LIABILITIES, NET		40,604	0.5
		NET ASSETS		$7,780,908	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	53

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ¡  June 30, 2014

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
CONSUMER DURABLES & APPAREL		$1,099	0.0%
HEALTH CARE EQUIPMENT & SERVICES		8,083	0.0
MEDIA		9,717	0.1
UTILITIES		11,561	0.1
TOTAL BANK LOAN OBLIGATIONS	(Cost $30,188)	30,460	0.2

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS		25,120	0.2
BANKS		489,785	3.5
CAPITAL GOODS		99,742	0.7
COMMERCIAL & PROFESSIONAL SERVICES		27,251	0.2
CONSUMER DURABLES & APPAREL		12,961	0.1
CONSUMER SERVICES		41,250	0.3
DIVERSIFIED FINANCIALS		251,898	1.9
ENERGY		113,282	0.8
FOOD & STAPLES RETAILING		26,464	0.2
FOOD, BEVERAGE & TOBACCO		24,466	0.2
HEALTH CARE EQUIPMENT & SERVICES		43,067	0.2
HOUSEHOLD & PERSONAL PRODUCTS		8,296	0.1
INSURANCE		45,667	0.3
MATERIALS		97,109	0.7
MEDIA		18,070	0.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		129,555	0.9
REAL ESTATE		86,421	0.6
RETAILING		5,140	0.0
SOFTWARE & SERVICES		14,848	0.1
TECHNOLOGY HARDWARE & EQUIPMENT		51,406	0.4
TELECOMMUNICATION SERVICES		50,055	0.3
TRANSPORTATION		64,112	0.4
UTILITIES		204,662	1.4
TOTAL CORPORATE BONDS	(Cost $1,882,995)	1,930,627	13.6

54	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$198,895,280		Overseas Private Investment
		Corp (OPIC)	0.000%–5.142%, 07/12/14–06/01/33	$204,037	1.4%
		Other		408,657	2.8
				612,694	4.2
FOREIGN GOVERNMENT BONDS
49,000,000		International Bank for Reconstruction & Development	0.375%, 08/24/15	49,080	0.3
		Other		546,282	3.9
				595,362	4.2
MORTGAGE BACKED
64,000,000	h	Federal National Mortgage Association (FNMA)	3.500%, 08/25/44	65,680	0.5
51,000,000	h	FNMA	4.000%, 07/25/44	54,124	0.4
45,000,000	h	FNMA	5.000%, 08/25/44	49,837	0.3
89,000,000	h	FNMA	4.000%, 09/25/44	93,878	0.7
56,000,000	h	FNMA	3.500%, 07/25/44	57,645	0.4
62,000,000	h	FNMA	4.500%, 07/25/44	67,144	0.5
399,688,579		FNMA	2.005%–8.500%, 11/01/14–09/25/44	417,273	2.9
70,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 07/15/44	72,795	0.5
189,428,303		GNMA	2.300%–9.000%, 12/15/17–08/20/44	198,772	1.4
		Other		79,494	0.5
				1,156,642	8.1
MUNICIPAL BONDS				357,130	2.5
U.S. TREASURY SECURITIES
100,000,000		United States Treasury Bond	2.875%, 05/15/43	91,375	0.6
96,645,000		United States Treasury Bond	3.625%, 02/15/44	101,991	0.7
134,845,000		United States Treasury Note	1.625%, 06/30/19	134,845	1.0
72,464,000		United States Treasury Note	2.500%, 05/15/24	72,362	0.5
150,460,500		United States Treasury Note	0.250%–2.500%, 08/31/14–11/15/22	150,245	1.1
		Other		5,776	0.0
				556,594	3.9
		TOTAL GOVERNMENT BONDS	(Cost $3,221,277)	3,278,422	22.9

STRUCTURED ASSETS
ASSET BACKED				174,722	1.2
OTHER MORTGAGE BACKED				93,618	0.7
		TOTAL STRUCTURED ASSETS	(Cost $264,222)	268,340	1.9
		TOTAL BONDS	(Cost $5,368,494)	5,477,389	38.4

See notes to financial statements	College Retirement Equities Fund ¡ 2014 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2014

		Value	% of net
Shares	Company	(000)	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
3,056,597	Ford Motor Co	$52,696	0.4%
	Other	179,299	1.2
		231,995	1.6
BANKS
1,282,839	US Bancorp	55,572	0.4
	Other	454,400	3.1
		509,972	3.5
CAPITAL GOODS
432,713	3M Co	61,982	0.5
	Other	549,093	3.8
		611,075	4.3
COMMERCIAL & PROFESSIONAL SERVICES		57,415	0.4
CONSUMER DURABLES & APPAREL		97,741	0.6
CONSUMER SERVICES
583,456	McDonald’s Corp	58,777	0.4
	Other	119,736	0.8
		178,513	1.2
DIVERSIFIED FINANCIALS
620,453	American Express Co	58,862	0.4
576,583	Capital One Financial Corp	47,626	0.4
	Other	418,762	2.9
		525,250	3.7
ENERGY
460,668	EOG Resources, Inc	53,834	0.4
474,102	Occidental Petroleum Corp	48,657	0.3
	Other	730,037	5.1
		832,528	5.8
FOOD & STAPLES RETAILING		110,221	0.7
FOOD, BEVERAGE & TOBACCO
801,664	PepsiCo, Inc	71,621	0.5
	Other	256,557	1.8
		328,178	2.3
HEALTH CARE EQUIPMENT & SERVICES
1,208,349	Abbott Laboratories	49,422	0.3
802,734	Medtronic, Inc	51,182	0.4
	Other	152,612	1.1
		253,216	1.8

56	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2014

			Value	% of net
Shares		Company	(000)	assets
HOUSEHOLD & PERSONAL PRODUCTS
707,780		Colgate-Palmolive Co	$48,257	0.3%
1,202,803		Procter & Gamble Co	94,528	0.7
		Other	96,032	0.7
			238,817	1.7
INSURANCE
798,759	*	Berkshire Hathaway, Inc (Class B)	101,091	0.7
		Other	392,403	2.7
			493,494	3.4
MATERIALS			482,059	3.4
MEDIA
724,009		Time Warner, Inc	50,862	0.3
		Other	183,631	1.3
			234,493	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
462,789		Amgen, Inc	54,780	0.4
158,236	*	Biogen Idec, Inc	49,894	0.3
1,111,385		Bristol-Myers Squibb Co	53,913	0.4
821,991	*	Gilead Sciences, Inc	68,151	0.5
1,177,080		Johnson & Johnson	123,146	0.9
1,453,994		Merck & Co, Inc	84,114	0.6
		Other	307,979	2.1
			741,977	5.2
REAL ESTATE			330,567	2.3
RETAILING			329,797	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,647,489		Intel Corp	81,808	0.6
		Other	118,509	0.8
			200,317	1.4
SOFTWARE & SERVICES
136,927	*	Google, Inc	78,771	0.5
135,951	*	Google, Inc (Class A)	79,487	0.6
462,124		International Business Machines Corp	83,769	0.6
1,827,742		Oracle Corp	74,078	0.5
		Other	375,257	2.6
			691,362	4.8
TECHNOLOGY HARDWARE & EQUIPMENT
2,984,256		Cisco Systems, Inc	74,159	0.5
1,568,789		Hewlett-Packard Co	52,837	0.4
854,280		Qualcomm, Inc	67,659	0.5
		Other	130,594	0.9
			325,249	2.3

See notes to financial statements	College Retirement Equities Fund ¡ 2014 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ¡  June 30, 2014

Shares	Company		Value (000)	% of net assets
TELECOMMUNICATION SERVICES
1,157,001	Verizon Communications, Inc		$56,612	0.4%
	Other		153,084	1.1
			209,696	1.5
TRANSPORTATION
510,592	United Parcel Service, Inc (Class B)		52,417	0.3
	Other		182,223	1.3
			234,640	1.6
UTILITIES			304,471	2.1
	TOTAL COMMON STOCKS	(Cost $5,420,609)	8,553,043	59.5

PREFERRED STOCKS
BANKS			24,531	0.2
	TOTAL PREFERRED STOCKS	(Cost $38,865)	24,531	0.2

RIGHTS / WARRANTS
ENERGY			288	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $278)	288	0.0
Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				56,990	0.4
TREASURY DEBT
$199,600,000	w	United States Treasury Bill	0.056%–0.116%, 07/24/14	199,587	1.4
134,500,000	w	United States Treasury Bill	0.075%–0.135%, 08/21/14	134,480	0.9
150,500,000	w	United States Treasury Bill	0.060%–0.097%, 04/02/15	150,431	1.0
108,200,000	w	United States Treasury Bill	0.090%–0.100%, 04/30/15	108,139	0.8
212,700,000	w	United States Treasury Bill	0.090%–0.096%, 05/28/15	212,519	1.5
		Other		104,651	0.7
				909,807	6.3
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT				81,645	0.6
TREASURY DEBT
55,800,000		United States Treasury Bill	0.080%–0.110%, 03/05/15	55,778	0.4
50,000,000		United States Treasury Bill	0.060%–0.118%, 08/21/14	49,994	0.3
		Other		104,934	0.8
				210,706	1.5
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		292,351	2.1
TOTAL SHORT-TERM INVESTMENTS	(Cost $1,259,076)	1,259,148	8.8

TOTAL PORTFOLIO	(Cost $12,117,510)	15,344,859	107.1
OTHER ASSETS & LIABILITIES, NET		(1,012,657)	(7.1)
NET ASSETS		$14,332,202	100.0%

58	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ¡  June 30, 2014

*	Non-income producing.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/14, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 of which are deemed liquid. Such securities may be resold in transactions exempt from registration to qualified institutional buyers amounts to $528,192,000 or 3.7% of net assets.

At 6/30/14, the aggregate value of securities on loan is $324,860,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ¡ 2014 Semiannual Report	59

Summary portfolio of investments (unaudited)

CREF Money Market Account  ¡  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
ASSET BACKED				$69,506	0.6%
CERTIFICATE OF DEPOSIT
$140,000,000		Banco Del Estado de Chile	0.190%–0.210%, 08/04/14–09/24/14	140,000	1.2
180,000,000		Toronto-Dominion Bank	0.110%–0.160%, 08/08/14–10/02/14	180,000	1.5
		Other		260,875	2.3
				580,875	5.0
COMMERCIAL PAPER
215,000,000		American Honda Finance Corp	0.090%–0.120%, 07/07/14–09/22/14	214,978	1.8
65,000,000	y	Australia & New Zealand Banking Group Ltd	0.150%, 07/11/14	64,997	0.5
180,000,000	y	Australia & New Zealand Banking Group Ltd	0.140%–0.170%, 07/23/14–10/07/14	179,950	1.5
140,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110%–0.160%, 07/03/14–08/19/14	139,992	1.2
160,645,000	y	Coca-Cola Co	0.110%–0.190%, 08/04/14–10/30/14	160,604	1.4
136,545,000	y	Commonwealth Bank of Australia	0.130%–0.160%, 07/07/14–09/02/14	136,531	1.2
222,416,000	y	Fairway Finance LLC	0.080%–0.180%, 07/02/14–08/26/14	222,386	1.9
196,665,000		General Electric Capital Corp	0.120%–0.150%, 08/15/14–10/03/14	196,611	1.7
90,000,000	y	International Business Machines Corp	0.100%, 09/04/14	89,984	0.8
217,700,000	y	International Business Machines Corp	0.085%–0.110%, 07/28/14–09/22/14	217,669	1.8
159,620,000	y	Liberty Street Funding LLC	0.150%–0.180%, 07/01/14–08/11/14	159,598	1.4
163,335,000	y	National Australia Funding Delaware, Inc	0.125%–0.150%, 07/03/14–10/01/14	163,311	1.4
137,645,000	y	Old Line Funding LLC	0.130%–0.180%, 07/21/14–10/22/14	137,592	1.2
128,868,000		PACCAR Financial Corp	0.080%–0.125%, 07/11/14–09/18/14	128,853	1.1
266,750,000	y	Procter & Gamble Co	0.080%–0.110%, 07/08/14–09/16/14	266,721	2.3
297,311,000		Province of Ontario Canada	0.080%–0.110%, 07/03/14–09/30/14	297,289	2.5
252,735,000	y	Province of Quebec Canada	0.075%–0.100%, 07/07/14–09/05/14	252,715	2.1
210,550,000	y	PSP Capital, Inc	0.135%–0.270%, 07/07/14–09/19/14	210,507	1.8
140,000,000		Toyota Motor Credit Corp	0.100%–0.120%, 09/09/14–09/24/14	139,968	1.2
60,000,000	y	United Overseas Bank Ltd	0.212%–0.240%, 10/14/14	59,962	0.5
		Other		1,106,430	9.4
				4,546,648	38.7
GOVERNMENT AGENCY DEBT
116,404,000		Federal Home Loan Bank (FHLB)	0.042%–0.065%, 07/02/14	116,404	1.0
143,100,000		FHLB	0.055%–0.060%, 07/09/14	143,098	1.2
94,720,000		FHLB	0.050%–0.065%, 07/16/14	94,718	0.8
135,670,000		FHLB	0.048%–0.110%, 07/18/14	135,666	1.2
82,230,000		FHLB	0.055%–0.092%, 07/23/14	82,226	0.7
109,725,000		FHLB	0.045%–0.082%, 07/25/14	109,721	0.9
165,364,000		FHLB	0.055%–0.082%, 07/30/14	165,355	1.4
109,255,000		FHLB	0.050%–0.060%, 08/01/14	109,250	0.9
90,000,000		FHLB	0.058%–0.060%, 08/06/14	89,995	0.8
108,580,000		FHLB	0.050%–0.065%, 08/08/14	108,573	0.9
84,500,000		FHLB	0.055%–0.063%, 08/13/14	84,494	0.7
64,080,000		FHLB	0.058%–0.065%, 08/20/14	64,075	0.5

60	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Money Market Account  ¡  June 30, 2014

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT AGENCY DEBT—continued
$117,480,000		FHLB	0.062%–0.095%, 08/22/14	$117,469	1.0%
113,300,000		FHLB	0.060%–0.065%, 08/27/14	113,289	1.0
137,315,000		FHLB	0.050%–0.066%, 08/29/14	137,301	1.2
70,053,000		FHLB	0.062%–0.072%, 09/03/14	70,044	0.6
73,690,000		FHLB	0.072%–0.080%, 09/05/14	73,680	0.6
64,859,000		FHLB	0.060%–0.080%, 09/10/14	64,850	0.6
131,034,000		FHLB	0.065%–0.083%, 09/12/14	131,015	1.1
139,550,000		FHLB	0.060%–0.082%, 09/19/14	139,527	1.2
326,390,000		FHLB	0.045%–0.140%, 07/07/14–10/03/14	326,363	2.8
318,358,000		Federal Home Loan Mortgage Corp (FHLMC)	0.043%–0.090%, 07/01/14–09/26/14	318,328	2.7
83,175,000		Federal National Mortgage Association (FNMA)	0.090%, 07/14/14	83,173	0.7
68,145,000		FNMA	0.050%–0.075%, 08/18/14	68,140	0.6
59,380,000		FNMA	0.050%–0.057%, 08/27/14	59,375	0.5
91,070,000		FNMA	0.055%–0.075%, 09/08/14	91,058	0.8
64,220,000		FNMA	0.072%–0.076%, 09/17/14	64,210	0.5
102,220,000		FNMA	0.060%–0.075%, 09/22/14	102,204	0.9
370,247,000		FNMA	0.035%–0.085%, 07/01/14–11/03/14	370,221	3.2
				3,633,822	31.0
TREASURY DEBT
70,735,000		United States Treasury Bill	0.055%–0.078%, 07/24/14	70,732	0.6
71,005,000		United States Treasury Bill	0.025%–0.050%, 08/14/14	71,002	0.6
86,225,000		United States Treasury Bill	0.089%–0.096%, 08/21/14	86,213	0.7
64,260,000		United States Treasury Bill	0.025%–0.040%, 08/28/14	64,257	0.6
59,645,000		United States Treasury Bill	0.041%–0.096%, 11/13/14	59,630	0.5
369,080,000		United States Treasury Bill	0.020%–0.133%, 07/03/14–01/08/15	369,056	3.1
111,325,000		United States Treasury Note	0.625%, 07/15/14	111,345	0.9
100,000,000		United States Treasury Note	0.125%, 01/15/15	100,001	0.8
68,050,000		United States Treasury Note	0.500%, 08/15/14	68,080	0.6
59,710,000		United States Treasury Note	0.250%, 09/15/14	59,732	0.5
80,000,000		United States Treasury Note	0.250%, 09/30/14	80,036	0.7
70,000,000		United States Treasury Note	0.500%, 10/15/14	70,090	0.6
100,000,000		United States Treasury Note	0.250%, 10/31/14	100,052	0.9
100,355,000		United States Treasury Note	0.250%, 11/30/14	100,415	0.9
76,010,000		United States Treasury Note	0.250%, 12/15/14	76,046	0.6
100,000,000		United States Treasury Note	0.250%, 01/15/15	100,056	0.9
160,625,000		United States Treasury Note	0.125%–0.375%, 12/31/14–06/15/15	160,806	1.4
				1,747,549	14.9
VARIABLE RATE SECURITIES
65,000,000	i	Federal Farm Credit Bank (FFCB)	0.155%, 07/01/14	64,992	0.6
70,000,000	i	FFCB	0.200%, 07/01/14	70,000	0.6
70,000,000	i	FFCB	0.140%, 07/01/14	70,000	0.6
75,000,000	i	FFCB	0.240%, 07/01/14	74,995	0.6
95,000,000	i	FFCB	0.180%, 07/01/14	95,000	0.8
94,500,000	i	FFCB	0.180%, 07/01/14	94,491	0.8
466,850,000	i	FFCB	0.105%–0.280%, 07/01/14–04/01/15	466,879	4.0
		Other		210,004	1.8
				1,146,361	9.8

See notes to financial statements	College Retirement Equities Fund ¡ 2014 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ¡  June 30, 2014

		Value	% of net
		(000)	assets
TOTAL SHORT-TERM INVESTMENTS	(Cost $11,724,761)	$11,724,761	100.0%

TOTAL PORTFOLIO	(Cost $11,724,761)	11,724,761	100.0
OTHER ASSETS & LIABILITIES, NET		(1,440)	0.0
NET ASSETS		$11,723,321	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2014, the aggregate value of these securities, including those in “Other,” was $3,244,548,000 or 27.7%% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2014 Semiannual Report ¡ College Retirement Equities Fund	See notes to financial statements

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College Retirement Equities Fund ¡ 2014 Semiannual Report	63

Statements of assets and liabilities (unaudited)

College Retirement Equities Funds  ■  June 30, 2014

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
ASSETS
Unaffiliated issuers*†	$133,929,883	$20,046,842	$20,119,266	$16,620,753	$15,374,491	$7,740,304	$15,344,859	$11,724,761
Affiliated issuers‡	216,183	—	352,010	537,480	—	—	—	—
Total portfolio investments, at value	$134,146,066	$20,046,842	$20,471,276	$17,158,233	$15,374,491	$7,740,304	$15,344,859	$11,724,761
Cash**#	911,223	257,911	—	388	95,720	1,946	81,158	7
Cash — foreign^	20,395	2,466	—	—	—	—	718	—
Dividends and interest receivable	215,890	40,660	11,860	18,363	74,432	36,928	44,132	1,297
Receivable from securities transactions	4,376,556	200,379	1,014,701	322,464	74,828	17,406	2,377	—
Receivable for delayed delivery securities	—	—	—	—	1,349,438	—	543,849	—
Receivable for variation margin on open futures contracts	—	13	19	16	—	—	—	—
Other	9,013	1,321	1,598	1,468	1,162	1,036	1,158	1,233
Total assets	139,679,143	20,549,592	21,499,454	17,500,932	16,970,071	7,797,620	16,018,251	11,727,298

LIABILITIES
Payable for collateral for securities loaned	5,936,155	630,952	352,010	537,480	—	—	336,397	—
Payable for securities transactions	4,304,293	201,084	1,049,365	316,437	27,602	13,511	6,974	—
Payable for delayed delivery securities	—	—	—	—	3,527,467	—	1,341,504	—
Due to affiliates	142,993	3,017	1,018	4,051	1,385	2,030	497	2,746
Overdraft payable	—	—	24	—	—	—	—	—
Written options§	11	—	—	—	—	—	—	—
Other	13,820	1,304	966	1,006	1,078	1,171	677	1,231
Total liabilities	10,397,272	836,357	1,403,383	858,974	3,557,532	16,712	1,686,049	3,977

NET ASSETS:
Accumulation Fund	$116,100,552	$19,341,523	$19,797,997	$16,324,845	$13,140,754	$7,543,978	$13,993,077	$11,518,879
Annuity Funds	13,181,319	371,712	298,074	317,113	271,785	236,930	339,125	204,442
Total net assets	$129,281,871	$19,713,235	$20,096,071	$16,641,958	$13,412,539	$7,780,908	$14,332,202	$11,723,321

Accumulation units outstanding	319,287	138,810	165,578	106,176	117,463	110,847	72,785	451,124
Accumulation unit value	$363.62	$139.34	$119.57	$153.75	$111.87	$68.06	$192.25	$25.53
* Includes securities loaned of	$5,741,726	$605,229	$348,208	$526,192	$—	$—	$324,860	$—
** Includes cash collateral for securities loaned of	$912,513	$257,681	$—	$—	$—	$—	$41,171	$—
# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$95,000	$—	$27,549	$—
† Portfolio investments; unaffiliated issuers cost	$112,169,317	$16,574,030	$15,455,793	$9,261,817	$15,121,321	$7,196,871	$12,117,510	$11,724,761
‡ Portfolio investments; affiliated issuers cost	$186,184	$—	$352,010	$537,480	$—	$—	$—	$—
^ Foreign cash, cost	$20,666	$2,464	$—	$—	$—	$—	$718	$—
§ Written options premiums	$12	$—	$—	$—	$—	$—	$—	$—

64	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	65

Statements of operations (unaudited)

College Retirement Equities Funds  ■  For the period ended June 30, 2014

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends*	$1,579,208	$296,458	$123,386	$151,938	$—	$—	$111,962	$—
Income from securities lending	41,008	6,172	1,255	2,684	—	—	2,143	—
Interest	196	78	53	7	158,275	136,714	62,969	6,989
Other	27	—	—	—	18	—	—	—
Total income	1,620,439	302,708	124,694	154,629	158,293	136,714	177,074	6,989

EXPENSES
Administrative	159,020	23,416	23,753	19,577	16,187	9,363	16,766	14,444
Investment advisory	77,210	12,735	8,043	3,473	6,692	2,437	5,237	3,449
Distribution	58,812	8,027	8,299	7,301	6,571	3,437	6,826	5,468
Mortality and expense risk charges	3,109	473	480	395	329	190	339	294
Total expenses	298,151	44,651	40,575	30,746	29,779	15,427	29,168	23,655

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	16,667

Net expenses	298,151	44,651	40,575	30,746	29,779	15,427	29,168	6,988

Net investment income (loss)	1,322,288	258,057	84,119	123,883	128,514	121,287	147,906	1

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	9,013,902	1,019,198	1,283,367	211,674	135,509	32,456	230,049	—
Affiliated issuers	85	—	—	—	—	—	—	—
Futures transactions	—	7,531	8,729	(535)	—	—	—	—
Purchased options	(52)	—	—	—	—	—	—	—
Written options	124	—	—	—	—	—	—	—
Swap transactions	—	—	—	—	(595)	—	—	—
Foreign currency transactions	(1,076)	(537)	100	—	862	—	80	—
Net realized gain (loss) on total investments	9,012,983	1,026,192	1,292,196	211,139	135,776	32,456	230,129	—

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(3,129,973)	(419,651)	(301,712)	718,480	258,356	272,394	386,162	—
Affiliated issuers	25,319	—	—	—	—	—	—	—
Futures transactions	—	(2,831)	(3,522)	(177)	—	—	—	—
Purchased options	(1)	—	—	—	—	—	—	—
Written options	1	—	—	—	—	—	—	—
Swap transactions	—	—	—	—	472	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	313	102	2	—	—	—	(2)	—
Net change in unrealized appreciation (depreciation) on total investments	(3,104,341)	(422,380)	(305,232)	718,303	258,828	272,394	386,160	—
Net realized and unrealized gain (loss) on total investments	5,908,642	603,812	986,964	929,442	394,604	304,850	616,289	—
Net increase (decrease) in net assets from operations	$7,230,930	$861,869	$1,071,083	$1,053,325	$523,118	$426,137	$764,195	$1
* Net of foreign withholding taxes of unaffiliated issuers	$69,776	$15,193	$1,585	$48	$—	$—	$3,602	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(6,405)	$—	$—	$—	$—	$—	$—	$—

66	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	67

Statements of changes in net assets

College Retirement Equities Funds  ■  For the period or year ended

	Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
	(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)	$1,322,288	$1,946,025	$258,057	$285,632	$84,119	$145,950
Net realized gain (loss) on total investments	9,012,983	13,558,646	1,026,192	1,557,314	1,292,196	2,293,529
Net change in unrealized appreciation (depreciation) on total investments	(3,104,341)	12,977,575	(422,380)	2,285,441	(305,232)	2,668,576
Net increase (decrease) in net assets from operations	7,230,930	28,482,246	861,869	4,128,387	1,071,083	5,108,055

FROM PARTICIPANT TRANSACTIONS
Premiums	2,071,596	4,501,136	525,545	1,116,007	483,372	990,848
Net transfers between CREF Accounts	(491,558)	(854,354)	36,519	237,015	(24,507)	(50,465)
Annuity payments	(679,996)	(1,249,549)	(16,303)	(28,826)	(13,008)	(22,260)
Withdrawals and death benefits	(5,192,463)	(10,509,456)	(822,114)	(1,532,548)	(834,531)	(1,557,216)
Net increase (decrease) from participant transactions	(4,292,421)	(8,112,223)	(276,353)	(208,352)	(388,674)	(639,093)

Net increase (decrease) in net assets	2,938,509	20,370,023	585,516	3,920,035	682,409	4,468,962

NET ASSETS
Beginning of period	126,343,362	105,973,339	19,127,719	15,207,684	19,413,662	14,944,700
End of period	$129,281,871	$126,343,362	$19,713,235	$19,127,719	$20,096,071	$19,413,662

ACCUMULATION UNITS:
Units purchased	5,976,002	14,779,827	3,922,856	9,466,300	4,239,723	10,197,318
Units sold / transferred	(16,688,506)	(37,985,697)	(5,979,897)	(11,088,847)	(7,639,512)	(16,863,917)
Outstanding:
Beginning of period	329,999,969	353,205,839	140,866,925	142,489,472	168,978,226	175,644,825
End of period	319,287,465	329,999,969	138,809,884	140,866,925	165,578,437	168,978,226

68	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	69

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the period or year ended

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
	(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)	$123,883	$223,387	$128,514	$255,205	$121,287	$123,008
Net realized gain (loss) on total investments	211,139	224,787	135,776	58,902	32,456	286,945
Net change in unrealized appreciation (depreciation) on total investments	718,303	3,507,233	258,828	(605,469)	272,394	(1,292,598)
Net increase (decrease) in net assets from operations	1,053,325	3,955,407	523,118	(291,362)	426,137	(882,645)

FROM PARTICIPANT TRANSACTIONS
Premiums	466,338	1,003,856	472,059	1,043,978	300,803	679,616
Net transfers between CREF Accounts	42,829	347,432	158,924	40,206	(11,669)	(833,191)
Annuity payments	(13,462)	(22,907)	(12,012)	(23,834)	(10,864)	(23,422)
Withdrawals and death benefits	(765,083)	(1,438,860)	(804,967)	(2,184,672)	(561,609)	(2,125,347)
Net increase (decrease) from participant transactions	(269,378)	(110,479)	(185,996)	(1,124,322)	(283,339)	(2,302,344)

Net increase (decrease) in net assets	783,947	3,844,928	337,122	(1,415,684)	142,798	(3,184,989)

NET ASSETS
Beginning of period	15,858,011	12,013,083	13,075,417	14,491,101	7,638,110	10,823,099
End of period	$16,641,958	$15,858,011	$13,412,539	$13,075,417	$7,780,908	$7,638,110

ACCUMULATION UNITS:
Units purchased	3,192,778	7,934,869	4,290,416	9,637,856	4,542,506	10,034,924
Units sold / transferred	(5,065,646)	(8,809,741)	(5,985,623)	(20,072,174)	(8,691,475)	(44,041,945)
Outstanding:
Beginning of period	108,048,713	108,923,585	119,157,904	129,592,222	114,995,683	149,002,704
End of period	106,175,845	108,048,713	117,462,697	119,157,904	110,846,714	114,995,683

70	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	71

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the period or year ended

	Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013
	(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)	$147,906	$221,165	$1	$77
Net realized gain (loss) on total investments	230,129	253,941	—	2
Net change in unrealized appreciation (depreciation) on total investments	386,160	1,411,925	—	—
Net increase (decrease) in net assets from operations	764,195	1,887,031	1	79

FROM PARTICIPANT TRANSACTIONS
Premiums	496,565	857,785	1,836,203	4,529,281
Net transfers between CREF Accounts	257,384	350,169	32,078	763,188
Annuity payments	(14,889)	(27,380)	(10,402)	(20,863)
Withdrawals and death benefits	(512,013)	(1,007,941)	(2,115,472)	(5,199,990)
Net increase (decrease) from participant transactions	227,047	172,633	(257,593)	71,616

Net increase (decrease) in net assets	991,242	2,059,664	(257,592)	71,695

NET ASSETS
Beginning of period	13,340,960	11,281,296	11,980,913	11,909,218
End of period	$14,332,202	$13,340,960	$11,723,321	$11,980,913

ACCUMULATION UNITS:
Units purchased	2,684,325	5,034,332	71,910,421	177,383,548
Units sold / transferred	(1,428,040)	(4,030,321)	(81,896,861)	(174,538,957)
Outstanding:
Beginning of period	71,528,662	70,524,651	461,110,558	458,265,967
End of period	72,784,947	71,528,662	451,124,118	461,110,558

72	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	73

Financial highlights

College Retirement Equities Fund

		Selected per accumulation unit data												Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized & unrealized						Ratios to average net assets						Accumulation units				Net assets
For the						Net			Net	Accumulation	Accumulation					Net						Accumulation
period or						investment		gain (loss )	change in	unit value	unit value					investment		Portfolio		outstanding at		fund net		at end
year		Investment				income		on total	accumulation	beginning	end of	Total		Gross		income		turnover		end of period		assets		of period
ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses		(loss	)	rate		(in millions	)	(in millions	)	(in millions	)

STOCK ACCOUNT
6/30/14	§	$4.476		$0.823		$3.653		$16.561	$20.214	$343.410	$363.624	5.89%[c]		0.48%[d]		2.13%[d]		30%[c]		319		$116,101		$129,282
12/31/13		6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83		0.48		1.68		59		330		113,325		126,343
12/31/12		6.328		1.244		5.084		34.469	39.553	229.091	268.644	17.26		0.49		2.01		57		353		94,887		105,973
12/31/11		5.308		1.151		4.157		(16.066)	(11.909)	241.000	229.091	(4.94)		0.48		1.73		56		377		86,395		96,783
12/31/10		4.506		1.006		3.500		29.246	32.746	208.254	241.000	15.72		0.47		1.63		61		401		96,598		108,700
12/31/09		4.251		0.849		3.402		47.129	50.531	157.723	208.254	32.04		0.49		1.97		58		418		87,141		98,509

GLOBAL EQUITIES ACCOUNT
6/30/14	§	2.126		0.313		1.813		4.282	6.095	133.243	139.338	4.57	[c]	0.47	[d]	2.73	[d]	27	[c]	139		19,342		19,713
12/31/13		2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27		0.52		1.67		63		141		18,770		19,128
12/31/12		2.566		0.522		2.044		14.260	16.304	88.386	104.690	18.45		0.53		2.09		70		142		14,917		15,208
12/31/11		2.131		0.490		1.641		(9.051)	(7.410)	95.796	88.386	(7.74)		0.52		1.74		78		146		12,898		13,158
12/31/10		1.888		0.432		1.456		8.987	10.443	85.353	95.796	12.24		0.50		1.69		81		152		14,527		14,833
12/31/09		1.862		0.374		1.488		19.648	21.136	64.217	85.353	32.91		0.53		2.11		59		155		13,205		13,490

GROWTH ACCOUNT
6/30/14	§	0.733		0.238		0.495		5.870	6.365	113.204	119.569	5.62	[c]	0.42	[d]	0.88	[d]	30	[c]	166		19,798		20,096
12/31/13		1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00		0.46		0.86		63		169		19,129		19,414
12/31/12		1.388		0.382		1.006		10.481	11.487	72.366	83.853	15.87		0.47		1.24		67		176		14,728		14,945
12/31/11		0.979		0.333		0.646		0.202	0.848	71.518	72.366	1.19		0.46		0.88		57		181		13,079		13,265
12/31/10		0.907		0.293		0.614		8.706	9.320	62.198	71.518	14.98		0.46		0.96		77		187		13,350		13,540
12/31/09		0.836		0.249		0.587		16.058	16.645	45.553	62.198	36.54		0.48		1.14		81		190		11,842		12,013

EQUITY INDEX ACCOUNT
6/30/14	§	1.417		0.282		1.135		8.580	9.715	144.038	153.753	6.75	[c]	0.39	[d]	1.57	[d]	3	[c]	106		16,325		16,642
12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99		0.42		1.59		5		108		15,563		15,858
12/31/12		2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98		0.43		1.89		4		109		11,797		12,013
12/31/11		1.832		0.390		1.442		(0.825)	0.617	92.764	93.381	0.66		0.41		1.53		5		112		10,502		10,692
12/31/10		1.613		0.343		1.270		11.830	13.100	79.664	92.764	16.45		0.42		1.54		8		116		10,765		10,962
12/31/09		1.470		0.288		1.182		16.176	17.358	62.306	79.664	27.86		0.43		1.77		5		116		9,253		9,426

BOND MARKET ACCOUNT
6/30/14	§	1.312		0.246		1.066		3.270	4.336	107.536	111.872	4.03	[c]	0.45	[d]	1.95	[d]	156	ce	117		13,141		13,413
12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)		0.45		1.85		363	[e]	119		12,814		13,075
12/31/12		2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29		0.45		2.19		356	[e]	130		14,222		14,491
12/31/11		3.341		0.439		2.902		3.876	6.778	97.450	104.228	6.96		0.44		2.88		261	[e]	126		13,124		13,369
12/31/10		3.470		0.422		3.048		3.096	6.144	91.306	97.450	6.73		0.44		3.19		230	[e]	122		11,915		12,148
12/31/09		3.818		0.399		3.419		2.556	5.975	85.331	91.306	7.00		0.45		3.88		185	[e]	113		10,296		10,512

74	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	75

Financial highlights	concluded

College Retirement Equities Fund

		Selected per accumulation unit data												Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized						Ratios to average net assets					Accumulation				Net
For the						Net		& unrealized	Net	Accumulation	Accumulation				Net				units		Accumulation		assets
period or						investment		gain (loss )	change in	unit value	unit value				investment		Portfolio		outstanding at		fund net		at end
year		Investment				income		on total	accumulation	beginning	end of	Total		Gross	income		turnover		end of period		assets		of period
ended		income	[a]	Expenses	[a]	(loss	)[a]	investments	unit value	of period	period	return	[b]	expenses	(loss	)	rate		(in millions	)	(in millions	)	(in millions	)

INFLATION-LINKED BOND ACCOUNT
6/30/14	§	$1.179		$0.133		$ 1.046		$2.630	$3.676	$64.382	$68.058	5.71%[c]		0.41%[d]	3.19%[d]		5%[c]		111		$7,544		$7,781
12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)		0.45	1.34		13		115		7,404		7,638
12/31/12		2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40		0.45	2.52		11		149		10,544		10,823
12/31/11		2.817		0.272		2.545		5.187	7.732	58.770	66.502	13.16		0.43	4.05		13		146		9,699		9,950
12/31/10		1.596		0.254		1.342		1.929	3.271	55.499	58.770	5.89		0.44	2.33		15		135		7,955		8,177
12/31/09		0.974		0.241		0.733		4.119	4.852	50.647	55.499	9.58		0.45	1.38		11		134		7,453		7,665

SOCIAL CHOICE ACCOUNT
6/30/14	§	2.393		0.394		1.999		8.290	10.289	181.963	192.252	5.65	[c]	0.43 [d]	2.18	[d]	65	cf	73		13,993		14,332
12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67		0.45	1.79		133	[f]	72		13,016		13,341
12/31/12		3.866		0.677		3.189		12.242	15.431	140.535	155.966	10.98		0.45	2.14		149	[f]	71		10,999		11,281
12/31/11		3.732		0.619		3.113		(0.595)	2.518	138.017	140.535	1.82		0.44	2.22		122	[f]	72		10,074		10,335
12/31/10		3.618		0.561		3.057		11.683	14.740	123.277	138.017	11.95		0.44	2.39		98	[f]	72		9,968		10,239
12/31/09		3.517		0.488		3.029		19.530	22.559	100.718	123.277	22.41		0.45	2.81		85	[f]	68		8,430		8,673

		Selected per accumulation unit data												Ratios and supplemental data
		Gain (loss) from investment operations
								Net realized						Ratios to average net assets					Accumulation				Net
						Net		& unrealized	Net	Accumulation	Accumulation				Expenses		Net		units		Accumulation		assets
For the						investment		gain (loss )	change in	unit value	unit value				net of		investment		outstanding at		fund net		at end
year		Investment				income		on total	accumulation	beginning	end of	Total		Gross	TIAA		income		end of period		assets		of period
ended		income	[a]	Expenses	[a]	(loss)	[a]	investments	unit value	of period	year	return	[b]	expenses	withholding		(loss	)	(in millions	)	(in millions	)	(in millions	)

MONEY MARKET ACCOUNT
6/30/14	§	$0.015		$0.015		$ 0.000		$ 0.000	$ 0.000	$25.534	$25.534	0.00%[c]		0.40%[d]	0.12%[d]		0.00%[d]		451		$11,519		$11,723
12/31/13		0.036		0.036		0.000		0.000	0.000	25.534	25.534	0.00		0.41	0.14		0.00		461		11,774		11,981
12/31/12		0.044		0.044		0.000		0.000	0.000	25.534	25.534	0.00		0.42	0.17		0.00		458		11,701		11,909
12/31/11		0.044		0.044		0.000		0.001	0.001	25.533	25.534	0.00		0.41	0.17		0.00		477		12,178		12,399
12/31/10		0.062		0.062		0.000		0.000	0.000	25.533	25.533	0.00		0.41	0.24		0.00		463		11,816		12,054
12/31/09		0.164		0.104		0.060		(0.031)	0.029	25.504	25.533	0.11		0.43	0.41		0.21		512		13,070		13,327

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2014, December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 49%, 105%, 117%, 62%, 62%, and 96%, respectively.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2014, December 31, 2013, December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 29%, 46%, 52%, 45%, 40% and 49%, respectively.
§	Unaudited

76	2014 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2014 Semiannual Report	77

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period or the annuity period. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a

78	2014 Semiannual Report ■ College Retirement Equities Fund

return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. An account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The members of the Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Accounts adopted the update for this semiannual report. The adoption of the Update did not have a material impact on the Accounts’ financial statements and notes disclosures.

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Notes to financial statements (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

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Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2014, there were no material transfers between levels by the Accounts.

As of June 30, 2014, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

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Notes to financial statements (unaudited)

The following table summarizes the market value of the Accounts’ investments as of June 30, 2014, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$12,097,008	$5,110,676	$56	$17,207,740
Consumer staples	6,708,398	3,143,969	4	9,852,371
Energy	9,316,642	3,226,432	3	12,543,077
Financials	14,756,871	9,589,789	332	24,346,992
Health care	12,092,649	3,153,881	595	15,247,125
Industrials	10,534,467	4,982,089	2,105	15,518,661
Information technology	16,661,692	2,995,326	632	19,657,650
Materials	3,468,282	3,273,878	1,078	6,743,238
Telecommunication services	2,012,562	1,587,050	494	3,600,106
Utilities	2,546,610	1,252,800	—	3,799,410
Corporate bonds	—	20	503	523
Government bonds	—	289	—	289
Purchased options**	11	—	—	11
Written options**	(11)	—	—	(11)
Short-term investments	—	5,628,873	—	5,628,873
Total	$90,195,181	$43,945,072	$5,802	$134,146,055
Global Equities
Equity investments:
Asia	$—	$1,718,627	$—	$1,718,627
Australasia	—	419,104	—	419,104
Europe	125,790	3,889,669	—	4,015,459
North America	10,542,555	796,711	—	11,339,266
All other equity investments*	131,773	1,801,011	—	1,932,784
Short-term investments	—	621,602	—	621,602
Futures**	494	—	—	494
Total	$10,800,612	$9,246,724	$—	$20,047,336
Growth
Equity investments:
Consumer discretionary	$3,821,892	$232,407	$—	$4,054,299
Consumer staples	1,296,116	20,978	—	1,317,094
Energy	1,028,501	—	—	1,028,501
Financials	1,384,898	12,052	—	1,396,950
Health care	2,749,869	112,944	—	2,862,813
Industrials	2,290,492	35,161	—	2,325,653
Information technology	5,755,087	47,658	—	5,802,745
Materials	873,589	7,250	—	880,839
Telecommunication services	195,940	84,621	—	280,561
All other equity investments*	9,379	—	—	9,379
Short-term investments	352,010	160,432	—	512,442
Futures**	635	—	—	635
Total	$19,758,408	$713,503	$—	$20,471,911

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Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,159,243	$—	$16	$2,159,259
Telecommunication services	361,689	—	118	361,807
All other equity investments*	14,084,994	—	—	14,084,994
Short-term investments	537,480	14,693	—	552,173
Futures**	131	—	—	131
Total	$17,143,537	$14,693	$134	$17,158,364
Bond Market
Bank loan obligations	$—	$41,850	$—	$41,850
Corporate bonds	—	4,420,654	—	4,420,654
Government bonds	—	6,644,674	—	6,644,674
Structured assets	—	1,936,916	3,671	1,940,587
Preferred stocks	20,939	—	—	20,939
Short-term investments	—	2,305,787	—	2,305,787
Total	$20,939	$15,349,881	$3,671	$15,374,491
Social Choice
Equity investments:
Consumer discretionary	$884,537	$188,003	$—	$1,072,540
Consumer staples	507,210	170,005	—	677,215
Energy	673,576	159,240	—	832,816
Financials	1,395,512	488,303	—	1,883,815
Health care	820,914	174,279	—	995,193
Industrials	672,823	230,307	—	903,130
Information technology	1,156,009	60,918	—	1,216,927
Materials	312,916	169,143	—	482,059
Telecommunication services	129,816	79,880	—	209,696
Utilities	237,288	67,183	—	304,471
Bank loan obligations	—	30,460	—	30,460
Corporate bonds	—	1,930,627	—	1,930,627
Government bonds	—	3,278,422	—	3,278,422
Structured assets	—	268,340	—	268,340
Short-term investments	—	1,259,148	—	1,259,148
Total	$6,790,601	$8,554,258	$—	$15,344,859

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

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Notes to financial statements (unaudited)

At June 30, 2014, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Portfolio investments	$11
Equity contracts			Written options	$11
Global Equities Account
Equity contracts	Futures*	494
Growth Account
Equity contracts	Futures*	635
Equity Index Account
Equity contracts	Futures*	131

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended June 30, 2014, the effect of derivative contracts on the Accounts Statements of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Stock Account
Equity contracts	Purchased options	$(52)	$(1)
Equity contracts	Written options	124	1
Global Equities Account
Equity contracts	Futures transactions	7,531	(2,831)
Growth Account
Equity contracts	Futures transactions	8,729	(3,522)
Equity Index Account
Equity contracts	Futures transactions	(535)	(177)
Bond Market Account
Credit contracts	Swap transactions	(595)	472

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting

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changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2014, the Global Equities Account, the Growth Account, and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2014, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss	)
Global Equities	S&P 500 Index E-mini	737	$71,946	September 2014	$494
Growth	S&P 500 Index E-mini	800	78,096	September 2014	635
Equity Index	S&P 500 Index E-mini	102	9,957	September 2014	80
	S&P Mid-Cap 400 Index E-mini	8	1,144	September 2014	22
	Russell 2000 Mini index	10	1,190	September 2014	29
Total		120	$12,291		$131

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2014, the Stock Account had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

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Notes to financial statements (unaudited)

Purchased options outstanding as of June 30, 2014 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
First Solar, Inc, Call, 7/19/14 at $72.5	4	$1
Micron Technology, Inc, Call, 10/18/14 at $35	30	5
Walgreen Co, Call, 8/16/14 at $80	40	5
	74	$11

Written options outstanding as of June 30, 2014 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
First Solar, Inc, Call, 7/19/14 at $75	4	$(1)
First Solar, Inc, Call, 7/19/14 at $80	4	—
Micron Technology, Inc, Call, 10/18/14 at $38	30	(3)
Micron Technology, Inc, Call, 10/18/14 at $39	30	(2)
Walgreen Co, Call, 8/16/14 at $82.5	40	(3)
Walgreen Co, Call, 8/16/14 at $85	40	(2)
	148	$(11)

Transactions in written options and related premiums received during the period ended June 30, 2014 were as follows (dollar amounts are in thousands):

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	—	$—
Written	7,223	310
Purchased	(1,240)	(89)
Exercised	(2,097)	(63)
Expired	(3,738)	(146)
Outstanding at end of period	148	$12

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will

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cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

There were no open credit default swap contracts outstanding as of June 30, 2014.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

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Notes to financial statements (unaudited)	continued

For the period ended June 30, 2014, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account totaling $16,667,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day. As of June 30, 2014, the cumulative amount of expenses waived subject to recovery is $96,945,000. The amounts waived and reimbursed are disclosed on the Statements of Operations.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2013		Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at June 30, 2014	Value at June 30, 2014
Stock Account
Berry Plastics Group Inc	$	*	$68,133	$909	$85	$—	6,834,162	$176,321
Hibernia REIT Plc		31,243	—	—	—	—	19,838,166	30,152
Papa Murphy’s Holdings Inc		*	10,173	—	—	—	1,013,580	9,710
		$31,243	$78,306	$909	$85	$—		$216,183
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$338,936	$341,109	$328,035	$—	$—	352,010,000	$352,010
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$536,110	$111,900	$110,530	$—	$—	537,480,000	$537,480

*	Not an affiliate investment as of December 31, 2013

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Notes to financial statements (unaudited)

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

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Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At June 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Stock	$23,566,283	$(1,775,718)	$21,790,565
Global Equities	3,714,820	(242,008)	3,472,812
Growth	4,759,724	(96,251)	4,663,473
Equity Index	7,814,300	(455,364)	7,358,936
Bond Market	325,167	(71,997)	253,170
Inflation-Linked Bond	621,942	(78,509)	543,433
Social Choice	3,360,194	(132,845)	3,227,349

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Notes to financial statements (unaudited)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2014 were as follows (dollar amounts are in thousands):

		Stock Account	Global Equities Account	Growth Account
Purchases:
Non-Government		$37,575,496	$5,127,653	$5,812,889
Government		—	—	—
Total Purchases		$37,575,496	$5,127,653	$5,812,889
Sales:
Non-Government		$40,625,404	$5,182,253	$6,051,875
Government		—	—	—
Total Sales		$40,625,404	$5,182,253	$6,051,875

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account
Purchases:
Non-Government	$473,631	$2,460,941	$—	$1,839,431
Government	—	17,682,118	396,735	7,309,224
Total Purchases	$473,631	$20,143,059	$396,735	$9,148,655
Sales:
Non-Government	$598,977	$2,216,624	$—	$1,507,611
Government	—	17,912,483	538,172	7,236,110
Total Sales	$598,977	$20,129,107	$538,172	$8,743,721

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2014, there were no borrowings under this credit facility by the Accounts.

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concluded

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ■ 2014 Semiannual Report	93

Board renewal of the investment management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who have no direct or indirect interest in the agreement, and who are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each Account using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TCIM, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TCIM to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees, as applicable, had reviewed such guidelines and follow-up requests in consultation with TCIM representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TCIM and the CREF, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

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Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Account, including data relating to each Account’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission cost. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable products, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board perform its review. Lipper also represented that it (and not TCIM) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TCIM or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts aside from TCIM’s direct fee payments pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related service agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV registration statement as filed with the Securities and Exchange Commission

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Board renewal of the investment management agreement (unaudited)

(which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Account, the Board reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account, CREF’s at-cost expense structure and recently implemented changes to the methodology utilized to allocate costs to CREF; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the at-cost expense structure reflects any such economies of scale for the benefit of Account investors; (7) comparisons of services and fee rates with any contracts entered into by TCIM with other clients to whom TCIM provides comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Accounts. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process and certain other applicable legal authorities.

While the Board considered the Agreement with respect to all Accounts, the Board received and considered Account-specific information and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Account. Set forth below are certain general factors the Board considered for all of the Accounts, followed by a summary of certain specific factors the Board considered for each particular Account.

The nature, extent and quality of services

The Board considered that TCIM is an experienced investment adviser that has managed the Accounts for many years. Investment professionals at TCIM or its affiliates also manage the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the

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continued

Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Accounts. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Account before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Account’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Accounts generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Accounts and certain other relevant factors) and the Accounts generally ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Account’s performance, see the Account-by-Account synopsis below.) The Board considered that, in those cases in which an Account had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Account’s investment performance, or TCIM had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account based upon the cost allocation methodology utilized by TCIM and its affiliates during 2013, as well as the new methodology to be utilized in 2014. This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a

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Board renewal of the investment management agreement (unaudited)

reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

During this review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to an Account under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds (including CREF’s at-cost expense structure and the nature of services provided to CREF). Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Account’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Account were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee comparison with other TCIM clients

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by Teachers Advisors, Inc. (“TAI”), TCIM’s affiliate, which

98	2014 Semiannual Report ■ College Retirement Equities Fund

continued

provides similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Accounts. The Board considered that TAI is a for-profit company and, as a result, it generally renders management services to investment companies and other accounts with similar investment objectives and strategies at higher fee rates than the advisory costs charged by TCIM to CREF. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered that: TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; and some of these other funds and accounts are offered through products that charge additional fees to their investors, are offered in different types of markets, are provided with different types or levels of services by TAI, target different types of investors, and/or are packaged with other products. The Board concluded that these factors, among others, justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain Accounts managed by TCIM or its affiliates may benefit from economies of scale to the extent that these Accounts are managed in the same manner and by the same personnel as certain of the TIAA-CREF Funds. Additionally, TCIM and the Accounts may benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Account-by-Account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The term “gross performance” as utilized below means an Account’s performance without any reductions for fees or expenses. For reference, one basis point is equal to 0.01%.

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Board renewal of the investment management agreement (unaudited)

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.115% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Account ranked 1st out of 3 within the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for each of the one-, three- and five-year periods. The Account ranked 2nd out of 2 within its Performance Group for the ten-year period. The Account was in the 2nd quintile of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods and in the 3rd quintile of its Performance Universe for the ten-year period.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.125% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account ranked 1st out of 3 within its Performance Group for each of the one- and three-year periods. The Account ranked 2nd out of 3 within its Performance Group for the five-year period and 2nd out of 2 within its Performance Group for the ten-year period. The Account was in the 3rd quintile of its Performance Universe for each of the one-, three- and five-year periods and in the 5th quintile of its Performance Universe for each of the ten-year period.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.075% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 2nd quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Account was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

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continued

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.040% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st and 2nd quintiles of its Expense Group, respectively, and each are in the 1st quintile of the Account’s Expense Universe.
•	The Account ranked 2nd out of 3 within its Performance Group for each of the one- and three-year periods. The Account ranked 1st out of 3 within its Performance Group for the five-year period and 1st out of 2 within its Performance Group for the ten-year period. The Account was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was 0 and +5 basis points, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.065% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 3rd, 4th, and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Account ranked 2nd out of 3 within its Performance Group for the ten-year period. The Account was in the 4th, 4th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

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Board renewal of the investment management agreement (unaudited)	concluded

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.110% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 3rd, 4th, 5th and 4th quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.055% of average daily net assets for 2014.
•	The Account’s pro forma management costs and total costs are in the 2nd and 1st quintiles of its Expense Group, respectively, and each are in the 1st quintile of its Expense Universe.
•	The Account was in the 4th, 5th, 5th and 3rd quintiles of its Performance Group for the one, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 3rd, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	In order to avoid a negative yield, CREF’s administrator, Teachers Insurance and Annuity Association of America (“TIAA”), has agreed to withhold administrative and distribution expenses attributable to the Account. Through December 31, 2013, these waived amounts exceeded $115 million. Under certain circumstances, these withheld amounts contractually may be recouped by TIAA if the Account’s yield becomes positive.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

102	2014 Semiannual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these

College Retirement Equities Fund ■ 2014 Semiannual Report	103

Additional information about index providers (unaudited)	concluded

accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE ACCOUNTS, OWNERS OF THESE ACCOUNTS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

104	2014 Semiannual Report ■ College Retirement Equities Fund

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or
speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C17711	A10939 (8/14)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

C17711	A10939 (8/14)

730 Third Avenue New York, NY 10017-3206

C17711	A10939 (8/14)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
		TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	466
		TOTAL DIVERSIFIED FINANCIALS			466

FOOD, BEVERAGE & TOBACCO - 0.0%
800	m	Marfrig Global Foods S.A.	1.000	07/15/15	37
		TOTAL FOOD, BEVERAGE & TOBACCO			37

REAL ESTATE - 0.0%
22,147		Kiwi Income Property Trust	8.950	12/20/14	20
		TOTAL REAL ESTATE			20

		TOTAL CORPORATE BONDS			523
		(Cost $536)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	289
		TOTAL U.S. TREASURY SECURITIES			289

		TOTAL GOVERNMENT BONDS			289
		(Cost $303)

		TOTAL BONDS			812
		(Cost $839)

SHARES		COMPANY
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.3%
104,085		Actron Technology Corp			450
67,100		Aisan Industry Co Ltd			598
696,755		Aisin Seiki Co Ltd			27,735
573,400	e	Akebono Brake Industry Co Ltd			2,890
571,403	*	American Axle & Manufacturing Holdings, Inc			10,794
153,886	*	Amtek Auto Ltd			629
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
158,686	*	Amtek India Ltd	$260
437,195		Apollo Tyres Ltd	1,449
62,397	e	ARB Corp Ltd	720
18,571		AtlasBX Co Ltd	751
135,332	e	Autoliv, Inc	14,424
64,800		Autoliv, Inc (ADR)	6,915
65,600		Autometal S.A.	564
10,193		Autoneum Holding AG.	2,043
128,434		Bajaj Holdings and Investment Ltd	4,949
271,895		Bayerische Motoren Werke AG.	34,430
3,587		Bayerische Motoren Werke AG. (Preference)	343
654,012		Bharat Forge Ltd	6,810
526,327	e	BorgWarner, Inc	34,311
108,024		Brembo S.p.A.	3,944
875,538		Bridgestone Corp	30,664
3,653,900		Brilliance China Automotive Holdings Ltd	6,859
581,000	*	Byd Co Ltd	3,340
608,000		Calsonic Kansei Corp	4,057
1,899,000	e	Chaowei Power Holdings Ltd	1,066
2,340,734		Cheng Shin Rubber Industry Co Ltd	5,989
280,100		China Motor Corp	280
1,082,662		Chongqing Changan Automobile Co Ltd	2,137
95,021		Cie Automotive S.A.	1,366
179,590		Compagnie Plastic-Omnium S.A.	5,633
284,093		Continental AG.	65,685
232,446		Cooper Tire & Rubber Co	6,973
49,686	*	Cooper-Standard Holding, Inc	3,287
23,000		Cub Elecparts, Inc	307
45,350		Dae Won Kang Up Co Ltd	286
28,000		Daido Metal Co Ltd	353
107,504		Daihatsu Motor Co Ltd	1,913
1,655,569		Daimler AG. (Registered)	154,654
631,926		Dana Holding Corp	15,432
3,336,276		Delphi Automotive plc	229,336
725,929		Denso Corp	34,678
347,000		Depo Auto Parts Ind Co Ltd	1,500
5,760		Dong Ah Tire & Rubber Co Ltd	116
3,445,300		Dongfeng Motor Group Co Ltd	6,171
27,672		Dongyang Mechatronics Corp	274
84,007	*,e	Dorman Products, Inc	4,143
499,900		Double Coin Holdings Ltd	341
1,143,600		Drb-Hicom BHD	787
155,920		Drew Industries, Inc	7,798
27,000		Eagle Industry Co Ltd	483
37,221		ElringKlinger AG.	1,534
44,182		Exedy Corp	1,315
486,347		Faurecia	18,352
47,100		FCC Co Ltd	886
739,945		Federal Corp	523
106,340	*	Federal Mogul Corp (Class A)	2,151
1,412,776	*	Fiat S.p.A.	13,929
4,248,969		Ford Motor Co	73,252
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
62,383	*	Ford Otomotiv Sanayi AS	$778
34,123	*	Fox Factory Holding Corp	600
52,993	*,e	Fuel Systems Solutions, Inc	590
877,753		Fuji Heavy Industries Ltd	24,339
168,397	*	Futaba Industrial Co Ltd	770
6,073,900	e	Geely Automobile Holdings Ltd	2,139
4,230,271	*,e,m	General Motors Co	0	^
9,692,171		General Motors Co	351,826
26,439,191	*,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
726,108		Gentex Corp	21,123
107,697	*	Gentherm, Inc	4,787
3,926,724		GKN plc	24,377
9,064		Global & Yuasa Battery Co Ltd	424
31,267		Goodyear Lastikleri Turk AS.	981
1,489,981		Goodyear Tire & Rubber Co	41,392
35,944		Grammer AG.	2,012
1,285,300		Great Wall Motor Co Ltd	4,780
18,000	e	G-Tekt Corp	236
2,515,066		Guangzhou Automobile Group Co Ltd	2,914
128,995		Halla Climate Control Corp	5,842
60,230	m	Hanil E-Wha Co Ltd	1,259
76,422		Hankook Tire Co Ltd	4,559
450,080		Harley-Davidson, Inc	31,438
104,621		Hero Honda Motors Ltd	4,585
1,440,197		Honda Motor Co Ltd	50,255
1,845,140		Hota Industrial Manufacturing Co Ltd	3,278
79,199		Hu Lane Associate, Inc	310
21,260		Hwa Shin Co Ltd	261
93,257		Hyundai Mobis	26,191
324,483		Hyundai Motor Co	73,567
44,763		Hyundai Motor Co Ltd (2nd Preference)	7,080
28,438		Hyundai Motor Co Ltd (Preference)	4,259
15,650		Hyundai Wia Corp	3,032
250,133	*,e	IMMSI S.p.A.	229
806,792		Isuzu Motors Ltd	5,343
1,557,581		Johnson Controls, Inc	77,770
201,896		Kayaba Industry Co Ltd	951
352,503		Keihin Corp	5,605
974,128		Kenda Rubber Industrial Co Ltd	2,088
809,972		Kia Motors Corp	45,314
66,000		Kinugawa Rubber Industrial Co Ltd	337
86,289		Koito Manufacturing Co Ltd	2,211
427,296	*	Kongsberg Automotive ASA	494
119,668	*	Kumho Tire Co, Inc	1,384
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
670,698		Lear Corp	$59,907
36,604		Leoni AG.	2,909
97,130		Linamar Corp	5,730
33,000		Macauto Industrial Co Ltd	161
485,230		Magna International, Inc (Class A)	52,231
217,234		Magna International, Inc (Class A) (NY)	23,407
416,094		Mahindra & Mahindra Ltd	7,950
132,900		Mahle-Metal Leve S.A. Industria e Comercio	1,383
29,363		Mando Corp	3,685
104,582	e	Martinrea International, Inc	1,243
14,914,142	*	Mazda Motor Corp	69,991
158,792	e	Metair Investments Ltd	560
850		MGI Coutier	170
381,948		Michelin (C.G.D.E.) (Class B)	45,606
1,214,000	e	Minth Group Ltd	2,358
36,400	*	Mitsuba Corp	578
362,096		Mitsubishi Motors Corp	4,001
167,982	*	Modine Manufacturing Co	2,644
8,662	e	Montupet	738
576,005		Motherson Sumi Systems Ltd	3,107
21,240		Motonic Corp	280
44,937	*	Motorcar Parts of America, Inc	1,094
3,429		MRF Ltd	1,347
26,000		Musashi Seimitsu Industry Co Ltd	652
255,948	*	Nan Kang Rubber Tire Co Ltd	299
1,317		Nexen Corp	112
41,427		Nexen Tire Corp	633
468,000		Nexteer Automotive Group Ltd	326
207,724		NGK Spark Plug Co Ltd	5,865
164,554		NHK Spring Co Ltd	1,544
108,351		Nifco, Inc	3,616
46,000		Nippon Seiki Co Ltd	889
4,115,304		Nissan Motor Co Ltd	38,970
89,241		Nissan Shatai Co Ltd	1,513
80,700		Nissin Kogyo Co Ltd	1,602
132,035		NOK Corp	2,655
12,062		Nokian Renkaat Oyj	470
52,800	*	Norstar Founders Group Ltd	3
13,594		Otokar Otobus Karoseri Sanayi AS	374
84,100		Pacific Industrial Co Ltd	687
348,622	*	Peugeot S.A.	5,158
180,127	*,e	Piaggio & C S.p.A.	641
8,800		Piolax Inc	339
46,291		Pirelli & C S.p.A.	742
38,786		Porsche AG.	4,033
135,000		Press Kogyo Co Ltd	517
32,291,900		PT Astra International Tbk	19,826
2,517,800		PT Gajah Tunggal Tbk	389
526,200		PT Selamat Sempurna Tbk	198
22,843		Pyeong Hwa Automotive Co Ltd	498
9,366,000		Qingling Motors Co Ltd	2,659
53,887		Remy International, Inc	1,258
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,162,717		Renault S.A.	$105,103
119,000		Riken Corp	550
30,050		S&T Daewoo Co Ltd	951
119,053		SAF-Holland S.A.	1,874
180,000	*	Sanden Corp	1,000
777,920		Sanyang Industry Co Ltd	816
31,687		Sejong Industrial Co Ltd	532
26,918	*	Shiloh Industries, Inc	497
111,000		Showa Corp	1,352
46,294		SL Corp	1,029
177,336	*,e	Sogefi S.p.A.	963
978,725		Somboon Advance Technology PCL	543
141,221		Spartan Motors, Inc	641
1,939,500		Sri Trang Agro-Industry PCL (Foreign)	849
53,107	*	Ssangyong Motor Co	459
86,718		Standard Motor Products, Inc	3,874
235,453		Stanley Electric Co Ltd	6,143
155,030	*	Stoneridge, Inc	1,662
10,475		Strattec Security Corp	676
607,621		Sumitomo Rubber Industries, Inc	8,782
41,790		Sungwoo Hitech Co Ltd	576
109,127		Superior Industries International, Inc	2,250
196,219		Suzuki Motor Corp	6,156
2,143,653		T RAD Co Ltd	5,868
24,000		Tachi-S Co Ltd	415
19,400		Taiho Kogyo Co Ltd	209
42,300		Takata Corp	910
247,400		TAN Chong Motor Holdings BHD	391
1,942,312		Tata Motors Ltd	13,979
22,200		Teikoku Piston Ring Co Ltd	552
414,738	*	Tenneco, Inc	27,248
180,289	*,e,z	Tesla Motors, Inc	43,280
151,400		Thai Stanley Electric PCL (ADR)	1,064
42,490		Thor Industries, Inc	2,416
2,116,000		Tianneng Power International Ltd	798
357,457		Tofas Turk Otomobil Fabrik	2,219
213,163		Tokai Rika Co Ltd	4,282
94,100		Tokai Rubber Industries, Inc	1,067
617,699		Tong Yang Industry Co Ltd	841
42,500		Topre Corp	578
147,116	*	Tower International, Inc	5,420
161,000		Toyo Tire & Rubber Co Ltd	2,741
107,277		Toyoda Gosei Co Ltd	2,230
112,600	e	Toyota Boshoku Corp	1,192
184,721		Toyota Industries Corp	9,545
6,329,637		Toyota Motor Corp	378,972
245,216	*	TRW Automotive Holdings Corp	21,952
81,700		TS Tech Co Ltd	2,380
97,265		Tube Investments Of India	475
110,089		Tung Thih Electronic Co Ltd	444
420,462		TVS Motor Co Ltd	1,137
472,882		UMW Holdings BHD	1,609
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,200		Unipres Corp	$1,207
319,383		Valeo S.A.	42,853
113,233	*	Visteon Corp	10,985
175,799		Volkswagen AG.	45,340
12,441		Volkswagen AG. (Preference)	3,259
124,257	*	Winnebago Industries, Inc	3,129
2,228,400	*	Xinchen China Power Holdings Ltd	1,440
2,160,000		Xingda International Holdings Ltd	870
2,158,785	e	Xinyi Glass Holdings Co Ltd	1,267
300,810		Yamaha Motor Co Ltd	5,180
140,000		Yokohama Rubber Co Ltd	1,212
247,300		Yorozu Corp	4,912
719,558		Yulon Motor Co Ltd	1,171
		TOTAL AUTOMOBILES & COMPONENTS	2,896,434

BANKS - 7.4%
56,882		1st Source Corp	1,742
119,638		1st United Bancorp, Inc	1,031
1,189,030		77 Bank Ltd	6,272
162,776		Aareal Bank AG.	7,488
1,173,421	*	Abu Dhabi Commercial Bank PJSC	2,256
63,475,000		Agricultural Bank of China	28,016
8,600		Aichi Bank Ltd	450
674,941	*	Ajman Bank PJSC	458
2,125,188		Akbank TAS	7,816
138,220	*	Al Khalij Commercial Bank	746
443,038		Albaraka Turk Katilim Bankasi AS	372
64,818	*	Alior Bank S.A.	1,771
336,131		Allahabad Bank	811
1,003,400		Alliance Financial Group BHD	1,475
6,197,922	*	Alpha Bank S.A.	5,763
315,270	*,m	Amagerbanken AS	0	^
32,089		American National Bankshares, Inc	697
93,892	*	Ameris Bancorp	2,024
34,993	e	Ames National Corp	810
1,705,705		AMMB Holdings BHD	3,783
206,026		Andhra Bank	353
13,413,576		Aozora Bank Ltd	44,101
121,099		Apollo Residential Mortgage	2,025
46,353	e	Arrow Financial Corp	1,202
385,500	*	Ashikaga Holdings Co Ltd	1,647
100,274		Associated Banc-Corp	1,813
325,235		Astoria Financial Corp	4,374
514,415	*	Asya Katilim Bankasi AS	374
3,056,008		Australia & New Zealand Banking Group Ltd	96,095
232,721		Awa Bank Ltd	1,324
101,596	e	Banc of California, Inc	1,107
1,140,734	*,e	Banca Carige S.p.A.	256
11,437,074		Banca Intesa S.p.A.	35,287
643,554		Banca Intesa S.p.A. RSP	1,709
457,714	*,e	Banca Monte dei Paschi di Siena S.p.A	887
414,882	*,e	Banca Popolare dell’Emilia Romagna Scrl	3,743
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,000,438	*	Banca Popolare di Milano	$4,477
615,047		Banca Popolare di Sondrio SCARL	3,018
30,519		Bancfirst Corp	1,889
865,737		Banche Popolari Unite Scpa	7,481
183,494		Banco ABC Brasil S.A.	1,129
2,384,663		Banco Bilbao Vizcaya Argentaria S.A.	30,394
408,167	*	Banco BPI S.A.	855
754,960	*	Banco Bradesco S.A.	11,016
3,138,486	*	Banco Bradesco S.A. (Preference)	45,525
16,540,232	*,e	Banco Comercial Portugues S.A.	4,323
105,132		Banco Davivienda S.A.	1,698
58,500		Banco Daycoval S.A.	248
54,120,373		Banco de Chile	7,219
61,767		Banco de Credito e Inversiones	3,573
4,050,942		Banco de Oro Universal Bank	8,674
1,304,474		Banco de Sabadell S.A.	4,452
1,550,822		Banco do Brasil S.A.	17,442
181,181		Banco do Estado do Rio Grande do Sul	882
48,653,115	*	Banco Espirito Santo S.A.	40,029
58,300	*	Banco Industrial e Comercial S.A.	199
5,371,592		Banco Itau Holding Financeira S.A.	77,723
110,511		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,279
114,800	*	Banco Panamericano S.A.	179
57,907		Banco Pine S.A.	197
554,437	*	Banco Popolare SC	9,120
685,550		Banco Popular Espanol S.A.	4,580
2,602,944		Banco Santander Brasil S.A.	17,812
5,403,187		Banco Santander Central Hispano S.A.	56,459
75,431,084		Banco Santander Chile S.A.	4,977
119,708		BanColombia S.A.	1,692
626,802		BanColombia S.A. (Preference)	9,181
355,583		Bancorpsouth, Inc	8,737
95,000		Bangkok Bank PCL	565
655,700		Bangkok Bank PCL (ADR)	3,900
1,104,400		Bangkok Bank PCL (Foreign)	6,584
15,306,801	*	BANIF-Banco Internacional do Funchal S.A.	201
64,420		Bank Handlowy w Warszawie S.A.	2,539
1,314,931		Bank Hapoalim Ltd	7,595
713,067	*	Bank Leumi Le-Israel	2,779
876,235		Bank Millennium S.A.	2,243
186,236		Bank Mutual Corp	1,080
43,438,164		Bank of America Corp	667,644
1,816		Bank of Baroda	26
133,479,000		Bank of China Ltd	59,760
383,000	*,e	Bank of Chongqing Co Ltd	253
21,058,472		Bank of Communications Co Ltd	14,536
4,349,184	*,m	Bank of Cyprus Public Co Ltd	60
2,235,552		Bank of East Asia Ltd	9,269
97,810		Bank of Georgia Holdings plc	3,933
72,080		Bank of Hawaii Corp	4,230
4,659		Bank of India	23
24,014,792	*	Bank of Ireland	8,104
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
31,900		Bank of Iwate Ltd	$1,571
794,226		Bank of Kaohsiung	255
25,167		Bank of Kentucky Financial Corp	876
402,505		Bank of Kyoto Ltd	3,663
24,705	e	Bank of Marin Bancorp	1,126
1,022,906	e	Bank of Montreal (Toronto)	75,329
202,000		Bank of Nagoya Ltd	804
1,719,020	e	Bank of Nova Scotia	114,607
24,000		Bank of Okinawa Ltd	1,038
362,628		Bank of Queensland Ltd	4,167
263,541		Bank of Saga Ltd	609
243,387		Bank of the Ozarks, Inc	8,141
1,030,118		Bank of the Philippine Islands	2,148
183,400		Bank of the Ryukyus Ltd	2,630
2,363,445		Bank of Yokohama Ltd	13,611
146,098		Bank Pekao S.A.	8,368
30,678,500		Bank Rakyat Indonesia	26,731
31,979		Bank Zachodni WBK S.A.	3,887
80,829		BankFinancial Corp	902
678,269	*	Bankia S.A.	1,315
988,701		Bankinter S.A.	7,737
205,227		BankUnited	6,871
75,151		Banner Corp	2,978
6,430		Banque Cantonale Vaudoise	3,506
428,800		Banregio Grupo Financiero SAB de C.V.	2,537
887,327		Barclays Africa Group Ltd	13,475
51,326,848		Barclays plc	186,972
671,465		BB&T Corp	26,476
297,872		BBCN Bancorp, Inc	4,751
25,952	*	BBX Capital Corp	467
313,792		Bendigo Bank Ltd	3,610
136,054	*	Beneficial Mutual Bancorp, Inc	1,845
108,239		Berkshire Hills Bancorp, Inc	2,513
60		BIMB Holdings BHD	0	^
74,628	e	BNC Bancorp	1,274
2,226,725		BNP Paribas	151,325
6,048,037	e	BOC Hong Kong Holdings Ltd	17,522
44,011	*,e	BofI Holding, Inc	3,233
25,669		BOK Financial Corp	1,710
308,712		Boston Private Financial Holdings, Inc	4,149
27,457		BRE Bank S.A.	4,569
46,645		Bridge Bancorp, Inc	1,119
44,275	*,e	Bridge Capital Holdings	1,072
267,651		Brookline Bancorp, Inc	2,508
50,026		Bryn Mawr Bank Corp	1,457
489,581		BS Financial Group, Inc	7,212
5,846,925		Bumiputra-Commerce Holdings BHD	13,334
6,295,669		CaixaBank S.A.	38,838
71,263	*,m	CaixaBank S.A. (Temp)	440
28,514		Camden National Corp	1,105
746,192	e	Canadian Imperial Bank of Commerce/Canada	67,902
100,576	e	Canadian Western Bank	3,760
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,601		Canara Bank	$28
91,004	*	Capital Bank Financial Corp	2,149
45,862	e	Capital City Bank Group, Inc	666
592,088		Capitol Federal Financial	7,200
148,467		Cardinal Financial Corp	2,741
111,632	*,e	Cascade Bancorp	582
298,819		Cathay General Bancorp	7,638
132,908		Centerstate Banks of Florida, Inc	1,489
100,000		Central Bank Of India	129
72,316		Central Pacific Financial Corp	1,435
13,173		Century Bancorp, Inc	466
5,409,559		Chang Hwa Commercial Bank	3,353
85,666		Charter Financial Corp	951
110,059		Chemical Financial Corp	3,090
946,189		Chiba Bank Ltd	6,683
39,000	*	Chiba Kogyo Bank Ltd	303
28,850,000		China Citic Bank	17,493
111,169,791		China Construction Bank	84,072
15,368,770		China Development Financial Holding Corp	5,055
3,969,000	*	China Everbright Bank Co Ltd	1,829
10,567,122	e	China Merchants Bank Co Ltd	20,832
8,239,920	e	China Minsheng Banking Corp Ltd	7,466
15,931,485		Chinatrust Financial Holding Co	10,621
16,562,500	e	Chongqing Rural Commercial Bank	7,651
26,528		Chugoku Bank Ltd	408
360,776		CIT Group, Inc	16,509
9,960,459		Citigroup, Inc	469,138
49,578		Citizens & Northern Corp	966
60,298	e	City Holding Co	2,721
30,071		City National Corp	2,278
122,542		Clifton Bancorp, Inc	1,553
55,926		CNB Financial Corp	940
133,758		CoBiz, Inc	1,441
200,427		Columbia Banking System, Inc	5,273
32,913		Comdirect Bank AG.	341
223,367		Comerica, Inc	11,204
89,549		Commerce Bancshares, Inc	4,164
40,728	*	Commercial Bank of Qatar QSC	692
1,796,166		Commercial International Bank	8,978
782,888	*	Commerzbank AG.	12,270
1,325,985		Commonwealth Bank of Australia	101,130
153,884		Community Bank System, Inc	5,571
59,214		Community Trust Bancorp, Inc	2,026
41,528	*,e	CommunityOne Bancorp	403
52,726	*	ConnectOne Bancorp, Inc	1,014
12,283	e	ConnectOne Bancorp, Inc (Old)	613
15,000		Corp Bank	98
151,135,124		CorpBanca S.A.	1,871
124,497		Credicorp Ltd (NY)	19,356
2,509,759		Credit Agricole S.A.	35,435
93,950		Credito Emiliano S.p.A.	840
39,800	*,e	CU Bancorp	759
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
63,557		Cullen/Frost Bankers, Inc	$5,048
116,156	*	Customers Bancorp, Inc	2,324
400,031		CVB Financial Corp	6,413
5,646,074	*,m	Cyprus Popular Bank Public Co	77
1,086,635		Dah Sing Banking Group Ltd	1,823
423,264		Dah Sing Financial Holdings Ltd	2,239
345,000		Daishi Bank Ltd	1,295
508,471		Danske Bank AS	14,374
3,334,803		DBS Group Holdings Ltd	44,852
3,709,345	*	Development Credit Bank Ltd	5,114
125,597		Dewan Housing Finance Corp Ltd	757
149,810		DGB Financial Group Co Ltd	2,243
1,940,892	*	Dhanalakshmi Bank Ltd	1,779
136,389		Dime Community Bancshares	2,154
1,683,274		DNB NOR Holding ASA	30,756
36,935	*	Doha Bank QSC	550
847	*,e	Doral Financial Corp	4
583,849	*	Dubai Islamic Bank PJSC	1,025
6,256,916		E.Sun Financial Holding Co Ltd	4,014
88,777	*	Eagle Bancorp, Inc	2,996
959,781		East West Bancorp, Inc	33,583
410,000	*	EastWest Banking Corp	283
307,000		Eighteenth Bank Ltd	797
29,986		Enterprise Bancorp, Inc	619
73,362		Enterprise Financial Services Corp	1,325
177,809		Erste Bank der Oesterreichischen Sparkassen AG.	5,749
49,778	e	ESB Financial Corp	644
823,151	*	Essent Group Ltd	16,537
29,883,421	*	Eurobank Ergasias SA	15,079
438,123	e	EverBank Financial Corp	8,833
2,523,566		Far Eastern International Bank	930
38,526		Federal Agricultural Mortgage Corp (Class C)	1,197
1,800,000		Federal Bank Ltd	4,004
69,239		Fidelity Southern Corp	899
3,810,032		Fifth Third Bancorp	81,344
52,962		Financial Institutions, Inc	1,240
83,367		First Bancorp (NC)	1,530
394,386	*,e	First Bancorp (Puerto Rico)	2,145
38,673		First Bancorp, Inc	675
295,987		First Busey Corp	1,720
15,160		First Business Financial Services, Inc	713
29,722		First Citizens Bancshares, Inc (Class A)	7,282
369,194		First Commonwealth Financial Corp	3,404
71,344		First Community Bancshares, Inc	1,022
62,956		First Connecticut Bancorp	1,010
38,763	e	First Defiance Financial Corp	1,113
221,629		First Financial Bancorp	3,814
223,893	e	First Financial Bankshares, Inc	7,024
43,033		First Financial Corp	1,385
7,817,427		First Financial Holding Co Ltd	5,026
68,799		First Financial Northwest, Inc	748
1,309,887		First Gulf Bank PJSC	5,674
103,533		First Horizon National Corp	1,228
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,564		First International Bank Of Israel Ltd	$811
66,291		First Interstate Bancsystem, Inc	1,802
132,119		First Merchants Corp	2,793
284,828		First Midwest Bancorp, Inc	4,851
13,000	e	First National Financial Corp	270
66,145	*	First NBC Bank Holding Co	2,217
154,406		First Niagara Financial Group, Inc	1,350
32,241		First of Long Island Corp	1,260
187,311		First Republic Bank	10,300
620,323		FirstMerit Corp	12,251
77,685	*	Flagstar Bancorp, Inc	1,406
129,734		Flushing Financial Corp	2,666
608,651		FNB Corp	7,803
48,764		Fox Chase Bancorp, Inc	822
40,072	*	Franklin Financial Corp	870
780,540		Fukuoka Financial Group, Inc	3,770
337,444		Fulton Financial Corp	4,181
93,840	e	Genworth MI Canada, Inc	3,343
53,395		German American Bancorp, Inc	1,446
1,138,126	*	Get Bank S.A.	1,177
691,438	*	Getin Holding S.A.	711
284,074		Glacier Bancorp, Inc	8,062
38,985		Great Southern Bancorp, Inc	1,249
99,790		Gruh Finance Ltd	334
1,221,638		Grupo Aval Acciones y Valores	878
4,147,189		Grupo Financiero Banorte S.A. de C.V.	29,662
4,606,232		Grupo Financiero Inbursa S.A.	13,662
3,828,900	e	Grupo Financiero Santander Mexico SAB de C.V.	10,164
59,639		Guaranty Bancorp	829
332,218		Gunma Bank Ltd	1,966
574,116		Hachijuni Bank Ltd	3,555
139,969	*,e	Hampton Roads Bankshares, Inc	242
336,335		Hana Financial Group, Inc	12,464
308,980		Hancock Holding Co	10,913
1,702,488		Hang Seng Bank Ltd	27,801
120,507		Hanmi Financial Corp	2,540
640,564		HDFC Bank Ltd	8,757
60,018		Heartland Financial USA, Inc	1,484
84,201		Heritage Commerce Corp	688
113,958		Heritage Financial Corp	1,834
78,416	*	Heritage Oaks Bancorp	598
169,000		Higashi-Nippon Bank Ltd	431
189,331		Higo Bank Ltd	1,055
200,809		Hiroshima Bank Ltd	960
540,000		Hokkoku Bank Ltd	1,856
507,000		Hokuetsu Bank Ltd	1,056
117,000	*	Hokuhoku Financial Group, Inc	250
175,219		Home Bancshares, Inc	5,751
152,148	e	Home Capital Group, Inc	6,820
262,426	e	Home Loan Servicing Solutions Ltd	5,965
47,727		HomeStreet, Inc	877
81,926	*	HomeTrust Bancshares, Inc	1,292
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
509,940		Hong Leong Bank BHD	$2,192
123,112		Hong Leong Credit BHD	619
35,805		Horizon Bancorp	782
2,940,036		Housing Development Finance Corp	48,540
15,631,141		HSBC Holdings plc	158,579
6,227,596		Hua Nan Financial Holdings Co Ltd	3,900
223,016		Hudson City Bancorp, Inc	2,192
61,607		Hudson Valley Holding Corp	1,112
7,785,019		Huntington Bancshares, Inc	74,269
308,692		Hyakugo Bank Ltd	1,287
326,000		Hyakujushi Bank Ltd	1,175
114,618		IBERIABANK Corp	7,930
440,679	*	ICICI Bank Ltd	10,395
21,469	*	ICICI Bank Ltd (ADR)	1,071
89,320	e	Independent Bank Corp (MA)	3,428
81,516	*	Independent Bank Corp (MI)	1,049
38,941	e	Independent Bank Group, Inc	2,168
47,711		Indian Bank	146
192,922		IndusInd Bank Ltd	1,835
141,706,366		Industrial & Commercial Bank of China	89,606
884,030		Industrial Bank of Korea	11,793
214,103		ING Vysya Bank Ltd	2,315
202,928		International Bancshares Corp	5,479
6,989,255		Investors Bancorp, Inc	77,231
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,015,998	*	Israel Discount Bank Ltd	1,720
38,140		Iyo Bank Ltd	386
33,860		Jammu & Kashmir Bank Ltd	879
94,533		JB Financial Group Co Ltd	692
354,200		Jimoto Holdings Inc	759
427,485		Joyo Bank Ltd	2,280
11,141,658		JPMorgan Chase & Co	641,982
386,555		Juroku Bank Ltd	1,447
88,928	*	Jyske Bank	5,052
172,000		Kagoshima Bank Ltd	1,162
922,535	*	Kansai Urban Banking Corp	1,129
104,000	*	Kanto Tsukuba Bank Ltd	374
401,112		Karnataka Bank Ltd	935
48,913	*	Karur Vysya Bank Ltd	378
503,500		Kasikornbank PCL	3,165
474,300		Kasikornbank PCL - NVDR	2,981
1,766,700		Kasikornbank PCL (Foreign)	11,160
699,200		KB Financial Group, Inc	24,299
44,842	*	KBC Groep NV	2,439
57,931	*	Kearny Financial Corp	877
742,000		Keiyo Bank Ltd	3,767
8,138,926		Keycorp	116,631
553,332		Kiatnakin Bank PCL	750
1,117,000		King’s Town Bank	1,077
78,000	*	Kiyo Bank Ltd	1,063
20,683	*	KJB Financial Group Co Ltd	228
41,773	*	KNB Financial Group Co Ltd	531
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
49,898		Komercni Banka AS	$11,476
465,415		Kotak Mahindra Bank Ltd	6,839
4,392,500		Krung Thai Bank PCL (Foreign)	2,828
57,495	*,e	Ladder Capital Corp	1,039
140,879		Lakeland Bancorp, Inc	1,521
71,985		Lakeland Financial Corp	2,747
33,052		Laurentian Bank of Canada	1,544
5,426,240		LH Financial Group PCL	266
15,156,059	*,e	Liberbank S.A.	14,500
788,941		LIC Housing Finance Ltd	4,297
90,574,476	*	Lloyds TSB Group plc	115,127
57,936	e	M&T Bank Corp	7,187
98,601	e	Macatawa Bank Corp	500
79,437		MainSource Financial Group, Inc	1,370
8,350,278		Malayan Banking BHD	25,569
1,300,102		Malaysia Building Society	879
422,734	*	Masraf Al Rayan	5,286
209,838		MB Financial, Inc	5,676
23,740,968		Mega Financial Holding Co Ltd	19,756
63,149		Mercantile Bank Corp	1,445
23,240		Merchants Bancshares, Inc	743
30,321	*	Meridian Interstate Bancorp, Inc	779
26,102		Meta Financial Group, Inc	1,044
2,167,320		Metropolitan Bank & Trust	4,339
1,173,430	*,e	MGIC Investment Corp	10,842
34,642		Midsouth Bancorp, Inc	689
28,028		MidWestOne Financial Group, Inc	672
128,000		Mie Bank Ltd	292
436,000	*	Minato Bank Ltd	801
15,869,364		Mitsubishi UFJ Financial Group, Inc	97,417
3,846,494		Mitsui Trust Holdings, Inc	17,580
346,000		Miyazaki Bank Ltd	1,144
13,137		Mizrahi Tefahot Bank Ltd	170
30,830,152		Mizuho Financial Group, Inc	63,371
70,368		Musashino Bank Ltd	2,467
322,928		Nanto Bank Ltd	1,339
14,342	e	NASB Financial, Inc	339
1,846,594		National Australia Bank Ltd	57,076
160,850		National Bank Holdings Corp	3,207
636,420	*	National Bank of Abu Dhabi PJSC	2,461
674,038	e	National Bank of Canada	28,590
19,093,545	*	National Bank of Greece S.A.	69,439
26,887	e	National Bankshares, Inc	831
447,338		National Penn Bancshares, Inc	4,733
43,567	*,e	Nationstar Mortgage Holdings, Inc	1,581
2,536,299		Natixis	16,278
168,791		NBT Bancorp, Inc	4,054
223,771		Nedbank Group Ltd	4,824
188,931	e	New York Community Bancorp, Inc	3,019
123,036	*	NewBridge Bancorp	992
827,300		Nishi-Nippon City Bank Ltd	2,034
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
187,058	*	NMI Holdings, Inc	$1,964
41,749	*	NOMOS-BANK (GDR)	513
3,846,820		Nordea Bank AB	54,232
737,000		North Pacific Bank Ltd	3,181
262,803		Northfield Bancorp, Inc	3,445
28,066		Northrim BanCorp, Inc	718
358,664		Northwest Bancshares, Inc	4,867
55,077		OceanFirst Financial Corp	912
215,455	*	Ocwen Financial Corp	7,993
172,988		OFG Bancorp	3,185
361,000		Ogaki Kyoritsu Bank Ltd	1,013
260,000		Oita Bank Ltd	940
29,853		Old Line Bancshares, Inc	470
401,343	e	Old National Bancorp	5,731
46,328		OmniAmerican Bancorp, Inc	1,158
16,077	*	Opus Bank	467
201,852		Oriental Bank of Commerce	1,101
172,516		Oritani Financial Corp	2,655
228,962		OTP Bank	4,399
1,792,680	e	Oversea-Chinese Banking Corp	13,750
70,476		Pacific Continental Corp	968
75,463	*	Pacific Premier Bancorp, Inc	1,063
174,367		PacWest Bancorp	7,527
14,745	*,e	Palmetto Bancshares, Inc	212
423,986		Paragon Group of Cos plc	2,552
47,041	e	Park National Corp	3,632
173,982		Park Sterling Bank	1,147
43,508		Peapack Gladstone Financial Corp	923
17,723	e	Penns Woods Bancorp, Inc	835
55,998	*	Pennsylvania Commerce Bancorp, Inc	1,295
45,481	*	PennyMac Financial Services, Inc	691
41,453		Peoples Bancorp, Inc	1,096
26,757		Peoples Financial Services Corp	1,375
132,911	e	People’s United Financial, Inc	2,016
1,957,216	*	Philippine National Bank	4,058
3,100,620	*,e	Piccolo Credito Valtellinese Scarl	4,386
134,823		Pinnacle Financial Partners, Inc	5,323
27,324,513	*	Piraeus Bank S.A.	60,519
1,579,380		PNC Financial Services Group, Inc	140,644
246,470	*	Popular, Inc	8,424
1,022,005		Powszechna Kasa Oszczednosci Bank Polski S.A.	12,689
44,706	*	Preferred Bank	1,057
272,131		PrivateBancorp, Inc	7,908
306,488		Prosperity Bancshares, Inc	19,186
229,508		Provident Financial Services, Inc	3,975
62,430,400		PT Bank Bukopin Tbk	3,292
12,763,600		PT Bank Central Asia Tbk	11,853
3,669,835		PT Bank Danamon Indonesia Tbk	1,283
5,359,900		PT Bank Jabar Banten Tbk	373
10,803,848		PT Bank Mandiri Persero Tbk	8,849
16,938,450		PT Bank Negara Indonesia	6,811
44,500,000	*	PT Bank Pan Indonesia Tbk	3,378
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
14,399,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	$496
14,756,394		PT Bank Tabungan Negara Tbk	1,295
2,826,857		Public Bank BHD	17,238
50,545	*	Qatar Islamic Bank SAQ	1,140
60,569	*	Qatar National Bank	2,718
687,414	e	Radian Group, Inc	10,181
1,056,292		Raiffeisen International Bank Holding AG.	33,674
7,790,760		Regions Financial Corp	82,738
116,197		Renasant Corp	3,378
40,094		Republic Bancorp, Inc (Class A)	951
114,997	*	Republic First Bancorp, Inc	580
5,584,840	*	Resona Holdings, Inc	32,545
759,523		RHB Capital BHD	2,023
505,690		Rizal Commercial Banking Corp	614
5,200	*,m	Roskilde Bank	0	^
108,901		Royal Bank of Canada	7,779
2,506,150		Royal Bank of Canada (Toronto)	179,157
1,049,257	*	Royal Bank of Scotland Group plc	5,897
113,718		S&T Bancorp, Inc	2,826
102,068		Sandy Spring Bancorp, Inc	2,543
172,000		San-In Godo Bank Ltd	1,279
4,495,540		Sberbank of Russian Federation (ADR)	45,424
69,548	*	Seacoast Banking Corp of Florida	756
465,036	*	Sekerbank TAS	428
236,380	*	Senshu Ikeda Holdings, Inc	1,204
1,805	*	ServisFirst Bancshares, Inc	156
268,946		Seven Bank Ltd	1,100
276,000		Shiga Bank Ltd	1,662
989,553		Shinhan Financial Group Co Ltd	45,654
4,612,823	*	Shinsei Bank Ltd	10,390
734,559		Shizuoka Bank Ltd	7,946
3,152,200		Siam Commercial Bank PCL (Foreign)	16,074
49,098		Sierra Bancorp	776
462,790	*	Signature Bank	58,395
62,719		Simmons First National Corp (Class A)	2,471
7,728,454		SinoPac Financial Holdings Co Ltd	3,481
3,187,090		Skandinaviska Enskilda Banken AB (Class A)	42,540
1,479,057		Societe Generale	77,566
89,689		South State Corp	5,471
72,034	e	Southside Bancshares, Inc	2,086
73,948		Southwest Bancorp, Inc	1,262
118,612		Spar Nord Bank A/s	1,308
258,462		Sparebanken Midt-Norge	2,284
178,768	e	Sparebanken Nord-Norge	1,034
19,130	*	Square Financial, Inc	364
4,960	e	St Galler Kantonalbank	1,956
1,624,383	e	Standard Bank Group Ltd	22,151
1,264,526		Standard Chartered plc	25,847
121,509	e	State Bank & Trust Co	2,055
7,332	*	State Bank of Bikaner & Jaip	67
84,043		State Bank of India Ltd	3,755
111,239		State Bank of India Ltd (GDR)	9,910
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
774	*	State Bank of Travancore	$8
313,376	e	Sterling Bancorp/DE	3,761
60,707		Stock Yards Bancorp, Inc	1,815
37,077		Stonegate Bank	934
51,123	*,e	Stonegate Mortgage Corp	713
46,785	*	Suffolk Bancorp	1,044
3,179,220		Sumitomo Mitsui Financial Group, Inc	133,390
169,910	*,e	Sun Bancorp, Inc	681
1,616,598		SunTrust Banks, Inc	64,761
705,789		Suruga Bank Ltd	13,709
719,506		Susquehanna Bancshares, Inc	7,598
160,993	*	SVB Financial Group	18,775
404,671		Svenska Handelsbanken (A Shares)	19,788
1,115,932		Swedbank AB (A Shares)	29,558
83,226	*	Sydbank AS	2,197
380,092		Syndicate Bank	1,108
227,862		Synovus Financial Corp	5,555
2,345,059	*	Ta Chong Bank Co Ltd	793
2,280,794		Taichung Commercial Bank	813
8,125,871		Taishin Financial Holdings Co Ltd	4,164
2,056,769	*	Taiwan Business Bank	641
6,248,091		Taiwan Cooperative Financial Holding	3,578
90,255	*	Talmer Bancorp Inc	1,245
74,447	*,e	Taylor Capital Group, Inc	1,592
4,058,071		TCF Financial Corp	66,431
656,872	*	TCS Group Holding plc (ADR)	4,301
22,481	*	Tekstil Bankasi AS.	21
40,743		Territorial Bancorp, Inc	851
201,519	*	Texas Capital Bancshares, Inc	10,872
130,151	*	TFS Financial Corp	1,856
2,049,000		Thanachart Capital PCL	2,225
122,627	*	The Bancorp, Inc	1,460
1,113,180		Tisco Bank PCL	1,406
10,590,300		TMB Bank PCL (Foreign)	790
126,000		Tochigi Bank Ltd	540
468,000		Toho Bank Ltd	1,711
78,000	*,e	Tokyo Tomin Bank Ltd	956
213,000		Tomony Holdings, Inc	940
54,896		Tompkins Trustco, Inc	2,645
3,392,199		Toronto-Dominion Bank	174,625
391,000	*	Towa Bank Ltd	382
110,860	e	TowneBank	1,742
24,339	*,e	Tree.com, Inc	709
60,335	e	Trico Bancshares	1,396
80,325	*	Tristate Capital Holdings, Inc	1,135
413,190		Trustco Bank Corp NY	2,760
253,250		Trustmark Corp	6,253
2,250,000	*	TSB Banking Group plc	10,840
3,347,316		Turkiye Garanti Bankasi AS	13,109
1,267,505		Turkiye Halk Bankasi AS	9,516
2,755,571		Turkiye Is Bankasi (Series C)	7,455
1,663,734		Turkiye Sinai Kalkinma Bankasi AS	1,359
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,443,919		Turkiye Vakiflar Bankasi Tao	$5,737
168,775		UMB Financial Corp	10,699
629,970		Umpqua Holdings Corp	11,289
5,631,678		UniCredit S.p.A	47,089
862,049	*	Union Bank Of Taiwan	318
172,799		Union Bankshares Corp	4,432
255,426	e	United Bankshares, Inc	8,258
188,913	*,e	United Community Banks, Inc	3,093
168,701	*,e	United Community Financial Corp	697
207,244	e	United Financial Bancorp, Inc (New)	2,808
1,056,911	e	United Overseas Bank Ltd	19,112
68,060		Univest Corp of Pennsylvania	1,409
4,466,681		US Bancorp	193,497
14,770		UTI Bank Ltd	471
33,864		Valiant Holding	3,527
741,879	e	Valley National Bancorp	7,352
45,751	*,e	VantageSouth Bancshares, Inc	272
148,196		ViewPoint Financial Group	3,988
477,660	*	Vijaya Bank	441
4,309,982		VTB Bank OJSC (GDR)	10,493
83,049	*	Walker & Dunlop, Inc	1,172
377,719		Washington Federal, Inc	8,472
55,028		Washington Trust Bancorp, Inc	2,023
122,817	*	Waterstone Financial, Inc	1,401
369,168		Webster Financial Corp	11,644
26,201,941		Wells Fargo & Co	1,377,174
97,717		WesBanco, Inc	3,033
64,678		West Bancorporation, Inc	985
103,395	e	Westamerica Bancorporation	5,405
256,257	*	Western Alliance Bancorp	6,099
3,781,726		Westpac Banking Corp	120,963
263,706		Wilshire Bancorp, Inc	2,708
355,659		Wing Hang Bank Ltd	5,736
174,334		Wintrust Financial Corp	8,019
321,640	*	Woori Finance Holdings Co Ltd	3,829
32,705		WSFS Financial Corp	2,409
31,500		Yachiyo Bank Ltd	1,033
53,502	*,e	Yadkin Financial Corp	1,008
181,000	e	Yamagata Bank Ltd	860
57,492		Yamaguchi Financial Group, Inc	606
252,000		Yamanashi Chuo Bank Ltd	1,194
1,995,058		Yapi ve Kredi Bankasi	4,351
1,898,612		Yes Bank Ltd	17,088
119,154		Zions Bancorporation	3,511
		TOTAL BANKS	9,561,434

CAPITAL GOODS - 8.0%
2,839,656		3M Co	406,752
211,306		A.O. Smith Corp	10,477
209,860		Aalberts Industries NV	6,854
87,535		Aaon, Inc	2,934
151,081		AAR Corp	4,164
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
304,268		ABB Ltd	$7,001
589,656	e	Abengoa S.A.	3,804
225,821	e	Abengoa S.A. (B Shares)	1,191
2,236,272		Aboitiz Equity Ventures, Inc	2,869
1,468,000		AcBel Polytech, Inc	2,197
121,741	*	Accuride Corp	595
118,241		Aceto Corp	2,145
364,035		ACS Actividades Construccion y Servicios S.A.	16,662
664		Acter Co Ltd	2
272,278		Actuant Corp (Class A)	9,413
44,803		Acuity Brands, Inc	6,194
164,159		Adani Enterprises Ltd	1,245
35,639		Aditya Birla Nuvo Ltd	818
139,500	*	Advan Co Ltd	1,558
111,000	*	Advanced Lithium Electrochemistry Co Ltd	269
97,291	*	Aecom Technology Corp	3,133
165,255		Aecon Group, Inc	2,625
143,500	*	Aegion Corp	3,339
65,222	*	Aerovironment, Inc	2,074
19,137		AFG Arbonia-Forster Hldg	649
33,900	e	AG Growth International Inc	1,506
374,133		AGCO Corp	21,034
60,299		Aica Kogyo Co Ltd	1,289
40,500		Aichi Corp	191
180,300	*	Aida Engineering Ltd	1,826
142,966		Air Lease Corp	5,516
228,060		Aircastle Ltd	4,053
442,508		Airtac International Group	4,765
136,146		Akfen Holding AS.	331
26,488		Alamo Group, Inc	1,433
252,099		Alarko Holding AS	569
122,357		Albany International Corp (Class A)	4,645
272,906		Alfa Laval AB	7,027
4,879,440		Alfa S.A. de C.V. (Class A)	13,506
2,049,039		Allegion plc	116,140
7,562,600		Alliance Global Group, Inc	5,039
238,327		Alliant Techsystems, Inc	31,917
238,834		Allied Electronics Corp Ltd (Preference)	568
169,288		Allison Transmission Holdings, Inc	5,265
24,862		Alstom Projects India Ltd	213
1,147,404		Alstom RGPT	41,671
81,783		Altra Holdings, Inc	2,976
487,822		Amada Co Ltd	4,969
40,681		Amara Raja Batteries Ltd	319
73,093	*	Ameresco, Inc	514
29,713	e	American Railcar Industries, Inc	2,014
38,461		American Science & Engineering, Inc	2,677
3,742	*,e	American Superconductor Corp	6
64,762	*	American Woodmark Corp	2,064
574,385		Ametek, Inc	30,029
34,000	*,m	Amrep Corp	0	^
7,812		Andritz AG.	451
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,692		Apogee Enterprises, Inc	$3,440
156,764		Applied Industrial Technologies, Inc	7,953
1,256,679	*	Arabtec Holding Co	893
7,178	*	ARC Group Worldwide, Inc	109
72,506		Arcadis NV	2,499
90,888	*,e	Arcam AB	3,006
56,296		Argan, Inc	2,099
433,787	*	Armstrong World Industries, Inc	24,912
404,357	*	ArvinMeritor, Inc	5,273
57,600		Asahi Diamond Industrial Co Ltd	915
312,042		Asahi Glass Co Ltd	1,840
1,597,648		Ashok Leyland Ltd	970
3,804,014		Ashtead Group plc	56,908
571,358		Assa Abloy AB (Class B)	29,063
177,490	e	Astaldi S.p.A.	2,015
71,662		Astec Industries, Inc	3,145
51,275	*	Astronics Corp	2,894
728,016	*	Asunaro Aoki Construction Co Ltd	4,421
276,522		Atlas Copco AB (A Shares)	7,984
205,688		Atlas Copco AB (B Shares)	5,489
108,119	*	ATS Automation Tooling Systems, Inc	1,582
335,067	e	Ausdrill Ltd	270
1,892,675	*,e	Austal Ltd	2,280
597,209	*	Aveng Ltd	1,299
2,681,300	e	AviChina Industry & Technology Co	1,515
79,750		AZZ, Inc	3,675
32,058		B&B Tools AB	734
48,289		Babcock & Wilcox Co	1,567
70,800		Badger Daylighting Ltd	2,332
2,360,007		BAE Systems plc	17,480
815,236		Balfour Beatty plc	3,270
114,800	*,e	Ballard Power Systems, Inc	474
193,000		Bando Chemical Industries Ltd	791
436,000		Baoye Group Co Ltd	254
240,250		Barloworld Ltd	2,287
203,680		Barnes Group, Inc	7,850
13,791	*	Bauer AG.	356
30,947		BayWa AG.	1,719
333,141	*	BE Aerospace, Inc	30,812
57	*	Beacon Power Corp	0	^
177,453	*	Beacon Roofing Supply, Inc	5,877
1,008,300		Beijing Enterprises Holdings Ltd	9,544
532,700		Benalec Holdings BHD	187
2,890,200		Berjaya Corp BHD	473
1,000,000		BES Engineering Corp	269
528,759		Besalco S.A.	346
704,082		Bharat Heavy Electricals	2,932
8,821		BHI Co Ltd	141
418,293		Bidvest Group Ltd	11,117
52,138	e	Bird Construction Income Fund	655
102,800		BJC Heavy Industries PCL	119
153,471	*	Blount International, Inc	2,165
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
429,885		Bodycote plc	$5,058
2,674,272		Boeing Co	340,248
346,000		Boer Power Holdings Ltd	427
542,000	e	Bolina Holding Co Ltd	205
1,794,780	e	Bombardier, Inc	6,341
115,667		Boskalis Westminster	6,633
7,478		Bossard Holding AG.	891
1,377,601		Bouygues S.A.	57,322
221,722	e	Bradken Ltd	794
41,510		Brenntag AG.	7,416
180,605	e	Briggs & Stratton Corp	3,695
12,798		Bucher Industries AG.	4,392
19,560		Budimex S.A.	773
140,640	*	Builders FirstSource, Inc	1,052
130,000		Bunka Shutter Co Ltd	1,129
178,565		Bunzl plc	4,957
50,756		Burckhardt Compression Holding AG.	27,330
4,955		Burkhalter Holding AG.	455
522,102		CAE, Inc	6,831
1,091,700		Cahya Mata Sarawak BHD	1,267
63,499	*	CAI International, Inc	1,398
1,017,435	*,e	Capstone Turbine Corp	1,536
15,161	e	Carbone Lorraine	475
14,839	*,e	Carbures Europe S.A.	688
430,693	e	Cardno Ltd	2,565
41,771		Cargotec Corp (B Shares)	1,590
533,532		Carillion plc	3,023
228,622		Carlisle Cos, Inc	19,803
1,509,927		Caterpillar, Inc	164,084
294,900		CB Industrial Product Holding BHD	402
987,327		Central Glass Co Ltd	3,636
9,491		CENTROTEC Sustainable AG.	236
513,669	*	Cersanit Krasnystaw S.A.	216
218,500		Changchai Co Ltd	129
5,299,240	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	3,281
14,882,000	*	Charisma Energy Services Ltd	611
95,166	*,e	Chart Industries, Inc	7,874
227,615		Chemring Group plc	801
519,727		Chicago Bridge & Iron Co NV	35,445
282,000	*	Chicony Power Technology Co Ltd	433
50		Chien Kuo Construction Co Ltd	0	^
12,200,000		China Automation Group Ltd	2,219
13,825,700		China Communications Construction Co Ltd	9,266
230,000		China Conch Venture Holdings Ltd	507
51,000		China Ecotek Corp	130
3,854,000	*	China Energine International Holdings Ltd	333
531,050		China Fangda Group Co Ltd	252
1,874,000	*	China Glass Holdings Ltd	234
1,566,000	*,e	China High Speed Transmission Equipment Group Co Ltd	1,044
624,170		China International Marine Containers Group Co Ltd	1,204
2,386,200	e	China Railway Construction Corp	2,101
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,433,100		China Railway Group Ltd	$8,033
795,400		China Singyes Solar Technologies Holdings Ltd	1,342
2,541,028	e	China South Locomotive and Rolling Stock Corp	1,909
2,762,000		China State Construction International Holdings Ltd	4,844
163,000		China Steel Structure Co Ltd	171
5,180,000	*	China WindPower Group Ltd	414
494,000		Chip Eng Seng Corp Ltd	311
37,939	*	Chiyoda Corp	460
41,700		Chiyoda Integre Co Ltd	640
17,926,000		Chongqing Machinery & Electric Co Ltd	2,497
69,700		Chudenko Corp	1,098
1,172,000		Chung Hsin Electric & Machinery Manufacturing Corp	838
599,922	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	13,367
410,633	*	CIR-Compagnie Industriali Riunite S.p.A.	618
81,685		CIRCOR International, Inc	6,300
1,898,814	e	Citic Pacific Ltd	3,330
4,715,000	*	Citic Resources Holdings Ltd	791
183,000		Civmec Ltd	100
15,209		CJ Corp	2,105
155,900		CKD Corp	1,503
185,421		Clarcor, Inc	11,468
215,529		CNH Industrial NV	2,212
329,166		Coastal Contracts BHD	513
469,312		Cobham plc	2,507
459,368	*	Cofide S.p.A.	326
581,049	*	Colfax Corp	43,311
71,400		Columbus McKinnon Corp	1,931
168,381		Comfort Systems USA, Inc	2,660
83,500	*	Commercial Vehicle Group, Inc	838
3,278,605	e	Compagnie de Saint-Gobain	184,986
7,985		Compagnie d’Entreprises CFE	826
192,100		COMSYS Holdings Corp	3,572
51,711	e	Concentric AB	729
2,263		Construcciones y Auxiliar de Ferrocarriles S.A.	1,082
35,730	*	Continental Building Products Inc	550
827,000		Continental Engineering Corp	320
1,190,000	e	Cosco Corp Singapore Ltd	682
1,452,000		Cosco International Holdings Ltd	596
23,385		Cosel Co Ltd	308
196,611	e	Costain Group plc	875
94,732		Cramo Oyj (Series B)	2,302
441,765		Crane Co	32,850
1,084,590		CSBC Corp Taiwan	652
714,300		CTCI Corp	1,237
77,100		Cubic Corp	3,432
732,670		Cummins, Inc	113,044
174,951		Curtiss-Wright Corp	11,470
556,000		DA CIN Construction Co Ltd	505
32,832		Daelim Industrial Co	2,735
19,970		Daesang Holdings Co Ltd	344
17,573		Daetwyler Holding AG.	2,668
116,915	*	Daewoo Engineering & Construction Co Ltd	1,014
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
56,458		Daewoo International Corp	$2,041
122,708		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,116
98,500		Daifuku Co Ltd	1,381
134,641		Daihen Corp	629
83,000		Daiichi Jitsugyo Co Ltd	391
319,178		Daikin Industries Ltd	20,144
45,000		Daiwa Industries Ltd	310
190,200		Dalian Refrigeration Co Ltd	170
2,196,231		Danaher Corp	172,909
13,791		Danieli & Co S.p.A.	437
65,810		Danieli & Co S.p.A. (RSP)	1,475
197,602		DCC plc	12,117
370,621		Decmil Group Ltd	625
200,352		Deere & Co	18,142
12,900		Denyo Co Ltd	201
323,382		Deutz AG.	2,573
2,033,300		Dialog Group BHD	2,401
280,788	*	DigitalGlobe, Inc	7,806
26,782	*	Discount Investment Corp	214
194,200		DKSH Holdings Malaysia BHD	501
932,460		DMCI Holdings, Inc	1,584
1,099,546	*	Dogan Sirketler Grubu Holdings	425
99,202		Donaldson Co, Inc	4,198
19,100	e	Dongfang Electric Co Ltd	33
26,169		Dongkuk Structures & Construction Co Ltd	116
23,672		Doosan Corp	2,924
24,330	*	Doosan Engine Co Ltd	201
63,490		Doosan Heavy Industries and Construction Co Ltd	2,199
143,710	*	Doosan Infracore Co Ltd	1,840
88,376		Douglas Dynamics, Inc	1,557
286,369		Dover Corp	26,045
37,547	*	Ducommun, Inc	981
82,624		Duerr AG.	7,315
70,881	e	Duro Felguera S.A.	473
57,895	*	DXP Enterprises, Inc	4,373
108,531	*	Dycom Industries, Inc	3,398
52,438		Dynamic Materials Corp	1,160
280,200		Dynasty Ceramic PCL	503
1,978,571		Eaton Corp	152,706
757,828		Ebara Corp	4,792
863,100		EEI Corp	222
51,066		Eiffage S.A.	3,472
42,770		Elbit Systems Ltd	2,631
3,196		Electra Israel Ltd	454
315,738		EMCOR Group, Inc	14,060
1,493,098		Emerson Electric Co	99,082
824,982		Empresa Brasileira de Aeronautica S.A.	7,539
809,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	1,575
67,695		Encore Wire Corp	3,320
10,400	e	Endo Lighting Corp	157
145,602	*,e	Energy Recovery, Inc	716
172,283		EnerSys	11,851
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,386	*	Engility Holdings, Inc	$2,578
96,933	*	Engineers India Ltd	523
528,163		Enka Insaat ve Sanayi AS	1,434
56,116	*,e	Enphase Energy, Inc	480
70,639	*,e	EnPro Industries, Inc	5,168
784,000		Enric Energy Equipment Holdings Ltd	1,033
23,243	*,e	Erickson Air-Crane, Inc	378
106,372		ESCO Technologies, Inc	3,685
229,255	*	Esterline Technologies Corp	26,392
1,188,536		European Aeronautic Defence and Space Co	79,689
1,432,000		EVA Precision Industrial Holdings Ltd	329
186,089		Exelis, Inc	3,160
7,419		Faiveley S.A.	538
116,488		Fanuc Ltd	20,116
870,000		Far East Global Group Ltd	156
3,598,949		Far Eastern Textile Co Ltd	3,876
612,080	e	Fastenal Co	30,292
10,160,000	*	FDG Electric Vehicles Ltd	668
255,862	*,e	Federal Signal Corp	3,748
227,099		Fenner plc	1,391
1,696,545		Ferreyros S.A.	1,152
737,487	*,e	Finmeccanica S.p.A.	7,003
528,847		Finning International, Inc	14,789
588,000	e	First Tractor Co	386
350,345		Flowserve Corp	26,048
58,435	e	FLSmidth & Co AS	3,263
164,857		Fluor Corp	12,678
71,026	*,e	Fomento de Construcciones y Contratas S.A.	1,656
1,233,477		Fortune Brands Home & Security, Inc	49,253
290,100		Foshan Electrical and Lighting Co Ltd	238
299,927		Foster Wheeler AG.	10,219
176,743		Franklin Electric Co, Inc	7,128
45,574		Freightcar America, Inc	1,141
37,872	*	Frigoglass S.A.	193
723,942		FSP Technology, Inc	785
183,200	*,e	Fudo Tetra Corp	355
681,282	*,e	FuelCell Energy, Inc	1,635
2,143,587		Fuji Electric Holdings Co Ltd	10,171
81,692		Fuji Machine Manufacturing Co Ltd	714
347,978		Fujikura Ltd	1,695
81,000		Fujitec Co Ltd	857
113,692	*	Furmanite Corp	1,323
379,000	*	Furukawa Co Ltd	774
1,068,000	*	Furukawa Electric Co Ltd	2,268
189,119		Futaba Corp/Chiba	3,241
196,045		Galliford Try plc	3,828
229,621	*	Gamesa Corp Tecnologica S.A.	2,864
2,073,525		Gamuda BHD	3,044
194,608	e	GATX Corp	13,027
25,756		GEA Group AG.	1,218
32,006		Geberit AG.	11,227
159,138	*	GEK Group of Cos S.A.	805
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
188,447	*,e	GenCorp, Inc	$3,599
228,876	*,e	Generac Holdings, Inc	11,155
185,324		General Cable Corp	4,755
1,646,376		General Dynamics Corp	191,885
38,518,753		General Electric Co	1,012,273
35,237	*	General Finance Corp	335
10,441	*	Georg Fischer AG.	7,473
3,226		Gesco AG.	341
118,544	*	Gibraltar Industries, Inc	1,839
17,221		Giken Seisakusho Co, Inc	272
91,609		Gildemeister AG.	3,184
83,638		Global Brass & Copper Holdings, Inc	1,413
63,560		Global Power Equipment Group, Inc	1,027
99,356		Glory Ltd	3,241
1,031,335	*	GMR Infrastructure Ltd	591
62,662		Gorman-Rupp Co	2,216
160,139		Graco, Inc	12,504
435,308	*,e	GrafTech International Ltd	4,553
1,647,966		Grafton Group plc	16,348
34,873		Graham Corp	1,214
69,163		Grana y Montero S.A.	247
146,077		Granite Construction, Inc	5,256
220,317	*	Great Lakes Dredge & Dock Corp	1,760
22,415		Greaves Cotton Ltd	43
84,422	*	Greenbrier Cos, Inc	4,863
167,818		Griffon Corp	2,081
58,821	*,e	Grontmij (ADR)	350
206,387		Group Five Ltd	795
1,044,337	e	Grupo Carso S.A. de C.V. (Series A1)	5,432
60,020	*	GS Engineering & Construction Corp	1,998
10,060		GS Global Corp	98
398,000	*,e	GS Yuasa Corp	2,536
224,800	e,m	Guangzhou Shipyard International Co Ltd	399
415,600		Gunkul Engineering PCL	215
522,000	e	Guodian Technology & Environment Group Corp Ltd	119
284,209		GWA International Ltd	704
95,750	*	H&E Equipment Services, Inc	3,480
896,000	e	Haitian International Holdings Ltd	2,092
41,692		Haldex AB	514
24,514	*	Halim Co Ltd	121
6,670	*	Halla Engineering & Construction Corp	40
470,896		Hangzhou Steam Turbine Co	544
53,291	*	Hanjin Heavy Industries & Construction Co Ltd	451
1,257,395		Hanwa Co Ltd	5,446
111,000		HAP Seng Consolidated BHD	125
2,164,000		Harbin Power Equipment	1,312
246,229		Harsco Corp	6,557
215,806		Havells India Ltd	4,209
310,400	*	Hazama Ando Corp	1,875
154,853	*	HD Supply Holdings, Inc	4,396
210,077	e	Heico Corp	10,911
259,276	*,e	Heidelberger Druckmaschinen	945
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
226,754	*	Hellenic Technodomiki Tev S.A.	$1,278
2,804,000		Henderson Investment Ltd	217
73,625		Hexagon Composites ASA	438
799,800	*	Hexcel Corp	32,712
21,400		Hibiya Engineering Ltd	344
503,527		Hills Industries Ltd	825
646,481		Hino Motors Ltd	8,919
19,000		Hisaka Works Ltd	176
78,891	e	Hitachi Construction Machinery Co Ltd	1,575
55,000		Hitachi Koki Co Ltd	476
176,900		Hitachi Zosen Corp	911
229,935		Hiwin Technologies Corp	2,836
4,838,000	*,e	HKC Holdings Ltd	136
71,696		Hochtief AG.	6,205
446,735		Hock Seng Lee BHD	270
17,322		Homag Group AG.	568
5,857,754		Honeywell International, Inc	544,478
290,000		Hong Leong Asia Ltd	369
1,029,558		Hopewell Holdings	3,587
43,000		Hoshizaki Electric Co Ltd	2,146
75,729		Hosken Consolidated Investments Ltd	1,211
30,000		Hosokawa Micron Corp	189
70,940		Houston Wire & Cable Co	880
2,370,000		Hsin Chong Construction Group Ltd	315
784,000		HUA ENG Wire & Cable	295
35,416		Hubbell, Inc (Class B)	4,361
18,477		Huber & Suhner AG.	969
36,148		Hudaco Industries Ltd	324
286,222		Huntington Ingalls	27,074
25,688		Hurco Cos, Inc	724
3,470,961		Hutchison Whampoa Ltd	47,471
13,726		Hy-Lok Corp	442
42,782		Hyster-Yale Materials Handling, Inc	3,788
47,020		Hyundai Corp	1,641
65,666		Hyundai Development Co	2,089
6,714	*	Hyundai Elevator Co Ltd	199
85,163		Hyundai Engineering & Construction Co Ltd	4,850
48,292		Hyundai Heavy Industries	8,449
11,591		Hyundai Mipo Dockyard	1,678
26,700		Idec Corp	257
378,754		IDEX Corp	30,581
197,665	*	II-VI, Inc	2,858
3,307,207		IJM Corp BHD	6,901
377,155		Illinois Tool Works, Inc	33,024
124,394		IMARKETKOREA,Inc	4,553
145,601		IMI plc	3,702
16,460	*	Implenia AG.	1,108
26,422		IMS-Intl Metal Service	558
417,195	*,e	Imtech NV	415
60,410	*	Inaba Denki Sangyo Co Ltd	2,039
132,084		Inabata & Co Ltd	1,242
53,196		Indus Holding AG.	2,637
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,225		Industria Macchine Automatiche S.p.A.	$1,901
48,481	*	Industries Qatar QSC	2,250
41,274		Indutrade AB	1,926
2,701,969		Ingersoll-Rand plc	168,900
78,784		Insteel Industries, Inc	1,548
5,360,000	*	Interchina Holdings Co	253
89,272		Interpump Group S.p.A.	1,228
305,446		Interserve plc	3,135
29,503		Invicta Holdings Ltd	315
95,800		Iochpe-Maxion S.A.	855
798,646		IRB Infrastructure Developers Ltd	3,049
12,320	*	IS Dongseo Co Ltd	352
324,000	*	Iseki & Co Ltd	851
261,000		I-Sheng Electric Wire & Cable Co Ltd	414
3,776,417	*	Ishikawajima-Harima Heavy Industries Co Ltd	17,603
1,912,350	*	Italian-Thai Development PCL	293
2,540,372		Itochu Corp	32,613
759,620		ITT Corp	36,538
64,128	*	IVRCL Infrastructures & Projects Ltd	28
277,000	*	Iwatani International Corp	1,967
298,432	*	Jacobs Engineering Group, Inc	15,900
366,751	*	Jain Irrigation Systems Ltd	729
1,132,194		Jaiprakash Associates Ltd	1,456
10,000	*	Jamco Corp	186
265,400	*,e	Japan Bridge Corp	388
106,604		Japan Pulp & Paper Co Ltd	356
476,000		Japan Steel Works Ltd	2,089
2,772,100		JG Summit Holdings (Series B)	3,252
44,481	*	JGC Corp	1,353
3,340,000		Jiangnan Group Ltd	711
4,279,000	*,e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	922
1,315,000	*	Jinchuan Group International Resources Co Ltd	158
496,000	*	Jingwei Textile Machinery	435
134,760		John Bean Technologies Corp	4,176
1,099,914		John Keells Holdings plc	1,858
3,166,000	*,e	Johnson Electric Holdings Ltd	2,829
1,257,446	e	Joy Global, Inc	77,434
846,954		JTEKT Corp	14,291
179,000	*	Juki Corp	405
20,086		Jungheinrich AG.	1,414
6,763	*	JVM Co Ltd	418
40,681		Kadant, Inc	1,564
30,990		Kajaria Ceramics Ltd	273
85,941		Kajima Corp	380
93,167		Kaman Corp	3,981
26,000		Kamei Corp	199
34,000		Kanamoto Co Ltd	1,356
319,000		Kandenko Co Ltd	1,855
1,310,000		Kanematsu Corp	2,357
23,600		Katakura Industries Co Ltd	304
56,000		Kato Works Co Ltd	399
1,003,909	*	Kawasaki Heavy Industries Ltd	3,827
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
551,137		KBR, Inc	$13,145
10,927		KCC Corp	6,662
55,785		KCI Konecranes Oyj	1,799
85,552		Keller Group plc	1,347
19,810		Kendrion NV	688
1,023,055		Kennametal, Inc	47,347
304,746		Kentz Corp Ltd	4,829
138,400		Kepler Weber S.A.	2,568
2,480,707		Keppel Corp Ltd	21,474
124,142	*,e	KEYW Holding Corp	1,560
46,099	*	KHD Humboldt Wedag International AG.	361
160,000	*	KI Holdings Co Ltd	701
63,825		Kier Group plc	1,939
186,000		Kinden Corp	1,810
358,000		King Slide Works Co Ltd	5,117
198,992		Kingspan Group plc	3,345
90,000		Kinik Co	249
50,000	*	Kinki Sharyo Co Ltd	155
23,426		KION Group AG.	1,014
112,600		Kitz Corp	633
117,157	*	Kloeckner & Co AG.	1,764
1,649,428		KOC Holding AS	8,096
3,958	*	Kolon Engineering & Construction Co Ltd	38
1,458,281		Komatsu Ltd	33,851
10,574		Komax Holding AG.	1,766
203,060	*	Kombassan Holdings AS	275
135,790		Komori Corp	1,730
450,724	e	Kone Oyj (Class B)	18,793
269,445	e	Koninklijke BAM Groep NV	1,318
932,681		Koninklijke Philips Electronics NV	29,602
98,525		Kopex S.A.	358
51,132		Korea Aerospace Industries Ltd	1,577
15,700		Korea Electric Terminal Co Ltd	667
169,102	*	Kratos Defense & Security Solutions, Inc	1,319
38,556	e	Krones AG.	3,820
909,863		Kubota Corp	12,911
97,352		KUKA AG.	5,887
356,000	*,e	Kumagai Gumi Co Ltd	911
18,726	*	Kumho Industrial Co Ltd	189
141,000		Kuo Toong International Co Ltd	257
11,998		Kurita Water Industries Ltd	278
121,579		Kuroda Electric Co Ltd	1,876
50,500		Kyokuto Kaihatsu Kogyo Co Ltd	745
314,700		Kyowa Exeo Corp	4,486
44,000		Kyudenko Corp	428
619,486		L-3 Communications Holdings, Inc	74,803
2,006	*	Lakshmi Machine Works Ltd	125
1,161,918	*	Lanco Infratech Ltd	235
790,538		Larsen & Toubro Ltd	22,386
74,748	*,e	Layne Christensen Co	994
43,556		LB Foster Co (Class A)	2,357
32,423		Legrand S.A.	1,986
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
534,899	e	Leighton Holdings Ltd	$9,932
280,545		Lennox International, Inc	25,128
112,194		LG Corp	6,930
28,809		LG Hausys Ltd	5,514
58,703		LG International Corp	1,668
44,010		Lincoln Electric Holdings, Inc	3,075
67,733	*,e	Lindab International AB	794
41,741	e	Lindsay Manufacturing Co	3,526
7,094	e	LISI	1,117
366,591		LIXIL Group Corp	9,922
40,617	*,e	LMI Aerospace, Inc	531
609,001		Lockheed Martin Corp	97,885
6,826,000	*,e	Lonking Holdings Ltd	1,172
20,649		LS Cable Ltd	1,517
16,994		LS Industrial Systems Co Ltd	1,107
87,399		LSI Industries, Inc	697
63,778	*	Lydall, Inc	1,746
19,218		Mabuchi Motor Co Ltd	1,457
124,623		MACA Ltd	218
44,625		MacDonald Dettwiler & Associates Ltd	3,644
147,000	*	Maeda Corp	1,162
15,600	*,e	Maeda Kosen Co Ltd	196
117,541	*	Maeda Road Construction Co Ltd	2,037
126,640	*,e	Maire Tecnimont S.p.A	403
216,748		Makino Milling Machine Co Ltd	1,868
31,299		Makita Corp	1,934
24,900		Malaysia Marine and Heavy Engineering Sdn BHD	29
2,224,300		Malaysian Resources Corp BHD	1,185
6,642		MAN AG.	821
43,368	*	Manitex International, Inc	704
10,434		Manitou BF S.A.	171
88,889		Manitowoc Co, Inc	2,921
626,300		Marcopolo S.A.	1,216
2,479,207		Marubeni Corp	18,145
3,599,491		Masco Corp	79,909
105,892	*	Masonite International Corp	5,957
188,823	*,e	Mastec, Inc	5,820
37,000	*	Max Co Ltd	417
186,758		MAX India Ltd	895
1,056,518		Meggitt plc	9,147
223,000	*	Meidensha Corp	933
945,488		Melrose Industries plc	4,207
44,359		Metka S.A.	783
12,793		Metso Oyj	484
99,654	*,e	Meyer Burger Technology AG.	1,553
66,003		Micron Machinery Co Ltd	1,661
61,266	*	Middleby Corp	5,068
43,414		Miller Industries, Inc	893
283,700		Mills Estruturas e Servicos de	3,329
1,414,000		Minebea Co Ltd	15,931
292,300		Miraito Holdings Corp	2,932
102,300		MISUMI Group, Inc	2,815
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,432,543		Mitsubishi Corp	$50,632
1,972,874		Mitsubishi Electric Corp	24,370
3,243,696		Mitsubishi Heavy Industries Ltd	20,260
31,000	*,e	Mitsubishi Nichiyu Forklift Co Ltd	204
121,700		Mitsuboshi Belting Co Ltd	749
3,425,165		Mitsui & Co Ltd	54,911
1,885,900	*	Mitsui Engineering & Shipbuilding Co Ltd	4,235
31,600		Miura Co Ltd	1,079
3,934,674		MMC Corp BHD	3,112
272,663	e	Monadelphous Group Ltd	4,038
70,800	e	MonotaRO Co Ltd	1,956
175,678	*	Moog, Inc (Class A)	12,805
366,679		Morgan Crucible Co plc	2,035
58,155		Morgan Sindall plc	850
132,500		Mori Seiki Co Ltd	1,927
53,000		Morita Holdings Corp	498
94,554		Mota Engil SGPS S.A.	740
279,279	*	MRC Global, Inc	7,901
136,775		MSC Industrial Direct Co (Class A)	13,081
67,743		MTU Aero Engines Holding AG.	6,221
852,166		Mudajaya Group BHD	666
256,640		Mueller Industries, Inc	7,548
835,718		Mueller Water Products, Inc (Class A)	7,221
854,700		Muhibbah Engineering M BHD	795
620,705	*,e	Murray & Roberts Holdings Ltd	1,419
79,689	*	MYR Group, Inc	2,019
19,740		Nabtesco Corp	437
184,332		Nachi-Fujikoshi Corp	1,300
227,900		Nagase & Co Ltd	2,950
51,000		Nak Sealing Technologies Corp	224
42,800	e	Namura Shipbuilding Co Ltd	442
341,540		National Central Cooling Co PJSC	134
17,850	e	National Presto Industries, Inc	1,300
283,000		Nature Flooring Holding Co Ltd	48
448,797	*,e	Navistar International Corp	16,821
16,053	*	NCC AB	551
250,923	*	NCC AB (B Shares)	8,637
84,979	*	NCI Building Systems, Inc	1,651
54,300	e	NEC Capital Solutions Ltd	1,070
454,351	*	Neo-Neon Holdings Ltd	86
49,200	e	New Flyer Industries, Inc	568
34,812	e	Nexans S.A.	1,825
576,954		NGK Insulators Ltd	13,097
176,663		Nibe Industrier AB (Series B)	5,546
123,000		Nichias Corp	848
6,700	*	Nichiden Corp	162
93,200		Nichiha Corp	1,052
209,828	e	Nidec Corp	12,904
15,900	e	Nihon Trim Co Ltd	622
181,000	*	Nippo Corp	3,050
42,000	*	Nippon Densetsu Kogyo Co Ltd	679
80,000		Nippon Koei Co Ltd	396
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
255,000	*	Nippon Road Co Ltd	$1,435
455,730	e	Nippon Sharyo Ltd	1,883
1,131,000	*	Nippon Sheet Glass Co Ltd	1,599
366,450		Nippon Steel Trading Co Ltd	1,424
75,000		Nippon Thompson Co Ltd	393
311,000	*	Nishimatsu Construction Co Ltd	1,325
33,600		Nishio Rent All Co Ltd	1,427
516,000		Nisshinbo Industries, Inc	5,174
146,000		Nissin Electric Co Ltd	960
47,900		Nitta Corp	1,108
170,000	*	Nitto Boseki Co Ltd	692
76,447		Nitto Kogyo Corp	1,683
11,573		Nitto Kohki Co Ltd	237
29,382		NKT Holding AS	2,020
56,193		NN, Inc	1,437
7,416,071		Noble Group Ltd	8,163
33,041	*	Norcraft Cos, Inc	473
175,947	*	Nordex AG.	3,897
154,688	e	Nordson Corp	12,404
134,919		Noritake Co Ltd	360
32,000		Noritz Corp	631
73,339		NORMA Group	4,046
27,287	*,e	Nortek, Inc	2,449
680,004		Northrop Grumman Corp	81,349
36,349	*	Northwest Pipe Co	1,466
528,057	*,e	NOW, Inc	19,121
982,867		NRW Holdings Ltd	853
230,573		NSK Ltd	3,001
945,000	*	NTN Corp	4,134
3,568,930		NWS Holdings Ltd	6,622
22,500		Obara Corp	976
522,888		Obayashi Corp	3,735
106,335	e	Obrascon Huarte Lain S.A.	4,667
550,378		OC Oerlikon Corp AG.	7,967
69,524	*	OCI NV	2,713
10,302	*	OHB AG.	326
117,500		Oiles Corp	2,594
68,300		Okabe Co Ltd	838
159,641		Okuma Holdings, Inc	1,536
209,000	*	Okumura Corp	1,061
8,243		Omega Flex, Inc	162
13,600	e	Onoken Co Ltd	154
232,424	*	Orbital Sciences Corp	6,868
46,000		Organo Corp	235
104,265	*	Orion Marine Group, Inc	1,129
64,681		Ormat Industries	501
82,400		OSG Corp	1,518
194,288		Oshkosh Truck Corp	10,789
216,397	*	Osram Licht AG.	10,898
198,296	e	Outotec Oyj	2,083
4,329,237	*	Owens Corning, Inc	167,455
882,783		Paccar, Inc	55,465
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,967		Palfinger AG.	$659
230,964		Pall Corp	19,722
209,239		Parker Hannifin Corp	26,308
35,074	*	Patrick Industries, Inc	1,634
192,972		Peab AB (Series B)	1,509
241,254		Pentair plc	17,399
340,500	*,e	Penta-Ocean Construction Co Ltd	1,130
2,115		PER Aarsleff A.S.	417
140,670	*	Perini Corp	4,465
10,960		Pfeiffer Vacuum Technology AG.	1,207
336,708	*,e	Pgt, Inc	2,852
137,341	*	Pike Electric Corp	1,231
33,032	*	Pinguely-Haulotte	576
28,483		Pkc Group Oyj	816
7,490		Plasson	324
608,664	*	Plug Power, Inc	2,849
66,597	*,e	Ply Gem Holdings, Inc	673
396,700		Polyplex PCL	136
138,170	*,e	Polypore International, Inc	6,595
65,000		Portobello S.A.	150
35,356		Powell Industries, Inc	2,312
13,499	*,e	Power Solutions International, Inc	972
85,433	*,e	PowerSecure International, Inc	832
541,719		Precision Castparts Corp	136,730
10,615		Preformed Line Products Co	571
138,758		Primoris Services Corp	4,002
622,000	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	8,311
168,285	*,e	Proto Labs, Inc	13,786
21,354		Prysmian S.p.A.	482
3,322,000		PT Adhi Karya Persero Tbk	780
8,114,000		PT Arwana Citramulia Tbk	691
2,747,800	*	PT Inovisi Infracom Tbk	368
3,352,900		PT Pembangunan Perumahan Tbk	524
8,778,500		PT Surya Semesta Internusa Tbk	507
1,914,500		PT Total Bangun Persada Tbk	116
3,752,484		PT United Tractors Tbk	7,322
11,125,500		PT Waskita Karya Persero Tbk	638
3,392,800		PT Wijaya Karya	635
746,805		QinetiQ plc	2,642
185,964		Quanex Building Products Corp	3,323
497,466	*	Quanta Services, Inc	17,202
5,869	m	R Stahl AG.	321
54,800	*	Raito Kogyo Co Ltd	400
165,540		Ramirent Oyj	1,850
208,000		Randon Participacoes S.A.	580
3,978		Rational AG.	1,284
356,939		Raubex Group Ltd	760
109,500		Raven Industries, Inc	3,629
1,137,298		Raytheon Co	104,916
71,835		RBC Bearings, Inc	4,601
321,660		RCR Tomlinson Ltd	849
758,172		Rechi Precision Co Ltd	808
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
158,060		Regal-Beloit Corp	$12,417
322,918		Reunert Ltd	1,972
109,656	*,e	Revolution Lighting Technologies, Inc	252
2,559,195		Rexel S.A.	59,854
264,567	*	Rexnord Corp	7,448
46,013		Rheinmetall AG.	3,254
334,583		Rich Development Co Ltd	153
3,773		Rieter Holding AG.	942
879,125		Rockwell Automation, Inc	110,031
455,637		Rockwell Collins, Inc	35,603
8,160		Rockwool International AS (B Shares)	1,505
1,775,164		Rolls-Royce Group plc	32,434
988,676		Roper Industries, Inc	144,357
741,000		Rotary Engineering Ltd	440
183,961		Rotork plc	8,395
115,000		Ruentex Engineering & Construction Co	258
109,931	*	Rush Enterprises, Inc (Class A)	3,811
77,933	e	Russel Metals, Inc	2,506
468,000		Ryobi Ltd	1,582
35,015		S&T Dynamics Co Ltd	377
75,407		Saab AB (Class B)	2,316
365,430	*	Sacyr Vallehermoso S.A.	2,315
964,723		Safran S.A.	63,155
60,353		Saft Groupe S.A.	2,314
813,199		Salfacorp S.A.	612
12,880		Sam Yung Trading Co Ltd	262
250,687		Samsung Corp	18,491
69,798	*	Samsung Engineering Co Ltd	5,523
170,156		Samsung Heavy Industries Co Ltd	4,552
38,098		Samsung Techwin Co Ltd	1,995
24,860		San Miguel Corp	47
2,486	*	San Miguel Corp (New)	7
158,220		San Shing Fastech Corp	456
598,304		Sandvik AB	8,171
67,040		Sanitec Corp	889
70,000		Sanki Engineering Co Ltd	528
29,800		Sankyo Tateyama, Inc	602
384,000		Sanwa Shutter Corp	2,703
1,348,000	e	Sany Heavy Equipment International	299
46,000		Sanyo Denki Co Ltd	327
9,491		Schindler Holding AG.	1,442
16,388		Schindler Holding AG. (Registered)	2,469
815,206		Schneider Electric S.A.	76,869
993		Schweiter Technologies AG.	718
131,000		Sekisui Jushi Corp	1,872
1,651,701		SembCorp Industries Ltd	7,117
1,889,780	e	SembCorp Marine Ltd	6,218
21,039		Semperit AG. Holding	1,288
872,009		Senior plc	4,224
508	*	Sensata Technologies Holding BV	24
31,603	*,e	SGL Carbon AG.	1,038
385,308	*	SGSB Group Co Ltd	213
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,200	*,m	Shanghai Automation Instrumentation Co Ltd	$95
754,880		Shanghai Diesel Engine Co Ltd	503
11,084,500		Shanghai Electric Group Co Ltd	4,469
746,600	m	Shanghai Erfangji Co Ltd	432
605,800		Shanghai Highly Group Co Ltd	324
1,623,000		Shanghai Industrial Holdings Ltd	4,945
503,020		Shanghai Mechanical and Electrical Industry Co Ltd	834
15,500		Shibuya Kogyo Co Ltd	484
543,000		Shihlin Electric & Engineering Corp	686
492,127		Shikun & Binui Ltd	1,189
34,600		Shima Seiki Manufacturing Ltd	664
1,534,936		Shimizu Corp	10,877
184,000		Shin Zu Shing Co Ltd	546
160,590		Shinmaywa Industries Ltd	1,418
26,300	e	SHO-BOND Holdings Co Ltd	1,202
16,000		Showa Aircraft Industry Co Ltd	176
709,763		Siam Future Development PCL	121
852,648		Siemens AG.	112,579
75,870		Siemens India Ltd	1,206
9,995		SIFCO Industries, Inc	312
668,909		SIG plc	2,159
3,378,273		Sime Darby BHD	10,178
176,251		Simpson Manufacturing Co, Inc	6,408
2,138,000		Singamas Container Holdings Ltd	436
234,987		Singapore Technologies Engineering Ltd	717
1,086,557		Sino Thai Engineering & Construction PCL	764
1,363,500		Sinopec Engineering Group Co Ltd	1,533
1,043,500	e	Sinotruk Hong Kong Ltd	520
46,300		Sintokogio Ltd	331
27,066		SK Corp	4,884
139,010	*	SK Networks Co Ltd	1,475
450,667		Skanska AB (B Shares)	10,288
2,691,605		SKF AB (B Shares)	68,630
11,119	*	SKF India Ltd	199
217,860		SM Investments Corp	4,072
27,177		SMC Corp	7,282
810,392		Smiths Group plc	17,958
179,961		Snap-On, Inc	21,329
134,563	e	SNC-Lavalin Group, Inc	7,077
366,016		SOCAM Development Ltd	425
2,014,600		Sojitz Holdings Corp	3,563
13,021		Solar Holdings AS (B Shares)	1,028
79,259	*,e	SolarCity Corp	5,596
30,549	*	Sparton Corp	847
691,329		Speedy Hire plc	627
127,405		Spirax-Sarco Engineering plc	5,955
220,234	*	Spirit Aerosystems Holdings, Inc (Class A)	7,422
241,611		SPX Corp	26,145
114,400	*	Sriracha Construction PCL	122
66,972		Standex International Corp	4,988
348,187		Stanley Works	30,578
40,300		Star Micronics Co Ltd	575
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,066	*	Sterling Construction Co, Inc	$648
42,433	*	Stock Building Supply Holdings, Inc	837
349,200		STP & I PCL	215
706,000	*,e	STX OSV Holdings Ltd	598
4,458		Sulzer AG.	625
1,871,720		Sumitomo Corp	25,255
16,300		Sumitomo Densetsu Co Ltd	187
453,735		Sumitomo Electric Industries Ltd	6,387
5,629,913		Sumitomo Heavy Industries Ltd	26,798
730,300	*	Sumitomo Mitsui Construction C	837
19,747,268	*,e	Summit Ascent Holdings Ltd	15,160
67,506		Sun Hydraulics Corp	2,741
36,077	*	Sung Jin Geotec Co Ltd	127
22,330		Sung Kwang Bend Co Ltd	447
148,000		Sunspring Metal Corp	261
1,585,606	*	Suzlon Energy Ltd	747
329,000	*,e	SWCC Showa Holdings Co Ltd	338
285,995	*	Swisslog Holding AG.	358
199,000		Syncmold Enterprise Corp	484
126,000		Tadano Ltd	2,097
10,658	*	Taewoong Co Ltd	233
61,200	*	Taeyoung Engineering & Construction	332
108,764	*	Taihan Electric Wire Co Ltd	209
40,000	*	Taihei Dengyo Kaisha Ltd	296
102,000	*	Taihei Kogyo Co Ltd	541
31,800		Taikisha Ltd	744
3,982,561	e	Taisei Corp	22,072
904,872		Taiwan Glass Industrial Corp	764
38,400	e	Takaoka Toko Holdings Co Ltd	561
95,929		Takara Standard Co Ltd	846
163,100		Takasago Thermal Engineering Co Ltd	1,932
15,800	*	Takeuchi Manufacturing Co Ltd	541
82,000		Takuma Co Ltd	534
119,097	e	TAL International Group, Inc	5,283
21,343	*,e	Tarkett S.A.	809
494,320	*	Taser International, Inc	6,574
326,000	e	Tat Hong Holdings Ltd	230
46,000	e	Tatsuta Electric Wire and Cable Co Ltd	265
300,600	*	Tebrau Teguh BHD	125
1,354,000	*	Tech Pro Technology Development Ltd	802
3,078,133		Teco Electric and Machinery Co Ltd	3,543
32,500		Teikoku Sen-I Co Ltd	688
164,460	*	Tekfen Holding AS	396
130,000	*,e	Tekken Corp	417
312,396	*	Teledyne Technologies, Inc	30,356
96,243		Tennant Co	7,345
69,685		Terex Corp	2,864
76,045	e	Textainer Group Holdings Ltd	2,937
3,573,819		Textron, Inc	136,842
229,309		Thales S.A.	13,865
30,677	*,e	The ExOne Company	1,215
38,966		Thermax Ltd	608
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
165,795	*	Thermon Group Holdings	$4,364
58,261		THK Co Ltd	1,374
772,000	*,e	Tianjin Development Hldgs	584
323,745		Timken Co	21,963
171,568	e	Titan International, Inc	2,886
63,063	*,e	Titan Machinery, Inc	1,038
24,093	*	TK Corp	384
75,785		TKH Group NV	2,584
397,000	*	Toa Corp/Tokyo	694
14,000		Tocalo Co Ltd	235
711,000	*	Toda Corp	2,765
49,000		Toenec Corp	281
174,400		Tokai Corp	720
84,760	*	Tokyu Construction Co Ltd	401
111,057		Tong-Tai Machine & Tool Co Ltd	132
18,500	e	Torishima Pump Manufacturing Co Ltd	161
44,372		Toro Co	2,822
164,342		Toromont Industries Ltd	4,052
9,775,371		Toshiba Corp	45,694
138,964		Toshiba Machine Co Ltd	647
45,000		Toshiba Plant Systems & Services Corp	669
25,400	*	Totetsu Kogyo Co Ltd	566
616,677	e	Toto Ltd	8,317
76,000	*	Toyo Construction Co Ltd	285
152,000	*,e	Toyo Engineering Corp	663
15,900	e	Toyo Tanso Co Ltd	344
268,999		Toyota Tsusho Corp	7,741
200,400		Toyo-Thai Corp PCL	210
342,618		Trakya Cam Sanayi AS	411
359,336		TransDigm Group, Inc	60,103
1,752,273		Travis Perkins plc	49,073
1,464,015		Trelleborg AB (B Shares)	31,135
102,108		Trevi Finanziaria S.p.A.	924
182,496	*,e	Trex Co, Inc	5,260
210,733	*	Trimas Corp	8,035
567,847		Trinity Industries, Inc	24,826
39,779		Triumph Group, Inc	2,777
41,662		Trusco Nakayama Corp	1,047
351,000		Tsubakimoto Chain Co	2,897
70,000	e	Tsugami Corp	388
52,000		Tsukishima Kikai Co Ltd	588
516,243		Turk Sise ve Cam Fabrikalari AS	727
28,528		Twin Disc, Inc	943
82,070		Ultra Electronics Holdings	2,618
11,700		Union Tool Co	300
513,000	e	United Engineers Ltd	971
510,132	e	United Group Ltd	3,291
612,000		United Integrated Services Co Ltd	685
457,195	*	United Rentals, Inc	47,882
1,406,526		United Technologies Corp	162,383
93,751		Universal Forest Products, Inc	4,525
111,208		Uponor Oyj	2,048
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,718		URS Corp	$1,363
3,894,587	*,e	USG Corp	117,344
1,096,100	*	Ushio, Inc	14,125
11,242		Vallourec	504
129,365		Valmet Corp	1,546
49,207	e	Valmont Industries, Inc	7,477
309,436	*	Vestas Wind Systems AS	15,614
311,482		Vesuvius plc	2,442
70,918	*	Vicor Corp	594
1,371,388		Vinci S.A.	102,523
166,997		Voltas Ltd	606
4,263,727		Volvo AB (B Shares)	58,697
91,793	*	Von Roll Holding AG.	181
10,368		Vossloh AG.	881
197,736		W.W. Grainger, Inc	50,278
209,015	*	Wabash National Corp	2,978
687,624	*	WABCO Holdings, Inc	73,452
50,988		Wacker Construction Equipment AG.	1,198
19,238	e	Wajax Income Fund	636
123,700	*	Wakita & Co Ltd	1,589
3,860,250	*	Walsin Lihwa Corp	1,377
3,238	*	Walter Meier AG.	174
20,789		Wartsila Oyj (B Shares)	1,030
131,465		Watsco, Inc	13,509
107,552		Watts Water Technologies, Inc (Class A)	6,639
1,449,800		WCT Berhad	985
310,830		Weg S.A.	3,980
670,900	e	Weichai Power Co Ltd	2,591
124,214		Weir Group plc	5,566
199,520		Well Shin Technology Co Ltd	386
334,172	*,e	WESCO International, Inc	28,866
597,246		Westinghouse Air Brake Technologies Corp	49,327
65,305	*,e	Westport Innovations, Inc	1,178
4,027,784		Wienerberger AG.	67,488
78,253		Wilson Bayly Holmes-Ovcon Ltd	935
314,418		Wolseley plc	17,224
281,636		Woodward Governor Co	14,132
120,100		WSP Global, Inc	4,253
50,242	*	Xerium Technologies, Inc	701
127,137		Xxentria Technology Materials Corp	374
194,138		Xylem, Inc	7,587
16,582		Y G-1 Co Ltd	184
36,000		Yahagi Construction Co Ltd	297
26,700	*	YAMABIKO Corp	1,044
57,700		Yamazen Corp	437
7,301,449	e	Yangzijiang Shipbuilding	6,326
119,789		Yazicilar Holding AS	1,060
436,000		Yinson Holdings BHD	398
132,404	e	YIT Oyj	1,524
34,000		Yokogawa Bridge Holdings Corp	493
717,000	e	Yoma Strategic Holdings Ltd	412
2,996,000	e	Yuanda China Holdings Ltd	264
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
236,000		Yuasa Trading Co Ltd	$513
22,000		Yungshin Construction & Development Co Ltd	57
488,000		Yungtay Engineering Co Ltd	1,160
53,000		Yurtec Corp	326
10,300		Yushin Precision Equipment Co Ltd	247
46,422	e	Zardoya Otis S.A.	827
11,053		Zehnder Group AG.	474
2,066,500		Zhuzhou CSR Times Electric Co Ltd	6,278
137,080		Zodiac S.A.	4,641
3,600	e	Zuiko Corp	204
31,286		Zumtobel AG.	731
		TOTAL CAPITAL GOODS	10,380,985

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
16,000	*,e	51job, Inc (ADR)	1,055
211,977		ABM Industries, Inc	5,719
185,572	e	Acacia Research (Acacia Technologies)	3,294
425,697	*	ACCO Brands Corp	2,729
60,075		Adcorp Holdings Ltd	194
1,210,127		Adecco S.A.	99,586
100,398		Administaff, Inc	3,313
703,382	e	ADT Corp	24,576
111,732	*	Advisory Board Co	5,788
76,700		Aeon Delight Co Ltd	1,854
136,136		AF AB	2,438
75,158		Aggreko plc	2,122
17,158		Akka Technologies S.A.	611
264,277	e	ALS Ltd	2,208
10,596		Amadeus Fire AG	810
98,525		American Banknote S.A.	1,707
96,605		American Ecology Corp	4,729
155,194	*	ARC Document Solutions, Inc	909
17,230		Assystem	528
206,872		Atkins WS plc	4,666
518,152		Babcock International Group	10,299
51,977		Barrett Business Services, Inc	2,443
21,000		Benefit One, Inc	178
11,857		Bertrandt AG.	1,884
144,350	e	BFI Canada Ltd	3,705
62,492		Bilfinger Berger AG.	7,116
49,200	e	Black Diamond Group Ltd	1,582
314,229		Blue Label Telecoms Ltd	253
182,110		Brady Corp (Class A)	5,440
1,322,599		Brambles Ltd	11,459
182,427		Brink’s Co	5,148
62,920		Brunel International NV	1,836
224,522		Bureau Veritas S.A.	6,236
297,084	e	Cabcharge Australia Ltd	1,130
138,366		Cape plc	700
1,145,233		Capita Group plc	22,437
2,216,000	*	Capital Environment Holdings Ltd	192
130,994	*	Casella Waste Systems, Inc (Class A)	656
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
114,213		Caverion Corp	$1,208
133,489	*	CBIZ, Inc	1,205
53,506		CDI Corp	771
77,728	e	Ceco Environmental Corp	1,212
197,910	*,e	Cenveo, Inc	734
14,107		Cewe Color Holding AG.	1,006
7,534,200		China Everbright International Ltd	10,761
369,818		Cintas Corp	23,498
447,414	*	Civeo Corp	11,199
41,719	*	Clean Harbors, Inc	2,680
87,000		Cleanaway Co Ltd	526
1,178,757	e	CNH Industrial NV (NYSE)	12,047
21,900	*	Contax Participacoes S.A.	161
233,160	*	Copart, Inc	8,384
144,077		Corporate Executive Board Co	9,829
46,677	*	Corporate Resource Services, Inc	139
310,963		Corrections Corp of America	10,215
202,900		Covanta Holding Corp	4,182
38,768	*	CRA International, Inc	894
95,642		Credit Corp Group Ltd	785
400,740		Dai Nippon Printing Co Ltd	4,187
41,500		Daiseki Co Ltd	745
383,189		Davis Service Group plc	6,418
223,855		De La Rue plc	3,102
168,922		Deluxe Corp	9,895
114,315		Derichebourg	364
31,900	e	DirectCash Payments, Inc	450
643,938		Downer EDI Ltd	2,748
73,886		Dun & Bradstreet Corp	8,142
52,898		Duskin Co Ltd	1,024
811,755	*	Eastern Media International Corp	367
2,007,572		Edenred	60,877
15,200		en-japan, Inc	325
97,545		Ennis, Inc	1,489
246,231		Equifax, Inc	17,862
1,054,836		Experian Group Ltd	17,822
70,046		Exponent, Inc	5,191
37,189	*	Franklin Covey Co	749
151,224	*	FTI Consulting, Inc	5,719
15,463,000	*	Fung Choi Media Group Ltd	1,039
75,343		G & K Services, Inc (Class A)	3,923
72,659		Gategroup Holding AG.	1,974
287,102		Geo Group, Inc	10,258
9,568		GL Events	230
48,616	*	GP Strategies Corp	1,258
2,749,320		Group 4 Securicor plc	12,003
3,004	e	Groupe CRIT	181
60,817	e	Gunnebo AB	352
9,496,320		Hays plc	23,736
221,152		Healthcare Services Group	6,511
70,943		Heidrick & Struggles International, Inc	1,312
29,544	*	Heritage-Crystal Clean, Inc	580
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,350		Herman Miller, Inc	$5,454
67,287	*	Hill International, Inc	419
174,188		HNI Corp	6,812
519,512		Homeserve plc	2,863
241,600	e	Horizon North Logistics, Inc	1,734
116,265	*	Huron Consulting Group, Inc	8,234
75,052	*	ICF International, Inc	2,654
655,403	*	ICO Global Communications Holdings Ltd	1,153
158,323	*	IHS, Inc (Class A)	21,480
136,841	*,e	Innerworkings, Inc	1,163
1,158,000	*	Integrated Waste Solutions Group Holdings Ltd	59
204,316		Interface, Inc	3,849
128,887		Intertek Group plc	6,060
338,173		Intrum Justitia AB	10,087
349,210		Iron Mountain, Inc	12,379
750,523		ITE Group plc	3,041
119,200		Itoki Corp	920
3,721		Kaba Holding AG.	1,840
103,313		KAR Auction Services, Inc	3,293
37,000		KD Holding Corp	223
105,568		Kelly Services, Inc (Class A)	1,813
26,016		KEPCO Plant Service & Engineering Co Ltd	1,779
100,252		Kforce, Inc	2,170
718,800		K-Green Trust	602
150,275		Kimball International, Inc (Class B)	2,513
162,002		Knoll, Inc	2,807
235,700		Kokuyo Co Ltd	1,977
207,782	*	Korn/Ferry International	6,103
105,000		Kyodo Printing Co Ltd	354
129,133		Loomis AB	3,967
284,176		Manpower, Inc	24,112
16,662		Matsuda Sangyo Co Ltd	207
96,108	e	McGrath RentCorp	3,532
85,431	e	McMillan Shakespeare Ltd	739
146,238		Mears Group plc	1,164
34,400		Meitec Corp	1,074
335,263		Michael Page International plc	2,472
556,015		Mineral Resources Ltd	5,033
63,052	*	Mistras Group, Inc	1,546
720,132		Mitie Group	3,928
20,072		Mitsubishi Pencil Co Ltd	580
174,160		Mobile Mini, Inc	8,341
138,091	*,e	Moleskine S.p.A	238
81,260	e	Morneau Sobeco Income Fund	1,312
48,500		Moshi Moshi Hotline, Inc	478
134,862		MSA Safety, Inc	7,752
42,524		Multi-Color Corp	1,701
188,696	*	Navigant Consulting, Inc	3,293
57,207	e	Newalta, Inc	1,149
1,052,634		Nielsen Holdings NV	50,958
79,200		Nihon M&A Center, Inc	2,261
4,700		Nippon Kanzai Co Ltd	116
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,560	*,e	Nissha Printing Co Ltd	$541
26,299		NL Industries, Inc	244
42,600	*	Nomura Co Ltd	366
163,000		Okamura Corp	1,430
266,223	*	On Assignment, Inc	9,470
59,568		Oyo Corp	976
74,500		Park24 Co Ltd	1,355
29,500	*	Paylocity Holding Corp	638
43,800		PayPoint plc	823
192,764	*	Performant Financial Corp	1,947
17,600		Pilot Corp	769
2,421,340	e	Pitney Bowes, Inc	66,877
79,293		Proffice AB	316
299,413		Programmed Maintenance Services Ltd	797
29,900		PRONEXUS, Inc	235
310,718	e	Prosegur Cia de Seguridad S.A.	2,226
8,713,300	*	PT Hanson International Tbk	445
96,294		Quad	2,154
36,061	*	Quest Resource Holding Corp	188
1,001,652		R.R. Donnelley & Sons Co	16,988
118,640		Randstad Holdings NV	6,431
354,815	*	Recall Holdings Ltd	1,599
748,703		Regus plc	2,328
2,057,162		Rentokil Initial plc	3,919
588,696		Republic Services, Inc	22,353
153,511		Resources Connection, Inc	2,013
117,400	e	Ritchie Bros Auctioneers, Inc	2,894
1,169,265		Robert Half International, Inc	55,821
159,250		Rollins, Inc	4,777
289,251		RPS Group plc	1,376
298,965	*	RPX Corp	5,307
20,914		S1 Corp (Korea)	1,682
275,831		SAI Global Ltd (New)	1,331
29,000	*,e	Sanix, Inc	393
31,252	e	Sato Corp	823
47,126		Schawk, Inc (Class A)	959
3,453		Seche Environnement S.A.	127
243,783	*	Secom Co Ltd	14,882
644,570		Securitas AB (B Shares)	7,643
511,756		Seek Ltd	7,653
1,062,024	e	Serco Group plc	6,643
4,290		SGS S.A.	10,266
289,500	*	Shanghai Youngsun Investment C	309
525,715		Shanks Group plc	960
97,050		Shenzhen Dongjiang Environmental Co Ltd	316
182,433		Skilled Group Ltd	395
43,801		Societe BIC S.A.	5,994
66,000		Sohgo Security Services Co Ltd	1,584
48,639	*	SP Plus Corp	1,040
128,752		Sporton International, Inc	567
102,093		Stantec, Inc	6,322
340,047		Steelcase, Inc (Class A)	5,145
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
545,990	*	Stericycle, Inc	$64,656
401,000		Taiwan Secom Co Ltd	1,044
265,000		Taiwan-Sogo Shinkong Security Corp	361
61,851	*	Team, Inc	2,537
264,271		Teleperformance	16,190
48,100		Temp Holdings Co Ltd	1,581
246,629		Tetra Tech, Inc	6,782
486,000		Tianjin Capital Environmental Protection Group Co Ltd	309
225,147		Tomra Systems ASA	1,832
126,100		Toppan Forms Co Ltd	1,267
710,829		Toppan Printing Co Ltd	5,496
117,994		Towers Watson & Co	12,299
149,096		Tox Free Solutions Ltd	475
154,530	e	Transcontinental, Inc	2,171
1,864,705	*	Transfield Services Ltd	1,912
2,038,140	*	Transpacific Industries Group Ltd	1,950
54,792	*	TriNet Group, Inc	1,319
236,725	*	TrueBlue, Inc	6,526
3,800,510		Tyco International Ltd	173,303
76,614		Unifirst Corp	8,121
387,000	e	United Envirotech Ltd	441
152,194		United Stationers, Inc	6,311
74,489		USG People NV	1,133
328,182	*	Veda Group Ltd	612
926,672	*	Verisk Analytics, Inc	55,619
78,257		Viad Corp	1,866
15,567		VSE Corp	1,095
165,062	*	WageWorks, Inc	7,958
280,280		Waste Connections, Inc	13,608
1,003,314		Waste Management, Inc	44,878
5,200		Weathernews, Inc	153
130,019		West Corp	3,484
619,624		Yem Chio Co Ltd	430
706,700	e	Yumeshin Holdings Co Ltd	6,696
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,550,639

CONSUMER DURABLES & APPAREL - 1.9%
1,492,000	e	361 Degrees International Ltd	341
900,000		Ability Enterprise Co Ltd	657
20,879	*	Accell Group NV	403
203,402		Adidas-Salomon AG.	20,567
186,522		Aksa Akrilik Kimya Sanayii	675
210,000		Alpine Electronics, Inc	2,962
551,940		Altek Corp	515
149,843		Amer Sports Oyj (A Shares)	3,066
2,072,949		AmTRAN Technology Co Ltd	1,562
3,155,900	e	Anta Sports Products Ltd	5,015
550,709		Arcelik AS	3,352
61,905	e	Arctic Cat, Inc	2,440
66,500		Arezzo Industria e Comercio S.A.	950
220,700	*,e	Aruze Corp	3,917
381,444		Arvind Ltd	1,483
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
114,851	*	Asics Corp	$2,682
2,501,741		Avermedia Technologies	1,081
23,048	*	Bajaj Electricals Ltd	131
86,621	*,e	Bang & Olufsen AS (B Shares)	1,085
1,350,101		Barratt Developments plc	8,626
15,040		Basic House Co Ltd	348
23,734		Bata India Ltd	506
92,213	*	Beazer Homes USA, Inc	1,935
185,570		Bellway plc	4,971
52,989	*,e	Beneteau S.A.	966
300,175		Berkeley Group Holdings plc	12,407
4,797	*,e	Bijou Brigitte AG.	454
647,049	*	Billabong International Ltd	305
76,000		Bizlink Holdings Inc	365
83,688	*,e	Black Diamond, Inc	939
259,681		Bombay Dyeing & Manufacturing Co Ltd	339
4,099,300	e	Bosideng International Holdings Ltd	613
167,313		Bovis Homes Group plc	2,263
405,192	*	Brookfield Incorporacoes S.A.	266
41,400	*	BRP, Inc	1,020
27,248	e	Brunello Cucinelli S.p.A	619
324,702		Brunswick Corp	13,680
129,752		Burberry Group plc	3,293
298,006		Callaway Golf Co	2,479
227,711		Carter’s, Inc	15,696
31,419		Casio Computer Co Ltd	456
26,724	*	Cavco Industries, Inc	2,280
108,000		Cecep Costin New Materials Grp Ltd	42
380,200	*	Chengde Nanjiang Co Ltd	134
4,614,400	e	China Dongxiang Group Co	868
3,848,000	*,e	China Haidian Holdings Ltd	482
1,466,000		China Lilang Ltd	934
20,400		Chofu Seisakusho Co Ltd	546
60,604		Christian Dior S.A.	12,066
22,600		Cia Providencia Industria e Comercio S.A.	77
793,053		Cie Financiere Richemont S.A.	83,103
165,000	*,e	Clarion Co Ltd	442
67,400		Cleanup Corp	605
222,235		Coach, Inc	7,598
54,231	e	Columbia Sportswear Co	4,482
1,704,700	*,e	Consorcio ARA, S.A. de C.V.	788
17,000		Corona Corp	191
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	1
499,264	*	Crest Nicholson Holdings plc	2,946
482,626	*	CROCS, Inc	7,254
34,263		CSS Industries, Inc	904
31,420		Culp, Inc	547
1,625,981		Cyrela Brazil Realty S.A.	10,170
30,200		Daidoh Ltd	170
42,200		Daikoku Denki Co Ltd	701
177,215	*,e	Deckers Outdoor Corp	15,299
137,218		De’Longhi S.p.A.	2,966
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,590	*	Descente Ltd	$490
247,600		Direcional Engenharia S.A.	1,300
47,261	*	Dixie Group, Inc	500
35,533		Dorel Industries, Inc (Class B)	1,312
1,905,756		DR Horton, Inc	46,843
267,940		Eclat Textile Co Ltd	3,246
66,000		E-Lead Electronic Co Ltd	170
798,927		Electrolux AB (Series B)	20,162
248,000		Embry Holdings Ltd	144
39,681		Escalade, Inc	640
94,839	e	Ethan Allen Interiors, Inc	2,346
580,800		Even Construtora e Incorporadora S.A.	1,722
5,753	*,e	EveryWare Global, Inc	7
157,200		Ez Tec Empreendimentos e Participacoes S.A.	1,666
469,271		Feng TAY Enterprise Co Ltd	1,331
24,500		Fields Corp	363
13,082		Fila Korea Ltd	1,243
18,433		Flexsteel Industries, Inc	615
3,923		Forbo Holding AG.	4,183
634,020		Formosa Taffeta Co Ltd	701
97,227		Forus S.A.	402
236,059	*	Fossil Group, Inc	24,673
29,791		Foster Electric Co Ltd	408
160,000		France Bed Holdings Co Ltd	294
201,600	*	Fuguiniao Co Ltd	232
94,000	*,e	Fujibo Holdings Inc	263
107,000		Fujitsu General Ltd	1,180
24,800	*	Funai Electric Co Ltd	250
1,071,000		Gafisa S.A.	1,634
363,146	e	Garmin Ltd	22,116
113,353	*,e	Geox S.p.A.	418
39,793		Gerry Weber International AG.	1,942
651,949		Giant Manufacturing Co Ltd	5,078
55,732	*	G-III Apparel Group Ltd	4,551
106,357		Gildan Activewear, Inc	6,267
32,000	*	Goldwin, Inc	143
1,026,000	e	Goodbaby International Holding	506
255,932	*	GoPro, Inc	10,378
98,272	e	GUD Holdings Ltd	576
1,000,000	*	Gunze Ltd	2,873
1,350,000		Haier Electronics Group Co Ltd	3,528
22,090		Handsome Co Ltd	603
759,889		Hanesbrands, Inc	74,803
42,518		Hansae Co Ltd	1,149
28,767		Hanssem Co Ltd	2,211
292,281		Harman International Industries, Inc	31,400
2,496,505		Hasbro, Inc	132,440
1,128,100		Haseko Corp	9,077
234,248		Hefei Meiling Co Ltd	151
48,500		Heiwa Corp	1,078
390,150		Helbor Empreendimentos S.A.	1,195
101,211	*	Helen of Troy Ltd	6,136
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
696,000	*	Hisense Kelon Electrical Holdings Co Ltd	$817
880,000		Hosa International Ltd	278
539,664	*,e	Hovnanian Enterprises, Inc (Class A)	2,779
74,918		Hugo Boss AG.	11,187
300,950		Husqvarna AB (B Shares)	2,339
67,270		Huvis Corp	758
8,644		IC Companys AS	294
164,440	*	Iconix Brand Group, Inc	7,061
94,882	*	Iida Group Holdings Co Ltd	1,442
1,000		Ilshin Spinning Co Ltd	129
47,239	*,e	Indesit Co S.p.A.	702
26,317	*	Installed Building Products Inc	322
95,087	*,e	iRobot Corp	3,894
73,593	e	Jakks Pacific, Inc	570
98,000		Japan Vilene Co Ltd	553
70,000		Japan Wool Textile Co Ltd	551
2,389,044	*	Jarden Corp	141,790
203,699	*	Jinshan Development & Construction Co Ltd	120
276,294		JM AB	10,240
118,680		Johnson Health Tech Co Ltd	376
19,772		Johnson Outdoors, Inc	510
148,200	*	JVC KENWOOD Holdings, Inc	312
898,895	*	Kate Spade & Co	34,284
270,520	e	KB Home	5,053
1,799,000		Kinpo Electronics	841
47,150		KMC Kuei Meng International In	222
983,500		Konka Group Co Ltd	366
505,000	*	Kurabo Industries Ltd	918
472,800		Kwong Fong Industries	316
1,675		Kyungbang Ltd	191
497,620		Lao Feng Xiang Co Ltd	1,289
242,803		La-Z-Boy, Inc	5,626
864,000		Le Saunda Holdings	434
93,112		Lealea Enterprise Co Ltd	33
241,692	*,e	Leapfrog Enterprises, Inc	1,776
80,535	e	Leggett & Platt, Inc	2,761
151,190		Lennar Corp (Class A)	6,347
110,757		LG Electronics, Inc	8,134
39,281		LG Fashion Corp	1,073
50,096	*	LGI Homes, Inc	914
1,467,750	*,e	Li Ning Co Ltd	1,175
381,356	*	Li Peng Enterprise Co Ltd	169
62,580	*	Libbey, Inc	1,667
39,952		Lifetime Brands, Inc	628
11,856	*	LiHOM-CUCHEN Co Ltd	157
352	*,e	Lululemon Athletica, Inc	14
3,232,000	*,e	Lung Cheong International Holdings Ltd	371
580,700		Luthai Textile Co Ltd	781
662,743		Luxottica Group S.p.A.	38,377
350,143		LVMH Moet Hennessy Louis Vuitton S.A.	67,567
93,211	*	M/I Homes, Inc	2,262
4,054		Maisons France Confort	195
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
263,000		Makalot Industrial Co Ltd	$1,422
34,959	*,e	Malibu Boats Inc	703
856,800	e	Man Wah Holdings Ltd	1,368
6,442	*,m	Mariella Burani S.p.A.	0	^
35,827	e	Marine Products Corp	297
8,300		Mars Engineering Corp	164
1,601,647		Matsushita Electric Industrial Co Ltd	19,415
225,593		Mattel, Inc	8,791
424,400		MC Group PCL	245
2,516,600		MC Group PCL (ADR)	1,450
145,269	*,e	MDC Holdings, Inc	4,400
202,500		Merida Industry Co Ltd	1,343
148,568	*	Meritage Homes Corp	6,271
1,683,263	*	Michael Kors Holdings Ltd	149,221
28,500	*	Misawa Homes Co Ltd	375
60,000		Mitsui Home Co Ltd	285
126,000	e	Mizuno Corp	755
259,767	*	Mohawk Industries, Inc	35,936
324,474	e	Moncler S.p.A	5,376
115,497		Movado Group, Inc	4,813
464,465		MRV Engenharia e Participacoes S.A.	1,568
34,678	e	Mulberry Group plc	451
17,074		Nacco Industries, Inc (Class A)	864
223,722		Namco Bandai Holdings, Inc	5,245
52,000	*	Nan Liu Enterprise Co Ltd	267
140,354	*	Nautilus, Inc	1,557
60,731	*	New Home Co Inc	858
54,573		New Wave Group AB (B Shares)	339
1,799,995		Newell Rubbermaid, Inc	55,782
71,176		Nexity	3,271
478,129		Nien Hsing Textile Co Ltd	484
2,392,939		Nike, Inc (Class B)	185,572
184,749		Nikon Corp	2,911
146,259		Nobia AB	1,220
41,145	*	NVR, Inc	47,341
664,531	*	Onward Kashiyama Co Ltd	4,771
54,362		Oriental Weavers	388
45,144		Oxford Industries, Inc	3,010
1,212,637		Pacific Textile Holdings Ltd	1,516
7,625		Page Industries Ltd	908
161,000		PanaHome Corp	1,257
100,436		Pandora AS	7,708
1,783,598	*	PDG Realty S.A.	1,179
402,000	*,m	Peace Mark Holdings Ltd	0	^
2,442,000		Peak Sport Products Co Ltd	595
15,000	e	Pegas Nonwovens S.A.	449
500,000	*,e	Performance Sports Group Ltd	8,575
57,100	*	Performance Sports Group Ltd (Canada)	982
49,374	*	Perry Ellis International, Inc	861
346,884	*	Persimmon plc	7,555
362,375		Phillips-Van Heusen Corp	42,253
529,703	*	PIK Group (GDR)	1,271
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
528,200	*	Pioneer Corp	$1,164
8,104,857		Playmates Holdings Ltd	10,215
556,000	e	Playmates Toys Ltd	211
239,219		Polaris Industries, Inc	31,156
71,428	*,m	Poltrona Frau S.p.A.	290
141,600		Pool Corp	8,009
661,000	e	Ports Design Ltd	299
2,189,170		Pou Chen Corp	2,638
6,100	*	Pressance Corp	181
1,354,200	e	Prime Success International Group Ltd	531
10,350,000	*	PT Sri Rejeki Isman Tbk	156
4,181,643		Pulte Homes, Inc	84,302
457,262	*,e	Quiksilver, Inc	1,637
227,481	*	Rajesh Exports Ltd	711
100,137		Ralph Lauren Corp	16,091
73,039		Raymond Ltd	493
252,336		Redrow plc	1,175
155,700	*	Restoque Comercio e Confeccoes de Roupas S.A.	482
39,495		RG Barry Corp	748
38,766		Rinnai Corp	3,742
30,800		Rodobens Negocios Imobiliarios S.A.	150
22,400	e	Roland Corp	411
344,556	*	Rossi Residencial S.A.	270
1,593,217		Ruentex Industries Ltd	4,120
232,795		Ryland Group, Inc	9,181
40,054	*,e	Safilo Group S.p.A.	873
56,447		Salvatore Ferragamo Italia S.p.A	1,682
1,045,000		Sampo Corp	424
1,227,000		Samson Holding Ltd	149
443,900		Samsonite International	1,463
32,976		Sangetsu Co Ltd	894
88,221		Sankyo Co Ltd	3,394
122,400		Sanyo Electric Taiwan Co Ltd	140
283,000		Sanyo Shokai Ltd	643
26,614		SEB S.A.	2,356
378,821		Sega Sammy Holdings, Inc	7,460
168,000	*	Seiko Holdings Corp	683
1,192,530		Seiren Co Ltd	10,321
997,469		Sekisui Chemical Co Ltd	11,564
1,602,271		Sekisui House Ltd	21,987
53,476	*	Sequential Brands Group, Inc	739
481,900	*	Shanghai Haixin Group Co	218
137,802	*,e	Sharp Corp	442
1,496,000	e	Shenzhou International Group Holdings Ltd	5,104
68,191		Shimano, Inc	7,567
221,000		Shinkong Textile Co Ltd	289
300,000		Sitoy Group Holdings Ltd	183
197,925	*	Skechers U.S.A., Inc (Class A)	9,045
108,031	*	Skullcandy, Inc	783
2,557,702		Skyworth Digital Holdings Ltd	1,221
171,500	*,e	Smith & Wesson Holding Corp	2,494
876,666		Socovesa S.A.	184
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,504,609	e	Sony Corp	$91,985
13,300		SRI Sports Ltd	161
549,542	*	Standard-Pacific Corp	4,726
22,500		Starts Corp, Inc	359
4,415,173	e	Steinhoff International Holdings Ltd	24,614
962,000		Stella International Holdings Ltd	2,613
282,117	*	Steven Madden Ltd	9,677
60,689	e	Sturm Ruger & Co, Inc	3,581
340,854		Sumitomo Forestry Co Ltd	4,162
39,539		Swatch Group AG.	23,841
255,749		Swatch Group AG. (Registered)	28,373
121,000	*,e	Sxl Corp	139
992,755		Tainan Spinning Co Ltd	647
287,600		Taiwan Paiho Ltd	410
82,400		Taiwan Sakura Corp	60
145,093		Takamatsu Corp	2,470
75,300	e	Tama Home Co Ltd	545
18,500	e	Tamron Co Ltd	443
2,501,298	*	Tatung Co Ltd	797
13,332	*	Taylor Morrison Home Corp	299
6,043,782		Taylor Woodrow plc	11,780
792,000	*,e	TCL Multimedia Technology Holdings Ltd	277
39,000		Technos S.A.	226
2,217,000		Techtronic Industries Co	7,107
411,800		Tecnisa S.A.	1,340
222,775	*	Tempur-Pedic International, Inc	13,300
908,000	e	Texhong Textile Group Ltd	688
852,000		Texwinca Holdings Ltd	844
332,161	*	Thomson	2,688
3,108,000		Time Watch Investments Ltd	453
8,665		Titan Industries Ltd	51
14,445	e	Tod’s S.p.A.	1,839
8,290		Token Corp	387
183,952	*	Toll Brothers, Inc	6,788
126,426	*	TomTom NV	989
72,168		Tomy Co Ltd	418
40,000		Topkey Corp	223
94,000		Toung Loong Textile Manufacturing	313
622,854	*,e	TRI Pointe Homes, Inc	9,791
10,988	*	Trigano S.A.	266
1,198,000	e	Trinity Ltd	255
223,300	*	TSI Holdings Co Ltd	1,544
5,640		TTK Prestige Ltd	331
770,312	*,e	Tumi Holdings, Inc	15,506
113,808		Tupperware Corp	9,526
17,240	*	Turtle Beach Corp	159
28,189	*,e	UCP, Inc (Class A)	385
133,202	*,e	Under Armour, Inc (Class A)	7,924
55,502	*	Unifi, Inc	1,528
624,000	*,e	Unitika Ltd	296
84,761	*	Universal Electronics, Inc	4,143
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	54
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,476	*	Vardhman Textiles Ltd	$12
66,575	*,e	Vera Bradley, Inc	1,456
179,066	*	Vestel Elektronik Sanayi	241
1,358,141		VF Corp	85,563
43,972		Videocon Industries Ltd	135
35,615	*	Vince Holding Corp	1,304
288,627	*	Wacoal Holdings Corp	3,135
54,062	*	WCI Communities, Inc	1,044
343,000	e	Weiqiao Textile Co	169
2,980,000		Welling Holding Ltd	849
16,200	e	West Holdings Corp	244
25,975		Weyco Group, Inc	712
247,904		Whirlpool Corp	34,513
32,773	*	Whirlpool of India Ltd	183
79,196	*	William Lyon Homes, Inc	2,411
317,002	e	Wolverine World Wide, Inc	8,261
26,618	*	Woongjin Chemical Co Ltd	355
214,578		Woongjin Coway Co Ltd	17,960
323,131		Wuxi Little Swan Co Ltd	416
1,480,500		XTEP International Holdings	624
371,388		Yamaha Corp	5,872
83,000		YGM Trading Ltd	182
20,800		Yondoshi Holdings, Inc	429
31,156		Youngone Corp	1,399
10,670		Youngone Holdings Co Ltd	837
649,907		Yue Yuen Industrial Holdings	2,175
823	*	Zagg, Inc	4
46,764		Zeng Hsing Industrial Co Ltd	265
11,000	*	Zhonglu Co Ltd	9
250,596		Zig Sheng Industrial Co Ltd	79
		TOTAL CONSUMER DURABLES & APPAREL	2,465,392

CONSUMER SERVICES - 2.1%
35,618	*	2U, Inc	599
482,856		888 Holdings plc	985
39,300		Abril Educacao S.A.	619
2,759,135		Accor S.A.	143,407
141,700	e	Accordia Golf Co Ltd	1,881
439,058		Advtech Ltd	353
371,764		Ainsworth Game Technology Ltd	1,310
820,000		Ajisen China Holdings Ltd	637
1,381,002	*,e	Alsea SAB de C.V.	4,968
78,800	*,e	Amaya Gaming Group, Inc	1,707
255,000		Ambassador Hotel	243
54,545	*	American Public Education, Inc	1,875
1,137,000	*	Anhanguera Educacional Participacoes S.A.	9,469
1,001,671	*	Apollo Group, Inc (Class A)	31,302
1,867,359		ARAMARK Holdings Corp	48,327
1,377,376		Aristocrat Leisure Ltd	6,825
52,528	*	Ascent Media Corp (Series A)	3,467
58,300	*,e	Atom Corp	336
147,266	*	Autogrill S.p.A.	1,297
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
148,319	*,e	Bally Technologies, Inc	$9,748
88,167		Benesse Corp	3,824
673,763		Berjaya Sports Toto BHD	815
17,800	e	Best Bridal Inc	115
142,488		BETFAIR Group Ltd	2,497
44,851		Betsson AB	1,550
334,634	*	BHG S.A.-Brazil Hospitality Group	2,101
87,232	*	BJ’s Restaurants, Inc	3,045
14,030,800	*	Bloomberry Resorts Corp	3,459
309,038	*	Bloomin’ Brands, Inc	6,932
92,180	e	Bob Evans Farms, Inc	4,614
407,233	*	Boyd Gaming Corp	4,940
60,652	*	Bravo Brio Restaurant Group, Inc	947
65,137	*,e	Bridgepoint Education, Inc	865
93,371	*	Bright Horizons Family Solutions	4,009
362,188	e	Brinker International, Inc	17,620
59,639	*	Buffalo Wild Wings, Inc	9,883
3,244,174	e	Burger King Worldwide, Inc	88,306
167,837	*	Caesars Acquisition Co	2,076
186,225	*,e	Caesars Entertainment Corp	3,367
706,000	e	Cafe de Coral Holdings Ltd	2,382
69,858		Capella Education Co	3,800
253,185	*	Career Education Corp	1,185
1,662,754		Carnival Corp	62,603
71,311		Carnival plc	2,690
57,926	e	Carriage Services, Inc	992
152,853	*	Carrols Restaurant Group, Inc	1,088
84,205		CBRL Group, Inc	8,384
888,800		Central Plaza Hotel PCL	1,014
1,514,040	e	Century City International	125
169,312	e	Cheesecake Factory	7,859
275,554	*,e	Chegg, Inc	1,940
8,400,000		China LotSynergy Holdings Ltd	802
6,578,000		China Travel International Inv HK	1,290
209,446	*	Chipotle Mexican Grill, Inc (Class A)	124,099
15,799		Choice Hotels International, Inc	744
43,570		Churchill Downs, Inc	3,926
544,206	*,e	Chuy’s Holdings, Inc	19,755
11,133	*	Cie des Alpes	247
64,720	e	City Lodge Hotels Ltd	773
25,536	*,m	Club Mediterranee S.A.	734
66,989		ClubCorp Holdings, Inc	1,242
18,997		Collectors Universe	372
70,000	*,e	Colowide Co Ltd	875
440,510		Compass Group plc	7,659
136,525	e	Consumers’ Waterheater Income Fund	1,560
89,199		Corporate Travel Management Lt	540
63,279		Cox & Kings India Ltd	224
2,888		Credu Corp	193
214,405		Crown Ltd	3,056
51,100		CVC Brasil Operadora e Agencia de Viagens S.A.	311
70,000		Dahan Development Corp	201
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,000		Daisyo Corp	$122
1,986,959	e	Darden Restaurants, Inc	91,937
620,489	*	Del Frisco’s Restaurant Group, Inc	17,101
462,615	*	Denny’s Corp	3,016
243,492		DeVry, Inc	10,309
158,996	*	Diamond Resorts International, Inc	3,700
70,551		Dignity plc	1,655
58,654		DineEquity, Inc	4,662
4,768		DO & CO AG.	301
76,259	e	Domino’s Pizza Enterprises Ltd	1,543
252,414		Domino’s Pizza UK & IRL plc	2,262
108,980		Domino’s Pizza, Inc	7,965
33,400		Doutor Nichires Holdings Co Ltd	592
74,448		Dunkin Brands Group, Inc	3,410
2,585,400		Dynam Japan Holdings Co Ltd	7,723
29,396,823		Echo Entertainment Group Ltd	86,986
74,112	*,e	Education Management Corp	125
157,628		EIH Ltd	250
33,160		Einstein Noah Restaurant Group, Inc	533
1,445,000		Emperor Entertainment Hotel Ltd	541
54,949	*	Empire Resorts, Inc	393
619,582	*	Enterprise Inns plc	1,339
1,474,000		Erawan Group PCL	200
585,300		Estacio Participacoes S.A.	7,748
31,247	*	Euro Disney SCA	170
3,439,165	e	Extended Stay America, Inc	79,651
101,806		Famous Brands Ltd	924
13,837	*	Famous Dave’s of America, Inc	397
119,883	*	Fiesta Restaurant Group, Inc	5,564
367,633		First Hotel	240
44,982	e	Flight Centre Ltd	1,885
35,037		Formosa International Hotels Corp	426
69,000		Fortuna Entertainment Group NV	432
199,000	*,e	Fu Shou Yuan International Group Ltd	109
63,000	*,e	Fuji Kyuko Co Ltd	718
69,000		Fujita Kanko, Inc	252
766,769	e	G8 Education Ltd	3,326
38,200		GAEC Educacao S.A.	515
2,038,155	*	Galaxy Entertainment Group Ltd	16,290
2,436,506		Genting BHD	7,581
62,813,228	e	Genting International plc	67,064
71,000		Gourmet Master Co Ltd	550
6,530		Graham Holdings Co	4,689
141,351	*	Grand Canyon Education, Inc	6,498
40,500		Grand Korea Leisure Co Ltd	1,665
88,657	*	Great Canadian Gaming Corp	1,418
274,030		Greene King plc	3,956
223,123	e	GTECH S.p.A.	5,452
663,000	e	GuocoLeisure Ltd	604
1,168,041		H&R Block, Inc	39,153
12,020		Hana Tour Service, Inc	805
238,963		Hillenbrand, Inc	7,795
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
664,325	*	Hilton Worldwide Holdings, Inc	$15,479
26,500		Hiramatsu Inc	177
195,500		HIS Co Ltd	6,314
33,326		Hotel Shilla Co Ltd	3,010
175,300	*	Hoteles City Express SAB de C.V.	317
403,600	*,e	Houghton Mifflin Harcourt Co	7,733
254,050		Huangshan Tourism Development Co Ltd	304
119,916	*	Hyatt Hotels Corp	7,313
7,700		Ichibanya Co Ltd	322
25,468	*,e	Ignite Restaurant Group, Inc	371
440,248		Indian Hotels Co Ltd	762
38,315		InterContinental Hotels Group plc	1,585
153,514		International Game Technology	2,442
72,000		International Meal Co Holdings S.A.	668
104,664		International Speedway Corp (Class A)	3,483
554,357		Interval Leisure Group, Inc	12,163
312,186	*	Intralot S.A.-Integrated Lottery Systems & Services	863
64,777	*,e	Intrawest Resorts Holdings Inc	742
122,071		Invocare Ltd	1,164
84,253	*	Isle of Capri Casinos, Inc	721
88,382	*,e	ITT Educational Services, Inc	1,475
189,146		Jack in the Box, Inc	11,319
98,761	*	Jamba, Inc	1,195
449,400		Jollibee Foods Corp	1,812
54,500	e	JP-Holdings Inc/Japan	245
14,198	*,e	JTH Holding, Inc	473
117,854	*,e	K12, Inc	2,837
36,549	*	Kambi Group plc	189
121,707		Kangwon Land, Inc	3,574
31,300	*,e	Kappa Create Co Ltd	325
23,300	e	Kisoji Co Ltd	459
404,000	*	KNT-CT Holdings Co Ltd	774
13,900	e	Koshidaka Holdings Co Ltd	490
815,333		Kosmopolito Hotels International Ltd	141
325,928	*	Krispy Kreme Doughnuts, Inc	5,208
399,100		Kroton Educacional S.A.	11,192
3,916		Kuoni Reisen Holding	1,516
12,400		Kura Corp	335
17,400		Kyoritsu Maintenance Co Ltd	724
140,451	*	La Quinta Holdings, Inc	2,688
2,512,785		Ladbrokes plc	6,033
3,015,016		Las Vegas Sands Corp	229,805
151,566	*,e	Life Time Fitness, Inc	7,387
377,892	*,e	LifeLock, Inc	5,275
3,094,000	*,e	Macau Legend Development Ltd	2,144
1,044,310		Macquarie Leisure Trust Group	2,667
70,240		Marcus Corp	1,282
1,615,971		Marriott International, Inc (Class A)	103,584
108,754	*	Marriott Vacations Worldwide Corp	6,376
649,105		Marston’s plc	1,610
12,000	e	Matsuya Foods Co Ltd	225
104,364	e	Matthews International Corp (Class A)	4,338
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,580,389		McDonald’s Corp	$159,208
4,864	e	McDonald’s Holdings Co Japan Ltd	137
13,048		MegaStudy Co Ltd	779
15,400		Meiko Network Japan Co Ltd	197
82,500		Melco Crown Entertainment Ltd	993
8,765,800	*	Melco Crown Philippines Resorts Corp	2,302
1,059,000		Melco International Development	3,202
544,355		Melco PBL Entertainment Macau Ltd (ADR)	19,439
1,804,000	*	MelcoLot Ltd	316
1,096,800	*,g	Merlin Entertainments plc	6,724
3,612,800		MGM China Holdings Ltd	12,530
370,561	*	MGM Mirage	9,783
228,103		Millennium & Copthorne Hotels plc	2,271
4,754,690		Minor International PCL (Foreign)	4,286
244,500	*	Mitchells & Butlers plc	1,630
300,000		MK Restaurants Group PCL	573
9,783		Modetour Network, Inc	229
52,202	*	Monarch Casino & Resort, Inc	790
103,778	*	Morgans Hotel Group Co	823
32,000		MOS Food Services, Inc	701
15,800		MTY Food Group, Inc	447
193,606	*	Multimedia Games, Inc	5,739
10,303	*	Nathan’s Famous, Inc	558
272,832		Navitas Ltd	1,834
252,771	*	NET Holding AS	290
206,580	*,e	NH Hoteles S.A.	1,223
33,675	*,e	Noodles & Co	1,158
104,869	*	Norwegian Cruise Line Holdings Ltd	3,324
11,700		Ohsho Food Service Corp	519
900,035		OPAP S.A.	16,002
11,582	*	Orascom Development Holding AG.	263
57,881		Oriental Land Co Ltd	9,920
2,483,989	*	Orient-Express Hotels Ltd	36,117
362,000		Overseas Union Enterprise Ltd	706
24,500	e	Pacific Golf Group International Holdings KK	253
110,595		Paddy Power plc	7,272
38,931	*	Panera Bread Co (Class A)	5,833
162,162		Papa John’s International, Inc	6,874
1,013,580	*,a,e	Papa Murphy’s Holdings, Inc	9,710
41,332		Paradise Co Ltd	1,528
468,000	*,e	Paradise Entertainment Ltd	307
822,625	e	PartyGaming plc	1,351
358,233	*	Penn National Gaming, Inc	4,349
20		Philweb Corp	0	^
5,230	*	Pierre & Vacances	242
187,255	*,e	Pinnacle Entertainment, Inc	4,715
71,600		Plenus Co Ltd	1,649
124,712	*	Popeyes Louisiana Kitchen, Inc	5,451
42,831	*,e	Potbelly Corp	684
952,398	*	Raffles Education Corp Ltd	260
44,997	*	Red Robin Gourmet Burgers, Inc	3,204
965,000		Regal Hotels International Holdings Ltd	603
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
172,258		Regis Corp	$2,425
3,159,800		Resorts World BHD	4,134
150,700		Resorttrust, Inc	3,009
435,782		Restaurant Group plc	4,478
121,286		Retail Food Group Ltd	519
25,752,466	e	REXLot Holdings Ltd	3,027
117,406	*	Rezidor Hotel Group AB	777
19,200	e	Ringer Hut Co Ltd	321
75,200		Round One Corp	479
710,255		Royal Caribbean Cruises Ltd	39,490
75,700	e	Royal Holdings Co Ltd	1,268
229,315	*	Ruby Tuesday, Inc	1,741
203,544		Ruth’s Chris Steak House, Inc	2,514
32,200	e	Saizeriya Co Ltd	409
5,368,814		Sands China Ltd	40,522
227,770	*,e	Scientific Games Corp (Class A)	2,533
87,304		SeaWorld Entertainment, Inc	2,473
52,800		Ser Educacional S.A.	610
703,272		Service Corp International	14,572
224,984	*	Shanghai Jinjiang International Hotels Development Co Ltd	335
2,454,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	653
107,249		Shanghai Jinjiang International Travel Co Ltd	184
116,120		Shangri-La Asia Ltd	182
2,859		Shinsegae Food Co Ltd	198
532,467		Six Flags Entertainment Corp	22,656
3,940,613		SJM Holdings Ltd	9,872
24,771		SkiStar AB (Series B)	313
1,266,114		Sky City Entertainment Group Ltd	4,410
193,608		Slater & Gordon Ltd	943
36,231	*	SM Culture & Contents Co Ltd	122
12,818		Sodexho Alliance S.A.	1,379
53,463	e	Sol Melia S.A.	656
313,640	*	Sonic Corp	6,925
188,014		Sotheby’s (Class A)	7,895
44,931	e	Speedway Motorsports, Inc	820
1,079,781		Spirit Pub Co plc	1,367
144,376	e	Spur Corp Ltd	438
8,200		St Marc Holdings Co Ltd	440
944,000		Stamford Land Corp Ltd	504
37,000	e	Starbucks Coffee Japan Ltd	425
3,053,021		Starbucks Corp	236,243
859,860		Starwood Hotels & Resorts Worldwide, Inc	69,494
5,455	*	Steak N Shake Co	2,307
69,032	*	Steiner Leisure Ltd	2,988
64,169	*,e	Strayer Education, Inc	3,370
159,867		Sun International Ltd	1,654
1,506,300		Ta Enterprise BHD	403
65,416		Tabcorp Holdings Ltd	207
138,237		Tattersall’s Ltd	426
216,335		Texas Roadhouse, Inc (Class A)	5,625
1,734,783	*,e	Thomas Cook Group plc	3,959
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
203,460		Tim Hortons, Inc (Toronto)	$11,130
6,502		Tipp24 SE	438
215,000		Tokyo Dome Corp	1,015
169,000	e	Tokyotokeiba Co Ltd	528
18,100	*,e	Toridoll.corp	166
444,000	e	Tsui Wah Holdings Ltd	215
461,910		TUI AG.	7,764
308,653		TUI Travel plc	2,101
36,549		Unibet Group plc (ADR)	1,816
83,492	e	Universal Technical Institute, Inc	1,014
110,025	e	Vail Resorts, Inc	8,492
154,187	*,e	Vocation Ltd	443
23,700	e	Watami Co Ltd	335
121,906	e	Weight Watchers International, Inc	2,459
120,347		Wendy’s	1,027
142,299		Wetherspoon (J.D.) plc	1,926
61,100		Whistler Blackcomb Holdings, Inc	1,016
626,047		Whitbread plc	47,229
156,751		William Hill plc	880
76,220		Wowprime Corp	1,099
457,540		Wyndham Worldwide Corp	34,645
2,536,471		Wynn Macau Ltd	9,935
93,210		Wynn Resorts Ltd	19,347
812,000		Xiao Nan Guo Restaurants Holdings Ltd	118
325,000		YBM Sisa.com, Inc	1,380
50,000		Yomiuri Land Co Ltd	236
138,700	e	Yoshinoya D&C Co Ltd	1,955
424,182	e	Yum! Brands, Inc	34,444
105,400	e	Zensho Co Ltd	1,073
672,000		Zhuhai Holdings Investment Group Ltd	102
167,396	*,e	Zoe’s Kitchen, Inc	5,755
		TOTAL CONSUMER SERVICES	2,761,232

DIVERSIFIED FINANCIALS - 3.8%
847,475		3i Group plc	5,824
33,714	e	ABC Arbitrage	235
2,229,143		Aberdeen Asset Management plc	17,300
29,640		Ackermans & Van Haaren	3,738
298,500	*,e	Acom Co Ltd	1,422
45,290		Aeon Credit Service Co Ltd	1,184
20,000		Aeon Credit Service M BHD	100
892,612	*	Affiliated Managers Group, Inc	183,342
665,825		AFP Habitat S.A.	890
1,492,959	e	African Bank Investments Ltd	953
177,569	e	AGF Management Ltd	2,077
343,900	*,e	Aiful Corp	2,220
34,074		Aker ASA (A Shares)	1,344
1,832,992	*	Al Waha Capital PJSC	1,104
71,925	e	Alaris Royalty Corp	1,949
402,185	*,e	Ally Financial, Inc	9,616
65,346		Altamir Amboise	1,016
414,898	*	American Capital Ltd	6,344
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,205,759		American Express Co	$304,130
1,750,236		Ameriprise Financial, Inc	210,028
5,139,937	*	Anima Holding S.p.A	31,024
217,541		Apollo Management LP	6,030
951,649		ARA Asset Management Ltd	1,359
404,057		Ares Capital Corp	7,216
174,732	*	Arrow Global Group plc	688
128,664		Artisan Partners Asset Management, Inc	7,293
417,704	e	Ashmore Group plc	2,637
12,981	*,m	Asia Pacific Investment Partners Limited	99
1,387,200		Asia Plus Securities PCL	154
8,825,000	e	Asian Pay Television Trust	5,520
192,600		Asset Managers Co Ltd	665
20,115		Aurelius AG.	733
228,963		Australian Stock Exchange Ltd	7,698
25,694		Avanza AB	1,076
279,917		Ayala Corp	4,151
2,215	*,m	Ayala Corp Preferred	0	^
115,933		Azimut Holding S.p.A.	2,984
19,847		Bajaj Auto Finance Ltd	662
199,580		Banca Generali S.p.A	5,487
82,955		Banca IFIS S.p.A.	1,540
691,123		Banca Profilo S.p.A.	335
1,160,253		Bank of New York Mellon Corp	43,486
734,837		BGC Partners, Inc (Class A)	5,467
160,904		BinckBank NV	2,036
390,987		BlackRock, Inc	124,959
1,110,939		Blackstone Group LP	37,150
2,339,011		BM&F Bovespa S.A.	12,269
30,669,573	*	Bolsa de Valores de Colombia	376
612,700	e	Bolsa Mexicana de Valores S.A. de C.V.	1,300
101,664		Bolsas y Mercados Espanoles	4,853
699,337	*	Brait S.A.	4,294
403,343	*	Brewin Dolphin Holdings plc	2,138
200,324		BT Investment Management Ltd	1,218
85,021		Bure Equity AB	381
338,700		Bursa Malaysia BHD	819
69,716		Calamos Asset Management, Inc (Class A)	933
158,582	e	Canaccord Financial, Inc	1,826
3,628,762		Capital One Financial Corp	299,736
1,471,300		Capital Securities Corp	564
106,954		Cash America International, Inc	4,752
788,459		CBOE Holdings, Inc	38,800
54,976		Cembra Money Bank AG.	3,472
84,001		Century Leasing System, Inc	2,835
239,167		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,404
2,102,070		Chailease Holding Co Ltd	5,287
989,567		Challenger Financial Services Group Ltd	6,941
3,707,692		Charles Schwab Corp	99,848
468,000	*	China Assurance Finance Group Ltd	85
1,130,000		China Bills Finance Corp	420
5,310,000	*,e	China Cinda Asset Management Co Ltd	2,637
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,223,200		China Everbright Ltd	$1,644
5,200,000	*	China Galaxy Securities Co Ltd	3,361
3,665,000		China LNG Group Ltd	331
144,665	e	China Merchants China Direct Investments Ltd	194
3,236		Cholamandalam DBS Finance Ltd	21
301,250	e	CI Financial Corp	9,895
731,895	*	Citadel Capital Corp	386
1,673,200	e	CITIC Securities Co Ltd	3,691
348,009		Close Brothers Group plc	7,603
228,204		CME Group, Inc	16,191
59,806	e	Cohen & Steers, Inc	2,594
1,705,900	e	Compartamos SAB de C.V.	3,287
275	*	Concord Securities Corp	0	^
74,749	*	Consumer Portfolio Services, Inc	570
106,429		CorEnergy Infrastructure Trust, Inc	789
249,598		Coronation Fund Managers Ltd	2,242
21,536		Corp Financiera Alba	1,402
81,637		Corp Financiera Colombiana S.A.	1,667
425,015	*	Cowen Group, Inc	1,794
35,619	*	Credit Acceptance Corp	4,385
5,904	*	Credit Analysis & Research Ltd	108
1,953,600	e	Credit China Holdings Ltd	436
106,268	*	Credit Saison Co Ltd	2,213
2,126,184		Credit Suisse Group	60,468
1,604,700	e	Credito Real SAB de C.V.	3,593
203,169		Daewoo Securities Co Ltd	1,751
59,940		Daishin Securities Co Ltd	515
29,060		Daishin Securities Co Ltd PF	169
4,813,135		Daiwa Securities Group, Inc	41,702
130,557	*,e	DeA Capital S.p.A.	255
18,936	e	Deerfield Capital Corp	171
712,552		Deutsche Bank AG.	25,043
11,744	*	Deutsche Beteiligungs AG.	347
161,992		Deutsche Boerse AG.	12,560
10,540		Diamond Hill Investment Group, Inc	1,346
1,816,580		Discover Financial Services	112,592
2,317,475	*	Dubai Financial Market	1,647
48,713	*	Dundee Corp	784
366,724	*	E*Trade Financial Corp	7,797
30,650	*	East Capital Explorer AB	264
251,323		Eaton Vance Corp	9,497
3,322		EFG Financial Products Holding AG.	797
114,029	e	EFG International	1,329
999,622	*	Egypt Kuwait Holding Co	1,055
512,469	*	Egyptian Financial Group-Hermes Holding	1,101
231,300	*	Element Financial Corp	2,922
85,900	*,e	Encore Capital Group, Inc	3,902
23,694		Eurazeo	1,972
166,259		Evercore Partners, Inc (Class A)	9,583
74,027		Exor S.p.A.	3,037
199,112	*,e	Ezcorp, Inc (Class A)	2,300
2,158,200		Far East Horizon Ltd	1,576
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,023	*	FBR & Co	$896
86,067	e	Federated Investors, Inc (Class B)	2,661
127	e	Fidus Investment Corp	3
266,129	e	Financial Engines, Inc	12,050
14,200	e	Financial Products Group Co Ltd	128
95,102	*,e	First Cash Financial Services, Inc	5,477
2,730,785		First Pacific Co	3,048
6,020,169		FirstRand Ltd	23,063
256,583		FlexiGroup Ltd	767
133,250		Fonterra Shareholders’ Fund	677
385,866		Franklin Resources, Inc	22,318
67,648	e	Friedman Billings Ramsey Group, Inc (Class A)	1,849
7,943,286		Fubon Financial Holding Co Ltd	11,474
25,253,634		Fuhwa Financial Holdings Co Ltd	13,656
34,300	e	Fuyo General Lease Co Ltd	1,534
168,910	e	FXCM, Inc	2,527
83,988	e	Gain Capital Holdings, Inc	661
22,802		GAMCO Investors, Inc (Class A)	1,894
267,469	e	GFI Group, Inc	888
24,137	e	Gimv NV	1,208
186,590	*	Global Infratech & Finance Ltd	67
70,195		Gluskin Sheff + Associates, Inc	2,095
72,466		GMP Capital, Inc	579
1,326,910		Goldman Sachs Group, Inc	222,178
263	e	Golub Capital BDC, Inc	5
118,431	*	Green Dot Corp	2,248
89,944	e	Greenhill & Co, Inc	4,430
72,983		Groupe Bruxelles Lambert S.A.	7,585
883	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
549,023		Grupo de Inversiones Suramericana S.A.	11,668
29,448		Grupo de Inversiones Suramericana S.A. (Preference)	624
188,800	e	Grupo Financiero Interacciones S.A. de C.V.	1,368
193,270		GT Capital Holdings, Inc	3,853
1,120,888	*	Gulf General Investment Co	253
568,000	e	Guotai Junan International Hol	322
1,635,966		Haci Omer Sabanci Holding AS	7,641
3,800,800		Haitong Securities Co Ltd	5,893
27,167		Hankook Tire Worldwide Co Ltd	603
84,290	*	Hanwha Securities Co	287
314,513		Hargreaves Lansdown plc	6,659
134,233		Hellenic Exchanges S.A.	1,524
2,434,091		Henderson Group plc	10,019
202,652		HFF, Inc (Class A)	7,537
160,800		Hitachi Capital Corp	4,505
8,930	*	HMC Investment Securities Co Ltd	90
1,103,102	e	Hong Kong Exchanges and Clearing Ltd	20,564
138,396	*	Hyundai Securities Co	808
30,500		IBJ Leasing Co Ltd	804
90,920		ICAP plc	591
40,600		Ichiyoshi Securities Co Ltd	573
1,505,109	*	IFCI Ltd	1,054
847,878		IG Group Holdings plc	8,518
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
187,412	e	IGM Financial, Inc	$8,971
105,600	e	IMF Australia Ltd	183
227,644		India Infoline Ltd	479
305,403		Indiabulls Housing Finance Ltd	1,930
18,736		Indiabulls Securities Ltd	9
88,142		Industrivarden AB	1,740
128,704		Infrastructure Development Finance Co Ltd	289
17,163,273	*	ING Groep NV	240,843
1,484,065	*,e	ING Groep NV (ADR)	20,807
91,018		Interactive Brokers Group, Inc (Class A)	2,120
179,983	*,m	Interbolsa S.A.	0	^
593,443		IntercontinentalExchange Group, Inc	112,101
986,385		Intermediate Capital Group plc	6,584
53,979	*	International Assets Holding Corp	1,075
287,504		International Personal Finance plc	2,887
153,000	*	Internet Capital Group, Inc	3,195
83,617		Inversiones La Construccion S.A.	1,010
705,140		Invesco Ltd	26,619
271,544		Investec Ltd	2,491
276,934		Investec plc	2,551
139,261	*	Investment Technology Group, Inc	2,351
509,837		Investor AB (B Shares)	19,104
375,701		IOOF Holdings Ltd	2,976
14,984		Is Finansal Kiralama AS.	7
47,319	e	iShares China Large-Cap ETF	1,753
194,971	e	iShares MSCI Canada Index Fund	6,280
988,658	e	iShares MSCI EAFE Index Fund	67,595
467,603		iShares MSCI Emerging Markets	20,214
65,435	e	iShares MSCI Japan Index Fund	788
149,481	e	iShares Russell 2000 Index Fund	17,760
83,600		Iwai Securities Co Ltd	970
146,100	e	J Trust Co Ltd	2,149
160,000		Jaccs Co Ltd	825
76,817	*,e	Jafco Co Ltd	3,363
559,123	e	Janus Capital Group, Inc	6,978
1,277,200		Japan Securities Finance Co Ltd	7,948
43,727	*,e	JGWPT Holdings, Inc	492
2,324,930		Jih Sun Financial Holdings Co Ltd	664
202,810		JSE Ltd	1,829
200,738		Julius Baer Group Ltd	8,270
378,928		Julius Baer Holding AG.	7,212
764,725		Jupiter Investment Management Group Ltd	5,223
846,000		K1 Ventures Ltd	127
93,800	*	kabu.com Securities Co Ltd	462
478,195	*	Kailash Auto Finance Ltd	244
41,429	*,e	KBC Ancora	1,251
198,626	*	KCG Holdings, Inc	2,360
507,226		Kinnevik Investment AB (Series B)	21,612
17,273		KIWOOM Securities Co Ltd	714
43,090		Korea Investment Holdings Co Ltd	1,711
48,900		Krungthai Card PCL	66
42,540		Kyobo Securities Co	272
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,900		Kyokuto Securities Co Ltd	$380
311,623	*,e	Ladenburg Thalmann Financial Services, Inc	982
980,086		Lazard Ltd (Class A)	50,533
870,759		Legg Mason, Inc	44,679
574,967		Leucadia National Corp	15,076
78,469		London Stock Exchange Group plc	2,694
136,750		LPL Financial Holdings, Inc	6,802
90,886		Lundbergs AB (B Shares)	4,378
313,588		Macquarie Group Ltd	17,640
148,871	e	Magellan Financial Group Ltd	1,534
293,182		Mahindra & Mahindra Financial Services Ltd	1,375
107	e	Main Street Capital Corp	4
31,913,744		Man Group plc	57,436
441,436		Manappuram General Finance & Leasing Ltd	173
69,461		Manning & Napier, Inc	1,199
34,100	*	Marcus & Millichap, Inc	870
829,435	*	Marfin Investment Group S.A	550
182,903		MarketAxess Holdings, Inc	9,888
31,888		Marlin Business Services Corp	580
210,600		Marusan Securities Co Ltd	1,695
1,973,000		Masterlink Securities Corp	704
804,600	e	Matsui Securities Co Ltd	8,172
1,046	e	MCG Capital Corp	4
987,689		McGraw-Hill Financial, Inc	82,008
88	e	Medallion Financial Corp	1
5,486,856	*	Mediobanca S.p.A.	54,636
96,184		Meritz finance Holdings Co Ltd	714
619,540		Meritz Securities Co Ltd	1,322
12,181,000		Metro Pacific Investments Corp	1,400
72,991		Mirae Asset Securities Co Ltd	3,235
57,000		Mito Securities Co Ltd	219
1,240,860		Mitsubishi UFJ Lease & Finance Co Ltd	7,133
67,199		MLP AG.	452
25,593	*	Moelis & Co	860
1,534,700	e	Monex Beans Holdings, Inc	5,686
1,615,388		Moody’s Corp	141,605
9,733,301		Morgan Stanley	314,678
326,500	*	MPHB Capital BHD	219
227,936	*	MSCI, Inc (Class A)	10,451
1,531,700	*	Mulpha International BHD	210
1,197,500		Multi-Purpose Holdings BHD	1,137
83,354		NASDAQ OMX Group, Inc	3,219
1,198,621		Navient Corp	21,228
79,696		Nelnet, Inc (Class A)	3,302
105,157	*	NewStar Financial, Inc	1,478
65,343		NH Investment & Securities Co Ltd	387
4,010		NICE Holdings Co Ltd	50
39,184		Nicholas Financial, Inc	563
3,851,572		Nomura Holdings, Inc	27,282
146,920		Nordnet AB (Series B)	703
118,265		Northern Trust Corp	7,594
4,867,866	e	NZX Ltd	5,583
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,040		Oaktree Capital Group LLC	$352
202,000	*	Okasan Holdings, Inc	1,678
481		OKO Bank (Class A)	10
86,387		Onex Corp	5,345
38,560		Oppenheimer Holdings, Inc	925
18,269	*	Oresund Investment AB	409
554,000	*	Orient Corp	1,494
4,301,790	*	ORIX Corp	71,327
285,200	e	Osaka Securities Exchange Co Ltd	7,029
720,575		OSK Holdings BHD	402
253,331	e	OzForex Group Ltd	630
6,489		Pargesa Holding S.A.	582
3,696		Partners Group	1,010
517,000	*,m	Peregrine Investment Holdings	0	^
111,654		Perpetual Trustees Australia Ltd	4,986
327,855	*	PHH Corp	7,534
82,264		Philippine Stock Exchange, Inc	522
98,103	*	Pico Holdings, Inc	2,331
378,585	*	Pioneers Holding	700
62,292	*	Piper Jaffray Cos	3,225
539,114		Platinum Asset Mangement Ltd	3,202
221,232	e	Plus500 Ltd	1,735
18,911	*	PMC Fincorp Ltd	244
103,300		Pocket Card Co Ltd	858
158,917	*,e	Portfolio Recovery Associates, Inc	9,460
642,071		Power Finance Corp Ltd	3,280
66,000	e	PowerShares QQQ Trust Series	6,198
1,429,509		President Securities Corp	828
195,210		Provident Financial plc	7,626
1,261,390	*	PT Minna Padi Investama Tbk	84
49,459	e	Pzena Investment Management, Inc (Class A)	552
10,236	*	Qatar Industrial Manufacturing Co	125
5,134		Rathbone Brothers	174
226,916	e	Ratos AB (B Shares)	2,098
89,016		Raymond James Financial, Inc	4,516
27,630	e	RCS Capital Corp (Class A)	587
71,637	*	Regional Management Corp	1,108
315,111		Reliance Capital Ltd	3,441
25,418	*	Religare Enterprises Ltd	145
665,761		Remgro Ltd	14,401
55,116		Resource America, Inc (Class A)	515
99,247	*,e	RHJ International	483
17,700		Ricoh Leasing Co Ltd	506
978,033		RMB Holdings Ltd	4,838
908,000	*	Rowsley Ltd	200
575,779		Rural Electrification Corp Ltd	3,444
79,223	*,e	Safeguard Scientifics, Inc	1,647
70,209	*	Salam International Investment Co	297
212,602		Samsung Card Co	9,067
72,231		Samsung Securities Co Ltd	3,161
389,475		Santander Consumer USA Holdings, Inc	7,571
300,100	*,e	Sawada Holdings Co Ltd	2,681
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
83,927	*	SBI Holdings, Inc	$1,029
142,037		Schroders plc	6,087
26,309	*	SE Investments Ltd	143
715,132		SEI Investments Co	23,435
5	*,m	SFCG Co Ltd	0	^
209,243		Shriram Transport Finance Co Ltd	3,149
751,678	*	SHUAA Capital PSC	209
16,496		Silvercrest Asset Management Group, Inc	284
932,356	e	Singapore Exchange Ltd	5,200
231,254	*	SK Securities Co Ltd	162
90,848	*	SKS Microfinance Pvt Ltd	418
833,100		SLM Corp	6,923
768,475	*,e,m	SNS Reaal	10
7,139	*	Societe Fonciere Financiere et de Participations FFP	455
124,900	e	Sparx Group Co Ltd	290
88,303	e	SPDR S&P MidCap 400 ETF Trust	23,008
939,376	e	SPDR Trust Series 1	183,855
91,683	*,e	Springleaf Holdings, Inc	2,379
135,168		Sprott, Inc	384
409,246		SREI Infrastructure Finance Ltd	345
2,641,200		State Street Corp	177,647
251,190	*	Stifel Financial Corp	11,894
28,434		Sundaram Finance Ltd	440
242,417	*	SVG Capital plc	1,727
10,731		Swissquote Group Holding S.A.	409
114,880	*	SWS Group, Inc	836
480,554		T Rowe Price Group, Inc	40,564
1,516,632	e	Tai Fook Securities Group Ltd	782
416,000		Taiwan Acceptance Corp	1,138
170,000		Takagi Securities Co Ltd	457
228,931		Tamburi Investment Partners S.p.A.	780
348,772		TD Ameritrade Holding Corp	10,934
23,167		Tiptree Financial, Inc	202
39,700		TMX Group Ltd	2,190
349,380		Tokai Tokyo Securities Co Ltd	2,719
84,400		Tong Yang Investment Bank	193
253,000	*	Toyo Securities Co Ltd	780
90,800	e	Tricon Capital Group, Inc	670
257,155		Tullett Prebon plc	1,165
9,650,926		UBS AG.	176,945
999,114		UOB-Kay Hian Holdings Ltd	1,297
142,337	*,e	Uranium Participation Corp	647
897,000	e	Value Partners Group Ltd	601
37,693	*	Virtus Investment Partners, Inc	7,981
30,606		Vontobel Holding AG.	1,068
203,731	*,e	Vostok Nafta Investment Ltd (ADR)	1,606
464,265		Voya Financial, Inc	16,871
343,194		Waddell & Reed Financial, Inc (Class A)	21,480
139,894	*,e	Walter Investment Management Corp	4,166
44,643		Warsaw Stock Exchange	572
3,677,611		Waterland Financial Holdings	1,168
29,801		Wendel	4,269
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,048		Westwood Holdings Group, Inc	$1,504
531,034	*,e	WisdomTree Investments, Inc	6,564
16,707		Woori Financial Co Ltd	344
129,359		Woori Investment & Securities Co Ltd	1,116
26,862	*,e	World Acceptance Corp	2,040
746,241		Zeder Investments Ltd	400
51,400	*	Zenkoku Hosho Co Ltd	1,399
		TOTAL DIVERSIFIED FINANCIALS	4,916,106

ENERGY - 9.7%
438,566	*	Abraxas Petroleum Corp	2,745
1,060,479		Acergy S.A.	19,767
10,394		Adams Resources & Energy, Inc	812
16,606,127		Adaro Energy Tbk	1,649
587,877	*	Advantage Oil & Gas Ltd	3,950
8,505,055	*	Afren plc	21,070
16,213		Aker Kvaerner ASA	281
273,100		Alam Maritim Resources BHD	134
145,182		Alliance Holdings GP LP	9,406
194,025		Alon USA Energy, Inc	2,414
935,338	*,e	Alpha Natural Resources, Inc	3,470
99,549	e	AltaGas Income Trust	4,579
183,486		AMEC plc	3,810
106,124	*	American Eagle Energy Corp	636
2,474,298	*,e	Amerisur Resources plc	2,710
116,842	*,e	Amyris Biotechnologies, Inc	436
2,386,967		Anadarko Petroleum Corp	261,301
153,176		Anglo Pacific Group plc	459
331,885	*,e	Antero Resources Corp	21,782
1,488,000	e	Anton Oilfield Services Group	1,013
2,300,032		Apache Corp	231,429
33,503	*,e	APCO Argentina, Inc	483
138,286	*,e	Approach Resources, Inc	3,143
1,492,749	e	ARC Energy Trust	45,452
808,123	e	Arch Coal, Inc	2,950
1,230,103	*,e	Archer Ltd	2,202
63,484		Ardmore Shipping Corp	878
238,348	*	Athabasca Oil Corp	1,711
163,895	*	Athlon Energy, Inc	7,818
106,190	*	Atwood Oceanics, Inc	5,573
1,618,664	*	Australian Worldwide Exploration Ltd	2,747
45,994	e	Awilco Drilling plc	1,050
1,726,157		Baker Hughes, Inc	128,512
266,700		Bangchak Petroleum PCL	242
946,001	*	Bankers Petroleum Ltd	6,046
1,239,800		Banpu PCL (Foreign)	1,131
144,249	*	Basic Energy Services, Inc	4,215
283,978	e	Baytex Energy Trust	13,107
5,852,401		Beach Petroleum Ltd	9,266
201,731	*	Bellatrix Exploration Ltd	1,751
4,127,521		BG Group plc	87,096
482,190		Bharat Petroleum Corp Ltd	4,814
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
184,962	*,e	Bill Barrett Corp	$4,953
377,117	*	Birchcliff Energy Ltd	4,983
437,200	*	BlackPearl Resources, Inc	926
99,211	*	Bonanza Creek Energy, Inc	5,674
408,000	e	Bonavista Energy Trust	6,259
31,626	e	Bonterra Oil & Gas Ltd	1,919
343,096		Boustead Singapore Ltd	519
14,770,698		BP plc	130,070
1,131,555		BP plc (ADR)	59,690
421,599	*,e	BPZ Energy, Inc	1,299
5,465,000	*,e	Brightoil Petroleum Holdings Ltd	1,777
136,318		Bristow Group, Inc	10,990
2,189,100		Bumi Armada BHD	2,318
65,049	*	BUMI plc	83
274,423	*,e	Buru Energy Ltd	287
84,011		BW LPG Ltd	1,231
757,912		BW Offshore Ltd	1,111
147,739	*,e	C&J Energy Services, Inc	4,991
868,374		Cabot Oil & Gas Corp	29,646
677,397	*	Cairn Energy plc	2,318
973,835		Cairn India Ltd	5,910
79,994		Calfrac Well Services Ltd	1,496
151,861	*	Callon Petroleum Co	1,769
160,352		Caltex Australia Ltd	3,263
776,216	e	Cameco Corp	15,222
541,088	e	Cameco Corp (Toronto)	10,613
229,223	*	Cameron International Corp	15,521
111,500	*	Canacol Energy Ltd	726
69,200		Canadian Energy Services & Technology Corp	2,167
2,365,361		Canadian Natural Resources Ltd (Canada)	108,686
1,288,326	e	Canadian Oil Sands Trust	29,194
97,300		CanElson Drilling, Inc	745
74,400		Canyon Services Group, Inc	1,318
310,000		Capital Product Partners LP	3,540
60,395	e	CARBO Ceramics, Inc	9,308
37,400		Cardinal Energy Ltd	631
177,201	*	Carrizo Oil & Gas, Inc	12,273
114,143		CAT Oil AG.	2,926
657,350		Cenovus Energy, Inc (Toronto)	21,309
137,400	*	Cequence Energy Ltd	377
122,080	*,e	CHC Group Ltd	1,030
2,254,341	*	Cheniere Energy, Inc	161,636
1,832,665		Chesapeake Energy Corp	56,959
8,104,558		Chevron Corp	1,058,050
5,876,900	e	China Coal Energy Co	3,053
6,188,470	e	China Oilfield Services Ltd	14,883
8,618,899		China Shenhua Energy Co Ltd	24,898
2,132,000		China Suntien Green Energy Cor	692
749,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	259
467,646		Cimarex Energy Co	67,088
24,700	*	Clayton Williams Energy, Inc	3,393
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
237,673	*,e	Clean Energy Fuels Corp	$2,786
232,740	*	Cloud Peak Energy, Inc	4,287
40,143,700		CNOOC Ltd	72,165
2,077,885		Coal India Ltd	13,307
1,114,152	*	Cobalt International Energy, Inc	20,445
180,048	*,e	Compagnie Generale de Geophysique S.A.	2,551
182,911		Comstock Resources, Inc	5,275
493,944	*	Concho Resources, Inc	71,375
3,933,503		ConocoPhillips	337,219
1,145,089		Consol Energy, Inc	52,754
82,252	*	Contango Oil & Gas Co	3,480
318,989	*,e	Continental Resources, Inc	50,413
51,745	e	Core Laboratories NV	8,645
205,974		Cosan SA Industria e Comercio	3,738
1,159,000	*	Cosmo Oil Co Ltd	2,486
322,125	e	Crescent Point Energy Corp	14,276
126,728	*	Crew Energy, Inc	1,312
29,414		CropEnergies AG.	198
31,587	e	CVR Energy, Inc	1,522
4,355,839	*	Dana Gas PJSC	712
31,089		Dawson Geophysical Co	891
868,650		Dayang Enterprise Holdings BHD	974
205,866	*,e	Deep Sea Supply plc	334
190,700	*	DeeThree Exploration Ltd	2,037
14,001		Delek Group Ltd	5,791
280,523		Delek US Holdings, Inc	7,919
170,100	*	Delphi Energy Corp	693
666,888		Denbury Resources, Inc	12,311
395,408	*,e	Denison Mines Corp	500
81,995	*,e	Det Norske Oljeselskap ASA	896
1,209,420		Devon Energy Corp	96,028
252,010		DHT Holdings, Inc	1,814
26,299	e	Diamond Offshore Drilling, Inc	1,305
143,720	*	Diamondback Energy, Inc	12,762
720,345	*	DNO International ASA	2,765
797,633	*,e	Dolphin Group AS.	799
26,138	*	Dorian LPG Ltd	601
688,075		Dragon Oil plc	7,215
335,376	*	Dresser-Rand Group, Inc	21,374
3,513,332	*,e	Drillsearch Energy Ltd	4,836
158,778	*	Dril-Quip, Inc	17,345
719,000	e	Dyna-Mac Holdings Ltd	216
7,478,695		Ecopetrol S.A.	13,583
207,938	*,e	Electromagnetic GeoServices AS	217
209,846	*,e	Emerald Oil, Inc	1,605
1,012,961		Empresas COPEC S.A.	13,200
111,411	e	Enbridge Income Fund	2,915
689,575		Enbridge, Inc	32,719
949,553		EnCana Corp	22,496
2,230	*,e	Endeavour International Corp	3
155,018		Enerflex Ltd	2,952
249,634		Energen Corp	22,187
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,671,000		Energy Absolute PCL	$945
1,307,200		Energy Earth PCL	240
1,003,961	*,e	Energy Resources of Australia Ltd	1,155
382,462	e	Energy XXI Bermuda Ltd	9,038
356,180	e	Enerplus Resources Fund	8,976
2,903,220		ENI S.p.A.	79,402
869,152	*	Enquest plc (London)	2,100
810	e	Ensco plc	45
187,193		Ensign Energy Services, Inc	2,907
3,318,875		EOG Resources, Inc	387,844
999,225	*,e	EP Energy Corp	23,032
137,342		Equal Energy Ltd	744
736,613		Equitable Resources, Inc	78,744
76,405	*	Era Group, Inc	2,191
68,657		ERG S.p.A.	1,060
293,100		Essential Energy Services Ltd	758
2,656		Esso SA Francaise	129
1,545,400	*	Esso Thailand PCL (Foreign)	288
113,849	*	Etablissements Maurel et Prom	1,952
101,370		Eurasia Drilling Co Ltd (GDR)	3,193
47,837	*	Euronav NV	585
61,794		Evolution Petroleum Corp	677
2,276,557	e	EXCO Resources, Inc	13,409
58,490		Exmar NV	949
225,414		Exterran Holdings, Inc	10,141
16,152,124		Exxon Mobil Corp	1,626,196
2,988,800	e	Ezion Holdings Ltd	4,991
858,200	e	Ezra Holdings Ltd	764
211,854	*	Faroe Petroleum plc	448
1,258,565	*	FMC Technologies, Inc	76,861
444,997	*,e	Forest Oil Corp	1,015
1,848,680		Formosa Petrochemical Corp	4,814
205,369	*	Forum Energy Technologies, Inc	7,482
67,054	e	Frank’s International NV	1,650
103,364		Fred Olsen Energy ASA	2,931
120,213	e	Freehold Royalty Trust	3,017
240,476	*,e	Frontline Ltd	702
135,943	e	Fugro NV	7,774
172,046	*,e	FX Energy, Inc	621
204,784		Galp Energia SGPS S.A.	3,754
150,030		GasLog Ltd	4,784
202,014	*	Gastar Exploration, Inc	1,760
9,582,422		Gazprom OAO (ADR)	83,261
62,658		Gazpromneft OAO (ADR)	1,381
10,875,000	*,e	Genesis Energy Holdings Ltd	341
49,330	*,e	Geospace Technologies Corp	2,717
411,909	e	Gibson Energy, Inc	13,140
34,273	*	Glori Energy, Inc	372
79,444	e	Golar LNG Ltd	4,775
106,883	*,e	Goodrich Petroleum Corp	2,950
119,880		Green Plains Renewable Energy, Inc	3,940
98,092	*	Grupa Lotos S.A.	1,195
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
133,735		GS Holdings Corp	$5,963
118,398	*	Gujarat Mineral Development Corp Ltd	333
51,360		Gulf Island Fabrication, Inc	1,105
1,014,809	*,e	Gulf Keystone Petroleum Ltd	1,892
100,325		Gulfmark Offshore, Inc	4,533
205,083	*	Gulfport Energy Corp	12,879
969,555	*,e	Halcon Resources Corp	7,068
38,470		Hallador Petroleum Co	365
5,111,568		Halliburton Co	362,972
1,924		Hankook Shell Oil Co Ltd	846
40,992		Hargreaves Services plc	530
148,498	*	Harvest Natural Resources, Inc	741
395,919	*	Helix Energy Solutions Group, Inc	10,417
4,165		Hellenic Petroleum S.A.	33
463,163		Helmerich & Payne, Inc	53,778
595,540	*,e	Hercules Offshore, Inc	2,394
204,744	*,m	Heritage Oil Ltd	1,121
1,352,501		Hess Corp	133,749
190,900	*	Hibiscus Petroleum BHD	96
1,888,000	*,e	Hidili Industry International Development Ltd	222
1,804,000	e	Hilong Holding Ltd	896
45,851	*,e	Hoegh LNG Holdings Ltd	568
247,553		Holly Corp	10,816
1,875,000	e	Honghua Group Ltd	464
1,241,663	*,e	Horizon Oil Ltd	410
137,575	*,e	Hornbeck Offshore Services, Inc	6,455
158,243		Hunting plc	2,323
703,927	e	Husky Energy, Inc	22,733
80,900		Idemitsu Kosan Co Ltd	1,757
133,608	*,e	IGAS Energy plc	290
300,834	e	Imperial Oil Ltd	15,853
1,535,736		Inner Mongolia Yitai Coal Co	1,966
1,480,700		Inpex Holdings, Inc	22,525
307,960	e	Inter Pipeline Ltd	9,559
790,127	*	ION Geophysical Corp	3,334
149,020	*	Ipek Matbacilik Sanayi Ve Ticaret AS	189
18,559,600		IRPC PCL (Foreign)	1,933
3,133	*,e	Isramco, Inc	398
430,700	*	Ithaca Energy, Inc	1,122
128,453		Itochu Enex Co Ltd	923
6,100	*,e	Japan Drilling Co Ltd	320
36,400		Japan Petroleum Exploration Co	1,519
887,973		John Wood Group plc	12,244
47,803	*	Jones Energy, Inc (Class A)	980
1,057,807		JX Holdings, Inc	5,661
278,350	*,e	Karoon Gas Australia Ltd	806
101,355	*	Kelt Exploration Ltd	1,447
493,347	*	Key Energy Services, Inc	4,509
355,876	e	Keyera Facilities Income Fund	26,218
391	*,e	Kinder Morgan Management LLC	31
2,996,420		Kinder Morgan, Inc	108,650
11,893	*,e	KiOR, Inc (Class A)	4
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
123,402		Knightsbridge Tankers Ltd	$1,751
1,722,637	*	KNM Group BHD	486
838,688	*	Kodiak Oil & Gas Corp	12,203
59,500	*	Koninklijke Vopak NV	2,905
223,228	*	Kosmos Energy LLC	2,507
315,000	*	KrisEnergy Ltd	205
438,654	e	Kumba Resources Ltd	5,720
527,368		Kvaerner ASA	1,082
408,854	*,e	Laredo Petroleum Holdings, Inc	12,666
191,800	*	Legacy Oil & Gas, Inc	1,700
265,207	e	Lightstream Resources Ltd	2,028
69,970		Lubelski Wegiel Bogdanka S.A.	2,747
883,062		LUKOIL (ADR)	52,603
25,317	*	Lundin Petroleum AB	512
138,511		Magellan Midstream Partners LP	11,640
800,871	*	Magnum Hunter Resources Corp	6,567
4,318,801		Marathon Oil Corp	172,407
1,488,019		Marathon Petroleum Corp	116,170
254,291	*	Maridive & Oil Services SAE	267
744,342	*	Matador Resources Co	21,794
196,625	*	Matrix Service Co	6,447
294,355	e	Maurel & Prom Nigeria	1,644
1,212,782	*,e	McDermott International, Inc	9,811
68,513	*	MEG Energy Corp	2,497
133,491	*,e	Midstates Petroleum Co, Inc	965
3,720,000	e	MIE Holdings Corp	686
114,340	*,e	Miller Petroleum, Inc	732
52,383	*	Mitcham Industries, Inc	732
18,500	e	Modec, Inc	442
55,825		MOL Hungarian Oil and Gas plc	2,985
84,761		Motor Oil Hellas Corinth Refineries S.A.	898
204,767	e	Mullen Group Ltd	5,895
394,101		Murphy Oil Corp	26,200
2,424,838		Nabors Industries Ltd	71,217
48,350	*	Naphtha Israel Petroleum Corp Ltd	357
977,993		National Oilwell Varco, Inc	80,538
47,129	*	Natural Gas Services Group, Inc	1,558
294,438		Navios Maritime Acq Corp	1,092
316,362		Neste Oil Oyj	6,173
1,474,366		New Zealand Oil & Gas Ltd	1,026
764,249	*	Newfield Exploration Co	33,780
3,016,000	e	Newocean Energy Holdings Ltd	2,256
408,949	*	Newpark Resources, Inc	5,096
266,000	*	Nippon Coke & Engineering Co Ltd	307
175,879		Noble Corp plc	5,902
1,454,034		Noble Energy, Inc	112,629
332,370	e	Nordic American Tanker Shipping	3,167
419,586	e	North Atlantic Drilling Ltd	4,456
235,083	*,e	Northern Oil And Gas, Inc	3,829
160,855		NovaTek OAO (GDR)	19,973
53,321	*,e	Nuverra Environmental Solutions, Inc	1,072
484,690	*	NuVista Energy Ltd	5,428
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
208,169	*	Oasis Petroleum, Inc	$11,635
2,624,025		Occidental Petroleum Corp	269,304
93,807		Ocean Yield ASA	604
243,950		Oceaneering International, Inc	19,060
65,805		Odfjell Drilling Ltd	360
321,623		Oil India Ltd	3,142
1,511,614	*	Oil Refineries Ltd	438
1,752,016		Oil Search Ltd	15,986
91,632	*	Oil States International, Inc	5,873
217,659		OMV AG.	9,833
652,613		Oneok, Inc	44,430
1,021,060	*	Ophir Energy plc	3,850
1,074,385		Origin Energy Ltd	14,809
71,454	*	Pacific Ethanol, Inc	1,093
2,415,000	e	Pacific Radiance Ltd	2,575
482,173		Pacific Rubiales Energy Corp (Toronto)	9,797
99,100	*	Painted Pony Petroleum Ltd	1,268
995,999	*,e	Paladin Resources Ltd	277
21,624		Panhandle Oil and Gas, Inc (Class A)	1,212
107,161	*	Paramount Resources Ltd (Class A)	5,980
276,300	*	Parex Resources, Inc	3,250
443,592	*	Parker Drilling Co	2,892
212,386	e	Parkland Income Fund	4,092
261,150	*,e	Parsley Energy, Inc	6,286
150,526		Pason Systems, Inc	4,232
1,020,129		Patterson-UTI Energy, Inc	35,643
5,276		Paz Oil Co Ltd	853
436,982		PBF Energy, Inc	11,646
276,321	*	PDC Energy, Inc	17,450
113,640	e	Peabody Energy Corp	1,858
523,838	e	Pembina Pipeline Income Fund	22,538
451,999	e	Pengrowth Energy Trust	3,241
249,299	*,e	Penn Virginia Corp	4,226
372,671	e	Penn West Energy Trust	3,639
502,580	*	Perdana Petroleum BHD	287
794,000	*	Perisai Petroleum Teknologi BHD	388
48,220		Petrofac Ltd	992
477,000	*	Petro-King Oilfield Services Ltd	137
4,615,176		Petroleo Brasileiro S.A.	33,922
390,800		Petroleo Brasileiro S.A. (ADR)	5,717
7,054,782		Petroleo Brasileiro S.A. (Preference)	55,206
265,125		Petroleum Geo-Services ASA	2,807
636,018		Petronas Dagangan BHD	4,765
185,372	*	Petroquest Energy, Inc	1,394
1,370,105	e	Peyto Energy Trust	51,759
50,000	*,m	Peyto Exploration & Development Corp	1,889
47,037	*	PHI, Inc	2,096
2,807,790		Phillips 66	225,831
79,200	e	PHX Energy Services Corp	1,231
303,605	*	Pioneer Energy Services Corp	5,325
650,873		Pioneer Natural Resources Co	149,577
163,345		Plains GP Holdings LP	5,225
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,078,158	*,e	Polarcus Ltd	$606
3,042,455		Polish Oil & Gas Co	5,256
377,767		Polski Koncern Naftowy Orlen S.A.	5,097
100,100	*,m	Poseidon Concepts Corp	1
328,400		Precision Drilling Trust	4,650
633,980		Premier Oil plc	3,620
37,337	*	Profire Energy, Inc	168
266,976	e	ProSafe ASA	2,200
22,589,400	*	PT Benakat Petroleum Energy	242
588,200	*	PT Bumi Resources Tbk	8
81,175,200	*	PT Energi Mega Persada Tbk	644
595,000	*	PT Golden Eagle Energy Tbk	315
1,810,500		PT Harum Energy Indonesia Tbk	356
2,943,000		PT Indika Energy Tbk	157
509,000		PT Indo Tambangraya Megah	1,159
1,854,200		PT Medco Energi Internasional Tbk	555
20,000		PT Resource Alam Indonesia Tbk	3
24,204,500	*	PT Sugih Energy Tbk	888
3,441,034		PT Tambang Batubara Bukit Asam Tbk	3,117
350,600		PTT Exploration & Production PCL (ADR)	1,810
4,189,830		PTT Exploration & Production PCL (Foreign)	21,626
1,744,250		PTT PCL (Foreign)	17,103
256,200		QGEP Participacoes S.A.	1,044
388,607	*,e	Quadrise Fuels International plc	206
330,203		Questar Market Resources, Inc	11,392
460,778	*,e	Quicksilver Resources, Inc	1,230
356,600	*	Raging River Exploration, Inc	3,626
641,561	e	Range Resources Corp	55,784
4		Refineria La Pampilla S.A. Relapasa	0	^
2,560,870		Reliance Industries Ltd	43,238
272,291	*	Renewable Energy Group, Inc	3,123
2,153,286		Repsol YPF S.A.	56,775
291,642	*,e	Resolute Energy Corp	2,520
143,495	*	Rex Energy Corp	2,541
297,000	*	Rex International Holding Ltd	150
52,830	*	Rex Stores Corp	3,873
33,670	*	Rice Energy, Inc	1,025
36,951	*,e	RigNet, Inc	1,989
56,352	*	Ring Energy, Inc	983
118,200	*	RMP Energy Inc	1,046
954,967	*	Roc Oil Co Ltd	540
355,101	*,e	Rockhopper Exploration plc	535
225,180	*	Rosetta Resources, Inc	12,351
1,506,693		Rosneft Oil Co (GDR)	10,998
618,425		Rowan Cos plc	19,746
7,118,773		Royal Dutch Shell plc (A Shares)	294,167
4,371,179		Royal Dutch Shell plc (B Shares)	189,972
847,144		RPC, Inc	19,899
483,088	*,e	RSP Permian, Inc	15,671
28,555	*	Saipem S.p.A.	770
333,027	*	Salamander Energy plc	798
140,000		San-Ai Oil Co Ltd	1,055
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
151,173	*,e	Sanchez Energy Corp	$5,683
887,876	*,e	SandRidge Energy, Inc	6,348
358,243		Santos Ltd	4,819
5,071,600	*	Sapurakencana Petroleum BHD	6,918
325,925	*,e	Saras S.p.A.	447
1,081,810		Sasol Ltd	64,264
193,138	e	Savanna Energy Services Corp	1,529
220,756	*	SBM Offshore NV	3,559
5,613,526		Schlumberger Ltd	662,115
23,226		Schoeller-Bleckmann Oilfield Equipment AG.	2,997
756,600	*	Scomi Energy Services BHD	230
569,500	*	Scomi Group BHD	72
745,991	e	Scorpio Tankers, Inc	7,587
82,938	*	SEACOR Holdings, Inc	6,822
419,364	e	Seadrill Ltd	16,754
198,511	e	Seadrill Ltd (Oslo Exchange)	7,867
126,500		Secure Energy Services, Inc	2,780
146,749		SemGroup Corp	11,571
1,047,456	*,e	Senex Energy Ltd	687
50	*,m	Serval Integrated Energy Services	0	^
352,100	*,e	Sevan Drilling AS.	175
219,200		Shandong Molong Petroleum Machinery Co Ltd	100
72,053		ShawCor Ltd	4,007
40,900	*	Shinko Plantech Co Ltd	320
219,798	e	Ship Finance International Ltd	4,086
960,654	e	Showa Shell Sekiyu KK	10,920
1,133,800		Siamgas & Petrochemicals PCL (Foreign)	597
61,000	*	Sinanen Co Ltd	253
8,240,000	*,e	Sino Union Energy Investment Group Ltd	409
1,390,000	e	Sinopec Kantons Holdings Ltd	1,128
71,347		SK Energy Co Ltd	7,969
11,771		SK Gas Co Ltd	1,135
24,934	*	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR)	261
77,402	*	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR) (Registered)	813
439,124		Soco International plc	3,096
65,150		S-Oil Corp	3,663
232,259	*,e	Solazyme, Inc	2,736
371,295	*,e	Songa Offshore SE	159
1,308,400	*	Southwestern Energy Co	59,519
1,766,595		Spectra Energy Corp	75,045
109,222		Sprott Resource Corp	323
816,000	e	SPT Energy Group, Inc	430
327,728	e	Spyglass Resources Corp	531
305,603		St. Mary Land & Exploration Co	25,701
1,538,125	*	Statoil ASA	47,280
214,598	*	Stone Energy Corp	10,041
2,331,259		Suncor Energy, Inc	99,407
134,778		Suncor Energy, Inc (NY)	5,746
373,194	*	Sundance Energy Australia Ltd	406
1,005,024		Superior Energy Services	36,322
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
378,765	e	Surge Energy, Inc	$2,776
2,640,748		Surgutneftegaz (ADR)	20,365
316,700	e	Surgutneftegaz (ADR) (London)	2,448
433,000	e	Swiber Holdings Ltd	189
169,524	*,e	Swift Energy Co	2,200
207,316	*	Synergy Resources Corp	2,747
4,620,649		Talisman Energy, Inc	48,979
4,250,397		Talisman Energy, Inc (Toronto)	44,932
190,769		Targa Resources Investments, Inc	26,626
391,188		Tatneft (GDR)	15,159
171,762		Technip S.A.	18,767
55,791		Tecnicas Reunidas S.A.	3,451
685,544		Teekay Corp	42,675
235,990	e	Teekay Tankers Ltd (Class A)	1,012
471,058	e	Tenaris S.A.	11,099
175,428		Tesco Corp	3,744
370,189		Tesoro Corp	21,719
73,173	*	Tethys Oil AB	843
299,807	*	Tetra Technologies, Inc	3,532
280,208	e	TGS Nopec Geophysical Co ASA	8,947
380,800	*	TH Heavy Engineering BHD	103
1,217,400		Thai Oil PCL (Foreign)	1,951
91,619		Tidewater, Inc	5,144
111,453	e	TMK OAO (GDR)	1,081
61,335		TonenGeneral Sekiyu KK	583
85,500	e	TORC Oil & Gas Ltd	1,176
45,006		Total Energy Services, Inc	980
4,115,012		Total S.A.	297,720
554,650	*	Tourmaline Oil Corp	29,244
142,000	*	Toyo Kanetsu K K	365
84,741	*	TransAtlantic Petroleum Ltd	965
1,080,883	e	TransCanada Corp	51,590
147,333		TransGlobe Energy Corp	1,106
167,047		Transocean Ltd	7,505
40,000	e	Transocean Ltd (NYSE)	1,801
253,080	*,e	Triangle Petroleum Corp	2,974
182,000	e	Trican Well Service Ltd	2,939
254,146	e	Trilogy Energy Corp	6,955
347,166		Trinidad Drilling Ltd	3,940
1,175,118		Tullow Oil plc	17,143
268,254		Tupras Turkiye Petrol Rafine	6,258
74,343		Turcas Petrolculuk AS	87
286,200	e	Twin Butte Energy Ltd	483
912,731	*,e	Ultra Petroleum Corp	27,099
622,600		Ultrapar Participacoes S.A.	14,822
153,858	*	Unit Corp	10,590
247,347	*	Vaalco Energy, Inc	1,788
3,184,812		Valero Energy Corp	159,559
751,377	*,e	Vantage Drilling Co	1,443
426,000	e	Veresen, Inc	7,486
427,613	e	Vermilion Energy Trust	29,755
31,648	*	Vertex Energy, Inc	307
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
141,140		W&T Offshore, Inc	$2,310
5,016,515		Wah Seong Corp BHD	2,955
279,117	*	Warren Resources, Inc	1,731
813,281	*	Weatherford International Ltd	18,705
199,300	e	Western Energy Services Corp	2,081
306,785	e	Western Refining, Inc	11,520
105,574	e	Westfire Energy Ltd	560
48,730	*,e	Westmoreland Coal Co	1,768
208,600	e	Whitecap Resources, Inc	3,220
850,318	*,e	Whitehaven Coal Ltd	1,150
383,124	*	Whiting Petroleum Corp	30,746
179,074	*	Willbros Group, Inc	2,212
4,632,395		Williams Cos, Inc	269,652
1,398,000	*,e,m	Wison Engineering Services Co Ltd	2
819,291		Woodside Petroleum Ltd	31,765
135,154		World Fuel Services Corp	6,654
411,319		WorleyParsons Ltd	6,747
362,548	*	WPX Energy, Inc	8,669
295,238	*,e	Xcite Energy Ltd	339
2,732,900	e	Yanzhou Coal Mining Co Ltd	2,059
390,338		Z Energy Ltd	1,339
		TOTAL ENERGY	12,541,589

FOOD & STAPLES RETAILING - 1.5%
424,502		Aeon Co Ltd	5,224
14,200		Ain Pharmaciez Inc	685
4,883	*	Al Meera Consumer Goods Co	227
1,171,781		Alimentation Couche Tard, Inc	32,099
358,877		Almacenes Exito S.A.	6,040
123,557		Andersons, Inc	6,373
36,379		Arcs Co Ltd	769
35,389	e	Axfood AB	1,922
367,599	*	BIM Birlesik Magazalar AS	8,434
39,862		Bizim Toptan Satis Magazalari AS	355
2,381,103		Booker Group plc	5,285
325,528	*	Brazil Pharma S.A.	544
581,128		Carrefour S.A.	21,429
120,625		Casey’s General Stores, Inc	8,479
196,953		Casino Guichard Perrachon S.A.	26,112
33,600	*	Cawachi Ltd	642
2,567,934		Centros Comerciales Sudamericanos S.A.	8,456
56,176	*,e	Chefs’ Warehouse Holdings, Inc	1,111
1,400,800		China Resources Enterprise	3,888
290,306		Cia Brasileira de Distribuicao Grupo Pao de Acucar	13,532
7,493	*	CJ Freshway Corp	216
362,757	e	Clicks Group Ltd	2,166
20,860		Cocokara Fine Holdings, Inc	634
44,066		Colruyt S.A.	2,238
1,033,200	e	Controladora Comercial Mexicana S.A. de C.V.	3,871
3,593,600	*	Cosco Capital, Inc	797
10,500		Cosmos Pharmaceutical Corp	1,108
1,017,447		Costco Wholesale Corp	117,169
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,917,000		CP Seven Eleven PCL (Foreign)	$7,274
11,100		Create SD Holdings Co Ltd	380
5,750,223		CVS Corp	433,394
5,900		Daikokutenbussaan Co Ltd	151
318,218	e	Delhaize Group	21,533
134,638		Distribuidora Internacional de Alimentacion S.A.	1,239
44,076		Dongsuh Co, Inc	732
43,005		E-Mart Co Ltd	9,863
51,358		Empire Co Ltd	3,492
91,598		Eurocash S.A.	1,214
60,397	*,e	Fairway Group Holdings Corp	402
61,681		FamilyMart Co Ltd	2,659
157,319	*,e	Fresh Market, Inc	5,266
53,431		George Weston Ltd	3,941
226,926		Greggs plc	2,081
12,830		Growell Holdings Co Ltd	786
336,600	e	Grupo Comercial Chedraui S.a. DE C.V.	1,178
161,546		Hakon Invest AB	5,504
79,000		Heiwado Co Ltd	1,210
3,032	*	Indiabulls Wholesale Service	1
44,158		Ingles Markets, Inc (Class A)	1,164
5,400		Itochu-Shokuhin Co Ltd	191
4,821,301	e	J Sainsbury plc	26,025
190,661		Jean Coutu Group PJC, Inc	4,049
406,708		Jeronimo Martins SGPS S.A.	6,687
98,600		Kasumi Co Ltd	720
21,500		Kato Sangyo Co Ltd	484
172,810		Kesko Oyj (B Shares)	6,829
2,195,616		Koninklijke Ahold NV	41,170
2,652,192		Kroger Co	131,098
6,600		Kusuri No Aoki Co Ltd	239
263,719		Lawson, Inc	19,794
383,292	*,e	Lenta Ltd (ADR)	4,945
500,000	e	Lianhua Supermarket Holdings Co Ltd	274
85,029		Liberator Medical Holdings, Inc	319
28,100	e	Liquor Stores Income Fund	296
193,808	e	Loblaw Cos Ltd	8,649
495,277		Magnit OAO (GDR)	29,190
86,339	e	Majestic Wine plc	623
37,770		MARR S.p.A.	705
43,233		Maruetsu, Inc	155
111,763		Massmart Holdings Ltd	1,388
102,300		Matsumotokiyoshi Holdings Co Ltd	3,541
3,352,338	e	Metcash Ltd	8,345
261,490	*	Metro AG.	11,380
155,516	e	Metro, Inc	9,615
15,500		Ministop Co Ltd	251
27,614	*,e	Natural Grocers by Vitamin C	591
59,119	e	North West Co Fund	1,310
19,000		Okuwa Co Ltd	194
46,000	e	Olam International Ltd	95
133,541	*	Pantry, Inc	2,163
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
460,107		Pick’n Pay Holdings Ltd	$1,090
518,113	e	Pick’n Pay Stores Ltd	2,837
1,486,420		President Chain Store Corp	11,912
59,111		Pricesmart, Inc	5,145
244,972		Raia Drogasil S.A.	2,022
59,981		Rallye S.A.	3,273
8,059		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	413
4,640,993	*	Rite Aid Corp	33,276
3,107,840	*	Robinsons Retail Holdings, Inc	5,193
233,240		Roundy’s, Inc	1,285
14,479		Ryoshoku Ltd	364
28,200		S Foods, Inc	409
249,838		Safeway, Inc	8,579
17,400		San-A Co Ltd	528
1,205,821		Seven & I Holdings Co Ltd	50,825
941,000	e	Sheng Siong Group Ltd	491
787,607		Shoprite Holdings Ltd	11,412
101,941		Shufersal Ltd	332
3,057,789	e	Sonae SPGS S.A.	5,021
403,484		Spar Group Ltd	4,721
141,955		Spartan Stores, Inc	2,983
151,410	*,e	Sprouts Farmers Market, Inc	4,954
46,700		Sugi Pharmacy Co Ltd	2,131
3,149,900	e	Sun Art Retail Group Ltd	3,605
57,100		Sundrug Co Ltd	2,543
755,693	*,e	Supervalu, Inc	6,212
55,977	*,e	Susser Holdings Corp	4,519
1,122,742		Sysco Corp	42,047
599,000	*	Taiwan TEA Corp	401
5,231,634		Tesco plc	25,427
47,376		Tsuruha Holdings, Inc	2,614
180,311	*	United Natural Foods, Inc	11,738
799,000		UNY Co Ltd	5,010
43,800		Valor Co Ltd	727
26,874		Village Super Market (Class A)	635
2,681,914		Walgreen Co	198,810
7,038,621		Wal-Mart de Mexico S.A. de C.V. (Series V)	18,826
2,769,766		Wal-Mart Stores, Inc	207,926
45,485		Weis Markets, Inc	2,080
1,081,691		Wesfarmers Ltd	42,685
1,341,491		Whole Foods Market, Inc	51,822
3,130,889		WM Morrison Supermarkets plc	9,819
758,934		Woolworths Ltd	25,202
724,799	*	Wumart Stores, Inc	563
7,600		Yaoko Co Ltd	401
42,700		Yokohama Reito Co Ltd	349
		TOTAL FOOD & STAPLES RETAILING	1,927,741

FOOD, BEVERAGE & TOBACCO - 4.6%
255,045	*	22nd Century Group, Inc	783
426,996	*,e	a2 Milk Co Ltd	258
31,253		AarhusKarlshamn AB	2,088
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
210,557		Agthia Group PJSC	$321
862	*	AGV Products Corp	0	^
364,865		Ajinomoto Co, Inc	5,719
11,691	e	Alico, Inc	438
452,262		Alicorp S.A.	1,328
45,216		Alliance Grain Traders, Inc	903
326,486	*	Alliance One International, Inc	816
9,572,638		Altria Group, Inc	401,476
9,169,080		AMBEV S.A.	65,402
1,165,400		AMBEV S.A. (ADR)	8,204
12,805	*	AMBEV S.A. (Receipt)	89
28,907		Amsterdam Commodities NV	669
240,426	*	Anadolu Efes Biracilik Ve Malt Sanayii AS	2,946
107,017		Anheuser-Busch InBev NV (ADR)	12,301
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
277,800	*	Anhui Gujing Distillery Co Ltd	576
53,380	*,e	Annie’s, Inc	1,805
225,180	*	AquaChile S.A.	147
2,908,855		Archer Daniels Midland Co	128,310
20,300		Ariake Japan Co Ltd	534
64,554		Aryzta AG.	6,114
439,114		Asahi Breweries Ltd	13,789
1,040,624	e	Asian Citrus Holdings Ltd	234
416,368		Associated British Foods plc	21,715
97,354	e	Astral Foods Ltd	1,117
14,187		Atria Group plc	137
771,000	*,m	Ausnutria Dairy Corp Ltd	1
225,607		Austevoll Seafood ASA	1,481
530,164	*	Australian Agricultural Co Ltd	615
644,413		AVI Ltd	3,711
169,916		B&G Foods, Inc (Class A)	5,555
50,070		Bakkafrost P	975
213,659		Balrampur Chini Mills Ltd	287
2,694		Barry Callebaut AG.	3,659
28,181	*	Belvedere S.A.	324
8,517		Binggrae Co Ltd	729
209,000	e	Biostime Internatonal Holdings Ltd	1,159
212,945	*,e	Black Earth Farming Ltd	183
26,315		Bonduelle S.C.A.	771
26,059	*,e	Boston Beer Co, Inc (Class A)	5,825
185,906	*,e	Boulder Brands, Inc	2,636
12,300		BrasilAgro-Co Brasileira de Propriedades Agricolas	53
36,569		Britannia Industries Ltd	613
257,400		British American Tobacco Malaysia BHD	5,254
2,636,242		British American Tobacco plc	156,862
5,012,551		Britvic plc	62,404
634,798		Brown-Forman Corp (Class B)	59,779
903,000	e	Bumitama Agri Ltd	874
392,728		Bunge Ltd	29,706
392,356		C&C Group plc	2,442
41,958		Calavo Growers, Inc	1,419
167,300		Calbee, Inc	4,611
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,387		Cal-Maine Foods, Inc	$3,596
723,459	e	Campbell Soup Co	33,142
18,038		Carlsberg AS (Class B)	1,943
160,000		Carlsberg Brewery-Malay BHD	608
48,154		Cermaq ASA	663
592,000	e	Changshouhua Food Co Ltd	581
3,100,200		Charoen Pokphand Foods PCL	2,603
3,184,510		China Agri-Industries Holdings Ltd	1,212
7,763,000	*,e	China Huishan Dairy Holdings Co Ltd	1,701
967,500	*	China Huiyuan Juice Group Ltd	469
2,314,900		China Mengniu Dairy Co Ltd	10,701
13,512,000	*,e	China Modern Dairy Holdings	5,308
1,930,000	*,e	China Yurun Food Group Ltd	859
176,060	*	Chiquita Brands International, Inc	1,910
350,159		Cia Cervecerias Unidas S.A.	4,108
9,425		CJ CheilJedang Corp	3,208
249,054	*	Cloetta AB	850
204,702		Clover Industries Ltd	324
290,249		Coca-Cola Amatil Ltd	2,592
26,351		Coca-Cola Bottling Co Consolidated	1,941
88,598		Coca-Cola Central Japan Co Ltd	2,256
11,653,916		Coca-Cola Co	493,660
252,717		Coca-Cola Embonor S.A.	457
1,189,704		Coca-Cola Enterprises, Inc	56,844
484,287		Coca-Cola Femsa S.A. de C.V.	5,494
176,035		Coca-Cola HBC AG.	4,041
198,044		Coca-Cola Icecek AS	4,891
88,000	e	Coca-Cola West Japan Co Ltd	1,518
3,471,200	*,e	Cofco International Ltd	1,231
1,228,925		ConAgra Foods, Inc	36,475
1,313,414	*	Constellation Brands, Inc (Class A)	115,751
79,900		Corbion NV	1,684
156,242		Cott Corp	1,104
33,232	*	Craft Brewers Alliance, Inc	368
1,019		Crown Confectionery Co Ltd	236
1,936		Dae Han Flour Mills Co Ltd	329
59,653		Daesang Corp	2,709
284,301		Dairy Crest Group plc	2,287
623,713	*	Darling International, Inc	13,036
343,174		Davide Campari-Milano S.p.A.	2,968
677,046	e	Dean Foods Co	11,909
193,346		Devro plc	823
1,349,104		Diageo plc	42,968
67,734	*,e	Diamond Foods, Inc	1,910
4,995		Dongwon F&B Co Ltd	977
2,793		Dongwon Industries Co Ltd	892
897,999		Dr Pepper Snapple Group, Inc	52,605
10,000		Dutch Lady Milk Industries BHD	145
12,700		Dydo Drinco, Inc	582
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
7,000		East Asiatic Co Ltd AS	84
249,503		Ebro Puleva S.A.	5,543
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
274,650		Embotelladora Andina S.A.	$1,033
440,558	e	Embotelladoras Arca SAB de C.V.	2,985
4,745		Emmi AG.	1,717
5,622,100	*	Emperador, Inc	1,522
138,464		Ezaki Glico Co Ltd	2,200
22,807	*	Farmer Bros Co	493
13,821	*	Farmsco	189
2,195,300		Felda Global Ventures Holdings BHD	2,845
460,000	*,m	First Natural Foods Holdings Ltd	34
2,554,500	e	First Resources Ltd	4,879
355,643		Flowers Foods, Inc	7,497
3,571,333		Fomento Economico Mexicano S.A. de C.V.	33,471
135,901		Fresh Del Monte Produce, Inc	4,165
81,773		Fuji Oil Co Ltd	1,168
33,832		Fujicco Co Ltd	425
150,000	e	Fujiya Co Ltd	296
2,002,739		General Mills, Inc	105,224
238,920		Genting Plantations BHD	863
1,941,500		GFPT PCL (Foreign)	766
216,508		Glanbia plc	3,269
9,251	*	GlaxoSmithKline Consumer Healthcare Ltd	694
3,608,000		GMG Global Ltd	252
9,754,354		Golden Agri-Resources Ltd	4,350
2,100,072	m	Goodman Fielder Ltd	1,386
228,946		GrainCorp Ltd-A	1,813
1,298,517		Great Wall Enterprise Co	1,582
1,053,959		Greencore Group plc	4,791
775,895		Groupe Danone	57,694
1,121,500	*	Gruma SAB de C.V.	13,421
1,855,128	e	Grupo Bimbo S.A. de C.V. (Series A)	5,444
274,600		Grupo Herdez SAB de C.V.	837
740,000		Grupo Lala SAB de C.V.	1,948
97,800	*	Hain Celestial Group, Inc	8,679
83,175	*	Harim & Co Ltd	438
15,530		Heineken Holding NV	1,021
241,098		Heineken NV	17,306
915,282		Hershey Co	89,121
338,500		Hey Song Corp	382
808,064		Hillshire Brands Co	50,342
16,320		Hite Holdings Co Ltd	181
72,333		HKScan Oyj	392
24,200		Hokuto Corp	480
966,500		Honworld Group Ltd	660
577,482		Hormel Foods Corp	28,499
73,952	e	House Foods Corp	1,386
345,904		Illovo Sugar Ltd	956
887,318		Imperial Tobacco Group plc	39,919
662,334		InBev NV	76,102
1,602,978		Indofood Agri Resources Ltd	1,267
1,203,100		Indofood CBP Sukses Makmur Tbk	1,017
213,600	e	Industrias Bachoco SAB de C.V.	955
356,665		Ingredion, Inc	26,764
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
60,745	*	Inventure Foods, Inc	$685
7,124,276		IOI Corp BHD	11,654
3,130,528		ITC Ltd	16,924
62,700	e	Ito En Ltd	1,607
383,000	*	Itoham Foods, Inc	1,692
83,743		J&J Snack Foods Corp	7,882
202,557		J.M. Smucker Co	21,587
1,741,430		Japan Tobacco, Inc	63,496
2,650,921		JBS S.A.	9,118
29,620		Jinro Ltd	642
32,114		John B. Sanfilippo & Son, Inc	850
203,000		J-Oil Mills, Inc	659
546,457	*	Juhayna Food Industries	923
87,573	*,e	Kagome Co Ltd	1,549
12,200		Kameda Seika Co Ltd	389
19,368		Kaveri Seed Co Ltd	245
698,134		Kellogg Co	45,867
73,548	*	Kernel Holding S.A.	808
687,196		Kerry Group plc (Class A)	51,613
813,485	e	Keurig Green Mountain, Inc	101,368
20,200		KEY Coffee, Inc	321
1,783,400		Khon Kaen Sugar Industry PCL (Foreign)	791
15,671	*	Kikkoman Corp	327
665,665		Kirin Brewery Co Ltd	9,611
94,664	e	Koninklijke Wessanen NV	567
2,737,542		Kraft Foods Group, Inc	164,116
264,683		KT&G Corp	23,413
498,573		Kuala Lumpur Kepong BHD	3,758
3,114		KWS Saat AG.	1,097
1,055,000	*,e	Labixiaoxin Snacks Group Ltd	271
61,895		Lancaster Colony Corp	5,890
182,110		Lance, Inc	4,819
52,019		Leroy Seafood Group ASA	1,900
342,987		Lien Hwa Industrial Corp	241
15,883	*,e	Lifeway Foods, Inc	222
35,007	e	Limoneira Co	769
1,337		Lindt & Spruengli AG.	6,806
59		Lindt & Spruengli AG. (Registered)	3,645
1,602,353		Lorillard, Inc	97,695
979		Lotte Chilsung Beverage Co Ltd	1,701
706		Lotte Confectionery Co Ltd	1,348
974		Lotte Samkang Co Ltd	729
36,400		M Dias Branco S.A.	1,610
7,627		Maeil Dairy Industry Co Ltd	278
285,000		Malayan Flour Mills BHD	141
117,269	e	Maple Leaf Foods, Inc	2,183
397,300	*	Marfrig Global Foods S.A.	1,072
135,000	*	Marudai Food Co Ltd	449
51,200	*	Maruha Nichiro Corp	836
371,890	*	Masan Group Corp	1,577
320,359		McCormick & Co, Inc	22,935
75,219		McLeod Russel India Ltd	397
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
583,178		Mead Johnson Nutrition Co	$54,335
153,600	*	Megmilk Snow Brand Co Ltd	1,994
97,220		MEIJI Holdings Co Ltd	6,445
209,600	*	Minerva S.A.	1,052
111,000		Mitsui Sugar Co Ltd	420
334,138		Molson Coors Brewing Co (Class B)	24,780
5,196,196		Mondelez International, Inc	195,429
1,265,367	*	Monster Beverage Corp	89,879
468,302	*	Morinaga & Co Ltd	1,017
578,000	*	Morinaga Milk Industry Co Ltd	2,079
19,694	*	Muhak Co Ltd	645
1,617,687	*	Multiexport Foods S.A.	333
543,000		Namchow Chemical Industrial Ltd	1,252
884		Namyang Dairy Products Co Ltd	707
38,122	*	National Beverage Corp	721
6,608	e	Naturex	605
21,197		Nestle India Ltd	1,737
3,225,027		Nestle S.A.	249,897
688,000		Nichirei Corp	3,305
291,000	*	Nippon Beet Sugar Manufacturing Co Ltd	546
338,000		Nippon Flour Mills Co Ltd	1,798
454,705	*	Nippon Meat Packers, Inc	8,878
425,666	*	Nippon Suisan Kaisha Ltd	1,315
340,000	e	Nisshin Oillio Group Ltd	1,245
178,850		Nisshin Seifun Group, Inc	2,137
26,495		Nissin Food Products Co Ltd	1,362
8,153		Nong Shim Co Ltd	2,302
3,126		Nong Shim Holdings Co Ltd	361
8,225		Nong Woo Bio Co Ltd	186
80,436		Nutreco NV	3,553
25,926		Oceana Group Ltd	212
363,625		Oldtown BHD	249
96,332	*	Omega Protein Corp	1,318
297,700	*,e	Organizacion Cultiba SAB de C.V.	537
4,230		Orion Corp	3,876
124,255		Orkla ASA	1,106
38,153		Osem Investments Ltd	861
3,162		Ottogi Corp	1,616
779,772		PAN Fish ASA	10,640
6,185,577		PepsiCo, Inc	552,620
1,247,000	*	Pepsi-Cola Products Philippine	130
742,371		Perdigao S.A.	17,942
152,913	e	Pernod-Ricard S.A.	18,368
72,987	*,m	Pescanova S.A.	1
877,000	e	Petra Foods Ltd	2,743
828		Philip Morris CR	431
5,858,734		Philip Morris International, Inc	493,950
854,548	*	Pilgrim’s Pride Corp	23,380
33,278		Pinar SUT Mamulleri Sanayii AS	283
65,407		Pinnacle Foods, Inc	2,152
164,146	*	Post Holdings, Inc	8,357
487,220		PPB Group BHD	2,297
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
775,296	*	Premier Foods plc	$703
34,900	e	Premium Brands Holdings Corp	710
180,000	*	Prima Meat Packers Ltd	456
1,351,524		PT Astra Agro Lestari Tbk	3,215
5,692,200	*,m	PT Austindo Nusantara Jaya	720
3,059,200		PT BW Plantation Tbk	318
7,715,700		PT Charoen Pokphand Indonesia Tbk	2,461
502,600		PT Gudang Garam Tbk	2,269
5,035,400		PT Indofood Sukses Makmur Tbk	2,848
6,600,200		PT Japfa Comfeed Indonesia Tbk	680
1,050,000		PT Malindo Feedmill Tbk	241
1,574,500		PT Nippon Indosari Corpindo Tbk	190
6,202,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,212
10,862,100		PT Salim Ivomas Pratama Tbk	925
1,512,500		PT Sampoerna Agro Tbk	298
1,161		Pulmuone Co Ltd	129
239,600		Q.P. Corp	3,901
141,792		QAF Ltd	96
1,192,950		QL Resources BHD	1,208
42,480		Radico Khaitan Ltd	80
813,603	*	Rasoya Proteins Ltd	226
206,189		Remy Cointreau S.A.	18,970
1,569,975		Reynolds American, Inc	94,748
768,900		RFM Corp	107
276,500		Rimbunan Sawit BHD	67
10,005	*	Royal UNIBREW AS	1,573
2,508,110		SABMiller plc	145,357
76,642		SABMiller plc (Johannesburg)	4,444
32,655		Sakata Seed Corp	450
170,679		Salmar ASA	2,978
3,044		Samlip General Foods Co Ltd	280
4,380		Samyang Corp	221
5,388		Samyang Holdings Corp	364
114,504		Sanderson Farms, Inc	11,130
96,800		Sao Martinho S.A.	1,752
1,508,000		Sapporo Holdings Ltd	6,077
168,130		Saputo, Inc	10,073
43,500	m	Sarawak Oil Palms BHD	94
33,558		Schouw & Co	1,649
1,199	*	Seaboard Corp	3,621
33,242	*	Seneca Foods Corp	1,017
612,700	*	Shanghai Dajiang Group	219
1,470,000	e	Shenguan Holdings Group Ltd	621
171,000	*	Showa Sangyo Co Ltd	621
1,060,821	*	Shree Renuka Sugars Ltd	490
11,110		Silla Co Ltd	281
76,500		SLC Agricola S.A.	665
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	109
446,264	*	SOS Cuetara S.A.	251
428,855		Souza Cruz S.A.	4,420
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
297,362		Standard Foods Corp	$827
590,170	*	Stock Spirits Group plc	3,017
86,646		Strauss Group Ltd	1,701
116,328	e	Suedzucker AG.	2,349
232,200		Suntory Beverage & Food Ltd	9,102
588,000	e	Super Coffeemix Manufacturing Ltd	666
151,329		Swedish Match AB	5,255
77,994	*	Synlait Milk Ltd	230
61,617	*,e	Synutra International, Inc	413
19,096	*	Taisun Enterprise Co Ltd	9
96		Taiyen Biotech Co Ltd	0	^
192,000	*	Takara Holdings, Inc	1,685
342,991		Tassal Group Ltd	1,248
498,726		Tata Tea Ltd	1,433
5,758,081		Tate & Lyle plc	67,369
770,400	*	TDM BHD	249
169,000		Tenwow International Holdings Ltd	60
238,400		Tereos Internacional S.A.	267
499,680		TH Plantations BHD	314
1,018,600		Thai Union Frozen Products PCL (ADR)	2,040
915,200		Thai Vegetable Oil PCL	635
2,707,000	e	Tibet 5100 Water Resources Holdings Ltd	929
2,240,900		Tiga Pilar Sejahtera Food Tbk	438
183,643		Tiger Brands Ltd	5,296
2,464,900		Tingyi Cayman Islands Holding Corp	6,906
208,545		Tongaat Hulett Ltd	2,911
60,297	e	Tootsie Roll Industries, Inc	1,775
70,259		Toyo Suisan Kaisha Ltd	2,166
61,733		Treasury Wine Estates Ltd	292
165,765	*	TreeHouse Foods, Inc	13,273
5,510		TS Corp	174
381,100		TSH Resources BHD	440
453,700		Tsingtao Brewery Co Ltd	3,548
89,000		Ttet Union Corp	244
2,348,690		Tyson Foods, Inc (Class A)	88,170
172,460		Ulker Biskuvi Sanayi AS	1,445
2,585,467		Unilever NV	113,174
2,405,077		Unilever plc	109,021
1,812,960	e	Uni-President China Holdings Ltd	1,390
4,709,832		Uni-President Enterprises Corp	8,459
67,974		United Breweries Ltd	790
3,606		United International Enterprises	758
84,744		United Spirits Ltd	3,376
86,808	e	Universal Corp	4,805
3,369,533		Universal Robina	11,909
292,244	*	Vanguarda Agro S.A.	377
217,634	e	Vector Group Ltd	4,501
10,094		Vilmorin & Cie	1,364
2,347,119		Vina Concha y Toro S.A.	4,758
52,517	e	Viscofan S.A.	3,131
3,158		Vranken - Pommery Monopole	117
6,885,800	e	Want Want China Holdings Ltd	9,913
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
34,100	*	Warabeya Nichiyo Co Ltd	$690
443,000		Wei Chuan Food Corp	669
1,196,844	*	WhiteWave Foods Co (Class A)	38,742
3,767,067		Wilmar International Ltd	9,643
7,969		Yakult Honsha Co Ltd	404
70,735		Yamazaki Baking Co Ltd	884
13,053		Yantai Changyu Pioneer Wine Co	29
1,370,000		Yashili International	496
1,019,000	*,e	YuanShengTai Dairy Farm Ltd	162
7,065	*	Zydus Wellness Ltd	69
		TOTAL FOOD, BEVERAGE & TOBACCO	5,985,864

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
70,618	e	Abaxis, Inc	3,129
7,118,137		Abbott Laboratories	291,132
133,844	*,e	Abiomed, Inc	3,365
204,464	*,e	Acadia Healthcare Co, Inc	9,303
233,971	*,e	Accuray, Inc	2,059
61,458	*	Addus HomeCare Corp	1,382
480,642		Advanced Computer Software Group plc	946
479,124		Advanced Medical Solutions Group plc	904
2,635,193		Aetna, Inc	213,661
467,270	*	AGFA-Gevaert NV	1,369
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0	^
122,331	*,e	Air Methods Corp	6,318
244,605		Al Noor Hospitals Group plc	4,278
148,084		Alfresa Holdings Corp	9,547
326,918	*	Align Technology, Inc	18,320
37,478	*	Alliance HealthCare Services, Inc	1,012
795,441	*	Allscripts Healthcare Solutions, Inc	12,767
33,595	*	Almost Family, Inc	742
107,853	*,e	Amedisys, Inc	1,805
578,843		AmerisourceBergen Corp	42,059
315,323	*	AMN Healthcare Services, Inc	3,878
226,184	e	Amplifon S.p.A.	1,422
180,674	*	Amsurg Corp	8,233
46,893		Analogic Corp	3,669
114,231	*	Angiodynamics, Inc	1,865
99,824	*	Anika Therapeutics, Inc	4,625
179,681		Ansell Ltd	3,359
364,671	*,e	Antares Pharma, Inc	974
155,954		Apex Biotechnology Corp	329
82,575		Apollo Hospitals Enterprise Ltd	1,366
833,885		Arseus NV	47,727
14,800		As One Corp	459
27,400	e	Asahi Intecc Co Ltd	1,126
26,237	*,e	athenahealth, Inc	3,283
88,634	*,e	AtriCure, Inc	1,629
4,720	e	Atrion Corp	1,539
49,966	e	Balda AG.	226
2,397,350		Bangkok Chain Hospital PCL	610
3,491,000		Bangkok Dusit Medical Services PCL	1,796
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
618,941		Bard (C.R.), Inc	$88,515
1,220,823		Baxter International, Inc	88,265
435,596		Becton Dickinson & Co	51,531
77,717	*,e	Bio-Reference Labs, Inc	2,349
257,322	*,e	BioScrip, Inc	2,146
1,132,000	e	Biosensors International Group Ltd	849
82,915	*	BioTelemetry, Inc	594
30,000		BML, Inc	1,161
4,614,179	*	Boston Scientific Corp	58,923
85,495	*	Brookdale Senior Living, Inc	2,850
334,500		Bumrungrad Hospital PCL	1,205
134,614		Cantel Medical Corp	4,930
87,236	*	Capital Senior Living Corp	2,080
943,738		Cardinal Health, Inc	64,703
100,709	*	Cardiovascular Systems, Inc	3,138
1,338,627	*	CareFusion Corp	59,368
41,594	e	Carl Zeiss Meditec AG.	1,275
1,246	*,e	Carmat	129
40,939	*	Castlight Health, Inc	622
760,781	*	Catamaran Corp	33,596
297,200	*	Catamaran Corp (Toronto)	13,124
12,296	*	Cegedim S.A.	432
76,410	*	Celesio AG.	2,717
263,987	*	Centene Corp	19,960
945,837	*	Cerner Corp	48,786
225,734	*,e	Cerus Corp	937
47,761	*	CHA Bio & Diostech Co Ltd	769
117,333		CHC Healthcare Group	337
57,597	e	Chemed Corp	5,398
429,000		China Pioneer Pharma Holdings Ltd	260
44,151	*,e	Chindex International, Inc	1,046
1,152,103		Cigna Corp	105,959
49,698	e	Cochlear Ltd	2,893
289,015		Coloplast AS	26,152
204,579	*,e	Community Health Systems, Inc	9,282
26,642		CompuGroup Medical AG.	758
34,309		Computer Programs & Systems, Inc	2,182
104,633		Conmed Corp	4,620
24,700		Consort Medical plc	403
42,788		Cooper Cos, Inc	5,799
800,000	e	Cordlife Group Ltd	757
65,477	*	Corvel Corp	2,958
1,878,312		Covidien plc	169,386
122,106	*	Cross Country Healthcare, Inc	796
284,436		Cruz Blanca Salud S.A.	245
106,741		CryoLife, Inc	955
132,898	*	Cyberonics, Inc	8,301
78,911	*	Cynosure, Inc (Class A)	1,677
1,094,532	*	DaVita, Inc	79,157
161,148		Dentsply International, Inc	7,630
84,256	*,e	Derma Sciences, Inc	974
230,121	*	DexCom, Inc	9,127
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
59,700		Diagnosticos da America S.A.	$379
26,093	e	DiaSorin S.p.A.	1,093
7,351		Draegerwerk AG.	790
3,411		Draegerwerk AG. & Co KGaA	340
299,814	*	Edwards Lifesciences Corp	25,736
16,400		Eiken Chemical Co Ltd	285
77,370	e	Elekta AB (B Shares)	983
205,785	*	Emeritus Corp	6,513
195,090	*	Endologix, Inc	2,967
72,608		Ensign Group, Inc	2,257
131,310	*	Envision Healthcare Holdings, Inc	4,715
116,270	*	Espirito Santo Saude SGPS S.A.	589
554,132		Essilor International S.A.	58,725
38,828	*	Exactech, Inc	980
105,743	*	ExamWorks Group, Inc	3,355
55,000		Excelsior Medical Co Ltd	115
2,394,326	*	Express Scripts Holding Co	165,999
202,831	e	Extendicare, Inc	1,399
658,900		Faber Group BHD	718
1,141,777		Fisher & Paykel Healthcare Corp	4,748
159,761	*	Five Star Quality Care, Inc	800
162,200		Fleury S.A.	1,233
83,226	*	Fortis Healthcare Ltd	169
126,865		Fresenius Medical Care AG.	8,536
78,548		Fresenius SE	11,714
13,800		Fukuda Denshi Co Ltd	804
7,447		Galenica AG.	7,268
127,255	*,e	GenMark Diagnostics, Inc	1,722
143,613	*	Gentiva Health Services, Inc	2,163
37,623		Getinge AB (B Shares)	985
63,000		Ginko International Co Ltd	1,091
317,946	*,e	Globus Medical, Inc	7,605
290,413		GN Store Nord	8,323
9,016,993	e	Golden Meditech Holdings Ltd	1,467
94,162	*	Greatbatch, Inc	4,620
38,600	*	Green Hospital Supply, Inc	1,355
3,311	*,m	Greencross (Limited Placement)	29
49,661		Greencross Ltd	433
11,928		Guerbet	492
196,230	*	Haemonetics Corp	6,923
134,282	*	Hanger Orthopedic Group, Inc	4,223
674,000		Hartalega Holdings BHD	1,303
1,702,117	*	HCA Holdings, Inc	95,965
364,029	*	Health Net, Inc	15,122
397,501		Healthsouth Corp	14,258
73,077	*	HealthStream, Inc	1,776
110,101	*,e	Healthways, Inc	1,931
51,660	*,e	HeartWare International, Inc	4,572
157,242	*	Henry Schein, Inc	18,660
106,902		Hill-Rom Holdings, Inc	4,437
265,363	*	HMS Holdings Corp	5,416
14,600		Hogy Medical Co Ltd	792
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,467,767	*	Hologic, Inc	$62,558
683,146		Humana, Inc	87,251
67,401	*	ICU Medical, Inc	4,099
116,508	*	Idexx Laboratories, Inc	15,562
2,894,400	*	IHH Healthcare BHD	3,950
66,873	*,e	iKang Healthcare Group, Inc (ADR)	1,160
46,464	*	IMS Health Holdings, Inc	1,193
18,903	*	Infinitt Healthcare Co Ltd	137
15,493	*,e	Inogen Inc	350
444,455	*,e	Insulet Corp	17,632
86,807	*	Integra LifeSciences Holdings Corp	4,085
95,983	*	Intuitive Surgical, Inc	39,526
123,002		Invacare Corp	2,260
147,782	*	Inverness Medical Innovations, Inc	5,530
25,315	*	Ion Beam Applications	399
58,160	*	IPC The Hospitalist Co, Inc	2,572
6,075	*	i-SENS Inc	308
260,000		Jeol Ltd	1,039
1,897,000	*	Jintian Pharmaceutical Group Ltd	651
24,718	*	K2M Group Holdings, Inc	368
209,987		Kindred Healthcare, Inc	4,851
62,484		Korian-Medica	2,387
930,900		Kossan Rubber Industries	1,072
985,373		KPJ Healthcare BHD	1,038
309,153	*	Laboratory Corp of America Holdings	31,657
28,985		Landauer, Inc	1,217
48,817	*,e	LDR Holding Corp	1,221
32,900	e	Leisureworld Senior Care Corp	401
47,215	*	LHC Group, Inc	1,009
2,992,536		Life Healthcare Group Holdings Pte Ltd	11,676
84,224	*	LifePoint Hospitals, Inc	5,230
262,000	*	Lifetech Scientific Corp	469
104,926	*	Magellan Health Services, Inc	6,531
6,400		Mani, Inc	356
153,691	*	Masimo Corp	3,627
1,446,716		McKesson Corp	269,393
315,825	*	MedAssets, Inc	7,213
64,400	e	Medical Facilities Corp	1,096
12,000	*	Medicare Group	250
497,436		Mediceo Paltac Holdings Co Ltd	7,053
418,605		Mediclinic International Ltd	3,216
167,922	*	Medidata Solutions, Inc	7,189
49,630	*	Medipost Co Ltd	2,924
3,232,148	e	Medtronic, Inc	206,082
221,660	*	Merge Healthcare, Inc	503
129,669	e	Meridian Bioscience, Inc	2,676
161,344	*	Merit Medical Systems, Inc	2,436
21,400		Message Co Ltd	815
687,338		Metlifecare Ltd	2,732
210,500		Microlife Corp	534
719,000	e	Microport Scientific Corp	463
60,206		Miraca Holdings, Inc	2,918
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
94,339	*	Molina Healthcare, Inc	$4,210
40,789	*	MWI Veterinary Supply, Inc	5,792
21,136		Nagaileben Co Ltd	436
22,800		Nakanishi, Inc	935
39,561		National Healthcare Corp	2,227
33,736	*	National Research Corp	472
220,699	*	Natus Medical, Inc	5,548
115,442	*	Neogen Corp	4,672
1,991,176		Network Healthcare Holdings Ltd	5,372
49,100		Nichii Gakkan Co	442
74,900		Nihon Kohden Corp	3,761
82,867		Nikkiso Co Ltd	984
287,600	e	Nipro Corp	2,582
222,643		NMC Health plc	1,905
226,057		Nobel Biocare Holding AG.	3,362
186,925	*	NuVasive, Inc	6,649
186,904	*	NxStage Medical, Inc	2,686
289,100		Odontoprev S.A.	1,243
2,035,841	*	Olympus Corp	70,046
862,917		Omnicare, Inc	57,444
191,042	*	Omnicell, Inc	5,485
209,159	*	OraSure Technologies, Inc	1,801
144,018	*	Oriola-KD Oyj (B Shares)	467
87,467	e	Orpea	6,134
67,995	*	Orthofix International NV	2,465
15,294	*,m	Osstem Implant Co Ltd	212
236,169	e	Owens & Minor, Inc	8,025
39,518	*,e	Oxford Immunotec Global plc	665
490		Pacific Hospital Supply Co Ltd	1
50,477		Paramount Bed Holdings Co Ltd	1,594
92,364	e	Patterson Cos, Inc	3,649
545,219	*,e	Pediatrix Medical Group, Inc	31,704
93,475		Pharmaniaga BHD	134
126,042	*	PharMerica Corp	3,604
110,000	*,e	Phoenix Healthcare Group Co Ltd	166
38,118		Phonak Holding AG.	5,812
46,968	*,e	PhotoMedex, Inc	575
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	399
371,057	*	Premier, Inc	10,761
851,429		Primary Health Care Ltd	3,641
11,500		Profarma Distribuidora de Produtos Farmaceuticos S.A.	112
79,947	*	Providence Service Corp	2,925
356,700	*	PT Siloam International Hospitals Tbk	435
251,000	*	PW Medtech Group Ltd	135
221,900	*	Qualicorp S.A.	2,621
156,130		Quality Systems, Inc	2,506
282,633	e	Quest Diagnostics, Inc	16,588
87,914	*,e	Quidel Corp	1,944
141,138	*	RadNet, Inc	936
316,947		Raffles Medical Group Ltd	1,035
158,824		Ramsay Health Care Ltd	6,822
3,672,000	e	Religare Health Trust	2,724
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
298,791	e	Resmed, Inc	$15,128
101,483		Rhoen Klinikum AG.	3,351
148,133	*,e	Rockwell Medical Technologies, Inc	1,776
220,780	*	RTI Biologics, Inc	960
827,796		Ryman Healthcare Ltd	6,197
11,955		Sartorius AG.	1,442
5,600		Sartorius Stedim Biotech	1,006
167,468		Selcuk Ecza Deposu Ticaret ve Sanayi AS	179
237,612		Select Medical Holdings Corp	3,707
2,109,200		Shandong Weigao Group Medical Polymer Co Ltd	2,064
2,207,200		Shanghai Pharmaceuticals Holding Co Ltd	4,591
163,581		Shenzhen Accord Pharmaceutical Co Ltd	716
3,604,389	e	Sigma Pharmaceuticals Ltd	2,479
1,177,500	e	Sinopharm Group Co	3,260
158,727	*	Sirona Dental Systems, Inc	13,089
130,228	*	Skilled Healthcare Group, Inc (Class A)	819
801,168		Smith & Nephew plc	14,179
321,700	*	So-net M3, Inc	5,122
424,711		Sonic Healthcare Ltd	6,947
342,858	*	Sorin S.p.A.	1,006
167,302	*,e	Spectranetics Corp	3,828
1,643,353		St. Jude Medical, Inc	113,802
63,000		St. Shine Optical Co Ltd	1,557
115,605	*,e	Staar Surgical Co	1,942
203,135		STERIS Corp	10,864
12,128		Stratec Biomedical Systems AG.	626
12,699		Straumann Holding AG.	2,938
798,564		Stryker Corp	67,335
8,800		Suheung Capsule Co Ltd	399
1,133,446	e	Summerset Group Holdings Ltd	3,423
1,292,600		Supermax Corp BHD	845
50,291	*,e	Surgical Care Affiliates, Inc	1,462
81,319	*	SurModics, Inc	1,742
145,593		Suzuken Co Ltd	5,423
167,624	*	Symmetry Medical, Inc	1,485
90,313		Synergy Healthcare plc	2,180
73,800		Sysmex Corp	2,775
25,978	*,e	Tandem Diabetes Care, Inc	422
283,811	*	Team Health Holdings, Inc	14,174
17,626		Teleflex, Inc	1,861
202,871	*	Tenet Healthcare Corp	9,523
99,800		Terumo Corp	2,236
270,669	*	Thoratec Corp	9,436
80,900		Toho Pharmaceutical Co Ltd	1,632
10,100		Tokai Corp (GIFU)	280
625,400		Top Glove Corp BHD	890
132,536	*	Tornier BV	3,099
20,338,000	e	Town Health International Medical Group Ltd	3,674
122,169	*	TransEnterix, Inc	616
90,397	*	Triple-S Management Corp (Class B)	1,621
20,766	*	TriVascular Technologies, Inc	323
28,400		Tsuki Corp	261
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
328,041	*,e	Unilife Corp	$971
284,609		United Drug plc	1,668
3,017,864		UnitedHealth Group, Inc	246,710
156,425	e	Universal American Corp	1,303
860,317		Universal Health Services, Inc (Class B)	82,384
57,148		US Physical Therapy, Inc	1,954
12,228		Utah Medical Products, Inc	629
8,215	*	Value Added Technologies Co Lt	170
145,461	*	Varian Medical Systems, Inc	12,094
61,398	*	Vascular Solutions, Inc	1,362
210,071	*	VCA Antech, Inc	7,371
103,212	*,e	Veeva Systems, Inc	2,627
19,877	*,e	Veracyte, Inc	340
655,600		Vibhavadi Medical Center PCL	307
218,408		Virtus Health Ltd	1,679
68,100		VITAL KSK Holdings, Inc	549
68,933	*	Vocera Communications, Inc	910
156,932	*	Volcano Corp	2,764
296,056	*	WellCare Health Plans, Inc	22,104
1,333,111		WellPoint, Inc	143,456
301,692	e	West Pharmaceutical Services, Inc	12,725
13,173	*	William Demant Holding	1,196
198,057	*	Wright Medical Group, Inc	6,219
89,333	*,e	Zeltiq Aesthetics, Inc	1,357
554,393		Zimmer Holdings, Inc	57,579
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,351,922

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
12,414		Able C&C Co Ltd	299
23,300	*	Aderans Co Ltd	365
3,419		Amorepacific Corp	5,150
8,300		Artnature, Inc	247
2,183,151		Avon Products, Inc	31,896
14,171		Bajaj Corp Ltd	55
1,426,505		Beiersdorf AG.	137,864
12,004		Bioland Ltd	199
157,163	*	Central Garden and Pet Co (Class A)	1,446
802,548		Church & Dwight Co, Inc	56,138
274,820	e	Clorox Co	25,119
3,668,077		Colgate-Palmolive Co	250,090
7		Cosmax BTI, Inc	0	^
9,693	*	Cosmax, Inc	912
398,993	e	Coty, Inc	6,835
231,276		Dabur India Ltd	721
17,800		Dr Ci:Labo Co Ltd	672
113,200		DSG International Thailand PCL	31
97,460	*	Elizabeth Arden, Inc	2,088
216,603		Energizer Holdings, Inc	26,432
1,388,187		Estee Lauder Cos (Class A)	103,087
55,400	*,e	Euglena Co Ltd	712
154,500		Fancl Corp	1,857
69,377	e	Female Health Co	382
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
157,374		Godrej Consumer Products Ltd	$2,157
158,000		Grape King Industrial Co	714
284,930	*	Harbinger Group, Inc	3,619
850,500		Hengan International Group Co Ltd	8,956
80,315		Henkel KGaA	8,077
396,063		Henkel KGaA (Preference)	45,758
317,284	e	Herbalife Ltd	20,478
1,062,415		Hindustan Lever Ltd	10,961
609,425	*	Hypermarcas S.A.	5,310
127,588	*	IGI Laboratories, Inc	678
11,583		Inter Parfums S.A.	426
107,819		Inter Parfums, Inc	3,186
308,508		Jyothy Laboratories Ltd	881
567,146		Kao Corp	22,336
240,100	*	Karex BHD	224
998,105		Kimberly-Clark Corp	111,009
1,728,437		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,838
43,600		Kobayashi Pharmaceutical Co Ltd	2,768
17,784		Korea Kolmar Co Ltd	844
8,390		Korea Kolmar Holdings Co Ltd	191
64,100		Kose Corp	2,450
10,934		LG Household & Health Care Ltd	4,922
446,000	e	Lion Corp	2,585
600,369		L’Oreal S.A.	103,371
20,779		Mandom Corp	739
41,477	*,e	Medifast, Inc	1,261
548,924		Microbio Co Ltd	604
12,300		Milbon Co Ltd	415
186,338		Natura Cosmeticos S.A.	3,142
44,142		Nature’s Sunshine Products, Inc	749
34,600		Noevir Holdings Co Ltd	694
374,547	e	Nu Skin Enterprises, Inc (Class A)	27,702
34,055	*	Nutraceutical International Corp	813
3,079,000	e	NVC Lighting Holdings Ltd	691
17,892		Oil-Dri Corp of America	547
27,742		Orchids Paper Products Co	889
48,935	e	Oriflame Cosmetics S.A.	1,140
7,882		Pacific Corp	5,819
50,700		Pigeon Corp	2,674
26,900		Pola Orbis Holdings, Inc	1,086
703,000	*,e	Prince Frog International Holdings Ltd	177
9,513,656		Procter & Gamble Co	747,678
8,008,800		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	513
3,056,500		PT Unilever Indonesia Tbk	7,551
812,759		Reckitt Benckiser Group plc	70,869
41,854	*	Revlon, Inc (Class A)	1,277
2,179,000	e	Ruinian International Ltd	492
173,768		Shiseido Co Ltd	3,169
21,611		Spectrum Brands, Inc	1,859
915,141		Svenska Cellulosa AB (B Shares)	23,834
94,805		Uni-Charm Corp	5,652
19,687	*,e	USANA Health Sciences, Inc	1,538
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
376,000	e	Vinda International Holdings Ltd	$571
70,242		WD-40 Co	5,284
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,938,765

INSURANCE - 4.2%
3,359,680		ACE Ltd	348,399
153,423		Admiral Group plc	4,065
294,285		Aegon NV	2,567
784,997		Aflac, Inc	48,866
581,313		Ageas	23,183
18,588,007	e	AIA Group Ltd	93,398
92,511		Aksigorta AS	138
11,893	*	Alleghany Corp	5,211
1,057,325		Allianz AG.	176,482
305,124		Allied World Assurance Co Holdings Ltd	11,601
4,409,433		Allstate Corp	258,922
179,111	*	Alm Brand AS	931
185,355	*	AMBAC Financial Group, Inc	5,062
274,456		American Equity Investment Life Holding Co	6,752
447,543		American Financial Group, Inc	26,656
4,776,142		American International Group, Inc	260,682
10,966		American National Insurance Co	1,252
79,200		Amerisafe, Inc	3,221
995,079		Amlin plc	7,965
3,221,385		AMP Ltd	16,103
98,483	e	Amtrust Financial Services, Inc	4,118
136,783		Anadolu Hayat Emeklilik AS	308
382,339	*	Anadolu Sigorta	256
744,310		Aon plc	67,055
24,667		April Group	604
220,928	*	Arch Capital Group Ltd	12,690
97,836		Argo Group International Holdings Ltd	5,000
143,791		Arthur J. Gallagher & Co	6,701
187,444		Aspen Insurance Holdings Ltd	8,514
1,497,427		Assicurazioni Generali S.p.A.	32,794
371,039		Assurant, Inc	24,322
221,676		Assured Guaranty Ltd	5,431
34,718	*	Atlas Financial Holdings, Inc	526
4,799,317		Aviva plc	41,873
3,438,260		AXA S.A.	82,151
2,165,834		Axis Capital Holdings Ltd	95,903
4,146		Bajaj Finserv Ltd	64
37,553		Baldwin & Lyons, Inc (Class B)	974
69,506		Baloise Holding AG.	8,184
1,028,200		BB Seguridade Participacoes S.A.	15,096
1,036,453		Beazley plc	4,485
4,941,872	*	Berkshire Hathaway, Inc (Class B)	625,443
94,700		Brazil Insurance Participco	461
197,532		Brown & Brown, Inc	6,066
15,930,807		Cathay Financial Holding Co Ltd	24,883
492,957		Catlin Group Ltd	4,511
253,363		Chesnara plc	1,390
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,154,508	*	China Insurance International Holdings Co Ltd	$2,068
8,951,124		China Life Insurance Co Ltd	23,419
2,943,706		China Life Insurance Co Ltd (Taiwan)	2,716
3,289,400		China Pacific Insurance Group Co Ltd	11,608
445,677		Chubb Corp	41,078
117,547		Cincinnati Financial Corp	5,647
167,464	*,e	Citizens, Inc (Class A)	1,239
38,054	*	Clal Insurance	734
4,277,241		ClearView Wealth Ltd	3,229
74,483		CNA Financial Corp	3,011
331,302		CNP Assurances	6,876
820,738		Conseco, Inc	14,609
325,629		Corp Mapfre S.A.	1,297
318,568	*	Cover-More Group Ltd	567
97,499		Crawford & Co (Class B)	983
1,886,800		Dai-ichi Mutual Life Insurance Co	28,118
87,441		Delta Lloyd NV	2,220
2,057,432		Direct Line Insurance Group plc	9,495
353,723		Discovery Holdings Ltd	3,232
30,886		Donegal Group, Inc (Class A)	473
46,991		Dongbu Insurance Co Ltd	2,414
60,349	*	eHealth, Inc	2,291
19,858		EMC Insurance Group, Inc	611
107,131		Employers Holdings, Inc	2,269
89,334	e	Endurance Specialty Holdings Ltd	4,609
35,318	*	Enstar Group Ltd	5,324
37,322		Erie Indemnity Co (Class A)	2,809
673,247		esure Group plc	3,068
30,114		Euler Hermes S.A.	3,618
266,474		Everest Re Group Ltd	42,766
13,857		Fairfax Financial Holdings Ltd	6,574
29,907		FBD Holdings plc	620
36,084		FBL Financial Group, Inc (Class A)	1,660
34,125		Federated National Holding Co	870
49,910		Fidelity & Guaranty Life	1,195
952,963		Fidelity National Title Group, Inc (Class A)	31,219
400,181		First American Financial Corp	11,121
1,434,155		Fondiaria-Sai S.p.A	4,607
1,215,316	*	Genworth Financial, Inc (Class A)	21,147
989,209	e	Gjensidige Forsikring BA	17,740
482,273	e	Great-West Lifeco, Inc	13,640
104,904	*,e	Greenlight Capital Re Ltd (Class A)	3,456
55,421		Grupo Catalana Occidente S.A.	2,012
54,959	*	Hallmark Financial Services	591
201,340		Hannover Rueckversicherung AG.	18,131
192,254		Hanover Insurance Group, Inc	12,141
55,331	*	Hanwha Non-Life Insurance Co Ltd	294
152,220		Harel Insurance Investments & Finances Ltd	901
4,297,219		Hartford Financial Services Group, Inc	153,883
166,888		HCC Insurance Holdings, Inc	8,168
30,472	e	HCI Group, Inc	1,237
6,438		Helvetia Holding AG.	2,956
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,142	*	Heritage Insurance Holdings, Inc	$291
1,136,408	*	Hilltop Holdings, Inc	24,160
430,539		Hiscox Ltd	5,209
155,481		Horace Mann Educators Corp	4,862
178,030		Hyundai Marine & Fire Insurance Co Ltd	5,077
30,048		Independence Holding Co	425
127,113	e	Industrial Alliance Insurance and Financial Services, Inc	5,570
52,943		Infinity Property & Casualty Corp	3,559
111,484	e	ING Canada, Inc	7,688
4,838,972		Insurance Australia Group Ltd	26,653
252,667		Jardine Lloyd Thompson Group plc	4,497
193,663	*	Just Retirement Group plc	484
15,462		Kansas City Life Insurance Co	703
187,088		Kemper Corp	6,896
484,120		Korea Life Insurance Co Ltd	3,090
127,734		Korean Reinsurance Co	1,319
227,277	e	Lancashire Holdings Ltd	2,544
20,954,825		Legal & General Group plc	80,728
283,182		Liberty Holdings Ltd	3,462
76,234		LIG Insurance Co Ltd	2,095
1,117,889		Lincoln National Corp	57,504
223,700		Loews Corp	9,845
44,101	*	Lotte Non-Life Insurance Co Ltd	136
237,893		Maiden Holdings Ltd	2,876
2,160,613		Manulife Financial Corp	42,947
9,949	*	Markel Corp	6,523
4,147,541		Marsh & McLennan Cos, Inc	214,926
786,829	*	MBIA, Inc	8,687
186,622	e	Meadowbrook Insurance Group, Inc	1,342
531,792		Mediolanum S.p.A.	4,095
50,851		Menorah Mivtachim Holdings Ltd	615
444,002	*	Mercuries Life Insurance Co Lt	264
19,049		Mercury General Corp	896
144,555		Meritz Fire & Marine Insurance Co Ltd	1,764
7,194,441		Metlife, Inc	399,723
1,183,561		Metropolitan Holdings Ltd	2,921
798,537		Migdal Insurance Holdings Ltd	1,303
1,970,088		Millea Holdings, Inc	64,843
632,491		Mitsui Sumitomo Insurance Group Holdings, Inc	15,287
147,101	e	Montpelier Re Holdings Ltd	4,700
197,843		Muenchener Rueckver AG.	43,812
130,461		National General Holdings Corp	2,270
25,193		National Interstate Corp	706
8,288		National Western Life Insurance Co (Class A)	2,067
46,733	*	Navigators Group, Inc	3,133
1,178,000	*	New China Life insurance Co Ltd	3,906
812,033		NKSJ Holdings, Inc	21,880
5,990,235		Old Mutual plc	20,244
405,931		Old Republic International Corp	6,714
99,193		OneBeacon Insurance Group Ltd (Class A)	1,541
340,141		PartnerRe Ltd	37,147
189,487		Partnership Assurance Group plc	418
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,979,400	e	People’s Insurance Co Group of China Ltd	$3,940
21,532	*	Phoenix Cos, Inc	1,042
400,893		Phoenix Group Holdings	4,453
140,627		Phoenix Holdings Ltd	518
6,687,831	e	PICC Property & Casualty Co Ltd	10,133
2,707,200		Ping An Insurance Group Co of China Ltd	20,959
100,706		Platinum Underwriters Holdings Ltd	6,531
406,531		Porto Seguro S.A.	5,862
532,803	e	Power Corp Of Canada	14,805
405,605	e	Power Financial Corp	12,624
154,235		Powszechny Zaklad Ubezpieczen S.A.	22,535
206,780		Primerica, Inc	9,894
870,602		Principal Financial Group	43,948
114,103		ProAssurance Corp	5,066
1,002,320		Progressive Corp	25,419
305,945		Protective Life Corp	21,211
2,483,754		Prudential Financial, Inc	220,483
6,417,485		Prudential plc	147,034
56,756,000		PT Panin Insurance Tbk	3,183
91,903,200	*	PT Panin Life Tbk	1,900
72,647	*	Qatar Insurance Co SAQ	1,596
1,605,784		QBE Insurance Group Ltd	16,447
194,000		Qualitas Controladora SAB de C.V.	560
320,690		Reinsurance Group of America, Inc (Class A)	25,302
219,941		RenaissanceRe Holdings Ltd	23,534
1,593,462		Resolution Ltd	8,592
164,979		RLI Corp	7,553
725,583		RMI Holdings	2,238
177,375		RSA Insurance Group plc	1,441
54,314		Safety Insurance Group, Inc	2,791
1,174,383		Sampo Oyj (A Shares)	59,368
93,262		Samsung Fire & Marine Insurance Co Ltd	23,737
72,473		Samsung Life Insurance Co Ltd	7,306
3,977,149		Sanlam Ltd	23,092
13,887		Schweizerische National-Versicherungs-Gesellschaft	955
324,775		SCOR	11,183
237,112		Selective Insurance Group, Inc	5,861
8,457,630		Shin Kong Financial Holding Co Ltd	2,609
265,000		Shinkong Insurance Co Ltd	219
57,959		Societa Cattolica di Assicurazioni SCRL	1,294
719,334	*	Sony Financial Holdings, Inc	12,281
783,053		St. James’s Place plc	10,201
99,898		Stancorp Financial Group, Inc	6,393
735,592		Standard Life plc	4,706
58,116		State Auto Financial Corp	1,362
593,180		Steadfast Group Ltd	733
81,397		Stewart Information Services Corp	2,524
527,424	*	Storebrand ASA	2,967
142,533		Sul America SA	1,010
968,592	e	Sun Life Financial, Inc	35,601
1,589,671		Suncorp-Metway Ltd	20,300
17,052		Swiss Life Holding	4,042
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,230,493		Swiss Re Ltd	$109,412
113,700		Syarikat Takaful Malaysia BHD	462
282,614		Symetra Financial Corp	6,427
2,394,734	*	T&D Holdings, Inc	32,572
444,000		Taiwan Fire & Marine Insurance Co	348
757,409	*	Taiwan Life Insurance Co Ltd	539
942,800	*	Thai Reinsurance PCL	105
1,961,073	*	Third Point Reinsurance Ltd	29,926
43,950		Tong Yang Life Insurance	423
106,061	*	Topdanmark AS	3,228
369,208		Torchmark Corp	30,246
832,145		Travelers Cos, Inc	78,280
58,800		TrygVesta AS	5,941
501,100	*	Tune Ins Holdings BHD	354
886,365		Unipol Gruppo Finanziario S.p.A	5,006
941,308		Unipol Gruppo Finanziario S.p.A (Priv)	4,876
191,233		Uniqa Versicherungen AG.	2,456
33,490	*	United America Indemnity Ltd	870
76,382		United Fire & Casualty Co	2,240
49,003		United Insurance Holdings Corp	846
97,699	e	Universal Insurance Holdings, Inc	1,267
858,495		UnumProvident Corp	29,841
300,392		Validus Holdings Ltd	11,487
62,816	e	Vittoria Assicurazioni S.p.A.	836
181,484		W.R. Berkley Corp	8,405
4,295		White Mountains Insurance Group Ltd	2,613
45,305		Wiener Staedtische Allgemeine Versicherung AG.	2,426
581		Willis Group Holdings plc	25
808,903		XL Capital Ltd	26,475
180,153		Zurich Financial Services AG.	54,260
		TOTAL INSURANCE	5,463,697

MATERIALS - 5.2%
107,952	e	A. Schulman, Inc	4,178
424,684	e	Acerinox S.A.	7,532
1,144,083		ACHEM Technology Corp	775
371,000	*	Achilles Corp	546
50,000	*	Acron JSC (GDR)	175
105,581	*	Adana Cimento	225
97,200		ADEKA Corp	1,304
1,116,274		Adelaide Brighton Ltd	3,635
146,479	*	Advanced Emissions Solutions, Inc	3,359
29,781	*	Advanced Metallurgical Group NV	291
184,694		Aeci Ltd	2,178
14,291	*	AEP Industries, Inc	498
153,516		African Barrick Gold Ltd	543
296,063	*,e	African Minerals Ltd	351
163,870		African Oxygen Ltd	327
113,535		African Rainbow Minerals Ltd	2,000
174,945		Agnico-Eagle Mines Ltd	6,699
290,368	e	Agrium, Inc (Toronto)	26,600
322,000		Aichi Steel Corp	1,285
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
735,400	*,e	Ainsworth Lumber Co Ltd	$1,909
199,916		Air Liquide	27,014
292,650		Air Products & Chemicals, Inc	37,641
113,422		Air Water, Inc	1,816
50,669		Airgas, Inc	5,518
7,679		AK Holdings, Inc	500
528,713	*,e	AK Steel Holding Corp	4,209
65,148		Akcansa Cimento AS	396
1,012,693		Akzo Nobel NV	75,931
340,970	e	Alamos Gold, Inc	3,448
252,451		Albemarle Corp	18,050
3,552,973		Alcoa, Inc	52,904
3,224,605		Alent plc	20,209
14,000		Alexandria Mineral Oils Co	161
347,789		Allegheny Technologies, Inc	15,685
385,953	*,e	Allied Nevada Gold Corp	1,451
1,211,700	e	Alpek SAB de C.V.	2,334
329,475		Altri SGPS S.A.	943
235,004	*	Alumina Ltd	300
5,383,300	*,e	Aluminum Corp of China Ltd	1,935
7,556	f	AMAG Austria Metall AG. (purchased 5/31/12, cost $177)	250
1,040,881		Ambuja Cements Ltd	3,819
1,944,848		Amcor Ltd	19,129
110,163	e	American Vanguard Corp	1,456
32,175		Ampco-Pittsburgh Corp	738
3,729,000		AMVIG Holdings Ltd	1,315
292,824		Anadolu Cam Sanayii AS	250
549,000		Anatolia Minerals Development Ltd	1,456
57,800	e	Angang New Steel Co Ltd	37
508,503		Anglo American plc (London)	12,463
103,119	*,e	Anglo Platinum Ltd	4,482
774,463	*	AngloGold Ashanti Ltd	13,221
1,965,094	e	Anhui Conch Cement Co Ltd	6,741
2,137,655		Antofagasta plc	27,926
196,946	*,e	APERAM	6,651
124,087		Aptargroup, Inc	8,315
2,877,683	*	Aquarius Platinum Ltd	1,140
219,538	*	Aquila Resources Ltd	699
198,077		ArcelorMittal	2,953
185,000	*	Argonaut Gold, Inc	766
6,560		Arkema	637
27,574	e	Asahi Holdings, Inc	475
1,920,529		Asahi Kasei Corp	14,703
313,800	*	Asanko Gold, Inc	818
513,854		Ashland, Inc	55,877
1,665,000	e	Asia Cement China Holdings Corp	1,055
2,489		Asia Cement Co Ltd	267
5,603,693		Asia Cement Corp	7,681
59,639		Asia Plastic Recycling Holding Ltd	121
463,500		Asia Polymer	402
436,402		Asian Paints Ltd	4,309
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,007		Associated Cement Co Ltd	$782
88,096		Assore Ltd	2,954
677,200		Atlas Consolidated Mining & Development	218
3,156,754	e	Atlas Iron Ltd	1,879
37,978	*	Auriga Industries (Class B)	1,948
167,560		Avery Dennison Corp	8,587
661,787		Axiall Corp	31,283
745,635	*,e	B2Gold Corp	2,173
149,018		Balchem Corp	7,981
261,300		Ball Corp	16,378
1,099,042		Barrick Gold Corp (Canada)	20,126
1,350,772		BASF AG.	157,127
6,839		BASF India Ltd	99
67,077		Baticim Bati Anadolu Cimento Sanayii AS	222
8,604		Bayer CropScience Ltd	262
4,749,100		BBMG Corp	3,064
538,260		BC Iron Ltd	1,629
751,278	*	Beadell Resources Ltd	439
90,052		Bekaert S.A.	3,365
43,484		Bemis Co, Inc	1,768
362,200		Bengang Steel Plates Co	116
112,643	*	Berger Paints India Ltd	544
6,834,162	*,a	Berry Plastics Group, Inc	176,321
4,988,368		BHP Billiton Ltd	170,126
6,055,765		BHP Billiton plc	196,867
231,671		Billerud AB	3,366
207,500	e	Bloomage Biotechnology Corp Ltd	542
731,066	*	BlueScope Steel Ltd	3,744
7,972	*	BNG Steel Co Ltd	177
121,861	*	Boise Cascade Co	3,490
386,170		Boliden AB	5,602
1,323,393		Boral Ltd	6,547
251,429		Borregaard ASA	1,818
54,715		Borusan Mannesmann Boru Sanayi	170
323,545	*	Boryszew S.A.	572
258,693		Bradespar S.A.	2,371
199,628		Braskem S.A.	1,273
72,295		Brush Engineered Materials, Inc	2,674
95,165		Buzzi Unicem S.p.A.	1,600
43,499		Buzzi Unicem S.p.A. RSP	414
5,600	*,e	C Uyemura & Co Ltd	285
297,316		Cabot Corp	17,241
166,136	*	Calgon Carbon Corp	3,710
95,000		Canam Group, Inc	1,193
177,900	e	Canexus Corp	817
272,668	*	Canfor Corp	5,969
72,900		Canfor Pulp Products, Inc	861
148,092		CAP S.A.	2,098
29,150	*	Capro Corp	150
372,811	*	Capstone Mining Corp	898
78,083		Carclo plc	151
83,745	e	Carpenter Technology Corp	5,297
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
168,952		Cascades, Inc	$1,047
70,125	*,e	Castle (A.M.) & Co	774
33,500		CCL Industries	3,226
476,909		Celanese Corp (Series A)	30,656
55,151		Cementir S.p.A.	413
913,009		Cementos Argos S.A.	5,748
644,452	*	Cemex Latam Holdings S.A.	6,316
23,291,792	*	Cemex S.A. de C.V.	30,844
1,357,465	*,e	Cemex SAB de C.V. (ADR)	17,959
3,477,669	*	Centamin plc	3,779
464,800		Centerra Gold, Inc	2,932
198,282	*	Century Aluminum Co	3,109
1,555,000		Century Sunshine Ecological Technology Holdings Ltd	187
75,730		Century Textile & Industries Ltd	742
147,320		CF Industries Holdings, Inc	35,435
21,416		Chase Corp	731
50,273	m	Cheil Industries, Inc	3,561
397,468	*	Chemtura	10,386
1,726,560		Cheng Loong Corp	749
832,925	*	Chia Hsin Cement Corp	445
5,393,100		China BlueChemical Ltd	2,943
270,620		China General Plastics Corp	150
171,000		China Hi-ment Corp	424
941,000	*	China Manmade Fibers Corp	351
375,777		China Metal Products	440
3,613,200	*,e,m	China Metal Recycling Holdings Ltd	5
6,437,578	e	China National Building Material Co Ltd	5,668
2,886,000		China National Materials Co Ltd	514
2,746,078		China Petrochemical Development Corp	1,117
4,326,000	*,e	China Precious Metal Resources Holdings Co Ltd	391
1,422,000	*	China Rare Earth Holdings Ltd	180
7,913,638		China Resources Cement Holdings Ltd	4,962
1,743,000		China Sanjiang Fine Chemicals	675
5,493,200		China Shanshui Cement Group Ltd	1,932
216,000		China Steel Chemical Corp	1,400
12,422,228		China Steel Corp	10,449
812,000		China Synthetic Rubber Corp	813
1,232,000		China Vanadium Titano-Magnetite Mining Co Ltd	129
496,000	*	Chongqing Iron & Steel Co Ltd	87
255,276		Christian Hansen Holding	10,750
66,000		Chugoku Marine Paints Ltd	477
1,398,328		Chun Yuan Steel	645
1,344,720	*	Chung Hung Steel Corp	350
169,950	*	Chung Hwa Pulp Corp	55
302,094		Cia de Minas Buenaventura S.A. (ADR) (Series B)	3,568
755,536		Cia Siderurgica Nacional S.A.	3,214
86,639	*	Ciech S.A.	984
162,094		Cimsa Cimento Sanayi Ve Tica	1,048
1,208,000	*	Citic Dameng Holdings	83
2,418,513		Clariant AG.	47,294
73,564	*	Clearwater Paper Corp	4,540
2,088,442	e	Cliffs Natural Resources, Inc	31,431
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
496,451	*	Coeur d’Alene Mines Corp	$4,557
443,144		Commercial Metals Co	7,671
86,132	*,m	Companhia Vale do Rio Doce	0	^
605,600	e	Companhia Vale do Rio Doce (ADR)	8,012
246,062		Compass Minerals International, Inc	23,558
1,139,696	*,e	Constellium NV	36,539
56,812		Coromandel International Ltd	244
121,000	*,e	Corp Durango SAB de C.V.	245
3,304,000		CPMC Holdings Ltd	2,847
579,798		CRH plc	14,853
26,679		Croda International plc	1,005
145,100	*,e	Cronus Resources Ltd	476
1,994,466	*	Crown Holdings, Inc	99,245
1,749,484		CSR Ltd	5,759
25,040,000	*	CST Mining Group Ltd	171
140,972	*,e	Cudeco Ltd	228
405,470		Cytec Industries, Inc	42,745
2,002,300		D&L Industries Inc	453
847,689		Daicel Chemical Industries Ltd	8,105
29,530		Daido Steel Co Ltd	151
91,000		Daiken Corp	259
147,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	701
831,845		Dainippon Ink and Chemicals, Inc	2,218
222,872	e	Daio Paper Corp	2,021
90,000		Daiso Co Ltd	330
225,400	*	Danhua Chemical Technology Co Ltd	93
19,749	*	DC Chemical Co Ltd	3,358
35,359		Deltic Timber Corp	2,136
1,484,000		Denki Kagaku Kogyo KK	5,702
162,132	*	Detour Gold Corp	2,218
94,324	*	Dominion Diamond Corp	1,363
247,427		Domtar Corp	10,602
79,709		Dongkuk Steel Mill Co Ltd	549
98,000	*	Dongpeng Holdings Co Ltd	37
21,542		Dongsung Finetec Co Ltd	251
2,224,000	e	Dongyue Group	927
6,055,125		Dow Chemical Co	311,597
394,000	*	Dowa Holdings Co Ltd	3,716
1,211,924		DS Smith plc	5,739
22,321		DSM NV	1,624
940,377		Du Pont (E.I.) de Nemours & Co	61,538
613,656		DuluxGroup Ltd	3,278
124,100	*	Dundee Precious Metals, Inc	594
35,123		Eagle Materials, Inc	3,311
15,600		Earth Chemical Co Ltd	600
398,743		Eastman Chemical Co	34,830
220,206		Ecolab, Inc	24,518
51,809	*	EID Parry India Ltd	181
421,487	*	El Ezz Steel Co	1,004
940,941		Eldorado Gold Corp	7,196
1,065,827		Elementis plc	4,748
2,313,921		Empresas CMPC S.A.	5,061
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,846		EMS-Chemie Holding AG.	$9,915
292,538	*	Endeavour Mining Corp	228
153,139	*	Endeavour Mining Corp (ADR)	115
230,100	*	Endeavour Silver Corp	1,257
53,422	*	Eramet	6,326
5,808,399		Eregli Demir ve Celik Fabrikalari TAS	10,402
9,772		Ess Dee Aluminium Ltd	94
1,426,000		Eternal Chemical Co Ltd	1,519
137,900		Eternit S.A.	530
95,300	*	Eucatex S.A. Industria e Comercio	192
33,492		Eugene Corp	130
599,098		Everlight Chemical Industrial Corp	686
601,009	e	Evolution Mining Ltd	402
368,755		Evonik Industries AG.	14,662
342,224	*	Evraz plc	520
97,750		Feng Hsin Iron & Steel Co	143
101,400		Ferbasa-Ferro Ligas DA Bahia	564
544,053		Ferrexpo plc	1,217
220,187	*	Ferro Corp	2,766
597,063	*	Fibria Celulose S.A.	5,791
2,117,657		Filtrona plc	27,651
137,200	*	First Majestic Silver Corp	1,483
646,040		First Quantum Minerals Ltd	13,816
1,445,009	e	Fletcher Building Ltd	11,140
166,202	*	Flotek Industries, Inc	5,345
416,185	e	FMC Corp	29,628
75,040	*	Foosung Co Ltd	255
3,926,400		Formosa Chemicals & Fibre Corp	9,943
5,075,088		Formosa Plastics Corp	13,566
459,000		Formosan Rubber Group, Inc	435
960,432		Formosan Union Chemical	471
15,452,824	e	Fortescue Metals Group Ltd	63,822
164,400	*	Fortuna Silver Mines, Inc	909
5,807,100	e	Fosun International	7,714
28,600	e	FP Corp	997
205,443		Franco-Nevada Corp	11,793
2,330,534		Freeport-McMoRan Copper & Gold, Inc (Class B)	85,065
124,114	e	Fresnillo plc	1,865
43,401		Frutarom Industries Ltd	1,085
268,128		Fuchs Petrolub AG. (Preference)	12,098
2,630,200		Fufeng Group Ltd	987
27,852		Fuji Seal International, Inc	866
16,300		Fujimi, Inc	229
25,400		Fujimori Kogyo Co Ltd	825
1,519,000		Furukawa-Sky Aluminum Corp	5,714
3,041,000	e	Fushan International Energy Group Ltd	624
81,873		FutureFuel Corp	1,358
34,782,600	*,m	G J Steel PCL	32
14,545,600	*,m	G Steel PCL	34
311,670	*	Gabriel Resources Ltd	275
333,342		Gammon Gold, Inc	1,425
135,877	*	Gem Diamonds Ltd	333
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,334,902		Gerdau S.A. (Preference)	$13,674
20,320		Givaudan S.A.	33,852
150,699		Glatfelter	3,998
750,300	*	Gleichen Resources Ltd	1,146
5,934,888		Glencore Xstrata plc	33,073
201,884		Globe Specialty Metals, Inc	4,195
486,192		Gloria Material Technology Corp	436
175,000	*	Godo Steel Ltd	281
78,783		Godrej Industries Ltd	479
820,916		Gold Fields Ltd	3,036
109,727	e	Gold Resource Corp	555
1,017,041		Goldcorp, Inc	28,384
8,356,418		Goldsun Development & Construction Co Ltd	2,925
884,000		Grand Pacific Petrochemical	554
2,879,310	*	Graphic Packaging Holding Co	33,688
605,755	*,m	Great Basin Gold Ltd	6
181,000		Great China Metal Industry	220
6,043,000	e	Greatview Aseptic Packaging Co	4,132
12,965		Greif, Inc (Class A)	707
52,733,560	*,e	G-Resources Group Ltd	1,326
699,987		Grupo Argos S.A.	8,426
169,324		Grupo Argos S.A.(Preference)	2,020
490,364	*,e	Grupo Empresarial Ence S.A.	1,281
5,265,849		Grupo Mexico S.A. de C.V. (Series B)	17,547
158,400	*	Grupo Simec SAB de C.V.	736
132,352		Gubre Fabrikalari TAS	280
41,946	*	Gujarat Flourochemicals	332
125,675		Gujarat State Fertilisers & Chemicals Ltd	168
3,179,452	*,e,m	Gunns Ltd	30
1,584	*,m	Gunns Ltd (Forest)	0	^
105,742	*	Guyana Goldfields, Inc	256
13,925	*	H&R WASAG AG.	136
168,978		H.B. Fuller Co	8,128
23,210		Han Kuk Carbon Co Ltd	179
11,191		Hanil Cement Manufacturing	1,526
14,420		Hansol Chemical Co Ltd	382
40,103		Hansol Paper Co	465
119,734		Hanwha Chemical Corp	2,173
137,147		Hanwha Corp	3,502
439,153	*	Harmony Gold Mining Co Ltd	1,312
39,178		Hawkins, Inc	1,455
47,511		Haynes International, Inc	2,689
456,584	*	Headwaters, Inc	6,342
1,280,870	e	Hecla Mining Co	4,419
21,235		HeidelbergCement AG.	1,809
57,196		Hexpol AB (Series B)	5,193
375,616		Highland Gold Mining Ltd	454
1,230,822		Hindalco Industries Ltd	3,359
376,482		Hitachi Chemical Co Ltd	6,233
65,830		Hitachi Metals Ltd	1,004
674,131		Ho Tung Chemical Corp	306
224,595	*,e	Hochschild Mining plc	617
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
280,929		Hokuetsu Paper Mills Ltd	$1,256
1,412,804		Holcim Ltd	124,097
1,982,600		Holcim Philippines, Inc	604
125,811		Holmen AB (B Shares)	4,503
18,719		Honam Petrochemical Corp	3,413
2,622,000	*	Honbridge Holdings Ltd	470
183,805	*	Horsehead Holding Corp	3,356
2,865,700	e	Huabao International Holdings Ltd	1,697
454,200		Hubei Sanonda Co Ltd	490
33,750		Huchems Fine Chemical Corp	790
201,892		HudBay Minerals, Inc	1,867
216,417		Huhtamaki Oyj	5,656
2,022,000	*,e	Hunan Non-Ferrous Metal Ltd	608
745,843		Huntsman Corp	20,958
27,385		Hyosung Corp	1,830
29,086		Hyundai Hysco	1,943
72,791		Hyundai Steel Co	5,351
469,200		IAMGOLD Corp	1,930
37,000		Ihara Chemical Industry Co Ltd	306
279,697		Iluka Resources Ltd	2,149
35,096	e	Imerys S.A.	2,960
588,799		Impala Platinum Holdings Ltd	5,935
51,600	*	Imperial Metals Corp	755
2,318,117		Incitec Pivot Ltd	6,338
243,031		Independence Group NL	1,000
186,337		India Cements Ltd	370
1,368,478		Indorama Ventures PCL (Foreign)	1,170
206,300	*,e	Industrias CH SAB de C.V.	1,166
150,515		Industrias Penoles S.A. de C.V.	3,764
721,570	m	Inner Mongolia Eerduosi Resourses Co Ltd	579
85,731		Innophos Holdings, Inc	4,936
113,422		Innospec, Inc	4,896
162,100	*	Interfor Corp	2,259
102,427		International Flavors & Fragrances, Inc	10,681
585,418		International Paper Co	29,546
149,605		Intertape Polymer Group, Inc	1,660
211,983	*,e	Intrepid Potash, Inc	3,553
1,354,000	*	IRC Ltd	117
441,000	*,e	Ishihara Sangyo Kaisha Ltd	392
528,677		Israel Chemicals Ltd	4,530
696	*	Israel Corp Ltd	396
5,220		ISU Chemical Co Ltd	64
215,592	e	Italcementi S.p.A.	2,035
14,025		Italmobiliare S.p.A.	540
38,529		Italmobiliare S.p.A. RSP	1,048
365,900	*	Ivanhoe Mines Ltd	466
112,772	*	Izmir Demir Celik Sanayi AS	150
711,138		James Hardie Industries NV	9,277
33,000		Japan Pile Corp	292
39,703		Jastrzebska Spolka Weglowa S.A.	615
70,500		Jaya Tiasa Holdings BHD	58
196,611		JFE Holdings, Inc	4,067
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,330,900	e	Jiangxi Copper Co Ltd	$10,024
97,784		Jindal Saw Ltd	136
382,139		Jindal Steel & Power Ltd	2,052
209,900	*	Jinshan Gold Mines, Inc	610
337,753		Johnson Matthey plc	17,910
16,500		JSP Corp	296
261,355		JSR Corp	4,487
100,733		JSW Steel Ltd	2,076
28,577		K&S AG.	938
2,571,394	*,b,e,m	Kagara Zinc Ltd	24
69,488		Kaiser Aluminum Corp	5,064
192,216		Kaneka Corp	1,204
307,424		Kansai Paint Co Ltd	5,138
266,244	*	Kapstone Paper and Packaging Corp	8,821
80,636	*	Kardemir Karabuk Demir Celik S	116
153,308	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	210
716,452	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	663
1,215		Kartonsan Karton Sanayi	137
350,144	*	Kazakhmys plc	1,822
125,695		Kemira Oyj	2,011
328,585		KGHM Polska Miedz S.A.	13,471
509,300		Kian Joo Can Factory BHD	506
1,542,442	*	Kinross Gold Corp	6,389
9,240		KISCO Corp	251
7,918		KISWIRE Ltd	311
571,155		Klabin S.A.	2,869
36,579		KMG Chemicals, Inc	658
58,000		Koatsu Gas Kogyo Co Ltd	349
6,143,680	*	Kobe Steel Ltd	9,240
10,750		Kolon Corp	239
43,408		Kolon Industries, Inc	3,055
39,500		Konishi Co Ltd	840
1,343		Konya Cimento Sanayii	169
105,862		Koppers Holdings, Inc	4,049
14,300		Korea Kumho Petrochemical	1,253
13,109		Korea Petrochemical Ind Co Ltd	909
15,479		Korea Zinc Co Ltd	6,070
59,693		Koza Altin Isletmeleri AS	684
208,722	*	Koza Anadolu Metal Madencilik Isletmeleri AS	252
3,822		KPX Chemical Co Ltd	230
137,503	*	Kraton Polymers LLC	3,079
144,342		Kronos Worldwide, Inc	2,262
16,391		Kukdo Chemical Co Ltd	985
193,255	e	Kumba Iron Ore Ltd	6,183
54,000		Kumiai Chemical Industry Co Ltd	347
74,485		Kuraray Co Ltd	945
327,000		Kureha CORP	1,788
362,000		Kurimoto Ltd	854
16,900		Kyoei Steel Ltd	306
148,600	e	Labrador Iron Ore Royalty Corp	4,273
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
855,420		Lafarge Malayan Cement BHD	$2,624
229,021	e	Lafarge S.A.	19,915
101,163	*	Landec Corp	1,264
884,806		Lanxess AG.	59,679
182,000		Lee & Man Holding Ltd	93
7,077,700		Lee & Man Paper Manufacturing Ltd	3,750
218,448		LEE Chang Yung Chem IND Corp	177
9,146	e	Lenzing AG.	590
74,505		LG Chem Ltd	21,789
10,339		LG Chem Ltd (Preference)	1,972
206,448		Linde AG.	43,869
10,459	*	Linde India Ltd	65
110,000		Lingbao Gold Co Ltd	17
57,300		Lintec Corp	1,153
178,000		Lion Industries Corp BHD	36
28,854		Lock & Lock Co Ltd	381
1,712,560		Long Chen Paper Co Ltd	893
571,657	*,e	Lonmin plc	2,321
5,016,277	*	Louisiana-Pacific Corp	75,344
72,771	*	LSB Industries, Inc	3,032
476,000		Luks Group Vietnam Holdings Ltd	126
594,681	*	Lundin Mining Corp	3,271
2,530,962	*,e	Lynas Corp Ltd	309
3,782,448		LyondellBasell Industries AF S.C.A	369,356
62,808		Madras Cements Ltd	303
145,269	*	MAG. Silver Corp	1,374
237,400	*	Magnesita Refratarios S.A.	475
24,410	*	Maharashtra Seamless Ltd	127
173,112	e	Major Drilling Group International	1,261
76,819	*	Mardin Cimento Sanayii	185
34,405	*,e	Marrone Bio Innovations, Inc	400
246,852	e	Martin Marietta Materials, Inc	32,597
28,924		Maruichi Steel Tube Ltd	777
2,946,333		Masisa S.A.	123
17,938		Mayr-Melnhof Karton AG.	2,137
272,802		MeadWestvaco Corp	12,074
24	*,e	Mechel Steel Group OAO (ADR)	0	^
233,732	*	Medusa Mining Ltd	413
2,964,930	*	Merafe Resources Ltd	326
549,742	*	Metals X Ltd	135
585,400		Metalurgica Gerdau S.A.	4,141
499,337	e	Methanex Corp	30,871
1,025,000	e	Methanex Corp (New)	63,325
1,074,209	e	Mexichem SAB de C.V.	4,445
1,086,000	e	Midas Holdings Ltd	380
709,938	*,e	Minera Frisco SAB de C.V.	1,399
122,453		Minerals Technologies, Inc	8,030
5,916,400	e	Minmetals Resources Ltd	1,777
3,829,337	*,e	Mirabela Nickel Ltd	144
1,569,606		Mitsubishi Chemical Holdings Corp	6,961
299,158		Mitsubishi Gas Chemical Co, Inc	1,916
1,765,060		Mitsubishi Materials Corp	6,192
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
400,000	*	Mitsubishi Paper Mills Ltd	$351
466,000		Mitsubishi Steel Manufacturing Co Ltd	1,088
654,402	e	Mitsui Chemicals, Inc	1,791
1,052,000	*	Mitsui Mining & Smelting Co Ltd	3,007
254,114	*	Mittal Steel South Africa Ltd	745
1,250,206		MMC Norilsk Nickel (ADR)	24,822
8,765		MOIL Ltd	47
658,376	*,e	Molycorp, Inc	1,692
211,433		Mondi Ltd	3,860
809,188		Mondi plc	14,691
2,035,986		Monsanto Co	253,969
34,970		Moorim P&P Co Ltd	136
165,465		Mosaic Co	8,182
3,135,260		Mount Gibson Iron Ltd	2,047
267,267		Mpact Ltd	701
377,670		M-real Oyj (B Shares)	1,828
132,390		Myers Industries, Inc	2,660
163,292	*	Mytilineos Holdings S.A.	1,363
531,194	*,m	Nagarjuna Fertilizers & Chemicals	70
187,000	*	Nakayama Steel Works Ltd	153
91,190		Namhae Chemical Corp	915
645,602		Nampak Ltd	2,233
5,711,813		Nan Ya Plastics Corp	13,756
737,418		Nantex Industry Co Ltd	436
80,033		Neenah Paper, Inc	4,254
39,100		Neturen Co Ltd	299
258,800		Nevsun Resources Ltd	970
682,522	*	New Gold, Inc	4,330
1,552,434	*	Newcrest Mining Ltd	15,592
54,617		NewMarket Corp	21,416
1,126,649		Newmont Mining Corp	28,662
1,681,250		Nickel Asia Corp	1,270
133,900		Nihon Nohyaku Co Ltd	1,627
47,874		Nihon Parkerizing Co Ltd	1,098
2,531,800	e	Nine Dragons Paper Holdings Ltd	1,724
115,000		Nippon Denko Co Ltd	363
194,800		Nippon Kayaku Co Ltd	2,536
1,768,800	*	Nippon Light Metal Holdings Co Ltd	2,694
370,000		Nippon Paint Co Ltd	7,834
319,800	e	Nippon Paper Industries Co Ltd	6,015
139,000		Nippon Shokubai Co Ltd	1,868
163,000	*	Nippon Soda Co Ltd	869
5,874,170		Nippon Steel Corp	18,818
48,810		Nippon Synthetic Chemical Industry Co Ltd	389
184,000		Nippon Valqua Industries Ltd	525
165,000	*,e	Nippon Yakin Kogyo Co Ltd	531
145,800		Nissan Chemical Industries Ltd	2,267
249,900	*	Nisshin Steel Holdings Co Ltd	3,303
60,000		Nittetsu Mining Co Ltd	257
188,196		Nitto Denko Corp	8,815
158,921		NOF Corp	1,136
149,102		Noranda Aluminium Holding Corp	526
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
294,984	e	Norbord, Inc	$7,237
39,802	e	Norddeutsche Affinerie AG.	2,027
1,982,074	e	Norsk Hydro ASA	10,613
13,010,000	*,e,m	North Mining Shares Co Ltd	730
473,180	*	Northam Platinum Ltd	2,031
1,217,878		Northern Star Resources Ltd	1,461
344,582	*	Novagold Resources, Inc	1,453
29,842	*	Novolipetsk Steel (GDR)	419
632,956		Novozymes AS	31,747
624,862		Nucor Corp	30,774
1,116,318		Nufarm Ltd	4,899
401,890		Nuplex Industries Ltd	1,084
170,192	e	Nyrstar	517
86,450	*,m	Nyrstar (Strip VVPR)	0	^
245,000	*	Ocean Plastics Co Ltd	368
703,300	*	OceanaGold Corp	2,182
729,259		OJI Paper Co Ltd	3,001
153,000		Okamoto Industries, Inc	532
295,093		Olin Corp	7,944
34,633		Olympic Steel, Inc	857
182,156		OM Group, Inc	5,907
69,928		Omnia Holdings Ltd	1,517
144,057	*	Omnova Solutions, Inc	1,309
3,302,906		OneSteel Ltd	2,485
530,835		Orica Ltd	9,750
820,600		Oriental Union Chemical Corp	850
1,684,586		Orora Ltd	2,260
11,800		Osaka Steel Co Ltd	207
62,470	*,e	Osisko Gold Royalties Ltd	940
217,800	*,e	Outokumpu Oyj	2,192
232,000		Overseas Chinese Town Asia Holdings Ltd	85
374,212	*	Owens-Illinois, Inc	12,963
385,537		Oxiana Ltd	1,488
160,507	*	Pacific Metals Co Ltd	782
14,800		Pack Corp	293
1,340,935		Packaging Corp of America	95,863
196,025	*	Pact Group Holdings Ltd	634
2,697,405		Pan African Resources plc	658
195,100		Pan American Silver Corp	2,991
591,626		Pan Australian Resources Ltd	1,259
44,074		Papeles y Cartones de Europa S.A.	244
308,118	*	Papillon Resources Ltd	556
242,400	*	Paranapanema S.A.	318
122,725	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS	284
240,115		Peter Hambro Mining plc	187
497,555	*	Petra Diamonds Ltd	1,603
3,292,000		Petronas Chemicals Group BHD	6,942
51,643		PI Industries Ltd	287
264,041	*,m	Pike River Coal Ltd	0	^
82,425	*	Platform Specialty Products Corp	2,310
349,968		PolyOne Corp	14,748
6,300		Poongsan	227
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,160		Poongsan Corp	$1,047
351,041		Portucel Empresa Produtora de Pasta e Papel S.A.	1,644
129,561		POSCO	38,716
48,800		POSCO M-Tech Co Ltd	164
7,055		POSCO Refractories & Environment Co Ltd	1,109
1,225,964	e	Potash Corp of Saskatchewan (Toronto)	46,624
1,063,676		PPC Ltd	3,134
804,245		PPG Industries, Inc	169,012
287,048		Praxair, Inc	38,131
456,200	*,e	Premier Gold Mines Ltd	1,261
303,300		Press Metal BHD	373
100,200	*,e	Pretium Resources, Inc	829
194,200	*	Primero Mining Corp	1,556
4,585,400		PT Aneka Tambang Tbk	422
2,585,100	*	PT Indah Kiat Pulp and Paper Corp Tbk	293
2,323,600		PT Indocement Tunggal Prakarsa Tbk	4,419
12,767,800		PT International Nickel Indonesia Tbk	3,832
8,368,500	*	PT Krakatau Steel Tbk	312
3,450,700		PT Semen Gresik Persero Tbk	4,399
4,582,057		PT Timah Tbk	489
6,675,887		PTT Global Chemical PCL (Foreign)	13,888
11,721	*	Qatar National Cement Co	435
41,931	*	Qatari Investors Group	575
44,695		Quaker Chemical Corp	3,432
424,638	*,e	Qualipak International Holdings Ltd	42
34,412		Rallis India Ltd	129
198,574		Randgold Resources Ltd	16,721
98,361	*	Rautaruukki Oyj	1,380
28,179	*	Rayonier Advanced Materials, Inc	1,092
461,656	e	Regis Resources Ltd	723
304,604		Reliance Steel & Aluminum Co	22,452
250,767		Rengo Co Ltd	1,199
698,086	*	Rentech, Inc	1,808
246,411	*,e	Resolute Forest Products	4,135
846,969	*	Resolute Mining Ltd	500
108,865		Rexam plc	996
54,255		RHI AG.	1,827
299,166	*	Rio Alto Mining Ltd	688
290,060		Rio Tinto Ltd	16,272
1,706,234		Rio Tinto plc	92,127
38,000		Rock-Tenn Co (Class A)	4,012
153,262		Rockwood Holdings, Inc	11,646
673,700	*	Romarco Minerals, Inc	562
116,000		Rotam Global Agrosciences Ltd	246
96,227	*	Royal Bafokeng Platinum Ltd	642
118,502		Royal Gold, Inc	9,020
351,482		RPC Group plc	3,775
304,813		RPM International, Inc	14,076
115,887	*	RTI International Metals, Inc	3,081
349,400	*,e	Rubicon Minerals Corp	517
20,517		Sa des Ciments Vicat	1,792
226,000		Sakai Chemical Industry Co Ltd	712
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,500		Sakata INX Corp	$806
49,281		Salzgitter AG.	2,079
2,833		Sam Kwang Glass Ind Co Ltd	132
26,847		Samsung Fine Chemicals Co Ltd	1,092
246,040		San Fang Chemical Industry Co Ltd	253
107,267	*	Sandfire Resources NL	631
117,700	*,e	Sandstorm Gold Ltd	817
153,000		Sanyo Chemical Industries Ltd	1,082
307,000		Sanyo Special Steel Co Ltd	1,428
577,313	*	Sappi Ltd	2,085
338,162		Satipel Industrial S.A.	1,381
552,309	*	Schmolz + Bickenbach AG.	883
95,978	e	Schnitzer Steel Industries, Inc (Class A)	2,502
165,375		Schweitzer-Mauduit International, Inc	7,220
76,000		Scientex BHD	139
204,681		Scotts Miracle-Gro Co (Class A)	11,638
46,200	*,e	Seabridge Gold, Inc	434
51,606		Seah Besteel Corp	1,651
2,098		SeAH Holdings Corp	322
11,834		SeAH Steel Corp	1,340
2,009,377		Sealed Air Corp	68,660
1,652,000		Sekisui Plastics Co Ltd	4,646
328,020		SEMAFO, Inc	1,540
127,269		Semapa-Sociedade de Investimento e Gestao	1,798
128,086	*	Senomyx, Inc	1,108
182,335		Sensient Technologies Corp	10,160
11,828	*,e	Sequana S.A.	66
1,934,937		Sesa Goa Ltd	9,435
850		Sesoda Corp	1
236,604		Severstal (GDR)	1,928
1,753,000		Shandong Chenming Paper Holdings Ltd	760
1,208,050		Shandong Chenming Paper Holdings Ltd (Class B)	601
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	69
246,300	m	Shanghai Yaohua Pilkington Glass Co Ltd	153
412,000		Sheng Yu Steel Co Ltd	334
752,100		Sherritt International Corp	3,045
516,493		Sherwin-Williams Co	106,868
218,000	*	Shihlin Paper Corp	310
38,000		Shikoku Chemicals Corp	293
14,067	*	Shine Co Ltd	127
498,112		Shin-Etsu Chemical Co Ltd	30,289
113,700		Shin-Etsu Polymer Co Ltd	559
2,733,032		Shinkong Synthetic Fibers Corp	980
203,000		Shiny Chemical Industrial Co Ltd	375
6,362,000	*	Shougang Concord International Enterprises Co Ltd	283
1,721,000		Showa Denko KK	2,449
5,800		Siam Cement PCL	81
213,200		Siam Cement PCL (ADR)	2,970
724,600		Siam Cement PCL (Foreign)	10,183
1,443,342		Sibanye Gold Ltd	3,920
322,489		Sigma-Aldrich Corp	32,726
1,131,000	*,m	Sijia Group Co	1
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,460		Sika AG.	$14,136
152,585		Silgan Holdings, Inc	7,754
100,842	*	Silver Standard Resources, Inc	872
396,711		Silver Wheaton Corp	10,440
362,577	e	Silvercorp Metals, Inc	765
278,386	*,e	Sims Group Ltd	2,554
2,998,000	*,e	Sinochem Hong Kong Holding Ltd	406
1,116,000		Sinon Corp	694
4,802,850		Sinopec Shanghai Petrochemical Co Ltd	1,338
595,958	*	Sirius Resources NL	1,827
35,402		SK Chemicals Co Ltd	2,257
29,767		SKC Co Ltd	1,010
548,717		Smurfit Kappa Group plc	12,559
109,051		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,188
9,872		SODIFF Advanced Materials Co Ltd	373
522,478		Solar Applied Materials Technology Co	512
51,539		Solvay S.A.	8,870
15,770		Songwon Industrial Co Ltd	134
196,278		Sonoco Products Co	8,623
307,373	*	South Valley Cement	330
385,000		Southeast Cement Co Ltd	202
2,125,882		Southern Copper Corp (NY)	64,563
211,521	*,e	Ssab Svenskt Stal AB (Series A)	1,962
97,178	*,e	Ssab Svenskt Stal AB (Series B)	796
31,320	*	Ssangyong Cement Industrial Co Ltd	348
439,643		Steel Dynamics, Inc	7,892
65,724		Stepan Co	3,474
380,102	*,e	Stillwater Mining Co	6,671
5,036		STO AG.	1,066
2,161,095		Stora Enso Oyj (R Shares)	21,010
1,251,221		Sumitomo Bakelite Co Ltd	4,967
1,615,329		Sumitomo Chemical Co Ltd	6,106
2,036,618		Sumitomo Metal Mining Co Ltd	33,242
662,193		Sumitomo Osaka Cement Co Ltd	2,519
46,000		Sumitomo Seika Chemicals Co Ltd	323
38,412	*,e	Sumitomo Titanium Corp	799
233,237	*	SunCoke Energy, Inc	5,015
3,011,979	*	Sundance Resources Ltd	239
5,550,000	*	Superb Summit International Group Ltd	680
38,351	*	Supreme Industries Ltd	333
345,500		Suzano Papel e Celulose S.A.	1,312
172,269		Symrise AG.	9,387
11,756		Syngenta AG.	4,343
1,424,699		Synthos S.A.	2,079
73,389	*,e	Syrah Resources Ltd	288
94,100		Ta Ann Holdings BHD	128
1,341,320		TA Chen Stainless Pipe	796
865		Taekwang Industrial Co Ltd	1,079
176,223	*	Tahoe Resources, Inc	4,617
102,700	*	Tahoe Resources, Inc (Toronto)	2,689
2,154,916		Taiheiyo Cement Corp	8,689
8,987,988		Taiwan Cement Corp	13,615
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
983,600		Taiwan Fertilizer Co Ltd	$1,950
335,345		Taiwan Hon Chuan Enterprise Co Ltd	667
240,000		Taiwan Prosperity Chemical Corp	240
757,980	*	Taiwan Styrene Monomer	480
18,800		Taiyo Ink Manufacturing Co Ltd	583
161,464	e	Taiyo Nippon Sanso Corp	1,430
103,000		Takasago International Corp	491
107,000		Takiron Co Ltd	609
91,139	*,e	Taminco Corp	2,120
120,154	*,e	Tanzanian Royalty Exploration Corp	269
258,359	*	Taseko Mines Ltd	644
1,348,232		Tata Steel Ltd	11,868
1,200,000		TCC International Holdings Ltd	480
13,231		Technosemichem Co Ltd	451
779,452		Teck Cominco Ltd	17,794
7,479,713		Teijin Ltd	18,772
32,119		Ten Cate NV	860
15,800		Tenma Corp	247
26,395		Tessenderlo Chemie NV	763
70,498	*,e	Texas Industries, Inc	6,511
201,381	*,e	Thompson Creek Metals Co, Inc (Toronto)	596
216,275		Thye Ming Industrial Co Ltd	261
314,617	*	ThyssenKrupp AG.	9,154
3,674,000	e	Tiangong International Co Ltd	625
666,795	*	Tiger Resources Ltd	201
399,236	*	Timmins Gold Corp	715
59,853	*	Titan Cement Co S.A.	1,941
277,000		Toagosei Co Ltd	1,247
34,900	*,e	Toho Titanium Co Ltd	231
169,000	*	Toho Zinc Co Ltd	633
701,000		Tokai Carbon Co Ltd	2,002
1,640,000	e	Tokuyama Corp	5,215
103,600		Tokyo Ohka Kogyo Co Ltd	2,472
152,796	*,e	Tokyo Rope Manufacturing Co Ltd	249
115,400	*	Tokyo Steel Manufacturing Co Ltd	604
1,068,750		Ton Yi Industrial Corp	1,087
625		Topco Technologies Corp	2
246,000	*	Topy Industries Ltd	515
473,121		Toray Industries, Inc	3,113
826,005		Tosoh Corp	4,006
485,000		Toyo Ink Manufacturing Co Ltd	2,395
118,000		Toyo Kohan Co Ltd	694
111,750		Toyo Seikan Kaisha Ltd	1,718
1,784,676	*	Toyobo Co Ltd	3,085
785,200		TPI Polene PCL	310
74,250	*	Trecora Resources	879
94,852		Tredegar Corp	2,221
500,928	*	Trinseo S.A.	10,419
224,788		Tronox Ltd	6,047
684,335		TSRC Corp	967
329,457		Tubacex S.A.	1,648
127,313		Tubos Reunidos S.A.	428
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
906,900		Tung Ho Steel Enterprise Corp	$786
1,105,924	*	Turquoise Hill Resources Ltd	3,700
3,256,647	*	UBE Industries Ltd	5,665
23,957	*	UFP Technologies, Inc	577
61,248		Ultra Tech Cement Ltd	2,639
220,085		Umicore	10,241
34,600		Uniao de Industrias Petroquimicas S.A.	8
9,310		Unid Co Ltd	622
222,945		United Phosphorus Ltd	1,267
11,260		United States Lime & Minerals, Inc	730
142,665	e	United States Steel Corp	3,715
557,000		Universal Cement Corp	530
27,233	*	Universal Stainless & Alloy	885
1,014,532		UPC Technology Corp	443
1,580,476		UPM-Kymmene Oyj	26,997
328,968		Uralkali (GDR)	7,562
43,978	*,e	US Concrete, Inc	1,088
481,975		US Silica Holdings Inc	26,721
1,188,870		USI Corp	785
916,862	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,145
1,793,218		Vale S.A.	23,731
2,780,806		Vale S.A. (Preference)	33,163
58,223		Valspar Corp	4,436
110,454	e	Vedanta Resources plc	2,095
251		Vetropack Holding AG.	457
184,636		Victrex plc	5,375
93,740	*,e	Viohalco S.A.	542
268,679	e	Voestalpine AG.	12,809
131,187		Vulcan Materials Co	8,363
75,894	e	Wacker Chemie AG.	8,737
2,748,342	e	Walter Energy, Inc	14,978
136,058		Wausau Paper Corp	1,472
3,416,000	*,e	West China Cement Ltd	317
377,274		West Fraser Timber Co Ltd	18,283
238,187	e	Western Areas NL	1,040
287,718	*,e	Western Desert Resources Ltd	60
763,100		Western Forest Products, Inc	1,595
364,354		Westlake Chemical Corp	30,518
19,360	*	WHX Corp	518
270,132		Worthington Industries, Inc	11,627
589,359	*	WR Grace & Co	55,712
1,118,000	*,e	Xinjiang Xinxin Mining Industry Co Ltd	185
739,695	e	Yamana Gold, Inc	6,086
3,912		Yamato Kogyo Co Ltd	115
107,810	e	Yara International ASA	5,401
39,000		Yeong Guan Energy Technology Group Co Ltd	186
1,315,000		Yeun Chyang Industrial Co Ltd	1,277
1,995,670	*	Yieh Phui Enterprise	638
1,685,100		Yingde Gases	1,827
582,000		Yip’s Chemical Holdings Ltd	378
132,000		Yodogawa Steel Works Ltd	586
33,430		Youlchon Chemical Co Ltd	431
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,380,500		Youyuan International Holdings Ltd	$340
1,629,285		Yuen Foong Yu Paper Manufacturing Co Ltd	772
387,457		Yule Catto & Co plc	1,538
99,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	277
48,454	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	1,157
40,165		Zaklady Chemiczne Police S.A.	320
361,512		Zeon Corp	3,867
92,860		Zep, Inc	1,640
46,000	e	Zhaojin Mining Industry Co Ltd	26
44,894		Zignago Vetro S.p.A.	331
23,779,800	e	Zijin Mining Group Co Ltd	5,422
		TOTAL MATERIALS	6,742,954

MEDIA - 3.4%
1,707,600		ABS-CBN Holdings Corp (ADR)	1,500
19,200	*,e	Adways, Inc	324
81,686		AH Belo Corp (Class A)	968
195,360	e	Aimia, Inc	3,420
8,653	*	Altice S.A.	603
184,623		AMC Entertainment Holdings, Inc	4,592
466,275	*	AMC Networks, Inc	28,671
66,927	e	Antena 3 de Television S.A.	959
1,655,184	*	APN News & Media Ltd	1,207
170,172	*,e	Arnoldo Mondadori Editore S.p.A.	239
114,600	e	Asatsu-DK, Inc	3,100
2,774,100		Astro Malaysia Holdings BHD	3,031
42,659		Avex Group Holdings, Inc	752
51,080		Axel Springer AG.	3,139
1,081,700		BEC World PCL (Foreign)	1,624
16,032,600		Benpres Holdings Corp	1,965
88,518	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	85
133,741		Borussia Dortmund GmbH & Co KGaA	865
11,582,516		British Sky Broadcasting plc	179,194
143,212	e	Cablevision Systems Corp (Class A)	2,528
135,975		Cairo Communication S.p.A.	1,169
108,009	*	Carmike Cinemas, Inc	3,794
1,573,195	e	CBS Corp (Class B)	97,758
354,574		CBS Outdoor Americas, Inc	11,587
78,647	*	Central European Media Enterprises Ltd (Class A)	225
262,494	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	740
200,118	*	Charter Communications, Inc	31,695
83,100	*	Cheil Communications, Inc	1,873
108,066		Chime Communications plc	664
5,140,000	*,e	ChinaVision Media Group Ltd	1,185
239,834		Cinemark Holdings, Inc	8,481
144,469	e	Cineplex Galaxy Income Fund	5,612
224,573		Cineworld Group plc	1,256
436,000	*	City Telecom (HK) Ltd	137
16,775		CJ CGV Co Ltd	801
25,844	*	CJ E&M Corp	1,087
25,346		CJ Hellovision Co Ltd	370
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,633		Clear Channel Outdoor Holdings, Inc (Class A)	$242
36,682		Cogeco Cable, Inc	2,031
13,417,074	e	Comcast Corp (Class A)	720,228
1,672	e	Comcast Corp (Special Class A)	89
17,300	e	COOKPAD, Inc	421
187,511	e	Corus Entertainment, Inc	4,388
126,789	*,e	Crown Media Holdings, Inc (Class A)	460
104,040		CTS Eventim AG.	2,968
467,770	*	Cumulus Media, Inc (Class A)	3,083
57,500		CyberAgent, Inc	2,328
172,025		Cyfrowy Polsat S.A.	1,267
39,347		Daekyo Co Ltd	254
65,300		Daiichikosho Co Ltd	1,876
4,204	*,e	Daily Journal Corp	869
655,112		Daily Mail & General Trust	9,323
2,853,990	*	DEN Networks Ltd	11,343
230,170		Dentsu, Inc	9,374
57,986	*,e	Dex Media, Inc	646
121,600	e	DHX Media Ltd	765
1,343,918	*	DIRECTV	114,246
513,308	*	Discovery Communications, Inc (Class A)	38,129
281,502	*	Discovery Communications, Inc (Class C)	20,434
1,980,603	*	DISH Network Corp (Class A)	128,898
772,072	*	Dogan Yayin Holding	175
32,531	*,e	DreamWorks Animation SKG, Inc (Class A)	757
100,846	*,e	Eniro AB	679
94,153	*,e	Entercom Communications Corp (Class A)	1,010
242,973	*	Entertainment One Ltd	1,289
249,483		Entravision Communications Corp (Class A)	1,552
1,610,551	*	Eros International Media Ltd	6,346
951,446	*,e	Eros International plc	14,433
3,000,000	*	eSun Holdings Ltd	341
239,798		Eutelsat Communications	8,333
118,709	*	EW Scripps Co (Class A)	2,512
8,056		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	145
1,050,600		Fuji Television Network, Inc	18,270
67,000		Gakken Co Ltd	187
5,423	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	56
230,418		Gannett Co, Inc	7,214
191,882	*,e	Gestevision Telecinco S.A.	2,239
68,409	*,e	Global Sources Ltd	566
218,463	*	Gray Television, Inc	2,868
4,385,027	e	Grupo Televisa S.A.	30,085
174,408	*,e	Gruppo Editoriale L’Espresso S.p.A.	338
231,400		Hakuhodo DY Holdings, Inc	2,300
186,930		Harte-Hanks, Inc	1,344
102,063	*	Hathway Cables and Datacom Pvt Ltd	537
313,942		Havas S.A.	2,579
33,307	*,e	Hemisphere Media Group, Inc	418
41,517		Hyundai Hy Communications & Network Co	170
863,510	*	IBN18 Broadcast Ltd	468
823,901		Informa plc	6,750
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,419,870		Interpublic Group of Cos, Inc	$66,722
50,130	e	IPSOS	1,881
10,918,206		ITV plc	33,273
74,603		Jagran Prakashan Ltd	161
662,015		JC Decaux S.A.	24,725
23,182	*	Jcontentree Corp	87
12,148,528		John Fairfax Holdings Ltd	10,357
91,656		John Wiley & Sons, Inc (Class A)	5,553
166,842	*	Journal Communications, Inc (Class A)	1,480
321,310	*,e	Juventus Football Club S.p.A.	99
5,868		Kabel Deutschland Holding AG.	859
67,881	*,e	Kadokawa Holdings, Inc	2,154
6,184		Kinepolis	1,174
27,180		KT Skylife Co Ltd	693
176,033		Lagardere S.C.A.	5,735
55,843		Lamar Advertising Co (Class A)	2,960
190,173	*	Lee Enterprises, Inc	846
538,133	*	Liberty Global plc	22,768
536,979	*,e	Liberty Global plc (Class A)	23,745
178,465	*	Liberty Media Corp	24,393
691,390	e	Lions Gate Entertainment Corp	19,760
413,004	*	Live Nation, Inc	10,197
8,749	*	Loen Entertainment, Inc	262
39,652	*	Loral Space & Communications, Inc	2,882
149,523		M6-Metropole Television	3,037
123,530	*	Madison Square Garden, Inc	7,714
666,400		Major Cineplex Group PCL	388
127,394	*	Martha Stewart Living Omnimedia, Inc (Class A)	599
225,848	*,e	McClatchy Co (Class A)	1,253
319,900		MCOT PCL	259
176,884	e	MDC Partners, Inc	3,801
1,202,800		Media Chinese International Ltd	360
201,471	*,e	Media General, Inc (Class A)	4,136
2,026,200		Media Prima BHD	1,628
8,861,718	*	Mediaset S.p.A.	43,160
170,000		Megacable Holdings SAB de C.V.	719
133,864	e	Meredith Corp	6,474
139,345		Modern Times Group AB (B Shares)	5,987
49,252		Morningstar, Inc	3,537
94,000		Multiplus S.A.	1,552
666,721		Naspers Ltd (N Shares)	78,502
266,697	e	National CineMedia, Inc	4,670
109,875	*	New Media Investment Group, Inc	1,550
511,719	e	New York Times Co (Class A)	7,783
294,736	*	News Corp	5,288
93,558	e	Nexstar Broadcasting Group, Inc (Class A)	4,829
69,900	e	Next Co Ltd	588
526,648	*	Nine Entertainment Co Holdings Ltd	1,071
41,913	*,e	Numericable SAS	2,497
295,491		Omnicom Group, Inc	21,045
2,319,147	*	PagesJaunes Groupe S.A.	2,285
263,573		Pearson plc	5,205
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
557,962	*	Perform Group plc	$2,206
2,476,000		Phoenix Satellite Television Holdings Ltd	923
1,165,026	*	Premiere AG.	10,735
696,160	*,e	Promotora de Informaciones S.A.	338
864,438	e	ProSiebenSat. Media AG.	38,475
11,600		Proto Corp	171
38,717,800		PT Bhakti Investama Tbk	1,046
6,172,700		PT Global MediaCom Tbk	1,107
4,679,200		PT Media Nusantara Citra Tbk	1,089
1,556,000		PT MNC Sky Vision Tbk	283
208,121	*	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,367
4,300,300		PT Surya Citra Media Tbk	1,301
7,765,500	*	PT Visi Media Asia Tbk	170
109,207		Publicis Groupe S.A.	9,256
16,731		PVR Ltd	186
94,172	e	Quebecor, Inc	2,279
63,221	*	Radio One, Inc	312
162,301	*	RCS MediaGroup S.p.A.	272
152,208		REA Group Ltd	6,132
43,116	*,e	ReachLocal, Inc	303
66,777	*	Reading International, Inc	570
1,726,531		Reed Elsevier NV	39,647
4,213,369		Reed Elsevier plc	67,708
323,787	e	Regal Entertainment Group (Class A)	6,832
31,484	*,e	Rentrak Corp	1,651
264,962		Rightmove plc	9,713
315,796		RTL Group	35,052
14,878		Saga Communications, Inc	636
41,556		Salem Communications	393
96,021	e	Sanoma-WSOY Oyj	688
56,500		Saraiva S.A. Livreiros Editores	499
60,420		SBS Media Holdings Co Ltd	214
96,279		Schibsted ASA	5,008
104,058	e	Scholastic Corp	3,547
350,908		Scripps Networks Interactive (Class A)	28,473
140,540		SES Global S.A.	5,331
162,250	*	SFX Entertainment, Inc	1,314
530,506	e	Shaw Communications, Inc (B Shares)	13,603
99,000	*	Shochiku Co Ltd	919
211,425	e	Sinclair Broadcast Group, Inc (Class A)	7,347
141,101	e	Singapore Press Holdings Ltd	472
1,022,000	*	SinoMedia Holding Ltd	790
20,800		Sirius XM Canada Holdings, Inc	136
14,704,910	*,e	Sirius XM Holdings, Inc	50,879
81,641	*	Sizmek, Inc	778
1,395,431		Sky Network Television Ltd	8,392
456,900		Sky Perfect Jsat Corp	2,679
21,961	*	SM Entertainment Co	782
3,516,000		SMI Corp Ltd	125
507,800		Smiles S.A.	10,797
1,034,792		Societe Television Francaise 1	16,945
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
705,424		Southern Cross Media Group	$711
137,300		Star Publications Malaysia BHD	114
540,934	*	Starz-Liberty Capital	16,114
21,867		Stroer Out-of-Home Media AG.	483
391,763		STW Communications Group Ltd	530
68,421	*	Telenet Group Holding NV	3,899
1,643,443		Television Broadcasts Ltd	10,677
2,082,630	*,e	Ten Network Holdings Ltd	520
664,898	e	Thomson Corp	24,176
488,020	e	Thomson Corp (Toronto)	17,768
1,702,845	e	Time Warner Cable, Inc	250,829
3,872,609		Time Warner, Inc	272,051
459,265	*	Time, Inc	11,123
181,600	*,e	Toei Animation Co Ltd	4,947
709,885		Toei Co Ltd	3,846
76,905		Toho Co Ltd	1,804
22,600	*	Tohokushinsha Film Corp	182
58,700		Tokyo Broadcasting System, Inc	720
696,574	*	Tribune Co	59,244
293,159	*	Trinity Mirror plc	763
71,300		TV Asahi Corp	1,304
1,920,063		TV Azteca S.A. de C.V.	1,083
383,107	*	TVN S.A.	1,955
4,975,883		Twenty-First Century Fox, Inc	174,902
1,524		Twenty-First Century Fox, Inc (Class B)	52
468,879		United Business Media Ltd	5,344
143,246	*	Usen Corp	593
18,400	e	ValueCommerce Co Ltd	179
1,508,000		VGI Global Media PCL	599
3,244,043		Viacom, Inc (Class B)	281,356
88,707		Village Roadshow Ltd	616
2,909,600	*	Viva China Holdings Ltd	323
8,197,085		Walt Disney Co	702,818
802,230		West Australian Newspapers Holdings Ltd	1,421
942,000	e	Wisdom Holdings Group	539
41,525		Wolters Kluwer NV	1,230
29,600	*	Woongjin Thinkbig Co Ltd	223
91,842	e	World Wrestling Entertainment, Inc (Class A)	1,096
2,850,147		WPP plc	62,110
58,000	*	Yellow Media Ltd	988
11,460		YG Entertainment, Inc	432
1,694,677	*	Zee Entertainment Enterprises Ltd	1,681
468,867		ZEE Telefilms Ltd	2,288
28,800	e	Zenrin Co Ltd	330
		TOTAL MEDIA	4,401,340

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
13,600	*,e	3-D Matrix Ltd	571
18,156	*,e	AB Science S.A.	267
7,052,113		AbbVie, Inc	398,021
254,277		Abcam plc	1,654
48,168	*,m	Ablynx NV	593
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
340,005	*,e	Acadia Pharmaceuticals, Inc	$7,681
68,170	*,e	Accelerate Diagnostics, Inc	1,772
61,226	*,e	Acceleron Pharma, Inc	2,080
77,548	*,e	AcelRx Pharmaceuticals, Inc	795
19,027	*	Achaogen, Inc	266
345,258	*,e	Achillion Pharmaceuticals, Inc	2,614
188,715	*	Acorda Therapeutics, Inc	6,362
739,268	e	Acrux Ltd	701
968,117	*,e	Actavis plc	215,938
251,536		Actelion Ltd	31,837
87,406	*	Actinium Pharmaceuticals, Inc	631
49,050	*,e	Active Biotech AB	217
8,335	*	Adamas Pharmaceuticals, Inc	152
189,484	e	Adcock Ingram Holdings Ltd	947
87,000	*	Adimmune Corp	124
97,021	*,e	Aegerion Pharmaceuticals, Inc	3,113
31,869	*	Aerie Pharmaceuticals, Inc	789
292,063	*,e	Affymetrix, Inc	2,602
190,142	*	Agenus, Inc	612
1,086,551		Agilent Technologies, Inc	62,411
40,675	*,e	Agios Pharmaceuticals, Inc	1,864
23,786	*	Akebia Therapeutics, Inc	661
196,570	*,e	Akorn, Inc	6,536
88,914	*	Albany Molecular Research, Inc	1,789
24,512	*	Alder Biopharmaceuticals, Inc	492
53,465	*	Alembic Pharmaceuticals Ltd	237
1,026,276	*	Alexion Pharmaceuticals, Inc	160,356
82,893	*,e	Alimera Sciences, Inc	496
6,865		ALK-Abello AS	1,062
3,411,564	*	Alkermes plc	171,704
1,076,022		Allergan, Inc	182,084
89,487	*,e	Alnylam Pharmaceuticals, Inc	5,653
70,105	*,e	AMAG Pharmaceuticals, Inc	1,453
2,381,163		Amgen, Inc	281,858
128,452	*,e	Ampio Pharmaceuticals, Inc	1,073
116,662	*,e	Anacor Pharmaceuticals, Inc	2,068
30,238	*	ANI Pharmaceuticals, Inc	1,041
14,742	*	Applied Genetic Technologies Corp	341
74,002	*,e	Aratana Therapeutics, Inc	1,155
946,680	*,e	Arena Pharmaceuticals, Inc	5,548
732,957	*,e	Ariad Pharmaceuticals, Inc	4,669
242,765	*	Arpida Ltd	383
405,869	*,e	Array Biopharma, Inc	1,851
227,724	*	Arrowhead Research Corp	3,259
74,000		ASKA Pharmaceutical Co Ltd	872
375,949		Aspen Pharmacare Holdings Ltd	10,571
2,201,800		Astellas Pharma, Inc	28,955
7,016	*	AstraZeneca Pharma India Ltd	132
1,714,078		AstraZeneca plc	127,523
222,375	e	AstraZeneca plc (ADR)	16,525
323,253		Aurobindo Pharma Ltd	3,990
44,243	*,e	Auspex Pharmaceuticals Inc	985
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
153,859	*,e	Auxilium Pharmaceuticals, Inc	$3,086
482,911	*,e	AVANIR Pharmaceuticals, Inc	2,724
11,964	*,e	Basilea Pharmaceutica	1,394
35,332	*	Bavarian Nordic AS	805
1,875,330		Bayer AG.	264,559
379,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	488
113,207		Biocon Ltd	999
297,487	*	BioCryst Pharmaceuticals, Inc	3,793
129,110	*,e	BioDelivery Sciences International, Inc	1,558
31,227		Biogaia AB (B Shares)	902
1,290,677	*	Biogen Idec, Inc	406,963
485,020	*	BioMarin Pharmaceuticals, Inc	30,173
190,000	*	Bioneer Corp	2,297
250,061	*	Bio-Path Holdings, Inc	763
52,608	*	Bio-Rad Laboratories, Inc (Class A)	6,298
16,078	*	Biospecifics Technologies Corp	433
7,511		Biotest AG. (Preference)	973
161,786	*,e	Biotime, Inc	493
29,500	*	Biovail Corp	3,721
473,819	*	Biovail Corp (Toronto)	59,920
6,609,023	*	Biovitrum AB	88,295
81,778	*,e	Bluebird Bio, Inc	3,154
16,772		Boiron S.A.	1,459
10,095		Boryung Pharmaceutical Co Ltd	444
5,311,367		Bristol-Myers Squibb Co	257,654
228,766	*	Bruker BioSciences Corp	5,552
426,288	*	BTG plc	4,614
52,488		Bukwang Pharmaceutical Co Ltd	845
170,783	*	Cambrex Corp	3,535
39,773	*,e	Cara Therapeutics Inc	677
5,470,654	*	Celgene Corp	469,820
325,907	*,e	Celldex Therapeutics, Inc	5,319
253,936	*	Celltrion, Inc	11,674
29,753	*,e	Cellular Dynamics International, Inc	433
81,191	*,e	Cempra, Inc	871
109,000	*	Center Laboratories, Inc	461
214,040	*,e	Cepheid, Inc	10,261
229,526	*	Charles River Laboratories International, Inc	12,284
104,203	*,e	ChemoCentryx, Inc	610
80,556	*,e	Chimerix, Inc	1,767
2,137,000	*,e	China Animal Healthcare Ltd	1,484
148,000		China Chemical & Pharmaceutical Co Ltd	116
4,578,000	e	China Medical System Holdings Ltd	5,606
2,142,000		China Pharmaceutical Group Ltd	1,713
911,000		China Shineway Pharmaceutical Group Ltd	1,601
15,400	*	Chiome Bioscience Inc	247
4		Chong Kun Dang Pharm Corp	0	^
9,301		Chong Kun Dang Pharmaceutical Corp	622
24,359		Choongwae Pharma Corp	398
238,560		Chugai Pharmaceutical Co Ltd	6,727
410,832		Cipla Ltd	2,996
7,008,093		CK Life Sciences International Holdings, Inc	687
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,885	e	Clinigen Group plc	$316
109,359	*,e	Clovis Oncology, Inc	4,529
8,600	e	CMIC Co Ltd	141
33,696	*,e	Concert Pharmaceuticals Inc	340
19,900	*	Concordia Healthcare Corp	636
61,000	*	Consun Pharmaceutical Group Ltd	46
164,324	*,e	Corcept Therapeutics, Inc	460
13,173		Cosmo Pharmaceuticals S.p.A	2,245
129,964	*	Covance, Inc	11,122
707,553		CSL Ltd	44,415
16,000	*	CTC BIO, Inc	228
411,654	*,e	CTI BIOPHARMA CORP	1,157
162,998	*	Cubist Pharmaceuticals, Inc	11,381
332,738	*,e	Cytokinetics, Inc	1,590
234,658	*,e	Cytori Therapeutics, Inc	561
188,072	*	CytRx Corp	786
15,057		Daewoong Pharmaceutical Co Ltd	875
1,522,990		Daiichi Sankyo Co Ltd	28,467
332,094		Dainippon Sumitomo Pharma Co Ltd	3,822
1,136,000		Dawnrays Pharmaceutical Holdings Ltd	828
492,222	*,e	Dendreon Corp	1,132
298,600	*	Depomed, Inc	4,151
27,837	*,e	Dicerna Pharmaceuticals Inc	628
53,897		Divi S Laboratories Ltd	1,308
3,329		Dong-A Pharmaceutical Co Ltd	421
6,061		Dong-A ST Co Ltd	644
7,195		DongKook Pharmaceutical Co Ltd	198
175,211		Dr Reddy’s Laboratories Ltd	7,630
48,270	*,e	Durata Therapeutics, Inc	822
491,750	*	Dyax Corp	4,721
996,726	*,e	Dynavax Technologies Corp	1,595
11,236	*,e	Egalet Corp	147
244,911		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	252
274,031		Eisai Co Ltd	11,500
12,922	*,e	Eleven Biotheraputics Inc	170
3,555,132		Eli Lilly & Co	221,023
142,285	*	Emergent Biosolutions, Inc	3,196
66,800	*,e	Enanta Pharmaceuticals, Inc	2,877
860,181	*	Endo International plc	60,230
114,106	*,e	Endocyte, Inc	752
151,018	*	Enzo Biochem, Inc	793
38,249	*,e	Epizyme, Inc	1,190
25,400		EPS Co Ltd	326
12,995	*,e	Esperion Thereapeutics, Inc	206
10,426	e	Eurofins Scientific	3,207
159,707	*,e	Evolutec Group plc	288
122,030	*,e	Evotec AG.	598
251,612	*,e	Exact Sciences Corp	4,285
592,566	*,e	Exelixis, Inc	2,009
4,294	*,m	Faes Farma S.A.	14
304,880	e	Faes Farma S.A. (Sigma)	964
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
42,032		FDC Ltd	$93
52,102	*,e	Five Prime Therapeutics, Inc	810
12,991	*	Flexion Therapeutics Inc	175
86,742	*	Fluidigm Corp	2,550
588,920	*,e	Forest Laboratories, Inc	58,303
55,620	*,m	Forest Laboratories, Inc CVR	53
45,097	*,e	Foundation Medicine, Inc	1,216
44,000		Fuji Pharma Co Ltd	831
21,958	*	Furiex Pharmaceuticals Inc	2,331
105,000		Fuso Pharmaceutical Industries Ltd	337
27,178	*	Galapagos NV	528
52,250	*	Galectin Therapeutics, Inc	722
366,046	*,e	Galena Biopharma, Inc	1,120
11,652	*	Genfit	414
47,942	*	Genmab AS	2,047
12,363	*,e	Genocea Biosciences Inc	232
52,019	*,e	Genomic Health, Inc	1,425
2,827,300	*,e	Genomma Lab Internacional S.A. de C.V.	7,669
77,284		Genus plc	1,516
578,200	*,e	Geron Corp	1,856
38,133		Gerresheimer AG.	2,627
8,603,258	*,e	Gilead Sciences, Inc	713,296
4,832,725		GlaxoSmithKline plc	128,672
47,000		GlycoNex, Inc	181
110,000	*,e	GNI Group Ltd	363
147,012	*,e	Golf Trust Of America, Inc	1,320
12,723		Green Cross Corp	1,558
38,149		Green Cross Holdings Corp	639
262,502		Grifols S.A.	14,343
241		Grifols S.A. (Class B)	11
325,000	e	H Lundbeck AS	7,998
498,156	*,e	Halozyme Therapeutics, Inc	4,922
18,405	*	Hanmi Holdings Co Ltd	307
8,010	*	Hanmi Pharm Co Ltd	799
12,816		Haw Par Corp Ltd	88
58,306	*	Heron Therapeutics, Inc	718
348,915	e	Hikma Pharmaceuticals plc	10,014
64,791		Hisamitsu Pharmaceutical Co, Inc	2,897
242,748	*,e	Horizon Pharma, Inc	3,840
211,499	*	Hospira, Inc	10,865
2,868,480		Hua Han Bio-Pharmaceutical Holdings Ltd	582
6,945		Huons Co Ltd	290
43,892	*,e	Hyperion Therapeutics, Inc	1,146
356,823	*,e	Idenix Pharmaceuticals, Inc	8,599
247,339	*	Idera Pharmaceuticals, Inc	717
26,482		Il Dong Pharmaceutical Co Ltd	369
795,892	*,e	Illumina, Inc	142,099
18,415		Ilyang Pharmaceutical Co Ltd	450
290,751	*,e	Immunogen, Inc	3,445
246,977	*,e	Immunomedics, Inc	901
257,647	*	Impax Laboratories, Inc	7,727
366,886	*	Incyte Corp	20,707
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
148,099	*	Infinity Pharmaceuticals, Inc	$1,887
40,785	*	Innate Pharma S.A.	498
6,863	*	Innocell Corp	217
655,465	*,e	Inovio Pharmaceuticals, Inc	7,086
163,630	*	Insmed, Inc	3,269
31,122	*,e	Insys Therapeutics, Inc	972
19,176	*	Intercept Pharmaceuticals, Inc	4,538
350,894	*	InterMune, Inc	15,492
51,766	*	Intra-Cellular Therapies, Inc	873
107,444	*,e	Intrexon Corp	2,700
36,132		Ipsen	1,633
365,149	*,e	Ironwood Pharmaceuticals, Inc	5,598
498,804	*,e	Isis Pharmaceuticals, Inc	17,184
16,400	*,e	Japan Tissue Engineering Co Lt	288
257,897	*,e	Jazz Pharmaceuticals plc	37,913
10,300		JCR Pharmaceuticals Co Ltd	266
10,950		Jeil Pharmaceutical Co	287
13,223,445		Johnson & Johnson	1,383,437
148,521		Kaken Pharmaceutical Co Ltd	3,143
29,176	*	Kamada Ltd	204
37,878	*,e	Karyopharm Therapeutics, Inc	1,763
280,194	*,e	Keryx Biopharmaceuticals, Inc	4,309
50,271	*,e	Kindred Biosciences Inc	937
114,500		Kissei Pharmaceutical Co Ltd	2,742
99,571	*,e	Kite Pharma, Inc	2,880
4,780		Kolon Life Science, Inc	256
46,976	*	Komipharm International Co Ltd	394
127,510		Kwang Dong Pharmaceutical Co Ltd	1,399
130,236		Kyorin Co Ltd	2,680
601,091	e	Kyowa Hakko Kogyo Co Ltd	8,144
52,513	*,e	KYTHERA Biopharmaceuticals, Inc	2,015
69,322	*	Laboratorios Almirall S.A.	1,124
25,509	e	Laboratorios Farmaceuticos Rovi S.A	331
149,339	*	Lannett Co, Inc	7,410
709,744	*,e	Lexicon Pharmaceuticals, Inc	1,143
18,990	*	LG Life Sciences Ltd	657
200,135	*,e	Ligand Pharmaceuticals, Inc (Class B)	12,466
2,938,000		Lijun International Pharmaceutical Holding Ltd	1,131
173,600	*	Livzon Pharmaceutical Group, Inc	964
311,557		Lonza Group AG.	33,881
64,000	*	Lotus Pharmaceutical Co Ltd	369
128,829	*	Luminex Corp	2,209
156,167		Lupin Ltd	2,721
59,377	*,e	MacroGenics, Inc	1,290
299,312	*,e	Mallinckrodt plc	23,951
800,501	*,e	MannKind Corp	8,798
1,040,089	*	Mayne Pharma Group Ltd	834
450,701		Meda AB (A Shares)	7,824
278,477	*	Medicines Co	8,093
124,918	*	Medigen Biotechnology Corp	1,892
96,452	*	Medivation, Inc	7,435
28,097	*,e	Medivir AB	577
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,369		Medy-Tox, Inc	$729
216,200		Mega Lifesciences PCL	144
11,868,886		Merck & Co, Inc	686,615
336,076		Merck KGaA	29,143
397,373	*,e	Merrimack Pharmaceuticals, Inc	2,897
208,063	*,e	Mesoblast Ltd	876
66,134	*	Mettler-Toledo International, Inc	16,744
286,150	*,e	MiMedx Group, Inc	2,029
21,932	*	Mirati Therapeutics, Inc	439
14,100		Mochida Pharmaceutical Co Ltd	1,013
236,602	*	Momenta Pharmaceuticals, Inc	2,858
101,471	*	Morphosys AG.	9,493
1,926,112	*	Mylan Laboratories, Inc	99,310
577,993	*,e	Myriad Genetics, Inc	22,495
42,900	*,e	NanoCarrier Co Ltd	672
30,741	*	NanoString Technologies, Inc	460
120,437	*	NanoViricides, Inc	506
9,698		Natco Pharma Ltd	162
9,386	*	Naturalendo Tech Co Ltd	715
468,703	*,e	Navidea Biopharmceuticals, Inc	694
426,969	*	Nektar Therapeutics	5,474
428	*,e	NeoGenomics, Inc	1
80,348	*	NeoStem, Inc	524
207,525	*	Neuralstem, Inc	876
251,178	*	Neurocrine Biosciences, Inc	3,727
60,825	*,e	NewLink Genetics Corp	1,615
86,550		Nichi-iko Pharmaceutical Co Ltd	1,294
173,000		Nippon Shinyaku Co Ltd	5,045
156,725	*	Northwest Biotherapeutics, Inc	1,052
5,093,278		Novartis AG.	461,239
181,002		Novartis AG. (ADR)	16,386
659,357	*,e	Novavax, Inc	3,046
3,057,572		Novo Nordisk AS	141,116
1,127,060	*	NPS Pharmaceuticals, Inc	37,249
63,346	*	Ohr Pharmaceutical, Inc	602
105,605	*,e	Omeros Corp	1,838
17,790	*,m	Omthera Pharmaceuticals, Inc	11
62,962	*,e	OncoMed Pharmaceuticals, Inc	1,467
213,356	*	Oncothyreon, Inc	691
122,000	*	Oneness Biotech Co Ltd	337
152,895		Ono Pharmaceutical Co Ltd	13,433
42,793	*,e	Ophthotech Corp	1,811
608,191	*,e	Opko Health, Inc	5,376
427,538	*,e	Orexigen Therapeutics, Inc	2,642
17,414	*,e	Orexo AB	302
184,209	*	Organovo Holdings, Inc	1,538
112,512		Orion Oyj (Class B)	4,194
59,612	*,e	Osiris Therapeutics, Inc	931
810,869		Otsuka Holdings KK	25,145
57,771	*,e	OvaScience, Inc	530
254,372	*,e	Pacific Biosciences of California, Inc	1,572
109,078	*,e	Pacira Pharmaceuticals, Inc	10,020
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
106,074	*	Pain Therapeutics, Inc	$610
953,200	*,e	Paion AG.	3,784
247,674	*	Parexel International Corp	13,087
487,538	e	PDL BioPharma, Inc	4,719
5,500	*,e	PeptiDream, Inc	436
550,023	*,e	Peregrine Pharmaceuticals, Inc	1,034
381,940		PerkinElmer, Inc	17,890
552,239		Perrigo Co plc	80,494
24,189,658		Pfizer, Inc	717,949
142,405	*,e	Pharmacyclics, Inc	12,775
51,861	*	PharmaEngine Inc	546
76,000	*	Pharmstandard (GDR)	698
41,279	*	Phibro Animal Health Corp	906
227,865	*	Phytohealth Corp	310
119,397		Piramal Healthcare Ltd	1,377
157,103	*,e	Portola Pharmaceuticals, Inc	4,584
85,107		Pozen, Inc	709
285,495	*	Prestige Brands Holdings, Inc	9,675
252,918	*	Progenics Pharmaceuticals, Inc	1,090
387,219	*,e	Prothena Corp plc	8,732
22,060,100		PT Kalbe Farma Tbk	3,088
82,736	*,e	PTC Therapeutics, Inc	2,163
93,469	*	Puma Biotechnology, Inc	6,169
451,453	*	Qiagen NV	10,918
477,582	*,e	Qiagen NV (NASDAQ)	11,677
613,725	e	Questcor Pharmaceuticals, Inc	56,763
139,083	*	Quintiles Transnational Holdings, Inc	7,412
149,690	*	Ranbaxy Laboratories Ltd	1,289
192,761	*,e	Raptor Pharmaceutical Corp	2,226
110,233	*	Receptos, Inc	4,696
276,473		Recordati S.p.A.	4,646
47,159	*	Regado Biosciences, Inc	320
185,740	*	Regeneron Pharmaceuticals, Inc	52,466
40,943	*,e	Regulus Therapeutics, Inc	329
51,486	*	Relypsa, Inc	1,252
157,340	*	Repligen Corp	3,586
28,800	*,e	ReproCELL, Inc	276
69,337	*,e	Repros Therapeutics, Inc	1,200
143,759	*,e	Retrophin, Inc	1,688
23,572	*,e	Revance Therapeutics, Inc	801
138,582	e	Richter Gedeon Rt	2,658
326,829	*	Rigel Pharmaceuticals, Inc	1,186
1,054,531		Roche Holding AG.	314,205
104,000		Rohto Pharmaceutical Co Ltd	1,618
81,462	*	Sagent Pharmaceuticals	2,107
1,264,512	*	Salix Pharmaceuticals Ltd	155,978
205,184	*,e	Sangamo Biosciences, Inc	3,133
1,859,628		Sanofi-Aventis	197,659
111,456		Santen Pharmaceutical Co Ltd	6,279
123,511	*,e	Sarepta Therapeutics, Inc	3,679
50,500		Sawai Pharmaceutical Co Ltd	2,977
175,347	*,e	Sciclone Pharmaceuticals, Inc	922
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
248,088		Scinopharm Taiwan Ltd	$615
208,451	*,e	Seattle Genetics, Inc	7,973
38,484	*	Seegene, Inc	2,189
490,500		Seikagaku Corp	6,036
358,349	*,e	Sequenom, Inc	1,387
510,000		Shandong Luoxin Pharmacy Stock Co Ltd	735
179,000		Shanghai Dingli Technology Dev	107
1,570,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	5,854
309,000	*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	271
17,000	*,e	Shin Nippon Biomedical Laboratories Ltd	159
548,943		Shionogi & Co Ltd	11,466
2,019,652		Shire Ltd	158,428
10,921		Shire plc (ADR)	2,572
7,078		Siegfried Holding AG.	1,293
18,946,800		Sihuan Pharmaceutical Holdings	11,588
3,800,000		Sino Biopharmaceutical	3,081
91,000		Sinphar Pharmaceutical Co Ltd	169
53,844		Sirtex Medical Ltd	858
4,254,176	*,m	Skyline Venture Fund II Ltd	242
976,029	*,m	Skyline Venture Fund III Ltd	47
15,400	*,e	Sosei Group	549
243,247	*,e	Spectrum Pharmaceuticals, Inc	1,978
144,315		Stada Arzneimittel AG.	6,855
5,953		Stallergenes	459
246,100		Standard Chemical & Pharma	380
34,913	*,e	Stemline Therapeutics, Inc	512
57,537	*,e	Sucampo Pharmaceuticals, Inc (Class A)	397
141,902	*	Sun Pharma Advanced Research Company Ltd	384
1,611,178		Sun Pharmaceutical Industries Ltd	18,438
144,652	*,e	Sunesis Pharmaceuticals, Inc	943
109,588	*,e	Supernus Pharmaceuticals, Inc	1,200
71,504	*,e	Synageva BioPharma Corp	7,494
277,025	*,e	Synergy Pharmaceuticals, Inc	1,127
170,957	*,e	Synta Pharmaceuticals Corp	699
284,000	*	Taigen Biopharmaceuticals Holdings Ltd	490
42,469		Taisho Pharmaceutical Holdings Co Ltd	3,098
57,339	*	Taiwan Liposome Co Ltd	593
76,300	*,e	Takara Bio, Inc	1,263
711,020		Takeda Pharmaceutical Co Ltd	33,000
356,977		Tanabe Seiyaku Co Ltd	5,344
12,618	e	Tecan Group AG.	1,443
85,461		Techne Corp	7,911
119,314	*,e	TESARO, Inc	3,712
66,744	*	Tetraphase Pharmaceuticals, Inc	900
1,063,043		Teva Pharmaceutical Industries Ltd	55,845
123,533		Teva Pharmaceutical Industries Ltd (ADR)	6,476
71,579	*,e	TG Therapeutics, Inc	672
307,862	*,e	TherapeuticsMD, Inc	1,361
102,267	*,e	Theravance Biopharma, Inc	3,260
255,647	*,e	Theravance, Inc	7,613
1,438,450		Thermo Electron Corp	169,737
235,337	*,e	Threshold Pharmaceuticals, Inc	932
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
96,232	*,e	ThromboGenics NV	$1,241
944,000	e	Tong Ren Tang Technologies Co Ltd	1,379
30,700		Torii Pharmaceutical Co Ltd	957
62,076		Torrent Pharmaceuticals Ltd	732
43,300	e	Towa Pharmaceutical Co Ltd	1,764
19,359	*,e	Transgene S.A.	253
96,192	e	Tsumura & Co	2,270
224,485		TTY Biopharm Co Ltd	689
44,000	*	TWi Pharmaceuticals, Inc	406
134,509		UCB S.A.	11,380
20,602	*,e	Ultragenyx Pharmaceutical, Inc	925
6,000	*,e	UMN Pharma, Inc	178
38,237		Unichem Laboratories Ltd	144
721,500	*	United Laboratories Ltd	493
51,387	*	United Therapeutics Corp	4,547
35,681	*,e	Valneva SE	259
503,474	*,e	Vanda Pharmaceuticals, Inc	8,146
445,681	*	Vectura Group plc	1,014
75,529	*,e	Verastem, Inc	684
21,051	*	Versartis, Inc	590
605,033	*	Vertex Pharmaceuticals, Inc	57,285
5,418		Virbac S.A.	1,252
16,713	*	ViroMed Co Ltd	862
14,608	*	Vital Therapies, Inc	398
285,510	*,e	Vivus, Inc	1,519
176,362	*	Waters Corp	18,419
1,024,000	*	Winteam Pharmaceutical Group Ltd	459
110,823		Wockhardt Ltd	1,063
44,615	*	Xencor Inc	518
237,871	*,e	Xenoport, Inc	1,149
645,066	*,e	XOMA Corp	2,961
8,832		Yuhan Corp	1,579
176,360	*	Yungjin Pharmaceutical Co Ltd	295
347,000		YungShin Global Holding Corp	781
9,259	*,e	Zealand Pharma AS	119
215,313	*	Zeltia S.A.	869
35,300		Zeria Pharmaceutical Co Ltd	842
255,591	*,e	ZIOPHARM Oncology, Inc	1,030
3,001,799		Zoetis Inc	96,868
366,816	*,e	Zogenix, Inc	737
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,895,288

REAL ESTATE - 3.4%
10,700,000	*	8990 Holdings, Inc	1,966
748,510		Abacus Property Group	1,765
217,822		Acadia Realty Trust	6,119
1,406		Activia Properties Inc	12,371
429,994		Acucap Properties Ltd	1,781
2,880		Advance Residence Investment Corp	7,282
29,000		Advancetek Enterprise Co Ltd	34
24,242		Aeon Mall Co Ltd	639
3,610	e	AEON REIT Investment Corp	4,747
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
162,228	*	Africa Israel Investments Ltd	$333
14,138	*	Africa Israel Properties Ltd	252
106,735		AG Mortgage Investment Trust	2,021
6,352,500	e	Agile Property Holdings Ltd	4,476
55,561		Agree Realty Corp	1,680
1,057,684		AIMS AMP Capital Industrial REIT	1,223
63,604	*	Airport City Ltd	637
24,600		Airport Facilities Co Ltd	172
42,608		Akmerkez Gayrimenkul Yatirim Ortakligi AS	325
3,491,743	*	Aldar Properties PJSC	2,949
181,715		Alexander & Baldwin, Inc	7,532
7,601		Alexander’s, Inc	2,808
171,084		Alexandria Real Estate Equities, Inc	13,283
146,500		Aliansce Shopping Centers S.A.	1,191
1,726,607	e	Allan Gray Property Trust	1,253
11,369,943		Allco Commercial Real Estate Investment Trust	12,366
37,417		Allied Properties Real Estate Investment Trust	1,240
18,604		Allreal Holding AG.	2,643
152,679		Alony Hetz Properties & Investments Ltd	1,195
4,850	*	AL-ROV Israel Ltd	185
6,102	*	Alrov Properties and Lodgings Ltd	165
76,342		Alstria Office REIT-AG.	1,011
4,431	*	Altisource Asset Management Corp	3,204
43,907	*	Altisource Portfolio Solutions S.A.	5,031
209,611		Altisource Residential Corp	5,456
70,100	e	Altus Group Ltd	1,507
915,500		Amata Corp PCL (Foreign)	477
1,611,291		Amer Group Holding	297
132,716		American Assets Trust,Inc	4,585
109,274		American Campus Communities, Inc	4,179
814,298		American Capital Agency Corp	19,063
193,001		American Capital Mortgage, Inc	3,864
186,515		American Homes 4 Rent	3,313
624,393	*	American Realty Capital Healthcare Trust, Inc	6,800
373,307		American Realty Capital Properties, Inc	4,678
118,807	*,e	American Residential Properties, Inc	2,228
590,391		American Tower Corp	53,123
119,596		Amot Investments Ltd	409
1,502,835		AMP NZ Office Trust	1,415
72,687		AmREIT, Inc (Class B)	1,330
2,688,200		Ananda Development PCL	220
1,629,958	*	Anant Raj Industries Ltd	2,044
8,096		ANF Immobilier	257
1,939,779		Annaly Capital Management, Inc	22,172
482,035		Anworth Mortgage Asset Corp	2,487
1,182,600	*	AP Thailand PCL (Foreign)	228
98,217		Apartment Investment & Management Co (Class A)	3,169
172,291		Apollo Commercial Real Estate Finance, Inc	2,841
98,151		Ares Commercial Real Estate Corp	1,218
1,692,687		Argosy Property Ltd	1,445
74,459		Armada Hoffler Properties, Inc	721
1,343,834		ARMOUR Residential REIT, Inc	5,819
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
347,176	e	Arrowhead Properties Ltd	$248
241,880		Arrowhead Properties Ltd (Class B)	172
209,051		Artis Real Estate Investment Trust	3,086
1,545,000		Ascendas Hospitality Trust	929
1,271,000		Ascendas India Trust	853
343,587		Ascendas REIT	635
1,006,302		Ascott Residence Trust	988
94,388		Ashford Hospitality Prime, Inc	1,620
261,982		Ashford Hospitality Trust, Inc	3,023
219,752		Associated Estates Realty Corp	3,960
521,962	*	Attacq Ltd	870
534,015		Australand Property Group	2,235
41,859	*	AV Homes, Inc	684
380,936		AvalonBay Communities, Inc	54,165
392,715	e	Aveo Group	763
100,319	e	Aviv REIT, Inc	2,826
162,900		Axis Real Estate Investment Trust	168
6,532,623		Ayala Land, Inc	4,567
123,809		Babcock & Brown Japan Property Trust	476
16,771,900		Bangkokland PCL	972
158,811	*	Barwa Real Estate Co	1,550
873		Bayside Land Corp	244
27,118		Befimmo SCA Sicafi	2,067
2,538,000	e	Beijing Capital Land Ltd	812
1,222,000		Beijing North Star Co	296
2,722,000	*	Beijing Properties Holdings Ltd	267
4,173,950		Belle Corp	491
1,430,859	e	Beni Stabili S.p.A.	1,310
311,424		Big Yellow Group plc	2,643
286,448		BioMed Realty Trust, Inc	6,253
558,868	e	Blackstone Mortgage Trust, Inc	16,207
865		BLife Investment Corp	4,058
43,659		Boardwalk Real Estate Investment Trust	2,670
690,086		Boston Properties, Inc	81,554
468,056		BR Malls Participacoes S.A.	3,983
177,000		BR Properties S.A.	1,066
420,086		Brandywine Realty Trust	6,553
206,000		Brasil Brokers Participacoes S.A.	327
779,838		British Land Co plc	9,370
877,665	e	Brixmor Property Group, Inc	20,142
737,265		Brookfield Asset Management, Inc	32,481
18,100		Brookfield Canada Office Properties	467
4,839	*	Brookfield Multiplex Group	392
40,000		Brookfield Property Partners LP	835
1,740		Brookfield Property Partners LP (Toronto)	36
1,147,549		Bunnings Warehouse Property Trust	2,683
57,000	*	BUWOG AG.	1,101
29,598,188		C C Land Holdings Ltd	5,459
87,304		CA Immobilien Anlagen AG.	1,656
816,000		Cache Logistics Trust	783
85,975		Calloway Real Estate Investment Trust	2,140
1,435,442		Cambridge Industrial Trust	893
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
131,828		Camden Property Trust	$9,380
241,298	e	Campus Crest Communities, Inc	2,090
69,991		Canadian Apartment Properties REIT	1,499
41,156		Canadian Real Estate Investment Trust	1,774
344,400	e	CapitaCommercial Trust	470
957,441		Capital & Counties Properties	5,334
3,380,466	*	Capital Property Fund	3,401
2,521,880	e	CapitaLand Ltd	6,476
3,567,181		CapitaMall Trust	5,654
794,000	m	CapitaMalls Asia Ltd	1,496
870,400		CapitaMalls Malaysia Trust	401
617,032		CapitaRetail China Trust	733
366,555	e	Capstead Mortgage Corp	4,820
71,924	*	CareTrust REIT, Inc	1,424
1,220,000	*	Carnival Group International Holdings Ltd	153
409,712		Castellum AB	7,262
46,137	*,e	CatchMark Timber Trust Inc	631
1,294,000		Cathay Real Estate Development Co Ltd	773
72,107		CBL & Associates Properties, Inc	1,370
1,816,863	*	CBRE Group, Inc	58,212
861,000	e	CDL Hospitality Trusts	1,216
13,783,200		Cebu Holdings, Inc	1,626
295,186		Cedar Shopping Centers, Inc	1,845
60,840		Cedar Woods Properties Ltd	419
1,723,000		Central China Real Estate Ltd	440
1,608,100		Central Pattana PCL (Foreign)	2,430
10,000,000		Century Properties Group, Inc	312
1,382,880	e	CFS Gandel Retail Trust	2,659
1,158,850		CH Karnchang PCL	772
884,796	e	Chambers Street Properties	7,114
3,578,636		Champion Real Estate Investment Trust	1,662
588,463	e	Charter Hall Group	2,365
206,800		Chartwell Retirement Residences	2,101
94,909		Chatham Lodging Trust	2,079
191,516		Chesapeake Lodging Trust	5,790
4,805,551		Cheuk Nang Holdings Ltd	4,340
1,245,607		Cheung Kong Holdings Ltd	22,099
2,016,393		Chimera Investment Corp	6,432
2,589,500	e	China Aoyuan Property Group Ltd	371
14,270,021	*	China New Town Development Co Ltd	893
6,336,994	e	China Overseas Land & Investment Ltd	15,371
652,000	*	China Properties Group Ltd	144
4,766,994		China Resources Land Ltd	8,722
2,969,200	e	China SCE Property Holdings Ltd	632
4,578,000	e	China South City Holdings Ltd	2,404
3,668,714	*	China Vanke Co Ltd	6,513
335,500	e	Chinese Estates Holdings Ltd	874
93,300		Choice Properties REIT	931
173,080		Chong Hong Construction Co	459
5,712,000		CIFI Holdings Group Co Ltd	1,054
102,428	e	City Developments Ltd	841
595,188	e	Citycon Oyj	2,184
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
22,387		Cofinimmo	$2,790
341,577		Colony Financial, Inc	7,931
28,123	*,e	Colour Life Services Group	17
48,446		Columbia Property Trust, Inc	1,260
114		Comforia Residential REIT, Inc	864
71,598		Cominar Real Estate Investment Trust	1,265
444,900		Concentradora Fibra Danhos S.A. de C.V.	1,199
589,200		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	1,066
19,693		Consolidated-Tomoka Land Co	904
68,215		Conwert Immobilien Invest AG.	810
65,309		Coresite Realty	2,160
14,699		Corio NV	750
630,936	e	Corp Inmobiliaria Vesta SAB de C.V.	1,323
37,649		Corporate Office Properties Trust	1,047
5,636,882	*	Country Garden Holdings Co Ltd	2,239
366,892		Countrywide plc	3,231
752,323		Cousins Properties, Inc	9,366
2,481	e	Crescendo Investment Corp	2,134
36,900		Crombie Real Estate Investment Trust	465
1,527,000		Cromwell Group	1,404
600,374		Crown Castle International Corp	44,584
6,858,943		CSI Properties Ltd	248
34,500		CT Real Estate Investment Trust	369
777,297		CubeSmart	14,240
72,186		CyrusOne, Inc	1,797
597,793	e	CYS Investments, Inc	5,392
630	e	DA Office Investment Corp	2,999
109,100		Daibiru Corp	1,116
833,000	*,e	Daikyo, Inc	1,959
3,145,900		Daiman Development BHD	3,683
112,303		Daito Trust Construction Co Ltd	13,206
1,476,671		Daiwa House Industry Co Ltd	30,612
492		Daiwa House REIT Investment Corp	2,176
14,515,191		DB RREEF Trust	15,192
1,612,663		DCT Industrial Trust, Inc	13,240
1,287,962		DDR Corp	22,707
188,014	*	Delta Corp Ltd	291
160,900		Derwent London plc	7,370
117,210		Deutsche Euroshop AG.	5,794
263,493		Deutsche Wohnen AG.	5,676
744,846		DiamondRock Hospitality Co	9,549
96,758	e	DIC Asset AG.	1,059
479,074	e	Digital Realty Trust, Inc	27,940
122,816		Dios Fastigheter AB	1,074
12,281,297		DLF Ltd	43,955
61,451	*	Dogus Gayrimenkul Yatirim Ortakligi AS	139
94,923		Douglas Emmett, Inc	2,679
51,700		Dream Global Real Estate Investment Trust	476
86,400		Dream Industrial Real Estate Investment Trust	788
153,274		Dream Office Real Estate Investment Trust	4,207
67,613	*	Dream Unlimited Corp	978
1,053,335		Duke Realty Corp	19,129
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
222,179		DuPont Fabros Technology, Inc	$5,990
206,982		Dynex Capital, Inc	1,832
1,169,800		Eastern & Oriental BHD	1,002
124,624		EastGroup Properties, Inc	8,005
474,205		Education Realty Trust, Inc	5,093
4,534,172	*	Emaar Properties PJSC	10,389
442,177		Emira Property Fund	611
7,717,667		Emlak Konut Gayrimenkul Yatiri	9,713
1,507,333		Emperor International Holdings	342
277,485	e	Empire State Realty Trust, Inc	4,579
203,311		Entertainment Properties Trust	11,359
327,813		Equity Lifestyle Properties, Inc	14,476
229,623		Equity One, Inc	5,417
842,722		Equity Residential	53,091
1,173,060	*	Eshraq Properties Co PJSC	342
293,504		Essex Property Trust, Inc	54,272
183,976		Eurobank Properties Real Estate Investment Co	2,179
49,964		Eurocommercial Properties NV	2,467
13,325,000	e	Evergrande Real Estate Group	5,176
192,362		Excel Trust, Inc	2,564
746,186		Extra Space Storage, Inc	39,734
191,341	e	Fabege AB	2,707
6,468,500	e	Fantasia Holdings Group Co Ltd	751
1,060,802		Far East Consortium	386
942,000		Far East Hospitality Trust	657
673,605		Farglory Land Development Co Ltd	916
102,075	*,e	Fastighets AB Balder	1,381
177,193		Federal Realty Investment Trust	21,426
5,210,728		Federation Centres	12,229
581,180		FelCor Lodging Trust, Inc	6,108
293,600		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	411
3,561,900		Fibra Uno Administracion S.A. de C.V.	12,429
12,000,000		Filinvest Development Corp	1,309
56,839,000		Filinvest Land, Inc	2,123
119,087		First Capital Realty, Inc	2,078
409,959		First Industrial Realty Trust, Inc	7,724
220,263		First Potomac Realty Trust	2,890
607,102		First Real Estate Investment Trust	578
68,610	e	FirstService Corp	3,477
3,198		Fonciere Des Regions	347
620,237	*	Forest City Enterprises, Inc (Class A)	12,324
130,648	*	Forestar Real Estate Group, Inc	2,494
368,226		Fortress Income Fund Ltd	551
253,527		Foxtons Group plc	1,302
393,379		Franklin Street Properties Corp	4,949
9,381,800	e	Franshion Properties China Ltd	2,469
637,000		Frasers Centrepoint Trust	969
883		Frontier Real Estate Investment Corp	4,803
725		Fukuoka REIT Corp	1,275
4,290,000		Future Land Development Holdin	377
155,851	*	GAGFAH S.A.	2,835
494,397		Gaming and Leisure Properties, Inc	16,795
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
196,745		Gazit Globe Ltd	$2,634
8,719		Gazit, Inc	260
564,790	*	GDI Property Group	485
4,281		Gecina S.A.	624
4,402,000		Gemdale Properties and Investm	247
2,656,530		General Growth Properties, Inc	62,588
110,681		Getty Realty Corp	2,112
61,332		Gladstone Commercial Corp	1,096
646,702		Glimcher Realty Trust	7,004
7,037,391		Global Logistic Properties	15,252
845		Global One Real Estate Investment Corp	2,490
384,161	*	Globe Trade Centre S.A.	996
280,100		Glomac BHD	91
4,960,895	*	Glorious Property Holdings Ltd	691
5,689		GLP J-Reit	6,377
61,171		Godrej Properties Ltd	248
33,080		Goldcrest Co Ltd	727
745,300	*	Golden Land Property Development PCL	217
242,000	*	Goldin Properties Holdings Ltd	149
1,539,119		Goodman Property Trust	1,422
208,199	e	Government Properties Income Trust	5,286
2,881,773		GPT Group (ASE)	10,437
735,655		Grainger plc	2,644
436,442	*,e	Gramercy Property Trust, Inc	2,640
34,200		Granite Real Estate Investment Trust	1,266
305,016		Great Eagle Holdings Ltd	1,116
903,020		Great Portland Estates plc	9,948
10,702,199	*	Green REIT plc	18,025
512,000		Greenland Hong Kong Holdings Ltd	223
35,900		Greentown China Holdings Ltd	36
2,272,641		Growthpoint Properties Ltd	5,280
1,022,000		Guangdong Land Holdings Ltd	196
6,901,300	e	Guangzhou Investment Co Ltd	1,318
3,557,736	e	Guangzhou R&F Properties Co Ltd	4,394
1,468,000		GZI Real Estate Investment Trust	710
344,121		H&R Real Estate Investment Trust	7,469
5,146		Haesung Industrial Co Ltd	412
562,202		Halk Gayrimenkul Yatrm Ortakli	292
48,508		Hamborner AG.	524
970,450		Hammerson plc	9,630
1,991,016	e	Hang Lung Group Ltd	10,778
16,998,071		Hang Lung Properties Ltd	52,419
127		Hankyu REIT, Inc	695
82,167	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,178
1,500,146		Hansteen Holdings plc	2,639
495,221		Hatteras Financial Corp	9,810
772,346	e	HCP, Inc	31,960
551,973	e	Health Care REIT, Inc	34,592
411,930		Healthcare Realty Trust, Inc	10,471
372,860		Healthcare Trust of America, Inc	4,489
45,700		Heiwa Real Estate Co Ltd	736
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
180,590		Helical Bar plc	$1,083
136,646		Heliopolis Housing	783
7,661,800		Hemaraj Land and Development PCL	893
2,364,906		Henderson Land Development Co Ltd	13,841
753,339		Hersha Hospitality Trust	5,055
19,838,166	*,a,e	Hibernia REIT plc	30,152
355,500		Highwealth Construction Corp	795
348,580		Highwoods Properties, Inc	14,623
288,000		Ho Bee Investment Ltd	520
60,098		Home Properties, Inc	3,844
261,000		Hong Fok Corp Ltd	224
260,994		Hongkong Land Holdings Ltd	1,742
1,042,000	*,e	Hopson Development Holdings Ltd	1,015
247,844		Hospitality Properties Trust	7,534
3,659,416		Host Marriott Corp	80,544
410,669	*	Housing Development & Infrastruture Ltd	690
192,205	*	Howard Hughes Corp	30,336
50,630		HRPT Properties Trust	1,333
298,235		Huaku Development Co Ltd	714
189,000		Huang Hsiang Construction Co	290
231,735		Hudson Pacific Properties	5,872
202,264		Hufvudstaden AB (Series A)	2,837
6,682	*	Hulic REIT, Inc	10,625
430,362		Hung Poo Real Estate Development Corp	355
553,000		Hung Sheng Construction Co Ltd	374
1,064,000		Hutchison Harbour Ring Ltd	82
516,020		Hyprop Investments Ltd	3,878
554,125		Hysan Development Co Ltd	2,595
9,093	e	Icade	975
4,179		Ichigo Real Estate Investment Corp	2,789
1,441,790		IGB Corp BHD	1,203
1,253,600		IGB Real Estate Investment Trust	476
116,600		Iguatemi Empresa de Shopping Centers S.A.	1,178
1,263,600		IJM Land BHD	1,346
202,376		Immobiliare Grande Distribuzione	357
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
340,783		Immofinanz Immobilien Anlagen AG.	1,204
378,098		Indiabulls Real Estate Ltd	629
226	e	Industrial & Infrastructure Fund Investment Corp	2,024
1,637,575		ING Office Fund	5,252
385,127		Inland Real Estate Corp	4,094
2,314,976	*	Inmobiliaria Colonial S.A.	1,843
109,100		InnVest Real Estate Investment Trust	544
26,900		InterRent Real Estate Investment Trust	143
1,135		Intershop Holdings	448
16,944		Intervest Offices	513
460,976	e	Invesco Mortgage Capital, Inc	8,003
458,874		Investors Real Estate Trust	4,226
1,148,992	*	IOI Properties Group Sdn BHD	902
1,342,425		Is Gayrimenkul Yatirim Ortakligi AS	824
317,651	*,e	iStar Financial, Inc	4,758
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,287		Japan Excellent, Inc	$1,711
6,057		Japan Hotel REIT Investment Corp	3,189
1,028		Japan Logistics Fund Inc	2,439
200		Japan Prime Realty Investment Corp	718
213		Japan Real Estate Investment Corp	1,241
2,905		Japan Rental Housing Investments, Inc	1,957
604		Japan Retail Fund Investment Corp	1,359
22,724		Jerusalem Economy Ltd	218
11,792	*	Jerusalem Oil Exploration	539
181,600		JHSF Participacoes S.A.	316
2,138,050		Jiangsu Future Land Co Ltd	1,005
2,765		Joint REIT Investment Corp	2,785
98,865		Jones Lang LaSalle, Inc	12,496
10,100	e	Jowa Holdings Co Ltd	378
1,561,750	e	K Wah International Holdings Ltd	1,090
5,648,000	e	Kaisa Group Holdings Ltd	1,676
328,480		KEE TAI Properties Co Ltd	229
1,804		Kenedix Realty Investment Corp	9,821
723		Kenedix Residential Investment Corp	1,680
426,800	*,e	Kenedix, Inc	2,130
268,814	e	Kennedy-Wilson Holdings, Inc	7,210
1,500,419		Keppel Land Ltd	4,070
2,393,140		Kerry Properties Ltd	8,365
58,900	e	Killam Properties, Inc	582
175,936		Kilroy Realty Corp	10,957
614,979		Kimco Realty Corp	14,132
397,000		Kindom Construction Co	379
476,280	*	King’s Town Construction Co Ltd	393
498,021		Kite Realty Group Trust	3,058
1,904,551		Kiwi Income Property Trust	1,943
79,600		KLCC Property Holdings BHD	162
32,390		Klepierre	1,650
244,792		Klovern AB	1,246
3,250		Klovern AB (Preference)	79
110,636		Korea Real Estate Investment Trust Co	236
3,182,130		Kowloon Development Co Ltd	3,741
2,266,138		K-REIT Asia	2,329
292,010		Kungsleden AB	2,196
516,185		Kuoyang Construction Co Ltd	246
15,651,000		KWG Property Holding Ltd	8,945
122,686,000		Lai Fung Holdings Ltd	2,455
79,248,250	*	Lai Sun Development	1,891
255,970		Land Securities Group plc	4,536
4,385,000		Langham Hospitality Investments Ltd	2,009
389,962		LaSalle Hotel Properties	13,762
267,400		LBS Bina Group BHD	142
418,693	*	LC Corp S.A.	269
56,440		LEG Immobilien AG.	3,797
351,675		Lend Lease Corp Ltd	4,348
269,011	*	Leopalace21 Corp	1,388
772,643	e	Lexington Corporate Properties Trust	8,507
253,688		Liberty International plc	1,353
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
314,411		Liberty Property Trust	$11,926
3,072,281		Link REIT	16,540
1,868,000		Lippo-Mapletree Indonesia Retail Trust	600
1,326,000	*	Logan Property Holdings Co Ltd	390
748,280		London & Stamford Property plc	1,730
759,000		Long Bon International Co Ltd	547
1,893,400		Longfor Properties Co Ltd	2,333
1,950,000		LPN Development PCL	1,221
191,400		LPS Brasil Consultoria de Imoveis S.A.	866
351,430	*	LSR Group (GDR)	1,367
200,459		LTC Properties, Inc	7,826
75,987		Macerich Co	5,072
711,981		Mack-Cali Realty Corp	15,293
343,727		Macquarie CountryWide Trust	1,257
753,988	e	Macquarie Goodman Group	3,590
3,199,590	e	Macquarie MEAG Prime REIT	2,119
1,992,878		Mah Sing Group BHD	1,415
5,600	*	Mainstreet Equity Corp	206
35,779	*,e,m	Mapeley Ltd	66
1,534,287		Mapletree Commercial Trust	1,687
4,544,000	e	Mapletree Greater China Commercial Trust	3,153
2,827,661		Mapletree Industrial Trust	3,245
3,440,804		Mapletree Logistics Trust	3,217
391,700		Matrix Concepts Holdings BHD	513
53,278	*	Mazaya Qatar Real Estate Development Q.S.C	225
1,000,000		MBK PCL	450
659,287		Medical Properties Trust, Inc	8,729
53,469	*	Medinet Nasr Housing	287
52,392,200		Megaworld Corp	5,402
27,425		Melisron Ltd	747
54,861	*	Mercialys S.A	1,279
1,652,000		Mexico Real Estate Management S.A. de C.V.	3,424
1,462,648		MFA Mortgage Investments, Inc	12,008
587		MID REIT, Inc	1,359
202,799		Mid-America Apartment Communities, Inc	14,814
1,792,929	*,e	Midland Holdings Ltd	900
541,000	*	Mingfa Group	181
2,744,000		Minmetals Land Ltd	297
1,542,467		Mirvac Group	2,596
709,837		Mitsubishi Estate Co Ltd	17,537
2,561,022		Mitsui Fudosan Co Ltd	86,433
198,500		MKH BHD	240
7,899		Mobimo Holding AG.	1,674
232,033		Monmouth Real Estate Investment Corp (Class A)	2,330
24,500		Morguard North American Reside	240
36,221		Morguard Real Estate Investment Trust	603
2,560		Mori Hills REIT Investment Corp	3,711
1,321		Mori Trust Sogo REIT, Inc	2,229
217,609		Multiplan Empreendimentos Imobiliarios S.A.	5,052
290,000		Naim Holdings BHD	388
132,953		National Health Investors, Inc	8,318
24,636	*	National Leasing	203
280,947	e	National Retail Properties, Inc	10,448
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
113,255,000	*	Natural Park PCL	$209
2,264,000	*	Neo-China Land Group Holdings Ltd	432
169,000		New Century Real Estate Investment Trust	75
1,940,000	*	New City Development Group Ltd	125
1,039,281		New Residential Investment Corp	6,547
3,188,000		New World China Land Ltd	1,904
16,900,833		New World Development Co Ltd	19,240
336,737	e	New York Mortgage Trust, Inc	2,630
650,073	*	New York REIT, Inc	7,190
110,185		NewRiver Retail Ltd	581
152,935		Nieuwe Steen Investments NV	965
516		Nippon Accommodations Fund, Inc	1,957
310		Nippon Building Fund, Inc	1,813
2,738		Nippon ProLogis REIT, Inc	6,385
35,588	*	Nitsba Holdings 1995 Ltd	538
421,329		Nomura Real Estate Holdings, Inc	7,980
6,593		Nomura Real Estate Master Fund, Inc	8,059
456		Nomura Real Estate Office Fund, Inc	2,154
192		Nomura Real Estate Residential Fund, Inc	1,035
41,269		Northern Property Real Estate Investment Trust	1,110
1,000,874		NorthStar Realty Finance Corp	17,395
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	185
705,958	*	Norwegian Property ASA	869
116,900		NTT Urban Development Corp	1,317
58,214		Oberoi Realty Ltd	251
661,350	e	Omega Healthcare Investors, Inc	24,377
50,877		One Liberty Properties, Inc	1,086
12,100		Open House Co Ltd	287
1,200,000	*	Orbit Corp Ltd	509
4,315		Orix JREIT, Inc	6,052
1,454,000	e	OUE Hospitality Trust	1,038
39,885		Owens Realty Mortgage, Inc	776
1,151,808	*	Palm Hills Developments SAE	647
20		Paramount Corp BHD	0	^
677,000		Parkway Life Real Estate Investment Trust	1,281
495,059		Parkway Properties, Inc	10,223
2,253,383		Parque Arauco S.A.	4,115
42,824	*	Patrizia Immobilien AG.	568
412,100		Pavilion Real Estate Investment Trust	173
239,296		Pebblebrook Hotel Trust	8,844
263,909		Pennsylvania Real Estate Investment Trust	4,967
272,440		Pennymac Mortgage Investment Trust	5,977
800,000	e	Perennial China Retail Trust	346
1,009,142		Phoenix Mills Ltd	5,389
127,153		Physicians Realty Trust	1,830
238,526	e	Piedmont Office Realty Trust, Inc	4,518
102,423		Plum Creek Timber Co, Inc	4,619
10,000		Polski Holding Nieruchomosci S.A.	89
2,785,300	e	Poly Hong Kong Investment Ltd	1,161
8,341,160		Polytec Asset Holdings Ltd	1,324
224,202		Post Properties, Inc	11,986
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
274,766		Potlatch Corp	$11,375
2,048,000	e	Powerlong Real Estate Holdings Ltd	285
1,091		Premier Investment Co	4,341
118,497		Prestige Estates Projects Ltd	452
1,291,900		Preuksa Real Estate PCL (Foreign)	1,165
135,573		Primary Health Properties plc	796
146,892	*	Prime Office AG.	684
1,744,220		Prince Housing & Development Corp	782
1,553,588		Prologis, Inc	63,837
1,445,000		Prosperity REIT	451
115,307		PS Business Parks, Inc	9,627
61,328		PSP Swiss Property AG.	5,767
10,495,500		PT Agung Podomoro Land Tbk	248
16,780,000		PT Alam Sutera Realty Tbk	626
4,627,500		PT Bekasi Fajar Industrial Estate Tbk	165
7,544,400		PT Bumi Serpong Damai	946
30,798,200		PT Ciputra Development Tbk	2,406
17,321,000		PT Ciputra Property Tbk	1,017
3,949,000		PT Ciputra Surya Tbk	700
9,451,500		PT Intiland Development Tbk	349
105,045,387		PT Kawasan Industri Jababeka Tbk	1,969
575,500	*	PT Lippo Cikarang Tbk	339
40,857,700		PT Lippo Karawaci Tbk	3,310
12,176,600	*	PT Modernland Realty Tbk	418
10,247,300	*	PT Nirvana Development Tbk	228
38,396,800		PT Pakuwon Jati Tbk	1,132
37,811,500	*	PT Sentul City Tbk	338
17,456,700		PT Summarecon Agung Tbk	1,672
724,920		Public Storage, Inc	124,215
3,871,806		Puravankara Projects Ltd	7,149
80,500		Pure Industrial Real Estate Trust	346
37,875	e	QTS Realty Trust, Inc	1,084
14,466,432		Quality House PCL	1,579
712,992	*	Quintain Estates & Development plc	1,080
1,249,167		Radium Life Tech Co Ltd	870
309,593	e	RAIT Investment Trust	2,560
1,387,913	*	RAK Properties PJSC	314
255,456		Ramco-Gershenson Properties	4,246
84,538	e	Rayonier, Inc	3,005
15,000	*,e	Raysum Co Ltd	211
41,360	e	Re/Max Holdings, Inc	1,224
86,987	*	Realia Business S.A.	182
1,801,471	*	Realogy Holdings Corp	67,933
98,198	e	Realty Income Corp	4,362
519,267		Rebosis Property Fund Ltd	564
196,000	*	Redco Properties Group Ltd	86
6,719,781		Redefine Income Fund Ltd	6,061
1,060,000		Redefine International plc	973
311,934	e	Redwood Trust, Inc	6,073
26,524,000		Regal Real Estate Investment Trust	7,153
609,284		Regency Centers Corp	33,925
27,200	*	Relo Holdings, Inc	1,754
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,073,500	*,e	Renhe Commercial Holdings Co Ltd	$757
478,838		Resilient Property Income Fund Ltd	2,704
484,951		Resource Capital Corp	2,730
316,620		Retail Opportunities Investment Corp	4,980
628,597		Retail Properties of America, Inc	9,668
103,584	e	Rexford Industrial Realty, Inc	1,475
466,998		RioCan Real Estate Investment Trust	11,952
580,578		RLJ Lodging Trust	16,773
458,000		Road King Infrastructure	414
2,625,700		Robinsons Land Corp	1,420
135,489	e	Rouse Properties, Inc	2,318
649,294		Ruentex Development Co Ltd	1,177
147,792	e	Ryman Hospitality Properties	7,116
3,326,552		S.A. Corporate Real Estate Fund	1,282
689,224	e	Sabana Shari’ah Compliant Industrial REIT	578
151,506		Sabra Healthcare REIT, Inc	4,350
221,586		Safestore Holdings plc	827
120,000	e	Saizen REIT	90
13,518,732		Sansiri PCL	842
40,800		Sao Carlos Empreendimentos e Participacoes S.A.	637
51,774		Saul Centers, Inc	2,516
249,883		Savills plc	2,690
1,699,200		SC Asset Corp PCL	178
12,281,902	*	Scentre Group	37,060
505,308		Segro plc	2,983
151,474		Select Income REIT	4,490
22,199	e	Selvaag Bolig ASA	74
129,160		Senior Housing Properties Trust	3,137
1,158,742		Shaftesbury plc	12,998
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	518
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	104
19,997,429	*	Shanghai Real Estate Ltd	575
1,271,000		Shell Electric MFG	787
4,168,650		Shenzhen Investment Ltd	1,333
6,438,000		Shimao Property Holdings Ltd	11,828
760,254	*	Shining Building Business Co Ltd	678
417,100		Shoei Co Ltd	5,501
1,556,792		Shopping Centres Australasia Property Group	2,526
4,320,293		Shui On Land Ltd	1,053
142,874	e	Silver Bay Realty Trust Corp	2,332
1,443,012		Simon Property Group, Inc	239,944
12,600	e,m	Singapore Land Ltd	93
992,600	*,e	SingHaiyi Group Ltd	139
2,546,637		Sino Land Co	4,192
2,132,000	*	Sinolink Worldwide Holdings Ltd	173
9,935,940	e	Sino-Ocean Land Holdings Ltd	5,038
234,998	*	Sinpas Gayrimenkul Yatirim Ortakligi AS	93
398,778		Sinyi Realty Co	719
66,083	*	Six of October Development & Investment	299
727,650		SL Green Realty Corp	79,612
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
13,519,215		SM Prime Holdings	$4,914
912,501	*	Sobha Developers Ltd	7,556
7,712		Societe de la Tour Eiffel	614
6,269,000	e	Soho China Ltd	4,941
1,470,000		Soilbuild Business Space REIT	943
87,100		Sonae Sierra Brasil S.A.	688
98,000		Soundwill Holdings Ltd	166
144,305		Sovran Self Storage, Inc	11,148
108,849		Sparkassen Immobilien AG.	885
1,600,396	e	Spirit Realty Capital, Inc	18,181
457,662		Sponda Oyj	2,444
372,297		ST Modwen Properties plc	2,285
196,710	*,e	St. Joe Co	5,002
191,262		STAG Industrial, Inc	4,592
1,132,996	e	Starwood Property Trust, Inc	26,931
165,340	*	Starwood Waypoint Residential Trust	4,334
2,809,603	e	Stockland Trust Group	10,276
1,934,539	*	Strategic Hotels & Resorts, Inc	22,653
23,100		Sumitomo Real Estate Sales Co Ltd	738
478,321		Sumitomo Realty & Development Co Ltd	20,547
314,780		Summit Hotel Properties, Inc	3,337
148,131		Sun Communities, Inc	7,383
24,200	e	Sun Frontier Fudousan Co Ltd	291
3,306,111		Sun Hung Kai Properties Ltd	45,366
2,076,000	e	Sunac China Holdings Ltd	1,176
1,390,000		Sunlight Real Estate Investment Trust	587
1,034,735		Sunstone Hotel Investors, Inc	15,449
2,717,298		Suntec Real Estate Investment Trust	3,949
1,828,634	*	Sunteck Realty Ltd	10,932
1,732,058		Sunway BHD	1,640
1,340,900		Sunway Real Estate Investment	601
2,676,400		Supalai PCL	1,809
621,693		Swire Pacific Ltd (Class A)	7,652
1,001,501		Swire Properties Ltd	2,927
46,622		Swiss Prime Site AG.	3,862
1,256,600		TA Global BHD	139
290,386	e	TAG Tegernsee Immobilien und Beteiligungs AG.	3,540
526,852	*	Taiwan Land Development Corp	199
369,900	e	Takara Leben Co Ltd	1,338
1,052,454		Talaat Moustafa Group	1,257
676,436		Tanger Factory Outlet Centers, Inc	23,655
59,201		Taubman Centers, Inc	4,488
125,384		Technopolis plc	758
49,485	*	Tejon Ranch Co	1,593
145,914		Terreno Realty Corp	2,821
481,800	e	TF Administradora Industrial S de RL de C.V.	1,084
628,500		Thai Factory Development PCL	149
296,280		Ticon Industrial Connection PCL	159
1,140,800		Ticon Industrial Connection PCL (Foreign)	612
120,000		Times Property Holdings Ltd	49
81,700		TOC Co Ltd	597
996,079		Tokyo Tatemono Co Ltd	9,226
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
88,535	*	Tokyu Fudosan Holdings Corp	$699
1,290		Tokyu REIT, Inc	1,800
270		Top REIT Inc	1,208
319,778		Torunlar Gayrimenkul Yatirim Ortakligi AS	518
1,644,800		Tosei Corp	12,046
76,505		Trade Street Residential, Inc	573
1,059,400		Tropicana Corp BHD	495
714,108		Tuan Sing Holdings Ltd	198
1,259,684		Two Harbors Investment Corp	13,201
188,100		UDR, Inc	5,385
1,487,930		UEM Land Holdings BHD	941
83,356	e	UMH Properties, Inc	836
95,628		Unibail-Rodamco	27,829
369,164		Unite Group plc	2,489
6,958,291	*	Unitech Corporate Parks plc	6,311
45,870,753	*	Unitech Ltd	25,771
122,471	*	United Development Co PSC	757
781,323		United Overseas Land Ltd	4,090
2,988		United Urban Investment Corp	4,824
989,000		Univentures PCL	264
46,929		Universal Health Realty Income Trust	2,040
985,348		UOA Development BHD	635
101,209		Urstadt Biddle Properties, Inc (Class A)	2,113
115,071		Vakif Gayrimenkul Yatirim Ortakligi AS	163
22,414		Vastned Retail NV	1,142
1,051,612		Ventas, Inc	67,408
7,243,700		Vista Land & Lifescapes, Inc	1,016
1,099,093		Vornado Realty Trust	117,306
1,000,853		Vukile Property Fund Ltd	1,602
193,620		Wallenstam Byggnads AB (B Shares)	3,223
100,000	*	Wanda Commercial Properties Group Co Ltd	31
26,481		Warehouses De Pauw SCA	1,984
540,293	*	Washington Prime Group, Inc	10,125
252,458		Washington Real Estate Investment Trust	6,559
139,956		Weingarten Realty Investors	4,596
26,467		Wereldhave NV	2,462
149,594	e	Western Asset Mortgage Capital Corp	2,120
4,338,922		Westfield Corp	29,253
379,062	e	Weyerhaeuser Co	12,543
370,597		WHA Corp PCL	374
5,910,413		Wharf Holdings Ltd	42,560
1,110,064		Wheelock & Co Ltd	4,634
321,097		Wheelock Properties S Ltd	461
83,048	e	Whitestone REIT	1,238
159,414		Wihlborgs Fastigheter AB	3,051
492,832		Wing Tai Holdings Ltd	779
154,372		Winthrop Realty Trust	2,370
147,823		Workspace Group plc	1,442
64,306		WP Carey, Inc	4,141
622,000		Wuzhou International Holdings Ltd	124
5,825,000	e	Yanlord Land Group Ltd	5,212
1,197,000	*,e	Ying Li International Real Estate Ltd	283
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,753		YNH Property BHD	$7
1,214,120	e	Yuzhou Properties Co	266
285	e	ZAIS Financial Corp	5
800,000	*	Zall Development Group Ltd	283
3,973,800	*	Zhong An Real Estate Ltd	754
220		Zug Estates Holding AG	294
		TOTAL REAL ESTATE	4,380,123

RETAILING - 3.6%
116,211	*	1-800-FLOWERS.COM, Inc (Class A)	674
297,681		Aaron’s, Inc	10,609
192,391		ABC-Mart, Inc	10,295
359,314	e	Abercrombie & Fitch Co (Class A)	15,540
333,787		Advance Auto Parts, Inc	45,035
302,802	*,e	Aeropostale, Inc	1,057
17,600		Alpen Co Ltd	309
1,144,929	*	Amazon.com, Inc	371,850
917,600	e	American Eagle Outfitters, Inc	10,295
28,542	*,e	America’s Car-Mart, Inc	1,129
439,628	*	Ann Taylor Stores Corp	18,086
887,866	*	AO World plc	3,924
49,500		AOKI Holdings, Inc	700
55,941		Aoyama Trading Co Ltd	1,532
42,200		Arc Land Sakamoto Co Ltd	897
15,200	*	Asahi Co Ltd	219
93,643	*	Asbury Automotive Group, Inc	6,437
133,887	*	Ascena Retail Group, Inc	2,289
20,400	e	ASKUL Corp	551
441,922	*	ASOS plc	22,381
75,369	*	Audiovox Corp (Class A)	709
434,000		Aurora Corp	805
135,788		Autobacs Seven Co Ltd	2,279
32,800		AutoCanada, Inc	2,429
208,828		Automotive Holdings Group	718
105,548	*	Autonation, Inc	6,299
139,517	*	AutoZone, Inc	74,815
1,920,976	*	B&M European Value Retail S.A.	9,041
87,600	*	B2W Companhia Global Do Varejo	1,110
564,378	*,e	Barnes & Noble, Inc	12,862
2,771,113		Beauty Community PCL (ADR)	1,948
126,194		Bebe Stores, Inc	385
447,117	*	Bed Bath & Beyond, Inc	25,656
5,656,400		Belle International Holdings Ltd	6,277
135,000		Belluna Co Ltd	681
202,600		Berjaya Auto BHD	144
3,294,345		Best Buy Co, Inc	102,158
228,300	e	BIC CAMERA, Inc	1,770
92,298		Big 5 Sporting Goods Corp	1,132
277,500	*	Big Lots, Inc	12,682
55,902		Bilia AB (A Shares)	1,692
74,079	*	Blue Nile, Inc	2,074
291	*,e	Body Central Corp	0	^
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,952,200		Bonjour Holdings Ltd	$773
52,058	e	Bon-Ton Stores, Inc	537
1,287,000	*,e,m	Boshiwa International Holding	2
47,982	*	Boyner Buyuk Magazacilik	124
98,088		Breville Group Ltd	750
187,476		Brown Shoe Co, Inc	5,364
87,874	e	Buckle, Inc	3,898
39,244	*	Build-A-Bear Workshop, Inc	524
88,834	*,e	Burlington Stores, Inc	2,830
108,836	e	Byggmax Group AB	912
88,866	*,e	Cabela’s, Inc	5,545
66,063		Canadian Tire Corp Ltd	6,338
139,800		Canon Marketing Japan, Inc	2,624
768,684	*	Carmax, Inc	39,979
275,398	e	Cash Converters International Ltd	280
22,690		Cashbuild Ltd	267
99,904		Cato Corp (Class A)	3,087
106,941	*,e	CDON Group AB	407
598,000	*	Century Ginwa Retail Holdings Ltd	143
176,152		Chico’s FAS, Inc	2,988
401,026	*,e	Children’s Place Retail Stores, Inc	19,903
857,000	*	China Harmony Auto Holding Ltd	565
3,212,000	e	China Merchants Land Ltd	423
589,500	e	China Yongda Automobiles Services Holdings Ltd	523
3,078,000	e	China ZhengTong Auto Services Holdings Ltd	1,723
26,700		Chiyoda Co Ltd	598
11,000	*	Chori Co Ltd	134
433,000	e	Chow Sang Sang Holding	1,083
167,950	*	Christopher & Banks Corp	1,471
241,500		Cia Hering	2,431
72,452	*	Citi Trends, Inc	1,555
15,089		CJ O Shopping Co Ltd	5,448
97,533		Clas Ohlson AB (B Shares)	1,989
83,902	*,e	Conn’s, Inc	4,144
52,622	*,e	Container Store Group, Inc	1,462
104,480	e	Core-Mark Holding Co, Inc	4,767
36,428	*	Coupons.com, Inc	958
318,312		CST Brands, Inc	10,982
89,700	*	Ctrip.com International Ltd (ADR)	5,744
1,144,300	e	Dah Chong Hong Holdings Ltd	684
112,300	*	Daiei, Inc	339
1,271,395	e	David Jones Ltd	4,724
285,400		DCM Japan Holdings Co Ltd	2,064
1,320,273		Debenhams plc	1,546
66,417		Delek Automotive Systems Ltd	715
6,250	e	Delticom AG.	282
49,573		Destination Maternity Corp	1,129
133,945	*,e	Destination XL Group, Inc	738
194,697	*,e	Dick Smith Holdings Ltd	360
107,491		Dick’s Sporting Goods, Inc	5,005
888,486		Dickson Concepts International Ltd	542
22,529		Dieteren S.A.	944
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
187,523		Dillard’s, Inc (Class A)	$21,867
70,073		Dogus Otomotiv Servis ve Ticaret AS	277
393,616	*	Dollar General Corp	22,578
657,701	*	Dollar Tree, Inc	35,818
118,238		Dollarama, Inc	9,735
36,910		Don Quijote Co Ltd	2,059
24,500		Doshisha Co Ltd	432
4,310,421	*	DSG International plc	3,670
435,936		DSW, Inc (Class A)	12,180
31,170	*,e	Dufry Group	5,663
190,166		Dunelm Group plc	2,718
169,340	*,e	E-Commerce China Dangdang, Inc (ADR)	2,266
390,583	e	EDION Corp	2,711
208,320		El Puerto de Liverpool SAB de C.V.	2,467
270,000		E-LIFE MALL Corp	583
4,030,000	e	Emperor Watch & Jewellery Ltd	270
369,502		Empresas Hites S.A.	202
2,600,000	*	Empresas La Polar S.A.	179
4,214,300		Esprit Holdings Ltd	5,981
1,017,988		Expedia, Inc	80,177
388,775	*	Express Parent LLC	6,621
124,625		Family Dollar Stores, Inc	8,243
862,715		Far Eastern Department Stores Co Ltd	810
21,189		Fast Retailing Co Ltd	6,980
269,199		Finish Line, Inc (Class A)	8,006
164,058	*,e	Five Below, Inc	6,548
36,299	*	Folli Follie S.A.	1,445
843,213		Foot Locker, Inc	42,768
211,885	e	Foschini Ltd	2,223
133,771	*,e	Francesca’s Holdings Corp	1,972
139,560		Fred’s, Inc (Class A)	2,134
70,371	*,e	FTD Cos, Inc	2,237
20,600		Fuji Co Ltd	432
51,672	*	Gaiam, Inc (Class A)	397
1,255,066	e	GameStop Corp (Class A)	50,793
606,041		Gap, Inc	25,193
89,144	*	Genesco, Inc	7,321
380,010		Genuine Parts Co	33,365
54,800		Geo Corp	477
1,480,000	e	Giordano International Ltd	873
122,803		GNC Holdings, Inc	4,188
12,235,600	e	Golden Eagle Retail Group Ltd	14,852
464,000		Goldlion Holdings Ltd	188
21,179,552	e	GOME Electrical Appliances Holdings Ltd	3,468
88,781		Group 1 Automotive, Inc	7,485
12,877	*	Groupe Fnac	671
2,507,223	*,e	Groupon, Inc	16,598
316,500	*	Grupo Famsa SAB de C.V.	409
2,314		GS Home Shopping, Inc	552
4,097,000	*,e	GSH Corp Ltd	253
265,732		Guess?, Inc	7,175
58,700		Gulliver International Co Ltd	482
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,048		GwangjuShinsegae Co Ltd	$257
460,453		Halfords Group plc	3,725
401,000		Hankyu Department Stores, Inc	3,109
41,006	e	Harvey Norman Holdings Ltd	120
84,916		Haverty Furniture Cos, Inc	2,134
12,861,227	e	Hengdeli Holdings Ltd	2,243
1,166,703		Hennes & Mauritz AB (B Shares)	50,938
45,574	*,e	HHgregg, Inc	463
80,566	*,e	Hibbett Sports, Inc	4,364
26,900	e	Hikari Tsushin, Inc	2,032
9,582,000		Home Depot, Inc	775,758
3,291,791		Home Product Center PCL (Foreign)	974
2,092,252		Home Retail Group	6,322
404,651	*	HomeAway, Inc	14,090
15,910	e	Honeys Co Ltd	152
264,900		Hotai Motor Co Ltd	3,382
129,336		HSN, Inc	7,662
60,200		Hudson’s Bay Co	954
17,227		Hyundai Department Store Co Ltd	2,366
62,127		Hyundai H&S Co Ltd	1,084
8,100		Hyundai Home Shopping Network Corp	1,177
19,800	e	Ikyu	273
288,090		Imperial Holdings Ltd	5,417
1,235,183		Inchcape plc	13,399
35,385		Inditex S.A.	5,446
48,125		Interpark Corp	518
14,792	*	Interpark INT Corp	305
70,664,147	*	Intime Retail Group Co Ltd	61,980
270,371	*	Isetan Mitsukoshi Holdings Ltd	3,523
756,000		IT Ltd	265
52,200		Izumi Co Ltd	1,654
2,330,366		J Front Retailing Co Ltd	16,362
29,609	e	Jardine Cycle & Carriage Ltd	1,052
215,720	e	JB Hi-Fi Ltd	3,730
1,612,715	*,e	JC Penney Co, Inc	14,595
1,334,098	*,e	JD.com, Inc (ADR)	38,035
13,600	e	Jin Co Ltd	434
56,315		John Menzies plc	646
39,000	*	Joshin Denki Co Ltd	349
214,032	*	JUMBO S.A.	3,505
368,455	*,e	Jumei International Holding Ltd (ADR)	10,022
59,307	*	KappAhl Holding AB	366
237,116		Kathmandu Holdings Ltd	664
37,987	e	Keiyo Co Ltd	184
3,326,697		Kingfisher plc	20,422
77,281	*	Kirkland’s, Inc	1,434
412,583		Kohl’s Corp	21,735
39,900	e	Kohnan Shoji Co Ltd	404
35,847		Kolao Holdings	813
47,500		Komeri Co Ltd	1,240
132,563		K’s Holdings Corp	3,849
371,080		L Brands, Inc	21,768
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
61,889	*,e	Lands’ End, Inc	$2,078
13,722		LES Enphants Co Ltd	9
277,769	e	Lewis Group Ltd	1,692
4,838,377		Li & Fung Ltd	7,167
1,949,191	*	Liberty Interactive Corp	57,228
311,015	*	Liberty Ventures	22,953
1,816,900	e	Lifestyle International Holdings Ltd	3,559
69,068	*,e	Lifestyle Properties Development Ltd	8
71,551		Lithia Motors, Inc (Class A)	6,731
537,250	*	LKQ Corp	14,339
133,325		Lojas Americanas S.A.	731
558,704		Lojas Americanas S.A.(Preference)	3,565
150,850		Lojas Renner S.A.	4,834
630,217		Lookers plc	1,440
30,182		Lotte Shopping Co Ltd	9,202
2,710,857		Lowe’s Companies, Inc	130,094
1,297,000		Luk Fook Holdings International Ltd	3,803
86,509	*,e	Lumber Liquidators, Inc	6,570
3,614,425		Macy’s, Inc	209,709
194,500		Magazine Luiza S.A.	809
1,445,000	e	Maoye International Holdings Ltd	231
93,937	*	MarineMax, Inc	1,573
68,800		Marisa Lojas S.A.	508
2,939,603		Marks & Spencer Group plc	21,384
665,174		Marui Co Ltd	6,391
59,748	*,e	Matas A.S.	1,695
37,800	*,e	Matsuya Co Ltd	411
46,240	*,e	Mattress Firm Holding Corp	2,208
412,300		MBM Resources BHD	398
71,709	e	Mekonomen AB	1,839
156,367		Men’s Wearhouse, Inc	8,725
720,465		Mercuries & Associates Ltd	481
1,386,156		MFI Furniture plc	7,345
51,875		Mobilezone Holding AG.	591
98,332	e	Monro Muffler, Inc	5,230
94,114	*,e	Mothercare plc	385
395,828		Mr Price Group Ltd	6,730
280,669	*	Murphy USA, Inc	13,722
756,379	e	Myer Holdings Ltd	1,513
185,224		N Brown Group plc	1,339
341,000		National Petroleum Co Ltd	343
262,822	*	NetFlix, Inc	115,799
375,000	e	New Carphone Warehouse plc	2,069
1,033,000		New World Department Store China Ltd	416
150,801	*	New York & Co, Inc	556
534,132		Next plc	59,130
64,600	e	Nishimatsuya Chain Co Ltd	571
14,200		Nitori Co Ltd	777
221,116		Nordstrom, Inc	15,020
169,053		Nutri/System, Inc	2,892
4,547,492	*,e	Ocado Ltd	28,880
1,999,637	*	Office Depot, Inc	11,378
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
110,000		OfficeMate PCL	$193
447,068	*	Orbitz Worldwide, Inc	3,979
575,928	*	O’Reilly Automotive, Inc	86,735
12,859		OrotonGroup Ltd	53
789,000	e	OSIM International Ltd	1,703
64,037	*,e	Outerwall, Inc	3,801
120,307	*,e	Overstock.com, Inc	1,897
1,191,285		Pacific Brands Ltd	613
145,323	*	Pacific Sunwear Of California, Inc	346
1,371,200		Padini Holdings BHD	841
11,900	*	Pal Co Ltd	283
40,100		Paltac Corp	565
150,000	*	Pantaloon Retail India Ltd	336
21,400		Parco Co Ltd	183
36,800		Paris Miki, Inc	182
473,071	*	Parkson Holdings BHD	380
1,316,000		Parkson Retail Asia Ltd	844
1,678,000	e	Parkson Retail Group Ltd	481
111,641		Penske Auto Group, Inc	5,526
202,890	*,e	PEP Boys - Manny Moe & Jack	2,325
63,352	e	PetMed Express, Inc	854
386,637	e	Petsmart, Inc	23,121
451,028		Pier 1 Imports, Inc	6,950
18,910	e	Point, Inc	444
2,647,500	*	Pou Sheng International Holdings Ltd	181
154,294	*	Poundland Group plc	833
72,720		Poya Co Ltd	425
10,767		PPR	2,362
113,907		Premier Investments Ltd	913
233,438	*	Priceline.com, Inc	280,826
11,798,500		PT ACE Hardware Indonesia Tbk	876
4,979,671		PT Matahari Department Store Tbk	5,799
1,442,600		PT Matahari Putra Prima Tbk	380
1,112,000		PT Mitra Adiperkasa Tbk	448
1,178,000	*	PT Mitra Pinasthika Mustika Tbk	123
20,184,500		PT Multipolar Corp Tbk	1,150
6,001,300		PT Ramayana Lestari Sentosa Tbk	595
6,852,000		PT Tiphone Mobile Indonesia Tbk	449
774,593		Rakuten, Inc	10,015
128,437		Reitmans Canada Ltd	725
32,834	e	Reject Shop Ltd	270
197,944		Rent-A-Center, Inc	5,677
298,708	*,e	Restoration Hardware Holdings, Inc	27,795
109,776	*,e	RetailMeNot, Inc	2,921
1,194,109		Ripley Corp S.A.	786
152,322		RONA, Inc	1,639
480,176		Ross Stores, Inc	31,754
34,600		Ryohin Keikaku Co Ltd	3,929
1,264,000	e	SA SA International Holdings Ltd	873
1,138,123		SACI Falabella	10,355
334,278	*	Sally Beauty Holdings, Inc	8,384
66,749	e	Sanrio Co Ltd	1,940
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
58,400		Sears Canada, Inc	$815
44,301	*,e	Sears Holdings Corp	1,770
91,437	*,e	Sears Hometown and Outlet Stores, Inc	1,963
169,743	*	Select Comfort Corp	3,507
337,000		Senao International Co Ltd	819
76,200	e	Senshukai Co Ltd	659
20,186	*	Seobu Truck Terminal Co Ltd	388
44,700	*	Seria Co Ltd	2,056
57,000		Shimachu Co Ltd	1,362
5,503		Shimamura Co Ltd	542
7,857		Shinsegae Co Ltd	1,696
4,677		Shinsegae International Co Ltd	391
57,323		Shoe Carnival, Inc	1,184
19,615		Shopper’s Stop Ltd	130
138,169	*	Shutterfly, Inc	5,950
1,363,550		Siam Global House PCL	555
1,539,000		Sichuan Xinhua Winshare Chainstore Co Ltd	991
98,979		Signet Jewelers Ltd	10,946
10,000		Signet Jewelers Ltd (London)	1,103
147,577		Sonic Automotive, Inc (Class A)	3,937
2,232,000	*	Sparkle Roll Group Ltd	124
508,849	*,e	Sports Direct International plc	6,149
30,508	*	Sportsman’s Warehouse Holdings, Inc	244
4,663,100	e	Springland International Holdings Ltd	1,847
122,214		Stage Stores, Inc	2,284
1,773,828	e	Staples, Inc	19,228
79,600		Start Today Co Ltd	2,093
104,966		Stein Mart, Inc	1,458
327,000		Stelux Holdings International	87
38,553		Stockmann Oyj Abp (B Share)	591
161,918		Super Cheap Auto Group Ltd	1,291
473,367	*	Super Group Ltd	1,356
707,208	*	SuperGroup plc	12,771
43,459	*	Systemax, Inc	625
215,799		Takashimaya Co Ltd	2,096
43,553		Takkt AG.	798
1,087,373		Target Corp	63,013
29,000		Telepark Corp	276
7,826,865		Test-Rite International Co	5,711
306,091		Thorn Group Ltd	623
255,693		Tiffany & Co	25,633
86,277	*,e	Tile Shop Holdings, Inc	1,319
54,206	*	Tilly’s, Inc	436
1,685,759		TJX Companies, Inc	89,598
7,100	*	Tokyo Derica Co Ltd	145
44,136	*,e	Tom Tailor Holding AG.	849
377,099		Tractor Supply Co	22,777
470,224		Trade Me Ltd	1,432
5,451		Trent Ltd	114
715,771	*	TripAdvisor, Inc	77,776
412,869	e	Truworths International Ltd	2,913
286,000		Tsann Kuen Enterprise Co Ltd	383
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
174,203		Tsutsumi Jewelry Co Ltd	$4,285
141,733	*	Tuesday Morning Corp	2,526
3,130,136	*	Ulta Salon Cosmetics & Fragrance, Inc	286,126
23,099		United Arrows Ltd	931
313,433	*,e	Urban Outfitters, Inc	10,613
228,690		USS Co Ltd	3,903
7,181		Valora Holding AG.	1,856
195,571	*	Valuevision International, Inc (Class A)	976
120,500	*	Via Varejo S.A.	1,350
70,823	*	Vitacost.com, Inc	443
110,842	*	Vitamin Shoppe, Inc	4,768
84,900		VT Holdings Co Ltd	485
148,214		Warehouse Group Ltd	403
68,863	*	West Marine, Inc	707
122,589	*	WEX, Inc	12,868
319,032		WH Smith plc	5,838
290,401		Williams-Sonoma, Inc	20,845
7,433		Winmark Corp	518
1,466,974		Woolworths Holdings Ltd	10,783
144,463	*	World Duty Free S.p.A	1,759
157,290	e	Wotif.com Holdings Ltd	361
32,300		Xebio Co Ltd	634
78,770	e	Yamada Denki Co Ltd	281
36,600		Yellow Hat Ltd	846
395,834	*,e	Yoox S.p.A	10,673
831,400	e	Zhongsheng Group Holdings Ltd	1,084
3,016	*	zooplus AG.	182
45,438	*,e	zulily, Inc	1,861
69,040	*,e	Zumiez, Inc	1,905
		TOTAL RETAILING	4,697,232

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
774,000		A-DATA Technology Co Ltd	2,081
128,354	*	Advanced Energy Industries, Inc	2,471
929,634	*,e	Advanced Micro Devices, Inc	3,895
32,613,668		Advanced Semiconductor Engineering, Inc	42,261
163,718	e	Advantest Corp	2,026
122,322	*,e	Aixtron AG.	1,775
509,000		ALI Corp	556
82,245	*	Alpha & Omega Semiconductor Ltd	762
549,717		Altera Corp	19,108
173,012	*,e	Ambarella, Inc	5,395
739,477	*	Amkor Technology, Inc	8,267
434,954		Analog Devices, Inc	23,518
5,261,061		Applied Materials, Inc	118,637
237,317	*,e	Applied Micro Circuits Corp	2,565
442,503		Ardentec Corp	404
3,330,927		ARM Holdings plc	50,087
34,437		ARM Holdings plc (ADR)	1,558
17,637	*	Asia Pacific Systems, Inc	134
166,955		ASM International NV	6,920
417,223	e	ASM Pacific Technology	4,560
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
808,078		ASML Holding NV	$75,362
668,733	*	Atmel Corp	6,266
63,779	*	Atto Co Ltd	730
53,924	*	Audience, Inc	645
15,486		Austriamicrosystems AG.	2,570
1,851,120	e	Avago Technologies Ltd	133,410
430,667	*	Axcelis Technologies, Inc	861
63,579		BE Semiconductor Industries NV	1,127
2,967,422		Broadcom Corp (Class A)	110,151
249,800		Brooks Automation, Inc	2,690
90,416	*	Cabot Microelectronics Corp	4,037
827		Capella Microsystems Taiwan, Inc	3
45,953	*	Cascade Microtech, Inc	628
303,459	*	Cavium Networks, Inc	15,070
81,792	*,e	Ceva, Inc	1,208
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,760,000	*	China Ruifeng Renewable Energy Holdings Ltd	352
950,000		Chipbond Technology Corp	1,673
262,990	e	ChipMOS TECHNOLOGIES Bermuda Ltd	6,346
322,661	*,e	Cirrus Logic, Inc	7,337
98,709		Cohu, Inc	1,056
932,000	*	Comtec Solar Systems Group Ltd	150
172,621	*,e	Cree, Inc	8,622
185,654		CSR plc	1,880
481,213	e	Cypress Semiconductor Corp	5,250
25,530	*	D.I Corp	225
381,616	*	Dainippon Screen Manufacturing Co Ltd	1,785
78,654	*,e	Dialog Semiconductor plc	2,722
122,220	*	Diodes, Inc	3,539
44,072		Disco Corp	2,962
28,380	*	Dongbu HiTek Co Ltd	110
85,066	*	DSP Group, Inc	722
20,687	*	Duksan Hi-Metal Co Ltd	353
488,000		Elan Microelectronics Corp	944
57,000		Elite Advanced Laser Corp	253
252,000		Elite Semiconductor Memory Technology, Inc	511
391,571		eMemory Technology, Inc	4,767
492,820	*	Entegris, Inc	6,774
332,868	*	Entropic Communications, Inc	1,108
11,728		Eo Technics Co Ltd	703
2,316,578		Epistar Corp	5,742
438,167	*	E-Ton Solar Tech Co Ltd	315
18,565		Eugene Technology Co Ltd	350
786,000		Everlight Electronics Co Ltd	2,027
145,098	*	Exar Corp	1,640
39,751	*	EZchip Semiconductor Ltd	1,023
574,235	*	Fairchild Semiconductor International, Inc	8,958
416,101		Faraday Technology Corp	577
474,899	*,e	First Solar, Inc	33,746
128,000	*	FocalTech Corp Ltd	1,060
878,000		Forhouse Corp	357
210,534	*	Formfactor, Inc	1,752
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
300,000		Formosa Advanced Technologies Co Ltd	$257
523,000	*	Formosa Epitaxy, Inc	320
1,035,388	*,e	Freescale Semiconductor Holdings Ltd	24,332
24,389,800	*,e	GCL Poly Energy Holdings Ltd	8,153
29,927	*	GemVax & Kael Co Ltd	655
424,560	*	Genesis Photonics, Inc	346
30,072		Giga Solar Materials Corp	599
446,850	*	Gintech Energy Corp	472
141,000		Global Mixed Mode Technology, Inc	508
117,000		Global Unichip Corp	364
211,100		Globetronics Technology BHD	278
545,000		Greatek Electronics, Inc	734
194,561	*	Green Energy Technology, Inc	184
428,260	*,e	GT Solar International, Inc	7,966
719,700		Hana Microelectronics PCL (Foreign)	743
13,870,000	e	Hanergy Solar Group Ltd	2,130
16,390		Hanmi Semiconductor Co Ltd	231
12,651	*	Hansol LCD, Inc	290
44,600		Hermes Microvision, Inc	1,771
101,745		Hittite Microwave Corp	7,931
306,000		Holtek Semiconductor, Inc	609
1,560,466	*	Hynix Semiconductor, Inc	74,930
37,010		Iljin Display Co Ltd	308
247,620	*,e	Imagination Technologies Group plc	892
2,851,239		Infineon Technologies AG.	35,592
11,888	*	Innox Corp	191
2,277,000	*	Inotera Memories, Inc	4,140
96,087	*	Inphi Corp	1,411
556,906	*	Integrated Device Technology, Inc	8,610
113,428	*	Integrated Silicon Solution, Inc	1,675
15,931,053		Intel Corp	492,270
818,722	*	International Rectifier Corp	22,842
479,579		Intersil Corp (Class A)	7,170
635,648	*	IQE plc	241
91,853		IXYS Corp	1,132
37,876	*	Jusung Engineering Co Ltd	142
1,527,000		King Yuan Electronics Co Ltd	1,436
277,769		Kinsus Interconnect Technology Corp	1,248
254,804		Kla-Tencor Corp	18,509
19,413		Koh Young Technology, Inc	463
71,130	*	Kontron AG.	485
263,723	*	Kopin Corp	860
5,389	*	Kulicke & Soffa Industries, Inc	77
1,232,012	*	Lam Research Corp	83,259
6,870,000	*	Landing International Development Ltd	452
543,233	*	Lattice Semiconductor Corp	4,482
14,021		LEENO Industrial Inc	435
330,726		Lextar Electronics Corp	335
1,833,740		Linear Technology Corp	86,314
142,000		Lingsen Precision Industries Ltd	93
586,000		Lite-On Semiconductor Corp	433
40,832	*	Lumens Co Ltd	355
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
37,528	*	MA-COM Technology Solutions	$844
4,930,400	*	Macronix International	1,215
2,943	*	Manz Automation AG.	312
1,354,425		Marvell Technology Group Ltd	19,409
673,563		Maxim Integrated Products, Inc	22,773
112,149	*,e	MaxLinear, Inc	1,129
4,650,154		MediaTek, Inc	78,659
21,900	*	Megachips Corp	304
45,628		Melexis NV	2,023
141,962		Micrel, Inc	1,601
864,047	e	Microchip Technology, Inc	42,174
4,791,056	*	Micron Technology, Inc	157,865
43,259		Micronas Semiconductor Holdings, Inc	380
14,500	e	Micronics Japan Co Ltd	1,011
413,664	*	Microsemi Corp	11,070
21,900		Mimasu Semiconductor Industry Co Ltd	203
75,788		Mitsui High-Tec, Inc	533
204,046		MKS Instruments, Inc	6,374
120,638	*	Monolithic Power Systems, Inc	5,109
452,000	*	Motech Industries, Inc	723
926,000		MPI Corp	3,665
81,472	*	Nanometrics, Inc	1,487
742,484	*	Neo Solar Power Corp	923
1,153	*	NeoPhotonics Corp Ltd	5
16,406	*	NEPES Corp	120
512,709	*,e	Nordic Semiconductor ASA	2,539
2,500,126		Novatek Microelectronics Corp Ltd	12,296
4,200	e	Nuflare Technology, Inc	232
17,943	*	NVE Corp	997
1,607,657		Nvidia Corp	29,806
1,263,288	*	NXP Semiconductors NV	83,604
207,540	*	Omnivision Technologies, Inc	4,562
2,600,493	*	ON Semiconductor Corp	23,768
13,000		On-Bright Electronics, Inc	111
913,000		Opto Technology Corp	455
198,000		Orise Technology Co Ltd	339
61,401		Parade Technologies Ltd	829
126,780	*	PDF Solutions, Inc	2,690
105,803	*,e	Peregrine Semiconductor Corp	726
92,767	*	Pericom Semiconductor Corp	839
143,247		Phison Electronics Corp	1,154
227,402	*	Photronics, Inc	1,956
132,613		Pixart Imaging, Inc	343
124,072	*	PLX Technology, Inc	803
761,471	*	PMC - Sierra, Inc	5,795
155,778		Power Integrations, Inc	8,963
712,525		Powertech Technology, Inc	1,290
166,266	*	QuickLogic Corp	860
469,255		Radiant Opto-Electronics Corp	2,014
346,871	*	Rambus, Inc	4,960
500,240		Realtek Semiconductor Corp	1,587
37,766	*	REC Solar ASA	574
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,529,000		Regent Manner International Ltd	$333
2,163,385	*	Renewable Energy Corp AS	1,248
1,139,580	*,e	RF Micro Devices, Inc	10,929
291,200		Richtek Technology Corp	1,778
165,378		Rohm Co Ltd	9,485
95,360	*,e	Rubicon Technology, Inc	834
123,166	*	Rudolph Technologies, Inc	1,217
185,012		Samsung Electronics Co Ltd	241,616
21,645		Samsung Electronics Co Ltd (Preference)	22,682
133,000		Sanken Electric Co Ltd	1,100
28,427,000	*,e	Semiconductor Manufacturing International	2,438
318,750	*	Semtech Corp	8,335
43,119		Seoul Semiconductor Co Ltd	1,624
64,000		Shanghai Fudan Microelectronics Group Co Ltd	65
180,000	*	Shindengen Electric Manufacturing Co Ltd	1,009
272,321		Shinko Electric Industries	2,480
1,330,000	*,e	Shunfeng Photovoltaic International Ltd	1,734
1,094	*	Sigma Designs, Inc	5
233,000		Sigurd Microelectronics Corp	289
45,000	*	Silergy Corp	421
158,190	*	Silex Systems Ltd	173
376,108	*	Silicon Image, Inc	1,896
1,350,000	*	Silicon Integrated Systems Corp	444
178,443	*	Silicon Laboratories, Inc	8,788
10,655		Silicon Works Co Ltd	263
3,182,631		Siliconware Precision Industries Co	5,239
22,203	*	Simm Tech Co Ltd	146
669,000	*	Sino-American Silicon Products, Inc	1,214
292,000		Sitronix Technology Corp	615
619,349	*	Skyworks Solutions, Inc	29,085
11,413	*,e	SMA Solar Technology AG.	428
186,140	*,e	SOITEC	590
665	*	Solargiga Energy Holdings Ltd	0	^
317,616	*	Solartech Energy Corp	251
4,747	*	Solarworld AG.	95
314,000		Sonix Technology Co Ltd	639
183,042	*	Spansion, Inc	3,857
469,000	*	Stats ChipPAC Ltd	226
551,779		STMicroelectronics NV	4,943
53,003	*	STS Semiconductor & Telecommunications	148
166,900		Sumco Corp	1,530
338,402	*,e	SunEdison, Inc	7,648
982,000	*	Sunplus Technology Co Ltd	392
502,878	*,e	SunPower Corp	20,608
3,117,700		SVI PCL	427
205,000		Taiwan Semiconductor Co Ltd	251
46,337,860		Taiwan Semiconductor Manufacturing Co Ltd	196,081
919,367		Taiwan Surface Mounting Technology Co Ltd	1,404
253,010	e	Teradyne, Inc	4,959
183,352		Tessera Technologies, Inc	4,048
3,845,242		Texas Instruments, Inc	183,764
30,661	*	Theragen Etex Co Ltd	216
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
168,990		Tokyo Electron Ltd	$11,517
43,300		Tokyo Seimitsu Co Ltd	779
564,620		Topco Scientific Co Ltd	1,126
8,696		Toptec Co Ltd	109
462,608		Transcend Information, Inc	1,590
538,780	*	Triquint Semiconductor, Inc	8,518
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
24,355		U-Blox AG.	3,228
137,700		Ubright Optronics Corp	297
10,200		UKC Holdings Corp	158
136,063	*	Ultra Clean Holdings	1,231
101,936	*	Ultratech, Inc	2,261
73,700	*	Ulvac, Inc	1,571
975,600		Unisem M BHD	444
21,549,822		United Microelectronics Corp	10,737
2,758,000	*,e	United Photovoltaics Group Ltd	321
408,029		Unity Opto Technology Co Ltd	479
2,158,000		Vanguard International Semiconductor Corp	3,468
151,794	*,e	Veeco Instruments, Inc	5,656
413,500	*	Via Technologies, Inc	333
321,425		Visual Photonics Epitaxy Co Ltd	369
147,390	*	Vitesse Semiconductor Corp	508
833	*	Wafer Works Corp	0	^
429,000	*	Walton Advanced Engineering, Inc	192
857,737		Win Semiconductors Corp	873
3,587,000	*	Winbond Electronics Corp	1,442
168,765	*	Xcerra Corp	1,536
1,521,444		Xilinx, Inc	71,980
4,288,785	*	Xinyi Solar Holdings Ltd	1,102
101,313		Youngtek Electronics Corp	224
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,155,128

SOFTWARE & SERVICES - 7.6%
38,476	*	A10 Networks, Inc	512
2,298,045	e	Accenture plc	185,774
116,121	*	ACI Worldwide, Inc	6,483
1,585,072		Activision Blizzard, Inc	35,347
6,394	*	Actoz Soft Co Ltd	158
215,229	*	Actuate Corp	1,027
295,106	*	Acxiom Corp	6,401
12,000		Addcn Technology Co Ltd	171
1,752,181	*	Adobe Systems, Inc	126,788
156,619		Advent Software, Inc	5,101
33,153	*	Aerohive Networks, Inc	273
8,420,000	*,e	AGTech Holdings Ltd	1,554
9,267		Ahnlab, Inc	388
598,455	*	Akamai Technologies, Inc	36,542
534,931	*	Alliance Data Systems Corp	150,449
279,787		Alpha Systems, Inc	4,301
56,956		Alten	2,706
172,504		Altran Technologies S.A.	1,843
682,293		Amadeus IT Holding S.A.	28,126
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,043	*	Amber Road, Inc	$436
693,456		Amdocs Ltd	32,128
73,321		American Software, Inc (Class A)	724
135,202	*,e	Angie’s List, Inc	1,614
714,524		Anite plc	1,159
173,925	*	Ansys, Inc	13,187
140,759	*	AOL, Inc	5,601
1,100,000	*	ASG Group Ltd	467
600,223	*	Aspen Technology, Inc	27,850
107,993		Asseco Poland S.A.	1,463
4,700	e	Ateam, Inc	297
214,904		Atos Origin S.A.	17,900
1,053,097	*	Autodesk, Inc	59,374
1,106,651		Automatic Data Processing, Inc	87,735
132,576		Aveva Group plc	4,618
196,293	*	AVG Technologies NV	3,951
6,810	e	Axway Software S.A.	212
243,987	*	Bankrate, Inc	4,280
23,988	*,e	Barracuda Networks, Inc	744
175,027	*,e	Bazaarvoice, Inc	1,381
40,002		Bechtle AG.	3,420
399,000	*	Beijing Development HK Ltd	118
15,655	*,e	Benefitfocus, Inc	724
143,811		Blackbaud, Inc	5,140
160,377	*,e	Blackhawk Network Holdings, Inc	4,526
137	*	Blackhawk Network Holdings, Inc (B Shares)	4
368,457	*,e	Blinkx plc	399
160,013	*	Blucora, Inc	3,019
195,714		Booz Allen Hamilton Holding Co	4,157
35,256	*	Borderfree, Inc	584
126,145	*	Bottomline Technologies, Inc	3,774
207,000		Boyaa Interactive International Ltd	215
96,763	*	Brightcove, Inc	1,020
27,800	e	Broadleaf Co Ltd	534
355,241		Broadridge Financial Solutions, Inc	14,792
87,820	*	BroadSoft, Inc	2,318
22,000		Brogent Technologies, Inc	442
854,529		CA, Inc	24,559
89,528	*	CACI International, Inc (Class A)	6,286
586,777	*	Cadence Design Systems, Inc	10,263
141,462	*	Callidus Software, Inc	1,689
14,807	e	CANCOM SE	757
464,591		Cap Gemini S.A.	33,155
52,086		Capcom Co Ltd	883
53,290	*	Carbonite, Inc	638
183,688	*	Cardtronics, Inc	6,260
20,090	*,e	Care.com, Inc	254
239,551		carsales.com.au Ltd	2,392
35,218		Cass Information Systems, Inc	1,743
69,521	*	CD Projekt Red S.A.	349
13,554		Cegid Group	580
369,372	*	CGI Group, Inc	13,092
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
62,942	*	ChannelAdvisor Corp	$1,659
10,028,000	*,e	China Public Procurement Ltd	524
1,420,000	*,e	Chinasoft International Ltd	405
25,000		Chinese Gamer International Corp	53
299,533	*	Ciber, Inc	1,480
1,602,688		Cielo S.A.	33,004
260,464	*	Cinedigm Corp	649
1,045,039	*	Citrix Systems, Inc	65,367
1,522,619	*	Cognizant Technology Solutions Corp (Class A)	74,471
67,800	*,e	COLOPL, Inc	1,863
8,327	*	Com2uSCorp	535
226,613	*	Commvault Systems, Inc	11,143
164,300		Computacenter plc	1,684
879,656		Computer Sciences Corp	55,594
56,094		Computer Task Group, Inc	923
741,362		Computershare Ltd	8,726
1,113,373		Compuware Corp	11,123
192,076	*	comScore, Inc	6,815
70,197	*	Comverse, Inc	1,873
96,714	*,e	Concur Technologies, Inc	9,027
162,997	*	Constant Contact, Inc	5,234
33,733		Constellation Software, Inc	8,598
380,431		Convergys Corp	8,156
251,481	*,e	Conversant, Inc	6,388
182,757	*	Cornerstone OnDemand, Inc	8,410
20,038	*	CoStar Group, Inc	3,169
2,997,100	*	Country Group Development PCL	123
27,108	*,e	Covisint Corp	132
6,100	e	CROOZ, Inc	256
119,991		CSG Systems International, Inc	3,133
64,905	*,e	Cvent, Inc	1,888
74,958	*,e	Cyan, Inc	302
164,567		Cyberlink Corp	546
15,785	*	Danal Co Ltd	138
38,100		Daou Technology, Inc	437
63,503		Dassault Systemes S.A.	8,165
75,669	*	Datalink Corp	757
357,400		Datasonic Group Bhd	220
14,959		Daum Communications	1,729
172,242	*	DealerTrack Holdings, Inc	7,809
161,566	*,e	Demand Media, Inc	779
206,245	*	Demandware, Inc	14,307
184,466	*,e	Dena Co Ltd	2,496
98,516		DH Corp	2,867
140,024	*	Dice Holdings, Inc	1,066
40,200		Digital Garage, Inc	659
126,516	*	Digital River, Inc	1,952
75,169	*,e	Diligent Board Member Services	253
20,526		DMRC Corp	669
279,783		DST Systems, Inc	25,788
21,500		DTS Corp	399
18,932		DuzonBIzon Co Ltd	189
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
24,500	e	Dwango Co Ltd	$646
69,295	*,e	E2open, Inc	1,432
383,263		EarthLink Holdings Corp	1,426
2,829,338	*	eBay, Inc	141,637
33,282	e	Ebix, Inc	476
16,978		eClerx Services Ltd	328
57,688		Econocom Group	547
1,182,696	*	Electronic Arts, Inc	42,423
84,931	*,e	Ellie Mae, Inc	2,644
159,818		Ementor ASA	1,822
93,186	*,e	Endurance International Group Holdings, Inc	1,425
139,379	*	EnerNOC, Inc	2,641
10,194	*	Engineering Ingegneria Informatica S.p.A.	628
143,705	*	Envestnet, Inc	7,030
130,222		EOH Holdings Ltd	1,105
254,111	*	EPAM Systems, Inc	11,117
119,183		EPIQ Systems, Inc	1,675
19,640	*,e	ePlus, Inc	1,143
118,673	*,e	Equinix, Inc	24,932
156,164	*	Euronet Worldwide, Inc	7,533
239,226		EVERTEC, Inc	5,799
22,805	*	Everyday Health, Inc	421
197,228	*	ExlService Holdings, Inc	5,808
98,300	e	F@N Communications, Inc	1,616
8,777,825	*	Facebook, Inc	590,660
212,691	e	Factset Research Systems, Inc	25,582
153,347		Fair Isaac Corp	9,777
809,809		Fidelity National Information Services, Inc	44,329
59,802		Fidessa Group plc	2,266
74,292	*,e	FireEye, Inc	3,013
195,317	*	First American Corp	5,930
674,209	*	Fiserv, Inc	40,668
32,920	*	Five9, Inc	237
629,834	*	FleetCor Technologies, Inc	83,012
112,311	*,e	FleetMatics Group plc	3,632
46,800	*	Forgame Holdings Ltd	161
38,997		Forrester Research, Inc	1,477
1,339,374	*	Fortinet, Inc	33,658
202,093		F-Secure Oyj	711
21,500		FUJI SOFT, Inc	478
5,192,048	*	Fujitsu Ltd	38,903
39,300		Future Architect, Inc	230
13,393	*	GameHi Co Ltd	105
163,139	*	GameLoft	1,506
5,472	*	Gamevil, Inc	461
223,973	*	Gartner, Inc	15,795
360,425	*	Genpact Ltd	6,318
141,205	*,m	Gerber Scientific, Inc	0	^
73,457	*,e	Gigamon, Inc	1,406
249,088	*	Global Cash Access, Inc	2,217
121,703	*	Global Eagle Entertainment, Inc	1,509
302,226		Global Payments, Inc	22,017
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
281,704	*,e	Globo plc	$269
273,393	*,e	Glu Mobile, Inc	1,367
76,800	e	GMO internet, Inc	869
156,200	e	GMO Payment Gateway, Inc	5,907
168,909	*,e	Gogo, Inc	3,304
18,501		Golfzon Co Ltd	355
1,486,209	*	Google, Inc	854,986
846,862	*	Google, Inc (Class A)	495,135
61,600	e	Gourmet Navigator, Inc	1,047
650,000	*	Gravity Co Ltd (ADR)	520
285,478	e	Gree, Inc	2,503
36,189	e	Groupe Steria SCA	948
26,192	*	GrubHub, Inc	927
42,696	*	GTT Communications, Inc	436
56,660	*,e	Guidance Software, Inc	517
301,557	*,e	Guidewire Software, Inc	12,261
1,766,200	e	GungHo Online Entertainment Inc	11,413
19,220		Haansoft, Inc	467
100,567		Hackett Group, Inc	600
414,000	*	HC International, Inc	959
540,463		HCL Technologies Ltd	13,486
112,837	e	Heartland Payment Systems, Inc	4,650
324,100		Hexaware Technologies Ltd	853
1,050,000	*	Hi Sun Technology China Ltd	283
120,342	*,e	Higher One Holdings, Inc	458
67,702		HIQ International AB	386
347,766		IAC/InterActiveCorp	24,076
200,442	*	iGate Corp	7,294
2,516,000	e	IGG, Inc	1,538
110,703	*	Imperva, Inc	2,898
117,818		Indra Sistemas S.A.	2,104
21,662		Industrial & Financial Systems	720
600,393		Ines Corp	4,550
304,521	*	Infoblox, Inc	4,004
613,400		Infomart Corp	14,188
575,379	*	Informatica Corp	20,512
202,400	*	Information Development Co	1,694
142,209	*	Information Services Group, Inc	684
18,000		Information Services International-Dentsu Ltd	225
660,518		Infosys Technologies Ltd	35,633
10,680		Init Innovation In Traffic Sys	319
1,176,680		Innovation Group plc	685
52,304	*	Interactive Intelligence, Inc	2,936
204,121	*	Internap Network Services Corp	1,439
3,001,056		International Business Machines Corp	544,001
56,900	e	Internet Initiative Japan, Inc	1,398
1,712,247		Intuit, Inc	137,887
98,286	*,e	iProperty Group Ltd	284
194,732	e	Iress Market Technology Ltd	1,504
150,760		IT Holdings Corp	2,591
30,711		Itochu Techno-Science Corp	1,335
149,524	e	j2 Global, Inc	7,605
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
176,437		Jack Henry & Associates, Inc	$10,486
7,374	*	JCEntertainment Corp	138
130,149	*,e	Jive Software, Inc	1,108
4,799	*	Joymax Co Ltd	116
616,619	*	Just Dial Ltd	14,981
1,059,487	*	Just Eat plc	4,624
27,200	*,e	Justsystems Corp	254
450,200		Kakaku.com, Inc	7,895
13,955		Kginicis Co Ltd	155
7,807		KGMobilians Co Ltd	103
182,933	*,e	King Digital Entertainment plc	3,759
2,704,000	*,e	Kingdee International Software Group Co Ltd	885
820,000	e	Kingsoft Corp Ltd	2,470
103,547	*	Knot, Inc	1,265
325,787	*	Kofax Ltd	2,802
181,817		Konami Corp	4,022
39,483		KPIT Cummins Infosystems Ltd	113
28,689	*	KT Hitel Co Ltd	220
128,555		Leidos Holdings, Inc	4,929
232,690	*	Limelight Networks, Inc	712
298,328	*	LinkedIn Corp	51,154
175,000		Linx S.A.	4,102
195,268	*	Lionbridge Technologies	1,160
101,682	*,e	Liquidity Services, Inc	1,602
246,988	*	Liveperson, Inc	2,507
14,000	*,e	Livesense, Inc	149
75,370	*	LogMeIn, Inc	3,514
22,509	*	Luxoft Holding, Inc	812
54,385	*,e	magicJack VocalTec Ltd	822
355,501	*	Manhattan Associates, Inc	12,240
110,152	e	Mantech International Corp (Class A)	3,252
100,514	*	Marchex, Inc (Class B)	1,208
82,044	*,e	Marin Software, Inc	966
78,132	*,e	Marketo, Inc	2,272
31,700	*	Marvelous AQL, Inc	353
5,491,958		Mastercard, Inc (Class A)	403,494
74,736		Matrix IT Ltd	444
29,488	*	Mavenir Systems, Inc	447
306,670		MAXIMUS, Inc	13,193
364,092		Mentor Graphics Corp	7,853
242,805		Micro Focus International plc	3,603
155,218	*	Micros Systems, Inc	10,539
35,764,464		Microsoft Corp	1,491,378
42,734	*	MicroStrategy, Inc (Class A)	6,009
275,439	*,e	Millennial Media, Inc	1,374
73,328		MindTree Ltd	1,074
12,800		Mitsubishi Research Institute, Inc	296
100,000		Mitsui Knowledge Industry Co Ltd	163
56,000	*,e	Mixi Inc	1,812
62,359	*,e	Model N, Inc	689
142,938	*,e	ModusLink Global Solutions, Inc	535
119,985	*	MoneyGram International, Inc	1,767
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
915,251		Moneysupermarket.com Group plc	$2,952
9,309,577	*,e	Monitise plc	8,243
903,200		Mono Technology PCL	217
142,528		Monotype Imaging Holdings, Inc	4,015
349,775	*	Monster Worldwide, Inc	2,288
123,043	*,e	Move, Inc	1,820
101,249	*	Mphasis Ltd	717
420,800		My EG Services BHD	398
45,438		Naver Corp	37,439
15,864		NCsoft	2,861
32,400		NEC Networks & System Integration Corp	791
11,877		Nemetschek AG.	1,145
15,903	*	Neowiz Games Corp	259
33,617	e	Net Entertainment NE AB	786
318,400		NET One Systems Co Ltd	2,211
268,500	e	NetDragon Websoft, Inc	496
43,500	e	Netease.com (ADR)	3,409
178,280	*	Netscout Systems, Inc	7,905
76,542	*,e	NetSuite, Inc	6,650
276,272	*,e	NeuStar, Inc (Class A)	7,189
508,200		Nexon Co Ltd	4,857
18,097	*	NHN Entertainment Corp	1,402
301,694		NIC, Inc	4,782
56,920		Nice Systems Ltd	2,329
11,300		NIFTY Corp	169
166,800		Nihon Unisys Ltd	1,436
40,359		NIIT Technologies Ltd	297
63,961	*	Nintendo Co Ltd	7,681
46,100	*	Nippon System Development Co Ltd	607
167,911		Nomura Research Institute Ltd	5,290
17,400		NS Solutions Corp	475
216,000		NTT Data Corp	8,307
500,146	*,e	Nuance Communications, Inc	9,388
11,500		OBIC Business Consultants Ltd	380
111,900		Obic Co Ltd	3,690
226,539		Open Text Corp	10,870
106,202	*,e	OpenTable, Inc	11,003
120,760		Opera Software ASA	1,609
23,568	*	OPOWER, Inc	444
196,330	*	Optimal Payments plc	1,344
13,928,815		Oracle Corp	564,535
270,260		Oracle Corp Japan	11,822
96,696		Otsuka Corp	4,689
989,700		Pacific Online	544
652,816	*	Pandora Media, Inc	19,258
28,449	*	Park City Group, Inc	310
837,328		Paychex, Inc	34,799
22,242	*	Paycom Software, Inc	325
94,832		PC Home Online	1,052
270,000	*,e	PCA Corp	3,550
241,415		Pegasystems, Inc	5,099
129,900	*	Perficient, Inc	2,529
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,479		Persistent Systems Ltd	$188
513,573		Playtech Ltd	5,411
186,236		Polaris Software Lab Ltd	653
82,948		POSDATA Co Ltd	641
115,398	*	PRG-Schultz International, Inc	737
196,511	*	Progress Software Corp	4,724
139,317	*	Proofpoint, Inc	5,219
72,951	*	PROS Holdings, Inc	1,929
14,123	*	PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	251
143,188	*	PTC, Inc	5,556
30,030	*	Q2 Holdings, Inc	428
26,682		QAD, Inc (Class A)	569
79,337	e	QIWI plc (ADR)	3,200
632,583	*	QLIK Technologies, Inc	14,309
99,533	*	Qualys, Inc	2,555
1,187,118	e	Quindell plc	4,673
132,841	*	QuinStreet, Inc	732
609,612	*	Rackspace Hosting, Inc	20,520
74,160	*,e	Rally Software Development Corp	808
95,562	*	RealNetworks, Inc	729
158,779	*,e	RealPage, Inc	3,569
951,911	*	Red Hat, Inc	52,612
101,000	*,e	Redknee Solutions, Inc	521
32,164		Reis, Inc	678
13,066	e	Reply S.p.A.	1,006
21,247		RIB Software AG.	382
54,816	*,e	Rocket Fuel, Inc	1,704
80,367	*	Rosetta Stone, Inc	781
572,433	*	Rovi Corp	13,715
24,160	*	Rubicon Project, Inc	310
42,219	*	Sabre Corp	846
1,923,321		Sage Group plc	12,632
3,315,255	*	Salesforce.com, Inc	192,550
2,076,800		Samart Corp PCL	1,312
1,131,952		SAP AG.	87,222
87,922	*,e	Sapiens International Corp NV	703
551,647	*	Sapient Corp	8,964
13,483		SBSi Co Ltd	210
227,346		Science Applications International Corp	10,040
84,235	*	Sciquest, Inc	1,490
89,276	*	SDL plc	523
124,379	*	Seachange International, Inc	996
250,724	*	ServiceNow, Inc	15,535
256,175	*,e	ServiceSource International LLC	1,486
370,630		Shanghai Baosight Software Co Ltd	688
51,281	*,e	Shutterstock, Inc	4,255
146,173	*,e	Silver Spring Networks, Inc	1,948
2,695,000		Silverlake Axis Ltd	2,597
50,295		SimCorp AS	1,732
594,000		Sinosoft Technology Group Ltd	204
23,446		SK C&C Co Ltd	3,858
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,948	*	SK Communications Co Ltd	$148
11,200	*,e	SMS Co Ltd	332
160,210	e	SMS Management & Technology Ltd	535
70,488		Software AG.	2,544
108,540		Soft-World International Corp	435
444,191	*	SolarWinds, Inc	17,172
156,505		Solera Holdings, Inc	10,509
819,060		Sonda S.A.	1,925
15,695	*	Sopra Group S.A.	1,720
220,869	*	Splunk, Inc	12,221
49,693	*,e	SPS Commerce, Inc	3,140
137,527		Square Enix Co Ltd	2,433
272,812	*	SS&C Technologies Holdings, Inc	12,064
59,267	*	Stamps.com, Inc	1,997
81,142		Sumisho Computer Systems Corp	2,287
5,543		SundayToz Corp	88
1,475,000	e	SUNeVision Holdings Ltd	501
149,265	*	Sykes Enterprises, Inc	3,244
1,611,767		Symantec Corp	36,909
108,572	*	Synchronoss Technologies, Inc	3,796
278,693	*,e	Synopsys, Inc	10,819
90,508	*	Syntel, Inc	7,780
314,000		Systex Corp	601
148,031	*	TA Indigo Holding Corp	1,316
83,475	*,e	Tableau Software, Inc	5,954
787,182	*	Take-Two Interactive Software, Inc	17,507
119,857	*,e	Tangoe, Inc	1,805
725,035		Tata Consultancy Services Ltd	29,252
151,350	*	Tech Mahindra Ltd	5,416
56,034	*,e	TechTarget, Inc	494
218,375	*	Tecmo Koei Holdings Co Ltd	2,914
253,691		Telecity Group plc	3,272
183,082	*,e	TeleCommunication Systems, Inc (Class A)	602
91,087	*	TeleNav, Inc	518
74,943	*	TeleTech Holdings, Inc	2,173
93,095		Temenos Group AG.	3,624
10,679,820		Tencent Holdings Ltd	162,472
326,734	*	Teradata Corp	13,135
2,284	*	Tessi S.A.	313
57,217	*,e	Textura Corp	1,353
341,298	*	TIBCO Software, Inc	6,884
64,156		Tietoenator Oyj	1,897
650,948	*	TiVo, Inc	8,404
659,853		Total System Services, Inc	20,726
311,700		Totvus S.A.	5,361
28,300	*	Trans Cosmos, Inc/Japan	608
2,277,999		Travelsky Technology Ltd	2,095
63,853	*	Travelzoo, Inc	1,236
132,269	*,e	Tremor Video, Inc	624
171,060		Trend Micro, Inc	5,637
21,507	*	TrueCar, Inc	318
114,154	*,e	Trulia, Inc	5,409
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,597	*	Tungsten Corp plc	$463
1,046,873	*	Twitter, Inc	42,890
146,365	*	Tyler Technologies, Inc	13,350
294,806	*	Ubisoft Entertainment	5,427
91,380	*	Ultimate Software Group, Inc	12,626
170,000	*	Unisys Corp	4,206
169,239		United Internet AG.	7,435
428		United Online, Inc	4
12,100	*,e	UNITED, Inc	258
319,040	*,e	Unwired Planet, Inc	711
283,145	e	UXC Ltd	198
142,935	*	Vakrangee Ltd	307
845,660	*	Vantiv, Inc	28,431
16,227	*,e	Varonis Systems, Inc	471
93,764	*	Vasco Data Security International	1,088
225,091	*	VeriFone Systems, Inc	8,272
248,604	*	Verint Systems, Inc	12,194
280,269	*,e	VeriSign, Inc	13,680
128,951	*,e	VirnetX Holding Corp	2,271
80,932	*	Virtusa Corp	2,897
2,654,176	e	Visa, Inc (Class A)	559,262
366,738	*,e	VistaPrint Ltd	14,838
752,275	*,e	VMware, Inc (Class A)	72,828
4,114,000	*,e	VODone Ltd	372
233,788	*,e	Vringo, Inc	800
36,297	*,e	WANdisco plc	342
117,749	*,e	WebMD Health Corp (Class A)	5,687
157,841	*	Website Pros, Inc	4,557
17,589	*	Webzen, Inc	102
11,460	*	WeMade Entertainment Co Ltd	429
1,149,248	e	Western Union Co	19,928
976,947		Wipro Ltd	8,884
194,379		Wirecard AG.	8,383
42,073	*,e	Wix.com Ltd	835
717,776	*	Workday, Inc	64,499
484,295		Xchanging plc	1,224
109,503	*,e	Xero Ltd	2,489
5,208,170		Xerox Corp	64,790
7,108		XING AG.	879
34,500		X-Legend Entertainment Co Ltd	254
123,525	*	Xoom Corp	3,256
1,445,900		Yahoo! Japan Corp	6,677
3,097,018	*	Yahoo!, Inc	108,798
99,077	*,e	Yandex NV	3,531
247,829	*,e	Yelp, Inc	19,004
67,426	*,e	YuMe, Inc	398
33,274	*	Zendesk, Inc	578
31,657	*,e	Zillow, Inc	4,525
192,905	*	Zix Corp	660
6,446,743	*	Zynga, Inc	20,694
		TOTAL SOFTWARE & SERVICES	9,858,990
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
211,987	*,e	3D Systems Corp	$12,677
55,933	*	3S Korea Co Ltd	240
881,500	e	AAC Technologies Holdings, Inc	5,737
1,377,292		Accton Technology Corp	899
2,663,274	*	Acer, Inc	1,904
78,320	*	Acme Electronics Corp	142
221,370		Adlink Technology, Inc	590
216,778		Adtran, Inc	4,891
52,403	*	ADVA AG. Optical Networking	228
49,000		Advanced Ceramic X Corp	240
304,475		Advantech Co Ltd	2,600
59,877	*	Agilysys, Inc	843
49,300		Ai Holdings Corp	897
5,982,330	*,e	Alcatel S.A.	21,507
54,771	e	Alliance Fiber Optic Products, Inc	991
1,786,000		Alpha Networks, Inc	1,388
367,400	*	Alps Electric Co Ltd	4,721
112,500		Amano Corp	1,282
568,006		Amphenol Corp (Class A)	54,722
404,549		Anixter International, Inc	40,483
160,900		Anritsu Corp	1,808
26,491,114		Apple, Inc	2,461,819
44,456	*	Applied Optoelectronics, Inc	1,031
193,676		Arcadyan Technology Corp	301
449,218	*	Arima Communications Corp	241
461,145	*	ARRIS Group, Inc	15,001
495,857	*	Arrow Electronics, Inc	29,955
504,478	*	Aruba Networks, Inc	8,838
99,663		Ascom Holding AG.	1,690
167,000	*	Asia Optical Co, Inc	203
232,464		Asia Vital Components Co Ltd	178
150,000		ASROCK, Inc	604
1,855,461		Asustek Computer, Inc	20,737
118,000		Aten International Co Ltd	344
18,571,153	*	AU Optronics Corp	7,868
19,295		Austria Technologie & Systemtechnik AG.	259
160,000		AV Tech Corp	534
35,100	*	Avigilon Corp	783
208,803		Avnet, Inc	9,252
86,646		AVX Corp	1,151
89,468	*	AX Holding Corp	939
48,927	e	Axis Communications AB	1,427
44,705		Badger Meter, Inc	2,354
26,801		Barco NV	2,135
39,643		Bel Fuse, Inc (Class B)	1,018
136,311		Belden CDT, Inc	10,654
266,108	*	Benchmark Electronics, Inc	6,780
2,461,000	*	Benq Corp	890
156,000	*	BenQ Materials Corp	233
59,880		Black Box Corp	1,404
453,587	*,e	Blackberry Ltd	4,645
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
183,031	*,e	Blackberry Ltd (New)	$1,877
348,000		Boardtek Electronics Corp	395
346,830	*	Bookham, Inc	763
3,224,000	e	Broad Intelligence International Pharmaceutical Holdings Ltd	433
1,424,738	*	Brocade Communications Systems, Inc	13,108
162,832		Brother Industries Ltd	2,823
58,000		Browave Corp	178
103,024	*	Bull S.A.	695
1,374,500	*,e	BYD Electronic International Co Ltd	1,176
150,819	*	CalAmp Corp	3,267
1,422,928		CalComp Electronics Thailand PCL	131
356,078	*,e	Calix Networks, Inc	2,913
26,100		Canon Electronics, Inc	492
1,637,983	e	Canon, Inc	53,533
3,991,000		Career Technology Co Ltd	6,082
3,114,853		Catcher Technology Co Ltd	29,069
266,000	*	Catic Shenzhen Holdings Ltd	100
112,625		CDW Corp	3,590
345,485	*	Celestica, Inc	4,345
18,005	*	Chadiostech Co Ltd	72
267,156		Chang Wah Electromaterials, Inc	711
158,057	*	Checkpoint Systems, Inc	2,211
382,402		Cheng Uei Precision Industry Co Ltd	749
458,949		Chicony Electronics Co Ltd	1,240
240,632		Chimei Materials Technology Corp	297
3,714,000		China Aerospace International Holdings Ltd	335
1,136,000	e	China All Access Holdings Ltd	468
1,012,000		China Fiber Optic Network System Group Ltd	234
5,012,000	*	China Innovationpay Group Ltd	350
1,631,000	e	China ITS Holdings Co Ltd	335
868,000		Chin-Poon Industrial Co	1,666
465,840		Chroma ATE, Inc	1,304
3,001,808	*,e	Ciena Corp	65,019
19,217,749		Cisco Systems, Inc	477,561
542,379		Citizen Watch Co Ltd	4,259
33,947	*	Clearfield, Inc	570
484,073		Clevo Co	862
3,539,000	*	CMC Magnetics Corp	562
392,928	*	Cognex Corp	15,088
104,697	*	Coherent, Inc	6,928
1,280,299	*,e	Comba Telecom Systems Holdings Ltd	408
849		Comet Holding AG.	612
177,649	*	CommScope Holding Co, Inc	4,109
4,431,948		Compal Electronics, Inc	3,628
1,397,000		Compeq Manufacturing Co	920
58,943		Comtech Telecommunications Corp	2,200
34,179	*,e	Control4 Corp	669
4,564,000		Coolpad Group Ltd	1,260
1,531,000		Coretronic Corp	1,715
3,958,652		Corning, Inc	86,892
161,000		Coxon Precise Industrial Co Ltd	294
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
125,002	*,e	Cray, Inc	$3,325
19,971	*	CrucialTec Co Ltd	162
128,972		CTS Corp	2,412
67,614	*	CUI Global, Inc	568
315,000		CyberTAN Technology, Inc	330
139,324		Daeduck Electronics Co	1,114
16,040		Daeduck GDS Co Ltd	196
711,000	*	Daiwabo Co Ltd	1,385
127,381		Daktronics, Inc	1,518
266,000		Darfon Electronics Corp	195
22,044		Datalogic S.p.A.	278
297,460		DataTec Ltd	1,505
1,391,600		Delta Electronics Thai PCL	2,682
2,721,464		Delta Electronics, Inc	19,821
182,000	*	Denki Kogyo Co Ltd	1,217
40,832	e	Dialight plc	622
130,146		Diebold, Inc	5,228
101,439	*	Digi International, Inc	956
1,181,000	e	Digital China Holdings Ltd	1,066
20,351	*	Digital Multimedia Technologies S.p.A.	1,101
161,462		Diploma plc	1,771
1,605,000		D-Link Corp	1,065
58,885	*,e	Dolby Laboratories, Inc (Class A)	2,544
176,189		Domino Printing Sciences	1,809
173,709	*	Dot Hill Systems Corp	816
63,045	*	DTS, Inc	1,161
532,000		Dynapack International Technology Corp	1,584
395,100		Eastern Communications Co Ltd	217
63,561	*	Eastman Kodak Co	1,555
112,047	*	EchoStar Corp (Class A)	5,932
36,771		Eizo Nanao Corp	977
8,200		Elecom Co Ltd	213
62,496		Electro Rent Corp	1,046
95,572		Electro Scientific Industries, Inc	651
956,695		Electrocomponents plc	4,299
242,233	*	Electronics for Imaging, Inc	10,949
1,037,654		Elite Material Co Ltd	1,048
1,988,080		Elitegroup Computer Systems Co Ltd	1,631
7,348,352		EMC Corp	193,556
305,057	*	Emulex Corp	1,739
9,200		Enplas Corp	671
900	*	Entire Technology Co Ltd	1
4,489,536		Ericsson (LM) (B Shares)	54,237
32,407		Esprinet S.p.A.	337
14,420	e	EVS Broadcast Equipment S.A.	716
31,663	*,e	Exfo Electro Optical Engineering, Inc	153
319,085	*	Extreme Networks, Inc	1,417
1,247,144	*	F5 Networks, Inc	138,982
133,170	*	Fabrinet	2,743
64,577	*	FARO Technologies, Inc	3,172
182,716		FEI Co	16,578
6,016,000	*	FIH Mobile Ltd	3,823
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,837	*,e	Fingerprint Cards AB	$897
468,213	*,e	Finisar Corp	9,247
192,799		Firich Enterprises Co Ltd	1,263
256,034		FLEXium Interconnect, Inc	682
2,124	*	Flextronics International Ltd	24
284,631		Flir Systems, Inc	9,885
165,508		Flytech Technology Co Ltd	743
853,126		Foxconn Technology Co Ltd	2,069
813,882		Fujifilm Holdings Corp	22,716
334,824	*	Fusion-io, Inc	3,784
247,153		G Tech Optoelectronics Corp	287
71,652	e	Gemalto NV	7,438
550,913		Gemtek Technology Corp	541
70,909		Genius Electronic Optical Co Ltd	217
67,252		GeoVision, Inc	341
386,000		Getac Technology Corp	216
1,644,000		Gigabyte Technology Co Ltd	2,634
279,986	*	Gigastorage Corp	328
613	*	Global Brands Manufacture Ltd	0	^
28,800		Global Display Co Ltd	195
177,000		Goldpac Group Ltd	181
115,123	*	GSI Group, Inc	1,466
477,414		Halma plc	4,816
12,841		Hamamatsu Photonics KK	630
838		Hannstar Board Corp	0	^
3,698,000	*	HannStar Display Corp	1,519
356,291	*	Harmonic, Inc	2,658
319,810		Harris Corp	24,226
10,116,799		Hewlett-Packard Co	340,734
25,523		Hexagon AB (B Shares)	822
716,904		High Tech Computer Corp	3,313
49,304		Hirose Electric Co Ltd	7,330
71,790		Hitachi High-Technologies Corp	1,709
465,000		Hitachi Kokusai Electric, Inc	6,443
11,637,000		Hitachi Ltd	85,288
674,100		Holystone Enterprise Co Ltd	1,041
21,346,673		Hon Hai Precision Industry Co, Ltd	71,566
37,895		Horiba Ltd	1,360
75,300		Hosiden Corp	470
787,596		Hoya Corp	26,186
23,090		Humax Co Ltd	260
273,101		Ibiden Co Ltd	5,510
311,000		Ichia Technologies, Inc	403
9,500		Icom, Inc	234
203,280		ICP Electronics, Inc	372
245,346	*,e	IDEX ASA	186
27,360	*	Iljin Materials Co Ltd	295
171,496	*	Immersion Corp	2,181
228,100		Inari Amertron BHD	215
1,770		Inficon Holding AG.	577
386,593	*,e	Infinera Corp	3,557
404,000		Infortrend Technology, Inc	257
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,817	e	Ingenico	$4,941
427,648	*	Ingram Micro, Inc (Class A)	12,492
7,528,539	*	InnoLux Display Corp	3,530
187,969	*	Insight Enterprises, Inc	5,778
1,000		Inspur International Ltd	0	^
23,123		Intelligent Digital Integrated Securities Co Ltd	338
123,430	e	InterDigital, Inc	5,900
8,269	*	Interflex Co Ltd	116
91,599	*	Intevac, Inc	734
18,822		INTOPS Co Ltd	353
215,399	*,e	InvenSense, Inc	4,887
2,500,023		Inventec Co Ltd	2,396
50,720	*,e	IPG Photonics Corp	3,490
13,100	*,e	Iriso Electronics Co Ltd	768
46,000		ISSC Technologies Corp	219
34,930		IsuPetasys Co Ltd	131
46,300		ITC Networks Corp	406
917,357		ITEQ Corp	984
147,898	*	Itron, Inc	5,997
32,318		Ituran Location and Control Ltd	786
211,577	*	Ixia	2,418
664,822		Jabil Circuit, Inc	13,895
23,610		Jahwa Electronics Co Ltd	339
113,493		Japan Aviation Electronics Industry Ltd	2,448
15,100	e	Japan Cash Machine Co Ltd	269
22,000		Japan Digital Laboratory Co Ltd	389
348,700	*	Japan Display, Inc	2,143
55,535	*	Japan Radio Co Ltd	240
648,200	*	JCY International BHD	141
3,223,566	*	JDS Uniphase Corp	40,198
103,701		Jenoptik AG.	1,688
62,700		Jentech Precision Industrial Co Ltd	240
528		Jess-Link Products Co Ltd	1
2,151,000	e	Ju Teng International Holdings Ltd	1,544
2,194,440	*	Juniper Networks, Inc	53,852
21,300		Kaga Electronics Co Ltd	258
10,700		Kanematsu Electronics Ltd	151
5,713	e	Kapsch TrafficCom AG.	265
230,300		KCE Electronics PCL	250
169,859	*	Kemet Corp	977
18,437		Keyence Corp	8,062
13,359		KH Vatec Co Ltd	206
760,400		Kingboard Chemical Holdings Ltd	1,568
1,867,000	e	Kingboard Laminates Holdings Ltd	711
11,443	*	KMW Co Ltd	159
41,331	*	Knowles Corp	1,271
63,800		Koa Corp	645
10,243		KONA I Co Ltd	329
561,700		Konica Minolta Holdings, Inc	5,552
13,862		Korea Circuit Co Ltd	117
107,477		Kudelski S.A.	1,884
52,821	*	KVH Industries, Inc	688
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,000		Kyocera Corp	$5,793
340,527		Laird Group plc	1,650
413,762		Largan Precision Co Ltd	33,009
6,789,400	e	Lenovo Group Ltd	9,275
317,511		Lexmark International, Inc (Class A)	15,291
10,939	*	LG Innotek Co Ltd	1,567
243,671	*	LG.Philips LCD Co Ltd	7,671
2,146,168		Lite-On Technology Corp	3,584
97,053		Littelfuse, Inc	9,021
177,925		Logitech International S.A.	2,312
69,000		Lotes Co Ltd	315
808,000		Loxley PCL	112
26,374		LPKF Laser & Electronics AG.	544
164,575		Lumax International Corp Ltd	396
10,900		Macnica, Inc	364
145,000		Marubun Corp	896
11,200		Maruwa Co Ltd	460
90,635	*	Maxwell Technologies, Inc	1,371
49,337	*	Measurement Specialties, Inc	4,246
12,100	e	Melco Holdings, Inc	246
128,610	*	Mercury Computer Systems, Inc	1,458
197,882		Merry Electronics Co Ltd	1,057
11,385		Mesa Laboratories, Inc	956
119,308		Methode Electronics, Inc	4,559
2,425,000		Micro-Star International Co Ltd	3,651
222,000	*	MIN AIK Technology Co Ltd	1,264
820,500	*	Mitac Holdings Corp	738
278,100	*	Mitsumi Electric Co Ltd	2,014
375,206		Motorola, Inc	24,977
47,860	e	MTS Systems Corp	3,243
36,321	*	Multi-Fineline Electronix, Inc	401
619,808		Murata Manufacturing Co Ltd	58,126
327,000	*	Nan Ya Printed Circuit Board Corp	586
1,080,000	m	Nanjing Panda Electronics	629
199,094		National Instruments Corp	6,449
302,493	*	NCR Corp	10,614
349,382	*	NEC Corp	1,115
41,168	e	Neopost S.A.	3,083
1,435,164		NetApp, Inc	52,412
141,197	*	Netgear, Inc	4,909
86,526		Newmax Technology Co Ltd	158
197,103	*	Newport Corp	3,646
273,226		Nichicon Corp	2,230
47,900		Nidec Copal Electronics Corp	407
27,988	*,e	Nimble Storage, Inc	860
17,100	e	Nippon Ceramic Co Ltd	289
152,000	*	Nippon Chemi-Con Corp	442
403,318		Nippon Electric Glass Co Ltd	2,350
53,700		Nippon Signal Co Ltd	496
50,000		Nohmi Bosai Ltd	772
3,796,975	*	Nokia Corp	28,705
6,902,016	*,e	Nokia Oyj	52,226
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,099		Nolato AB (B Shares)	$1,094
37,027	*	Nortel Networks Netas Telekomunikasyon AS	116
51,035	*,e	Numerex Corp	586
788,000	*	Oki Electric Industry Co Ltd	1,752
719,172		Omron Corp	30,327
73,330	*	Oplink Communications, Inc	1,244
193,683	e	Opus Group AB	407
72,992	*	OSI Systems, Inc	4,872
68,245		Oxford Instruments plc	1,518
747,601		Pace plc	4,541
127,474	*	Palo Alto Networks, Inc	10,689
766,059		Pan-International Industrial	567
80,450		Park Electrochemical Corp	2,269
297,386	*,e	Parkervision, Inc	440
8,171	*	Parrot S.A.	209
65,412		Partron Co Ltd	697
699,000	*,e	PAX Global Technology Ltd	459
46,642	e	PC Connection, Inc	965
7,313,317		Pegatron Technology Corp	13,977
156,258	e	Pinnacle Holdings Ltd	199
182,658		Plantronics, Inc	8,777
144,390	*	Plexus Corp	6,251
588,966	*	Polycom, Inc	7,380
48,000		Posiflex Technology, Inc	302
816,435		Premier Farnell plc	2,845
1,288,000		Primax Electronics Ltd	1,997
1,003,100	*	Prime View International Co Ltd	670
76,981	*,e	Procera Networks, Inc	777
6,913,000	*	PT Agis Tbk	266
1,594,500		PT Erajaya Swasembada Tbk	145
420,958	*	QLogic Corp	4,247
6,643,661		Qualcomm, Inc	526,178
2,855,032		Quanta Computer, Inc	8,342
1,100,000		Quanta Storage, Inc	1,530
775,289	*,e	Quantum Corp	946
123,968	*,e	RealD, Inc	1,582
256,852		Redington India Ltd	445
44,129		Renishaw plc	1,251
997,178		Ricoh Co Ltd	11,885
36,700	*	Riso Kagaku Corp	1,041
3,588,000	*	Ritek Corp	566
287,332	*	Riverbed Technology, Inc	5,928
106,180	*	Rofin-Sinar Technologies, Inc	2,553
65,608	*	Rogers Corp	4,353
11,200		Roland DG Corp	402
241,938	*	Ruckus Wireless, Inc	2,881
82,700		Ryosan Co Ltd	1,725
69,900		Ryoyo Electro Corp	825
30,440		Sam Young Electronics Co Ltd	346
61,105		Samsung Electro-Mechanics Co Ltd	3,521
35,877		Samsung SDI Co Ltd	5,744
1,245,893		SanDisk Corp	130,109
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
335,513	*	Sandvine Corp	$1,132
408,923	*	Sanmina Corp	9,315
16,022	*	Sapphire Technology Co Ltd	552
127,992	*	Scansource, Inc	4,874
1,829,047		Seagate Technology, Inc	103,926
400,500		Seiko Epson Corp	17,039
6,678		SEOWONINTECH Co Ltd	88
826,000		Sercomm Corp	2,108
13,421		SFA Engineering Corp	509
308,800	*	Shanghai Potevio Co Ltd	228
370,300	*	Shenzhen SEG Co Ltd	131
399,300	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	242
233,876		Shimadzu Corp	2,146
351,796	*,e	ShoreTel, Inc	2,294
37,711	*,e	Sierra Wireless, Inc	764
54,000		Siix Corp	964
104,499	*,e	Silicon Graphics International Corp	1,005
169,395		Silitech Technology Corp	192
283,112		Simplo Technology Co Ltd	1,755
787,000		Sinbon Electronics Co Ltd	1,280
7,510		Sindoh Co Ltd	491
1,089,000	*	Sintek Photronic Corp	325
367,000		Sirtec International Co Ltd	793
219,000	e	SMK Corp	965
1,345,068	*	Sonus Networks, Inc	4,829
194,140		Spectris plc	7,377
152,067	*	Speed Commerce, Inc	569
695,685		Spirent Communications plc	1,130
210,786	*,e	Stratasys Ltd	23,952
1,336,000	e	Sunny Optical Technology Group Co Ltd	1,890
107,293	*	Super Micro Computer, Inc	2,711
14,356	*	Suprema, Inc	316
656,686	*	SVA Electron Co Ltd	306
236,404	*,e	Synaptics, Inc	21,428
2,512,000		Synertone Communication Corp	165
114,069	*	SYNNEX Corp	8,310
1,290,523		Synnex Technology International Corp	2,176
203,972		Taiflex Scientific Co Ltd	413
904,577		Taiwan PCB Techvest Co Ltd	1,273
120,003		Taiyo Yuden Co Ltd	1,330
1,326,000		TCL Communication Technology Holdings Ltd	1,605
168,644		TDK Corp	7,918
447,303		TE Connectivity Ltd	27,661
68,274	*	Tech Data Corp	4,268
82,000	*	Technovator International Ltd	40
21,806		Tessco Technologies, Inc	692
400,095		Test Research, Inc	682
350,773	*	Thin Film Electronics ASA	274
41,000		Toko, Inc	124
185,625		Tong Hsing Electronic Industries Ltd	1,002
6,390,000		Tongda Group Holdings Ltd	849
81,200		Topcon Corp	1,878
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
168,000		Toshiba TEC Corp	$1,181
27,400		Toyo Corp/Chuo-ku	326
1,047,688		TPK Holding Co Ltd	10,460
1,292,000	e	Tpv Technology Ltd	238
726,000	e	Trigiant Group Ltd	197
552,920	*	Trimble Navigation Ltd	20,430
1,121,932		Tripod Technology Corp	2,164
5,194,566	e	Truly International Holdings	3,166
19,000		TSC Auto ID Technology Co Ltd	201
235,784		TT electronics plc	835
207,791	*	TTM Technologies, Inc	1,704
512,039		TXC Corp	798
159,129	*,e	Ubiquiti Networks, Inc	7,191
1,237,256		Unimicron Technology Corp	1,198
253,937	*	Unitech Printed Circuit Board Corp	105
124,363	*,e	Universal Display Corp	3,992
55,000		Usun Technology Co Ltd	209
357,795		Venture Corp Ltd	2,222
130,833	*,e	Viasat, Inc	7,583
15,411	*	Viasystems Group, Inc	168
233,709	*,e	Violin Memory, Inc	1,035
1,040,536		Vishay Intertechnology, Inc	16,118
48,130	*	Vishay Precision Group, Inc	792
61,257		Vivotek, Inc	269
1,406,800		VST Holdings Ltd	346
199,700	e	Vtech Holdings Ltd	2,654
176,800	*,e	Wacom Co Ltd	1,009
651,000		Wah Lee Industrial Corp	1,314
476,769	*	Walsin Technology Corp	189
1,048,000	e	Wasion Group Holdings Ltd	787
936,800		Weikeng Industrial Co Ltd	811
1,139,877		Western Digital Corp	105,211
142,800	e	Wi-Lan, Inc	454
101,575		Wincor Nixdorf AG.	5,785
2,476,500	*	Wintek Corp	847
2,198,523		Wistron Corp	2,007
669,265		Wistron NeWeb Corp	1,646
1,373,283		WPG Holdings Co Ltd	1,891
1,099,679		WT Microelectronics Co Ltd	1,682
85,339		Xaar plc	761
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
1,771,100		Yageo Corp	1,262
74,993		Yamatake Corp	1,921
74,690		Yaskawa Electric Corp	905
77,785		Yokogawa Electric Corp	985
73,000		Young Optics, Inc	171
208,473	*	Zebra Technologies Corp (Class A)	17,161
285,855		Zhen Ding Technology Holding Ltd	941
273,000		Zinwell Corp	310
750,447	*,e	ZTE Corp	1,479
411,000	*	Zyxel Communications	306
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,629,472
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
TELECOMMUNICATION SERVICES - 2.8%
311,723	*,e	8x8, Inc	$2,519
1,451,600		Advanced Info Service PCL (Foreign)	9,840
184,053		AFK Sistema (GDR)	5,668
217,046		Amcon Telecommunications Ltd	405
54,288,730		America Movil S.A. de C.V. (Series L)	56,283
321,500		APT Satellite Holdings Ltd	476
1,765,000		Asia Pacific Telecom Co Ltd	1,061
12,215,207		AT&T, Inc	431,930
35,467		Atlantic Tele-Network, Inc	2,057
102,797	*,e	Avanti Communications Group plc	444
2,451,000	*,e	Axtel SAB de C.V.	913
502,288	e	BCE, Inc	22,783
217,724		Belgacom S.A.	7,228
227,784	e	Bell Aliant Regional Communications Income Fund	5,954
11,192,286		Bezeq Israeli Telecommunication Corp Ltd	20,947
832,387		Bharti Airtel Ltd	4,663
82,131	*,e	Boingo Wireless, Inc	561
9,698,792		BT Group plc	63,731
5,715,839		Cable & Wireless plc	4,815
219,111	*	Cbeyond Communications, Inc	2,180
134,932		Cellcom Israel Ltd	1,644
1,679,241		CenturyTel, Inc	60,789
3,093,421		China Communications Services Corp Ltd	1,506
10,178,890		China Mobile Hong Kong Ltd	98,865
15,525,289		China Telecom Corp Ltd	7,594
5,843,301	e	China Unicom Ltd	8,985
1,059,100	e	Chorus Ltd	1,609
4,032,137		Chunghwa Telecom Co Ltd	12,995
767,755	*	Cincinnati Bell, Inc	3,017
2,064,000	e	Citic 1616 Holdings Ltd	778
2,900,000	*	Citic 21CN Co Ltd	2,252
141,177		Cogent Communications Group, Inc	4,878
546,425	*	Colt Telecom Group S.A.	1,286
128,509	e	Consolidated Communications Holdings, Inc	2,858
2,193,384		Deutsche Telekom AG.	38,470
8,903,300		Digi.Com BHD	15,887
159,654	e	Drillisch AG.	6,343
101,069		Elisa Oyj (Series A)	3,092
130,611		Empresa Nacional de Telecomunicaciones S.A.	1,609
43,907		Enventis Corp	695
67,243	*,e	Fairpoint Communications, Inc	939
1,694,919		Far EasTone Telecommunications Co Ltd	3,861
1,323,805		France Telecom S.A.	20,946
291,773		Freenet AG.	9,266
6,048,810	e	Frontier Communications Corp	35,325
112,454	*	General Communication, Inc (Class A)	1,246
1,012,755	*	Globalstar, Inc	4,304
33,300		Globe Telecom, Inc	1,221
36,937	*,e	Hawaiian Telcom Holdco, Inc	1,057
1,589,852	*	Hellenic Telecommunications Organization S.A.	23,482
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,769,593		HKT Trust and HKT Ltd	$2,085
2,062,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	841
1,156,925		Idea Cellular Ltd	2,549
107,234		IDT Corp (Class B)	1,868
226,611		iiNET Ltd	1,562
15,315		Iliad S.A.	4,629
189,460	*	inContact, Inc	1,741
170,448		Inmarsat plc	2,179
184,672		Inteliquent, Inc	2,561
160,535	*	Intelsat S.A.	3,024
295,897	*,e	Iridium Communications, Inc	2,503
188,900	*,e	Japan Communications, Inc	1,798
5,434,900		Jasmine International PCL	1,389
259,775		Jaymart PCL	106
508,217	*	Jazztel plc	7,235
770,702		Kcom Group plc	1,223
594,450		KDDI Corp	36,270
122,212		KT Corp	3,689
257,812	e	Let’s GOWEX S.A.	7,029
2,357,750	*	Level 3 Communications, Inc	103,529
254,646		LG Telecom Ltd	2,319
57,583		Lumos Networks Corp	833
188,674	e	M2 Telecommunications Group Ltd	1,028
630,211	*,e	Magyar Telekom	956
25,600		Manitoba Telecom Services, Inc	742
2,094,900		Maxis BHD	4,404
95,349		MegaFon OAO (GDR)	3,002
1,076,424	*	Midas S.A.	184
82,174	e	Millicom International Cellular S.A.	7,522
599,281		Mobile TeleSystems (ADR)	11,830
960,809		MobileOne Ltd	2,707
40,222	*	Mobistar S.A.	768
3,169,962		MTN Group Ltd	66,771
676,380		Netia S.A.	1,156
160,920	*,e	NEXTDC Ltd	259
844,711		Nippon Telegraph & Telephone Corp	52,649
60,225	e	NTELOS Holdings Corp	750
880,600		NTT DoCoMo, Inc	15,033
34,561		Oi S.A.	33
5,253,524		Oi S.A. (Preference)	4,637
99,494	*	Ooredoo QSC	3,250
4,634,268	*	Orascom Telecom Holding SAE	3,339
8,495,279	*	Orascom Telecom Media And Technology Holding SAE	1,446
160,099	*	Orbcomm, Inc	1,055
99,318	*	Partner Communications	780
10,227,734		PCCW Ltd	6,097
51,927		Philippine Long Distance Telephone Co	3,533
994,843	e	Portugal Telecom SGPS S.A.	3,649
174,183	*	Premiere Global Services, Inc	2,325
2,831,500		PT Excelcomindo Pratama	1,218
1,655,076		PT Indosat Tbk	515
57,138,405		PT Telekomunikasi Indonesia Persero Tbk	11,885
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
109,837	e	QSC AG.	$472
602,026		Reliance Communication Ventures Ltd	1,465
85,525	*,e	RingCentral, Inc	1,294
369,567	e	Rogers Communications, Inc (Class B)	14,872
152,905		Rostelecom (ADR)	2,304
1,924,272	*	Royal KPN NV	7,016
216,700		Samart Telcoms PCL	101
909,503	*	SBA Communications Corp (Class A)	93,042
73,847		Shenandoah Telecom Co	2,249
9,617,773		Singapore Telecommunications Ltd	29,726
185,866	*	SK Broadband Co Ltd	669
62,841		SK Telecom Co Ltd	14,689
483,498	e	SmarTone Telecommunications Holding Ltd	609
2,148,232		Softbank Corp	160,093
3,434,554	*	Sprint Corp	29,297
410,924	e	StarHub Ltd	1,375
110	*	Straight Path Communications, Inc	1
46,806		Swisscom AG.	27,188
1,810,543		Taiwan Mobile Co Ltd	5,603
614,421		TalkTalk Telecom Group plc	3,423
3,933,563		TDC AS	40,690
280,550		Tele2 AB	3,302
1,735,704		Telecom Corp of New Zealand Ltd	4,073
870,367		Telecom Egypt	1,641
8,742,662		Telecom Italia RSP	8,648
4,933,962	*	Telecom Italia S.p.A.	6,245
537,417		Telefonica Brasil S.A.	10,945
624,407		Telefonica Deutschland Holding AG.	5,162
245,226		Telefonica O2 Czech Republic AS	3,475
4,650,782		Telefonica S.A.	79,844
21,411		Telekom Austria AG.	209
5,156,742		Telekom Malaysia BHD	10,198
1,952,583		Telekomunikacja Polska S.A.	6,237
785,723		Telenor ASA	17,890
600,247		Telephone & Data Systems, Inc	15,672
4,461,394		TeliaSonera AB	32,577
360,878	*	Telkom S.A. Ltd	1,550
9,575,974		Telstra Corp Ltd	47,044
399,927		TELUS Corp	14,906
625,000		Thaicom PCL	742
962,308		Tim Participacoes S.A.	5,627
553,020	*	Time dotCom BHD	796
2,730,300		TM International BHD	5,927
6,663,482	*	T-Mobile US, Inc	224,026
1,907,000		Tower Bersama Infrastructure	1,295
1,670,658		TPG Telecom Ltd	8,680
7,820,600	*	True Corp PCL (Foreign)	2,301
536,904		Turk Telekomunikasyon AS	1,551
976,312	*	Turkcell Iletisim Hizmet AS	6,111
410,235	*	tw telecom inc (Class A)	16,537
24,015	*	US Cellular Corp	980
97,730	*,e	USA Mobility, Inc	1,505
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,382,787		Verizon Communications, Inc	$899,470
149,269		Verizon Communications, Inc (New)	7,301
2,457,062		Vivendi Universal S.A.	60,128
435,601	e	Vodacom Group Pty Ltd	5,384
51,959,122		Vodafone Group plc	173,662
537,053		Vodafone Group plc (ADR)	17,932
553,613	*	Vodafone Qatar	2,387
657,015	*	Vonage Holdings Corp	2,464
2,180,323	e	Windstream Holdings, Inc	21,716
31,498		Ziggo NV	1,457
		TOTAL TELECOMMUNICATION SERVICES	3,599,517

TRANSPORTATION - 2.8%
500,595		Abertis Infraestructuras S.A. (Continuous)	11,517
155,239	*	Aegean Airlines S.A.	1,484
144,707		Aeroports de Paris	19,078
3,461,129	*	Air Arabia PJSC	1,168
53,088	*,e	Air Berlin plc	99
42,500	*	Air Canada (Class A)	379
2,101,300		Air China Ltd	1,231
184,836	*,e	Air France-KLM	2,330
2,479,499	e	Air New Zealand Ltd	4,515
198,014	*	Air Transport Services Group, Inc	1,657
2,779,700		AirAsia BHD	1,992
1,244,800	*	AirAsia X BHD	271
1,004,100		Airports of Thailand PCL (Foreign)	6,142
12,796	*	AJ Rent A Car Co Ltd	203
383,078		Alaska Air Group, Inc	36,412
508,152		All America Latina Logistica S.A.	1,916
421,831	*,e	All Nippon Airways Co Ltd	996
43,408		Allegiant Travel Co	5,112
43,349		Amerco, Inc	12,604
2,236,853	*	American Airlines Group, Inc	96,095
76,637		American Shipping ASA	543
634,771	*,m	AMR Corp (Escrow)	6
1,238,000	*,e	Anhui Expressway Co	759
3,684,829		Ansaldo STS S.p.A.	39,364
10,036		AP Moller - Maersk AS (Class A)	23,620
18,869		AP Moller - Maersk AS (Class B)	46,914
115,631		Arkansas Best Corp	5,031
663,366		Asciano Group	3,525
197,863	*	Asiana Airlines	908
96,793	*	Atlas Air Worldwide Holdings, Inc	3,567
1,786,958		Auckland International Airport Ltd	6,101
80,073		Autostrada Torino-Milano S.p.A.	1,267
1,419,190		Autostrade S.p.A.	40,430
495,844		Avianca Holdings S.A.	1,011
658,300	*	Avis Budget Group, Inc	39,294
177,796		Baltic Trading Ltd	1,063
667,500		Bangkok Expressway PCL	771
7,400,000	*	Bangkok Metro PCL	315
539,124		BBA Aviation plc	2,851
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,106,400		Beijing Capital International Airport Co Ltd	$1,448
526		Bollore	341
57,427	*	Bourbon S.A.	1,807
215,009		bpost S.A.	5,432
1,042,128	*	Brockman Mining Ltd	66
29,432,100		BTS Group Holdings PCL (Foreign)	7,845
1,304,467	e	Canadian National Railway Co	84,841
121,153	e	Canadian Pacific Railway Ltd	21,946
805,308	e	Canadian Pacific Railway Ltd (Toronto)	145,892
1,160,830		Cathay Pacific Airways Ltd	2,169
240,240		Cebu Air, Inc	314
76,492		Celadon Group, Inc	1,631
245,315		Central Japan Railway Co	35,018
148,216	e	CH Robinson Worldwide, Inc	9,455
1,218,715	*	China Airlines	418
1,117,000	*,e	China Dredging Environment Protection Holdings Ltd	355
1,335,324		China Merchants Holdings International Co Ltd	4,170
4,901,000	*,e	China Shipping Container Lines Co Ltd	1,265
73,000	*,e	China Shipping Development Co Ltd	43
95,500	e	China Southern Airlines Co Ltd	29
20,500,000	*,e	China Timber Resources Group Ltd	861
254,000		Chinese Maritime Transport Ltd	301
990,048		Cia de Concessoes Rodoviarias	8,066
24,608		Clarkson plc	1,009
2,358,710		ComfortDelgro Corp Ltd	4,730
25,438		Compagnie Maritime Belge S.A.	670
8,170,245	*	Compania SudAmericana de Vapores S.A.	329
992,300	*	Controladora Vuela Cia de Aviacion SAB de C.V.	890
769,629		Con-Way, Inc	38,797
150,536		Copa Holdings S.A. (Class A)	21,462
3,262,575	*,e	COSCO Holdings	1,271
4,726,707		COSCO Pacific Ltd	6,551
350,000		Costamare, Inc	8,162
1,732,748		CSX Corp	53,386
117,795		CTT-Correios de Portugal S.A.	1,171
805,000	e	CWT Ltd	1,127
33,566	e	D/S Norden	1,126
173,000	*,e	Daiichi Chuo Kisen Kaisha	162
289,367		Dart Group plc	1,020
892,050		Dazhong Transportation Group Co Ltd	550
5,621,376		Delta Air Lines, Inc	217,660
1,091,418		Deutsche Lufthansa AG.	23,430
2,250,532		Deutsche Post AG.	81,233
18,836		Dfds AS	1,678
173,763		DP World Ltd	3,423
147,194		DSV AS	4,800
221,982	*	DX Group plc	475
485,625		East Japan Railway Co	38,263
2,017,924		easyJet plc	47,124
69,186	*	Echo Global Logistics, Inc	1,326
431,334		EcoRodovias Infraestrutura e Logistica S.A.	2,956
708,519	*	Eva Airways Corp	341
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
437,000		Evergreen International Storage & Transport Corp	$270
1,489,222	*	Evergreen Marine Corp Tawain Ltd	813
450,666		Expeditors International of Washington, Inc	19,901
1,487,996		FedEx Corp	225,253
107,000		First Steamship Co Ltd	72
1,360,996	*	Firstgroup plc	2,947
24,842		Flughafen Wien AG.	2,313
4,711		Flughafen Zuerich AG.	2,894
227,753	*	Flybe Group plc	467
151,008		Forward Air Corp	7,226
28,089		Fraport AG. Frankfurt Airport Services Worldwide	1,982
632,000		Freetech Road Recycling Technology Holdings Ltd	190
278,083		Freightways Ltd	1,242
163,000	e	Fukuyama Transporting Co Ltd	938
61,737		Gateway Distriparks Ltd	236
177,864	*	Genesee & Wyoming, Inc (Class A)	18,676
15,494		GLOVIS Co Ltd	4,127
95,392		Go-Ahead Group plc	3,865
143,506	*	Gol Linhas Aereas Inteligentes S.A.	781
389,470	e	Golden Ocean Group Ltd	651
672,279		Grindrod Ltd	1,680
411,228		Groupe Eurotunnel S.A.	5,564
781,800	*,e	Grupo Aeromexico SAB de C.V.	1,342
620,800	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	2,497
888,091		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,997
468,200		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,953
303,560		Guangdong Provincial Expressway Development Co Ltd	94
258,750	*	Gujarat Pipavav Port Ltd	504
2,246,193	*	GVK Power & Infrastructure Ltd	715
1,750,000	e	GZI Transportation Ltd	998
132,000		Hainan Meilan International Airport Co Ltd	121
33,821	e	Hamburger Hafen und Logistik AG.	898
145,542	*	Hanjin Kal Corp	3,473
119,890	*	Hanjin Shipping Co Ltd	706
7,617		Hanjin Transportation Co Ltd	275
176,000		Hankyu Hanshin Holdings, Inc	1,005
139,580	*,e	Hawaiian Holdings, Inc	1,914
167,909		Heartland Express, Inc	3,583
4,151,772	*	Hertz Global Holdings, Inc	116,374
52,200		Hitachi Transport System Ltd	814
2,555,327	e	Hopewell Highway Infrastructure Ltd	1,283
208,073	*	Hub Group, Inc (Class A)	10,487
4,420,040		Hutchison Port Holdings Trust	3,183
64,971	*	Hyundai Merchant Marine Co Ltd	588
96,857		Iino Kaiun Kaisha Ltd	553
4,416	*	Integer.pl S.A.	324
3,195,692	*	International Consolidated Airlines Group S.A.	20,278
4,866,507	*	International Consolidated Airlines Group S.A. (London)	30,857
1,855,330		International Container Term Services, Inc	4,717
21,426		International Shipholding Corp	491
393,710		Irish Continental Group plc	1,461
375,035		J.B. Hunt Transport Services, Inc	27,670
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
360,100	*	Japan Airlines Co Ltd	$19,910
43,155		Japan Airport Terminal Co Ltd	1,281
92,436	*	Jet Airways India Ltd	391
908,330	*,e	JetBlue Airways Corp	9,855
3,471,800		Jiangsu Express	4,109
166,000		Jinzhou Port Co Ltd	64
99,500		Julio Simoes Logistica S.A.	540
528,587		Kamigumi Co Ltd	4,866
671,926		Kansas City Southern Industries, Inc	72,239
2,296,400	*	Kawasaki Kisen Kaisha Ltd	4,809
332,555	e	Keihin Electric Express Railway Co Ltd	2,989
77,107		Keio Corp	606
33,032		Keisei Electric Railway Co Ltd	329
2,098,980		Kerry Logistics Network Ltd	3,315
1,242,185	*	Kintetsu Corp	4,526
19,400		Kintetsu World Express, Inc	824
189,622	*	Kirby Corp	22,212
187,915		Knight Transportation, Inc	4,467
8,900		Konoike Transport Co Ltd	165
13,836	*	Korea Line Corp	321
25,830	*	Korean Air Lines Co Ltd	853
22,223	e	Kuehne & Nagel International AG.	2,955
339,317	*	Lan Airlines S.A.	4,568
149,329		Landstar System, Inc	9,557
226,300	*,e	Latam Airlines Group S.A. (ADR)	3,037
157,471		Localiza Rent A Car	2,597
66,600	*	Log-in Logistica Intermodal S.A.	206
871,317	e	Macquarie Atlas Roads Group	2,687
686,169		Malaysia Airports Holdings BHD	1,705
9,180,300	*	Malaysian Airline System BHD	572
339,300		Malaysian Bulk Carriers BHD	187
82,878		Marten Transport Ltd	1,852
68,000		Maruzen Showa Unyu Co Ltd	235
242,155		Matson, Inc	6,499
354,940		Mermaid Marine Australia Ltd	690
2,685,400		MISC BHD	5,436
13,349		Mitsubishi Logistics Corp	200
1,075,358		Mitsui OSK Lines Ltd	4,006
380,610		Mitsui-Soko Co Ltd	1,718
1,354,108		MTR Corp	5,215
1,231,097		Mundra Port and Special Economic Zone Ltd	4,989
540,000	*,e	Nagoya Railroad Co Ltd	2,154
82,500		Namyong Terminal PCL	44
611,362		National Express Group plc	2,738
289,101		Navios Maritime Holdings, Inc	2,926
1,221,718	*,e	Neptune Orient Lines Ltd	931
147,641		Nippon Express Co Ltd	716
83,800		Nippon Konpo Unyu Soko Co Ltd	1,452
2,694,669		Nippon Yusen Kabushiki Kaisha	7,773
152,000		Nissin Corp	455
493,400		Nok Airlines PCL	260
1,132,107		Norfolk Southern Corp	116,641
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
212,545		Northgate plc	$1,908
31,311	*,e	Norwegian Air Shuttle AS	1,027
73,942	e	Odakyu Electric Railway Co Ltd	712
58,262		Oesterreichische Post AG.	2,894
1,975,000	*,e	OHL Mexico SAB de CV	6,060
395,595	*	Old Dominion Freight Line	25,191
259,500	e	Orient Overseas International Ltd	1,271
2,203,290		Pacific Basin Shipping Ltd	1,370
13,627	*	PAM Transportation Services, Inc	381
25,929	e	Panalpina Welttransport Holding AG.	4,102
28,707		Park-Ohio Holdings Corp	1,668
26,766	*,e	Patriot Transportation Holding, Inc	936
9,471		Piraeus Port Authority	238
602,300		Pos Malaysia & Services Holdings BHD	1,003
550,600		Precious Shipping PCL	414
832,032	*	Prumo Logistica S.A.	407
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
6,069,500		PT Cardig Aero Services Tbk	484
9,680,800		PT Express Transindo Utama Tbk	1,037
10,917,257	*	PT Garuda Indonesia Tbk	389
2,173,100		PT Jasa Marga Tbk	1,096
10,284,300	*	PT Nusantara Infrastructure Tbk	186
7,139,000	*,m	PT Trada Maritime Tbk	833
1,204,801	*	Qantas Airways Ltd	1,433
2,025,728		QR National Ltd	9,512
162,053	*	Quality Distribution, Inc	2,408
950,825	e	Qube Logistics Holdings Ltd	2,043
274,478	*	Republic Airways Holdings, Inc	2,975
99,111	*	Roadrunner Transportation Services Holdings, Inc	2,785
2,180,248	*	Royal Mail plc	18,606
44,959	*	Ryanair Holdings plc	427
282,639	*	Ryanair Holdings plc (ADR)	15,771
378,645		Ryder System, Inc	33,355
140,266		Safe Bulkers, Inc	1,369
445,000		Sagami Railway Co Ltd	1,714
86,794	*	Saia, Inc	3,813
96	*,m	SAir Group	0	^
278,000	*	Sankyu, Inc	1,408
69,400		Santos Brasil Participacoes S.A.	612
184,067	*,e	SAS AB	346
13,108		SAVE S.p.A.	230
564,670	*	Scorpio Bulkers, Inc	5,026
7,680		Sebang Co Ltd	152
483,287	*	Seino Holdings Corp	5,489
274,000	e	Senko Co Ltd	1,435
355,944		Shanghai Jinjiang International Investment Holdings Co	321
141,400	m	Shenzhen Chiwan Petroleum	294
259,100		Shenzhen Chiwan Wharf Holdings Ltd	371
1,836,000		Shenzhen Expressway Co Ltd	976
1,845,014	e	Shenzhen International Holdings Ltd	2,271
58,000		Shibusawa Warehouse Co Ltd	207
388,006		Shih Wei Navigation Co Ltd	262
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
394,000	*	Shinwa Kaiun Kaisha Ltd	$993
1,871,097	*	Shun TAK Holdings Ltd	949
2,432,000		Sichuan Expressway Co Ltd	778
480,000		Sincere Navigation	422
187,590		Singapore Airlines Ltd	1,561
788,000		Singapore Airport Terminal Services Ltd	1,985
3,215,419		Singapore Post Ltd	4,474
4,103,000		Sinotrans Ltd	2,663
2,700,000	*	Sinotrans Shipping Ltd	773
2,734,000		SITC International Co Ltd	1,119
39,187		Sixt AG.	1,593
43,243		Sixt AG. (Preference)	1,410
38,727	*	Skymark Airlines, Inc	109
194,852		Skywest, Inc	2,381
979,000	e	SMRT Corp Ltd	1,217
11,790,780		Sociedad Matriz SAAM S.A.	977
79,483		Societa Iniziative Autostradali e Servizi S.p.A.	1,020
3,101,781		Southwest Airlines Co	83,314
222,931	*	Spirit Airlines, Inc	14,098
990,579		Stagecoach Group plc	6,372
390,041	e	Stobart Group Ltd	909
32,037		Stolt-Nielsen S.A.	783
77,400	e	Student Transportation, Inc	512
157,767		Sumitomo Warehouse Co Ltd	901
306,502	*	Swift Transportation Co, Inc	7,733
1,311,628		Sydney Airport	5,219
328,000		T.Join Transportation Co	445
214,000		Taiwan Navigation Co Ltd	158
672,225		TAV Havalimanlari Holding AS	5,346
46,100		Tegma Gestao Logistica	438
1,418,500	*	Thai Airways International PCL	647
126,854	*	Thoresen Thai Agencies PCL	80
237,800	*	Tianjin Marine Shipping Co Ltd	68
5,568,000		Tianjin Port Development Holdings Ltd	876
696,000	*,e	Tiger Airways Holdings Ltd	254
698,890		TNT Express NV	6,323
524,566	*	TNT NV	2,477
552,629		Tobu Railway Co Ltd	2,894
1,723,058		Tokyu Corp	12,221
565,199		Toll Holdings Ltd	2,720
96,500		TPI-Triunfo Participacoes e Investimentos S.A.	312
7,300		Trancom Co Ltd	287
208,000		Transasia Airways Corp	81
483,449	e	TransForce, Inc	11,132
1,277,795		Transurban Group	8,904
235,886		Trencor Ltd	1,771
1,303,442	*	Turk Hava Yollari	3,997
2,361,682	*	UAL Corp	96,994
73,249	*,e	Ultrapetrol Bahamas Ltd	218
371,800		U-Ming Marine Transport Corp	628
5,836,405		Union Pacific Corp	582,181
2,415,684		United Parcel Service, Inc (Class B)	247,994
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,272		Universal Truckload Services, Inc	$818
22,949	*	USA Truck, Inc	427
628,558	e	UTI Worldwide, Inc	6,499
1,220,317	*	Virgin Australia Holdings Ltd	495
67,336	*,m	Virgin Australia Int Holdings	0	^
23,321		VTG AG.	519
1,366,357		Wan Hai Lines Ltd	700
161,161		Werner Enterprises, Inc	4,272
187,708	*	Wesco Aircraft Holdings, Inc	3,747
372,341		West Japan Railway Co	16,402
148,100	e	Westshore Terminals Investment Corp	4,526
83,759		Wilh. Wilhelmsen ASA	717
441,927		Wisdom Marine Lines Co Ltd	554
6,934,000		Xiamen International Port Co Ltd	1,038
189,068	*,e	XPO Logistics, Inc	5,411
82,031		Yamato Transport Co Ltd	1,700
1,067,515	*	Yang Ming Marine Transport	429
143,123	*,e	YRC Worldwide, Inc	4,023
52,900		Yusen Air & Sea Service Co Ltd	603
4,311,400		Zhejiang Expressway Co Ltd	4,367
		TOTAL TRANSPORTATION	3,586,467

UTILITIES - 2.9%
1,420,506		A2A S.p.A.	1,636
7,952	*,e	Abengoa Yield plc	301
1,931,631		Aboitiz Power Corp	1,623
31,516	e	Acciona S.A.	2,818
82,858		ACEA S.p.A.	1,214
78,161		Actelios S.p.A.	139
1,087,276		AES Corp	16,907
2,956,050		AES Gener S.A.	1,533
115,444		AES Tiete S.A.	1,016
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
745,591		AGL Energy Ltd	10,891
340,829		AGL Resources, Inc	18,756
2,828,773		Aguas Andinas S.A.	1,782
275,162	*	Akenerji Elektrik Uretim AS	151
217,698	*	Aksa Enerji Uretim AS	288
197,025	e	Algonquin Power & Utilities Corp	1,520
158,523	e	Allete, Inc	8,140
293,689		Alliant Energy Corp	17,874
115,300		Alupar Investimento S.A.	845
228,655		Ameren Corp	9,347
1,656,358		American Electric Power Co, Inc	92,375
213,686		American States Water Co	7,101
965,543		American Water Works Co, Inc	47,746
565,718	e	APA Group	3,679
159,260		Aqua America, Inc	4,176
31,662		Artesian Resources Corp	712
266,048		Ascopiave S.p.A.	729
142,908		Atco Ltd	6,927
47,404		Athens Water Supply & Sewage Co S.A.	610
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
452,932	e	Atlantic Power Corp	$1,857
142,834	e	Atlantic Power Corp (Toronto)	584
401,374		Atmos Energy Corp	21,433
228,760		Avista Corp	7,668
5,652,000	e	Beijing Enterprises Water Group Ltd	3,779
3,396,000		Binhai Investment Co Ltd	206
27,565		BKW S.A.	1,016
164,346		Black Hills Corp	10,089
30,295		Boralex, Inc	385
213,078		California Water Service Group	5,156
5,191,459	*	Calpine Corp	123,609
228,534	e	Canadian Utilities Ltd	8,567
168,300	e	Capital Power Corp	4,159
3,635,507		Centerpoint Energy, Inc	92,851
321,341		Centrais Eletricas Brasileiras S.A.	929
272,324		Centrais Eletricas Brasileiras S.A. (Preference)	1,294
16,900		Centrais Eletricas de Santa Catarina S.A.	119
3,012,952		Centrica plc	16,100
100,916	*	CESC Ltd	1,187
202,724	e	CEZ AS	6,118
35,982		Chesapeake Utilities Corp	2,567
864,344		Cheung Kong Infrastructure Holdings Ltd	5,971
3,390,000	e	China Datang Corp Renewable Power Co Ltd	429
7,962,100		China Gas Holdings Ltd	16,521
3,786,500	e	China Longyuan Power Group Corp	4,110
79,476	*,m	China New City Commercial Development Ltd	13
5,620,000	e	China Oil and Gas Group Ltd	1,037
7,777,000	e	China Power International Development Ltd	3,075
8,540,000	*,e	China Power New Energy Development Co Ltd	530
1,212,800		China Resources Gas Group Ltd	3,824
5,374,899		China Resources Power Holdings Co	15,283
436,500	*	China Tian Lun Gas Holdings Ltd	521
2,030,000		China Water Affairs Group Ltd	710
525,540	*	Chubu Electric Power Co, Inc	6,527
239,156		Chugoku Electric Power Co, Inc	3,259
389,519		Cia de Saneamento Basico do Estado de Sao Paulo	4,152
68,000		Cia de Saneamento de Minas Gerais-COPASA	1,246
1,488,318		Cia Energetica de Minas Gerais	10,872
217,071		Cia Energetica de Sao Paulo (Class B)	2,731
22,804		Cia Energetica do Ceara	360
420,819		Cia Paranaense de Energia	6,453
226,208		Cleco Corp	13,335
2,193,359	e	CLP Holdings Ltd	18,018
1,092,129		CMS Energy Corp	34,020
10,273,204		Colbun S.A.	2,578
41,961		Connecticut Water Service, Inc	1,421
208,600		Consolidated Edison, Inc	12,045
2,668,398	e	Contact Energy Ltd	12,394
275,340		CPFL Energia S.A.	2,533
634,000	e	CT Environmental Group Ltd	462
6,658,900		Datang International Power Generation Co Ltd	2,603
2,002,442		Dominion Resources, Inc	143,215
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
522,930		Drax Group plc	$5,725
438,073		DTE Energy Co	34,113
4,134,207	e	DUET Group	9,424
2,592,551		Duke Energy Corp	192,341
376,803	*	Dynegy, Inc	13,113
2,745,774		E.ON AG.	56,606
4,370		E1 Corp	294
268,200		Eastern Water Resources Development and Management PCL	93
1,612,117		Edison International	93,680
660,601		EDP - Energias do Brasil S.A.	3,244
153,669		El Paso Electric Co	6,179
176,461		Electric Power Development Co	5,726
556,029		Electricite de France	17,508
58,743		Elia System Operator S.A.	2,967
189,292	e	Empire District Electric Co	4,861
569,579		Empresa Electrica del Norte Grande S.A.	757
3,939,420		Empresa Nacional de Electricidad S.A.	5,912
141,208	e	Enagas	4,545
911,680		Endesa S.A.	35,252
238,259		Enea S.A.	1,239
1,328,864		Enel Green Power S.p.A	3,761
10,902,991	e	Enel S.p.A.	63,419
16,400	*,e	Eneres Co Ltd	277
1,048,237		Energa S.A.	7,138
3,396,050		Energias de Portugal S.A.	17,040
1,024,060	*	Energy World Corp Ltd	310
42,579,173		Enersis S.A.	14,383
465,526	*	Eneva S.A.	259
498,449		Entergy Corp	40,918
2,857,675		Envestra Ltd	3,661
285,030		Equatorial Energia S.A.	3,243
128,520		ERM Power Ltd	220
41,535		EVN AG.	608
6,008,377	e	Exelon Corp	219,186
3,984,400		First Gen Corp	1,982
645,510		First Philippine Holdings Corp	1,125
884,249		FirstEnergy Corp	30,701
210,079	e	Fortis, Inc	6,393
437,458		Fortum Oyj	11,747
509,095		GAIL India Ltd	3,918
861,800		Gas Malaysia BHD	977
1,285,082	e	Gas Natural SDG S.A.	40,600
3,915,803		Gaz de France	107,886
657,000		Glow Energy PCL (Foreign)	1,691
108,080		Great Plains Energy, Inc	2,904
140,000		Great Taipei Gas Co Ltd	117
8,843,100		Guangdong Investments Ltd	10,213
61,307		Gujarat Gas Co Ltd	423
194,239		Gujarat State Petronet Ltd	292
26,120		Hanjin Heavy Industries & Construction Holdings Co Ltd	271
69,012	e	Hawaiian Electric Industries, Inc	1,747
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,508,470	e	Hera S.p.A.	$4,296
280,900	*,e	Hokkaido Electric Power Co, Inc	2,168
404,890		Hokuriku Electric Power Co	5,368
5,182,903		Hong Kong & China Gas Ltd	11,342
2,175,819		Hong Kong Electric Holdings Ltd	19,045
1,137,130	*	Huadian Energy Co Ltd	338
9,722,000	e	Huadian Fuxin Energy Corp Ltd	5,094
7,276,000	e	Huadian Power International Co	4,406
11,188,200		Huaneng Power International, Inc	12,653
12,574,000		Huaneng Renewables Corp Ltd	4,153
681,000	e	Hyflux Ltd	645
5,669,318		Iberdrola S.A.	43,368
188,860		Idacorp, Inc	10,922
15,894	*	IDGC Holding JSC (GDR)	51
71,572	*	Indiabulls Infrastructure and Power Ltd	8
63,672	*	Indraprastha Gas Ltd	380
115,371	*	Infinis Energy plc	454
1,828,612		Infratil Ltd	3,916
201,023	e	Innergex Renewable Energy, Inc	2,036
82,988		Integrys Energy Group, Inc	5,903
648,460	*	Interconexion Electrica S.A.	3,167
968,227		Inversiones Aguas Metropolitanas S.A.	1,564
554,950	e	Iride S.p.A.	856
913,173		Isagen S.A. ESP	1,508
204,993		ITC Holdings Corp	7,478
978,273	*	Jaiprakash Power Ventures Ltd	391
82,190	*,m	Jinmao Investments and Jinmao China Investments Holdings Ltd	60
131,425	e	Just Energy Income Fund	756
20,000	*	K&O Energy Group, Inc	297
1,660,504	*	Kansai Electric Power Co, Inc	15,652
4,394		Korea District Heating Corp	287
307,652		Korea Electric Power Corp	11,326
29,186		Korea Gas Corp	1,594
3,902		KyungDong City Gas Co Ltd	454
330,405	*	Kyushu Electric Power Co, Inc	3,720
126,361		Laclede Group, Inc	6,135
235,400		Light S.A.	2,297
189,571	e	Macquarie Power & Infrastructure Income Fund	755
1,242,200		Manila Water Co, Inc	726
590,993		MDU Resources Group, Inc	20,744
1,411,303		Meridian Energy Ltd	1,532
141,201		MGE Energy, Inc	5,579
63,027		Middlesex Water Co	1,335
1,478,185		Mighty River Power Ltd	2,900
239,904		National Fuel Gas Co	18,784
5,454,990		National Grid plc	78,534
198,011		New Jersey Resources Corp	11,318
2,290,709		NextEra Energy, Inc	234,752
528,213		NiSource, Inc	20,780
616,057		Northeast Utilities	29,121
132,959	e	Northland Power Income Fund	2,272
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
104,321	e	Northwest Natural Gas Co	$4,919
147,981		NorthWestern Corp	7,723
2,971,871		NRG Energy, Inc	110,554
326,704	e	NRG Yield, Inc	17,005
2,240,070		NTPC Ltd	5,821
755,261		OGE Energy Corp	29,516
127,000		Okinawa Electric Power Co, Inc	4,529
207,218	*	ONE Gas, Inc	7,822
61,671	e	Ormat Technologies, Inc	1,778
4,634,440		Osaka Gas Co Ltd	19,473
134,810	e	Otter Tail Corp	4,083
118,359		Pattern Energy Group, Inc	3,919
735,566		Pennon Group plc	9,887
184,626		Pepco Holdings, Inc	5,074
1,378,600		Petronas Gas BHD	10,524
1,318,338		PG&E Corp	63,307
342,881		Piedmont Natural Gas Co, Inc	12,827
243,431		Pinnacle West Capital Corp	14,080
298,296		PNM Resources, Inc	8,749
9,007,750		PNOC Energy Development Corp	1,302
1,789,861		Polska Grupa Energetyczna S.A.	12,751
289,762	e	Portland General Electric Co	10,046
2,456,129		Power Grid Corp of India Ltd	5,691
2,403,498		PPL Corp	85,396
22,981,700		PT Perusahaan Gas Negara	10,801
465,562	*	PTC India Ltd	732
265,644		Public Power Corp	4,104
1,576,259		Public Service Enterprise Group, Inc	64,296
266,200		Puncak Niaga Holding BHD	277
34,067	*	Qatar Electricity & Water Co	1,618
266,395		Questar Corp	6,607
76,283	e	Red Electrica de Espana	6,973
343,986		Redes Energeticas Nacionais S.A.	1,267
131,006	*	Reliance Energy Ltd	1,687
677,821	*	Reliance Power Ltd	1,222
36,795		Rubis	2,347
1,492,340	e	RusHydro (ADR)	2,852
557,645		RWE AG.	23,916
551		RWE AG. (Preference)	18
6,832		Samchully Co Ltd	1,040
178,227		SCANA Corp	9,590
189,514		Scottish & Southern Energy plc	5,077
39,478		Sechilienne-Sidec	1,005
1,801,941		Sempra Energy	188,681
402,314		Severn Trent plc	13,300
120,278	*	Shikoku Electric Power Co, Inc	1,677
127,900		Shizuoka Gas Co Ltd	877
64,428		SJW Corp	1,752
4,440,578		Snam Rete Gas S.p.A.	26,745
340,000	*,e	Sound Global Ltd	319
122,312		South Jersey Industries, Inc	7,389
786,952		Southern Co	35,712
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
175,864		Southwest Gas Corp	$9,284
2,101,730		SP AusNet	2,627
1,584,296		Spark Infrastructure Group	2,769
426,900	*	SPCG PCL	352
983,865		Suez Environnement S.A.	18,821
301,434	e	Superior Plus Corp	4,009
975,450		Taiwan Cogeneration Corp	717
1,648,562		Tata Power Co Ltd	2,958
2,269,029	*	Tauron Polska Energia S.A.	3,863
153,481	e	TECO Energy, Inc	2,836
85,702		Telecom Plus plc	1,961
3,481,218		Tenaga Nasional BHD	13,225
81,949		Terna Energy S.A.	446
161,477		Terna Rete Elettrica Nazionale S.p.A.	851
2,373,200		Thai Tap Water Supply PCL	791
900,000		Tianjin Jinran Public Utilities Co Ltd	151
346,223	e	Toho Gas Co Ltd	1,902
736,232	*	Tohoku Electric Power Co, Inc	8,616
1,447,509	*	Tokyo Electric Power Co, Inc	6,017
5,470,967		Tokyo Gas Co Ltd	31,958
158,523		Torrent Power Ltd	421
2,002,000	*	Towngas China Co Ltd	2,357
185,120		Tractebel Energia S.A.	2,765
371,515	e	TransAlta Corp	4,554
49,300		TransAlta Renewables, Inc	540
106,800		Transmissora Alianca de Energia Eletrica S.A.	962
503,962		UGI Corp	25,450
256,610		UIL Holdings Corp	9,933
699,482		United Utilities Group plc	10,555
62,150		Unitil Corp	2,103
157,035		UNS Energy Corp	9,486
17,878		VA Tech Wabag Ltd	389
44,100	e	Valener, Inc	653
200,306		Vectren Corp	8,513
1,178,197	*	Veolia Environnement	22,445
361,842	e	Westar Energy, Inc	13,819
194,935		WGL Holdings, Inc	8,402
258,054	e	Wisconsin Energy Corp	12,108
1,167,965		Xcel Energy, Inc	37,643
1,501,800	e	Xinao Gas Holdings Ltd	10,784
4,770		YESCO Co Ltd	177
43,930		York Water Co	915
9,195,582		YTL Corp BHD	4,643
3,465,133	*	YTL Power International BHD	1,586
16,000		Zespol Elektrowni Patnow Adamow Konin S.A.	137
538,737	*	Zorlu Enerji Elektrik Uretim AS	293
		TOTAL UTILITIES	3,799,410
		TOTAL COMMON STOCKS	128,487,721
		(Cost $106,695,991)
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
PURCHASED OPTIONS - 0.0%
FOOD & STAPLES RETAILING - 0.0%
4,000		Walgreen Co	$5
		TOTAL FOOD & STAPLES RETAILING	5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
400		First Solar, Inc	1
3,000		Micron Technology, Inc	5
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6
		TOTAL PURCHASED OPTIONS	11
		(Cost $12)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,009,427	*	ITAUSA Investimentos Itau PR	19,702
		TOTAL BANKS	19,702
CAPITAL GOODS - 0.0%
13,633		Villeroy & Boch AG	270
		TOTAL CAPITAL GOODS	270
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,607
		TOTAL DIVERSIFIED FINANCIALS	1,607
MEDIA - 0.0%
10,281,201	*	Zee Entertainment Enterprises Ltd	130
		TOTAL MEDIA	130
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	20
		TOTAL REAL ESTATE	20
		TOTAL PREFERRED STOCKS	21,729
		(Cost $24,732)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
13,932		Peugeot S.A.	31
		TOTAL AUTOMOBILES & COMPONENTS	31

BANKS - 0.0%
414,882	e	Banca Popolare dell’Emilia Romagna SC	354
196,384	e,m	Banca Popolare di Sondrio SCARL	0	^
95,214		Banco Panamericano S.A.	1
81,097	m	BS Financial Group, Inc	105
2,150,678		Piraeus Bank S.A.	2,886
282,316		Public Bank BHD	484
		TOTAL BANKS	3,830

CAPITAL GOODS - 0.0%
6,428	m	Jusung Engineering Co Ltd	1
82,398	m	Mota-Engil Africa	45
		TOTAL CAPITAL GOODS	46
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 0.0%
375,999		TIH Ltd	$8
		TOTAL DIVERSIFIED FINANCIALS	8

ENERGY - 0.0%
64,082	m	Magnum Hunter Resources Corp	0	^
2,186,391		Repsol S.A.	1,488
		TOTAL ENERGY	1,488

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
197,908	*	Community Health Systems, Inc	13
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13

MATERIALS - 0.0%
424,684	e	Acerinox S.A.	258
121,569		Empresas CMPC S.A.	26
1,558	*	Kinross Gold Corp	0	^
		TOTAL MATERIALS	284

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
13,858		Cubist Pharmaceuticals, Inc	2
925,543	e	Paion AG.	158
228,016	m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	190

REAL ESTATE - 0.0%
14,104		Africa Israel Investments Ltd	1
4,761,352	m	BGP Holdings plc	0	^
595,188	e,m	Citycon Oyj	3
259,050	e	Sun Hung Kai Properties Ltd	338
555		Tejon Ranch Co	2
		TOTAL REAL ESTATE	344

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
186,140	e	SOITEC	51
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	51

SOFTWARE & SERVICES - 0.0%
52,450		B2W Cia Digital	46
		TOTAL SOFTWARE & SERVICES	46

TELECOMMUNICATION SERVICES - 0.0%
321,587	m	HKT Trust and HKT Ltd	95
196,024	m	Leap Wireless International, Inc	494
		TOTAL TELECOMMUNICATION SERVICES	589

TRANSPORTATION - 0.0%
2,113,569	m	Cia Sud Americana de Vapores S.A.	0	^
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
3,962	m	Gol Linhas Aereas Inteligentes S.A.			$0	^
		TOTAL TRANSPORTATION			0	^

		TOTAL RIGHTS / WARRANTS			6,920
		(Cost $4,094)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.4%
GOVERNMENT AGENCY DEBT - 0.1%
$20,000,000		Federal Home Loan Bank (FHLB)	0.065%	07/31/14	19,999
89,300,000		FHLB	0.075	09/19/14	89,292
12,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.090	09/24/14	11,999
		TOTAL GOVERNMENT AGENCY DEBT			121,290

TREASURY DEBT - 0.4%
4,000,000		United States Treasury Bill	0.101-0.103	07/24/14	4,000
2,700,000		United States Treasury Bill	0.065	08/14/14	2,700
3,000,000		United States Treasury Bill	0.060	08/21/14	3,000
100,000,000		United States Treasury Bill	0.041	11/06/14	99,984
14,000,000		United States Treasury Bill	0.056	12/18/14	13,997
91,000,000		United States Treasury Bill	0.095	05/28/15	90,922
169,000,000		United States Treasury Bill	0.096-0.101	06/25/15	168,823
98,000,000		United States Treasury Note	2.125	05/31/15	99,776
		TOTAL TREASURY DEBT			483,202

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
CERTIFICATE OF DEPOSIT - 0.6%
275,000,000		Bank of Montreal	0.030	07/01/14	275,000
275,000,000		CIBC Bank and Trust Co	0.010	07/01/14	275,000
275,000,000		National Australia Bank Ltd	0.030	07/01/14	275,000
		TOTAL CERTIFICATE OF DEPOSIT			825,000

REPURCHASE AGREEMENT - 2.9%
500,000,000	n	Barclays	0.070	07/01/14	500,000
150,000,000	o	Barclays	0.060	07/03/14	150,000
175,000,000	p	BNP	0.050	07/01/14	175,000
90,000,000	q	BNP	0.070	07/01/14	90,000
235,000,000	r	Calyon	0.070	07/01/14	235,000
422,000,000	s	Calyon	0.080	07/01/14	422,000
50,000,000	t	CSFB	0.060	07/01/14	50,000
700,000,000	u	HSBC	0.060	07/03/14	700,000
65,000,000	v	JP Morgan Chase	0.090	07/01/14	65,000
200,000,000	w	Merrill Lynch	0.050	07/01/14	200,000
100,000,000	x	Merrill Lynch	0.010	07/01/14	100,000
1,000,000,000	y	Royal Bank of Scotland	0.060	07/02/14	1,000,000
100,000,000	aa	Societe Generale	0.100	07/01/14	100,000
		TOTAL REPURCHASE AGREEMENT			3,787,000

TREASURY DEBT - 0.2%
100,000,000		United States Treasury Bill	0.103-0.108	08/14/14	99,987
100,000,000		United States Treasury Bill	0.079	09/25/14	99,993
		TOTAL TREASURY DEBT			199,980
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
VARIABLE RATE SECURITIES - 0.2%
$9,357,349	i	Granite Master Issuer plc 2006	0.031%	12/20/50	$9,292
7,398,834	i	Granite Master Issuer plc 2007	0.020	12/20/50	7,340
4,450,870	i	Medallion Trust 2005	0.030	08/22/36	4,443
1,061,067	i	Nelnet Student Loan Trust 2007	0.483	09/25/18	1,061
7,881,250	i	Puma Finance Ltd	0.027	02/21/38	7,792
170,000,000	i	SLM Student Loan Trust 2007	0.118	01/25/19	168,538
13,935,258	i	SLM Student Loan Trust 2008	0.579	10/25/16	13,935
		TOTAL VARIABLE RATE SECURITIES			212,401

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,024,381

		TOTAL SHORT-TERM INVESTMENTS			5,628,873
		(Cost $5,629,833)
		TOTAL INVESTMENTS - 103.8%			134,146,066
		(Cost $112,355,501)
		OTHER ASSETS & LIABILITIES, NET - (3.8)%			(4,864,195)
		NET ASSETS - 100.0%			$129,281,871

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,741,726,000.
f	Restricted security. At 06/30/2014, the aggregate value of these securities amounted to $250,000 or 0.0% of net assets.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2014 the aggregate value of these securities was $6,724,000, or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.07% dated 6/30/14 to be repurchased at $500,001,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $520,028,000.
o	Agreement with Barclays, 0.06% dated 6/30/14 to be repurchased at $150,002,000 on 7/3/14, collateralized by U.S. Government Agency Securities valued at $153,000,000.
p	Agreement with BNP, 0.05% dated 6/30/14 to be repurchased at $175,002,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $179,086,000.
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

q	Agreement with BNP, 0.07% dated 6/30/14 to be repurchased at $90,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $91,800,000.
r	Agreement with Calyon, 0.07% dated 6/30/14 to be repurchased at $235,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $239,700,000.
s	Agreement with Calyon, 0.08% dated 6/30/14 to be repurchased at $422,001,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $430,440,000.
t	Agreement with CSFB, 0.06% dated 6/30/14 to be repurchased at $50,530,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $51,003,000.
u	Agreement with HSBC, 0.06% dated 6/30/14 to be repurchased at $700,001,000 on 7/3/14, collateralized by U.S. Government Agency Securities valued at $714,001,000.
v	Agreement with JP Morgan Chase, 0.09% dated 6/30/14 to be repurchased at $65,002,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $66,302,000.
w	Agreement with Merrill Lynch, 0.05% dated 6/30/14 to be repurchased at $200,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $204,000,000.
x	Agreement with Merrill Lynch, 0.01% dated 6/30/14 to be repurchased at $100,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $102,000,000.
y	Agreement with Royal Bank of Scotland, 0.06% dated 6/30/14 to be repurchased at $1,000,004,000 on 7/2/14, collateralized by U.S. Government Agency Securities valued at $1,020,005,000.
aa	Agreement with Societe Generale, 0.10% dated 6/30/14 to be repurchased at $100,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $102,000,000.
z	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

Cost amounts are in thousands.
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2014

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$94,542,106	70.6%
TOTAL DOMESTIC	94,542,106	70.6

FOREIGN

AUSTRALIA	1,653,886	1.2
AUSTRIA	163,368	0.1
BAHAMAS	218	0.0
BELGIUM	277,815	0.2
BERMUDA	79,618	0.1
BRAZIL	845,825	0.6
CANADA	3,055,848	2.3
CAYMAN ISLANDS	3,260	0.0
CHILE	120,910	0.1
CHINA	1,554,484	1.2
COLOMBIA	85,400	0.1
CYPRUS	137	0.0
CZECH REPUBLIC	22,482	0.0
DENMARK	427,490	0.3
EGYPT	29,068	0.0
FAROE ISLANDS	975	0.0
FINLAND	285,194	0.2
FRANCE	3,057,410	2.3
GEORGIA	3,933	0.0
GERMANY	2,277,552	1.7
GIBRALTAR	1,351	0.0
GREECE	230,483	0.2
HONG KONG	992,084	0.7
HUNGARY	10,998	0.0
INDIA	743,845	0.6
INDONESIA	215,506	0.2
IRELAND	418,591	0.3
ISLE OF MAN	7,655	0.0
ISRAEL	142,863	0.1
ITALY	735,453	0.6
JAPAN	5,676,671	4.2
JERSEY, C.I.	23,126	0.0
KOREA, REPUBLIC OF	1,298,505	1.0
LUXEMBOURG	34,158	0.0
MACAU	24,608	0.0
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
MALAYSIA	$299,033	0.2%
MALTA	189	0.0
MEXICO	420,495	0.3
MONACO	4,784	0.0
NETHERLANDS	1,366,517	1.0
NEW ZEALAND	100,752	0.1
NORWAY	247,131	0.2
PANAMA	24,741	0.0
PERU	26,268	0.0
PHILIPPINES	121,953	0.1
POLAND	136,534	0.1
PORTUGAL	91,124	0.1
PUERTO RICO	15,848	0.0
QATAR	26,877	0.0
ROMANIA	1,073	0.0
RUSSIA	376,008	0.3
SINGAPORE	522,847	0.4
SOUTH AFRICA	606,647	0.5
SPAIN	604,688	0.5
SRI LANKA	1,858	0.0
SWEDEN	864,480	0.6
SWITZERLAND	2,333,630	1.7
TAIWAN	1,178,797	0.8
THAILAND	225,103	0.2
TURKEY	152,314	0.1
UKRAINE	808	0.0
UNITED ARAB EMIRATES	49,733	0.0
UNITED KINGDOM	5,298,177	3.9
VIETNAM	1,577	0.0
VIRGIN ISLANDS, U.S.	3,204	0.0
TOTAL FOREIGN	39,603,960	29.4

TOTAL PORTFOLIO	$134,146,066	100.0%
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.5%

AUSTRALIA - 2.1%
159,111		AGL Energy Ltd	$2,324
50,682	e	ALS Ltd	423
911,114	*	Alumina Ltd	1,164
487,902		Amcor Ltd	4,799
1,002,469		AMP Ltd	5,011
108,889	e	APA Group	708
247,435		Asciano Group	1,315
1,204,794		Australia & New Zealand Banking Group Ltd	37,884
56,292		Australian Stock Exchange Ltd	1,892
45,640		Bank of Queensland Ltd	524
55,987		Bendigo Bank Ltd	644
2,180,002		BHP Billiton Ltd	74,348
126,480	*	BlueScope Steel Ltd	648
102,822		Boral Ltd	509
423,174		Brambles Ltd	3,666
17,737		Caltex Australia Ltd	361
278,987	e	CFS Gandel Retail Trust	536
1,000,000		Challenger Financial Services Group Ltd	7,015
180,175		Coca-Cola Amatil Ltd	1,609
7,567	e	Cochlear Ltd	441
421,635		Commonwealth Bank of Australia	32,157
147,074		Computershare Ltd	1,731
411,960		Crown Ltd	5,872
145,898		CSL Ltd	9,158
799,457	e	David Jones Ltd	2,971
679,381		DB RREEF Trust	711
71,811		DuluxGroup Ltd	384
5,686,080		Echo Entertainment Group Ltd	16,825
184,209		Federation Centres	432
77,153	e	Flight Centre Ltd	3,233
204,539	e	Fortescue Metals Group Ltd	845
224,106		GPT Group (ASE)	812
68,235	e	Harvey Norman Holdings Ltd	199
55,498		Iluka Resources Ltd	426
313,731		Incitec Pivot Ltd	858
654,459		Insurance Australia Group Ltd	3,605
2,993,669		John Fairfax Holdings Ltd	2,552
46,765	e	Leighton Holdings Ltd	868
191,529		Lend Lease Corp Ltd	2,368
228,050	e	Macquarie Goodman Group	1,086
114,178		Macquarie Group Ltd	6,423
115,921		Metcash Ltd	289
1,158,521		Mirvac Group	1,950
1,064,025		National Australia Bank Ltd	32,888
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
486,562	*	Newcrest Mining Ltd	$4,887
321,889		OneSteel Ltd	242
115,770		Orica Ltd	2,126
371,444		Origin Energy Ltd	5,120
328,034		Orora Ltd	440
72,671		Oxiana Ltd	280
151,507	*	Qantas Airways Ltd	180
462,976		QBE Insurance Group Ltd	4,742
273,120		QR National Ltd	1,283
17,286		Ramsay Health Care Ltd	742
6,957		REA Group Ltd	280
43,305	*	Recall Holdings Ltd	195
197,015		Rio Tinto Ltd	11,053
292,624		Santos Ltd	3,937
3,728,175	*	Scentre Group	11,250
42,776		Seek Ltd	640
39,943		Shopping Centres Australasia Property Group	65
49,953		Sonic Healthcare Ltd	817
224,393		SP AusNet	281
815,869	e	Stockland Trust Group	2,984
454,356		Suncorp-Metway Ltd	5,802
214,991		Sydney Airport	855
98,305		Tabcorp Holdings Ltd	311
186,259		Tattersall’s Ltd	574
1,571,228		Telstra Corp Ltd	7,719
252,363		Toll Holdings Ltd	1,215
24,671		TPG Telecom Ltd	128
411,641		Transurban Group	2,868
84,680		Treasury Wine Estates Ltd	400
372,015		Wesfarmers Ltd	14,680
1,996,682		Westfield Corp	13,462
749,066		Westpac Banking Corp	23,960
214,748		Woodside Petroleum Ltd	8,326
364,809		Woolworths Ltd	12,114
41,574		WorleyParsons Ltd	682
		TOTAL AUSTRALIA	419,104

AUSTRIA - 0.2%
102,870		Andritz AG.	5,944
27,954		Erste Bank der Oesterreichischen Sparkassen AG.	904
65,989	*,m	Immoeast AG.	0	^
102,075		Immofinanz Immobilien Anlagen AG.	361
170,000		Oesterreichische Post AG.	8,444
15,415		OMV AG.	696
524,183		Raiffeisen International Bank Holding AG.	16,711
26,988		Telekom Austria AG.	264
12,030	e	Voestalpine AG.	573
4,012		Wiener Staedtische Allgemeine Versicherung AG.	215
		TOTAL AUSTRIA	34,112

BELGIUM - 0.6%
23,739		Ageas	947
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
230,254		Anheuser-Busch InBev NV (ADR)	$26,465
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
534,721		Arseus NV	30,604
15,900		Belgacom S.A.	528
8,041		Colruyt S.A.	408
10,966	e	Delhaize Group	742
8,403		Groupe Bruxelles Lambert S.A.	873
477	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
199,812		InBev NV	22,959
26,523	*	KBC Groep NV	1,443
6,287		Solvay S.A.	1,082
5,629	*	Telenet Group Holding NV	321
264,692		UCB S.A.	22,394
11,934		Umicore	555
		TOTAL BELGIUM	109,321

BERMUDA - 0.0%
55,000		Teekay Corp	3,424
		TOTAL BERMUDA	3,424

BRAZIL - 0.1%
244,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,406
		TOTAL BRAZIL	11,406

CANADA - 3.9%
30,620		Agnico-Eagle Mines Ltd	1,173
36,497	e	Agrium, Inc (Toronto)	3,343
898,458		Alimentation Couche Tard, Inc	24,612
22,101	e	AltaGas Income Trust	1,017
290,748	e	ARC Energy Trust	8,853
33,306		Atco Ltd	1,614
56,189	*	Athabasca Oil Corp	403
249,000		Bank of Montreal (Toronto)	18,337
410,253	e	Bank of Nova Scotia	27,351
556,335		Barrick Gold Corp (Canada)	10,188
76,542	e	Baytex Energy Trust	3,533
195,095	e	BCE, Inc	8,849
52,048	e	Bell Aliant Regional Communications Income Fund	1,360
27,443	*,e	Blackberry Ltd (New)	281
738,322	e	Bombardier, Inc	2,609
166,344	e	Brookfield Asset Management, Inc	7,328
146,322		CAE, Inc	1,914
213,295	e	Cameco Corp (Toronto)	4,184
157,427	e	Canadian Imperial Bank of Commerce/Canada	14,326
695,802		Canadian National Railway Co	45,254
636,686		Canadian Natural Resources Ltd (Canada)	29,255
234,354	e	Canadian Oil Sands Trust	5,311
126,466	e	Canadian Pacific Railway Ltd (Toronto)	22,911
61,148		Canadian Tire Corp Ltd	5,866
22,156		Canadian Utilities Ltd	831
200,000	*	Canfor Corp	4,378
390,000	*	Celestica, Inc	4,905
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
225,347		Cenovus Energy, Inc (Toronto)	$7,305
120,019	*	CGI Group, Inc	4,254
47,026	e	CI Financial Corp	1,545
111,411	e	Crescent Point Energy Corp	4,938
196,482		Dollarama, Inc	16,176
404,474		Eldorado Gold Corp	3,093
8,620		Empire Co Ltd	586
263,046	e	Enbridge, Inc	12,481
321,695		EnCana Corp	7,621
31,421	e	Enerplus Resources Fund	792
4,184		Fairfax Financial Holdings Ltd	1,985
107,694		Finning International, Inc	3,012
47,007		First Capital Realty, Inc	820
195,316		First Quantum Minerals Ltd	4,177
58,182		Fortis, Inc	1,770
81,060		Franco-Nevada Corp	4,653
9,091		George Weston Ltd	671
38,263		Gildan Activewear, Inc	2,254
345,469		Goldcorp, Inc	9,642
141,327	e	Great-West Lifeco, Inc	3,997
86,215		H&R Real Estate Investment Trust	1,871
162,535	e	Husky Energy, Inc	5,249
53,893	e	IGM Financial, Inc	2,580
132,775	e	Imperial Oil Ltd	6,997
54,697	e	Industrial Alliance Insurance and Financial Services, Inc	2,397
26,052	e	ING Canada, Inc	1,796
53,251	e	Inter Pipeline Ltd	1,653
100,675	e	Keyera Facilities Income Fund	7,417
584,048	*	Kinross Gold Corp	2,419
130,000		Linamar Corp	7,669
45,664		Loblaw Cos Ltd	2,038
92,405		Magna International, Inc (Class A)	9,947
80,000		Magna International, Inc (Class A) (NY)	8,620
622,734		Manulife Financial Corp	12,378
24,621	*	MEG Energy Corp	897
141,970		Methanex Corp	8,777
121,255	e	Metro, Inc	7,497
147,722	e	National Bank of Canada	6,266
267,986	*	New Gold, Inc	1,700
20,185		Onex Corp	1,249
155,836		Open Text Corp	7,477
91,856	e	Pembina Pipeline Income Fund	3,952
129,845	e	Pengrowth Energy Trust	931
107,743	e	Penn West Energy Trust	1,052
620,130	e	Peyto Energy Trust	23,427
342,564	e	Potash Corp of Saskatchewan (Toronto)	13,028
180,273	e	Power Corp Of Canada	5,009
120,115	e	Power Financial Corp	3,738
88,495		RioCan Real Estate Investment Trust	2,265
95,762	e	Rogers Communications, Inc (Class B)	3,854
602,633		Royal Bank of Canada (Toronto)	43,080
63,730		Saputo, Inc	3,818
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
82,517	e	Shaw Communications, Inc (B Shares)	$2,116
67,575		Silver Wheaton Corp	1,778
26,557	e	SNC-Lavalin Group, Inc	1,397
177,989		Sun Life Financial, Inc	6,542
1,004,355		Suncor Energy, Inc	42,827
726,458		Talisman Energy, Inc (Toronto)	7,680
139,902		Teck Cominco Ltd	3,194
110,707		TELUS Corp	4,126
76,024		Tim Hortons, Inc (Toronto)	4,159
1,429,523		Toronto-Dominion Bank	73,589
259,139	*	Tourmaline Oil Corp	13,663
155,212	e	TransAlta Corp	1,903
430,404	e	TransCanada Corp	20,543
360,365	e	TransForce, Inc	8,298
362,872	*	Turquoise Hill Resources Ltd	1,214
55,160	e	Vermilion Energy Trust	3,838
180,000		Westjet Airlines Ltd	4,420
131,076	e	Yamana Gold, Inc	1,079
		TOTAL CANADA	765,172

CHINA - 0.9%
8,651	*,e	58.COM, Inc (ADR)	468
2,712,000	e	Agile Property Holdings Ltd	1,911
794,000		Agricultural Bank of China	350
1,500,000	e	Anhui Conch Cement Co Ltd	5,145
2,708,700		Bank of Communications Co Ltd	1,870
2,312,853		BOC Hong Kong Holdings Ltd	6,700
1,122,000		China Aoyuan Property Group Ltd	161
14,266,800		China Everbright International Ltd	20,377
4,100,000	e	China Medical System Holdings Ltd	5,020
1,119,500		China Merchants Bank Co Ltd	2,207
3,875,000	*,e	China Modern Dairy Holdings	1,522
12,000,000		China Railway Group Ltd	5,866
900	e	China South Locomotive and Rolling Stock Corp	1
2,738,000		China State Construction International Holdings Ltd	4,802
7,000,000	e	Chongqing Rural Commercial Bank	3,234
203,000		CNOOC Ltd	365
5,121,000	e	Dah Chong Hong Holdings Ltd	3,062
5,142,000	e	Golden Eagle Retail Group Ltd	6,242
1,450,000		Great Wall Motor Co Ltd	5,392
2,250,000	e	Guangzhou R&F Properties Co Ltd	2,779
10,000,000	e	Huadian Fuxin Energy Corp Ltd	5,240
15,000,000		Huadian Power International Co	9,083
16,910,000		Huaneng Renewables Corp Ltd	5,584
8,556,000		Industrial & Commercial Bank of China	5,410
619,163	*	JD.com, Inc (ADR)	17,652
204,600	*,e	Jumei International Holding Ltd (ADR)	5,565
12,008,500		KWG Property Holding Ltd	6,863
1,471,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	5,485
2,355,911		Sino-Ocean Land Holdings Ltd	1,195
9,000,000		Sinotrans Ltd	5,841
1,708,500		Tencent Holdings Ltd	25,991
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
950,000	e	Xinao Gas Holdings Ltd	$6,822
248,749	e	Yangzijiang Shipbuilding	216
3,057,000	e	Yanlord Land Group Ltd	2,735
		TOTAL CHINA	181,156

COLOMBIA - 0.0%
178,172		Pacific Rubiales Energy Corp (Toronto)	3,620
		TOTAL COLOMBIA	3,620

DENMARK - 0.6%
291		AP Moller - Maersk AS (Class A)	685
704		AP Moller - Maersk AS (Class B)	1,750
11,218		Carlsberg AS (Class B)	1,208
203,300		Christian Hansen Holding	8,562
11,811		Coloplast AS	1,069
69,994		Danske Bank AS	1,979
19,390		DSV AS	632
300,000		GN Store Nord	8,598
80,000	e	H Lundbeck AS	1,969
1,204,318		Novo Nordisk AS	55,583
24,996		Novozymes AS	1,254
86,809		Pandora AS	6,662
785,497		TDC AS	8,125
300,000	*	Topdanmark AS	9,129
2,316		TrygVesta AS	234
13,385	*	Vestas Wind Systems AS	675
2,603	*	William Demant Holding	236
		TOTAL DENMARK	108,350

FINLAND - 0.4%
14,493		Elisa Oyj (Series A)	443
46,507		Fortum Oyj	1,249
33,305		Kone Oyj (Class B)	1,389
12,703		Metso Oyj	481
13,287		Neste Oil Oyj	259
1,630,000	*	Nokia Corp	12,323
5,649,191	*,e	Nokia Oyj	42,746
12,419		Nokian Renkaat Oyj	484
406,416		OKO Bank (Class A)	8,848
10,337		Orion Oyj (Class B)	385
309,281		Sampo Oyj (A Shares)	15,635
57,162		Stora Enso Oyj (R Shares)	556
55,445		UPM-Kymmene Oyj	947
17,202		Wartsila Oyj (B Shares)	853
		TOTAL FINLAND	86,598

FRANCE - 4.1%
380,737		Accor S.A.	19,789
3,107		Aeroports de Paris	410
36,491		Air Liquide	4,931
296,080	*	Alcatel S.A.	1,064
594,900		Alcatel-Lucent (ADR)	2,118
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
318,986		Alstom RGPT	$11,585
6,406		Arkema	622
280,612		Atos Origin S.A.	23,372
190,751		AXA S.A.	4,558
1,130,868		BNP Paribas	76,852
281		Bollore	182
179,942		Bouygues S.A.	7,487
23,319		Bureau Veritas S.A.	648
15,422		Cap Gemini S.A.	1,101
64,826		Carrefour S.A.	2,390
5,828		Casino Guichard Perrachon S.A.	773
1	*	CGG (ADR)	0	^
5,699		Christian Dior S.A.	1,135
17,579		CNP Assurances	365
513,458		Compagnie de Saint-Gobain	28,970
7,370	*,e	Compagnie Generale de Geophysique S.A.	104
106,244		Credit Agricole S.A.	1,500
6,664		Dassault Systemes S.A.	857
610,038		Edenred	18,499
428,789		Electricite de France	13,502
21,887		Essilor International S.A.	2,319
3,746		Eurazeo	312
796,082		European Aeronautic Defence and Space Co	53,376
15,728		Eutelsat Communications	547
586,229		Faurecia	22,121
2,809		Fonciere Des Regions	305
197,614		France Telecom S.A.	3,127
678,301	*	GameLoft	6,261
297,421		Gaz de France	8,194
2,303		Gecina S.A.	336
60,294		Groupe Danone	4,483
55,155		Groupe Eurotunnel S.A.	746
3,945	e	Icade	423
2,764		Iliad S.A.	835
3,678	e	Imerys S.A.	310
735,546		JC Decaux S.A.	27,472
10,939		Klepierre	557
312,987	e	Lafarge S.A.	27,217
12,485		Lagardere S.C.A.	407
27,819		Legrand S.A.	1,704
136,606		L’Oreal S.A.	23,521
65,146		LVMH Moet Hennessy Louis Vuitton S.A.	12,571
19,723		Michelin (C.G.D.E.) (Class B)	2,355
98,460		Natixis	632
22,683		Pernod-Ricard S.A.	2,725
24,515	*	Peugeot S.A.	363
8,047		PPR	1,765
18,923		Publicis Groupe S.A.	1,604
2,758		Remy Cointreau S.A.	254
391,483		Renault S.A.	35,388
1,241,816		Rexel S.A.	29,043
28,278		Safran S.A.	1,851
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
673,656		Sanofi-Aventis	$71,603
56,610		Schneider Electric S.A.	5,338
156,424		SCOR	5,386
2,987		Societe BIC S.A.	409
561,217		Societe Generale	29,432
9,894		Sodexho Alliance S.A.	1,065
289,622		Suez Environnement S.A.	5,540
10,857		Technip S.A.	1,186
314,852		Teleperformance	19,288
69,705		Thales S.A.	4,215
1,470,055		Total S.A.	106,358
10,424		Unibail-Rodamco	3,033
157,805		Valeo S.A.	21,173
11,467		Vallourec	514
41,237	*	Veolia Environnement	786
50,621		Vinci S.A.	3,784
1,196,059		Vivendi Universal S.A.	29,269
3,378		Wendel	484
18,512		Zodiac S.A.	627
		TOTAL FRANCE	805,428

GERMANY - 3.5%
22,426		Adidas-Salomon AG.	2,268
505,155		Allianz AG.	84,317
4,290		Axel Springer AG.	264
96,855		BASF AG.	11,266
625,354		Bayer AG.	88,221
120,392		Bayerische Motoren Werke AG.	15,245
3,035		Bayerische Motoren Werke AG. (Preference)	291
699,515		Beiersdorf AG.	67,605
5,280		Brenntag AG.	943
7,180	*	Celesio AG.	255
103,397	*	Commerzbank AG.	1,621
159,476		Continental AG.	36,873
764,025		Daimler AG. (Registered)	71,371
136,511		Deutsche Bank AG.	4,798
20,311		Deutsche Boerse AG.	1,575
23,630		Deutsche Lufthansa AG.	507
1,552,484		Deutsche Post AG.	56,037
318,844		Deutsche Telekom AG.	5,592
30,958		Deutsche Wohnen AG.	667
65,000		Duerr AG.	5,755
200,679		E.ON AG.	4,137
3,865		Fraport AG. Frankfurt Airport Services Worldwide	273
180,000		Freenet AG.	5,716
22,897		Fresenius Medical Care AG.	1,540
13,325		Fresenius SE	1,987
7,384		Fuchs Petrolub AG. (Preference)	333
19,098		GEA Group AG.	903
76,191		Hannover Rueckversicherung AG.	6,861
15,048		HeidelbergCement AG.	1,282
13,181		Henkel KGaA	1,326
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
19,079		Henkel KGaA (Preference)	$2,204
2,969		Hochtief AG.	257
3,092		Hugo Boss AG.	462
117,361		Infineon Technologies AG.	1,465
18,418		K&S AG.	605
2,437		Kabel Deutschland Holding AG.	357
118,972		Lanxess AG.	8,024
19,564		Linde AG.	4,157
3,781		MAN AG.	467
13,534		Merck KGaA	1,174
15,282	*	Metro AG.	665
101,156	*	Morphosys AG.	9,464
49,053		Muenchener Rueckver AG.	10,863
298,409	*	Osram Licht AG.	15,028
16,280		Porsche AG.	1,693
582,388	*	Premiere AG.	5,366
687,463	e	ProSiebenSat. Media AG.	30,598
190,028		RTL Group	21,092
51,564		RWE AG.	2,211
897		RWE AG. (Preference)	30
115,597		SAP AG.	8,907
307,102		Siemens AG.	40,548
3,782	e	Suedzucker AG.	76
30,745		Telefonica Deutschland Holding AG.	254
48,625	*	ThyssenKrupp AG.	1,415
12,383		United Internet AG.	544
69,463		Volkswagen AG.	17,915
14,962		Volkswagen AG. (Preference)	3,919
300,046		Wirecard AG.	12,940
		TOTAL GERMANY	682,529

GREECE - 0.2%
3,272,084	*	National Bank of Greece S.A.	11,900
381,000		OPAP S.A.	6,774
8,817,400	*	Piraeus Bank S.A.	19,529
		TOTAL GREECE	38,203

HONG KONG - 1.2%
7,548,558		AIA Group Ltd	37,929
30,918	e	ASM Pacific Technology	338
167,863		Bank of East Asia Ltd	696
154,431		Cathay Pacific Airways Ltd	289
612,787		Cheung Kong Holdings Ltd	10,872
79,723		Cheung Kong Infrastructure Holdings Ltd	551
4,734,000		China Gas Holdings Ltd	9,823
1,300,255	*	China New Town Development Co Ltd	81
625,000		Chow Sang Sang Holding	1,564
574,954		CLP Holdings Ltd	4,723
1,370,331		Esprit Holdings Ltd	1,945
309,463		First Pacific Co	345
293,803	*	Galaxy Entertainment Group Ltd	2,348
209,000	*	Glorious Property Holdings Ltd	29
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,811,517		Hang Lung Group Ltd	$9,807
5,677,803		Hang Lung Properties Ltd	17,509
392,872		Hang Seng Bank Ltd	6,415
448,545		Henderson Land Development Co Ltd	2,625
296,933	e	HKT Trust and HKT Ltd	350
2,281,751		Hong Kong & China Gas Ltd	4,993
352,276		Hong Kong Electric Holdings Ltd	3,083
277,746	e	Hong Kong Exchanges and Clearing Ltd	5,178
26,000		Hopewell Holdings	91
788,913		Hutchison Whampoa Ltd	10,790
84,760		Hysan Development Co Ltd	397
18,590,000	*	Intime Retail Group Co Ltd	16,305
4,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	4,356
7,250		Kerry Logistics Network Ltd	11
1,561,948		Kerry Properties Ltd	5,460
1,837,027		Li & Fung Ltd	2,721
5,512,000		Lifestyle International Holdings Ltd	10,796
306,968		Link REIT	1,653
495,521		MTR Corp	1,908
1,702,290		New World Development Co Ltd	1,938
561,802		Noble Group Ltd	618
197,347		NWS Holdings Ltd	366
545,256		PCCW Ltd	325
34,932,400	e	REXLot Holdings Ltd	4,106
1,001,100		Samsonite International	3,300
320,733		Sands China Ltd	2,421
2,770,286	*	Shanghai Real Estate Ltd	80
195,992		Shangri-La Asia Ltd	307
3,000,000		Shimao Property Holdings Ltd	5,511
396,122		Sino Land Co	652
257,611		SJM Holdings Ltd	645
1,308,873		Sun Hung Kai Properties Ltd	17,960
182,628		Swire Pacific Ltd (Class A)	2,248
221,200		Swire Properties Ltd	646
111,402		Techtronic Industries Co	357
1,808,701		Wharf Holdings Ltd	13,024
121,334		Wheelock & Co Ltd	507
4,500,000	e	Xinyi Glass Holdings Co Ltd	2,642
96,912		Yue Yuen Industrial Holdings	324
		TOTAL HONG KONG	233,958

INDIA - 0.5%
125,000		Coal India Ltd	801
2,006,779	*	DEN Networks Ltd	7,976
1,530,483	*	Dhanalakshmi Bank Ltd	1,403
5,555,116		DLF Ltd	19,882
110,200		Dr Reddy’s Laboratories Ltd	4,799
383,004	*	Hathway Cables and Datacom Pvt Ltd	2,017
350,000		HDFC Bank Ltd	4,785
332,666		Housing Development Finance Corp	5,492
35,000	*	ICICI Bank Ltd	826
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
38,021		ING Vysya Bank Ltd	$411
283,431		Jyothy Laboratories Ltd	809
454,322		LIC Housing Finance Ltd	2,474
410,000		Lupin Ltd	7,144
6,000		MRF Ltd	2,356
90,834		Prestige Estates Projects Ltd	346
1,371,039		Puravankara Projects Ltd	2,531
290,069		Reliance Industries Ltd	4,898
80,000		State Bank of India Ltd	3,574
800,000		Sun Pharmaceutical Industries Ltd	9,155
813,513	*	Sunteck Realty Ltd	4,863
17,158,227	*	Unitech Ltd	9,640
540,230		Yes Bank Ltd	4,862
3,190,700	*	Zee Entertainment Enterprises Ltd	3,164
		TOTAL INDIA	104,208

INDONESIA - 0.0%
41,374,500		PT Express Transindo Utama Tbk	4,433
		TOTAL INDONESIA	4,433

IRELAND - 1.0%
2,461,368	*	Bank of Ireland	831
1,298,958		CRH plc	33,276
6,125		CRH plc (Ireland)	157
60,000		DCC plc	3,679
4,032,262	*	Green REIT plc	6,791
4,159,400	*	Hibernia REIT plc	6,322
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
58,647		James Hardie Industries NV	765
325,851		Kerry Group plc (Class A)	24,473
14,350	*	Ryanair Holdings plc	136
472,595	*	Ryanair Holdings plc (ADR)	26,371
991,075		Shire Ltd	77,743
977,088		Smurfit Kappa Group plc	22,363
75,453		XL Capital Ltd	2,470
		TOTAL IRELAND	205,377

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	3,294
		TOTAL ISLE OF MAN	3,294

ISRAEL - 0.1%
111,269		Bank Hapoalim Ltd	643
139,412	*	Bank Leumi Le-Israel	543
200,052		Bezeq Israeli Telecommunication Corp Ltd	374
435		Delek Group Ltd	180
46,892		Israel Chemicals Ltd	402
290	*	Israel Corp Ltd	165
14,072		Mizrahi Tefahot Bank Ltd	182
6,552		Nice Systems Ltd	268
221,615	e	Plus500 Ltd	1,738
90,372		Teva Pharmaceutical Industries Ltd	4,747
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
195,146		Teva Pharmaceutical Industries Ltd (ADR)	$10,230
		TOTAL ISRAEL	19,472

ITALY - 1.1%
4,000,000		A2A S.p.A.	4,606
300,000		Ansaldo STS S.p.A.	3,205
124,828		Assicurazioni Generali S.p.A.	2,734
41,066		Autostrade S.p.A.	1,170
200,000		Azimut Holding S.p.A.	5,148
13,398,735		Banca Intesa S.p.A.	41,340
59,027		Banca Intesa S.p.A. RSP	157
235,774	*,e	Banca Monte dei Paschi di Siena S.p.A	457
92,180		Banche Popolari Unite Scpa	797
22,033	*	Banco Popolare SC	362
181,207		Enel Green Power S.p.A	513
4,459,468	e	Enel S.p.A.	25,939
653,570		ENI S.p.A.	17,875
119,865		Exor S.p.A.	4,917
94,596	*	Fiat S.p.A.	933
43,666	*	Finmeccanica S.p.A.	415
96,279		Fondiaria-Sai S.p.A	309
499,373	e	GTECH S.p.A.	12,201
396,455		Luxottica Group S.p.A.	22,957
4,046,537	*	Mediaset S.p.A.	19,708
2,632,783	*	Mediobanca S.p.A.	26,216
600,000		Mediolanum S.p.A.	4,621
17,934	e	Moncler S.p.A	297
25,351		Pirelli & C S.p.A.	406
22,246		Prysmian S.p.A.	502
27,983	*	Saipem S.p.A.	754
211,302		Snam Rete Gas S.p.A.	1,273
646,044		Telecom Italia RSP	639
1,064,108	*	Telecom Italia S.p.A.	1,347
159,140		Terna Rete Elettrica Nazionale S.p.A.	838
469,144		UniCredit S.p.A	3,923
304,209	*	Yoox S.p.A	8,203
		TOTAL ITALY	214,762

JAPAN - 7.5%
2,900		ABC-Mart, Inc	155
45,800	*,e	Acom Co Ltd	218
700		Activia Properties Inc	6,159
2,090		Advance Residence Investment Corp	5,284
17,343		Advantest Corp	215
219,809		Aeon Co Ltd	2,705
10,603		Aeon Credit Service Co Ltd	277
12,800		Aeon Mall Co Ltd	337
1,500		AEON REIT Investment Corp	1,972
18,000		Air Water, Inc	288
297,842		Aisin Seiki Co Ltd	11,856
69,529		Ajinomoto Co, Inc	1,090
4,957		Alfresa Holdings Corp	320
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
128,435	*,e	All Nippon Airways Co Ltd	$303
41,744		Amada Co Ltd	425
2,633,848		Aozora Bank Ltd	8,660
86,000	*,e	Aruze Corp	1,526
205,807		Asahi Breweries Ltd	6,463
118,773		Asahi Glass Co Ltd	700
667,134		Asahi Kasei Corp	5,107
18,400	*	Asics Corp	430
897,700		Astellas Pharma, Inc	11,805
37,105		Bank of Kyoto Ltd	338
411,971		Bank of Yokohama Ltd	2,373
8,153		Benesse Corp	354
543,804		Bridgestone Corp	19,046
27,585		Brother Industries Ltd	478
48,500		Calbee, Inc	1,337
260,797	e	Canon, Inc	8,523
26,223		Casio Computer Co Ltd	381
51,100		Central Japan Railway Co	7,294
273,323		Chiba Bank Ltd	1,930
123,100	*	Chiyoda Corp	1,492
75,266	*	Chubu Electric Power Co, Inc	935
81,158		Chugai Pharmaceutical Co Ltd	2,288
18,600		Chugoku Bank Ltd	286
34,753		Chugoku Electric Power Co, Inc	474
31,342		Citizen Watch Co Ltd	246
2,800	e	Coca-Cola West Japan Co Ltd	48
18,555	*	Credit Saison Co Ltd	386
1,200		Crescendo Investment Corp	1,032
66,076		Dai Nippon Printing Co Ltd	690
34,630		Daicel Chemical Industries Ltd	331
32,698		Daido Steel Co Ltd	167
262,290		Daihatsu Motor Co Ltd	4,668
99,500		Dai-ichi Mutual Life Insurance Co	1,483
76,997		Daiichi Sankyo Co Ltd	1,439
83,246		Daikin Industries Ltd	5,254
1,600,000		Dainippon Ink and Chemicals, Inc	4,266
18,263		Dainippon Sumitomo Pharma Co Ltd	210
18,511		Daito Trust Construction Co Ltd	2,177
255,556		Daiwa House Industry Co Ltd	5,298
507,300		Daiwa Securities Group, Inc	4,395
12,500	*,e	Dena Co Ltd	169
299,245		Denso Corp	14,295
24,955		Dentsu, Inc	1,016
6,400		Don Quijote Co Ltd	357
174,852		East Japan Railway Co	13,777
88,017		Eisai Co Ltd	3,694
40,493		Electric Power Development Co	1,314
6,944		FamilyMart Co Ltd	299
22,343		Fanuc Ltd	3,858
19,418		Fast Retailing Co Ltd	6,397
45,300		Fields Corp	671
1,215,822		Fuji Electric Holdings Co Ltd	5,769
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
724,942		Fuji Heavy Industries Ltd	$20,102
108,000		Fuji Television Network, Inc	1,878
487,584		Fujifilm Holdings Corp	13,609
2,352,091	*	Fujitsu Ltd	17,624
90,663		Fukuoka Financial Group, Inc	438
136,100		Glory Ltd	4,439
79,700	e	GMO Payment Gateway, Inc	3,014
11,200	e	Gree, Inc	98
43,700	e	GungHo Online Entertainment Inc	282
45,879		Gunma Bank Ltd	271
49,842		Hachijuni Bank Ltd	309
26,500		Hakuhodo DY Holdings, Inc	263
8,337		Hamamatsu Photonics KK	409
134,000		Hankyu Hanshin Holdings, Inc	765
700,000		Haseko Corp	5,633
1,100		Hikari Tsushin, Inc	83
89,682		Hino Motors Ltd	1,237
10,387		Hirose Electric Co Ltd	1,544
58,000		Hiroshima Bank Ltd	277
7,167		Hisamitsu Pharmaceutical Co, Inc	320
11,852		Hitachi Chemical Co Ltd	196
12,422	e	Hitachi Construction Machinery Co Ltd	248
22,500		Hitachi High-Technologies Corp	536
200,000		Hitachi Kokusai Electric, Inc	2,771
4,879,285		Hitachi Ltd	35,761
24,000		Hitachi Metals Ltd	366
8,500	*	Hokkaido Electric Power Co, Inc	66
132,000	*	Hokuhoku Financial Group, Inc	282
19,631		Hokuriku Electric Power Co	260
609,468		Honda Motor Co Ltd	21,267
821,553		Hoya Corp	27,315
158	*	Hulic Reit, Inc	251
13,066		Ibiden Co Ltd	264
3,052		Ichigo Real Estate Investment Corp	2,037
78,300		Idemitsu Kosan Co Ltd	1,700
17,200	*	Iida Group Holdings Co Ltd	261
100		Industrial & Infrastructure Fund Investment Corp	895
143,700		Infomart Corp	3,324
340,900		Inpex Holdings, Inc	5,186
172,581	*	Isetan Mitsukoshi Holdings Ltd	2,249
1,860,878	*	Ishikawajima-Harima Heavy Industries Co Ltd	8,674
139,169		Isuzu Motors Ltd	922
894,870		Itochu Corp	11,488
12,562		Itochu Techno-Science Corp	546
492,000	*	Iwatani International Corp	3,493
29,952		Iyo Bank Ltd	303
615,750		J Front Retailing Co Ltd	4,323
33,600	*	Japan Airlines Co Ltd	1,858
23,600	*	Japan Display, Inc	145
1,300		Japan Petroleum Exploration Co	54
280,200		Japan Pile Corp	2,480
87		Japan Prime Realty Investment Corp	312
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
139		Japan Real Estate Investment Corp	$810
753		Japan Retail Fund Investment Corp	1,694
15,000		Japan Steel Works Ltd	66
466,900		Japan Tobacco, Inc	17,024
57,404		JFE Holdings, Inc	1,187
75,978	*	JGC Corp	2,311
77,624		Joyo Bank Ltd	414
20,953		JSR Corp	360
423,803		JTEKT Corp	7,151
810,200		JX Holdings, Inc	4,336
97,372		Kajima Corp	431
16,900		Kakaku.com, Inc	296
412,252		Kamigumi Co Ltd	3,795
69,000		Kanamoto Co Ltd	2,752
33,900		Kaneka Corp	212
82,374	*	Kansai Electric Power Co, Inc	776
27,480		Kansai Paint Co Ltd	459
60,653		Kao Corp	2,389
566,212	*	Kawasaki Heavy Industries Ltd	2,158
208,600		KDDI Corp	12,727
168,622	e	Keihin Electric Express Railway Co Ltd	1,516
206,910		Keio Corp	1,627
32,426		Keisei Electric Railway Co Ltd	323
2,263		Kenedix Realty Investment Corp	12,319
13,005		Keyence Corp	5,687
17,795	*	Kikkoman Corp	371
6,000		Kinden Corp	58
395,914	*	Kintetsu Corp	1,443
98,349		Kirin Brewery Co Ltd	1,420
325,084	*	Kobe Steel Ltd	489
11,000		Koito Manufacturing Co Ltd	282
210,122		Komatsu Ltd	4,878
12,073		Konami Corp	267
56,013		Konica Minolta Holdings, Inc	554
899,258		Kubota Corp	12,761
40,074		Kuraray Co Ltd	508
12,545		Kurita Water Industries Ltd	291
111,300		Kyocera Corp	5,285
28,045	e	Kyowa Hakko Kogyo Co Ltd	380
50,084	*	Kyushu Electric Power Co, Inc	564
21,151		Lawson, Inc	1,588
374,723		LIXIL Group Corp	10,142
51,316		Mabuchi Motor Co Ltd	3,891
57,936		Makita Corp	3,581
974,172		Marubeni Corp	7,130
25,909		Marui Co Ltd	249
5,696		Maruichi Steel Tube Ltd	153
1,222,100		Matsui Securities Co Ltd	12,412
509,055		Matsushita Electric Industrial Co Ltd	6,171
4,587,950	*	Mazda Motor Corp	21,531
7,800	e	McDonald’s Holdings Co Japan Ltd	219
15,712		Mediceo Paltac Holdings Co Ltd	223
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
7,049		MEIJI Holdings Co Ltd	$467
628,264		Millea Holdings, Inc	20,679
19,300		Miraca Holdings, Inc	935
159,019		Mitsubishi Chemical Holdings Corp	705
433,295		Mitsubishi Corp	9,019
914,814		Mitsubishi Electric Corp	11,300
146,705		Mitsubishi Estate Co Ltd	3,624
302,160		Mitsubishi Gas Chemical Co, Inc	1,935
1,175,150		Mitsubishi Heavy Industries Ltd	7,340
15,262		Mitsubishi Logistics Corp	229
131,293		Mitsubishi Materials Corp	461
62,000		Mitsubishi Motors Corp	685
5,218,954		Mitsubishi UFJ Financial Group, Inc	32,038
61,900		Mitsubishi UFJ Lease & Finance Co Ltd	356
598,004		Mitsui & Co Ltd	9,587
1,013,087	e	Mitsui Chemicals, Inc	2,772
1,851,100	*	Mitsui Engineering & Shipbuilding Co Ltd	4,157
525,437		Mitsui Fudosan Co Ltd	17,733
1,994,499		Mitsui OSK Lines Ltd	7,430
256,507		Mitsui Sumitomo Insurance Group Holdings, Inc	6,199
1,375,918		Mitsui Trust Holdings, Inc	6,289
7,902,556		Mizuho Financial Group, Inc	16,244
110,000	e	Monex Beans Holdings, Inc	408
346,300	e	MonotaRO Co Ltd	9,569
186,820		Murata Manufacturing Co Ltd	17,520
12,700		Nabtesco Corp	281
49,000	*	Nagoya Railroad Co Ltd	195
20,606		Namco Bandai Holdings, Inc	483
297,615	*	NEC Corp	950
14,100		Nexon Co Ltd	135
427,200	e	Next Co Ltd	3,591
53,179		NGK Insulators Ltd	1,207
19,988		NGK Spark Plug Co Ltd	564
18,338		NHK Spring Co Ltd	172
73,900	e	Nidec Corp	4,545
785,100		Nihon Nohyaku Co Ltd	9,537
89,181		Nikon Corp	1,405
35,658	*	Nintendo Co Ltd	4,282
479		Nippon Building Fund, Inc	2,801
43,184		Nippon Electric Glass Co Ltd	252
97,441		Nippon Express Co Ltd	473
116,200		Nippon Kayaku Co Ltd	1,513
98,900		Nippon Konpo Unyu Soko Co Ltd	1,713
20,944	*	Nippon Meat Packers, Inc	409
20,000		Nippon Paint Co Ltd	423
2,627		Nippon ProLogis REIT, Inc	6,127
1,585,306		Nippon Steel Corp	5,079
277,630		Nippon Telegraph & Telephone Corp	17,304
560,308		Nippon Yusen Kabushiki Kaisha	1,616
31,000		Nishi-Nippon City Bank Ltd	76
1,304,743		Nissan Motor Co Ltd	12,355
24,200		Nisshin Seifun Group, Inc	289
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,835		Nissin Food Products Co Ltd	$351
242,400		Nissin Kogyo Co Ltd	4,812
8,100		Nitori Co Ltd	443
151,337		Nitto Denko Corp	7,089
38,800		NKSJ Holdings, Inc	1,045
11,251		NOK Corp	226
1,293,663		Nomura Holdings, Inc	9,163
13,974		Nomura Real Estate Holdings, Inc	265
16		Nomura Real Estate Office Fund, Inc	76
308,264		Nomura Research Institute Ltd	9,712
54,911		NSK Ltd	715
170,100		NTT Data Corp	6,541
551,700		NTT DoCoMo, Inc	9,418
12,900		NTT Urban Development Corp	145
75,259		Obayashi Corp	538
224,098	e	Odakyu Electric Railway Co Ltd	2,158
92,797		OJI Paper Co Ltd	382
263,100		Okabe Co Ltd	3,230
15,100		Okinawa Electric Power Co, Inc	538
486,500	*	Olympus Corp	16,739
74,002		Omron Corp	3,121
229,698		Ono Pharmaceutical Co Ltd	20,181
4,403		Oracle Corp Japan	193
77,317		Oriental Land Co Ltd	13,251
2,221,000	*	ORIX Corp	36,826
1,154,581		Osaka Gas Co Ltd	4,851
29,700		Osaka Securities Exchange Co Ltd	732
8,961		Otsuka Corp	435
154,400		Otsuka Holdings KK	4,788
92,400		Park24 Co Ltd	1,680
89,200		Rakuten, Inc	1,153
1,613,030	*	Resona Holdings, Inc	9,400
79,781		Ricoh Co Ltd	951
3,999		Rinnai Corp	386
20,324		Rohm Co Ltd	1,166
6,180		Sankyo Co Ltd	238
5,700	e	Sanrio Co Ltd	166
95,687		Santen Pharmaceutical Co Ltd	5,391
212,000		Sapporo Holdings Ltd	854
109,800		Sawai Pharmaceutical Co Ltd	6,472
23,080	*	SBI Holdings, Inc	283
24,634	*	Secom Co Ltd	1,504
144,443		Sega Sammy Holdings, Inc	2,844
8,800		Seiko Epson Corp	374
268,551		Sekisui Chemical Co Ltd	3,113
243,820		Sekisui House Ltd	3,346
376,881		Seven & I Holdings Co Ltd	15,885
67,500		Seven Bank Ltd	276
167,106	*,e	Sharp Corp	537
20,119	*	Shikoku Electric Power Co, Inc	281
27,982		Shimadzu Corp	257
2,597		Shimamura Co Ltd	256
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,081		Shimano, Inc	$1,008
1,016,962		Shimizu Corp	7,207
194,200		Shin-Etsu Chemical Co Ltd	11,809
190,649	*	Shinsei Bank Ltd	429
35,133		Shionogi & Co Ltd	734
42,385		Shiseido Co Ltd	773
64,301		Shizuoka Bank Ltd	696
591,100		Shoei Co Ltd	7,796
69,000		Showa Denko KK	98
21,273		Showa Shell Sekiyu KK	242
6,288		SMC Corp	1,685
801,860		Softbank Corp	59,757
2,457,900		Sojitz Holdings Corp	4,347
79,200	*	So-net M3, Inc	1,261
1,016,782	e	Sony Corp	16,991
20,500	*	Sony Financial Holdings, Inc	350
314,615		Stanley Electric Co Ltd	8,208
5,400		Sumco Corp	49
174,883		Sumitomo Chemical Co Ltd	661
274,263		Sumitomo Corp	3,701
88,476		Sumitomo Electric Industries Ltd	1,246
1,413,625		Sumitomo Heavy Industries Ltd	6,729
61,464		Sumitomo Metal Mining Co Ltd	1,003
1,269,179		Sumitomo Mitsui Financial Group, Inc	53,251
287,996		Sumitomo Realty & Development Co Ltd	12,371
19,863		Sumitomo Rubber Industries, Inc	287
130,000	*,e	Sumitomo Titanium Corp	2,703
15,300		Suntory Beverage & Food Ltd	600
237,654		Suruga Bank Ltd	4,616
8,287		Suzuken Co Ltd	309
42,822		Suzuki Motor Corp	1,343
225,400		Sysmex Corp	8,475
68,100	*	T&D Holdings, Inc	926
135,000		Taiheiyo Cement Corp	544
1,090,143		Taisei Corp	6,042
3,723		Taisho Pharmaceutical Holdings Co Ltd	272
27,357		Taiyo Nippon Sanso Corp	242
30,718		Takashimaya Co Ltd	298
108,548		Takeda Pharmaceutical Co Ltd	5,038
79,081		Tanabe Seiyaku Co Ltd	1,184
43,027		TDK Corp	2,020
1,257,613		Teijin Ltd	3,156
35,600		Terumo Corp	798
59,976		THK Co Ltd	1,414
326,878		Tobu Railway Co Ltd	1,712
13,275		Toho Co Ltd	311
48,000	e	Toho Gas Co Ltd	264
53,115	*	Tohoku Electric Power Co, Inc	622
169,760	*	Tokyo Electric Power Co, Inc	706
49,010		Tokyo Electron Ltd	3,340
1,931,924		Tokyo Gas Co Ltd	11,285
365,300		Tokyo Tatemono Co Ltd	3,384
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
568,852		Tokyu Corp	$4,035
60,200	*	Tokyu Fudosan Holdings Corp	475
372,126	e	TonenGeneral Sekiyu KK	3,534
66,427		Toppan Printing Co Ltd	514
517,664		Toray Industries, Inc	3,406
1,480,481		Toshiba Corp	6,920
900,000		Tosoh Corp	4,365
33,681		Toto Ltd	454
18,939		Toyo Seikan Kaisha Ltd	291
40,099		Toyo Suisan Kaisha Ltd	1,236
187,997		Toyoda Gosei Co Ltd	3,908
3,000	e	Toyota Boshoku Corp	32
19,061		Toyota Industries Corp	985
1,574,948		Toyota Motor Corp	94,297
24,894		Toyota Tsusho Corp	716
12,228		Trend Micro, Inc	403
120,000		TS Tech Co Ltd	3,496
2,800	e	Tsumura & Co	66
49,000	*	UBE Industries Ltd	85
90,151		Uni-Charm Corp	5,375
280		United Urban Investment Corp	452
25,430		USS Co Ltd	434
39,300		West Japan Railway Co	1,731
503,000		Yahoo! Japan Corp	2,323
10,277		Yakult Honsha Co Ltd	521
106,790	e	Yamada Denki Co Ltd	381
25,406		Yamaguchi Financial Group, Inc	268
18,488		Yamaha Corp	292
31,583		Yamaha Motor Co Ltd	544
4,700		Yamato Kogyo Co Ltd	138
43,255		Yamato Transport Co Ltd	897
13,553		Yamazaki Baking Co Ltd	169
375,184	e	Yaskawa Electric Corp	4,548
25,010		Yokogawa Electric Corp	317
24,000		Yokohama Rubber Co Ltd	208
268,800	e	Yumeshin Holdings Co Ltd	2,547
		TOTAL JAPAN	1,484,510

JERSEY, C.I. - 0.0%
9,181		Randgold Resources Ltd	773
		TOTAL JERSEY, C.I.	773

KOREA, REPUBLIC OF - 0.3%
37,000		Daewoo International Corp	1,338
150,000		Halla Climate Control Corp	6,794
224,800	*	Hynix Semiconductor, Inc	10,794
300,000		Industrial Bank of Korea	4,002
73,131		KB Financial Group, Inc	2,541
3,000		Naver Corp	2,472
7,637		Samsung Electronics Co Ltd	9,974
20,000		Samsung Fire & Marine Insurance Co Ltd	5,090
90,000		Woongjin Coway Co Ltd	7,533
		TOTAL KOREA, REPUBLIC OF	50,538
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
LUXEMBOURG - 0.0%
3,576	*	Altice S.A.	$249
105,687		ArcelorMittal	1,576
7,043		Millicom International Cellular S.A.	645
31,527		SES Global S.A.	1,196
49,369		Tenaris S.A.	1,163
		TOTAL LUXEMBOURG	4,829

MACAU - 0.1%
122,592		MGM China Holdings Ltd	425
3,004,383		Wynn Macau Ltd	11,767
		TOTAL MACAU	12,192

MALAYSIA - 0.0%
1,151,800		Public Bank BHD	7,024
33,959		YNH Property BHD	20
		TOTAL MALAYSIA	7,044

MEXICO - 0.0%
21,875		Fresnillo plc	329
700,000	*	Gruma SAB de C.V.	8,376
		TOTAL MEXICO	8,705

NETHERLANDS - 1.9%
200,000		Aalberts Industries NV	6,532
192,360		Aegon NV	1,678
125,000	*	AerCap Holdings NV	5,725
275,168		Akzo Nobel NV	20,632
531,563		ASML Holding NV	49,574
44,600	e	ASML Holding NV (ADR)	4,160
8,318		Boskalis Westminster	477
7,265		Corio NV	371
19,716		Delta Lloyd NV	501
17,001		DSM NV	1,237
7,795	e	Fugro NV	446
101,330	e	Gemalto NV	10,519
10,783		Heineken Holding NV	709
24,669		Heineken NV	1,771
5,903,975	*	ING Groep NV	82,847
1,499,079	*	ING Groep NV (ADR)	21,017
99,412		Koninklijke Ahold NV	1,864
103,043		Koninklijke Philips Electronics NV	3,270
7,570	*	Koninklijke Vopak NV	370
356,929	*	NXP Semiconductors NV	23,622
9,590	*	OCI NV	374
13,055		Randstad Holdings NV	708
405,231		Reed Elsevier NV	9,305
2,019,525		Royal Dutch Shell plc (A Shares)	83,452
945,846		Royal Dutch Shell plc (B Shares)	41,106
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
340,645	*	Royal KPN NV	$1,242
41,774		TNT Express NV	378
173,154		Unilever NV	7,579
31,226		Wolters Kluwer NV	925
15,180		Ziggo NV	702
		TOTAL NETHERLANDS	383,093

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	7,283
121,872		Auckland International Airport Ltd	416
48,458		Contact Energy Ltd	225
90,321		Fletcher Building Ltd	697
49,267		Ryman Healthcare Ltd	369
242,154		Telecom Corp of New Zealand Ltd	568
234,145	*,e	Xero Ltd	5,323
		TOTAL NEW ZEALAND	14,881

NORWAY - 0.2%
17,697		Aker Kvaerner ASA	307
838,173		DNB NOR Holding ASA	15,315
21,250		Gjensidige Forsikring BA	381
450,000	*,e	Nordic Semiconductor ASA	2,229
137,890		Norsk Hydro ASA	738
82,312		Orkla ASA	733
38,963	e	Seadrill Ltd (Oslo Exchange)	1,544
795,294	*	Statoil ASA	24,446
76,378		Telenor ASA	1,739
19,285	e	Yara International ASA	966
		TOTAL NORWAY	48,398

PHILIPPINES - 0.1%
3,603,093		Metropolitan Bank & Trust	7,214
5,171,850	*	Robinsons Retail Holdings, Inc	8,641
		TOTAL PHILIPPINES	15,855

PORTUGAL - 0.1%
25,190,094	*	Banco Espirito Santo S.A.	20,725
233,085		Energias de Portugal S.A.	1,169
37,156		Galp Energia SGPS S.A.	681
26,920	e	Jeronimo Martins SGPS S.A.	443
29,058	e	Portugal Telecom SGPS S.A.	107
		TOTAL PORTUGAL	23,125

RUSSIA - 0.1%
100,000	*	Lenta Ltd (ADR)	1,290
105,700		Magnit OAO (GDR)	6,230
550,000		Sberbank of Russian Federation (ADR)	5,557
		TOTAL RUSSIA	13,077

SINGAPORE - 0.7%
268,355		Ascendas REIT	496
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
371,946		Avago Technologies Ltd	$26,806
273,997	e	CapitaCommercial Trust	374
872,446	e	CapitaLand Ltd	2,240
738,917		CapitaMall Trust	1,171
154,100	e	City Developments Ltd	1,266
263,248		ComfortDelgro Corp Ltd	528
779,765		DBS Group Holdings Ltd	10,488
28,934,892	e	Genting International plc	30,893
3,910,095		Global Logistic Properties	8,474
932,165		Golden Agri-Resources Ltd	416
736,247		Hutchison Port Holdings Trust	530
13,966	e	Jardine Cycle & Carriage Ltd	496
472,468		Keppel Corp Ltd	4,090
745,398		Keppel Land Ltd	2,022
26,000		K-Green Trust	22
78,567		K-REIT Asia	81
41,000	e	Olam International Ltd	85
1,105,269	e	Oversea-Chinese Banking Corp	8,478
930,248		SembCorp Industries Ltd	4,008
397,617	e	SembCorp Marine Ltd	1,308
174,384		Singapore Airlines Ltd	1,451
299,943	e	Singapore Exchange Ltd	1,673
581,225	e	Singapore Press Holdings Ltd	1,944
538,707		Singapore Technologies Engineering Ltd	1,643
4,911,691		Singapore Telecommunications Ltd	15,181
77,830	e	StarHub Ltd	261
315,743		United Overseas Bank Ltd	5,709
1,095,414		United Overseas Land Ltd	5,734
253,162		Wilmar International Ltd	648
		TOTAL SINGAPORE	138,516

SPAIN - 1.0%
42,330		Abertis Infraestructuras S.A. (Continuous)	974
335,600	e	Acerinox S.A.	5,952
17,566		ACS Actividades Construccion y Servicios S.A.	804
628,840		Amadeus IT Holding S.A.	25,923
622,025		Banco Bilbao Vizcaya Argentaria S.A.	7,928
355,597		Banco de Sabadell S.A.	1,214
168,545		Banco Popular Espanol S.A.	1,126
1,249,031		Banco Santander Central Hispano S.A.	13,051
234,480	*	Bankia S.A.	455
2,875,516		CaixaBank S.A.	17,739
33,007	*,m	CaixaBank S.A. (Temp)	204
43,763	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	975
102,768	e	Corp Mapfre S.A.	409
1,889,068		Distribuidora Internacional de Alimentacion S.A.	17,387
21,131	e	Enagas	680
405,101		Endesa S.A.	15,664
237,568	e	Gas Natural SDG S.A.	7,506
15,829		Grifols S.A.	865
234		Grifols S.A. (Class B)	10
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
524,351		Iberdrola S.A.	$4,011
23,336		Inditex S.A.	3,592
169,390	e	Let’s GOWEX S.A.	4,618
110,000		Obrascon Huarte Lain S.A.	4,827
11,561	e	Red Electrica de Espana	1,057
1,294,449		Repsol YPF S.A.	34,130
56,400		Tecnicas Reunidas S.A.	3,488
748,243		Telefonica S.A.	12,846
18,584	e	Zardoya Otis S.A.	331
		TOTAL SPAIN	187,766

SWEDEN - 0.9%
33,024		Alfa Laval AB	850
110,831		Assa Abloy AB (Class B)	5,638
71,702		Atlas Copco AB (A Shares)	2,070
42,307		Atlas Copco AB (B Shares)	1,129
677,200	*	Biovitrum AB	9,047
28,622		Boliden AB	415
671,354		Electrolux AB (Series B)	16,943
40,135	e	Elekta AB (B Shares)	510
323,140		Ericsson (LM) (B Shares)	3,904
483,900	*,e	Fingerprint Cards AB	3,592
21,205		Getinge AB (B Shares)	555
100,342		Hennes & Mauritz AB (B Shares)	4,381
25,706		Hexagon AB (B Shares)	828
44,791		Husqvarna AB (B Shares)	348
11,608		Industrivarden AB	229
613,283		Intrum Justitia AB	18,292
48,924		Investor AB (B Shares)	1,833
200,000		JM AB	7,413
977,739		Kinnevik Investment AB (Series B)	41,660
24,149	*	Lundin Petroleum AB	488
200,000	*	NCC AB (B Shares)	6,884
322,751		Nordea Bank AB	4,550
110,963		Sandvik AB	1,515
31,786		Securitas AB (B Shares)	377
161,422		Skandinaviska Enskilda Banken AB (Class A)	2,155
39,190		Skanska AB (B Shares)	895
41,395		SKF AB (B Shares)	1,056
746,178		Svenska Cellulosa AB (B Shares)	19,433
53,237		Svenska Handelsbanken (A Shares)	2,603
295,888		Swedbank AB (A Shares)	7,837
21,365		Swedish Match AB	742
32,637		Tele2 AB	384
250,334		TeliaSonera AB	1,828
606,235		Volvo AB (B Shares)	8,346
		TOTAL SWEDEN	178,730

SWITZERLAND - 3.9%
231,633		ABB Ltd	5,330
72,177		Actelion Ltd	9,135
334,094		Adecco S.A.	27,494
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,102		Aryzta AG.	$862
57,084		Baloise Holding AG.	6,722
231		Barry Callebaut AG.	314
429,940		Cie Financiere Richemont S.A.	45,053
21,642		Coca-Cola HBC AG.	497
902,602		Credit Suisse Group	25,670
863		EMS-Chemie Holding AG.	344
4,045		Geberit AG.	1,419
8,000	*	Georg Fischer AG.	5,726
913		Givaudan S.A.	1,521
1,124,554		Glencore Xstrata plc	6,267
10,000		Helvetia Holding AG.	4,591
470,169		Holcim Ltd	41,298
23,728		Julius Baer Group Ltd	978
5,854	e	Kuehne & Nagel International AG.	778
90		Lindt & Spruengli AG.	458
11		Lindt & Spruengli AG. (Registered)	680
308,486		Lonza Group AG.	33,547
1,041,508		Nestle S.A.	80,703
1,752,517		Novartis AG.	158,705
3,027		Pargesa Holding S.A.	272
1,798		Partners Group	491
5,417		Phonak Holding AG.	826
457,069		Roche Holding AG.	136,187
4,869		Schindler Holding AG.	740
2,151		Schindler Holding AG. (Registered)	324
575		SGS S.A.	1,376
223		Sika AG.	911
68,102		STMicroelectronics NV	610
2,506		Sulzer AG.	351
3,546		Swatch Group AG.	2,138
3,455		Swatch Group AG. (Registered)	383
3,401		Swiss Life Holding	806
6,378		Swiss Prime Site AG.	528
539,096		Swiss Re Ltd	47,935
2,466		Swisscom AG.	1,433
9,910		Syngenta AG.	3,661
588,642		TE Connectivity Ltd	36,402
3,669,782		UBS AG.	67,284
15,759		Zurich Financial Services AG.	4,746
		TOTAL SWITZERLAND	765,496

TAIWAN - 0.4%
5,253,000		Advanced Semiconductor Engineering, Inc	6,807
3,200,000		Cathay Financial Holding Co Ltd	4,998
346,120		Eclat Textile Co Ltd	4,194
364,000		Ginko International Co Ltd	6,304
3,873,685		Hota Industrial Manufacturing Co Ltd	6,882
861,000		King Slide Works Co Ltd	12,306
205,000		Largan Precision Co Ltd	16,355
741,000		MediaTek, Inc	12,534
3,000,000		Taiwan Cement Corp	4,544
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
360,000		Taiwan Semiconductor Manufacturing Co Ltd	$1,523
		TOTAL TAIWAN	76,447

THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	5,783
		TOTAL THAILAND	5,783

TURKEY - 0.1%
1,900,000		Emlak Konut Gayrimenkul Yatiri	2,391
1,177,700		TAV Havalimanlari Holding AS	9,366
		TOTAL TURKEY	11,757

UNITED ARAB EMIRATES - 0.0%
1,235,000		First Gulf Bank PJSC	5,349
		TOTAL UNITED ARAB EMIRATES	5,349

UNITED KINGDOM - 7.0%
101,543		3i Group plc	698
98,463		Aberdeen Asset Management plc	764
29,312		Acergy S.A.	546
20,204		Admiral Group plc	535
27,272		Aggreko plc	770
31,287		AMEC plc	650
147,115		Anglo American plc (London)	3,606
43,251		Antofagasta plc	565
2,067,189		ARM Holdings plc	31,084
1,917,405		Ashtead Group plc	28,684
387,868	*	ASOS plc	19,643
137,693		Associated British Foods plc	7,181
518,730		AstraZeneca plc	38,592
18,505		AstraZeneca plc (ADR)	1,375
295,751		Aveva Group plc	10,303
312,581		Aviva plc	2,727
2,329,024	*	B&M European Value Retail S.A.	10,961
45,891		Babcock International Group	912
340,067		BAE Systems plc	2,519
23,823,958		Barclays plc	86,785
250,000		Bellway plc	6,697
120,000		Berkeley Group Holdings plc	4,960
1,734,184		BG Group plc	36,594
612,856		BHP Billiton plc	19,923
4,617,485		BP plc	40,661
200,798		British American Tobacco plc	11,948
348,697		British Land Co plc	4,190
3,183,849		British Sky Broadcasting plc	49,258
2,579,173		Britvic plc	32,109
837,560		BT Group plc	5,504
34,555		Bunzl plc	959
47,445		Burberry Group plc	1,204
70,072		Capita Group plc	1,373
542,404		Centrica plc	2,898
100,247		CNH Industrial NV	1,029
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
114,406		Cobham plc	$611
591,227		Compass Group plc	10,279
136,700		Consort Medical plc	2,232
1,261,296		Countrywide plc	11,106
14,655		Croda International plc	552
285,647		Delphi Automotive plc	19,635
265,686		Diageo plc	8,462
135,169		Direct Line Insurance Group plc	624
1,665,664		easyJet plc	38,898
106,184		Experian Group Ltd	1,794
168,850		GKN plc	1,048
1,169,868		GlaxoSmithKline plc	31,148
162,255		Group 4 Securicor plc	708
74,004		Hammerson plc	734
23,878		Hargreaves Lansdown plc	506
8,557,727		Hays plc	21,390
3,888,940		HSBC Holdings plc	39,454
60,133		ICAP plc	391
29,195		IMI plc	742
102,256		Imperial Tobacco Group plc	4,600
600,000		Inchcape plc	6,509
47,162		Inmarsat plc	603
27,773		InterContinental Hotels Group plc	1,149
105,938	*	International Consolidated Airlines Group S.A.	672
9,121,918	*	International Consolidated Airlines Group S.A. (London)	57,839
400,000		International Personal Finance plc	4,017
17,005		Intertek Group plc	800
59,604		Investec plc	549
389,967		ITV plc	1,188
131,543	e	J Sainsbury plc	710
21,428		Johnson Matthey plc	1,136
1,394,115	*	Just Eat plc	6,084
252,076		Kingfisher plc	1,547
83,750		Land Securities Group plc	1,484
10,773,717		Legal & General Group plc	41,506
121,861	*	Liberty Global plc	5,156
68,093	*	Liberty Global plc (Class A)	3,011
83,419		Liberty International plc	445
39,387,145	*	Lloyds TSB Group plc	50,064
18,714		London Stock Exchange Group plc	642
3,573,424		Man Group plc	6,431
172,946		Marks & Spencer Group plc	1,258
82,711		Meggitt plc	716
113,441		Melrose Industries plc	505
540,000		Mondi plc	9,804
13,130,554	*,e	Monitise plc	11,627
393,849		National Grid plc	5,670
500,000		New Carphone Warehouse plc	2,759
400,122		Next plc	44,295
520,424		Old Mutual plc	1,759
87,171		Pearson plc	1,722
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
49,488		Pentair plc	$3,569
31,432	*	Persimmon plc	685
27,873		Petrofac Ltd	573
484,994	*	Poundland Group plc	2,618
3,042,601		Prudential plc	69,710
68,462		Reckitt Benckiser Group plc	5,970
125,352		Reed Elsevier plc	2,014
147,514		Resolution Ltd	795
75,264		Rexam plc	689
264,462		Rightmove plc	9,694
739,505		Rio Tinto plc	39,929
199,512		Rolls-Royce Group plc	3,645
246,021	*	Royal Bank of Scotland Group plc	1,383
35,965	*	Royal Mail plc	307
108,898		RSA Insurance Group plc	885
504,243		SABMiller plc	29,223
116,027		Sage Group plc	762
11,594		Schroders plc	497
102,115		Scottish & Southern Energy plc	2,736
77,297		Segro plc	456
23,115		Serco Group plc	145
25,222		Severn Trent plc	834
95,377		Smith & Nephew plc	1,688
208,434		Smiths Group plc	4,619
647,996	*	Sports Direct International plc	7,830
533,375		Standard Chartered plc	10,902
252,592		Standard Life plc	1,616
271,600	*	SuperGroup plc	4,905
49,515		Tate & Lyle plc	579
3,706,649		Taylor Woodrow plc	7,224
855,299		Tesco plc	4,157
1,321,166		Travis Perkins plc	37,000
48,422		TUI Travel plc	330
96,819		Tullow Oil plc	1,412
379,418		Unilever plc	17,199
72,972		United Utilities Group plc	1,101
16,165,168		Vodafone Group plc	54,028
187,900	*,e	WANdisco plc	1,769
22,463		Weir Group plc	1,007
230,000		WH Smith plc	4,209
343,128		Whitbread plc	25,886
91,462		William Hill plc	514
227,536		WM Morrison Supermarkets plc	714
528,999		Wolseley plc	28,979
2,264,512		WPP plc	49,348
		TOTAL UNITED KINGDOM	1,378,913

UNITED STATES - 53.6%
160,184		3M Co	22,945
65,000		A.O. Smith Corp	3,223
2,067,572		Abbott Laboratories	84,564
1,123,671		AbbVie, Inc	63,420
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,878	e	Abercrombie & Fitch Co (Class A)	$1,206
192,966		Accenture plc	15,599
299,207		ACE Ltd	31,028
143,467	*	Actavis plc	32,000
125,084		Activision Blizzard, Inc	2,789
167,634	*	Adobe Systems, Inc	12,130
29,255	e	ADT Corp	1,022
18,425		Advance Auto Parts, Inc	2,486
170,138		AES Corp	2,646
550,545		Aetna, Inc	44,638
56,399	*	Affiliated Managers Group, Inc	11,584
68,219		Aflac, Inc	4,247
98,963		AGCO Corp	5,564
49,746		Agilent Technologies, Inc	2,857
31,399		Air Products & Chemicals, Inc	4,039
10,170		Airgas, Inc	1,108
45,317	*	Akamai Technologies, Inc	2,767
64,200		Alaska Air Group, Inc	6,102
11,609		Albemarle Corp	830
1,318,742		Alcoa, Inc	19,636
170,810	*	Alexion Pharmaceuticals, Inc	26,689
125,000	*	Alkermes plc	6,291
2,488	*	Alleghany Corp	1,090
274,283		Allegion plc	15,546
106,963		Allergan, Inc	18,100
41,137	*	Alliance Data Systems Corp	11,570
59,598		Alliant Energy Corp	3,627
50,700		Allied World Assurance Co Holdings Ltd	1,928
897,948		Allstate Corp	52,728
47,135		Altera Corp	1,638
1,245,724		Altria Group, Inc	52,246
128,553	*	Amazon.com, Inc	41,751
27,790		AMC Entertainment Holdings, Inc	691
9,878		Amerco, Inc	2,872
62,323		Ameren Corp	2,548
362,062	*	American Airlines Group, Inc	15,554
54,320		American Capital Agency Corp	1,272
122,885		American Electric Power Co, Inc	6,853
368,907		American Express Co	34,998
150,900		American Financial Group, Inc	8,988
352,148		American International Group, Inc	19,220
110,109		American Realty Capital Properties, Inc	1,380
89,338		American Tower Corp	8,039
86,609		American Water Works Co, Inc	4,283
167,240		Ameriprise Financial, Inc	20,069
58,673		AmerisourceBergen Corp	4,263
98,034		Ametek, Inc	5,125
304,005		Amgen, Inc	35,985
500,000	*	Amkor Technology, Inc	5,590
71,874		Amphenol Corp (Class A)	6,924
417,376		Anadarko Petroleum Corp	45,690
46,853		Analog Devices, Inc	2,533
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
319,833	*	Ann Taylor Stores Corp	$13,158
142,933		Annaly Capital Management, Inc	1,634
14,178	*	Ansys, Inc	1,075
10,880	*	Antero Resources Corp	714
72,649		Aon plc	6,545
487,087		Apache Corp	49,011
3,921,122		Apple, Inc	364,390
1,235,862		Applied Materials, Inc	27,869
35,301	*	Arch Capital Group Ltd	2,028
249,024		Archer Daniels Midland Co	10,984
225,000	*	Armstrong World Industries, Inc	12,922
26,682	*	Arrow Electronics, Inc	1,612
11,009		Ashland, Inc	1,197
19,528		Assurant, Inc	1,280
1,168,056		AT&T, Inc	41,302
133,821	*	Autodesk, Inc	7,545
24,455	e	Autoliv, Inc	2,606
97,686		Automatic Data Processing, Inc	7,745
7,212	*	Autonation, Inc	430
28,208	*	AutoZone, Inc	15,126
19,292		AvalonBay Communities, Inc	2,743
14,940		Avery Dennison Corp	766
21,084		Avnet, Inc	934
67,053		Avon Products, Inc	980
166,701		Axiall Corp	7,880
301,408		Axis Capital Holdings Ltd	13,346
180,546		Baker Hughes, Inc	13,442
115,206		Ball Corp	7,221
6,056,441		Bank of America Corp	93,087
170,964		Bank of New York Mellon Corp	6,408
19,753		Bard (C.R.), Inc	2,825
110,526		Baxter International, Inc	7,991
106,230		BB&T Corp	4,189
75,749	*	BE Aerospace, Inc	7,006
48,581		Becton Dickinson & Co	5,747
81,675	*	Bed Bath & Beyond, Inc	4,687
283,424	*	Berkshire Hathaway, Inc (Class B)	35,870
306,322	*	Berry Plastics Group, Inc	7,903
365,101		Best Buy Co, Inc	11,322
229,697	*	Biogen Idec, Inc	72,426
21,232	*	BioMarin Pharmaceuticals, Inc	1,321
194,070	*	Biovail Corp (Toronto)	24,542
1,835	*	Blackhawk Network Holdings, Inc (B Shares)	49
50,992		BlackRock, Inc	16,297
218,000		Blackstone Group LP	7,290
534,000		Blackstone Mortgage Trust, Inc	15,486
137,935		Boeing Co	17,549
58,422		BorgWarner, Inc	3,809
38,332		Boston Properties, Inc	4,530
339,216	*	Boston Scientific Corp	4,332
57,750		Brinker International, Inc	2,810
552,925		Bristol-Myers Squibb Co	26,822
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
681,407		Broadcom Corp (Class A)	$25,294
160,000		Broadridge Financial Solutions, Inc	6,662
500,000	*	Brocade Communications Systems, Inc	4,600
7,377		Brookfield Property Partners LP (Toronto)	154
110,492		Brown-Forman Corp (Class B)	10,405
246,116		Bunge Ltd	18,616
771,434	e	Burger King Worldwide, Inc	20,998
49,387		CA, Inc	1,419
29,115	e	Cablevision Systems Corp (Class A)	514
106,319		Cabot Oil & Gas Corp	3,630
97,000	*	CACI International, Inc (Class A)	6,810
278,002	*	Calpine Corp	6,619
11,862		Camden Property Trust	844
34,596	*	Cameron International Corp	2,342
29,672		Campbell Soup Co	1,359
483,481		Capital One Financial Corp	39,936
93,522		Cardinal Health, Inc	6,412
250,719	*	CareFusion Corp	11,119
23,380		Carlisle Cos, Inc	2,025
187,133	*	Carmax, Inc	9,733
58,455		Carnival Corp	2,201
19,774		Carnival plc	746
74,372	*	Catamaran Corp (Toronto)	3,284
157,826		Caterpillar, Inc	17,151
332,263		CBOE Holdings, Inc	16,351
804,768	*	CBRE Group, Inc	25,785
185,125		CBS Corp (Class B)	11,504
39,809		Celanese Corp (Series A)	2,559
923,332	*	Celgene Corp	79,296
265,653		Centerpoint Energy, Inc	6,785
150,887		CenturyTel, Inc	5,462
45,889	*	Cerner Corp	2,367
72,034		CF Industries Holdings, Inc	17,326
23,108	e	CH Robinson Worldwide, Inc	1,474
292,341		Charles Schwab Corp	7,873
9,892	*	Charter Communications, Inc	1,567
145,114	*	Cheniere Energy, Inc	10,405
80,262		Chesapeake Energy Corp	2,495
895,061		Chevron Corp	116,850
79,683		Chicago Bridge & Iron Co NV	5,434
15,887	*	Chipotle Mexican Grill, Inc (Class A)	9,413
37,372		Chubb Corp	3,445
149,671		Church & Dwight Co, Inc	10,469
76,700	*,e	Ciena Corp	1,661
185,168		Cigna Corp	17,030
22,003		Cimarex Energy Co	3,157
22,230		Cincinnati Financial Corp	1,068
25,451		Cintas Corp	1,617
2,229,108		Cisco Systems, Inc	55,393
29,576		CIT Group, Inc	1,353
1,016,763		Citigroup, Inc	47,890
47,599	*	Citrix Systems, Inc	2,977
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
239,800	e	Cliffs Natural Resources, Inc	$3,609
19,115	e	Clorox Co	1,747
48,154		CME Group, Inc	3,417
128,302		CMS Energy Corp	3,997
98,932		Coach, Inc	3,382
63,513	*	Cobalt International Energy, Inc	1,165
1,177,990		Coca-Cola Co	49,900
141,915		Coca-Cola Enterprises, Inc	6,781
644,629	*	Cognizant Technology Solutions Corp (Class A)	31,529
501,991		Colgate-Palmolive Co	34,226
2,327,187		Comcast Corp (Class A)	124,923
174,802	e	Comcast Corp (Special Class A)	9,322
47,662		Comerica, Inc	2,391
135,779		Computer Sciences Corp	8,581
552,951		ConAgra Foods, Inc	16,412
179,251	*	Concho Resources, Inc	25,902
297,763		ConocoPhillips	25,527
300,000		Conseco, Inc	5,340
58,691		Consol Energy, Inc	2,704
43,303		Consolidated Edison, Inc	2,500
42,821	*	Constellation Brands, Inc (Class A)	3,774
25,292	*,e	Continental Resources, Inc	3,997
11,190		Core Laboratories NV	1,869
259,796		Corning, Inc	5,703
87,632		Costco Wholesale Corp	10,092
506,623		Covidien plc	45,687
70,000		Crane Co	5,205
16,837	*,e	Cree, Inc	841
49,265		Crown Castle International Corp	3,658
140,891	*	Crown Holdings, Inc	7,011
151,409		CSX Corp	4,665
140,772		Cummins, Inc	21,720
1,013,133		CVS Corp	76,360
20,300		Cytec Industries, Inc	2,140
605,428		Danaher Corp	47,665
193,470		Darden Restaurants, Inc	8,952
159,624	*	DaVita, Inc	11,544
53,401		Deere & Co	4,835
708,935		Delta Air Lines, Inc	27,450
110,000		Deluxe Corp	6,444
55,346		Denbury Resources, Inc	1,022
21,857		Dentsply International, Inc	1,035
86,371		Devon Energy Corp	6,858
10,539	e	Diamond Offshore Drilling, Inc	523
13,784		Dick’s Sporting Goods, Inc	642
19,452	e	Digital Realty Trust, Inc	1,134
309,852	*	DIRECTV	26,341
370,886		Discover Financial Services	22,988
48,344	*	Discovery Communications, Inc (Class A)	3,591
26,205	*	Discovery Communications, Inc (Class C)	1,902
84,589	*	DISH Network Corp (Class A)	5,505
47,116	*	Dollar General Corp	2,703
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
33,178	*	Dollar Tree, Inc	$1,807
146,483		Dominion Resources, Inc	10,476
43,526		Dover Corp	3,959
1,283,138		Dow Chemical Co	66,030
166,040		DR Horton, Inc	4,081
51,121		Dr Pepper Snapple Group, Inc	2,995
68,903		DTE Energy Co	5,365
173,378		Du Pont (E.I.) de Nemours & Co	11,346
187,609		Duke Energy Corp	13,919
83,879		Duke Realty Corp	1,523
5,932		Dun & Bradstreet Corp	654
133,999		East West Bancorp, Inc	4,689
23,081		Eastman Chemical Co	2,016
150,020		Eaton Corp	11,579
18,351		Eaton Vance Corp	693
852,089	*	eBay, Inc	42,656
113,451		Ecolab, Inc	12,632
78,088		Edison International	4,538
16,015	*	Edwards Lifesciences Corp	1,375
76,876	*	Electronic Arts, Inc	2,758
299,582		Eli Lilly & Co	18,625
1,543,801		EMC Corp	40,664
105,879		Emerson Electric Co	7,026
290,066	*	Endo International plc	20,310
18,531		Energen Corp	1,647
49,687		Energizer Holdings, Inc	6,063
1,784	*	Engility Holdings, Inc	68
35,517	e	Ensco plc	1,974
49,215		Entergy Corp	4,040
328,799		EOG Resources, Inc	38,423
64,725		EQT Corp	6,919
18,599		Equifax, Inc	1,349
8,975	*	Equinix, Inc	1,886
51,372		Equity Residential	3,236
12,466		Essex Property Trust, Inc	2,305
36,036		Estee Lauder Cos (Class A)	2,676
50,000	*	Esterline Technologies Corp	5,756
120,000	*	Euronet Worldwide, Inc	5,789
58,807		Everest Re Group Ltd	9,438
280,000		Exelis, Inc	4,754
962,180		Exelon Corp	35,100
255,675		Expedia, Inc	20,137
30,806		Expeditors International of Washington, Inc	1,360
145,886	*	Express Scripts Holding Co	10,114
800,458		Extended Stay America, Inc	18,539
1,841,357	d	Exxon Mobil Corp	185,388
97,058	*	F5 Networks, Inc	10,816
930,739	*	Facebook, Inc	62,629
14,744		Family Dollar Stores, Inc	975
42,980	e	Fastenal Co	2,127
16,222		Federal Realty Investment Trust	1,962
80,613		FedEx Corp	12,203
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
73,983		Fidelity National Information Services, Inc	$4,050
769,826		Fidelity National Title Group, Inc (Class A)	25,220
219,242		Fifth Third Bancorp	4,681
6,106	*,e	FireEye, Inc	248
29,896		First Republic Bank	1,644
63,826		FirstEnergy Corp	2,216
110,755	*	Fiserv, Inc	6,681
68,766	*	FleetCor Technologies, Inc	9,063
631,860	*	Flextronics International Ltd	6,995
19,596		Flir Systems, Inc	681
72,857		Flowserve Corp	5,417
42,213		Fluor Corp	3,246
349,158		FMC Corp	24,857
35,662	*	FMC Technologies, Inc	2,178
811,915		Ford Motor Co	13,997
61,313	*	Forest Laboratories, Inc	6,070
51,400		Fortune Brands Home & Security, Inc	2,052
13,098	*	Fossil Group, Inc	1,369
61,279		Franklin Resources, Inc	3,544
155,216		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,665
153,348	e	Frontier Communications Corp	896
170,243	e	GameStop Corp (Class A)	6,890
281,843		Gaming and Leisure Properties, Inc	9,574
86,598		Gap, Inc	3,600
17,749	e	Garmin Ltd	1,081
100,000	*,e	Generac Holdings, Inc	4,874
109,665		General Dynamics Corp	12,781
5,202,341		General Electric Co	136,718
132,141		General Growth Properties, Inc	3,113
109,399		General Mills, Inc	5,748
19,417,463	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
1,056,241		General Motors Co	38,342
61,921,000	*,e,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
39,423		Genuine Parts Co	3,461
178,972	*	Genworth Financial, Inc (Class A)	3,114
1,104,636	*	Gilead Sciences, Inc	91,585
120,000		Global Payments, Inc	8,742
150,422		Goldman Sachs Group, Inc	25,187
403,000		Goodyear Tire & Rubber Co	11,195
218,919	*	Google, Inc	125,940
100,337	*	Google, Inc (Class A)	58,664
47,621		H&R Block, Inc	1,596
1		H.B. Fuller Co	0	^
902,917		Halliburton Co	64,116
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
135,000		Hanesbrands, Inc	$13,289
82,884		Harley-Davidson, Inc	5,789
28,866		Harris Corp	2,187
220,838		Hartford Financial Services Group, Inc	7,908
129,464		Hasbro, Inc	6,868
468,029	*	HCA Holdings, Inc	26,387
68,503		HCP, Inc	2,835
43,411		Health Care REIT, Inc	2,721
160,000	*	Health Net, Inc	6,646
170,000		Healthsouth Corp	6,098
51,999		Helmerich & Payne, Inc	6,038
22,026	*	Henry Schein, Inc	2,614
50,344	e	Herbalife Ltd	3,249
107,317		Hershey Co	10,449
1,061,484	*	Hertz Global Holdings, Inc	29,753
330,206		Hess Corp	32,654
1,771,475		Hewlett-Packard Co	59,663
153,967	*	Hilltop Holdings, Inc	3,273
28,463		Holly Corp	1,244
730,147	*	Hologic, Inc	18,509
1,465,292		Home Depot, Inc	118,630
903,423		Honeywell International, Inc	83,973
37,342		Hormel Foods Corp	1,843
41,518	*	Hospira, Inc	2,133
1,008,614		Host Marriott Corp	22,200
71,808		Hudson City Bancorp, Inc	706
110,049		Humana, Inc	14,055
1,016,300		Huntington Bancshares, Inc	9,696
60,000		Huntington Ingalls	5,675
135,900		IAC/InterActiveCorp	9,408
60,000		Icahn Enterprises LP	5,982
16,381	*	IHS, Inc (Class A)	2,222
92,764		Illinois Tool Works, Inc	8,122
59,366	*	Illumina, Inc	10,599
298,438		Ingersoll-Rand plc	18,655
12,146		Integrys Energy Group, Inc	864
1,822,471		Intel Corp	56,314
17,206		IntercontinentalExchange Group, Inc	3,250
256,457		International Business Machines Corp	46,488
21,349		International Flavors & Fragrances, Inc	2,226
12,076		International Game Technology	192
64,306		International Paper Co	3,246
200,584		Interpublic Group of Cos, Inc	3,913
433,243		Intuit, Inc	34,889
9,738	*	Intuitive Surgical, Inc	4,010
267,165		Invesco Ltd	10,085
23,848		Iron Mountain, Inc	845
150,000	e	iShares China Large-Cap ETF	5,556
288,520	e	iShares MSCI Canada Index Fund	9,293
1,274,086	e	iShares MSCI EAFE Index Fund	87,109
689,350	e	iShares MSCI Japan Index Fund	8,300
140,000		ITT Corp	6,734
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,351		J.B. Hunt Transport Services, Inc	$1,059
15,839		J.M. Smucker Co	1,688
32,874	*	Jacobs Engineering Group, Inc	1,752
677,145	*	Jarden Corp	40,189
70,000	*	Jazz Pharmaceuticals plc	10,291
1,176,400	*	JDS Uniphase Corp	14,670
1,798,956		Johnson & Johnson	188,207
608,084		Johnson Controls, Inc	30,362
155,037	e	Joy Global, Inc	9,547
1,401,141		JPMorgan Chase & Co	80,734
670,900	*	Juniper Networks, Inc	16,464
207,072		Kansas City Southern Industries, Inc	22,262
19,552		KBR, Inc	466
67,274		Kellogg Co	4,420
50,000		Kennametal, Inc	2,314
31,268		Keurig Green Mountain, Inc	3,896
234,123		Keycorp	3,355
143,099		Kimberly-Clark Corp	15,915
109,191		Kimco Realty Corp	2,509
15,904	*	Kinder Morgan Management LLC	1,255
100,272		Kinder Morgan, Inc	3,636
30,164	*,e	Kite Pharma, Inc	872
24,598		Kla-Tencor Corp	1,787
3,951	*	Knowles Corp	121
326,068		Kohl’s Corp	17,177
483,904		Kraft Foods Group, Inc	29,010
181,776		Kroger Co	8,985
99,454		L Brands, Inc	5,834
85,703		L-3 Communications Holdings, Inc	10,349
12,635	*	Laboratory Corp of America Holdings	1,294
199,899	*	Lam Research Corp	13,509
518	*	Lands’ End, Inc	17
254,979		Las Vegas Sands Corp	19,435
95,000		Lear Corp	8,485
368,095		Legg Mason, Inc	18,887
20,340	e	Leggett & Platt, Inc	697
3,366		Leidos Holdings, Inc	129
23,752		Lennar Corp (Class A)	997
47,655		Leucadia National Corp	1,250
127,285	*	Level 3 Communications, Inc	5,589
130,000		Lexmark International, Inc (Class A)	6,261
123,169	*	Liberty Interactive Corp	3,616
24,302	*	Liberty Media Corp	3,322
36,401		Liberty Property Trust	1,381
239,745		Lincoln National Corp	12,332
118,400		Linear Technology Corp	5,573
20,028	*	LinkedIn Corp	3,434
42,319	*	LKQ Corp	1,129
68,478		Lockheed Martin Corp	11,006
52,047		Loews Corp	2,291
92,831		Lorillard, Inc	5,660
215,607		Lowe’s Companies, Inc	10,347
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,115	*,e	Lululemon Athletica, Inc	$571
628,105		LyondellBasell Industries AF S.C.A	61,334
17,366	e	M&T Bank Corp	2,154
21,660		Macerich Co	1,446
696,318		Macy’s, Inc	40,400
1	*	Madison Square Garden, Inc	0	^
20,265		Manpower, Inc	1,719
944,564		Marathon Oil Corp	37,707
156,395		Marathon Petroleum Corp	12,210
555,929		Marriott International, Inc (Class A)	35,635
1,005,665		Marsh & McLennan Cos, Inc	52,114
117,092	e	Martin Marietta Materials, Inc	15,462
454,214		Marvell Technology Group Ltd	6,509
59,113		Masco Corp	1,312
120,000	*,e	Mastec, Inc	3,698
347,059		Mastercard, Inc (Class A)	25,498
51,354		Mattel, Inc	2,001
43,169		Maxim Integrated Products, Inc	1,460
27,881		McCormick & Co, Inc	1,996
203,166		McDonald’s Corp	20,467
67,585		McGraw-Hill Financial, Inc	5,612
351,412		McKesson Corp	65,436
679	*	MDC Holdings, Inc	21
46,269		MDU Resources Group, Inc	1,624
30,839		Mead Johnson Nutrition Co	2,873
38,385		MeadWestvaco Corp	1,699
712,549		Medtronic, Inc	45,432
190,000		Mentor Graphics Corp	4,098
749,433		Merck & Co, Inc	43,355
837,632		Metlife, Inc	46,539
4,448	*	Mettler-Toledo International, Inc	1,126
97,049	*	MGM Mirage	2,562
183,207	*	Michael Kors Holdings Ltd	16,241
28,618	e	Microchip Technology, Inc	1,397
651,223	*	Micron Technology, Inc	21,458
4,780,385		Microsoft Corp	199,342
117,616	*	Mohawk Industries, Inc	16,271
31,019		Molson Coors Brewing Co (Class B)	2,300
446,258		Mondelez International, Inc	16,784
256,213		Monsanto Co	31,960
151,111	*	Monster Beverage Corp	10,733
49,771		Moody’s Corp	4,363
1,651,928		Morgan Stanley	53,407
47,459		Mosaic Co	2,347
35,118		Motorola, Inc	2,338
31,100		Murphy Oil Corp	2,068
429,295	*	Mylan Laboratories, Inc	22,134
71,184		Nabors Industries Ltd	2,091
29,989		NASDAQ OMX Group, Inc	1,158
122,418		National Oilwell Varco, Inc	10,081
66,236		Navient Corp	1,173
205,653		NetApp, Inc	7,510
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
17,078	*	NetFlix, Inc	$7,525
5,133	*,e	NetSuite, Inc	446
65,122	e	New York Community Bancorp, Inc	1,041
657,471		Newell Rubbermaid, Inc	20,375
130,000	*	Newfield Exploration Co	5,746
72,490		Newmont Mining Corp	1,844
54,345	*	News Corp	975
481,464		NextEra Energy, Inc	49,340
682,036		Nielsen Holdings NV	33,017
268,246		Nike, Inc (Class B)	20,802
132,108		NiSource, Inc	5,197
158,244		Noble Corp plc	5,311
354,254		Noble Energy, Inc	27,441
39,439		Nordstrom, Inc	2,679
85,535		Norfolk Southern Corp	8,813
121,322		Northeast Utilities	5,735
33,241		Northern Trust Corp	2,134
150,790		Northrop Grumman Corp	18,039
94,551	*	NOW, Inc	3,424
87,309		NRG Energy, Inc	3,248
37,405	*,e	Nuance Communications, Inc	702
102,644		Nucor Corp	5,055
150,810		Nvidia Corp	2,796
8,045	*	NVR, Inc	9,257
8,172		Oaktree Capital Group LLC	409
275,659		Occidental Petroleum Corp	28,291
16,589		Oceaneering International, Inc	1,296
15,590	*	Ocwen Financial Corp	578
30,016		OGE Energy Corp	1,173
115,411		Omnicare, Inc	7,683
66,282		Omnicom Group, Inc	4,721
4,887	*	ONE Gas, Inc	184
102,615		Oneok, Inc	6,986
1,372,663		Oracle Corp	55,634
39,764	*	O’Reilly Automotive, Inc	5,988
326,043	*	Orient-Express Hotels Ltd	4,741
130,000		Oshkosh Truck Corp	7,219
341,483	*	Owens Corning, Inc	13,209
23,927	*	Owens-Illinois, Inc	829
61,511		Paccar, Inc	3,865
90,000		Packaging Corp of America	6,434
17,022		Pall Corp	1,454
90,000	*	Parexel International Corp	4,756
37,243		Parker Hannifin Corp	4,683
19,832		PartnerRe Ltd	2,166
12,697		Patterson Cos, Inc	502
49,748		Paychex, Inc	2,068
36,896	e	Peabody Energy Corp	603
33,890	*	Penn National Gaming, Inc	411
47,731		People’s United Financial, Inc	724
35,250		Pepco Holdings, Inc	969
877,458		PepsiCo, Inc	78,392
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
77,858		Perrigo Co plc	$11,349
24,226	e	Petsmart, Inc	1,449
4,654,360		Pfizer, Inc	138,141
69,228		PG&E Corp	3,324
15,836	*,e	Pharmacyclics, Inc	1,421
542,186		Philip Morris International, Inc	45,712
622,727		Phillips 66	50,086
129,659		Phillips-Van Heusen Corp	15,118
400,000	*	Pilgrim’s Pride Corp	10,944
15,378		Pinnacle West Capital Corp	889
44,585		Pioneer Natural Resources Co	10,246
26,790		Plum Creek Timber Co, Inc	1,208
111,240		PNC Financial Services Group, Inc	9,906
37,206		Polaris Industries, Inc	4,846
75,000	*,e	Portfolio Recovery Associates, Inc	4,465
68,502		PPG Industries, Inc	14,396
160,045		PPL Corp	5,686
44,095		Praxair, Inc	5,858
56,724		Precision Castparts Corp	14,317
49,494	*	Premier, Inc	1,435
17,666	*	Priceline.com, Inc	21,252
74,617		Principal Financial Group	3,767
1,373,021		Procter & Gamble Co	107,906
88,368		Progressive Corp	2,241
75,028		Prologis, Inc	3,083
197,863		Prudential Financial, Inc	17,564
128,099		Public Service Enterprise Group, Inc	5,225
57,998		Public Storage, Inc	9,938
586,118		Pulte Homes, Inc	11,816
25,512	*	Qiagen NV	617
1,215,920		Qualcomm, Inc	96,301
32,845	*	Quanta Services, Inc	1,136
21,988	e	Quest Diagnostics, Inc	1,290
25,031		Questar Market Resources, Inc	864
130,000	e	Questcor Pharmaceuticals, Inc	12,024
11,141	*	Quintiles Transnational Holdings, Inc	594
17,546	*	Rackspace Hosting, Inc	591
8,944		Ralph Lauren Corp	1,437
64,562		Range Resources Corp	5,614
17,493		Raymond James Financial, Inc	887
5,915	*	Rayonier Advanced Materials, Inc	229
17,744		Rayonier, Inc	631
61,843		Raytheon Co	5,705
188,981	*	Realogy Holdings Corp	7,126
31,257	e	Realty Income Corp	1,388
28,581	*	Red Hat, Inc	1,580
167,000		Regal-Beloit Corp	13,120
12,667		Regency Centers Corp	705
19,598	*	Regeneron Pharmaceuticals, Inc	5,536
383,730		Regions Financial Corp	4,075
60,000		Reliance Steel & Aluminum Co	4,423
11,377		RenaissanceRe Holdings Ltd	1,217
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
170,270		Republic Services, Inc	$6,465
20,785	e	Resmed, Inc	1,052
113,600		Reynolds American, Inc	6,856
35,325		Robert Half International, Inc	1,686
10,563		Rock-Tenn Co (Class A)	1,115
56,997		Rockwell Automation, Inc	7,134
32,469		Rockwell Collins, Inc	2,537
72,074		Roper Industries, Inc	10,524
38,191		Ross Stores, Inc	2,526
220,000	*	Rovi Corp	5,271
5,751		Rowan Cos plc	184
131,561		Royal Caribbean Cruises Ltd	7,315
35,018		Safeway, Inc	1,203
555,116	*	Salesforce.com, Inc	32,241
122,000	*	Salix Pharmaceuticals Ltd	15,049
188,626		SanDisk Corp	19,698
258,096	*	SBA Communications Corp (Class A)	26,403
33,084		SCANA Corp	1,780
752,411		Schlumberger Ltd	88,747
21,470		Scripps Networks Interactive (Class A)	1,742
708,978		Seagate Technology, Inc	40,284
137,084		Sealed Air Corp	4,684
5,175	*,e	Sears Holdings Corp	207
21,402		SEI Investments Co	701
329,758		Sempra Energy	34,529
22,929	*	Sensata Technologies Holding BV	1,073
19,236	*	ServiceNow, Inc	1,192
31,827		Sherwin-Williams Co	6,585
18,330		Sigma-Aldrich Corp	1,860
100,702		Simon Property Group, Inc	16,745
466,660	*,e	Sirius XM Holdings, Inc	1,615
100,200	*	Skyworks Solutions, Inc	4,705
23,966		SL Green Realty Corp	2,622
20,197		SLM Corp	168
132,940		Southern Co	6,033
413,449		Southwest Airlines Co	11,105
131,161	*	Southwestern Energy Co	5,967
233,059		SPDR Trust Series 1	45,614
199,996		Spectra Energy Corp	8,496
120,000	*	Spirit Airlines, Inc	7,589
127,952	*	Sprint Corp	1,091
9,581		SPX Corp	1,037
79,620		St. Jude Medical, Inc	5,514
50,000		St. Mary Land & Exploration Co	4,205
301,438		Stanley Works	26,472
165,980		Staples, Inc	1,799
223,859		Starbucks Corp	17,322
72,718		Starwood Hotels & Resorts Worldwide, Inc	5,877
120,000		Starwood Property Trust, Inc	2,852
145,000	*	Starz-Liberty Capital	4,320
305,684		State Street Corp	20,560
53,470	*	Stericycle, Inc	6,332
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
63,456		Stryker Corp	$5,351
103,887		SunTrust Banks, Inc	4,162
40,351		Superior Energy Services	1,458
179,106		Symantec Corp	4,102
152,495	*	Synopsys, Inc	5,920
87,529		Sysco Corp	3,278
276,756		T Rowe Price Group, Inc	23,361
90,001		Target Corp	5,216
835,894		TCF Financial Corp	13,684
63,928		TD Ameritrade Holding Corp	2,004
100,000	*	Tenneco, Inc	6,570
23,400	*	Teradata Corp	941
32,793	*,e	Tesla Motors, Inc	7,872
63,653		Tesoro Corp	3,735
274,182		Texas Instruments, Inc	13,103
96,503		Textron, Inc	3,695
386,006		Thermo Electron Corp	45,549
170,710	e	Thomson Corp (Toronto)	6,215
32,942		Tiffany & Co	3,302
122,653		Time Warner Cable, Inc	18,067
542,663		Time Warner, Inc	38,122
13,078	*	Time, Inc	317
220,763		TJX Companies, Inc	11,734
389,110	*	T-Mobile US, Inc	13,082
41,623	*	Toll Brothers, Inc	1,536
56,577		Torchmark Corp	4,635
43,389		Total System Services, Inc	1,363
10,545		Towers Watson & Co	1,099
63,633		Tractor Supply Co	3,843
115,135		TransDigm Group, Inc	19,257
38,138		Transocean Ltd	1,713
55,000	e	Transocean Ltd (NYSE)	2,477
53,760		Travelers Cos, Inc	5,057
148,395	*,e	TRI Pointe Homes, Inc	2,333
31,500	*	Tribune Co	2,679
37,788	*	Trimble Navigation Ltd	1,396
240,000		Trinity Industries, Inc	10,493
54,776	*	TripAdvisor, Inc	5,952
120,599	*	TRW Automotive Holdings Corp	10,796
271,465	*	Tumi Holdings, Inc	5,465
439,037		Twenty-First Century Fox, Inc	15,432
67,169		Twenty-First Century Fox, Inc (Class B)	2,299
20,157	*	Twitter, Inc	826
1,113,876		Tyco International Ltd	50,793
395,381		Tyson Foods, Inc (Class A)	14,843
332,112	*	UAL Corp	13,640
36,043		UDR, Inc	1,032
93,933	*	Ulta Salon Cosmetics & Fragrance, Inc	8,586
24,364	*,e	Under Armour, Inc (Class A)	1,449
833,928		Union Pacific Corp	83,184
197,433		United Parcel Service, Inc (Class B)	20,268
159,527	*	United Rentals, Inc	16,707
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
477,441		United Technologies Corp	$55,121
202,324		UnitedHealth Group, Inc	16,540
22,513		Universal Health Services, Inc (Class B)	2,156
67,984		UnumProvident Corp	2,363
17,018	*	Urban Outfitters, Inc	576
411,929		US Bancorp	17,845
41,313		US Silica Holdings Inc	2,290
229,805	*,e	USG Corp	6,924
500,444		Valero Energy Corp	25,072
28,561	*	Vantiv, Inc	960
16,131	*	Varian Medical Systems, Inc	1,341
132,427		Ventas, Inc	8,489
90,000	*	Verint Systems, Inc	4,415
20,027	*,e	VeriSign, Inc	978
98,240	*	Verisk Analytics, Inc	5,896
2,350,269		Verizon Communications, Inc	114,999
59,002		Verizon Communications, Inc (New)	2,886
59,173	*	Vertex Pharmaceuticals, Inc	5,603
232,724		VF Corp	14,662
540,432		Viacom, Inc (Class B)	46,872
435,314		Visa, Inc (Class A)	91,725
200,000		Vishay Intertechnology, Inc	3,098
70,000	*	Visteon Corp	6,791
86,366	*,e	VMware, Inc (Class A)	8,361
302,806		Vornado Realty Trust	32,318
13,008		Voya Financial, Inc	473
33,342		Vulcan Materials Co	2,126
27,991		W.R. Berkley Corp	1,296
10,454		W.W. Grainger, Inc	2,658
173,980		Walgreen Co	12,897
331,121		Wal-Mart Stores, Inc	24,857
1,347,083		Walt Disney Co	115,499
399,000	e	Walter Energy, Inc	2,175
34,999	*	Washington Prime Group, Inc	656
65,777		Waste Management, Inc	2,942
22,188	*	Waters Corp	2,317
959,807	*	Weatherford International Ltd	22,076
27,899	*	WellCare Health Plans, Inc	2,083
203,134		WellPoint, Inc	21,859
4,014,701		Wells Fargo & Co	211,013
186,657		Western Digital Corp	17,228
83,354	e	Western Union Co	1,445
104,341		Westlake Chemical Corp	8,740
87,657		Weyerhaeuser Co	2,901
33,085		Whirlpool Corp	4,606
29,852	*	Whiting Petroleum Corp	2,396
127,709		Whole Foods Market, Inc	4,933
400,800		Williams Cos, Inc	23,331
24,156		Willis Group Holdings plc	1,046
89,617	e	Windstream Holdings, Inc	893
57,343		Wisconsin Energy Corp	2,691
84,155	*	Workday, Inc	7,562
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATES	MATURITY DATE	VALUE (000)
50,000	*	WR Grace & Co			$4,727
58,280		Wyndham Worldwide Corp			4,413
20,237		Wynn Resorts Ltd			4,200
158,943		Xcel Energy, Inc			5,123
843,044		Xerox Corp			10,487
68,282		Xilinx, Inc			3,230
48,270		Xylem, Inc			1,886
762,208	*	Yahoo!, Inc			26,776
76,233		Yum! Brands, Inc			6,190
43,139		Zimmer Holdings, Inc			4,480
370,297		Zoetis Inc			11,949
650,000	*	Zynga, Inc			2,087
		TOTAL UNITED STATES			10,574,036
		TOTAL COMMON STOCKS			19,423,740
		(Cost $15,951,165)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc			0	^
		TOTAL AUSTRALIA			0	^

HONG KONG - 0.0%
53,448	m	HKT Trust and HKT Ltd			16
109,814	e	Sun Hung Kai Properties Ltd			143
		TOTAL HONG KONG			159

MALAYSIA - 0.0%
115,180		Public Bank BHD			197
		TOTAL MALAYSIA			197

SPAIN - 0.0%
335,600		Acerinox S.A.			204
1,294,449		Repsol S.A.			881
		TOTAL SPAIN			1,085

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc			59
		TOTAL UNITED STATES			59

		TOTAL RIGHTS / WARRANTS			1,500
		(Cost $1,099)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT AGENCY DEBT - 0.3%
$9,100,000	d	Federal Home Loan Bank (FHLB)	0.050%	08/08/14	9,100
24,368,000	d	FHLB	0.060	08/20/14	24,366
3,760,000		FHLB	0.085	11/12/14	3,758
5,000,000		FHLB	0.055	07/25/14	5,000
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	RATES	MATURITY DATE	VALUE (000)
$15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060%	08/26/14	$14,999
		TOTAL GOVERNMENT AGENCY DEBT			57,223

TREASURY DEBT - 1.0%
11,400,000	d	United States Treasury Bill	0.060	07/31/14	11,399
2,000,000	d	United States Treasury Bill	0.078	08/21/14	2,000
1,900,000		United States Treasury Bill	0.080	09/04/14	1,900
10,500,000	d	United States Treasury Bill	0.040-0.073	11/13/14	10,498
4,000,000		United States Treasury Bill	0.046	11/20/14	3,999
2,600,000		United States Treasury Bill	0.091	12/11/14	2,599
5,500,000		United States Treasury Bill	0.050	02/05/15	5,498
3,800,000	d	United States Treasury Bill	0.080	03/05/15	3,799
14,300,000	d	United States Treasury Bill	0.080	04/02/15	14,293
5,600,000		United States Treasury Bill	0.095	04/30/15	5,597
40,500,000		United States Treasury Bill	0.091-0.096	05/28/15	40,466
89,000,000		United States Treasury Bill	0.096-0.101	06/25/15	88,907
		TOTAL TREASURY DEBT			190,955

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
CERTIFICATE OF DEPOSIT - 0.4%
25,000,000		Bank of Montreal Head Office	0.030	07/01/14	25,000
25,000,000		CIBC Bank and Trust Company	0.010	07/01/14	25,000
25,000,000		National Australia Bank Ltd	0.030	07/01/14	25,000
		TOTAL CERTIFICATE OF DEPOSIT			75,000

REPURCHASE AGREEMENT - 1.2%
126,000,000	n	Calyon	0.080	07/01/14	126,000
50,000,000	o	Goldman Sachs	0.060	07/03/14	50,000
50,000,000	p	HSBC	0.060	07/03/14	50,000
13,000,000	q	Societe Generale	0.100	07/01/14	13,000
		TOTAL REPURCHASE AGREEMENT			239,000

TREASURY DEBT - 0.1%
7,000,000		United States Treasury Bill	0.103	08/14/14	6,999
15,000,000		United States Treasury Bill	0.079	09/25/14	14,999
		TOTAL TREASURY DEBT			21,998

VARIABLE RATE SECURITIES - 0.2%
1,523,289	i	Granite Master Issuer plc 2006	0.031	12/20/50	1,513
1,305,677	i	Granite Master Issuer plc 2007	0.020	12/20/50	1,295
847,785	i	Medallion Trust 2005	0.030	08/22/36	846
117,896	i	Nelnet Student Loan Trust 2007	0.483	09/25/18	118
1,333,750	i	Puma Finance Ltd	0.027	02/21/38	1,319
30,000,000	i	SLM Student Loan Trust 2007	0.118	01/25/19	29,742
2,592,606	i	SLM Student Loan Trust 2008	0.579	10/25/16	2,593
		TOTAL VARIABLE RATE SECURITIES			37,426

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			373,424
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER	VALUE (000)
	TOTAL SHORT-TERM INVESTMENTS	$621,602
	(Cost $621,766)
	TOTAL INVESTMENTS - 101.7%	20,046,842
	(Cost $16,574,030)
	OTHER ASSETS & LIABILITIES, NET - (1.7)%	(333,607)
	NET ASSETS - 100.0%	$19,713,235

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $605,229,000.
i	Floating or variable rate security. Coupon rate reflects the rate at the period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Calyon, 0.08% dated 6/30/14 to be repurchased at $126,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $128,520,000.
o	Agreement with Goldman Sachs, 0.06% dated 6/30/14 to be repurchased at $50,000,000 on 7/3/14, collateralized by U.S. Government Agency Securities valued at $51,000,000.
p	Agreement with HSBC, 0.06% dated 6/30/14 to be repurchased at $50,002,000 on 7/3/14, collateralized by U.S. Government Agency Securities valued at $50,002,000.
q	Agreement with Societe Generale, 0.10% dated 6/30/14 to be repurchased at $13,000,000 on 7/1/14, collateralized by U.S. Government Agency Securities valued at $13,260,000.

Cost amounts are in thousands.

235

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2014

SECTOR	VALUE (000)	% OF NET ASSETS
FINANCIALS	$3,939,458	19.9%
CONSUMER DISCRETIONARY	2,866,509	14.5
INFORMATION TECHNOLOGY	2,691,133	13.7
HEALTH CARE	2,543,357	12.9
INDUSTRIALS	2,396,577	12.2
ENERGY	1,732,082	8.8
CONSUMER STAPLES	1,362,158	6.9
MATERIALS	953,462	4.8
TELECOMMUNICATION SERVICES	496,739	2.5
UTILITIES	443,765	2.3
SHORT-TERM INVESTMENTS	621,602	3.2
OTHER ASSETS & LIABILITIES, NET	(333,607)	(1.7)

NET ASSETS	$19,713,235	100.0%

236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.0%
537,564		BorgWarner, Inc	$35,044
1,005,847		Delphi Automotive plc	69,142
1,180,843		General Motors Co	42,865
405,499		Gentex Corp	11,796
1,095,836		Goodyear Tire & Rubber Co	30,442
90,309		Harley-Davidson, Inc	6,308
73,190		Johnson Controls, Inc	3,654
451,935		Lear Corp	40,367
220,400		Magna International, Inc (Class A) (NY)	23,748
139,040		Renault S.A.	12,568
309,600	*	Tenneco, Inc	20,341
290,798	*,e	Tesla Motors, Inc	69,809
18,212		Thor Industries, Inc	1,036
158,700		Toyota Motor Corp	9,502
198,500	*	TRW Automotive Holdings Corp	17,770
179,400	*	Visteon Corp	17,403
		TOTAL AUTOMOBILES & COMPONENTS	411,795

BANKS - 0.2%
1,606,300		Huntington Bancshares, Inc	15,324
8,977	*,e	Nationstar Mortgage Holdings, Inc	326
41,571	*	Ocwen Financial Corp	1,542
18,250	*	Signature Bank	2,303
1,824	*	SVB Financial Group	213
548,500		Wells Fargo & Co	28,829
		TOTAL BANKS	48,537

CAPITAL GOODS - 6.3%
1,023,025		3M Co	146,538
173,299		A.O. Smith Corp	8,592
38,972		Acuity Brands, Inc	5,388
167,063		Allegion plc	9,469
77,000		Alliant Techsystems, Inc	10,312
54,432		Allison Transmission Holdings, Inc	1,693
100,658		Ametek, Inc	5,262
18,745	*	Armstrong World Industries, Inc	1,077
43,500	*	BE Aerospace, Inc	4,023
1,066,640		Boeing Co	135,709
53,915		Caterpillar, Inc	5,859
42,319		Chicago Bridge & Iron Co NV	2,886
40,013	*	Colfax Corp	2,983
137,037		Crane Co	10,190
327,205		Cummins, Inc	50,484
59,008		Danaher Corp	4,646
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
33,073		Deere & Co	$2,995
56,465		Donaldson Co, Inc	2,390
52,115		Dover Corp	4,740
216,652		Emerson Electric Co	14,377
122,916	e	Fastenal Co	6,083
58,358		Flowserve Corp	4,339
221,615		Fluor Corp	17,042
477,133		Fortune Brands Home & Security, Inc	19,052
41,190		Foster Wheeler AG.	1,403
94,200		General Dynamics Corp	10,979
983,825		General Electric Co	25,855
25,156		Graco, Inc	1,964
43,780	*	HD Supply Holdings, Inc	1,243
42,323	*	Hexcel Corp	1,731
1,205,482		Honeywell International, Inc	112,049
4,955		Hubbell, Inc (Class B)	610
251,162		Huntington Ingalls	23,757
31,553		IDEX Corp	2,548
139,429		Illinois Tool Works, Inc	12,208
391,290		Ingersoll-Rand plc	24,460
10,369		ITT Corp	499
264,934	e	Joy Global, Inc	16,315
43,000		L-3 Communications Holdings, Inc	5,192
103,805		Lennox International, Inc	9,298
14,457		Lincoln Electric Holdings, Inc	1,010
268,213		Lockheed Martin Corp	43,110
54,803		Manitowoc Co, Inc	1,801
765,378		Masco Corp	16,991
152,532	*,e	Middleby Corp	12,617
15,175	*	MRC Global, Inc	429
66,615		MSC Industrial Direct Co (Class A)	6,371
3,675	*,e	Navistar International Corp	138
25,844		Nordson Corp	2,072
39,500		Northrop Grumman Corp	4,725
3,737	*	NOW, Inc	135
203,300		Oshkosh Truck Corp	11,289
347,300	*	Owens Corning, Inc	13,434
134,284		Paccar, Inc	8,437
184,407		Pall Corp	15,747
32,251		Parker Hannifin Corp	4,055
5,532		Pentair plc	399
188,895		Precision Castparts Corp	47,677
19,672	*	Quanta Services, Inc	680
200,808		Rockwell Automation, Inc	25,133
50,388		Rockwell Collins, Inc	3,937
354,443		Roper Industries, Inc	51,752
290,720		Safran S.A.	19,032
76,059		Snap-On, Inc	9,015
17,548	*,e	SolarCity Corp	1,239
252,515	*	Spirit Aerosystems Holdings, Inc (Class A)	8,510
6,075		Stanley Works	534
670,200		Textron, Inc	25,662
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,160		Timken Co	$147
75,651		Toro Co	4,811
21,316		TransDigm Group, Inc	3,565
541,525		Trinity Industries, Inc	23,675
4,718		Triumph Group, Inc	329
239,280	*	United Rentals, Inc	25,060
116,240		United Technologies Corp	13,420
357,111	*	USG Corp	10,760
5,902	e	Valmont Industries, Inc	897
386,765		W.W. Grainger, Inc	98,343
142,458	*	WABCO Holdings, Inc	15,217
40,194		Westinghouse Air Brake Technologies Corp	3,320
55,058		Xylem, Inc	2,152
		TOTAL CAPITAL GOODS	1,263,867

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
33,283		Cintas Corp	2,115
18,477	*	Clean Harbors, Inc	1,187
649,228	e	CNH Industrial NV (NYSE)	6,635
44,613	*	Copart, Inc	1,604
16,141		Covanta Holding Corp	333
5,469		Dun & Bradstreet Corp	603
26,986		Equifax, Inc	1,958
27,345	*	IHS, Inc (Class A)	3,710
65,652		Iron Mountain, Inc	2,327
23,180		KAR Auction Services, Inc	739
118,700		Manpower, Inc	10,072
2,357,077		Nielsen Holdings NV	114,106
35,602		Pitney Bowes, Inc	983
8,989		R.R. Donnelley & Sons Co	152
57,757		Robert Half International, Inc	2,757
24,131		Rollins, Inc	724
457,222	*	Stericycle, Inc	54,144
170,049		Tyco International Ltd	7,754
1,689,467	*	Verisk Analytics, Inc	101,402
31,115		Waste Connections, Inc	1,511
16,575		Waste Management, Inc	741
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	315,557

CONSUMER DURABLES & APPAREL - 2.8%
22,058		Carter’s, Inc	1,520
113,342		Coach, Inc	3,875
14,296	*,e	Deckers Outdoor Corp	1,234
196,533		DR Horton, Inc	4,831
180,404	*	Fossil Group, Inc	18,856
179,740		Garmin Ltd	10,946
167,263	*	GoPro, Inc	6,782
359,810		Hanesbrands, Inc	35,420
28,135		Harman International Industries, Inc	3,023
40,060		Hasbro, Inc	2,125
708,059	*	Jarden Corp	42,023
190,932	*	Kate Spade & Co	7,282
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
28,300		Leggett & Platt, Inc	$970
4,444		Lennar Corp (Class A)	187
1,121,679	e	Luxottica Group S.p.A.	64,952
435,805		LVMH Moet Hennessy Louis Vuitton S.A.	84,097
50,790		Mattel, Inc	1,979
649,554	*	Michael Kors Holdings Ltd	57,583
68,526		Newell Rubbermaid, Inc	2,124
1,451,039		Nike, Inc (Class B)	112,528
29,126	*	NVR, Inc	33,512
29,623		Phillips-Van Heusen Corp	3,454
26,554		Polaris Industries, Inc	3,458
2,200,200		Pulte Homes, Inc	44,356
18,353		Ralph Lauren Corp	2,949
24,234	*	Tempur-Pedic International, Inc	1,447
21,492		Tupperware Corp	1,799
71,486	*,e	Under Armour, Inc (Class A)	4,253
143,033		VF Corp	9,011
2,202		Whirlpool Corp	307
		TOTAL CONSUMER DURABLES & APPAREL	566,883

CONSUMER SERVICES - 3.0%
145,640		ARAMARK Holdings Corp	3,769
15,528	*	Bally Technologies, Inc	1,020
28,216		Brinker International, Inc	1,373
40,574		Burger King Worldwide, Inc	1,104
47,877	*	Chipotle Mexican Grill, Inc (Class A)	28,368
1,182		Choice Hotels International, Inc	56
138,900		Domino’s Pizza, Inc	10,152
42,637		Dunkin Brands Group, Inc	1,953
524,000		Extended Stay America, Inc	12,136
112,458		H&R Block, Inc	3,770
368,929	*	Hilton Worldwide Holdings, Inc	8,596
344,100	*	Hyatt Hotels Corp	20,983
534,672		Interval Leisure Group, Inc	11,731
1,348,230		Las Vegas Sands Corp	102,762
827,924		Marriott International, Inc (Class A)	53,070
626,912		McDonald’s Corp	63,155
3,930,000	*,g	Merlin Entertainments plc	24,092
13,087	*	MGM Mirage	345
34,698	*	Norwegian Cruise Line Holdings Ltd	1,100
86,733	*	Panera Bread Co (Class A)	12,995
28,146		SeaWorld Entertainment, Inc	797
69,336		Service Corp International	1,437
316,076		Six Flags Entertainment Corp	13,449
1,783,814		Starbucks Corp	138,032
34,282		Starwood Hotels & Resorts Worldwide, Inc	2,771
286,738		Wyndham Worldwide Corp	21,712
44,614		Wynn Resorts Ltd	9,260
608,465		Yum! Brands, Inc	49,407
		TOTAL CONSUMER SERVICES	599,395
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 4.5%
486,858	*	Affiliated Managers Group, Inc	$100,000
99,818	*	Ally Financial, Inc	2,387
755,074		American Express Co	71,634
954,689		Ameriprise Financial, Inc	114,563
11,387		Artisan Partners Asset Management, Inc	646
64,535		BlackRock, Inc	20,625
1,320,398		Blackstone Group LP	44,154
126,500		Capital One Financial Corp	10,449
221,934		CBOE Holdings, Inc	10,921
615,458		Charles Schwab Corp	16,574
587,000		Discover Financial Services	36,382
50,818		Eaton Vance Corp	1,920
26,925	e	Federated Investors, Inc (Class B)	833
136,141		Franklin Resources, Inc	7,874
536,080		IntercontinentalExchange Group, Inc	101,265
429,192		Invesco Ltd	16,202
800,000	e	iShares Russell 1000 Growth Index Fund	72,744
52,429		Lazard Ltd (Class A)	2,703
16,860		Legg Mason, Inc	865
25,035		Leucadia National Corp	657
36,115		LPL Financial Holdings, Inc	1,796
979,017		McGraw-Hill Financial, Inc	81,288
1,581,269		Moody’s Corp	138,614
372,500		Morgan Stanley	12,043
20,287	*	MSCI, Inc (Class A)	930
15,283		Oaktree Capital Group LLC	764
2,554		Santander Consumer USA Holdings, Inc	50
201,300		SEI Investments Co	6,597
53,944		SLM Corp	448
140,811		T Rowe Price Group, Inc	11,886
97,168		TD Ameritrade Holding Corp	3,046
175,963		Waddell & Reed Financial, Inc (Class A)	11,014
		TOTAL DIVERSIFIED FINANCIALS	901,874

ENERGY - 5.1%
89,849		Anadarko Petroleum Corp	9,836
21,926	*	Antero Resources Corp	1,439
375,741		Apache Corp	37,807
21,186	*	Athlon Energy, Inc	1,011
5,769	*	Atwood Oceanics, Inc	303
152,370		Baker Hughes, Inc	11,344
172,882		Cabot Oil & Gas Corp	5,902
239,351	*	Cameron International Corp	16,207
181,228	*	Cheniere Energy, Inc	12,994
50,127		Chesapeake Energy Corp	1,558
4,349		Cimarex Energy Co	624
131,879	*	Cobalt International Energy, Inc	2,420
246,109	*	Concho Resources, Inc	35,563
18,128	*,e	Continental Resources, Inc	2,865
35,141	e	CVR Energy, Inc	1,693
32,214	*	Dresser-Rand Group, Inc	2,053
16,771	*	Dril-Quip, Inc	1,832

241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,947,759		EOG Resources, Inc	$227,615
56,906		Equitable Resources, Inc	6,083
97,579	*	FMC Technologies, Inc	5,959
6,702		Frank’s International NV	165
28,308	*	Gulfport Energy Corp	1,778
1,742,131		Halliburton Co	123,709
147,047		Helmerich & Payne, Inc	17,074
15,069		Holly Corp	658
74,970		Kinder Morgan, Inc	2,718
44,885	*	Kosmos Energy LLC	504
28,225	*	Laredo Petroleum Holdings, Inc	874
77,448		Marathon Petroleum Corp	6,046
12,221		Nabors Industries Ltd	359
15,063		National Oilwell Varco, Inc	1,240
354,491		Noble Energy, Inc	27,459
41,049	*	Oasis Petroleum, Inc	2,294
188,001		Oceaneering International, Inc	14,689
47,437		Oneok, Inc	3,230
30,482		Patterson-UTI Energy, Inc	1,065
8,227		PBF Energy, Inc	219
495,707		Phillips 66	39,870
115,423		Pioneer Natural Resources Co	26,525
7,837		Questar Market Resources, Inc	270
67,499		Range Resources Corp	5,869
19,292	*	Rice Energy, Inc	587
272,421		RPC, Inc	6,399
1,681,227		Schlumberger Ltd	198,301
43,375	e	Seadrill Ltd	1,733
310,061	*	Southwestern Energy Co	14,105
321,145		St. Mary Land & Exploration Co	27,008
4,424		Superior Energy Services	160
15,598		Targa Resources Investments, Inc	2,177
8,614		Teekay Corp	536
23,002		Tesoro Corp	1,350
18,857	*	Ultra Petroleum Corp	560
595,520		Valero Energy Corp	29,836
205,573	*	Whiting Petroleum Corp	16,497
1,110,501		Williams Cos, Inc	64,642
58,641		World Fuel Services Corp	2,887
		TOTAL ENERGY	1,028,501

FOOD & STAPLES RETAILING - 1.4%
668,548		Costco Wholesale Corp	76,990
677,001		CVS Corp	51,026
1,552,118		Kroger Co	76,721
269,503	*	Rite Aid Corp	1,932
40,411	*,e	Sprouts Farmers Market, Inc	1,322
90,616		Sysco Corp	3,394
869,791		Walgreen Co	64,478
194,745		Wal-Mart Stores, Inc	14,619
66,526		Whole Foods Market, Inc	2,570
		TOTAL FOOD & STAPLES RETAILING	293,052

242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 4.1%
2,959,794		Altria Group, Inc	$124,134
377,096		Archer Daniels Midland Co	16,634
63,578		Brown-Forman Corp (Class B)	5,987
47,633		Campbell Soup Co	2,182
2,962,393		Coca-Cola Co	125,487
747,335		Coca-Cola Enterprises, Inc	35,708
138,245	*	Constellation Brands, Inc (Class A)	12,183
321,584		Dr Pepper Snapple Group, Inc	18,838
68,690		Flowers Foods, Inc	1,448
254,142		General Mills, Inc	13,353
18,968	*	Hain Celestial Group, Inc	1,683
61,391		Hershey Co	5,978
32,041		Hillshire Brands Co	1,996
219,137		Hormel Foods Corp	10,814
4,240		Ingredion, Inc	318
98,385		Kellogg Co	6,464
612,492		Keurig Green Mountain, Inc	76,323
303,753		Kraft Foods Group, Inc	18,210
468,269		Lorillard, Inc	28,550
53,412		McCormick & Co, Inc	3,824
83,287		Mead Johnson Nutrition Co	7,760
622,089	*	Monster Beverage Corp	44,187
1,484,545		PepsiCo, Inc	132,629
568,920		Philip Morris International, Inc	47,966
815,200	*	Pilgrim’s Pride Corp	22,304
97,410		Reynolds American, Inc	5,879
535,200		Suntory Beverage & Food Ltd	20,978
332,989		Tyson Foods, Inc (Class A)	12,500
295,822	*	WhiteWave Foods Co (Class A)	9,576
		TOTAL FOOD, BEVERAGE & TOBACCO	813,893

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
1,254,276		Abbott Laboratories	51,300
445,710		Aetna, Inc	36,138
112,422	*	Align Technology, Inc	6,300
27,656	*	Allscripts Healthcare Solutions, Inc	444
94,658		AmerisourceBergen Corp	6,878
15,641	*	athenahealth, Inc	1,957
86,931		Bard (C.R.), Inc	12,432
230,131		Baxter International, Inc	16,638
190,064		Becton Dickinson & Co	22,485
52,069	*	Boston Scientific Corp	665
51,791	*	Brookdale Senior Living, Inc	1,727
11,360		Cardinal Health, Inc	779
336,600	*	CareFusion Corp	14,928
381,950	*	Catamaran Corp	16,867
99,964	*	Centene Corp	7,558
737,931	*	Cerner Corp	38,062
177,579		Cigna Corp	16,332
14,385		Cooper Cos, Inc	1,950

243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
233,493	*	DaVita, Inc	$16,886
15,653		Dentsply International, Inc	741
115,336	*	Edwards Lifesciences Corp	9,900
33,503	*	Envision Healthcare Holdings, Inc	1,203
318,371	*	Express Scripts Holding Co	22,073
264,832	*	HCA Holdings, Inc	14,931
248,900		Healthsouth Corp	8,928
35,404	*	Henry Schein, Inc	4,201
34,780	*	Hologic, Inc	882
88,200		Humana, Inc	11,265
66,728	*	Idexx Laboratories, Inc	8,913
30,310	*	IMS Health Holdings, Inc	778
14,794	*	Intuitive Surgical, Inc	6,092
13,994	*	Laboratory Corp of America Holdings	1,433
534,508		McKesson Corp	99,531
493,400	*	Olympus Corp	16,976
6,250		Patterson Cos, Inc	247
27,260	*	Pediatrix Medical Group, Inc	1,585
525,161	*	Premier, Inc	15,230
58,211	e	Resmed, Inc	2,947
16,051	*	Sirona Dental Systems, Inc	1,324
300,786		St. Jude Medical, Inc	20,829
82,837		Stryker Corp	6,985
38,524	*	Tenet Healthcare Corp	1,808
227,430		Universal Health Services, Inc (Class B)	21,779
58,612	*	Varian Medical Systems, Inc	4,873
15,559	*,e	Veeva Systems, Inc	396
347,000		WellPoint, Inc	37,341
4,213		Zimmer Holdings, Inc	438
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	593,955

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
432,399		Avon Products, Inc	6,317
242,355		Church & Dwight Co, Inc	16,953
44,880	e	Clorox Co	4,102
418,035		Colgate-Palmolive Co	28,502
16,479		Coty, Inc	282
1,670,193		Estee Lauder Cos (Class A)	124,029
127,442	e	Herbalife Ltd	8,225
129,102		Kimberly-Clark Corp	14,359
24,143		Nu Skin Enterprises, Inc (Class A)	1,785
61,878		Procter & Gamble Co	4,863
8,517		Spectrum Brands, Inc	733
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	210,150

INSURANCE - 0.8%
215,919		ACE Ltd	22,391
240,800		Allstate Corp	14,140
4,781		American Financial Group, Inc	285
95,783		Aon plc	8,629
61,688		Arthur J. Gallagher & Co	2,875
346,400		Axis Capital Holdings Ltd	15,338

244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
4,758		Brown & Brown, Inc	$146
9,746		Erie Indemnity Co (Class A)	733
67,400		Fidelity National Title Group, Inc (Class A)	2,208
363,805		Marsh & McLennan Cos, Inc	18,852
346,700		Metlife, Inc	19,263
117,700		PartnerRe Ltd	12,854
213,800		Prudential Financial, Inc	18,979
7,922		Reinsurance Group of America, Inc (Class A)	625
145,900		Travelers Cos, Inc	13,725
		TOTAL INSURANCE	151,043

MATERIALS - 4.4%
30,718		Airgas, Inc	3,345
13,607		Albemarle Corp	973
7,897		Aptargroup, Inc	529
269,107		Avery Dennison Corp	13,792
217,518		Ball Corp	13,634
221,049	*	Berry Plastics Group, Inc	5,703
5,548		Celanese Corp (Series A)	356
50,145		CF Industries Holdings, Inc	12,061
13,542		Compass Minerals International, Inc	1,296
57,289	*	Crown Holdings, Inc	2,851
1,751		Cytec Industries, Inc	184
736,988		Dow Chemical Co	37,925
406,277		Du Pont (E.I.) de Nemours & Co	26,587
19,778		Eagle Materials, Inc	1,865
214,700		Eastman Chemical Co	18,754
110,200		Ecolab, Inc	12,270
56,508		FMC Corp	4,023
973,900	*	Graphic Packaging Holding Co	11,395
58,576		Huntsman Corp	1,646
33,546		International Flavors & Fragrances, Inc	3,498
27,752		International Paper Co	1,401
1,756,869		LyondellBasell Industries AF S.C.A	171,558
19,622	e	Martin Marietta Materials, Inc	2,591
1,673,221		Monsanto Co	208,718
3,886		NewMarket Corp	1,524
511,123	*	Owens-Illinois, Inc	17,705
392,035		Packaging Corp of America	28,026
35,141	*	Platform Specialty Products Corp	985
397,325		PPG Industries, Inc	83,498
228,962		Praxair, Inc	30,415
2,082	*	Rayonier Advanced Materials, Inc	81
2,406		Rockwood Holdings, Inc	183
50,839		RPM International, Inc	2,348
17,071		Scotts Miracle-Gro Co (Class A)	971
361,627		Sealed Air Corp	12,357
353,681		Sherwin-Williams Co	73,180
23,760		Sigma-Aldrich Corp	2,411
17,611		Silgan Holdings, Inc	895
465,820		Southern Copper Corp (NY)	14,147
3,653	*	Tahoe Resources, Inc	96

245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
241,921	*	Trinseo S.A.	$5,032
34,271		Valspar Corp	2,611
149,600		West Fraser Timber Co Ltd	7,250
448,720		Westlake Chemical Corp	37,585
27,333	*	WR Grace & Co	2,584
		TOTAL MATERIALS	880,839

MEDIA - 5.5%
25,016	*	AMC Networks, Inc	1,538
82,357	e	Cablevision Systems Corp (Class A)	1,454
262,776		CBS Corp (Class B)	16,329
32,796	*	Charter Communications, Inc	5,194
47,119		Cinemark Holdings, Inc	1,666
17,985		Clear Channel Outdoor Holdings, Inc (Class A)	147
6,334,429		Comcast Corp (Class A)	340,032
907,250	*	DIRECTV	77,125
580,253	*	Discovery Communications, Inc (Class A)	43,101
523,083	*	DISH Network Corp (Class A)	34,042
980,742		Interpublic Group of Cos, Inc	19,134
33,632		Lamar Advertising Co (Class A)	1,783
36,700	*	Liberty Global plc	1,553
315,400	*,e	Liberty Global plc (Class A)	13,947
33,782	e	Lions Gate Entertainment Corp	965
210,478	*	Live Nation, Inc	5,197
8,149		Morningstar, Inc	585
362,602	*	News Corp	6,505
106,663		Omnicom Group, Inc	7,597
6,395	e	Regal Entertainment Group (Class A)	135
44,536		Scripps Networks Interactive (Class A)	3,614
1,140,079	*,e	Sirius XM Holdings, Inc	3,945
947,199		Smiles S.A.	20,140
39,388	*	Starz-Liberty Capital	1,173
407,472		Time Warner Cable, Inc	60,021
428,000		Time Warner, Inc	30,067
487,110	*	Tribune Co	41,429
1,381,147		Twenty-First Century Fox, Inc	48,547
819,394		Viacom, Inc (Class B)	71,066
2,956,168		Walt Disney Co	253,462
		TOTAL MEDIA	1,111,493

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.3%
1,718,620		AbbVie, Inc	96,999
463,604	*	Actavis plc	103,407
18,205		Agilent Technologies, Inc	1,046
574,662	*	Alexion Pharmaceuticals, Inc	89,791
1,328,267	*	Alkermes plc	66,852
347,081		Allergan, Inc	58,733
23,272	*	Alnylam Pharmaceuticals, Inc	1,470
941,673		Amgen, Inc	111,466
785,082	*	Biogen Idec, Inc	247,544
60,347	*	BioMarin Pharmaceuticals, Inc	3,754
106,000	*	Biovail Corp	13,369
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,801,753		Bristol-Myers Squibb Co	$87,403
161,428	*	Bruker BioSciences Corp	3,918
3,350,836	*	Celgene Corp	287,770
9,956	*	Charles River Laboratories International, Inc	533
21,926	*	Covance, Inc	1,876
122,545	*	Cubist Pharmaceuticals, Inc	8,556
845,129		Eli Lilly & Co	52,542
186,169	*	Endo International plc	13,036
99,375	*	Forest Laboratories, Inc	9,838
4,756,196	*	Gilead Sciences, Inc	394,336
397,822	*	Illumina, Inc	71,027
59,766	*	Incyte Corp	3,373
5,152	*	Intercept Pharmaceuticals, Inc	1,219
61,446	*	Jazz Pharmaceuticals plc	9,033
181,548		Johnson & Johnson	18,994
60,527	*,e	Kite Pharma, Inc	1,750
11,251	*	Mallinckrodt plc	900
30,414	*	Medivation, Inc	2,344
169,137		Merck & Co, Inc	9,785
12,151	*	Mettler-Toledo International, Inc	3,076
1,149,056	*	Mylan Laboratories, Inc	59,245
267,529	*,e	Myriad Genetics, Inc	10,412
1,476,807		Novo Nordisk AS	68,159
701,973	*	NPS Pharmaceuticals, Inc	23,200
8,811		PerkinElmer, Inc	413
742,306		Perrigo Co plc	108,199
342,605		Pfizer, Inc	10,168
24,188	*,e	Pharmacyclics, Inc	2,170
343,181	e	Questcor Pharmaceuticals, Inc	31,741
10,976	*	Quintiles Transnational Holdings, Inc	585
32,932	*	Regeneron Pharmaceuticals, Inc	9,302
435,321	*	Salix Pharmaceuticals Ltd	53,697
42,462	*,e	Seattle Genetics, Inc	1,624
354,512		Shire Ltd	27,809
6,230		Techne Corp	577
66,438		Thermo Electron Corp	7,840
19,734	*	United Therapeutics Corp	1,746
174,974	*	Vertex Pharmaceuticals, Inc	16,567
97,445	*	Waters Corp	10,177
1,533,524		Zoetis Inc	49,487
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,268,858

REAL ESTATE - 1.5%
519,495		American Tower Corp	46,744
32,501		Apartment Investment & Management Co (Class A)	1,049
7,576		Boston Properties, Inc	895
2,681,926	*	CBRE Group, Inc	85,929
7,778		Columbia Property Trust, Inc	202
155,204		Crown Castle International Corp	11,526
148,141		Equity Lifestyle Properties, Inc	6,542
231,409		Extra Space Storage, Inc	12,323
18,451		Federal Realty Investment Trust	2,231

247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
5,865		Gaming and Leisure Properties, Inc	$199
5,561,000		Global Logistic Properties	12,052
66,475		Health Care REIT, Inc	4,166
11,864		Healthcare Trust of America, Inc	143
7,807	*	Howard Hughes Corp	1,232
4,917		Jones Lang LaSalle, Inc	622
32,476		NorthStar Realty Finance Corp	564
17,513	e	Omega Healthcare Investors, Inc	646
38,345		Plum Creek Timber Co, Inc	1,729
54,950		Public Storage, Inc	9,416
6,245		Rayonier, Inc	222
1,195,650	*	Realogy Holdings Corp	45,088
258,269		Simon Property Group, Inc	42,945
26,597		Tanger Factory Outlet Centers, Inc	930
22,954		Taubman Centers, Inc	1,740
57,143		Ventas, Inc	3,663
17,411		Vornado Realty Trust	1,858
25,387		Weyerhaeuser Co	840
		TOTAL REAL ESTATE	295,496

RETAILING - 6.8%
1,948		Aaron’s, Inc	69
3,238	e	Abercrombie & Fitch Co (Class A)	140
231,961		Advance Auto Parts, Inc	31,296
851,884	*	Amazon.com, Inc	276,675
156,000	*,e	ASOS plc	7,900
29,652	*	Autonation, Inc	1,770
80,689	*	AutoZone, Inc	43,269
36,027	*	Bed Bath & Beyond, Inc	2,067
706,823		Best Buy Co, Inc	21,919
7,157	*	Big Lots, Inc	327
2,704	*,e	Cabela’s, Inc	169
808,259	*	Carmax, Inc	42,038
28,340		Chico’s FAS, Inc	481
26,612		CST Brands, Inc	918
322,320	*,e	Ctrip.com International Ltd (ADR)	20,641
8,007		Dick’s Sporting Goods, Inc	373
109,579		Dillard’s, Inc (Class A)	12,778
98,212	*	Dollar General Corp	5,633
257,848	*	Dollar Tree, Inc	14,042
1,461,598		Expedia, Inc	115,116
37,276		Family Dollar Stores, Inc	2,465
652,686		Foot Locker, Inc	33,104
141,400		GameStop Corp (Class A)	5,722
109,397		Gap, Inc	4,548
60,108		Genuine Parts Co	5,277
37,202		GNC Holdings, Inc	1,269
2,758,727	*,e	Groupon, Inc	18,263
3,301,671		Home Depot, Inc	267,303
35,701	*	HomeAway, Inc	1,243
445,139	*,e	JD.com, Inc (ADR)	12,691
1,491,522		Kingfisher plc	9,156
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
3,062		Kohl’s Corp	$161
35,882		L Brands, Inc	2,105
953,972	*	Liberty Interactive Corp	28,009
30,698	*	Liberty Ventures	2,265
120,921	*	LKQ Corp	3,227
978,778		Lowe’s Companies, Inc	46,972
892,688		Macy’s, Inc	51,794
67,827	*	Murphy USA, Inc	3,316
42,478	*	NetFlix, Inc	18,716
57,313		Nordstrom, Inc	3,893
205,971	*	O’Reilly Automotive, Inc	31,019
68,359		Penske Auto Group, Inc	3,384
42,253	e	Petsmart, Inc	2,527
83,679	*	Priceline.com, Inc	100,666
87,872		Ross Stores, Inc	5,811
51,626	*	Sally Beauty Holdings, Inc	1,295
8,550	*	Sears Holdings Corp	342
22,765		Signet Jewelers Ltd	2,518
26,485		Target Corp	1,535
45,787		Tiffany & Co	4,590
709,030		TJX Companies, Inc	37,685
56,812		Tractor Supply Co	3,431
102,896	*	TripAdvisor, Inc	11,181
298,822	*	Ulta Salon Cosmetics & Fragrance, Inc	27,315
33,455	*	Urban Outfitters, Inc	1,133
153,859		Williams-Sonoma, Inc	11,044
3,369	*,e	zulily, Inc	138
		TOTAL RETAILING	1,364,734

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
231,511	*,e	Advanced Micro Devices, Inc	970
298,438		Altera Corp	10,374
59,181		Analog Devices, Inc	3,200
336,181		Applied Materials, Inc	7,581
214,442		ARM Holdings plc (ADR)	9,701
178,836	*	Atmel Corp	1,676
362,368		Avago Technologies Ltd	26,116
502,520		Broadcom Corp (Class A)	18,654
29,723	*,e	Cree, Inc	1,485
205,683	*	First Solar, Inc	14,616
270,824	*,e	Freescale Semiconductor Holdings Ltd	6,364
136,000	*	Hynix Semiconductor, Inc	6,530
1,737,223		Intel Corp	53,680
102,909		Kla-Tencor Corp	7,475
1,289,588	*	Lam Research Corp	87,150
95,586		Linear Technology Corp	4,499
699,300		Marvell Technology Group Ltd	10,021
110,947		Maxim Integrated Products, Inc	3,751
81,896	e	Microchip Technology, Inc	3,997
1,601,841	*	Micron Technology, Inc	52,781
270,045		Nvidia Corp	5,007
568,418	*	NXP Semiconductors NV	37,618
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
96,978	*	ON Semiconductor Corp	$886
281,380	*	Skyworks Solutions, Inc	13,214
35,485	*	SunEdison, Inc	802
8,789		Teradyne, Inc	172
512,056		Texas Instruments, Inc	24,471
375,138		Xilinx, Inc	17,748
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	430,539

SOFTWARE & SERVICES - 19.3%
688,926		Accenture plc	55,693
135,163		Activision Blizzard, Inc	3,014
2,745,653	*	Adobe Systems, Inc	198,675
73,404	*	Akamai Technologies, Inc	4,482
118,871	*	Alliance Data Systems Corp	33,433
356,691		Amdocs Ltd	16,526
10,669	*	Ansys, Inc	809
114,800	*	AOL, Inc	4,568
1,265,287	*	Autodesk, Inc	71,337
199,602		Automatic Data Processing, Inc	15,824
28,606		Booz Allen Hamilton Holding Co	608
280,820		Broadridge Financial Solutions, Inc	11,693
117,750	*	Cadence Design Systems, Inc	2,059
194,648	*	Citrix Systems, Inc	12,175
589,398	*	Cognizant Technology Solutions Corp (Class A)	28,827
305,469		Computer Sciences Corp	19,306
18,775	*,e	Concur Technologies, Inc	1,752
11,890	*	CoStar Group, Inc	1,881
88,236		DST Systems, Inc	8,133
1,916,303	*	eBay, Inc	95,930
347,939	*	Electronic Arts, Inc	12,481
93,301	*,e	Equinix, Inc	19,602
5,495,501	*	Facebook, Inc	369,792
17,843	e	Factset Research Systems, Inc	2,146
14,741		Fidelity National Information Services, Inc	807
28,724	*,e	FireEye, Inc	1,165
103,937	*	Fiserv, Inc	6,270
137,779	*	FleetCor Technologies, Inc	18,159
55,304	*	Fortinet, Inc	1,390
37,654	*	Gartner, Inc	2,655
7,414	*	Genpact Ltd	130
324,049		Global Payments, Inc	23,607
627,989	*	Google, Inc	361,270
536,419	*	Google, Inc (Class A)	313,628
375,317		IAC/InterActiveCorp	25,983
240,077	*	Informatica Corp	8,559
882,184		International Business Machines Corp	159,913
2,847,389		Intuit, Inc	229,300
34,967		Jack Henry & Associates, Inc	2,078
3,100,000	*	Just Eat plc	13,529
804,325	*,e	King Digital Entertainment plc	16,529
111,106	*	LinkedIn Corp	19,051
3,773,090		Mastercard, Inc (Class A)	277,209
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
22,896	*	Micros Systems, Inc	$1,555
7,900,935		Microsoft Corp	329,469
94,500		Netease.com (ADR)	7,405
17,168	*,e	NetSuite, Inc	1,492
179,460	*,e	Nuance Communications, Inc	3,368
6,618,556		Oracle Corp	268,250
495,609	*	Pandora Media, Inc	14,620
120,035		Paychex, Inc	4,989
48,983	*	PTC, Inc	1,901
46,055	*	Rackspace Hosting, Inc	1,550
1,374,488	*	Red Hat, Inc	75,968
421,700	*	Rovi Corp	10,104
18,698	*	Sabre Corp	375
2,227,648	*	Salesforce.com, Inc	129,382
135,416	*	ServiceNow, Inc	8,390
121,597	*	SolarWinds, Inc	4,701
28,940		Solera Holdings, Inc	1,943
48,838	*	Splunk, Inc	2,702
15,719	*,e	Tableau Software, Inc	1,121
850,000		Tencent Holdings Ltd	12,931
51,752	*	Teradata Corp	2,080
68,586	*	TIBCO Software, Inc	1,383
53,923		Total System Services, Inc	1,694
864,971	*	Twitter, Inc	35,438
318,166	*	Vantiv, Inc	10,697
46,077	*	VeriFone Systems, Inc	1,693
51,613	*	VeriSign, Inc	2,519
1,447,784		Visa, Inc (Class A)	305,063
359,935	*	VistaPrint Ltd	14,563
975,571	*,e	VMware, Inc (Class A)	94,445
222,678	e	Western Union Co	3,861
139,324	*	Workday, Inc	12,520
784,188	*	Yahoo!, Inc	27,549
194,694	*,e	Yelp, Inc	14,929
12,848	*	Zillow, Inc	1,836
		TOTAL SOFTWARE & SERVICES	3,884,464

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
45,457	*,e	3D Systems Corp	2,718
4,079,945	*,e	Alcatel S.A.	14,668
65,946		Amphenol Corp (Class A)	6,353
11,284,836	d	Apple, Inc	1,048,700
223,981	*	ARRIS Group, Inc	7,286
11,580		Avnet, Inc	513
35,897		CDW Corp	1,144
25,780	*	CommScope Holding Co, Inc	596
125,513		Corning, Inc	2,755
26,716		Diebold, Inc	1,073
4,363	*	EchoStar Corp (Class A)	231
355,436		EMC Corp	9,362
178,390	*	F5 Networks, Inc	19,880
41,583		Flir Systems, Inc	1,444

251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
8,526		Harris Corp	$646
593,400		Hewlett-Packard Co	19,986
13,886	*,e	IPG Photonics Corp	955
359,166	*	Juniper Networks, Inc	8,814
20,875		Motorola, Inc	1,390
40,600		National Instruments Corp	1,315
7,094	*	NCR Corp	249
639,572		NetApp, Inc	23,357
21,473	*	Palo Alto Networks, Inc	1,801
2,542,209		Qualcomm, Inc	201,343
61,520	*	Riverbed Technology, Inc	1,269
325,109		SanDisk Corp	33,951
371,700		Seagate Technology, Inc	21,120
83,703	*,e	Stratasys Ltd	9,511
105,010	*	Trimble Navigation Ltd	3,880
92,200	*,e	Ubiquiti Networks, Inc	4,167
385,100		Western Digital Corp	35,545
20,883	*	Zebra Technologies Corp (Class A)	1,719
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,487,741

TELECOMMUNICATION SERVICES - 1.4%
12,809		CenturyTel, Inc	464
433,419	*	Level 3 Communications, Inc	19,031
52,640	*	SBA Communications Corp (Class A)	5,385
1,135,500		Softbank Corp	84,621
520,118	*	T-Mobile US, Inc	17,486
56,887	*	tw telecom inc (Class A)	2,293
3,044,146		Verizon Communications, Inc	148,950
233,995	e	Windstream Holdings, Inc	2,331
		TOTAL TELECOMMUNICATION SERVICES	280,561

TRANSPORTATION - 3.7%
397,011		Alaska Air Group, Inc	37,736
33,804		Amerco, Inc	9,829
297,640	*	American Airlines Group, Inc	12,787
489,549	*	Avis Budget Group, Inc	29,221
220,990	e	CH Robinson Worldwide, Inc	14,097
10,815		Copa Holdings S.A. (Class A)	1,542
2,767,884		Delta Air Lines, Inc	107,172
278,005		Expeditors International of Washington, Inc	12,277
219,037		FedEx Corp	33,158
75,522	*	Genesee & Wyoming, Inc (Class A)	7,930
1,689,211	*	Hertz Global Holdings, Inc	47,349
37,727		J.B. Hunt Transport Services, Inc	2,783
542,768		Kansas City Southern Industries, Inc	58,353
105,853	*	Kirby Corp	12,400
85,717		Landstar System, Inc	5,486
808,961	*,e	Latam Airlines Group S.A. (ADR)	10,856
26,412		Norfolk Southern Corp	2,721
135,100	*	Old Dominion Freight Line	8,603
1,890,000	*	Royal Mail plc	16,129
97,746		Ryder System, Inc	8,610
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)
2,044,611		Southwest Airlines Co			$54,918
271,039	*	Spirit Airlines, Inc			17,140
154,362	*	UAL Corp			6,340
1,892,746		Union Pacific Corp			188,801
389,536		United Parcel Service, Inc (Class B)			39,990
		TOTAL TRANSPORTATION			746,228

UTILITIES - 0.1%
260,078	*	Calpine Corp			6,192
12,101		Dominion Resources, Inc			866
63,619		ITC Holdings Corp			2,321
		TOTAL UTILITIES			9,379
		TOTAL COMMON STOCKS			19,958,834
		(Cost $15,295,364)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.5%
$8,000,000	d	Federal Home Loan Bank (FHLB)	0.055%	07/25/14	8,000
3,400,000	d	FHLB	0.050	08/08/14	3,400
7,000,000	d	FHLB	0.050	08/15/14	7,000
20,000,000	d	FHLB	0.072	09/03/14	19,998
20,455,000	d	Federal National Mortgage Association (FNMA)	0.040	07/23/14	20,454
17,900,000	d	FNMA	0.088	08/25/14	17,898
22,530,000	d	FNMA	0.065	09/08/14	22,528
		TOTAL GOVERNMENT AGENCY DEBT			99,278

TREASURY DEBT - 0.3%
2,000,000	d	United States Treasury Bill	0.056	07/24/14	2,000
1,600,000	d	United States Treasury Bill	0.053	08/14/14	1,600
1,100,000	d	United States Treasury Bill	0.080	09/04/14	1,100
5,400,000	d	United States Treasury Bill	0.046	11/20/14	5,399
8,800,000	d	United States Treasury Bill	0.080-0.085	03/05/15	8,797
4,500,000	d	United States Treasury Bill	0.090	04/02/15	4,498
37,800,000		United States Treasury Bill	0.096-0.101	06/25/15	37,760
		TOTAL TREASURY DEBT			61,154

253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
352,010,150	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$352,010
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	352,010

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	352,010

		TOTAL SHORT-TERM INVESTMENTS	512,442
		(Cost $512,439)
		TOTAL INVESTMENTS - 101.9%	20,471,276
		(Cost $15,807,803)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(375,205)
		NET ASSETS - 100.0%	$20,096,071

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $348,208,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2014 the aggregate value of these securities was $24,092,000, or 0.1% of net assets.

Cost amounts are in thousands.
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
51,119	*	American Axle & Manufacturing Holdings, Inc	$966
175,846		BorgWarner, Inc	11,463
49,248		Cooper Tire & Rubber Co	1,477
10,380	*	Cooper-Standard Holding, Inc	687
116,351		Dana Holding Corp	2,841
20,588	*,e	Dorman Products, Inc	1,015
16,941		Drew Industries, Inc	847
14,344	*	Federal Mogul Corp (Class A)	290
2,937,048		Ford Motor Co	50,635
8,733	*	Fox Factory Holding Corp	154
11,841	*	Fuel Systems Solutions, Inc	132
1,199,137		General Motors Co	43,529
109,188		Gentex Corp	3,176
27,497	*	Gentherm, Inc	1,222
186,602		Goodyear Tire & Rubber Co	5,184
165,462		Harley-Davidson, Inc	11,558
503,165		Johnson Controls, Inc	25,123
61,452		Lear Corp	5,489
36,302	*	Modine Manufacturing Co	571
11,490	*	Motorcar Parts of America, Inc	280
11,007		Remy International, Inc	257
4,154	*	Shiloh Industries, Inc	77
30,024		Spartan Motors, Inc	136
15,087		Standard Motor Products, Inc	674
20,247	*	Stoneridge, Inc	217
2,693		Strattec Security Corp	174
17,815		Superior Industries International, Inc	367
46,120	*	Tenneco, Inc	3,030
71,959	*,e	Tesla Motors, Inc	17,275
33,978		Thor Industries, Inc	1,932
15,398	*	Tower International, Inc	567
82,566	*	TRW Automotive Holdings Corp	7,391
36,663	*	Visteon Corp	3,557
21,322	*	Winnebago Industries, Inc	537
		TOTAL AUTOMOBILES & COMPONENTS	202,830

BANKS - 5.9%
11,459		1st Source Corp	351
22,198		1st United Bancorp, Inc	191
5,882		American National Bankshares, Inc	128
18,171	*	Ameris Bancorp	392
7,069	e	Ames National Corp	164
24,400		Apollo Residential Mortgage	408
7,201	e	Arrow Financial Corp	187
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
127,805		Associated Banc-Corp	$2,311
66,701		Astoria Financial Corp	897
22,313		Banc of California, Inc	243
5,016		Bancfirst Corp	310
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	637
73,283		Bancorpsouth, Inc	1,801
41,404		Bank Mutual Corp	240
7,965,569		Bank of America Corp	122,431
34,126		Bank of Hawaii Corp	2,003
4,416		Bank of Kentucky Financial Corp	154
3,864		Bank of Marin Bancorp	176
60,507		Bank of the Ozarks, Inc	2,024
17,629		BankFinancial Corp	197
70,225		BankUnited	2,351
14,911		Banner Corp	591
531,229		BB&T Corp	20,946
59,137		BBCN Bancorp, Inc	943
5,242	*	BBX Capital Corp	94
23,421	*	Beneficial Mutual Bancorp, Inc	318
17,538		Berkshire Hills Bancorp, Inc	407
13,481	e	BNC Bancorp	230
10,804	*	BofI Holding, Inc	794
22,805		BOK Financial Corp	1,519
59,217		Boston Private Financial Holdings, Inc	796
8,872		Bridge Bancorp, Inc	213
7,190	*	Bridge Capital Holdings	174
54,590		Brookline Bancorp, Inc	512
10,466		Bryn Mawr Bank Corp	305
5,527		Camden National Corp	214
16,948	*	Capital Bank Financial Corp	400
9,158	e	Capital City Bank Group, Inc	133
111,251		Capitol Federal Financial	1,353
22,480		Cardinal Financial Corp	415
21,201	*	Cascade Bancorp	110
60,166		Cathay General Bancorp	1,538
23,433		Centerstate Banks of Florida, Inc	262
16,733		Central Pacific Financial Corp	332
2,883		Century Bancorp, Inc	102
17,428		Charter Financial Corp	193
21,008		Chemical Financial Corp	590
151,298		CIT Group, Inc	6,923
2,304,856		Citigroup, Inc	108,559
9,568		Citizens & Northern Corp	186
12,921	e	City Holding Co	583
35,413		City National Corp	2,683
19,650		Clifton Bancorp, Inc	249
9,772		CNB Financial Corp	164
26,184		CoBiz, Inc	282
38,948		Columbia Banking System, Inc	1,025
137,759		Comerica, Inc	6,910
61,862		Commerce Bancshares, Inc	2,877
32,481		Community Bank System, Inc	1,176
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,718		Community Trust Bancorp, Inc	$435
7,261	*,e	CommunityOne Bancorp	70
9,768	*	ConnectOne Bancorp, Inc	188
3,305		ConnectOne Bancorp, Inc (Old)	165
5,720	*,e	CU Bancorp	109
39,527		Cullen/Frost Bankers, Inc	3,139
19,197	*	Customers Bancorp, Inc	384
80,226		CVB Financial Corp	1,286
23,810		Dime Community Bancshares	376
16,666	*	Eagle Bancorp, Inc	562
107,886		East West Bancorp, Inc	3,775
4,559		Enterprise Bancorp, Inc	94
14,785		Enterprise Financial Services Corp	267
10,062		ESB Financial Corp	130
31,561	*	Essent Group Ltd	634
63,330	e	EverBank Financial Corp	1,277
7,387		Federal Agricultural Mortgage Corp (Class C)	230
12,551		Fidelity Southern Corp	163
644,558		Fifth Third Bancorp	13,761
10,211		Financial Institutions, Inc	239
15,337		First Bancorp (NC)	281
77,562	*	First Bancorp (Puerto Rico)	422
6,485		First Bancorp, Inc	113
58,052		First Busey Corp	337
3,088		First Business Financial Services, Inc	145
6,634		First Citizens Bancshares, Inc (Class A)	1,625
73,506		First Commonwealth Financial Corp	678
12,139		First Community Bancshares, Inc	174
13,926		First Connecticut Bancorp	224
7,726		First Defiance Financial Corp	222
44,691		First Financial Bancorp	769
48,150	e	First Financial Bankshares, Inc	1,510
8,954		First Financial Corp	288
12,796		First Financial Northwest, Inc	139
191,562		First Horizon National Corp	2,272
13,482		First Interstate Bancsystem, Inc	366
26,538		First Merchants Corp	561
57,533		First Midwest Bancorp, Inc	980
11,498	*	First NBC Bank Holding Co	385
263,698		First Niagara Financial Group, Inc	2,305
5,749		First of Long Island Corp	225
100,941		First Republic Bank	5,551
125,914		FirstMerit Corp	2,487
15,789	*	Flagstar Bancorp, Inc	286
23,200		Flushing Financial Corp	477
126,368		FNB Corp	1,620
11,394		Fox Chase Bancorp, Inc	192
10,443	*	Franklin Financial Corp	227
147,923		Fulton Financial Corp	1,833
8,476		German American Bancorp, Inc	230
56,600		Glacier Bancorp, Inc	1,606
7,809		Great Southern Bancorp, Inc	250
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,166		Guaranty Bancorp	$155
63,724		Hancock Holding Co	2,251
23,963		Hanmi Financial Corp	505
10,342		Heartland Financial USA, Inc	256
15,254		Heritage Commerce Corp	125
22,833		Heritage Financial Corp	367
14,409	*	Heritage Oaks Bancorp	110
40,940		Home Bancshares, Inc	1,344
54,100		Home Loan Servicing Solutions Ltd	1,230
11,314		HomeStreet, Inc	208
16,046	*	HomeTrust Bancshares, Inc	253
6,700		Horizon Bancorp	146
404,335		Hudson City Bancorp, Inc	3,975
11,015		Hudson Valley Holding Corp	199
627,640		Huntington Bancshares, Inc	5,988
23,816		IBERIABANK Corp	1,648
17,904		Independent Bank Corp (MA)	687
17,558	*	Independent Bank Corp (MI)	226
6,960		Independent Bank Group, Inc	387
40,567		International Bancshares Corp	1,095
270,415		Investors Bancorp, Inc	2,988
2,866,656		JPMorgan Chase & Co	165,177
14,732	*	Kearny Financial Corp	223
668,896		Keycorp	9,585
11,600	*	Ladder Capital Corp	210
28,418		Lakeland Bancorp, Inc	307
12,420		Lakeland Financial Corp	474
99,577	e	M&T Bank Corp	12,353
18,100	e	Macatawa Bank Corp	92
15,363		MainSource Financial Group, Inc	265
41,491		MB Financial, Inc	1,122
12,428		Mercantile Bank Corp	284
3,784		Merchants Bancshares, Inc	121
7,250	*	Meridian Interstate Bancorp, Inc	186
4,004		Meta Financial Group, Inc	160
256,905	*	MGIC Investment Corp	2,374
6,667		Midsouth Bancorp, Inc	133
5,257		MidWestOne Financial Group, Inc	126
2,927	e	NASB Financial, Inc	69
41,714		National Bank Holdings Corp	832
5,351		National Bankshares, Inc	165
89,553		National Penn Bancshares, Inc	947
17,284	*,e	Nationstar Mortgage Holdings, Inc	627
34,107		NBT Bancorp, Inc	819
331,783	e	New York Community Bancorp, Inc	5,302
19,480	*	NewBridge Bancorp	157
38,864	*	NMI Holdings, Inc	408
43,923		Northfield Bancorp, Inc	576
4,751		Northrim BanCorp, Inc	121
76,438		Northwest Bancshares, Inc	1,037
10,808		OceanFirst Financial Corp	179
80,446	*	Ocwen Financial Corp	2,985
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,903	e	OFG Bancorp	$624
5,881		Old Line Bancshares, Inc	93
79,754		Old National Bancorp	1,139
9,164		OmniAmerican Bancorp, Inc	229
3,990	*	Opus Bank	116
37,788		Oritani Financial Corp	582
14,467		Pacific Continental Corp	199
12,060	*	Pacific Premier Bancorp, Inc	170
77,286		PacWest Bancorp	3,336
2,932	*,e	Palmetto Bancshares, Inc	42
9,233	e	Park National Corp	713
33,018		Park Sterling Bank	218
8,389		Peapack Gladstone Financial Corp	178
2,964		Penns Woods Bancorp, Inc	140
10,509	*	Pennsylvania Commerce Bancorp, Inc	243
9,540	*	PennyMac Financial Services, Inc	145
6,808		Peoples Bancorp, Inc	180
5,712		Peoples Financial Services Corp	294
229,288	e	People’s United Financial, Inc	3,478
26,946		Pinnacle Financial Partners, Inc	1,064
402,602		PNC Financial Services Group, Inc	35,852
77,233	*	Popular, Inc	2,640
8,859	*	Preferred Bank	209
54,280		PrivateBancorp, Inc	1,577
52,920		Prosperity Bancshares, Inc	3,313
45,191		Provident Financial Services, Inc	783
144,848		Radian Group, Inc	2,145
1,062,350		Regions Financial Corp	11,282
23,438		Renasant Corp	681
6,104		Republic Bancorp, Inc (Class A)	145
24,950	*	Republic First Bancorp, Inc	126
20,998		S&T Bancorp, Inc	522
18,232		Sandy Spring Bancorp, Inc	454
11,148	*	Seacoast Banking Corp of Florida	121
8,919		Sierra Bancorp	141
35,982	*	Signature Bank	4,540
13,207		Simmons First National Corp (Class A)	520
18,506		South State Corp	1,129
13,434	e	Southside Bancshares, Inc	389
14,769		Southwest Bancorp, Inc	252
4,158	*	Square Financial, Inc	79
24,453		State Bank & Trust Co	413
67,412		Sterling Bancorp/DE	809
10,870		Stock Yards Bancorp, Inc	325
7,609		Stonegate Bank	192
10,313	*	Stonegate Mortgage Corp	144
7,140	*	Suffolk Bancorp	159
29,193	*	Sun Bancorp, Inc	117
403,565		SunTrust Banks, Inc	16,167
141,602		Susquehanna Bancshares, Inc	1,495
38,583	*	SVB Financial Group	4,500
105,349		Synovus Financial Corp	2,568
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,285	*	Talmer Bancorp Inc	$183
12,643	*	Taylor Capital Group, Inc	270
125,733		TCF Financial Corp	2,058
9,400		Territorial Bancorp, Inc	196
32,020	*	Texas Capital Bancshares, Inc	1,727
57,429	*	TFS Financial Corp	819
26,827	*	The Bancorp, Inc	320
11,138		Tompkins Trustco, Inc	537
22,376	e	TowneBank	352
4,100	*	Tree.com, Inc	119
12,050		Trico Bancshares	279
16,178	*	Tristate Capital Holdings, Inc	229
72,196		Trustco Bank Corp NY	482
53,268		Trustmark Corp	1,315
28,301		UMB Financial Corp	1,794
128,255		Umpqua Holdings Corp	2,298
35,077		Union Bankshares Corp	900
52,160		United Bankshares, Inc	1,686
38,132	*	United Community Banks, Inc	624
30,361	*	United Community Financial Corp	125
43,727	e	United Financial Bancorp, Inc (New)	593
12,704		Univest Corp of Pennsylvania	263
1,301,001		US Bancorp	56,359
153,040	e	Valley National Bancorp	1,517
9,171	*,e	VantageSouth Bancshares, Inc	55
29,696		ViewPoint Financial Group	799
11,958	*	Walker & Dunlop, Inc	169
79,809		Washington Federal, Inc	1,790
10,818		Washington Trust Bancorp, Inc	398
25,864	*	Waterstone Financial, Inc	295
68,818		Webster Financial Corp	2,171
3,617,453		Wells Fargo & Co	190,133
19,012		WesBanco, Inc	590
11,970		West Bancorporation, Inc	182
23,501	e	Westamerica Bancorporation	1,229
56,653	*	Western Alliance Bancorp	1,348
52,747		Wilshire Bancorp, Inc	542
35,315		Wintrust Financial Corp	1,624
6,851		WSFS Financial Corp	505
10,983	*	Yadkin Financial Corp	207
139,772		Zions Bancorporation	4,119
		TOTAL BANKS	978,493

CAPITAL GOODS - 8.1%
495,538		3M Co	70,981
57,151		A.O. Smith Corp	2,834
19,918		Aaon, Inc	668
29,552		AAR Corp	814
41,768	*	Accuride Corp	204
20,426		Aceto Corp	371
53,734		Actuant Corp (Class A)	1,858
32,751		Acuity Brands, Inc	4,528
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
74,966	*	Aecom Technology Corp	$2,414
28,439	*	Aegion Corp	662
14,335	*	Aerovironment, Inc	456
71,235		AGCO Corp	4,005
77,121		Air Lease Corp	2,975
48,819		Aircastle Ltd	867
5,366		Alamo Group, Inc	290
23,047		Albany International Corp (Class A)	875
76,324		Allegion plc	4,326
24,178		Alliant Techsystems, Inc	3,238
100,674		Allison Transmission Holdings, Inc	3,131
20,492		Altra Holdings, Inc	746
13,776	*	Ameresco, Inc	97
7,032	e	American Railcar Industries, Inc	477
7,536		American Science & Engineering, Inc	524
8,518	*	American Woodmark Corp	271
186,300		Ametek, Inc	9,740
25,458		Apogee Enterprises, Inc	887
32,556		Applied Industrial Technologies, Inc	1,652
9,512		Argan, Inc	355
25,162	*	Armstrong World Industries, Inc	1,445
73,992	*	ArvinMeritor, Inc	965
15,638		Astec Industries, Inc	686
11,879	*	Astronics Corp	671
19,364		AZZ, Inc	892
83,695		Babcock & Wilcox Co	2,717
39,660		Barnes Group, Inc	1,528
77,158	*	BE Aerospace, Inc	7,136
37,178	*	Beacon Roofing Supply, Inc	1,231
35,059	*	Blount International, Inc	495
553,616		Boeing Co	70,437
36,516	e	Briggs & Stratton Corp	747
33,815	*	Builders FirstSource, Inc	253
13,167	*	CAI International, Inc	290
274,193	*,e	Capstone Turbine Corp	414
48,667		Carlisle Cos, Inc	4,216
472,761		Caterpillar, Inc	51,375
23,360	*	Chart Industries, Inc	1,933
74,655		Chicago Bridge & Iron Co NV	5,091
12,832		CIRCOR International, Inc	990
37,827		Clarcor, Inc	2,340
79,389	*	Colfax Corp	5,918
14,727		Columbus McKinnon Corp	398
33,040		Comfort Systems USA, Inc	522
18,507	*	Commercial Vehicle Group, Inc	186
9,174	*	Continental Building Products Inc	141
36,855		Crane Co	2,741
15,215		Cubic Corp	677
139,242		Cummins, Inc	21,484
35,284		Curtiss-Wright Corp	2,313
454,918		Danaher Corp	35,816
275,630		Deere & Co	24,958
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
57,673	*	DigitalGlobe, Inc	$1,603
108,503		Donaldson Co, Inc	4,592
21,128		Douglas Dynamics, Inc	372
126,145		Dover Corp	11,473
8,048	*	Ducommun, Inc	210
9,738	*	DXP Enterprises, Inc	736
25,816	*	Dycom Industries, Inc	808
11,541		Dynamic Materials Corp	255
360,401		Eaton Corp	27,816
50,074		EMCOR Group, Inc	2,230
531,548		Emerson Electric Co	35,273
15,305		Encore Wire Corp	751
34,170	*,e	Energy Recovery, Inc	168
35,662		EnerSys	2,453
12,394	*	Engility Holdings, Inc	474
11,300	*,e	Enphase Energy, Inc	97
17,204	*,e	EnPro Industries, Inc	1,259
2,980	*,e	Erickson Air-Crane, Inc	48
20,938		ESCO Technologies, Inc	725
23,350	*	Esterline Technologies Corp	2,688
141,494		Exelis, Inc	2,403
225,819	e	Fastenal Co	11,176
50,117	*	Federal Signal Corp	734
104,117		Flowserve Corp	7,741
120,516		Fluor Corp	9,268
126,637		Fortune Brands Home & Security, Inc	5,057
63,566		Foster Wheeler AG.	2,166
36,490		Franklin Electric Co, Inc	1,472
10,761		Freightcar America, Inc	269
169,616	*,e	FuelCell Energy, Inc	407
25,764	*	Furmanite Corp	300
34,938		GATX Corp	2,339
46,010	*,e	GenCorp, Inc	879
52,047	*,e	Generac Holdings, Inc	2,537
37,226		General Cable Corp	955
227,609		General Dynamics Corp	26,528
7,595,973		General Electric Co	199,622
8,759	*	General Finance Corp	83
22,869	*	Gibraltar Industries, Inc	355
16,574		Global Brass & Copper Holdings, Inc	280
12,250		Global Power Equipment Group, Inc	198
16,191		Gorman-Rupp Co	573
45,964		Graco, Inc	3,589
93,933	*,e	GrafTech International Ltd	983
9,470		Graham Corp	330
29,395		Granite Construction, Inc	1,058
44,924	*	Great Lakes Dredge & Dock Corp	359
21,031	*	Greenbrier Cos, Inc	1,211
34,315		Griffon Corp	425
23,777	*	H&E Equipment Services, Inc	864
61,544		Harsco Corp	1,639
80,442	*	HD Supply Holdings, Inc	2,284
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,798		Heico Corp	$2,586
74,087	*	Hexcel Corp	3,030
593,213		Honeywell International, Inc	55,139
12,024		Houston Wire & Cable Co	149
44,493		Hubbell, Inc (Class B)	5,479
37,178		Huntington Ingalls	3,517
4,796		Hurco Cos, Inc	135
7,224		Hyster-Yale Materials Handling, Inc	640
60,981		IDEX Corp	4,924
39,772	*	II-VI, Inc	575
258,678		Illinois Tool Works, Inc	22,650
204,877		Ingersoll-Rand plc	12,807
13,472		Insteel Industries, Inc	265
68,395		ITT Corp	3,290
98,921	*	Jacobs Engineering Group, Inc	5,270
21,706		John Bean Technologies Corp	673
75,852	e	Joy Global, Inc	4,671
9,545		Kadant, Inc	367
21,747		Kaman Corp	929
112,424		KBR, Inc	2,681
59,735		Kennametal, Inc	2,765
24,548	*,e	KEYW Holding Corp	309
40,842	*	Kratos Defense & Security Solutions, Inc	319
65,265		L-3 Communications Holdings, Inc	7,881
13,874	*,e	Layne Christensen Co	184
7,262		LB Foster Co (Class A)	393
37,233		Lennox International, Inc	3,335
61,015		Lincoln Electric Holdings, Inc	4,264
10,010	e	Lindsay Manufacturing Co	846
6,398	*,e	LMI Aerospace, Inc	84
200,742		Lockheed Martin Corp	32,265
12,960		LSI Industries, Inc	103
12,907	*	Lydall, Inc	353
8,938	*	Manitex International, Inc	145
100,071		Manitowoc Co, Inc	3,288
272,388		Masco Corp	6,047
22,281	*	Masonite International Corp	1,254
48,078	*,e	Mastec, Inc	1,482
42,810	*,e	Middleby Corp	3,541
7,280		Miller Industries, Inc	150
34,691	*	Moog, Inc (Class A)	2,529
65,659	*	MRC Global, Inc	1,857
36,007		MSC Industrial Direct Co (Class A)	3,444
42,636		Mueller Industries, Inc	1,254
118,277		Mueller Water Products, Inc (Class A)	1,022
14,064	*	MYR Group, Inc	356
3,938	e	National Presto Industries, Inc	287
43,823	*,e	Navistar International Corp	1,642
19,754	*	NCI Building Systems, Inc	384
12,459		NN, Inc	319
5,698	*	Norcraft Cos, Inc	82
48,825		Nordson Corp	3,915
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,979	*	Nortek, Inc	$626
162,211		Northrop Grumman Corp	19,405
8,845	*	Northwest Pipe Co	357
81,084	*	NOW, Inc	2,936
44,747	*	Orbital Sciences Corp	1,322
19,593	*	Orion Marine Group, Inc	212
64,452		Oshkosh Truck Corp	3,579
89,090	*	Owens Corning, Inc	3,446
268,758		Paccar, Inc	16,886
83,217		Pall Corp	7,106
112,712		Parker Hannifin Corp	14,171
6,248	*	Patrick Industries, Inc	291
146,597		Pentair plc	10,573
28,503	*	Perini Corp	905
36,380	*	Pgt, Inc	308
16,392	*	Pike Electric Corp	147
125,956	*	Plug Power, Inc	589
12,258	*	Ply Gem Holdings, Inc	124
35,438	*,e	Polypore International, Inc	1,691
7,077		Powell Industries, Inc	463
3,314	*,e	Power Solutions International, Inc	238
14,420	*,e	PowerSecure International, Inc	140
109,637		Precision Castparts Corp	27,672
1,801		Preformed Line Products Co	97
28,783		Primoris Services Corp	830
17,206	*,e	Proto Labs, Inc	1,409
28,579		Quanex Building Products Corp	511
159,563	*	Quanta Services, Inc	5,518
27,582		Raven Industries, Inc	914
236,964		Raytheon Co	21,860
18,319		RBC Bearings, Inc	1,173
34,163		Regal-Beloit Corp	2,684
54,254	*,e	Revolution Lighting Technologies, Inc	125
56,742	*	Rexnord Corp	1,597
104,806		Rockwell Automation, Inc	13,117
102,927		Rockwell Collins, Inc	8,043
75,560		Roper Industries, Inc	11,032
26,334	*	Rush Enterprises, Inc (Class A)	913
1,869		SIFCO Industries, Inc	58
31,268		Simpson Manufacturing Co, Inc	1,137
43,514		Snap-On, Inc	5,157
32,188	*,e	SolarCity Corp	2,272
7,959	*	Sparton Corp	221
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	3,060
33,223		SPX Corp	3,595
9,752		Standex International Corp	726
118,173		Stanley Works	10,378
12,518	*	Sterling Construction Co, Inc	117
10,746	*	Stock Building Supply Holdings, Inc	212
16,194		Sun Hydraulics Corp	657
26,344	e	TAL International Group, Inc	1,169
38,585	*	Taser International, Inc	513
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,168	*	Teledyne Technologies, Inc	$2,737
14,645		Tennant Co	1,118
84,391		Terex Corp	3,468
15,040	e	Textainer Group Holdings Ltd	581
211,415		Textron, Inc	8,095
7,401	*,e	The ExOne Company	293
24,419	*	Thermon Group Holdings	643
61,779		Timken Co	4,191
41,571	e	Titan International, Inc	699
11,613	*,e	Titan Machinery, Inc	191
42,710		Toro Co	2,716
39,994		TransDigm Group, Inc	6,689
26,406	*,e	Trex Co, Inc	761
34,233	*	Trimas Corp	1,305
117,311		Trinity Industries, Inc	5,129
39,203		Triumph Group, Inc	2,737
6,504		Twin Disc, Inc	215
72,971	*	United Rentals, Inc	7,642
694,378		United Technologies Corp	80,166
14,766		Universal Forest Products, Inc	713
52,253		URS Corp	2,396
61,524	*,e	USG Corp	1,854
20,359	e	Valmont Industries, Inc	3,094
12,845	*	Vicor Corp	108
44,173		W.W. Grainger, Inc	11,232
52,045	*	Wabash National Corp	742
43,618	*	WABCO Holdings, Inc	4,659
19,517		Watsco, Inc	2,006
21,144		Watts Water Technologies, Inc (Class A)	1,305
33,347	*,e	WESCO International, Inc	2,880
73,575		Westinghouse Air Brake Technologies Corp	6,077
50,082		Woodward Governor Co	2,513
8,335	*	Xerium Technologies, Inc	116
139,358		Xylem, Inc	5,446
		TOTAL CAPITAL GOODS	1,356,042

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,114
37,820	e	Acacia Research (Acacia Technologies)	671
87,875	*	ACCO Brands Corp	563
16,355		Administaff, Inc	540
132,139	e	ADT Corp	4,617
27,004	*	Advisory Board Co	1,399
16,280		American Ecology Corp	797
26,021	*	ARC Document Solutions, Inc	152
6,166		Barrett Business Services, Inc	290
35,197		Brady Corp (Class A)	1,051
35,828		Brink’s Co	1,011
29,675	*	Casella Waste Systems, Inc (Class A)	149
35,493	*	CBIZ, Inc	320
10,344		CDI Corp	149
16,272	e	Ceco Environmental Corp	254
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,005	*,e	Cenveo, Inc	$141
78,313		Cintas Corp	4,976
71,226	*	Civeo Corp	1,783
46,034	*	Clean Harbors, Inc	2,958
84,979	*	Copart, Inc	3,056
25,057		Corporate Executive Board Co	1,709
87,736		Corrections Corp of America	2,882
80,750		Covanta Holding Corp	1,664
8,400	*	CRA International, Inc	194
37,676		Deluxe Corp	2,207
28,017		Dun & Bradstreet Corp	3,087
20,052		Ennis, Inc	306
92,429		Equifax, Inc	6,705
11,236		Exponent, Inc	833
9,375	*	Franklin Covey Co	189
32,036	*	FTI Consulting, Inc	1,212
15,088		G & K Services, Inc (Class A)	786
54,016		Geo Group, Inc	1,930
12,104	*	GP Strategies Corp	313
51,852		Healthcare Services Group	1,527
14,300		Heidrick & Struggles International, Inc	265
5,613	*	Heritage-Crystal Clean, Inc	110
43,782		Herman Miller, Inc	1,324
18,011	*	Hill International, Inc	112
33,809		HNI Corp	1,322
17,734	*	Huron Consulting Group, Inc	1,256
14,961	*	ICF International, Inc	529
114,792	*	ICO Global Communications Holdings Ltd	202
51,546	*	IHS, Inc (Class A)	6,993
33,730	*	Innerworkings, Inc	287
50,709		Interface, Inc	955
129,308		Iron Mountain, Inc	4,584
105,770		KAR Auction Services, Inc	3,371
20,372		Kelly Services, Inc (Class A)	350
21,985		Kforce, Inc	476
25,171		Kimball International, Inc (Class B)	421
35,963		Knoll, Inc	623
38,704	*	Korn/Ferry International	1,137
60,223		Manpower, Inc	5,110
19,108		McGrath RentCorp	702
13,300	*	Mistras Group, Inc	326
35,372		Mobile Mini, Inc	1,694
21,996		MSA Safety, Inc	1,264
8,734		Multi-Color Corp	349
40,393	*	Navigant Consulting, Inc	705
213,027		Nielsen Holdings NV	10,313
4,943		NL Industries, Inc	46
41,074	*	On Assignment, Inc	1,461
6,193	*	Paylocity Holding Corp	134
22,392	*	Performant Financial Corp	226
152,067		Pitney Bowes, Inc	4,200
19,286		Quad	431
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,621	*	Quest Resource Holding Corp	$45
146,914		R.R. Donnelley & Sons Co	2,492
200,988		Republic Services, Inc	7,631
32,857		Resources Connection, Inc	431
105,944		Robert Half International, Inc	5,058
48,594		Rollins, Inc	1,458
39,749	*	RPX Corp	706
10,767		Schawk, Inc (Class A)	219
12,140	*	SP Plus Corp	260
64,080		Steelcase, Inc (Class A)	970
64,099	*	Stericycle, Inc	7,591
15,368	*	Team, Inc	630
47,935		Tetra Tech, Inc	1,318
49,471		Towers Watson & Co	5,156
11,837	*	TriNet Group, Inc	285
30,958	*	TrueBlue, Inc	853
349,277		Tyco International Ltd	15,927
11,158		Unifirst Corp	1,183
31,063		United Stationers, Inc	1,288
126,116	*	Verisk Analytics, Inc	7,569
15,178		Viad Corp	362
2,793		VSE Corp	196
26,743	*	WageWorks, Inc	1,289
93,921		Waste Connections, Inc	4,560
352,933		Waste Management, Inc	15,787
29,070		West Corp	779
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	186,856

CONSUMER DURABLES & APPAREL - 1.5%
9,523		Arctic Cat, Inc	375
21,459	*,e	Beazer Homes USA, Inc	450
23,174	*,e	Black Diamond, Inc	260
68,196		Brunswick Corp	2,873
58,438		Callaway Golf Co	486
40,586		Carter’s, Inc	2,798
6,619	*	Cavco Industries, Inc	565
207,708		Coach, Inc	7,102
9,439		Columbia Sportswear Co	780
68,785	*	CROCS, Inc	1,034
5,480		CSS Industries, Inc	144
6,895		Culp, Inc	120
26,041	*,e	Deckers Outdoor Corp	2,248
11,720	*	Dixie Group, Inc	124
214,302		DR Horton, Inc	5,268
7,865		Escalade, Inc	127
18,783	e	Ethan Allen Interiors, Inc	465
3,461		Flexsteel Industries, Inc	115
36,880	*	Fossil Group, Inc	3,855
98,950	e	Garmin Ltd	6,026
13,268	*	G-III Apparel Group Ltd	1,083
74,818		Hanesbrands, Inc	7,365
51,667		Harman International Industries, Inc	5,551
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
87,267		Hasbro, Inc	$4,629
21,693	*	Helen of Troy Ltd	1,315
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	480
34,721	*	Iconix Brand Group, Inc	1,491
6,890	*	Installed Building Products Inc	84
21,039	*,e	iRobot Corp	862
20,248	e	Jakks Pacific, Inc	157
96,831	*	Jarden Corp	5,747
3,583		Johnson Outdoors, Inc	92
97,088	*	Kate Spade & Co	3,703
63,287	e	KB Home	1,182
39,237		La-Z-Boy, Inc	909
52,779	*,e	Leapfrog Enterprises, Inc	388
105,108	e	Leggett & Platt, Inc	3,603
126,090		Lennar Corp (Class A)	5,293
10,716	*	LGI Homes, Inc	196
16,013	*	Libbey, Inc	427
7,210		Lifetime Brands, Inc	113
16,714	*	M/I Homes, Inc	406
9,100	*	Malibu Boats Inc	183
8,407		Marine Products Corp	70
256,797		Mattel, Inc	10,007
29,150	*,e	MDC Holdings, Inc	883
28,574	*	Meritage Homes Corp	1,206
153,320	*	Michael Kors Holdings Ltd	13,592
46,185	*	Mohawk Industries, Inc	6,389
12,667		Movado Group, Inc	528
4,424		Nacco Industries, Inc (Class A)	224
22,756	*	Nautilus, Inc	252
6,504	*	New Home Co Inc	92
209,560		Newell Rubbermaid, Inc	6,494
529,059		Nike, Inc (Class B)	41,029
3,356	*	NVR, Inc	3,861
10,973		Oxford Industries, Inc	732
8,860	*	Perry Ellis International, Inc	154
61,650		Phillips-Van Heusen Corp	7,188
49,324		Polaris Industries, Inc	6,424
34,091		Pool Corp	1,928
287,099		Pulte Homes, Inc	5,788
101,655	*	Quiksilver, Inc	364
44,739		Ralph Lauren Corp	7,189
6,477		RG Barry Corp	123
35,106		Ryland Group, Inc	1,385
12,710	*	Sequential Brands Group, Inc	175
29,390	*	Skechers U.S.A., Inc (Class A)	1,343
12,508	*	Skullcandy, Inc	91
48,359	*,e	Smith & Wesson Holding Corp	703
112,658	*	Standard-Pacific Corp	969
45,166	*	Steven Madden Ltd	1,549
14,503	e	Sturm Ruger & Co, Inc	856
24,241	*	Taylor Morrison Home Corp	543
45,528	*	Tempur-Pedic International, Inc	2,718
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
129,618	*	Toll Brothers, Inc	$4,783
12,000	*,e	TRI Pointe Homes, Inc	189
36,378	*	Tumi Holdings, Inc	732
38,199		Tupperware Corp	3,197
5,056	*	Turtle Beach Corp	47
5,823	*	UCP, Inc (Class A)	80
127,428	*,e	Under Armour, Inc (Class A)	7,581
10,905	*	Unifi, Inc	300
11,370	*	Universal Electronics, Inc	556
16,444	*,e	Vera Bradley, Inc	360
261,397		VF Corp	16,468
9,200	*	Vince Holding Corp	337
8,501	*	WCI Communities, Inc	164
5,214		Weyco Group, Inc	143
58,908		Whirlpool Corp	8,201
13,294	*	William Lyon Homes, Inc	405
76,448	e	Wolverine World Wide, Inc	1,992
		TOTAL CONSUMER DURABLES & APPAREL	250,858

CONSUMER SERVICES - 2.1%
7,931	*	2U, Inc	133
13,862	*	American Public Education, Inc	477
74,107	*	Apollo Group, Inc (Class A)	2,316
25,000		ARAMARK Holdings Corp	647
11,587	*	Ascent Media Corp (Series A)	765
29,370	*	Bally Technologies, Inc	1,930
18,782	*	BJ’s Restaurants, Inc	656
58,200	*	Bloomin’ Brands, Inc	1,305
21,179	e	Bob Evans Farms, Inc	1,060
58,143	*	Boyd Gaming Corp	705
14,947	*	Bravo Brio Restaurant Group, Inc	233
13,548	*	Bridgepoint Education, Inc	180
23,382	*	Bright Horizons Family Solutions	1,004
50,290		Brinker International, Inc	2,447
14,166	*	Buffalo Wild Wings, Inc	2,347
76,511		Burger King Worldwide, Inc	2,083
27,726	*	Caesars Acquisition Co	343
38,423	*,e	Caesars Entertainment Corp	695
9,631		Capella Education Co	524
46,334	*	Career Education Corp	217
318,100		Carnival Corp	11,977
12,748		Carriage Services, Inc	218
27,792	*	Carrols Restaurant Group, Inc	198
14,608		CBRL Group, Inc	1,455
37,810		Cheesecake Factory	1,755
54,819	*,e	Chegg, Inc	386
23,515	*	Chipotle Mexican Grill, Inc (Class A)	13,933
26,423		Choice Hotels International, Inc	1,245
10,504		Churchill Downs, Inc	947
12,474	*	Chuy’s Holdings, Inc	453
15,700		ClubCorp Holdings, Inc	291
5,623		Collectors Universe	110
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
100,344		Darden Restaurants, Inc	$4,643
17,725	*	Del Frisco’s Restaurant Group, Inc	489
75,312	*	Denny’s Corp	491
48,007		DeVry, Inc	2,033
26,852	*	Diamond Resorts International, Inc	625
12,442		DineEquity, Inc	989
42,657		Domino’s Pizza, Inc	3,118
81,221		Dunkin Brands Group, Inc	3,721
21,777	*,e	Education Management Corp	37
8,157		Einstein Noah Restaurant Group, Inc	131
11,217	*	Empire Resorts, Inc	80
3,282	*	Famous Dave’s of America, Inc	94
20,469	*	Fiesta Restaurant Group, Inc	950
3,249		Graham Holdings Co	2,333
34,464	*	Grand Canyon Education, Inc	1,584
208,641		H&R Block, Inc	6,994
41,775		Hillenbrand, Inc	1,363
102,800	*	Hilton Worldwide Holdings, Inc	2,395
82,847	*	Houghton Mifflin Harcourt Co	1,587
31,491	*	Hyatt Hotels Corp	1,920
4,863	*,e	Ignite Restaurant Group, Inc	71
193,944		International Game Technology	3,086
20,955		International Speedway Corp (Class A)	697
33,777		Interval Leisure Group, Inc	741
13,700	*,e	Intrawest Resorts Holdings Inc	157
15,534	*	Isle of Capri Casinos, Inc	133
18,743	*,e	ITT Educational Services, Inc	313
30,287		Jack in the Box, Inc	1,812
12,737	*	Jamba, Inc	154
3,365	*	JTH Holding, Inc	112
26,055	*,e	K12, Inc	627
51,222	*	Krispy Kreme Doughnuts, Inc	819
33,801	*	La Quinta Holdings, Inc	647
284,793		Las Vegas Sands Corp	21,707
32,744	*,e	Life Time Fitness, Inc	1,596
61,345	*	LifeLock, Inc	856
14,891		Marcus Corp	272
167,829		Marriott International, Inc (Class A)	10,758
21,460	*	Marriott Vacations Worldwide Corp	1,258
23,085		Matthews International Corp (Class A)	960
748,615		McDonald’s Corp	75,415
282,640	*	MGM Mirage	7,462
7,140	*	Monarch Casino & Resort, Inc	108
23,956	*	Morgans Hotel Group Co	190
22,035	*	Multimedia Games, Inc	653
2,018	*	Nathan’s Famous, Inc	109
8,091	*,e	Noodles & Co	278
44,600	*	Norwegian Cruise Line Holdings Ltd	1,414
71,477	*	Orient-Express Hotels Ltd	1,039
21,333	*	Panera Bread Co (Class A)	3,196
24,166		Papa John’s International, Inc	1,024
60,160	*	Penn National Gaming, Inc	730
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
43,980	*	Pinnacle Entertainment, Inc	$1,107
18,260	*	Popeyes Louisiana Kitchen, Inc	798
11,582	*	Potbelly Corp	185
10,662	*	Red Robin Gourmet Burgers, Inc	759
37,371		Regis Corp	526
124,741		Royal Caribbean Cruises Ltd	6,936
46,223	*	Ruby Tuesday, Inc	351
26,831		Ruth’s Chris Steak House, Inc	331
42,614	*	Scientific Games Corp (Class A)	474
51,334		SeaWorld Entertainment, Inc	1,454
161,096		Service Corp International	3,338
50,232		Six Flags Entertainment Corp	2,137
45,772	*	Sonic Corp	1,011
46,276		Sotheby’s (Class A)	1,943
9,984		Speedway Motorsports, Inc	182
569,701		Starbucks Corp	44,084
146,064		Starwood Hotels & Resorts Worldwide, Inc	11,805
1,149	*	Steak N Shake Co	486
11,970	*	Steiner Leisure Ltd	518
9,323	*	Strayer Education, Inc	490
48,004		Texas Roadhouse, Inc (Class A)	1,248
15,190		Universal Technical Institute, Inc	184
27,599		Vail Resorts, Inc	2,130
20,024	e	Weight Watchers International, Inc	404
207,760		Wendy’s	1,772
96,319		Wyndham Worldwide Corp	7,293
61,484		Wynn Resorts Ltd	12,762
334,242		Yum! Brands, Inc	27,140
4,563	*	Zoe’s Kitchen, Inc	157
		TOTAL CONSUMER SERVICES	359,011

DIVERSIFIED FINANCIALS - 3.6%
40,110	*	Affiliated Managers Group, Inc	8,239
204,666	*	Ally Financial, Inc	4,894
687,066		American Express Co	65,182
143,825		Ameriprise Financial, Inc	17,259
20,852		Artisan Partners Asset Management, Inc	1,182
863,861		Bank of New York Mellon Corp	32,377
131,560		BGC Partners, Inc (Class A)	979
96,586		BlackRock, Inc	30,869
16,951		Calamos Asset Management, Inc (Class A)	227
432,993		Capital One Financial Corp	35,765
22,738		Cash America International, Inc	1,010
66,839		CBOE Holdings, Inc	3,289
836,494		Charles Schwab Corp	22,527
242,077		CME Group, Inc	17,175
14,207	e	Cohen & Steers, Inc	616
10,988	*	Consumer Portfolio Services, Inc	84
23,678		CorEnergy Infrastructure Trust, Inc	175
75,792	*	Cowen Group, Inc	320
5,419	*	Credit Acceptance Corp	667
7,179	e	Deerfield Capital Corp	65
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,990		Diamond Hill Investment Group, Inc	$254
363,027		Discover Financial Services	22,500
216,676	*	E*Trade Financial Corp	4,606
91,544		Eaton Vance Corp	3,459
19,334	*,e	Encore Capital Group, Inc	878
24,923		Evercore Partners, Inc (Class A)	1,437
38,445	*	Ezcorp, Inc (Class A)	444
9,821	*	FBR & Co	266
69,691	e	Federated Investors, Inc (Class B)	2,155
39,058	e	Financial Engines, Inc	1,769
21,634	*	First Cash Financial Services, Inc	1,246
300,623		Franklin Resources, Inc	17,388
14,257	e	Friedman Billings Ramsey Group, Inc (Class A)	390
33,940	e	FXCM, Inc	508
18,319	e	Gain Capital Holdings, Inc	144
6,584		GAMCO Investors, Inc (Class A)	547
54,396		GFI Group, Inc	181
338,677		Goldman Sachs Group, Inc	56,708
23,327	*	Green Dot Corp	443
22,433	e	Greenhill & Co, Inc	1,105
25,335		HFF, Inc (Class A)	942
40,633		Interactive Brokers Group, Inc (Class A)	946
86,996		IntercontinentalExchange Group, Inc	16,433
12,794	*	International Assets Holding Corp	255
32,107	*	Internet Capital Group, Inc	670
327,740		Invesco Ltd	12,372
28,315	*	Investment Technology Group, Inc	478
19,500	e	iShares Russell 2000 Index Fund	2,317
124,420	e	Janus Capital Group, Inc	1,553
9,015	*	JGWPT Holdings, Inc	101
54,281	*	KCG Holdings, Inc	645
73,441	*	Ladenburg Thalmann Financial Services, Inc	231
97,716		Lazard Ltd (Class A)	5,038
84,309		Legg Mason, Inc	4,326
278,931		Leucadia National Corp	7,314
66,106		LPL Financial Holdings, Inc	3,288
10,552		Manning & Napier, Inc	182
6,167	*	Marcus & Millichap, Inc	157
27,836		MarketAxess Holdings, Inc	1,505
6,533		Marlin Business Services Corp	119
208,234		McGraw-Hill Financial, Inc	17,290
5,647	*	Moelis & Co	190
144,484		Moody’s Corp	12,665
1,157,124		Morgan Stanley	37,410
90,661	*	MSCI, Inc (Class A)	4,157
84,624		NASDAQ OMX Group, Inc	3,268
319,918		Navient Corp	5,666
17,569		Nelnet, Inc (Class A)	728
21,889	*	NewStar Financial, Inc	308
7,402		Nicholas Financial, Inc	106
182,080		Northern Trust Corp	11,691
7,363		Oppenheimer Holdings, Inc	177
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
41,814	*	PHH Corp	$961
17,372	*	Pico Holdings, Inc	413
13,978	*	Piper Jaffray Cos	724
39,048	*,e	Portfolio Recovery Associates, Inc	2,324
9,591		Pzena Investment Management, Inc (Class A)	107
94,509		Raymond James Financial, Inc	4,794
3,237		RCS Capital Corp (Class A)	69
8,577	*	Regional Management Corp	133
9,098		Resource America, Inc (Class A)	85
19,711	*	Safeguard Scientifics, Inc	410
66,420		Santander Consumer USA Holdings, Inc	1,291
109,665		SEI Investments Co	3,594
3,845		Silvercrest Asset Management Group, Inc	66
320,682		SLM Corp	2,665
5,300	e	SPDR S&P MidCap 400 ETF Trust	1,381
86,000		SPDR Trust Series 1	16,832
18,800	*,e	Springleaf Holdings, Inc	488
325,965		State Street Corp	21,924
49,761	*	Stifel Financial Corp	2,356
26,347	*	SWS Group, Inc	192
197,360		T Rowe Price Group, Inc	16,659
185,673		TD Ameritrade Holding Corp	5,821
6,509		Tiptree Financial, Inc	57
5,194	*	Virtus Investment Partners, Inc	1,100
57,175		Voya Financial, Inc	2,078
65,189		Waddell & Reed Financial, Inc (Class A)	4,080
28,439	*,e	Walter Investment Management Corp	847
5,409		Westwood Holdings Group, Inc	325
80,939	*,e	WisdomTree Investments, Inc	1,000
6,547	*,e	World Acceptance Corp	497
		TOTAL DIVERSIFIED FINANCIALS	605,130

ENERGY - 9.8%
70,225	*	Abraxas Petroleum Corp	440
1,730		Adams Resources & Energy, Inc	135
17,965		Alon USA Energy, Inc	223
172,068	*,e	Alpha Natural Resources, Inc	638
22,029	*	American Eagle Energy Corp	132
13,406	*,e	Amyris Biotechnologies, Inc	50
382,577		Anadarko Petroleum Corp	41,881
40,296	*	Antero Resources Corp	2,645
296,715		Apache Corp	29,855
6,580	*,e	APCO Argentina, Inc	95
30,066	*,e	Approach Resources, Inc	683
170,075	e	Arch Coal, Inc	621
14,064		Ardmore Shipping Corp	195
38,925	*	Athlon Energy, Inc	1,857
42,045	*	Atwood Oceanics, Inc	2,207
330,260		Baker Hughes, Inc	24,588
23,122	*	Basic Energy Services, Inc	676
36,863	*,e	Bill Barrett Corp	987
24,316	*	Bonanza Creek Energy, Inc	1,391
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
90,573	*,e	BPZ Energy, Inc	$279
26,221		Bristow Group, Inc	2,114
34,352	*	C&J Energy Services, Inc	1,160
320,466		Cabot Oil & Gas Corp	10,941
30,407	*	Callon Petroleum Co	354
154,562	*	Cameron International Corp	10,465
15,028	e	CARBO Ceramics, Inc	2,316
34,645	*	Carrizo Oil & Gas, Inc	2,400
30,100	*,e	CHC Group Ltd	254
181,445	*	Cheniere Energy, Inc	13,010
399,678		Chesapeake Energy Corp	12,422
1,441,996		Chevron Corp	188,253
66,090		Cimarex Energy Co	9,481
4,602	*	Clayton Williams Energy, Inc	632
50,466	*,e	Clean Energy Fuels Corp	591
46,507	*	Cloud Peak Energy, Inc	857
265,537	*	Cobalt International Energy, Inc	4,873
36,545		Comstock Resources, Inc	1,054
85,701	*	Concho Resources, Inc	12,384
929,954		ConocoPhillips	79,725
173,265		Consol Energy, Inc	7,982
12,994	*	Contango Oil & Gas Co	550
32,408	*,e	Continental Resources, Inc	5,122
11,149	e	CVR Energy, Inc	537
6,271		Dawson Geophysical Co	180
37,115		Delek US Holdings, Inc	1,048
279,427		Denbury Resources, Inc	5,158
309,448		Devon Energy Corp	24,570
53,570		DHT Holdings, Inc	386
50,196	e	Diamond Offshore Drilling, Inc	2,491
28,919	*	Diamondback Energy, Inc	2,568
5,647	*	Dorian LPG Ltd	130
57,836	*	Dresser-Rand Group, Inc	3,686
30,642	*	Dril-Quip, Inc	3,347
43,233	*,e	Emerald Oil, Inc	331
55,035		Energen Corp	4,892
72,871	e	Energy XXI Bermuda Ltd	1,722
413,670		EOG Resources, Inc	48,341
30,000	*,e	EP Energy Corp	692
27,387		Equal Energy Ltd	148
114,878		Equitable Resources, Inc	12,280
16,143	*	Era Group, Inc	463
11,704		Evolution Petroleum Corp	128
130,558	e	EXCO Resources, Inc	769
43,775		Exterran Holdings, Inc	1,969
3,264,226	d	Exxon Mobil Corp	328,642
178,050	*	FMC Technologies, Inc	10,874
91,201	*,e	Forest Oil Corp	208
39,615	*	Forum Energy Technologies, Inc	1,443
26,300		Frank’s International NV	647
39,564	*,e	Frontline Ltd	116
36,931	*,e	FX Energy, Inc	133
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,033		GasLog Ltd	$1,022
46,154	*	Gastar Exploration, Inc	402
9,836	*,e	Geospace Technologies Corp	542
8,901	*	Glori Energy, Inc	97
33,053	e	Golar LNG Ltd	1,986
24,817	*,e	Goodrich Petroleum Corp	685
26,945		Green Plains Renewable Energy, Inc	886
11,124		Gulf Island Fabrication, Inc	239
20,444		Gulfmark Offshore, Inc	924
64,737	*	Gulfport Energy Corp	4,065
197,703	*,e	Halcon Resources Corp	1,441
3,710		Hallador Petroleum Co	35
639,736		Halliburton Co	45,428
33,334	*	Harvest Natural Resources, Inc	166
81,306	*	Helix Energy Solutions Group, Inc	2,139
71,374		Helmerich & Payne, Inc	8,287
121,560	*,e	Hercules Offshore, Inc	489
220,485		Hess Corp	21,804
150,647		Holly Corp	6,582
27,723	*,e	Hornbeck Offshore Services, Inc	1,301
100,154	*	ION Geophysical Corp	423
823	*	Isramco, Inc	105
8,500	*	Jones Energy, Inc (Class A)	174
99,683	*	Key Energy Services, Inc	911
497,519		Kinder Morgan, Inc	18,040
24,864		Knightsbridge Tankers Ltd	353
201,636	*	Kodiak Oil & Gas Corp	2,934
73,463	*	Kosmos Energy LLC	825
58,420	*	Laredo Petroleum Holdings, Inc	1,810
152,810	*	Magnum Hunter Resources Corp	1,253
528,659		Marathon Oil Corp	21,104
190,479		Marathon Petroleum Corp	14,871
55,403	*	Matador Resources Co	1,622
23,922	*	Matrix Service Co	784
180,710	*,e	McDermott International, Inc	1,462
25,277	*,e	Midstates Petroleum Co, Inc	183
37,819	*,e	Miller Petroleum, Inc	242
9,855	*	Mitcham Industries, Inc	138
136,288		Murphy Oil Corp	9,060
223,659		Nabors Industries Ltd	6,569
324,337		National Oilwell Varco, Inc	26,709
9,713	*	Natural Gas Services Group, Inc	321
61,477		Navios Maritime Acq Corp	228
103,184	*	Newfield Exploration Co	4,561
69,133	*	Newpark Resources, Inc	861
273,245		Noble Energy, Inc	21,166
68,002	e	Nordic American Tanker Shipping	648
54,400		North Atlantic Drilling Ltd	578
48,403	*,e	Northern Oil And Gas, Inc	788
16,270	*,e	Nuverra Environmental Solutions, Inc	327
76,721	*	Oasis Petroleum, Inc	4,288
595,049		Occidental Petroleum Corp	61,070
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
82,172		Oceaneering International, Inc	$6,420
35,581	*	Oil States International, Inc	2,280
158,189		Oneok, Inc	10,770
15,683	*	Pacific Ethanol, Inc	240
5,367		Panhandle Oil and Gas, Inc (Class A)	301
96,030	*	Parker Drilling Co	626
37,983	*	Parsley Energy, Inc	914
109,613		Patterson-UTI Energy, Inc	3,830
40,130		PBF Energy, Inc	1,069
27,088	*	PDC Energy, Inc	1,711
207,042	e	Peabody Energy Corp	3,385
50,170	*,e	Penn Virginia Corp	850
43,261	*	Petroquest Energy, Inc	325
9,723	*	PHI, Inc	433
428,636		Phillips 66	34,475
42,944	*	Pioneer Energy Services Corp	753
108,318		Pioneer Natural Resources Co	24,893
9,686	*	Profire Energy, Inc	44
136,144		Questar Market Resources, Inc	4,697
106,368	*,e	Quicksilver Resources, Inc	284
124,202		Range Resources Corp	10,799
21,954	*	Renewable Energy Group, Inc	252
58,594	*,e	Resolute Energy Corp	506
36,039	*	Rex Energy Corp	638
5,384	*	Rex Stores Corp	395
38,100	*	Rice Energy, Inc	1,160
9,601	*	RigNet, Inc	517
14,462	*	Ring Energy, Inc	252
45,950	*	Rosetta Resources, Inc	2,520
93,726		Rowan Cos plc	2,993
46,325		RPC, Inc	1,088
17,500	*	RSP Permian, Inc	568
33,531	*,e	Sanchez Energy Corp	1,260
375,818	*,e	SandRidge Energy, Inc	2,687
985,122		Schlumberger Ltd	116,195
150,976	e	Scorpio Tankers, Inc	1,535
15,043	*	SEACOR Holdings, Inc	1,237
267,582	e	Seadrill Ltd	10,690
31,863		SemGroup Corp	2,512
45,041	e	Ship Finance International Ltd	837
58,052	*,e	Solazyme, Inc	684
266,793	*	Southwestern Energy Co	12,136
508,692		Spectra Energy Corp	21,609
50,791		St. Mary Land & Exploration Co	4,272
42,383	*	Stone Energy Corp	1,983
118,843		Superior Energy Services	4,295
39,048	*,e	Swift Energy Co	507
44,903	*	Synergy Resources Corp	595
25,232		Targa Resources Investments, Inc	3,522
34,489		Teekay Corp	2,147
48,134	e	Teekay Tankers Ltd (Class A)	207
26,063		Tesco Corp	556
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
97,850		Tesoro Corp	$5,741
61,337	*	Tetra Technologies, Inc	723
36,444		Tidewater, Inc	2,046
17,866	*	TransAtlantic Petroleum Ltd	204
56,984	*,e	Triangle Petroleum Corp	670
116,012	*,e	Ultra Petroleum Corp	3,444
36,980	*	Unit Corp	2,545
48,465	*	Vaalco Energy, Inc	350
404,100		Valero Energy Corp	20,245
169,150	*,e	Vantage Drilling Co	325
8,585	*	Vertex Energy, Inc	83
26,733		W&T Offshore, Inc	438
67,894	*	Warren Resources, Inc	421
41,371		Western Refining, Inc	1,553
10,257	*	Westmoreland Coal Co	372
90,085	*	Whiting Petroleum Corp	7,229
33,654	*	Willbros Group, Inc	416
519,114		Williams Cos, Inc	30,218
55,107		World Fuel Services Corp	2,713
151,612	*	WPX Energy, Inc	3,625
		TOTAL ENERGY	1,630,160

FOOD & STAPLES RETAILING - 1.9%
21,366		Andersons, Inc	1,102
29,135		Casey’s General Stores, Inc	2,048
14,374	*	Chefs’ Warehouse Holdings, Inc	284
331,185		Costco Wholesale Corp	38,139
885,741		CVS Corp	66,758
11,866	*,e	Fairway Group Holdings Corp	79
31,233	*,e	Fresh Market, Inc	1,045
8,163		Ingles Markets, Inc (Class A)	215
385,802		Kroger Co	19,070
24,395		Liberator Medical Holdings, Inc	92
6,410	*	Natural Grocers by Vitamin C	137
16,292	*	Pantry, Inc	264
14,319		Pricesmart, Inc	1,246
731,408	*	Rite Aid Corp	5,244
30,608		Roundy’s, Inc	169
174,612		Safeway, Inc	5,996
28,394		Spartan Stores, Inc	597
69,957	*,e	Sprouts Farmers Market, Inc	2,289
154,781	*	Supervalu, Inc	1,272
13,980	*	Susser Holdings Corp	1,129
449,525		Sysco Corp	16,835
38,243	*	United Natural Foods, Inc	2,490
4,843		Village Super Market (Class A)	114
719,323		Walgreen Co	53,323
1,206,895		Wal-Mart Stores, Inc	90,602
8,834		Weis Markets, Inc	404
278,606		Whole Foods Market, Inc	10,763
		TOTAL FOOD & STAPLES RETAILING	321,706
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 4.5%
32,198	*	22nd Century Group, Inc	$99
2,319		Alico, Inc	87
68,179	*	Alliance One International, Inc	170
1,504,770		Altria Group, Inc	63,110
12,675	*,e	Annie’s, Inc	429
500,856		Archer Daniels Midland Co	22,093
40,577		B&G Foods, Inc (Class A)	1,326
6,146	*,e	Boston Beer Co, Inc (Class A)	1,374
44,670	*	Boulder Brands, Inc	633
114,934		Brown-Forman Corp (Class B)	10,823
111,586		Bunge Ltd	8,440
9,305		Calavo Growers, Inc	315
11,829		Cal-Maine Foods, Inc	879
133,322		Campbell Soup Co	6,107
35,476	*	Chiquita Brands International, Inc	385
3,512		Coca-Cola Bottling Co Consolidated	259
2,971,326		Coca-Cola Co	125,865
192,043		Coca-Cola Enterprises, Inc	9,176
318,825		ConAgra Foods, Inc	9,463
117,161	*	Constellation Brands, Inc (Class A)	10,325
7,653	*	Craft Brewers Alliance, Inc	85
124,713	*	Darling International, Inc	2,607
70,011	e	Dean Foods Co	1,232
16,103	*,e	Diamond Foods, Inc	454
154,462		Dr Pepper Snapple Group, Inc	9,048
5,320	*	Farmer Bros Co	115
128,238		Flowers Foods, Inc	2,703
27,620		Fresh Del Monte Produce, Inc	847
481,788		General Mills, Inc	25,313
38,052	*	Hain Celestial Group, Inc	3,377
114,104		Hershey Co	11,110
88,860		Hillshire Brands Co	5,536
100,334		Hormel Foods Corp	4,951
57,597		Ingredion, Inc	4,322
10,713	*	Inventure Foods, Inc	121
11,326		J&J Snack Foods Corp	1,066
81,528		J.M. Smucker Co	8,688
5,780		John B. Sanfilippo & Son, Inc	153
196,254		Kellogg Co	12,894
107,126		Keurig Green Mountain, Inc	13,349
450,906		Kraft Foods Group, Inc	27,032
14,003		Lancaster Colony Corp	1,333
38,935		Lance, Inc	1,030
3,603	*,e	Lifeway Foods, Inc	50
6,464	e	Limoneira Co	142
274,493		Lorillard, Inc	16,736
100,712		McCormick & Co, Inc	7,210
153,886		Mead Johnson Nutrition Co	14,338
103,045		Molson Coors Brewing Co (Class B)	7,642
1,281,352		Mondelez International, Inc	48,192
108,438	*	Monster Beverage Corp	7,702
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,815	*	National Beverage Corp	$167
15,084	*	Omega Protein Corp	206
1,148,290		PepsiCo, Inc	102,588
1,191,397		Philip Morris International, Inc	100,447
48,235	*	Pilgrim’s Pride Corp	1,320
40,896		Pinnacle Foods, Inc	1,345
33,337	*	Post Holdings, Inc	1,697
233,736		Reynolds American, Inc	14,106
17,484		Sanderson Farms, Inc	1,699
224	*	Seaboard Corp	677
6,106	*	Seneca Foods Corp	187
14,223	*,e	Synutra International, Inc	95
15,357	e	Tootsie Roll Industries, Inc	452
28,438	*	TreeHouse Foods, Inc	2,277
204,518		Tyson Foods, Inc (Class A)	7,678
17,708	e	Universal Corp	980
50,271	e	Vector Group Ltd	1,040
131,695	*	WhiteWave Foods Co (Class A)	4,263
		TOTAL FOOD, BEVERAGE & TOBACCO	751,960

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
15,924	e	Abaxis, Inc	706
1,137,826		Abbott Laboratories	46,537
29,721	*,e	Abiomed, Inc	747
26,970	*	Acadia Healthcare Co, Inc	1,227
58,290	*,e	Accuray, Inc	513
4,240	*	Addus HomeCare Corp	95
270,062		Aetna, Inc	21,897
29,433	*,e	Air Methods Corp	1,520
61,821	*	Align Technology, Inc	3,464
4,207	*	Alliance HealthCare Services, Inc	114
133,589	*	Allscripts Healthcare Solutions, Inc	2,144
7,268	*	Almost Family, Inc	160
21,596	*	Amedisys, Inc	362
171,138		AmerisourceBergen Corp	12,435
34,893	*	AMN Healthcare Services, Inc	429
24,628	*	Amsurg Corp	1,122
9,253		Analogic Corp	724
18,523	*	Angiodynamics, Inc	302
10,943	*	Anika Therapeutics, Inc	507
91,526	*,e	Antares Pharma, Inc	244
28,653	*,e	athenahealth, Inc	3,585
21,089	*	AtriCure, Inc	388
1,165		Atrion Corp	380
57,809		Bard (C.R.), Inc	8,267
411,056		Baxter International, Inc	29,719
146,373		Becton Dickinson & Co	17,316
17,746	*,e	Bio-Reference Labs, Inc	536
51,896	*,e	BioScrip, Inc	433
19,708	*	BioTelemetry, Inc	141
1,001,367	*	Boston Scientific Corp	12,787
94,983	*	Brookdale Senior Living, Inc	3,167
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,942		Cantel Medical Corp	$1,023
21,051	*	Capital Senior Living Corp	502
257,768		Cardinal Health, Inc	17,673
20,716	*	Cardiovascular Systems, Inc	646
157,149	*	CareFusion Corp	6,970
9,769	*	Castlight Health, Inc	148
156,388	*	Catamaran Corp	6,906
43,593	*	Centene Corp	3,296
225,668	*	Cerner Corp	11,640
49,516	*,e	Cerus Corp	206
14,552	e	Chemed Corp	1,364
10,409	*	Chindex International, Inc	247
203,055		Cigna Corp	18,675
87,364	*	Community Health Systems, Inc	3,964
9,537		Computer Programs & Systems, Inc	607
20,631		Conmed Corp	911
36,230		Cooper Cos, Inc	4,910
12,032	*	Corvel Corp	544
341,560		Covidien plc	30,802
22,090	*	Cross Country Healthcare, Inc	144
19,963		CryoLife, Inc	179
20,834	*	Cyberonics, Inc	1,301
16,811	*	Cynosure, Inc (Class A)	357
134,706	*	DaVita, Inc	9,742
107,333		Dentsply International, Inc	5,082
16,710	*,e	Derma Sciences, Inc	193
56,587	*	DexCom, Inc	2,244
83,925	*	Edwards Lifesciences Corp	7,204
30,361	*	Emeritus Corp	961
47,927	*	Endologix, Inc	729
14,856		Ensign Group, Inc	462
52,626	*	Envision Healthcare Holdings, Inc	1,890
7,074	*	Exactech, Inc	178
26,213	*	ExamWorks Group, Inc	832
586,009	*	Express Scripts Holding Co	40,628
29,310	*	Five Star Quality Care, Inc	147
30,765	*,e	GenMark Diagnostics, Inc	416
22,160	*	Gentiva Health Services, Inc	334
49,755	*	Globus Medical, Inc	1,190
18,107	*	Greatbatch, Inc	888
38,562	*	Haemonetics Corp	1,360
25,502	*	Hanger Orthopedic Group, Inc	802
247,266	*	HCA Holdings, Inc	13,941
60,101	*	Health Net, Inc	2,497
66,457		Healthsouth Corp	2,384
14,864	*	HealthStream, Inc	361
28,116	*,e	Healthways, Inc	493
12,504	*	HeartWare International, Inc	1,107
64,633	*	Henry Schein, Inc	7,670
43,409		Hill-Rom Holdings, Inc	1,802
65,676	*	HMS Holdings Corp	1,340
198,225	*	Hologic, Inc	5,025
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
117,278		Humana, Inc	$14,979
9,893	*	ICU Medical, Inc	602
38,845	*	Idexx Laboratories, Inc	5,189
35,949	*	IMS Health Holdings, Inc	923
4,131	*	Inogen Inc	93
41,898	*	Insulet Corp	1,662
18,839	*	Integra LifeSciences Holdings Corp	887
29,188	*	Intuitive Surgical, Inc	12,020
23,110		Invacare Corp	425
62,113	*	Inverness Medical Innovations, Inc	2,324
12,768	*	IPC The Hospitalist Co, Inc	565
6,547	*	K2M Group Holdings, Inc	97
41,435		Kindred Healthcare, Inc	957
66,472	*	Laboratory Corp of America Holdings	6,807
8,629		Landauer, Inc	362
12,518	*	LDR Holding Corp	313
11,927	*	LHC Group, Inc	255
33,622	*	LifePoint Hospitals, Inc	2,088
20,796	*	Magellan Health Services, Inc	1,294
38,810	*	Masimo Corp	916
172,760		McKesson Corp	32,170
44,883	*	MedAssets, Inc	1,025
39,902	*	Medidata Solutions, Inc	1,708
756,651		Medtronic, Inc	48,244
43,385	*	Merge Healthcare, Inc	98
31,965	e	Meridian Bioscience, Inc	660
32,366	*	Merit Medical Systems, Inc	489
22,845	*	Molina Healthcare, Inc	1,020
9,533	*	MWI Veterinary Supply, Inc	1,354
8,081		National Healthcare Corp	455
5,598	*	National Research Corp	78
22,829	*	Natus Medical, Inc	574
27,729	*	Neogen Corp	1,122
35,423	*	NuVasive, Inc	1,260
45,234	*	NxStage Medical, Inc	650
74,986		Omnicare, Inc	4,992
27,790	*	Omnicell, Inc	798
36,642	*	OraSure Technologies, Inc	315
14,876	*	Orthofix International NV	539
48,567	e	Owens & Minor, Inc	1,650
10,159	*	Oxford Immunotec Global plc	171
64,882		Patterson Cos, Inc	2,563
75,502	*	Pediatrix Medical Group, Inc	4,390
23,814	*	PharMerica Corp	681
9,836	*,e	PhotoMedex, Inc	120
24,800	*	Premier, Inc	719
8,598	*	Providence Service Corp	315
37,773		Quality Systems, Inc	606
110,089	e	Quest Diagnostics, Inc	6,461
21,781	*,e	Quidel Corp	482
25,914	*	RadNet, Inc	172
106,456	e	Resmed, Inc	5,390
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,391	*,e	Rockwell Medical Technologies, Inc	$376
38,631	*	RTI Biologics, Inc	168
36,584		Select Medical Holdings Corp	571
43,638	*	Sirona Dental Systems, Inc	3,598
15,881	*	Skilled Healthcare Group, Inc (Class A)	100
30,482	*	Spectranetics Corp	697
215,715		St. Jude Medical, Inc	14,938
26,141	*	Staar Surgical Co	439
44,285		STERIS Corp	2,368
252,822		Stryker Corp	21,318
8,600	*	Surgical Care Affiliates, Inc	250
13,627	*	SurModics, Inc	292
32,497	*	Symmetry Medical, Inc	288
5,981	*	Tandem Diabetes Care, Inc	97
52,336	*	Team Health Holdings, Inc	2,614
31,210		Teleflex, Inc	3,296
76,019	*	Tenet Healthcare Corp	3,568
42,853	*	Thoratec Corp	1,494
26,972	*	Tornier BV	631
20,401	*	TransEnterix, Inc	103
20,300	*	Triple-S Management Corp (Class B)	364
5,633	*	TriVascular Technologies, Inc	88
77,329	*,e	Unilife Corp	229
742,160		UnitedHealth Group, Inc	60,671
28,773		Universal American Corp	240
67,302		Universal Health Services, Inc (Class B)	6,445
8,422		US Physical Therapy, Inc	288
2,349		Utah Medical Products, Inc	121
78,706	*	Varian Medical Systems, Inc	6,544
12,709	*	Vascular Solutions, Inc	282
66,310	*	VCA Antech, Inc	2,327
28,575	*,e	Veeva Systems, Inc	727
4,910	*	Veracyte, Inc	84
15,934	*	Vocera Communications, Inc	210
44,457	*	Volcano Corp	783
32,655	*	WellCare Health Plans, Inc	2,438
211,807		WellPoint, Inc	22,793
52,696		West Pharmaceutical Services, Inc	2,223
38,008	*	Wright Medical Group, Inc	1,193
22,473	*,e	Zeltiq Aesthetics, Inc	341
127,106		Zimmer Holdings, Inc	13,201
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	749,712

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
332,448		Avon Products, Inc	4,857
39,882	*	Central Garden and Pet Co (Class A)	367
103,052		Church & Dwight Co, Inc	7,209
99,051	e	Clorox Co	9,053
693,331		Colgate-Palmolive Co	47,271
43,500		Coty, Inc	745
19,608	*	Elizabeth Arden, Inc	420
46,250		Energizer Holdings, Inc	5,644
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
173,685		Estee Lauder Cos (Class A)	$12,898
15,213		Female Health Co	84
37,377	*	Harbinger Group, Inc	475
61,725	e	Herbalife Ltd	3,984
22,871	*	IGI Laboratories, Inc	121
12,258		Inter Parfums, Inc	362
285,393		Kimberly-Clark Corp	31,741
9,661	*,e	Medifast, Inc	294
5,868		Nature’s Sunshine Products, Inc	100
44,175		Nu Skin Enterprises, Inc (Class A)	3,267
8,067	*	Nutraceutical International Corp	193
3,981		Oil-Dri Corp of America	122
4,547		Orchids Paper Products Co	146
2,049,768		Procter & Gamble Co	161,091
9,587	*	Revlon, Inc (Class A)	292
15,918		Spectrum Brands, Inc	1,369
5,403	*,e	USANA Health Sciences, Inc	422
11,764		WD-40 Co	885
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	293,412

INSURANCE - 4.1%
255,847		ACE Ltd	26,531
343,994		Aflac, Inc	21,414
12,475	*	Alleghany Corp	5,466
74,631		Allied World Assurance Co Holdings Ltd	2,837
328,668		Allstate Corp	19,299
34,048	*	AMBAC Financial Group, Inc	930
56,412		American Equity Investment Life Holding Co	1,388
54,955		American Financial Group, Inc	3,273
1,095,709		American International Group, Inc	59,804
5,469		American National Insurance Co	625
13,065		Amerisafe, Inc	531
23,097	e	Amtrust Financial Services, Inc	966
235,462		Aon plc	21,213
101,165	*	Arch Capital Group Ltd	5,811
20,783		Argo Group International Holdings Ltd	1,062
118,906		Arthur J. Gallagher & Co	5,541
50,374		Aspen Insurance Holdings Ltd	2,288
53,750		Assurant, Inc	3,523
129,363		Assured Guaranty Ltd	3,169
8,461	*	Atlas Financial Holdings, Inc	128
84,687		Axis Capital Holdings Ltd	3,750
6,904		Baldwin & Lyons, Inc (Class B)	179
1,381,607	*	Berkshire Hathaway, Inc (Class B)	174,856
91,363		Brown & Brown, Inc	2,806
185,246		Chubb Corp	17,074
124,217		Cincinnati Financial Corp	5,967
32,879	*,e	Citizens, Inc (Class A)	243
19,762		CNA Financial Corp	799
164,574		Conseco, Inc	2,929
19,001		Crawford & Co (Class B)	192
7,812		Donegal Group, Inc (Class A)	120
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,028	*	eHealth, Inc	$533
4,503		EMC Insurance Group, Inc	139
24,104		Employers Holdings, Inc	511
33,679	e	Endurance Specialty Holdings Ltd	1,737
7,068	*	Enstar Group Ltd	1,065
20,774		Erie Indemnity Co (Class A)	1,563
34,974		Everest Re Group Ltd	5,613
9,829		FBL Financial Group, Inc (Class A)	452
8,326		Federated National Holding Co	212
8,299		Fidelity & Guaranty Life	199
209,065		Fidelity National Title Group, Inc (Class A)	6,849
80,939		First American Financial Corp	2,249
375,048	*	Genworth Financial, Inc (Class A)	6,526
20,683	*	Greenlight Capital Re Ltd (Class A)	681
7,438	*	Hallmark Financial Services	80
33,724		Hanover Insurance Group, Inc	2,130
340,568		Hartford Financial Services Group, Inc	12,196
75,001		HCC Insurance Holdings, Inc	3,671
6,789	e	HCI Group, Inc	276
5,489	*	Heritage Insurance Holdings, Inc	83
49,340	*	Hilltop Holdings, Inc	1,049
29,235		Horace Mann Educators Corp	914
5,951		Independence Holding Co	84
10,249		Infinity Property & Casualty Corp	689
2,854		Kansas City Life Insurance Co	130
37,633		Kemper Corp	1,387
199,871		Lincoln National Corp	10,281
234,894		Loews Corp	10,338
34,934		Maiden Holdings Ltd	422
10,589	*	Markel Corp	6,943
418,052		Marsh & McLennan Cos, Inc	21,663
108,070	*	MBIA, Inc	1,193
42,189		Meadowbrook Insurance Group, Inc	303
20,342		Mercury General Corp	957
696,541		Metlife, Inc	38,700
34,784		Montpelier Re Holdings Ltd	1,111
27,288		National General Holdings Corp	475
7,244		National Interstate Corp	203
1,551		National Western Life Insurance Co (Class A)	387
8,338	*	Navigators Group, Inc	559
195,723		Old Republic International Corp	3,237
17,609		OneBeacon Insurance Group Ltd (Class A)	274
38,267		PartnerRe Ltd	4,179
4,932	*	Phoenix Cos, Inc	239
24,214		Platinum Underwriters Holdings Ltd	1,570
43,301		Primerica, Inc	2,072
223,115		Principal Financial Group	11,263
45,135		ProAssurance Corp	2,004
448,216		Progressive Corp	11,367
59,625		Protective Life Corp	4,134
348,406		Prudential Financial, Inc	30,928
52,377		Reinsurance Group of America, Inc (Class A)	4,133
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,717		RenaissanceRe Holdings Ltd	$3,287
32,282		RLI Corp	1,478
10,041		Safety Insurance Group, Inc	516
42,211		Selective Insurance Group, Inc	1,043
33,695		Stancorp Financial Group, Inc	2,156
9,480		State Auto Financial Corp	222
16,046		Stewart Information Services Corp	498
56,908		Symetra Financial Corp	1,294
42,743	*	Third Point Reinsurance Ltd	652
66,559		Torchmark Corp	5,453
263,172		Travelers Cos, Inc	24,757
6,929	*	United America Indemnity Ltd	180
16,961		United Fire & Casualty Co	497
12,682		United Insurance Holdings Corp	219
22,242		Universal Insurance Holdings, Inc	288
194,972		UnumProvident Corp	6,777
68,796		Validus Holdings Ltd	2,631
75,884		W.R. Berkley Corp	3,514
4,646		White Mountains Insurance Group Ltd	2,827
205,711		XL Capital Ltd	6,733
		TOTAL INSURANCE	679,689

MATERIALS - 3.9%
22,177		A. Schulman, Inc	858
15,542	*	Advanced Emissions Solutions, Inc	356
3,376	*	AEP Industries, Inc	118
160,821		Air Products & Chemicals, Inc	20,685
56,289		Airgas, Inc	6,130
103,729	*,e	AK Steel Holding Corp	826
62,071		Albemarle Corp	4,438
887,161		Alcoa, Inc	13,210
81,466		Allegheny Technologies, Inc	3,674
79,955	*,e	Allied Nevada Gold Corp	301
20,501	e	American Vanguard Corp	271
7,032		Ampco-Pittsburgh Corp	161
50,635		Aptargroup, Inc	3,393
60,168		Ashland, Inc	6,543
75,563		Avery Dennison Corp	3,873
52,910		Axiall Corp	2,501
23,190		Balchem Corp	1,242
105,468		Ball Corp	6,611
78,588		Bemis Co, Inc	3,195
63,162	*	Berry Plastics Group, Inc	1,630
29,817	*	Boise Cascade Co	854
14,781		Brush Engineered Materials, Inc	547
48,545		Cabot Corp	2,815
41,280	*	Calgon Carbon Corp	922
38,318		Carpenter Technology Corp	2,424
11,808	*,e	Castle (A.M.) & Co	130
120,337		Celanese Corp (Series A)	7,735
39,702	*	Century Aluminum Co	623
39,420		CF Industries Holdings, Inc	9,482
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,158		Chase Corp	$176
73,547	*	Chemtura	1,922
15,540	*	Clearwater Paper Corp	959
116,499	e	Cliffs Natural Resources, Inc	1,753
77,643	*	Coeur d’Alene Mines Corp	713
89,141		Commercial Metals Co	1,543
25,270		Compass Minerals International, Inc	2,419
105,024	*	Crown Holdings, Inc	5,226
27,766		Cytec Industries, Inc	2,927
9,014		Deltic Timber Corp	545
48,674		Domtar Corp	2,086
912,101		Dow Chemical Co	46,937
695,699		Du Pont (E.I.) de Nemours & Co	45,527
37,135		Eagle Materials, Inc	3,501
117,481		Eastman Chemical Co	10,262
201,880		Ecolab, Inc	22,477
55,318	*	Ferro Corp	695
40,724	*	Flotek Industries, Inc	1,310
103,495		FMC Corp	7,368
785,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	28,688
14,460		FutureFuel Corp	240
32,454		Glatfelter	861
47,286		Globe Specialty Metals, Inc	983
24,960	e	Gold Resource Corp	126
205,071	*	Graphic Packaging Holding Co	2,399
24,459		Greif, Inc (Class A)	1,334
39,075		H.B. Fuller Co	1,879
6,809		Hawkins, Inc	253
9,402		Haynes International, Inc	532
54,162	*	Headwaters, Inc	752
262,218	e	Hecla Mining Co	905
33,599	*	Horsehead Holding Corp	613
152,705		Huntsman Corp	4,291
16,427		Innophos Holdings, Inc	946
18,027		Innospec, Inc	778
62,007		International Flavors & Fragrances, Inc	6,466
327,982		International Paper Co	16,553
40,015	*,e	Intrepid Potash, Inc	671
14,023		Kaiser Aluminum Corp	1,022
62,146	*	Kapstone Paper and Packaging Corp	2,059
4,800		KMG Chemicals, Inc	86
16,539		Koppers Holdings, Inc	633
24,388	*	Kraton Polymers LLC	546
14,288		Kronos Worldwide, Inc	224
19,323	*	Landec Corp	241
104,108	*	Louisiana-Pacific Corp	1,564
13,887	*	LSB Industries, Inc	579
324,680		LyondellBasell Industries AF S.C.A	31,705
8,861	*	Marrone Bio Innovations, Inc	103
34,945	e	Martin Marietta Materials, Inc	4,614
127,312		MeadWestvaco Corp	5,635
27,178		Minerals Technologies, Inc	1,782
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
124,409	*,e	Molycorp, Inc	$320
397,101		Monsanto Co	49,534
237,005		Mosaic Co	11,720
23,791		Myers Industries, Inc	478
11,726		Neenah Paper, Inc	623
7,313		NewMarket Corp	2,867
376,798		Newmont Mining Corp	9,586
29,589		Noranda Aluminium Holding Corp	104
240,123		Nucor Corp	11,826
61,075		Olin Corp	1,644
8,985		Olympic Steel, Inc	222
23,303		OM Group, Inc	756
32,453	*	Omnova Solutions, Inc	295
126,112	*	Owens-Illinois, Inc	4,368
74,848		Packaging Corp of America	5,351
64,376	*	Platform Specialty Products Corp	1,804
73,826		PolyOne Corp	3,111
108,584		PPG Industries, Inc	22,819
224,774		Praxair, Inc	29,859
9,804		Quaker Chemical Corp	753
31,957	*	Rayonier Advanced Materials, Inc	1,238
58,316		Reliance Steel & Aluminum Co	4,298
201,095	*	Rentech, Inc	521
49,260	*,e	Resolute Forest Products	827
54,373		Rock-Tenn Co (Class A)	5,741
55,625		Rockwood Holdings, Inc	4,227
48,654		Royal Gold, Inc	3,704
101,323		RPM International, Inc	4,679
23,200	*	RTI International Metals, Inc	617
19,399		Schnitzer Steel Industries, Inc (Class A)	506
23,952		Schweitzer-Mauduit International, Inc	1,046
34,069		Scotts Miracle-Gro Co (Class A)	1,937
163,420		Sealed Air Corp	5,584
31,811	*	Senomyx, Inc	275
38,347		Sensient Technologies Corp	2,137
67,653		Sherwin-Williams Co	13,998
91,531		Sigma-Aldrich Corp	9,289
33,477		Silgan Holdings, Inc	1,701
76,188		Sonoco Products Co	3,347
110,590		Southern Copper Corp (NY)	3,359
165,973		Steel Dynamics, Inc	2,979
13,671		Stepan Co	723
90,832	*	Stillwater Mining Co	1,594
52,835	*	SunCoke Energy, Inc	1,136
64,203	*	Tahoe Resources, Inc	1,682
21,638	*	Taminco Corp	503
17,215	*	Texas Industries, Inc	1,590
15,246	*	Trecora Resources	180
19,671		Tredegar Corp	460
44,328		Tronox Ltd	1,192
4,092	*	UFP Technologies, Inc	99
1,357		United States Lime & Minerals, Inc	88
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
110,404	e	United States Steel Corp	$2,875
4,623	*	Universal Stainless & Alloy	150
10,188	*,e	US Concrete, Inc	252
35,711		US Silica Holdings Inc	1,980
67,788		Valspar Corp	5,165
98,368		Vulcan Materials Co	6,271
47,694	e	Walter Energy, Inc	260
37,679		Wausau Paper Corp	408
31,064		Westlake Chemical Corp	2,602
4,506	*	WHX Corp	121
40,133		Worthington Industries, Inc	1,727
57,560	*	WR Grace & Co	5,441
17,018		Zep, Inc	301
		TOTAL MATERIALS	650,807

MEDIA - 3.5%
12,963		AH Belo Corp (Class A)	154
16,000		AMC Entertainment Holdings, Inc	398
45,765	*	AMC Networks, Inc	2,814
153,456	e	Cablevision Systems Corp (Class A)	2,709
17,686	*	Carmike Cinemas, Inc	621
430,424	e	CBS Corp (Class B)	26,747
16,837		CBS Outdoor Americas, Inc	550
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	162
60,064	*	Charter Communications, Inc	9,513
87,874		Cinemark Holdings, Inc	3,107
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	229
1,962,017		Comcast Corp (Class A)	105,321
27,056	*	Crown Media Holdings, Inc (Class A)	98
101,938	*	Cumulus Media, Inc (Class A)	672
772	*,e	Daily Journal Corp	160
12,681	*,e	Dex Media, Inc	141
361,376	*	DIRECTV	30,721
173,884	*	Discovery Communications, Inc (Class A)	12,916
159,417	*	DISH Network Corp (Class A)	10,375
57,581	*,e	DreamWorks Animation SKG, Inc (Class A)	1,339
18,269	*	Entercom Communications Corp (Class A)	196
54,182		Entravision Communications Corp (Class A)	337
14,854	*	Eros International plc	225
23,436	*	EW Scripps Co (Class A)	496
172,059		Gannett Co, Inc	5,387
14,759	*,e	Global Sources Ltd	122
38,349	*	Gray Television, Inc	504
33,505		Harte-Hanks, Inc	241
6,780	*,e	Hemisphere Media Group, Inc	85
320,956		Interpublic Group of Cos, Inc	6,262
33,375		John Wiley & Sons, Inc (Class A)	2,022
42,642	*	Journal Communications, Inc (Class A)	378
59,903		Lamar Advertising Co (Class A)	3,175
39,207	*	Lee Enterprises, Inc	174
71,816	*	Liberty Media Corp	9,816
64,240	e	Lions Gate Entertainment Corp	1,836
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
108,249	*	Live Nation, Inc	$2,673
9,932	*	Loral Space & Communications, Inc	722
46,379	*	Madison Square Garden, Inc	2,896
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	138
45,516	*,e	McClatchy Co (Class A)	253
32,196		MDC Partners, Inc	692
37,793	*,e	Media General, Inc (Class A)	776
26,535		Meredith Corp	1,283
14,733		Morningstar, Inc	1,058
46,358		National CineMedia, Inc	812
22,523	*	New Media Investment Group, Inc	318
98,100	e	New York Times Co (Class A)	1,492
377,718	*	News Corp	6,776
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,205
196,563		Omnicom Group, Inc	13,999
17,261	*	Radio One, Inc	85
7,422	*,e	ReachLocal, Inc	52
12,373	*	Reading International, Inc	106
60,087	e	Regal Entertainment Group (Class A)	1,268
7,217	*	Rentrak Corp	379
3,654		Saga Communications, Inc	156
8,940		Salem Communications	85
19,984		Scholastic Corp	681
80,102		Scripps Networks Interactive (Class A)	6,500
30,700	*,e	SFX Entertainment, Inc	249
51,060	e	Sinclair Broadcast Group, Inc (Class A)	1,774
2,087,425	*,e	Sirius XM Holdings, Inc	7,223
20,194	*	Sizmek, Inc	192
72,313	*	Starz-Liberty Capital	2,154
282,463	e	Thomson Corp	10,270
211,094		Time Warner Cable, Inc	31,094
668,185		Time Warner, Inc	46,940
84,151	*	Time, Inc	2,038
1,442,601		Twenty-First Century Fox, Inc	50,707
325,585		Viacom, Inc (Class B)	28,238
1,311,897		Walt Disney Co	112,482
21,644	e	World Wrestling Entertainment, Inc (Class A)	258
		TOTAL MEDIA	578,027

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,205,062		AbbVie, Inc	68,014
58,718	*,e	Acadia Pharmaceuticals, Inc	1,326
16,937	*	Accelerate Diagnostics, Inc	440
12,289	*,e	Acceleron Pharma, Inc	417
15,957	*,e	AcelRx Pharmaceuticals, Inc	164
5,364	*	Achaogen, Inc	75
98,237	*,e	Achillion Pharmaceuticals, Inc	744
31,389	*	Acorda Therapeutics, Inc	1,058
132,072	*	Actavis plc	29,459
15,055	*	Actinium Pharmaceuticals, Inc	109
21,882	*,e	Aegerion Pharmaceuticals, Inc	702
5,900	*	Aerie Pharmaceuticals, Inc	146
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
56,476	*,e	Affymetrix, Inc	$503
48,575	*	Agenus, Inc	156
252,502		Agilent Technologies, Inc	14,504
10,132	*,e	Agios Pharmaceuticals, Inc	464
6,056	*	Akebia Therapeutics, Inc	168
47,337	*	Akorn, Inc	1,574
17,375	*,e	Albany Molecular Research, Inc	350
6,292	*	Alder Biopharmaceuticals, Inc	126
149,855	*	Alexion Pharmaceuticals, Inc	23,415
27,483	*,e	Alimera Sciences, Inc	164
109,475	*	Alkermes plc	5,510
225,560		Allergan, Inc	38,169
50,442	*,e	Alnylam Pharmaceuticals, Inc	3,186
16,995	*,e	AMAG Pharmaceuticals, Inc	352
570,723		Amgen, Inc	67,556
30,986	*,e	Ampio Pharmaceuticals, Inc	259
25,259	*,e	Anacor Pharmaceuticals, Inc	448
5,005	*	ANI Pharmaceuticals, Inc	172
3,704	*	Applied Genetic Technologies Corp	86
18,952	*	Aratana Therapeutics, Inc	296
165,796	*,e	Arena Pharmaceuticals, Inc	972
138,860	*,e	Ariad Pharmaceuticals, Inc	885
91,342	*	Array Biopharma, Inc	417
39,456	*	Arrowhead Research Corp	565
6,200	*	Auspex Pharmaceuticals Inc	138
36,727	*,e	Auxilium Pharmaceuticals, Inc	737
121,211	*,e	AVANIR Pharmaceuticals, Inc	684
53,741	*	BioCryst Pharmaceuticals, Inc	685
28,320	*,e	BioDelivery Sciences International, Inc	342
180,636	*	Biogen Idec, Inc	56,956
110,409	*	BioMarin Pharmaceuticals, Inc	6,869
56,961	*	Bio-Path Holdings, Inc	174
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,858
2,967	*	Biospecifics Technologies Corp	80
27,248	*,e	Biotime, Inc	83
14,516	*	Bluebird Bio, Inc	560
1,250,290		Bristol-Myers Squibb Co	60,652
83,145	*	Bruker BioSciences Corp	2,018
26,827	*	Cambrex Corp	555
4,100	*,e	Cara Therapeutics Inc	70
610,404	*	Celgene Corp	52,421
74,133	*,e	Celldex Therapeutics, Inc	1,210
7,200	*,e	Cellular Dynamics International, Inc	105
16,803	*,e	Cempra, Inc	180
52,661	*,e	Cepheid, Inc	2,525
37,085	*	Charles River Laboratories International, Inc	1,985
18,304	*,e	ChemoCentryx, Inc	107
20,575	*	Chimerix, Inc	451
18,781	*,e	Clovis Oncology, Inc	778
56,916	*,e	Corcept Therapeutics, Inc	159
42,288	*	Covance, Inc	3,619
135,101	*,e	CTI BIOPHARMA CORP	380
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
57,007	*	Cubist Pharmaceuticals, Inc	$3,980
30,132	*,e	Cytokinetics, Inc	144
47,980	*,e	Cytori Therapeutics, Inc	115
41,833	*	CytRx Corp	175
120,216	*,e	Dendreon Corp	276
40,825	*	Depomed, Inc	567
2,700	*,e	Dicerna Pharmaceuticals Inc	61
9,738	*,e	Durata Therapeutics, Inc	166
102,195	*	Dyax Corp	981
199,281	*,e	Dynavax Technologies Corp	319
3,500	*,e	Eleven Biotheraputics Inc	46
745,255		Eli Lilly & Co	46,332
19,838	*	Emergent Biosolutions, Inc	446
7,962	*,e	Enanta Pharmaceuticals, Inc	343
115,311	*	Endo International plc	8,074
33,769	*,e	Endocyte, Inc	223
26,506	*	Enzo Biochem, Inc	139
9,923	*,e	Epizyme, Inc	309
6,700	*,e	Esperion Thereapeutics, Inc	106
62,597	*,e	Exact Sciences Corp	1,066
140,174	*,e	Exelixis, Inc	475
12,553	*,e	Five Prime Therapeutics, Inc	195
6,400	*	Flexion Therapeutics Inc	86
20,851	*	Fluidigm Corp	613
203,023	*	Forest Laboratories, Inc	20,099
10,743	*,m	Forest Laboratories, Inc CVR	10
10,758	*,e	Foundation Medicine, Inc	290
6,747	*	Furiex Pharmaceuticals Inc	716
13,945	*	Galectin Therapeutics, Inc	193
102,537	*,e	Galena Biopharma, Inc	314
3,000	*,e	Genocea Biosciences Inc	56
14,823	*,e	Genomic Health, Inc	406
114,325	*,e	Geron Corp	367
1,163,138	*	Gilead Sciences, Inc	96,436
24,465	*	Golf Trust Of America, Inc	220
79,065	*	Halozyme Therapeutics, Inc	781
14,185	*	Heron Therapeutics, Inc	175
48,486	*,e	Horizon Pharma, Inc	767
126,136	*	Hospira, Inc	6,480
10,443	*	Hyperion Therapeutics, Inc	273
89,103	*,e	Idenix Pharmaceuticals, Inc	2,147
43,621	*	Idera Pharmaceuticals, Inc	126
97,289	*,e	Illumina, Inc	17,370
65,469	*,e	Immunogen, Inc	776
78,549	*,e	Immunomedics, Inc	287
52,266	*	Impax Laboratories, Inc	1,567
108,932	*	Incyte Corp	6,148
36,466	*	Infinity Pharmaceuticals, Inc	465
46,169	*	Inovio Pharmaceuticals, Inc	499
27,309	*	Insmed, Inc	546
7,379	*,e	Insys Therapeutics, Inc	230
9,369	*	Intercept Pharmaceuticals, Inc	2,217
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
74,740	*	InterMune, Inc	$3,300
12,959	*	Intra-Cellular Therapies, Inc	218
27,301	*,e	Intrexon Corp	686
90,684	*	Ironwood Pharmaceuticals, Inc	1,390
89,084	*,e	Isis Pharmaceuticals, Inc	3,069
44,639	*	Jazz Pharmaceuticals plc	6,562
2,142,952		Johnson & Johnson	224,196
9,553	*,e	Karyopharm Therapeutics, Inc	445
68,602	*,e	Keryx Biopharmaceuticals, Inc	1,055
6,600	*,e	Kindred Biosciences Inc	123
13,125	*,e	KYTHERA Biopharmaceuticals, Inc	504
19,506	*	Lannett Co, Inc	968
173,586	*,e	Lexicon Pharmaceuticals, Inc	279
15,744	*	Ligand Pharmaceuticals, Inc (Class B)	981
31,134	*	Luminex Corp	534
15,274	*	MacroGenics, Inc	332
44,700	*,e	Mallinckrodt plc	3,577
172,437	*,e	MannKind Corp	1,895
48,124	*	Medicines Co	1,398
57,923	*	Medivation, Inc	4,465
2,213,596		Merck & Co, Inc	128,056
73,750	*,e	Merrimack Pharmaceuticals, Inc	538
22,964	*	Mettler-Toledo International, Inc	5,814
69,816	*,e	MiMedx Group, Inc	495
5,698	*	Mirati Therapeutics, Inc	114
34,069	*	Momenta Pharmaceuticals, Inc	412
283,175	*	Mylan Laboratories, Inc	14,600
56,889	*,e	Myriad Genetics, Inc	2,214
7,890	*	NanoString Technologies, Inc	118
28,763	*	NanoViricides, Inc	121
97,156	*,e	Navidea Biopharmceuticals, Inc	144
96,260	*	Nektar Therapeutics	1,234
17,230	*	NeoStem, Inc	112
53,365	*	Neuralstem, Inc	225
57,584	*	Neurocrine Biosciences, Inc	855
14,869	*,e	NewLink Genetics Corp	395
27,407	*	Northwest Biotherapeutics, Inc	184
160,650	*,e	Novavax, Inc	742
80,677	*	NPS Pharmaceuticals, Inc	2,666
14,893	*	Ohr Pharmaceutical, Inc	142
26,874	*,e	Omeros Corp	468
4,045	*,m	Omthera Pharmaceuticals, Inc	2
9,299	*	OncoMed Pharmaceuticals, Inc	217
51,753	*	Oncothyreon, Inc	168
10,319	*,e	Ophthotech Corp	437
143,885	*,e	Opko Health, Inc	1,272
88,413	*,e	Orexigen Therapeutics, Inc	546
47,632	*	Organovo Holdings, Inc	398
12,630	*,e	Osiris Therapeutics, Inc	197
6,597	*,e	OvaScience, Inc	60
50,411	*	Pacific Biosciences of California, Inc	312
27,071	*,e	Pacira Pharmaceuticals, Inc	2,487
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,042	*	Pain Therapeutics, Inc	$167
43,666	*	Parexel International Corp	2,307
111,677	e	PDL BioPharma, Inc	1,081
217,309	*,e	Peregrine Pharmaceuticals, Inc	409
85,256		PerkinElmer, Inc	3,993
98,181		Perrigo Co plc	14,311
4,831,609		Pfizer, Inc	143,402
46,171	*,e	Pharmacyclics, Inc	4,142
10,957	*	Phibro Animal Health Corp	240
28,026	*	Portola Pharmaceuticals, Inc	818
15,548		Pozen, Inc	130
38,233	*	Prestige Brands Holdings, Inc	1,296
51,583	*	Progenics Pharmaceuticals, Inc	222
16,389	*	Prothena Corp plc	370
16,950	*	PTC Therapeutics, Inc	443
17,769	*	Puma Biotechnology, Inc	1,173
178,940	*,e	Qiagen NV (NASDAQ)	4,375
46,184	e	Questcor Pharmaceuticals, Inc	4,272
42,973	*	Quintiles Transnational Holdings, Inc	2,290
48,221	*,e	Raptor Pharmaceutical Corp	557
11,634	*	Receptos, Inc	496
11,646	*	Regado Biosciences, Inc	79
60,597	*	Regeneron Pharmaceuticals, Inc	17,117
7,041	*,e	Regulus Therapeutics, Inc	57
12,549	*	Relypsa, Inc	305
23,464	*	Repligen Corp	535
16,297	*,e	Repros Therapeutics, Inc	282
14,500	*,e	Retrophin, Inc	170
5,300	*	Revance Therapeutics, Inc	180
66,996	*	Rigel Pharmaceuticals, Inc	243
16,776	*	Sagent Pharmaceuticals	434
48,057	*	Salix Pharmaceuticals Ltd	5,928
54,946	*,e	Sangamo Biosciences, Inc	839
31,888	*,e	Sarepta Therapeutics, Inc	950
43,039	*	Sciclone Pharmaceuticals, Inc	226
76,360	*,e	Seattle Genetics, Inc	2,921
87,069	*,e	Sequenom, Inc	337
47,540	*,e	Spectrum Pharmaceuticals, Inc	386
12,168	*,e	Stemline Therapeutics, Inc	178
6,322	*,e	Sucampo Pharmaceuticals, Inc (Class A)	44
37,533	*,e	Sunesis Pharmaceuticals, Inc	245
21,873	*,e	Supernus Pharmaceuticals, Inc	239
16,285	*,e	Synageva BioPharma Corp	1,707
61,665	*,e	Synergy Pharmaceuticals, Inc	251
52,113	*,e	Synta Pharmaceuticals Corp	213
28,521		Techne Corp	2,640
14,763	*,e	TESARO, Inc	459
16,779	*	Tetraphase Pharmaceuticals, Inc	226
26,136	*,e	TG Therapeutics, Inc	245
78,332	*,e	TherapeuticsMD, Inc	346
17,111	*,e	Theravance Biopharma, Inc	545
61,047	*,e	Theravance, Inc	1,818
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
294,888		Thermo Electron Corp	$34,797
34,985	*,e	Threshold Pharmaceuticals, Inc	139
5,100	*,e	Ultragenyx Pharmaceutical, Inc	229
36,410	*	United Therapeutics Corp	3,222
31,829	*,e	Vanda Pharmaceuticals, Inc	515
10,567	*,e	Verastem, Inc	96
5,257	*	Versartis, Inc	147
178,617	*	Vertex Pharmaceuticals, Inc	16,911
4,085	*	Vital Therapies, Inc	111
74,791	*,e	Vivus, Inc	398
64,149	*	Waters Corp	6,700
11,200	*	Xencor Inc	130
33,276	*	Xenoport, Inc	161
64,947	*,e	XOMA Corp	298
78,272	*,e	ZIOPHARM Oncology, Inc	315
382,191		Zoetis Inc	12,333
74,879	*,e	Zogenix, Inc	150
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,409,543

REAL ESTATE - 3.7%
41,676		Acadia Realty Trust	1,171
21,134		AG Mortgage Investment Trust	400
10,360		Agree Realty Corp	313
36,954		Alexander & Baldwin, Inc	1,532
1,574		Alexander’s, Inc	582
54,028		Alexandria Real Estate Equities, Inc	4,195
945	*	Altisource Asset Management Corp	683
11,088	*	Altisource Portfolio Solutions S.A.	1,270
42,959		Altisource Residential Corp	1,118
27,018		American Assets Trust,Inc	933
79,779		American Campus Communities, Inc	3,051
267,932		American Capital Agency Corp	6,272
44,879		American Capital Mortgage, Inc	898
105,616		American Homes 4 Rent	1,876
127,603	*	American Realty Capital Healthcare Trust, Inc	1,390
685,838		American Realty Capital Properties, Inc	8,594
24,165	*,e	American Residential Properties, Inc	453
302,005		American Tower Corp	27,174
14,556		AmREIT, Inc (Class B)	266
719,885		Annaly Capital Management, Inc	8,228
104,198		Anworth Mortgage Asset Corp	538
110,902		Apartment Investment & Management Co (Class A)	3,579
34,740		Apollo Commercial Real Estate Finance, Inc	573
22,112		Ares Commercial Real Estate Corp	274
14,151		Armada Hoffler Properties, Inc	137
298,636		ARMOUR Residential REIT, Inc	1,293
18,244		Ashford Hospitality Prime, Inc	313
63,124		Ashford Hospitality Trust, Inc	728
43,899		Associated Estates Realty Corp	791
7,072	*	AV Homes, Inc	116
98,505		AvalonBay Communities, Inc	14,006
14,753	e	Aviv REIT, Inc	416
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
146,174		BioMed Realty Trust, Inc	$3,191
115,541		Boston Properties, Inc	13,655
118,676		Brandywine Realty Trust	1,851
36,900	e	Brixmor Property Group, Inc	847
64,335		Camden Property Trust	4,577
49,200	e	Campus Crest Communities, Inc	426
77,031	e	Capstead Mortgage Corp	1,013
14,856	*	CareTrust REIT, Inc	294
9,200	*	CatchMark Timber Trust Inc	126
124,137		CBL & Associates Properties, Inc	2,359
212,369	*	CBRE Group, Inc	6,804
54,349		Cedar Shopping Centers, Inc	340
189,048	e	Chambers Street Properties	1,520
19,647		Chatham Lodging Trust	430
37,072		Chesapeake Lodging Trust	1,121
782,428		Chimera Investment Corp	2,496
70,359		Colony Financial, Inc	1,634
94,538		Columbia Property Trust, Inc	2,459
4,977		Consolidated-Tomoka Land Co	228
15,000		Coresite Realty	496
65,862		Corporate Office Properties Trust	1,832
149,941		Cousins Properties, Inc	1,867
252,740		Crown Castle International Corp	18,768
109,361		CubeSmart	2,004
14,500		CyrusOne, Inc	361
127,278		CYS Investments, Inc	1,148
249,745		DCT Industrial Trust, Inc	2,050
225,998		DDR Corp	3,984
148,119		DiamondRock Hospitality Co	1,899
102,419	e	Digital Realty Trust, Inc	5,973
108,380		Douglas Emmett, Inc	3,058
249,388		Duke Realty Corp	4,529
47,457		DuPont Fabros Technology, Inc	1,279
41,887		Dynex Capital, Inc	371
23,492		EastGroup Properties, Inc	1,509
86,427		Education Realty Trust, Inc	928
69,842	e	Empire State Realty Trust, Inc	1,152
40,575		Entertainment Properties Trust	2,267
62,982		Equity Lifestyle Properties, Inc	2,781
45,769		Equity One, Inc	1,080
273,764		Equity Residential	17,247
47,098		Essex Property Trust, Inc	8,709
35,324		Excel Trust, Inc	471
87,918		Extra Space Storage, Inc	4,682
51,012		Federal Realty Investment Trust	6,168
96,717		FelCor Lodging Trust, Inc	1,017
82,257		First Industrial Realty Trust, Inc	1,550
47,359		First Potomac Realty Trust	621
120,106	*	Forest City Enterprises, Inc (Class A)	2,387
29,389	*	Forestar Real Estate Group, Inc	561
67,229		Franklin Street Properties Corp	846
67,409		Gaming and Leisure Properties, Inc	2,290
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
424,625		General Growth Properties, Inc	$10,004
18,098		Getty Realty Corp	345
9,649		Gladstone Commercial Corp	172
109,785		Glimcher Realty Trust	1,189
40,458		Government Properties Income Trust	1,027
88,013	*,e	Gramercy Property Trust, Inc	532
16,110	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	231
78,328		Hatteras Financial Corp	1,552
346,529		HCP, Inc	14,339
232,642		Health Care REIT, Inc	14,580
72,939		Healthcare Realty Trust, Inc	1,854
179,076		Healthcare Trust of America, Inc	2,156
153,508		Hersha Hospitality Trust	1,030
68,398		Highwoods Properties, Inc	2,869
43,293		Home Properties, Inc	2,769
113,430		Hospitality Properties Trust	3,448
573,634		Host Marriott Corp	12,626
30,234	*	Howard Hughes Corp	4,772
90,303		HRPT Properties Trust	2,377
41,377		Hudson Pacific Properties	1,048
64,150		Inland Real Estate Corp	682
93,191		Invesco Mortgage Capital, Inc	1,618
80,864		Investors Real Estate Trust	745
64,505	*	iStar Financial, Inc	966
33,460		Jones Lang LaSalle, Inc	4,229
53,389	e	Kennedy-Wilson Holdings, Inc	1,432
62,016		Kilroy Realty Corp	3,862
312,567		Kimco Realty Corp	7,183
99,574		Kite Realty Group Trust	611
79,268		LaSalle Hotel Properties	2,797
156,139	e	Lexington Corporate Properties Trust	1,719
112,029		Liberty Property Trust	4,249
27,155		LTC Properties, Inc	1,060
106,565		Macerich Co	7,113
67,066		Mack-Cali Realty Corp	1,441
130,332		Medical Properties Trust, Inc	1,726
277,088		MFA Mortgage Investments, Inc	2,275
56,685		Mid-America Apartment Communities, Inc	4,141
41,601		Monmouth Real Estate Investment Corp (Class A)	418
25,162		National Health Investors, Inc	1,574
93,209	e	National Retail Properties, Inc	3,466
216,693	e	New Residential Investment Corp	1,365
69,636	e	New York Mortgage Trust, Inc	544
133,364	*	New York REIT, Inc	1,475
279,683		NorthStar Realty Finance Corp	4,861
95,375	e	Omega Healthcare Investors, Inc	3,516
9,027		One Liberty Properties, Inc	193
8,338		Owens Realty Mortgage, Inc	162
54,080		Parkway Properties, Inc	1,117
48,419		Pebblebrook Hotel Trust	1,790
52,388		Pennsylvania REIT	986
57,080		Pennymac Mortgage Investment Trust	1,252
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,500		Physicians Realty Trust	$381
130,905	e	Piedmont Office Realty Trust, Inc	2,479
135,833		Plum Creek Timber Co, Inc	6,126
41,348		Post Properties, Inc	2,210
30,874		Potlatch Corp	1,278
382,324		Prologis, Inc	15,710
14,667		PS Business Parks, Inc	1,225
110,020		Public Storage, Inc	18,852
11,900	e	QTS Realty Trust, Inc	341
71,652		RAIT Investment Trust	593
49,178		Ramco-Gershenson Properties	817
95,872		Rayonier, Inc	3,408
9,000	e	Re/Max Holdings, Inc	266
110,565	*	Realogy Holdings Corp	4,169
168,948	e	Realty Income Corp	7,505
62,979	e	Redwood Trust, Inc	1,226
69,743		Regency Centers Corp	3,883
88,791		Resource Capital Corp	500
57,074		Retail Opportunities Investment Corp	898
179,406		Retail Properties of America, Inc	2,759
21,879		Rexford Industrial Realty, Inc	312
99,184		RLJ Lodging Trust	2,865
27,910	e	Rouse Properties, Inc	478
32,495	e	Ryman Hospitality Properties	1,565
36,029		Sabra Healthcare REIT, Inc	1,034
6,582		Saul Centers, Inc	320
27,823		Select Income REIT	825
155,150		Senior Housing Properties Trust	3,769
28,907	e	Silver Bay Realty Trust Corp	472
235,953		Simon Property Group, Inc	39,234
72,320		SL Green Realty Corp	7,913
25,067		Sovran Self Storage, Inc	1,936
302,542		Spirit Realty Capital, Inc	3,437
47,906	*,e	St. Joe Co	1,218
39,404		STAG Industrial, Inc	946
168,526		Starwood Property Trust, Inc	4,006
29,725	*	Starwood Waypoint Residential Trust	779
186,899	*	Strategic Hotels & Resorts, Inc	2,189
60,860		Summit Hotel Properties, Inc	645
31,195		Sun Communities, Inc	1,555
139,173		Sunstone Hotel Investors, Inc	2,078
71,971		Tanger Factory Outlet Centers, Inc	2,517
48,485		Taubman Centers, Inc	3,676
11,747	*	Tejon Ranch Co	378
24,859		Terreno Realty Corp	481
15,107		Trade Street Residential, Inc	113
281,289		Two Harbors Investment Corp	2,948
190,771		UDR, Inc	5,462
11,783		UMH Properties, Inc	118
10,285		Universal Health Realty Income Trust	447
19,529		Urstadt Biddle Properties, Inc (Class A)	408
222,896		Ventas, Inc	14,288
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
142,193		Vornado Realty Trust	$15,176
117,976	*	Washington Prime Group, Inc	2,211
50,804		Washington REIT	1,320
92,487		Weingarten Realty Investors	3,037
28,538	e	Western Asset Mortgage Capital Corp	404
443,235	e	Weyerhaeuser Co	14,667
14,061		Whitestone REIT	210
24,416		Winthrop Realty Trust	375
75,159		WP Carey, Inc	4,840
		TOTAL REAL ESTATE	619,185

RETAILING - 4.1%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	85
52,083		Aaron’s, Inc	1,856
55,095	e	Abercrombie & Fitch Co (Class A)	2,383
55,059		Advance Auto Parts, Inc	7,429
61,843	*,e	Aeropostale, Inc	216
284,575	*	Amazon.com, Inc	92,424
146,718	e	American Eagle Outfitters, Inc	1,646
6,968	*,e	America’s Car-Mart, Inc	276
35,675	*	Ann Taylor Stores Corp	1,468
23,729	*	Asbury Automotive Group, Inc	1,631
97,226	*	Ascena Retail Group, Inc	1,663
11,570	*	Audiovox Corp (Class A)	109
55,182	*	Autonation, Inc	3,293
25,112	*	AutoZone, Inc	13,466
30,948	*	Barnes & Noble, Inc	705
23,033		Bebe Stores, Inc	70
156,830	*	Bed Bath & Beyond, Inc	8,999
215,572		Best Buy Co, Inc	6,685
14,390		Big 5 Sporting Goods Corp	177
45,422	*	Big Lots, Inc	2,076
10,661	*	Blue Nile, Inc	298
9,116	e	Bon-Ton Stores, Inc	94
32,106		Brown Shoe Co, Inc	919
21,122	e	Buckle, Inc	937
8,786	*	Build-A-Bear Workshop, Inc	117
21,674	*	Burlington Stores, Inc	690
37,763	*,e	Cabela’s, Inc	2,356
167,070	*	Carmax, Inc	8,689
21,208		Cato Corp (Class A)	655
116,119		Chico’s FAS, Inc	1,969
17,477	*,e	Children’s Place Retail Stores, Inc	867
33,880	*	Christopher & Banks Corp	297
12,866	*	Citi Trends, Inc	276
20,933	*,e	Conn’s, Inc	1,034
11,400	*,e	Container Store Group, Inc	317
19,468		Core-Mark Holding Co, Inc	888
8,764	*	Coupons.com, Inc	231
57,355		CST Brands, Inc	1,979
10,433		Destination Maternity Corp	238
32,976	*,e	Destination XL Group, Inc	182
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
74,068		Dick’s Sporting Goods, Inc	$3,449
19,360		Dillard’s, Inc (Class A)	2,258
237,778	*	Dollar General Corp	13,639
156,637	*	Dollar Tree, Inc	8,530
54,370		DSW, Inc (Class A)	1,519
76,656		Expedia, Inc	6,037
64,933	*	Express Parent LLC	1,106
72,348		Family Dollar Stores, Inc	4,785
37,259		Finish Line, Inc (Class A)	1,108
36,992	*,e	Five Below, Inc	1,476
110,512		Foot Locker, Inc	5,605
34,442	*,e	Francesca’s Holdings Corp	508
29,664		Fred’s, Inc (Class A)	454
13,967	*	FTD Cos, Inc	444
11,720	*	Gaiam, Inc (Class A)	90
86,754	e	GameStop Corp (Class A)	3,511
200,247		Gap, Inc	8,324
18,687	*	Genesco, Inc	1,535
116,677		Genuine Parts Co	10,244
69,032		GNC Holdings, Inc	2,354
18,255		Group 1 Automotive, Inc	1,539
355,763	*,e	Groupon, Inc	2,355
44,451		Guess?, Inc	1,200
16,062		Haverty Furniture Cos, Inc	404
12,065	*,e	HHgregg, Inc	123
20,590	*,e	Hibbett Sports, Inc	1,115
1,035,965		Home Depot, Inc	83,872
70,903	*	HomeAway, Inc	2,469
25,591		HSN, Inc	1,516
212,337	*,e	JC Penney Co, Inc	1,922
8,801	*	Kirkland’s, Inc	163
156,273		Kohl’s Corp	8,232
182,518		L Brands, Inc	10,706
12,586	*,e	Lands’ End, Inc	423
374,042	*	Liberty Interactive Corp	10,982
55,902	*	Liberty Ventures	4,126
16,930		Lithia Motors, Inc (Class A)	1,593
229,339	*	LKQ Corp	6,121
771,832		Lowe’s Companies, Inc	37,040
21,092	*,e	Lumber Liquidators, Inc	1,602
272,354		Macy’s, Inc	15,802
16,477	*	MarineMax, Inc	276
10,302	*,e	Mattress Firm Holding Corp	492
36,113		Men’s Wearhouse, Inc	2,015
24,581	e	Monro Muffler, Inc	1,307
36,272	*	Murphy USA, Inc	1,773
45,370	*	NetFlix, Inc	19,990
13,306	*	New York & Co, Inc	49
105,087		Nordstrom, Inc	7,139
20,499		Nutri/System, Inc	351
405,707	*	Office Depot, Inc	2,308
38,429	*	Orbitz Worldwide, Inc	342
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
83,434	*	O’Reilly Automotive, Inc	$12,565
15,915	*,e	Outerwall, Inc	945
8,893	*	Overstock.com, Inc	140
35,100	*	Pacific Sunwear Of California, Inc	84
31,428		Penske Auto Group, Inc	1,556
40,957	*	PEP Boys - Manny Moe & Jack	469
15,450	e	PetMed Express, Inc	208
76,851	e	Petsmart, Inc	4,596
72,685		Pier 1 Imports, Inc	1,120
39,065	*	Priceline.com, Inc	46,995
40,660		Rent-A-Center, Inc	1,166
23,643	*	Restoration Hardware Holdings, Inc	2,200
23,188	*,e	RetailMeNot, Inc	617
160,821		Ross Stores, Inc	10,635
123,310	*	Sally Beauty Holdings, Inc	3,093
20,377	*,e	Sears Holdings Corp	814
9,044	*	Sears Hometown and Outlet Stores, Inc	194
42,473	*	Select Comfort Corp	877
10,447		Shoe Carnival, Inc	216
29,418	*	Shutterfly, Inc	1,267
60,439		Signet Jewelers Ltd	6,684
29,758		Sonic Automotive, Inc (Class A)	794
7,767	*	Sportsman’s Warehouse Holdings, Inc	62
25,073		Stage Stores, Inc	469
489,977		Staples, Inc	5,311
17,973		Stein Mart, Inc	250
9,938	*	Systemax, Inc	143
479,981		Target Corp	27,815
85,272		Tiffany & Co	8,548
21,071	*,e	Tile Shop Holdings, Inc	322
6,790	*	Tilly’s, Inc	55
530,343		TJX Companies, Inc	28,188
106,368		Tractor Supply Co	6,425
85,004	*	TripAdvisor, Inc	9,237
32,864	*	Tuesday Morning Corp	586
48,392	*	Ulta Salon Cosmetics & Fragrance, Inc	4,423
81,376	*	Urban Outfitters, Inc	2,755
29,701	*	Valuevision International, Inc (Class A)	148
16,534	*	Vitacost.com, Inc	103
22,533	*	Vitamin Shoppe, Inc	969
11,292	*	West Marine, Inc	116
29,100	*	WEX, Inc	3,055
72,519		Williams-Sonoma, Inc	5,205
1,945		Winmark Corp	135
10,200	*,e	zulily, Inc	418
15,828	*	Zumiez, Inc	437
		TOTAL RETAILING	678,423

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
29,482	*	Advanced Energy Industries, Inc	568
474,503	*,e	Advanced Micro Devices, Inc	1,988
11,245	*	Alpha & Omega Semiconductor Ltd	104
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
237,344		Altera Corp	$8,250
21,591	*,e	Ambarella, Inc	673
64,371	*	Amkor Technology, Inc	720
233,106		Analog Devices, Inc	12,604
914,892		Applied Materials, Inc	20,631
59,771	*,e	Applied Micro Circuits Corp	646
330,760	*	Atmel Corp	3,099
7,201	*	Audience, Inc	86
188,674		Avago Technologies Ltd	13,598
83,398	*	Axcelis Technologies, Inc	167
405,388		Broadcom Corp (Class A)	15,048
52,087		Brooks Automation, Inc	561
17,924	*	Cabot Microelectronics Corp	800
9,758	*	Cascade Microtech, Inc	133
38,988	*	Cavium Networks, Inc	1,936
18,075	*	Ceva, Inc	267
47,684	*,e	Cirrus Logic, Inc	1,084
18,761		Cohu, Inc	201
92,344	*,e	Cree, Inc	4,613
118,022	e	Cypress Semiconductor Corp	1,288
28,713	*	Diodes, Inc	831
21,955	*	DSP Group, Inc	186
105,554	*	Entegris, Inc	1,451
68,235	*	Entropic Communications, Inc	227
28,026	*	Exar Corp	317
95,996	*	Fairchild Semiconductor International, Inc	1,498
53,360	*	First Solar, Inc	3,792
40,961	*	Formfactor, Inc	341
79,359	*,e	Freescale Semiconductor Holdings Ltd	1,865
106,648	*,e	GT Solar International, Inc	1,984
23,480		Hittite Microwave Corp	1,830
23,492	*	Inphi Corp	345
100,476	*	Integrated Device Technology, Inc	1,553
19,660	*	Integrated Silicon Solution, Inc	290
3,770,656		Intel Corp	116,513
52,511	*	International Rectifier Corp	1,465
94,162		Intersil Corp (Class A)	1,408
16,725		IXYS Corp	206
124,616		Kla-Tencor Corp	9,052
50,517	*	Kopin Corp	165
122,876	*	Lam Research Corp	8,304
90,159	*	Lattice Semiconductor Corp	744
178,347		Linear Technology Corp	8,395
7,685	*	MA-COM Technology Solutions	173
299,774		Marvell Technology Group Ltd	4,296
214,026		Maxim Integrated Products, Inc	7,236
17,709	*	MaxLinear, Inc	178
40,439		Micrel, Inc	456
150,135	e	Microchip Technology, Inc	7,328
810,679	*	Micron Technology, Inc	26,712
70,791	*	Microsemi Corp	1,894
40,466		MKS Instruments, Inc	1,264
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,065	*	Monolithic Power Systems, Inc	$1,189
18,167	*	Nanometrics, Inc	332
3,184	*	NVE Corp	177
422,848		Nvidia Corp	7,840
40,842	*	Omnivision Technologies, Inc	898
346,536	*	ON Semiconductor Corp	3,167
23,357	*	PDF Solutions, Inc	496
20,104	*,e	Peregrine Semiconductor Corp	138
19,298	*	Pericom Semiconductor Corp	174
46,544	*	Photronics, Inc	400
34,118	*	PLX Technology, Inc	221
157,538	*	PMC - Sierra, Inc	1,199
22,927		Power Integrations, Inc	1,319
40,327	*	QuickLogic Corp	208
84,186	*	Rambus, Inc	1,204
216,856	*	RF Micro Devices, Inc	2,080
19,674	*,e	Rubicon Technology, Inc	172
25,190	*	Rudolph Technologies, Inc	249
51,093	*	Semtech Corp	1,336
56,384	*	Silicon Image, Inc	284
32,688	*	Silicon Laboratories, Inc	1,610
143,527	*	Skyworks Solutions, Inc	6,740
45,610	*	Spansion, Inc	961
203,017	*	SunEdison, Inc	4,588
34,481	*,e	SunPower Corp	1,413
145,162	e	Teradyne, Inc	2,845
40,116		Tessera Technologies, Inc	886
817,651		Texas Instruments, Inc	39,076
129,862	*	Triquint Semiconductor, Inc	2,053
17,159	*	Ultra Clean Holdings	155
21,651	*	Ultratech, Inc	480
29,696	*,e	Veeco Instruments, Inc	1,106
38,295	*	Vitesse Semiconductor Corp	132
37,527	*	Xcerra Corp	341
200,711		Xilinx, Inc	9,496
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	396,329

SOFTWARE & SERVICES - 10.1%
9,048	*	A10 Networks, Inc	120
487,408		Accenture plc	39,402
30,248	*	ACI Worldwide, Inc	1,689
375,205		Activision Blizzard, Inc	8,367
40,528	*	Actuate Corp	193
57,158	*	Acxiom Corp	1,240
382,279	*	Adobe Systems, Inc	27,662
39,195		Advent Software, Inc	1,277
7,597	*	Aerohive Networks, Inc	62
136,325	*	Akamai Technologies, Inc	8,324
40,820	*	Alliance Data Systems Corp	11,481
6,591	*	Amber Road, Inc	106
121,280		Amdocs Ltd	5,619
15,720		American Software, Inc (Class A)	155
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,146	*,e	Angie’s List, Inc	$384
71,299	*	Ansys, Inc	5,406
61,041	*	AOL, Inc	2,429
71,089	*	Aspen Technology, Inc	3,299
172,342	*	Autodesk, Inc	9,717
368,135		Automatic Data Processing, Inc	29,186
25,053	*	AVG Technologies NV	504
50,870	*	Bankrate, Inc	892
5,965	*	Barracuda Networks, Inc	185
36,867	*,e	Bazaarvoice, Inc	291
5,061	*,e	Benefitfocus, Inc	234
35,258		Blackbaud, Inc	1,260
38,269	*,e	Blackhawk Network Holdings, Inc	1,080
30,473	*	Blucora, Inc	575
55,821		Booz Allen Hamilton Holding Co	1,186
4,804	*	Borderfree, Inc	80
29,562	*	Bottomline Technologies, Inc	884
20,694	*	Brightcove, Inc	218
92,422		Broadridge Financial Solutions, Inc	3,848
20,308	*	BroadSoft, Inc	536
245,269		CA, Inc	7,049
17,259	*	CACI International, Inc (Class A)	1,212
219,174	*	Cadence Design Systems, Inc	3,833
35,036	*	Callidus Software, Inc	418
13,412	*	Carbonite, Inc	161
33,955	*	Cardtronics, Inc	1,157
5,000	*,e	Care.com, Inc	63
7,744		Cass Information Systems, Inc	383
15,814	*	ChannelAdvisor Corp	417
52,926	*	Ciber, Inc	261
56,587	*	Cinedigm Corp	141
125,505	*	Citrix Systems, Inc	7,850
460,846	*	Cognizant Technology Solutions Corp (Class A)	22,540
35,374	*	Commvault Systems, Inc	1,739
110,923		Computer Sciences Corp	7,010
11,045		Computer Task Group, Inc	182
163,806		Compuware Corp	1,636
27,099	*	comScore, Inc	961
16,654	*	Comverse, Inc	444
36,166	*,e	Concur Technologies, Inc	3,376
23,960	*	Constant Contact, Inc	769
83,991		Convergys Corp	1,801
50,676	*,e	Conversant, Inc	1,287
40,208	*	Cornerstone OnDemand, Inc	1,850
21,672	*	CoStar Group, Inc	3,428
27,701		CSG Systems International, Inc	723
13,746	*,e	Cvent, Inc	400
20,584	*,e	Cyan, Inc	83
11,133	*	Datalink Corp	111
40,435	*	DealerTrack Holdings, Inc	1,833
22,760	*	Demand Media, Inc	110
22,223	*	Demandware, Inc	1,542
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
37,330	*	Dice Holdings, Inc	$284
27,690	*	Digital River, Inc	427
5,437		DMRC Corp	177
23,466		DST Systems, Inc	2,163
17,491	*,e	E2open, Inc	362
82,942		EarthLink Holdings Corp	309
967,948	*	eBay, Inc	48,455
238,218	*	Electronic Arts, Inc	8,545
20,207	*,e	Ellie Mae, Inc	629
21,956	*,e	Endurance International Group Holdings, Inc	336
20,747	*	EnerNOC, Inc	393
25,859	*	Envestnet, Inc	1,265
25,200	*	EPAM Systems, Inc	1,102
25,591		EPIQ Systems, Inc	360
3,943	*,e	ePlus, Inc	229
38,050	*,e	Equinix, Inc	7,994
37,881	*	Euronet Worldwide, Inc	1,827
49,679		EVERTEC, Inc	1,204
5,306	*	Everyday Health, Inc	98
24,918	*	ExlService Holdings, Inc	734
1,491,705	*	Facebook, Inc	100,377
33,465	e	Factset Research Systems, Inc	4,025
26,950		Fair Isaac Corp	1,718
223,290		Fidelity National Information Services, Inc	12,223
64,915	*,e	FireEye, Inc	2,632
71,017	*	First American Corp	2,156
192,338	*	Fiserv, Inc	11,602
9,532	*	Five9, Inc	69
62,803	*	FleetCor Technologies, Inc	8,277
28,477	*,e	FleetMatics Group plc	921
11,266		Forrester Research, Inc	427
103,474	*	Fortinet, Inc	2,600
71,116	*	Gartner, Inc	5,015
122,107	*	Genpact Ltd	2,141
19,206	*,m	Gerber Scientific, Inc	0	^
18,635	*,e	Gigamon, Inc	357
51,313	*	Global Cash Access, Inc	457
28,415	*	Global Eagle Entertainment, Inc	352
54,688		Global Payments, Inc	3,984
69,701	*,e	Glu Mobile, Inc	348
42,541	*,e	Gogo, Inc	832
213,945	*	Google, Inc	123,078
211,490	*	Google, Inc (Class A)	123,652
6,976	*	GrubHub, Inc	247
9,950	*	GTT Communications, Inc	102
9,927	*,e	Guidance Software, Inc	91
51,316	*	Guidewire Software, Inc	2,087
28,793		Hackett Group, Inc	172
28,656	e	Heartland Payment Systems, Inc	1,181
23,633	*	Higher One Holdings, Inc	90
56,348		IAC/InterActiveCorp	3,901
27,237	*	iGate Corp	991
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,425	*	Imperva, Inc	$404
37,980	*	Infoblox, Inc	499
82,708	*	Informatica Corp	2,949
25,780	*	Information Services Group, Inc	124
12,605	*	Interactive Intelligence, Inc	708
40,309	*	Internap Network Services Corp	284
716,559		International Business Machines Corp	129,891
219,864		Intuit, Inc	17,706
36,074	e	j2 Global, Inc	1,835
66,373		Jack Henry & Associates, Inc	3,945
30,270	*,e	Jive Software, Inc	258
19,259	*	Knot, Inc	235
56,344	*	Kofax Ltd	485
49,809		Leidos Holdings, Inc	1,910
50,961	*	Limelight Networks, Inc	156
78,971	*	LinkedIn Corp	13,541
44,720	*	Lionbridge Technologies	266
19,090	*,e	Liquidity Services, Inc	301
40,701	*	Liveperson, Inc	413
18,232	*	LogMeIn, Inc	850
5,938	*	Luxoft Holding, Inc	214
13,813	*,e	magicJack VocalTec Ltd	209
60,306	*	Manhattan Associates, Inc	2,076
18,418		Mantech International Corp (Class A)	544
25,119	*	Marchex, Inc (Class B)	302
20,549	*,e	Marin Software, Inc	242
19,466	*,e	Marketo, Inc	566
764,324		Mastercard, Inc (Class A)	56,155
7,815	*	Mavenir Systems, Inc	118
51,764		MAXIMUS, Inc	2,227
73,403		Mentor Graphics Corp	1,583
59,800	*	Micros Systems, Inc	4,060
6,271,656		Microsoft Corp	261,528
6,844	*	MicroStrategy, Inc (Class A)	962
56,010	*,e	Millennial Media, Inc	279
14,483	*	Model N, Inc	160
33,165	*,e	ModusLink Global Solutions, Inc	124
22,389	*	MoneyGram International, Inc	330
29,292		Monotype Imaging Holdings, Inc	825
70,908	*	Monster Worldwide, Inc	464
29,335	*	Move, Inc	434
28,739	*	Netscout Systems, Inc	1,274
31,367	*,e	NetSuite, Inc	2,725
45,849	*,e	NeuStar, Inc (Class A)	1,193
48,579		NIC, Inc	770
199,552	*,e	Nuance Communications, Inc	3,746
17,950	*	OpenTable, Inc	1,860
5,741	*	OPOWER, Inc	108
2,487,815		Oracle Corp	100,831
155,524	*	Pandora Media, Inc	4,588
7,197	*	Park City Group, Inc	78
247,264		Paychex, Inc	10,276
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,481	*	Paycom Software, Inc	$65
24,918		Pegasystems, Inc	526
25,493	*	Perficient, Inc	496
22,039	*	PRG-Schultz International, Inc	141
44,011	*	Progress Software Corp	1,058
27,964	*	Proofpoint, Inc	1,048
17,256	*	PROS Holdings, Inc	456
90,859	*	PTC, Inc	3,525
7,544	*	Q2 Holdings, Inc	108
3,320		QAD, Inc (Class A)	71
65,926	*	QLIK Technologies, Inc	1,491
15,315	*	Qualys, Inc	393
20,643	*	QuinStreet, Inc	114
86,647	*	Rackspace Hosting, Inc	2,917
19,074	*,e	Rally Software Development Corp	208
18,038	*	RealNetworks, Inc	138
39,496	*,e	RealPage, Inc	888
145,153	*	Red Hat, Inc	8,023
6,528		Reis, Inc	138
13,745	*,e	Rocket Fuel, Inc	427
15,279	*	Rosetta Stone, Inc	149
71,644	*	Rovi Corp	1,717
5,726	*	Rubicon Project, Inc	74
31,508	*	Sabre Corp	632
464,625	*	Salesforce.com, Inc	26,985
13,536	*	Sapiens International Corp NV	108
85,802	*	Sapient Corp	1,394
31,732		Science Applications International Corp	1,401
21,075	*	Sciquest, Inc	373
24,634	*	Seachange International, Inc	197
109,169	*	ServiceNow, Inc	6,764
46,932	*,e	ServiceSource International LLC	272
11,435	*,e	Shutterstock, Inc	949
26,176	*,e	Silver Spring Networks, Inc	349
49,819	*	SolarWinds, Inc	1,926
52,358		Solera Holdings, Inc	3,516
89,484	*	Splunk, Inc	4,951
11,456	*	SPS Commerce, Inc	724
51,412	*	SS&C Technologies Holdings, Inc	2,273
11,136	*	Stamps.com, Inc	375
31,978	*	Sykes Enterprises, Inc	695
523,647		Symantec Corp	11,992
26,622	*	Synchronoss Technologies, Inc	931
117,306	*	Synopsys, Inc	4,554
11,627	*	Syntel, Inc	999
34,637	*	TA Indigo Holding Corp	308
28,745	*,e	Tableau Software, Inc	2,050
72,182	*	Take-Two Interactive Software, Inc	1,605
29,444	*,e	Tangoe, Inc	443
12,153	*	TechTarget, Inc	107
24,938	*	TeleCommunication Systems, Inc (Class A)	82
12,644	*	TeleNav, Inc	72
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,087	*	TeleTech Holdings, Inc	$524
119,632	*	Teradata Corp	4,809
14,409	*,e	Textura Corp	341
124,754	*	TIBCO Software, Inc	2,516
87,562	*	TiVo, Inc	1,130
126,792		Total System Services, Inc	3,983
6,116	*	Travelzoo, Inc	118
25,168	*	Tremor Video, Inc	119
6,295	*	TrueCar, Inc	93
28,133	*,e	Trulia, Inc	1,333
362,889	*	Twitter, Inc	14,868
24,991	*	Tyler Technologies, Inc	2,279
21,521	*	Ultimate Software Group, Inc	2,974
38,674	*	Unisys Corp	957
68,687	*,e	Unwired Planet, Inc	153
94,253	*	Vantiv, Inc	3,169
3,865	*	Varonis Systems, Inc	112
19,828	*	Vasco Data Security International	230
84,224	*	VeriFone Systems, Inc	3,095
41,214	*	Verint Systems, Inc	2,022
91,214	*,e	VeriSign, Inc	4,452
32,131	*,e	VirnetX Holding Corp	566
19,493	*	Virtusa Corp	698
379,835		Visa, Inc (Class A)	80,035
24,953	*,e	VistaPrint Ltd	1,010
66,416	*	VMware, Inc (Class A)	6,430
49,370	*,e	Vringo, Inc	169
29,248	*,e	WebMD Health Corp (Class A)	1,413
36,917	*	Website Pros, Inc	1,066
427,429	e	Western Union Co	7,412
9,100	*,e	Wix.com Ltd	181
70,957	*	Workday, Inc	6,376
883,916		Xerox Corp	10,996
23,310	*	Xoom Corp	614
762,426	*	Yahoo!, Inc	26,784
37,978	*,e	Yelp, Inc	2,912
14,220	*	YuMe, Inc	84
8,238	*	Zendesk, Inc	143
23,203	*,e	Zillow, Inc	3,316
47,197	*	Zix Corp	161
534,906	*	Zynga, Inc	1,717
		TOTAL SOFTWARE & SERVICES	1,675,828

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
83,151	*,e	3D Systems Corp	4,972
45,260		Adtran, Inc	1,021
18,766	*	Agilysys, Inc	264
9,098	e	Alliance Fiber Optic Products, Inc	165
121,665		Amphenol Corp (Class A)	11,721
20,525		Anixter International, Inc	2,054
4,567,255		Apple, Inc	424,435
11,231	*	Applied Optoelectronics, Inc	261
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
95,409	*	ARRIS Group, Inc	$3,104
75,366	*	Arrow Electronics, Inc	4,553
85,572	*	Aruba Networks, Inc	1,499
104,137		Avnet, Inc	4,614
34,410		AVX Corp	457
15,077	*	AX Holding Corp	158
11,475		Badger Meter, Inc	604
7,316		Bel Fuse, Inc (Class B)	188
33,137		Belden CDT, Inc	2,590
45,364	*	Benchmark Electronics, Inc	1,156
12,526		Black Box Corp	294
72,862	*	Bookham, Inc	160
330,434	*	Brocade Communications Systems, Inc	3,040
26,799	*	CalAmp Corp	581
28,887	*	Calix Networks, Inc	236
65,847		CDW Corp	2,099
30,668	*	Checkpoint Systems, Inc	429
77,250	*,e	Ciena Corp	1,673
3,880,099		Cisco Systems, Inc	96,420
8,964	*	Clearfield, Inc	151
65,532	*	Cognex Corp	2,516
19,403	*	Coherent, Inc	1,284
47,048	*	CommScope Holding Co, Inc	1,088
16,633		Comtech Telecommunications Corp	621
8,410	*	Control4 Corp	165
986,772		Corning, Inc	21,660
29,620	*	Cray, Inc	788
23,637		CTS Corp	442
16,074	*	CUI Global, Inc	135
27,847		Daktronics, Inc	332
47,853		Diebold, Inc	1,922
18,652	*	Digi International, Inc	176
36,307	*,e	Dolby Laboratories, Inc (Class A)	1,568
46,638	*	Dot Hill Systems Corp	219
16,172	*	DTS, Inc	298
13,533	*	Eastman Kodak Co	331
32,770	*	EchoStar Corp (Class A)	1,735
11,677		Electro Rent Corp	195
17,062		Electro Scientific Industries, Inc	116
35,264	*	Electronics for Imaging, Inc	1,594
1,550,830		EMC Corp	40,849
65,177	*	Emulex Corp	372
79,396	*	Extreme Networks, Inc	353
57,317	*	F5 Networks, Inc	6,387
26,560	*	Fabrinet	547
12,851	*	FARO Technologies, Inc	631
32,068		FEI Co	2,910
73,430	*,e	Finisar Corp	1,450
107,919		Flir Systems, Inc	3,748
82,335	*	Fusion-io, Inc	930
20,123	*	GSI Group, Inc	256
85,574	*	Harmonic, Inc	638
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
83,384		Harris Corp	$6,316
1,435,702		Hewlett-Packard Co	48,354
21,661	*	Immersion Corp	276
88,583	*,e	Infinera Corp	815
116,956	*	Ingram Micro, Inc (Class A)	3,416
32,646	*	Insight Enterprises, Inc	1,004
31,229	e	InterDigital, Inc	1,493
17,622	*	Intevac, Inc	141
53,770	*,e	InvenSense, Inc	1,220
24,446	*,e	IPG Photonics Corp	1,682
31,091	*	Itron, Inc	1,261
43,041	*	Ixia	492
154,194		Jabil Circuit, Inc	3,223
176,416	*	JDS Uniphase Corp	2,200
358,956	*	Juniper Networks, Inc	8,809
33,781	*	Kemet Corp	194
64,648	*	Knowles Corp	1,987
10,929	*	KVH Industries, Inc	142
48,008		Lexmark International, Inc (Class A)	2,312
17,104		Littelfuse, Inc	1,590
22,942	*	Maxwell Technologies, Inc	347
11,532	*	Measurement Specialties, Inc	993
23,128	*	Mercury Computer Systems, Inc	262
1,988		Mesa Laboratories, Inc	167
28,385		Methode Electronics, Inc	1,085
172,987		Motorola, Inc	11,516
12,135		MTS Systems Corp	822
9,079	*	Multi-Fineline Electronix, Inc	100
75,087		National Instruments Corp	2,432
127,136	*	NCR Corp	4,461
250,951		NetApp, Inc	9,165
28,803	*	Netgear, Inc	1,002
27,910	*	Newport Corp	516
10,000	*,e	Nimble Storage, Inc	307
10,650	*	Numerex Corp	122
15,398	*	Oplink Communications, Inc	261
14,702	*	OSI Systems, Inc	981
39,302	*	Palo Alto Networks, Inc	3,296
18,452		Park Electrochemical Corp	521
68,401	*,e	Parkervision, Inc	101
6,868		PC Connection, Inc	142
31,900		Plantronics, Inc	1,533
27,845	*	Plexus Corp	1,205
124,059	*	Polycom, Inc	1,554
16,952	*,e	Procera Networks, Inc	171
73,291	*	QLogic Corp	740
1,278,601		Qualcomm, Inc	101,265
171,155	*,e	Quantum Corp	209
36,008	*	RealD, Inc	459
124,087	*	Riverbed Technology, Inc	2,560
21,664	*	Rofin-Sinar Technologies, Inc	521
13,791	*	Rogers Corp	915
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
48,685	*	Ruckus Wireless, Inc	$580
171,839		SanDisk Corp	17,945
61,646	*	Sanmina Corp	1,404
22,159	*	Scansource, Inc	844
43,182	*	ShoreTel, Inc	282
25,143	*,e	Silicon Graphics International Corp	242
187,540	*	Sonus Networks, Inc	673
29,279	*	Speed Commerce, Inc	110
37,383	*,e	Stratasys Ltd	4,248
25,994	*	Super Micro Computer, Inc	657
27,223	*,e	Synaptics, Inc	2,468
21,522	*	SYNNEX Corp	1,568
28,651	*	Tech Data Corp	1,791
3,883		Tessco Technologies, Inc	123
197,674	*	Trimble Navigation Ltd	7,304
41,884	*	TTM Technologies, Inc	343
21,543	*,e	Ubiquiti Networks, Inc	974
29,474	*,e	Universal Display Corp	946
31,477	*	Viasat, Inc	1,824
3,408	*	Viasystems Group, Inc	37
60,568	*,e	Violin Memory, Inc	268
100,754		Vishay Intertechnology, Inc	1,561
9,508	*	Vishay Precision Group, Inc	157
161,050		Western Digital Corp	14,865
38,765	*	Zebra Technologies Corp (Class A)	3,191
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	966,218

TELECOMMUNICATION SERVICES - 2.2%
66,124	*	8x8, Inc	534
3,931,717		AT&T, Inc	139,025
7,918		Atlantic Tele-Network, Inc	459
12,079	*	Boingo Wireless, Inc	82
20,132	*	Cbeyond Communications, Inc	200
434,829		CenturyTel, Inc	15,741
149,815	*	Cincinnati Bell, Inc	589
35,274		Cogent Communications Group, Inc	1,219
30,479	e	Consolidated Communications Holdings, Inc	678
10,686		Enventis Corp	169
16,551	*,e	Fairpoint Communications, Inc	231
762,890	e	Frontier Communications Corp	4,455
24,304	*	General Communication, Inc (Class A)	269
206,831	*	Globalstar, Inc	879
7,568	*,e	Hawaiian Telcom Holdco, Inc	217
10,513		IDT Corp (Class B)	183
45,794	*	inContact, Inc	421
25,073		Inteliquent, Inc	348
20,308	*	Intelsat S.A.	383
60,764	*,e	Iridium Communications, Inc	514
135,750	*	Level 3 Communications, Inc	5,961
11,759		Lumos Networks Corp	170
11,759	e	NTELOS Holdings Corp	146
28,044	*	Orbcomm, Inc	185
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
42,630	*	Premiere Global Services, Inc	$569
21,474	*,e	RingCentral, Inc	325
97,128	*	SBA Communications Corp (Class A)	9,936
18,151		Shenandoah Telecom Co	553
574,184	*	Sprint Corp	4,898
70,668		Telephone & Data Systems, Inc	1,845
201,000	*	T-Mobile US, Inc	6,758
113,368	*	tw telecom inc (Class A)	4,570
9,529	*	US Cellular Corp	389
18,421	*	USA Mobility, Inc	284
3,136,668		Verizon Communications, Inc	153,477
119,221	*	Vonage Holdings Corp	447
459,835	e	Windstream Holdings, Inc	4,580
		TOTAL TELECOMMUNICATION SERVICES	361,689

TRANSPORTATION - 2.3%
44,655	*	Air Transport Services Group, Inc	374
52,080		Alaska Air Group, Inc	4,950
12,584		Allegiant Travel Co	1,482
5,591		Amerco, Inc	1,626
544,344	*	American Airlines Group, Inc	23,385
19,331		Arkansas Best Corp	841
19,165	*	Atlas Air Worldwide Holdings, Inc	706
79,796	*	Avis Budget Group, Inc	4,763
37,980		Baltic Trading Ltd	227
16,346		Celadon Group, Inc	349
112,465	e	CH Robinson Worldwide, Inc	7,174
42,760		Con-Way, Inc	2,156
25,243		Copa Holdings S.A. (Class A)	3,599
760,514		CSX Corp	23,431
642,112		Delta Air Lines, Inc	24,863
17,462	*	Echo Global Logistics, Inc	335
149,461		Expeditors International of Washington, Inc	6,600
223,442		FedEx Corp	33,825
22,919		Forward Air Corp	1,097
37,277	*	Genesee & Wyoming, Inc (Class A)	3,914
34,479	*,e	Hawaiian Holdings, Inc	473
41,206		Heartland Express, Inc	879
339,163	*	Hertz Global Holdings, Inc	9,507
28,105	*	Hub Group, Inc (Class A)	1,416
4,290		International Shipholding Corp	98
69,164		J.B. Hunt Transport Services, Inc	5,103
184,047	*,e	JetBlue Airways Corp	1,997
83,991		Kansas City Southern Industries, Inc	9,030
42,550	*	Kirby Corp	4,984
45,057		Knight Transportation, Inc	1,071
35,503		Landstar System, Inc	2,272
17,739		Marten Transport Ltd	396
32,238		Matson, Inc	865
60,245		Navios Maritime Holdings, Inc	610
234,597		Norfolk Southern Corp	24,171
47,554	*	Old Dominion Freight Line	3,028
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
2,470	*	PAM Transportation Services, Inc	$69
6,136		Park-Ohio Holdings Corp	357
4,942	*	Patriot Transportation Holding, Inc	173
20,803	*	Quality Distribution, Inc	309
36,815	*	Republic Airways Holdings, Inc	399
20,933	*	Roadrunner Transportation Services Holdings, Inc	588
40,345		Ryder System, Inc	3,554
30,068		Safe Bulkers, Inc	293
18,094	*	Saia, Inc	795
102,799	*	Scorpio Bulkers, Inc	915
40,260		Skywest, Inc	492
526,781		Southwest Airlines Co	14,149
55,048	*	Spirit Airlines, Inc	3,481
63,781	*	Swift Transportation Co, Inc	1,609
282,381	*	UAL Corp	11,597
14,027	*,e	Ultrapetrol Bahamas Ltd	42
687,483		Union Pacific Corp	68,577
536,110		United Parcel Service, Inc (Class B)	55,037
3,884		Universal Truckload Services, Inc	99
4,427	*	USA Truck, Inc	82
69,158		UTI Worldwide, Inc	715
34,798		Werner Enterprises, Inc	923
39,964	*	Wesco Aircraft Holdings, Inc	798
40,094	*,e	XPO Logistics, Inc	1,147
23,809	*,e	YRC Worldwide, Inc	669
		TOTAL TRANSPORTATION	378,466

UTILITIES - 3.2%
497,334		AES Corp	7,734
90,267		AGL Resources, Inc	4,967
32,016		Allete, Inc	1,644
84,216		Alliant Energy Corp	5,125
184,363		Ameren Corp	7,537
369,389		American Electric Power Co, Inc	20,601
29,456		American States Water Co	979
134,451		American Water Works Co, Inc	6,649
134,973		Aqua America, Inc	3,539
4,909		Artesian Resources Corp	110
108,646	e	Atlantic Power Corp	445
69,174		Atmos Energy Corp	3,694
45,672		Avista Corp	1,531
33,522		Black Hills Corp	2,058
35,650		California Water Service Group	863
306,005	*	Calpine Corp	7,286
325,746		Centerpoint Energy, Inc	8,320
7,727		Chesapeake Utilities Corp	551
46,444		Cleco Corp	2,738
203,302		CMS Energy Corp	6,333
8,405		Connecticut Water Service, Inc	285
222,400		Consolidated Edison, Inc	12,841
440,972		Dominion Resources, Inc	31,538
131,757		DTE Energy Co	10,260
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
535,698		Duke Energy Corp	$39,743
76,383	*	Dynegy, Inc	2,658
246,110		Edison International	14,301
30,616		El Paso Electric Co	1,231
33,239		Empire District Electric Co	854
135,237		Entergy Corp	11,102
651,184		Exelon Corp	23,755
318,220		FirstEnergy Corp	11,049
117,135		Great Plains Energy, Inc	3,147
73,366	e	Hawaiian Electric Industries, Inc	1,858
38,056		Idacorp, Inc	2,201
59,780		Integrys Energy Group, Inc	4,252
118,947		ITC Holdings Corp	4,339
24,878		Laclede Group, Inc	1,208
144,429		MDU Resources Group, Inc	5,069
26,250		MGE Energy, Inc	1,037
11,759		Middlesex Water Co	249
55,740		National Fuel Gas Co	4,364
31,721		New Jersey Resources Corp	1,813
328,524		NextEra Energy, Inc	33,667
237,792		NiSource, Inc	9,355
239,428		Northeast Utilities	11,318
22,143		Northwest Natural Gas Co	1,044
27,832		NorthWestern Corp	1,453
245,109		NRG Energy, Inc	9,118
17,100	e	NRG Yield, Inc	890
150,808		OGE Energy Corp	5,894
39,547	*	ONE Gas, Inc	1,493
13,917	e	Ormat Technologies, Inc	401
27,545		Otter Tail Corp	834
29,866		Pattern Energy Group, Inc	989
189,953		Pepco Holdings, Inc	5,220
351,902		PG&E Corp	16,898
60,057		Piedmont Natural Gas Co, Inc	2,247
83,775		Pinnacle West Capital Corp	4,846
60,937		PNM Resources, Inc	1,787
58,032		Portland General Electric Co	2,012
478,595		PPL Corp	17,004
384,444		Public Service Enterprise Group, Inc	15,681
130,852		Questar Corp	3,245
104,149		SCANA Corp	5,604
184,580		Sempra Energy	19,327
12,005		SJW Corp	327
24,625		South Jersey Industries, Inc	1,488
665,012		Southern Co	30,178
34,400		Southwest Gas Corp	1,816
163,004	e	TECO Energy, Inc	3,012
85,402		UGI Corp	4,313
43,076		UIL Holdings Corp	1,667
10,272		Unitil Corp	348
30,975		UNS Energy Corp	1,871
62,331		Vectren Corp	2,649
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY			VALUE (000)
96,665	e	Westar Energy, Inc			$3,692
39,376		WGL Holdings, Inc			1,697
170,964		Wisconsin Energy Corp			8,022
375,757		Xcel Energy, Inc			12,111
9,006		York Water Co			188
		TOTAL UTILITIES			525,564
		TOTAL COMMON STOCKS			16,605,938
		(Cost $9,247,007)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	m	Magnum Hunter Resources Corp			0	^
		TOTAL ENERGY			0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,951	m	Trius Therapeutics, Inc			4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc			118
		TOTAL TELECOMMUNICATION SERVICES			118

		TOTAL RIGHTS / WARRANTS			122
		(Cost $118)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000	d	Federal Home Loan Bank (FHLB)	0.085%	11/12/14	9,998
		TOTAL GOVERNMENT AGENCY DEBT			9,998

TREASURY DEBT - 0.0%
1,700,000	d	United States Treasury Bill	0.095	05/28/15	1,698
3,000,000		United States Treasury Bill	0.101	06/25/15	2,997
		TOTAL TREASURY DEBT			4,695

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
537,479,576	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			537,480
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			537,480

		TOTAL SHORT-TERM INVESTMENTS			552,173
		(Cost $552,172)
		TOTAL INVESTMENTS - 103.1%			17,158,233
		(Cost $9,799,297)
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES	COMPANY	VALUE (000)
	OTHER ASSETS & LIABILITIES, NET - (3.1)%	$(516,275)
	NET ASSETS - 100.0%	$16,641,958

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $526,192,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.1%
$3,000,000	i	Gates Global LLC	4.250%	06/12/21	$2,989
4,826,500	i	TransDigm, Inc	3.750	02/28/20	4,808
		TOTAL CAPITAL GOODS			7,797

FOOD, BEVERAGE & TOBACCO - 0.1%
10,692,000	i	HJ Heinz Co	3.250	06/07/19	10,703
		TOTAL FOOD, BEVERAGE & TOBACCO			10,703

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,000,000	i	Capsugel Holdings US, Inc	3.500	08/01/18	1,995
472,625	i	CHS/Community Health Systems	4.250	01/27/21	475
1,700,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,707
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,177

MATERIALS - 0.0%
2,650,000	i	Minerals Technologies, Inc	4.000	05/07/21	2,660
		TOTAL MATERIALS			2,660

MEDIA - 0.0%
1,822,262	i	Univision Communications, Inc	4.000	03/01/20	1,821
		TOTAL MEDIA			1,821

RETAILING - 0.0%
2,000,000	i	Stater Bros Markets	4.750	05/12/21	2,010
		TOTAL RETAILING			2,010

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
12,450,000	i	Avago Technologies Ltd	3.750	05/06/21	12,485
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,485

UTILITIES - 0.0%
196,500	i	Calpine Corp	4.000	10/09/19	197
		TOTAL UTILITIES			197

		TOTAL BANK LOAN OBLIGATIONS			41,850
		(Cost $41,654)

BONDS - 96.9%

CORPORATE BONDS - 33.1%

AUTOMOBILES & COMPONENTS - 0.3%
10,300,000		Ford Motor Co	4.750	01/15/43	10,413
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,626
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,950,000		Johnson Controls, Inc	4.625%	07/02/44	$13,961
8,675,000		Magna International, Inc	3.625	06/15/24	8,745
		TOTAL AUTOMOBILES & COMPONENTS			37,745

BANKS - 5.9%
5,200,000	g	Banco de Credito e Inversiones	4.000	02/11/23	5,180
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,618
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,720
3,900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	3,958
3,755,000		Bancolombia S.A.	5.950	06/03/21	4,140
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,876
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,501
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	3,011
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,087
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,610
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,333
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,655
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	6,021
3,400,000		BB&T Corp	2.050	06/19/18	3,437
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,300
2,500,000	g	Caixa Economica Federal	2.375	11/06/17	2,444
4,500,000	g	Caixa Economica Federal	4.500	10/03/18	4,618
845,000	g	Caixa Economica Federal	4.250	05/13/19	853
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,137
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,937
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,470
12,640,000		Citigroup, Inc	5.000	09/15/14	12,752
2,432,000		Citigroup, Inc	5.500	10/15/14	2,467
8,425,000		Citigroup, Inc	1.300	11/15/16	8,436
9,300,000		Citigroup, Inc	2.550	04/08/19	9,373
14,200,000		Citigroup, Inc	3.500	05/15/23	13,823
11,000,000		Citigroup, Inc	3.875	10/25/23	11,267
6,625,000		Citigroup, Inc	3.750	06/16/24	6,643
10,525,000		Citigroup, Inc	5.300	05/06/44	10,978
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,594
4,475,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	4,489
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,989
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	9,143
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	12,561
11,730,000	g	Depfa ACS Bank	5.125	03/16/37	13,592
16,351,000		Deutsche Bank AG.	3.700	05/30/24	16,356
5,980,000		Eksportfinans ASA	2.375	05/25/16	5,980
12,850,000		Fifth Third Bancorp	2.375	04/25/19	13,017
2,350,000	g	HSBC Bank plc	1.500	05/15/18	2,332
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,955
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,649
12,250,000		HSBC Holdings plc	4.250	03/14/24	12,607
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,589
5,275,000		HSBC Holdings plc	5.250	03/14/44	5,648
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,415
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,375
7,150,000		HSBC USA, Inc	2.250	06/23/19	7,174
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,585,000	g	Hutchison Whampoa International 12 II Ltd	3.250%	11/08/22	$2,538
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,620
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,506
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	9,967
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,595
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,503
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,526
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,474
10,400,000		PNC Bank NA	2.200	01/28/19	10,502
11,475,000		PNC Bank NA	2.250	07/02/19	11,536
10,950,000		PNC Bank NA	2.700	11/01/22	10,555
17,395,000		PNC Bank NA	2.950	01/30/23	17,025
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,114
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,579
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,969
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,539
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,893
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,420
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,885
5,700,000		SunTrust Bank	2.750	05/01/23	5,472
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,179
495,000		Toronto-Dominion Bank	2.500	07/14/16	513
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,988
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,350
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,954
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,335
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,698
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,310
775,000	g	Turkiye Is Bankasi	5.500	04/21/19	802
2,000,000	g	Turkiye Is Bankasi	5.000	06/25/21	1,985
7,100,000		Union Bank NA	2.125	06/16/17	7,258
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,878
5,800,000		US Bancorp	1.650	05/15/17	5,889
5,550,000		US Bancorp	2.950	07/15/22	5,466
5,000,000		US Bank NA	4.950	10/30/14	5,076
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,010
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,857
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	15,013
10,850,000		Westpac Banking Corp	2.250	01/17/19	10,981
		TOTAL BANKS			789,870

CAPITAL GOODS - 0.7%
2,268,000	g	Alpek S.A. de C.V.	5.375	08/08/23	2,359
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,187
8,000,000		Deere & Co	2.600	06/08/22	7,822
6,350,000	g	EADS Finance BV	2.700	04/17/23	6,115
2,075,000		Eaton Corp	4.000	11/02/32	2,076
17,675,000		John Deere Capital Corp	1.950	03/04/19	17,683
1,433,905	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,527
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,287
11,000,000	g	Seagate HDD Cayman	4.750	06/01/23	11,082
4,850,000	g	Seagate HDD Cayman	4.750	01/01/25	4,814
665,000	g	Sealed Air Corp	6.500	12/01/20	748
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,370,000	g	Sealed Air Corp	5.250%	04/01/23	$1,391
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,898
8,950,000		United Technologies Corp	1.800	06/01/17	9,142
5,950,000		United Technologies Corp	4.500	06/01/42	6,232
		TOTAL CAPITAL GOODS			91,363

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,425,000		ADT Corp	4.125	04/15/19	1,434
1,425,000		ADT Corp	6.250	10/15/21	1,510
7,175,000		Air Lease Corp	3.875	04/01/21	7,319
10,290,000		Republic Services, Inc	3.800	05/15/18	11,024
5,375,000		Republic Services, Inc	3.550	06/01/22	5,556
7,150,000		Waste Management, Inc	2.600	09/01/16	7,398
15,050,000		Waste Management, Inc	2.900	09/15/22	14,741
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			48,982

CONSUMER DURABLES & APPAREL - 0.3%
2,574,000		DR Horton, Inc	3.625	02/15/18	2,635
9,600,000		DR Horton, Inc	3.750	03/01/19	9,648
4,450,000		DR Horton, Inc	4.375	09/15/22	4,411
5,000,000		DR Horton, Inc	5.750	08/15/23	5,375
1,500,000		Hanesbrands, Inc	6.375	12/15/20	1,622
11,900,000		PVH Corp	4.500	12/15/22	11,722
2,625,000		Whirlpool Corp	3.700	03/01/23	2,651
		TOTAL CONSUMER DURABLES & APPAREL			38,064

CONSUMER SERVICES - 0.9%
850,000		ARAMARK Corp	5.750	03/15/20	899
2,000,000		DineEquity, Inc	9.500	10/30/18	2,143
2,475,000	g	GLP Capital LP	4.375	11/01/18	2,555
5,000,000		Johns Hopkins University	4.083	07/01/53	4,926
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,649
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,550
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,063
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,347
6,475,000	g	Service Corp International	5.375	05/15/24	6,621
40,000,000		Stanford University	4.013	05/01/42	39,557
21,000,000		University of Chicago	4.151	10/01/45	20,185
7,900,000		Walt Disney Co	0.450	12/01/15	7,908
		TOTAL CONSUMER SERVICES			127,403

DIVERSIFIED FINANCIALS - 5.5%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,241
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,086
4,455,000	g	Ajecorp BV	6.500	05/14/22	4,099
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,291
9,275,000		American Express Credit Corp	1.300	07/29/16	9,352
9,800,000		American Express Credit Corp	2.125	07/27/18	9,957
15,175,000		Bank of America Corp	3.750	07/12/16	15,964
18,550,000		Bank of America Corp	5.300	03/15/17	20,402
8,525,000		Bank of America Corp	6.000	09/01/17	9,631
24,000,000		Bank of America Corp	2.600	01/15/19	24,282
7,000,000		Bank of America Corp	2.650	04/01/19	7,095
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$26,175,000		Bank of America Corp	4.100%	07/24/23	$27,166
8,250,000		Bank of America Corp	4.000	04/01/24	8,419
15,050,000		Bank of America Corp	5.000	01/21/44	15,967
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,261
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,386
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,753
2,500,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,862
2,400,000	g	BBVA Bancomer S.A.	4.375	04/10/24	2,445
7,250,000		BlackRock, Inc	3.500	12/10/14	7,354
15,000,000		BlackRock, Inc	1.375	06/01/15	15,155
7,000,000		BlackRock, Inc	4.250	05/24/21	7,680
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,039
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,998
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,128
2,800,000	g	Comcel Trust	6.875	02/06/24	3,024
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,038
7,175,000		Credit Suisse	2.300	05/28/19	7,187
10,000,000	g	FMR LLC	4.950	02/01/33	10,786
11,425,000	g	FMR LLC	5.150	02/01/43	12,267
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,152
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,845
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,632
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,216
12,850,000		General Electric Capital Corp	2.300	01/14/19	13,109
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,196
30,000,000		General Electric Capital Corp	3.100	01/09/23	29,764
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,211
375,000		General Electric Capital Corp	6.875	01/10/39	504
1,875,000		General Motors Financial Co, Inc	2.750	05/15/16	1,903
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,667
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,247
10,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	10,643
14,600,000		Goldman Sachs Group, Inc	3.625	01/22/23	14,663
7,100,000		Goldman Sachs Group, Inc	4.000	03/03/24	7,228
7,000,000	h	Goldman Sachs Group, Inc	3.850	07/08/24	6,991
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,343
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,729
2,300,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,806
15,125,000	h	Goldman Sachs Group, Inc	4.800	07/08/44	15,051
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,479
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,507
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,914
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,893
1,425,000		Icahn Enterprises LP	4.875	03/15/19	1,468
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,807
800,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	821
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,778
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,909
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,610
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,520
10,000,000		International Lease Finance Corp	5.875	08/15/22	10,925
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,550
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,636
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,400,000		Legg Mason, Inc	3.950%	07/15/24	$2,423
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,212
10,300,000		Morgan Stanley	1.750	02/25/16	10,446
6,800,000		Morgan Stanley	3.750	02/25/23	6,917
4,325,000		Morgan Stanley	3.875	04/29/24	4,377
7,250,000		Morgan Stanley	6.375	07/24/42	9,199
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,119
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,537
2,000,000	g	Odebrecht Finance Ltd	5.250	06/27/29	1,991
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,176
1,725,000	g	Rio Oil Finance Trust	6.250	07/06/24	1,812
2,600,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	2,772
1,725,000	g	SUAM Finance BV	4.875	04/17/24	1,760
52,076,760		Tagua Leasing LLC	1.900	07/12/24	50,940
6,520,000	g	Temasek Financial I Ltd	2.375	01/23/23	6,236
6,265,000		Toyota Motor Credit Corp	1.250	10/05/17	6,261
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,257
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,203
2,925,000	g	Waha Aerospace BV	3.925	07/28/20	3,107
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,641
5,052,000		Wells Fargo & Co	4.480	01/16/24	5,351
10,650,000		Wells Fargo & Co	4.100	06/03/26	10,784
14,625,000		Wells Fargo & Co	5.375	11/02/43	16,088
		TOTAL DIVERSIFIED FINANCIALS			736,641

ENERGY - 2.6%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,805
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,992
3,650,000		Apache Corp	1.750	04/15/17	3,715
12,170,000		Apache Corp	4.750	04/15/43	12,754
3,750,000		Ashland, Inc	3.875	04/15/18	3,858
13,650,000		Ashland, Inc	4.750	08/15/22	13,718
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,346
2,950,000		Canadian Natural Resources Ltd	3.800	04/15/24	3,041
2,600,000	i	Chesapeake Energy Corp	3.479	04/15/19	2,629
6,250,000		Chevron Corp	2.355	12/05/22	6,008
3,690,000		Cimarex Energy Co	5.875	05/01/22	4,077
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,886
7,000,000		ConocoPhillips	4.600	01/15/15	7,156
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,257
1,825,000		Devon Energy Corp	1.875	05/15/17	1,857
3,150,000		Devon Energy Corp	4.750	05/15/42	3,273
1,000,000		Ecopetrol S.A.	5.875	09/18/23	1,122
2,040,000		Ecopetrol S.A.	5.875	05/28/45	2,110
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,129
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,629
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,059
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,185
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	8,006
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,882
2,250,000	g	Exterran Partners	6.000	10/01/22	2,284
1,200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	1,167
5,700,000		Hess Corp	5.600	02/15/41	6,628
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,900,000	g	Indo Energy Finance II BV	6.375%	01/24/23	$1,586
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,113
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,775
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,085
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,516
7,350,000		Noble Energy, Inc	5.250	11/15/43	8,103
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,546
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,329
1,525,000	g	Oleoducto Central SA	4.000	05/07/21	1,525
10,850,000	g	ONE Gas, Inc	2.070	02/01/19	10,860
3,500,000	g	ONE Gas, Inc	3.610	02/01/24	3,619
6,900,000	g	ONE Gas, Inc	4.658	02/01/44	7,432
7,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	7,297
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	902
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,985
550,000	g	Pertamina Persero PT	4.300	05/20/23	519
3,000,000	g	Pertamina PT	5.250	05/23/21	3,090
1,850,000	i	Petrobras Global Finance BV	1.849	05/20/16	1,852
3,600,000		Petrobras Global Finance BV	3.250	03/17/17	3,691
2,000,000	i	Petrobras Global Finance BV	2.367	01/15/19	1,990
810,000		Petrobras Global Finance BV	4.375	05/20/23	780
650,000		Petrobras Global Finance BV	6.250	03/17/24	692
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,145
3,000,000		Petrobras International Finance Co	3.500	02/06/17	3,080
2,000,000		Petrobras International Finance Co	6.875	01/20/40	2,095
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,572
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,593
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,623
17,000,000		Petroleos Mexicanos	1.950	12/20/22	16,873
9,095,000		Petroleos Mexicanos	2.000	12/20/22	9,046
1,500,000		Petroleos Mexicanos	3.500	01/30/23	1,465
4,000,000		Petroleos Mexicanos	6.500	06/02/41	4,650
250,000		Petroleos Mexicanos	5.500	06/27/44	260
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,980
7,400,000		Phillips 66	1.950	03/05/15	7,474
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,861
2,800,000	g	PTT Exploration & Production PCL	3.707	09/16/18	2,924
3,335,000		Range Resources Corp	5.000	08/15/22	3,535
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,548
6,000,000		Shell International Finance BV	2.375	08/21/22	5,779
4,650,000		Shell International Finance BV	4.550	08/12/43	4,898
2,800,000		Statoil ASA	2.900	10/15/14	2,821
2,075,000		Statoil ASA	1.200	01/17/18	2,060
5,300,000		Statoil ASA	2.450	01/17/23	5,087
8,875,000		Statoil ASA	4.250	11/23/41	8,947
5,000,000		Tesoro Corp	5.125	04/01/24	5,056
4,025,000		Total Capital Canada Ltd	1.450	01/15/18	4,026
1,000,000		Total Capital International S.A.	1.000	01/10/17	1,003
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,198
3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	4,063
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,863
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	840
5,025,000		Vale Overseas Ltd	4.375	01/11/22	5,159
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,760,000		Vale Overseas Ltd	6.875%	11/21/36	$3,055
3,375,000		Valero Energy Corp	4.500	02/01/15	3,453
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	2,727
		TOTAL ENERGY			355,619

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,835
7,625,000		CVS Caremark Corp	4.000	12/05/23	7,979
4,125,000		CVS Caremark Corp	5.300	12/05/43	4,663
7,300,000		Ingles Markets, Inc	5.750	06/15/23	7,410
		TOTAL FOOD & STAPLES RETAILING			25,887

FOOD, BEVERAGE & TOBACCO - 0.8%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,533
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,611
24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	23,621
1,900,000		Campbell Soup Co	2.500	08/02/22	1,788
7,100,000		Coca-Cola Co	3.200	11/01/23	7,176
1,300,000	g	Corp Lindley S.A.	6.750	11/23/21	1,436
9,400,000		Diageo Capital plc	2.625	04/29/23	9,011
5,525,000	g	Embotelladora Andina S.A.	5.000	10/01/23	5,861
4,080,000		General Mills, Inc	5.200	03/17/15	4,217
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,843
2,350,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	2,345
5,614,000		Kraft Foods Group, Inc	6.500	02/09/40	7,189
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,234
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,422
680,000		PepsiCo, Inc	7.900	11/01/18	846
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,080
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,175
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,053
1,125,000		TreeHouse Foods, Inc	4.875	03/15/22	1,156
		TOTAL FOOD, BEVERAGE & TOBACCO			108,597

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,230
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,974
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,438
1,000,000	g	CHS/Community Health Systems	5.125	08/01/21	1,025
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,208
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,822
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,566
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,169
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,916
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,360
4,560,000		HCA, Inc	6.500	02/15/20	5,130
7,575,000		HCA, Inc	5.875	03/15/22	8,209
3,500,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,483
10,450,000		McKesson Corp	4.883	03/15/44	10,974
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,733
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,820
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,286
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,728
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,625,000		Thermo Fisher Scientific, Inc	4.150%	02/01/24	$3,791
7,125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	7,908
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			100,770

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,515
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,543
4,525,000		Ecolab, Inc	1.450	12/08/17	4,531
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,589

INSURANCE - 1.7%
6,560,000		Aetna, Inc	6.500	09/15/18	7,756
1,925,000		Aetna, Inc	6.625	06/15/36	2,505
6,200,000		Allstate Corp	3.150	06/15/23	6,221
6,200,000		Allstate Corp	4.500	06/15/43	6,441
8,900,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	8,823
3,750,000		Chubb Corp	6.000	05/11/37	4,716
1,390,000		CIGNA Corp	5.125	06/15/20	1,572
6,900,000		CIGNA Corp	4.500	03/15/21	7,583
25,500,000	g	Five Corners Funding Trust	4.419	11/15/23	26,885
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,803
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,856
2,800,000		Lincoln National Corp	7.000	06/15/40	3,839
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,297
7,675,000		MetLife, Inc	6.750	06/01/16	8,529
2,000,000		MetLife, Inc	4.368	09/15/23	2,146
11,050,000		MetLife, Inc	4.125	08/13/42	10,754
9,500,000		MetLife, Inc	4.875	11/13/43	10,273
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,839
5,000,000		Progressive Corp	3.750	08/23/21	5,328
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,037
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,969
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,999
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,395
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,823
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,730
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,321
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,876
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,881
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,910
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	6,023
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	6,979
6,750,000		WellPoint, Inc	3.125	05/15/22	6,740
7,850,000		WellPoint, Inc	4.625	05/15/42	7,992
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,319
2,400,000		WR Berkley Corp	5.375	09/15/20	2,697
		TOTAL INSURANCE			234,857

MATERIALS - 1.7%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,323
1,125,000		Airgas, Inc	4.500	09/15/14	1,134
3,500,000		ArcelorMittal	5.000	02/25/17	3,701
4,000,000		Ball Corp	5.750	05/15/21	4,255
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,365,000		Ball Corp	5.000%	03/15/22	$1,399
7,192,000		Ball Corp	4.000	11/15/23	6,850
4,050,000		Barrick Gold Corp	4.100	05/01/23	4,033
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,507
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,776
975,000		Braskem Finance Ltd	6.450	02/03/24	1,042
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,135
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,395
3,175,000		CF Industries, Inc	7.125	05/01/20	3,911
2,000,000	g	Cia Brasileira de Aluminio	4.750	06/17/24	1,965
3,550,000		Corning, Inc	1.450	11/15/17	3,491
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,284
9,925,000		Crown Americas LLC	6.250	02/01/21	10,620
1,390,000		Crown Americas LLC	4.500	01/15/23	1,354
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,134
5,500,000		EI du Pont de Nemours & Co	3.250	01/15/15	5,589
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	6,741
2,850,000	g	Fresnillo plc	5.500	11/13/23	2,978
17,050,000	g	Glencore Funding LLC	2.500	01/15/19	17,007
9,375,000	g	Glencore Funding LLC	3.125	04/29/19	9,561
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,649
1,400,000		Greif, Inc	7.750	08/01/19	1,610
23,166,000		International Paper Co	4.750	02/15/22	25,544
3,650,000		International Paper Co	4.800	06/15/44	3,679
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,384
3,000,000		Monsanto Co	3.375	07/15/24	3,020
2,300,000		Monsanto Co	4.200	07/15/34	2,321
6,840,000		Nucor Corp	4.000	08/01/23	7,087
3,300,000	g	OCP S.A.	5.625	04/25/24	3,461
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,733
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,638
5,000,000		Rock Tenn Co	3.500	03/01/20	5,145
3,000,000		Rock Tenn Co	4.000	03/01/23	3,079
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,491
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,711
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,661
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,051
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,804
4,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	4,391
		TOTAL MATERIALS			230,644

MEDIA - 1.6%
1,250,000	g	CBS Outdoor Americas Capital LLC	5.625	02/15/24	1,291
1,000,000		Cinemark USA, Inc	5.125	12/15/22	1,024
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,264
26,000,000		Comcast Corp	4.250	01/15/33	26,708
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	9,331
3,250,000		DISH DBS Corp	4.250	04/01/18	3,380
4,250,000		DISH DBS Corp	5.125	05/01/20	4,468
2,050,000		DISH DBS Corp	5.000	03/15/23	2,089
3,325,000		Grupo Televisa S.A.	6.000	05/15/18	3,780
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,680
1,850,000		Lamar Media Corp	5.875	02/01/22	1,982
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000		Lamar Media Corp	5.000%	05/01/23	$10,063
5,000,000	g	Lamar Media Corp	5.375	01/15/24	5,175
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,245
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,635
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,279
2,105,000		News America, Inc	7.625	11/30/28	2,745
1,578,000		News America, Inc	6.550	03/15/33	1,966
3,575,000		News America, Inc	6.650	11/15/37	4,539
3,800,000		News America, Inc	6.900	08/15/39	4,971
8,035,000		Nielsen Finance LLC	4.500	10/01/20	8,095
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,620
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,354
3,000,000		Time Warner, Inc	3.150	07/15/15	3,083
20,550,000		Time Warner, Inc	2.100	06/01/19	20,445
3,825,000		Time Warner, Inc	6.500	11/15/36	4,681
10,525,000		Time Warner, Inc	4.900	06/15/42	10,719
7,100,000		Time Warner, Inc	4.650	06/01/44	6,965
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	7,411
4,850,000		Viacom, Inc	1.250	02/27/15	4,877
5,400,000		Viacom, Inc	2.500	12/15/16	5,566
3,000,000		Viacom, Inc	3.500	04/01/17	3,186
7,375,000		Viacom, Inc	5.850	09/01/43	8,473
		TOTAL MEDIA			211,090

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
14,325,000		Amgen, Inc	2.200	05/22/19	14,308
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	8,183
9,025,000		Gilead Sciences, Inc	4.800	04/01/44	9,523
3,140,000		Life Technologies Corp	3.500	01/15/16	3,262
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,572
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,286
1,975,000		Mead Johnson Nutrition Co	4.600	06/01/44	1,991
3,725,000		Mylan, Inc	2.550	03/28/19	3,752
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,874
1,750,000		NBTY, Inc	9.000	10/01/18	1,851
2,925,000	g	Perrigo Co Ltd	4.000	11/15/23	2,973
2,800,000	g	Perrigo Co Ltd	5.300	11/15/43	3,004
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			60,579

REAL ESTATE - 1.0%
2,310,000		AMB Property LP	4.500	08/15/17	2,502
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,030
3,965,000		Camden Property Trust	4.625	06/15/21	4,335
3,000,000		Camden Property Trust	2.950	12/15/22	2,900
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,331
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,401
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,378
255,000		Federal Realty Investment Trust	5.650	06/01/16	277
700,000		Federal Realty Investment Trust	5.900	04/01/20	820
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,200
7,675,000		Federal Realty Investment Trust	2.750	06/01/23	7,348
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,138
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,587
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,700,000		Healthcare Trust of America Holdings LP	3.375%	07/15/21	$3,702
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,450
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,778
8,100,000		Highwoods Realty LP	3.200	06/15/21	8,004
6,920,000		Highwoods Realty LP	3.625	01/15/23	6,834
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,286
6,400,000		Liberty Property LP	4.125	06/15/22	6,661
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,768
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,504
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,561
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,265
2,325,000		Regency Centers LP	5.250	08/01/15	2,435
225,000		Regency Centers LP	5.875	06/15/17	253
800,000		Simon Property Group LP	5.250	12/01/16	874
4,150,000		Simon Property Group LP	2.800	01/30/17	4,326
3,040,000		Simon Property Group LP	10.350	04/01/19	4,119
1,850,000	g	Trust F	5.250	12/15/24	1,943
1,360,000		Ventas Realty LP	3.125	11/30/15	1,404
1,015,000		Ventas Realty LP	3.250	08/15/22	1,003
3,150,000		Ventas Realty LP	3.750	05/01/24	3,146
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,147
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,702
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,164
		TOTAL REAL ESTATE			131,576

RETAILING - 0.7%
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,813
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,323
6,125,000		Home Depot, Inc	2.250	09/10/18	6,268
14,225,000		Home Depot, Inc	2.000	06/15/19	14,235
8,750,000		Home Depot, Inc	4.400	03/15/45	8,883
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,619
8,105,000		Limited Brands, Inc	5.625	02/15/22	8,774
8,075,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	7,751
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,986
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,654
2,000,000	g	QVC, Inc	7.500	10/01/19	2,102
2,475,000		QVC, Inc	5.125	07/02/22	2,635
4,400,000		QVC, Inc	4.375	03/15/23	4,470
1,275,000		Sonic Automotive, Inc	5.000	05/15/23	1,253
3,900,000	g	WEX, Inc	4.750	02/01/23	3,773
		TOTAL RETAILING			85,539

SOFTWARE & SERVICES - 0.4%
2,000,000	g	Activision Blizzard, Inc	5.625	09/15/21	2,155
4,250,000	g	Audatex North America, Inc	6.000	06/15/21	4,536
2,800,000		Baidu, Inc	2.750	06/09/19	2,811
2,075,000		Equinix, Inc	4.875	04/01/20	2,127
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,090
3,075,000		NCR Corp	4.625	02/15/21	3,098
525,000	g	NCR Escrow Corp	5.875	12/15/21	554
3,925,000		Oracle Corp	3.750	07/08/14	3,927
13,825,000	h	Oracle Corp	3.400	07/08/24	13,794
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,225,000	h	Oracle Corp	4.300%	07/08/34	$8,222
		TOTAL SOFTWARE & SERVICES			53,314

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
4,000,000		Amphenol Corp	4.750	11/15/14	4,062
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	2,011
10,675,000		Cisco Systems, Inc	2.125	03/01/19	10,758
5,962,000		Flextronics International Ltd	4.625	02/15/20	6,126
38,125,000		General Electric Co	0.850	10/09/15	38,314
3,300,000		General Electric Co	5.250	12/06/17	3,723
11,950,000		General Electric Co	2.700	10/09/22	11,735
5,325,000		General Electric Co	4.125	10/09/42	5,259
12,500,000		General Electric Co	4.500	03/11/44	13,024
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,356
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,789
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,216
4,625,000	g	NXP BV	3.750	06/01/18	4,637
5,000,000		Scientific Games International, Inc	6.250	09/01/20	4,925
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,090
12,700,000		Xerox Corp	2.800	05/15/20	12,680
2,725,000		Xerox Corp	4.500	05/15/21	2,944
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			141,649

TELECOMMUNICATION SERVICES - 2.1%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,951
7,500,000		American Tower Corp	3.500	01/31/23	7,355
2,500,000		AT&T, Inc	2.500	08/15/15	2,554
21,350,000		AT&T, Inc	1.400	12/01/17	21,260
8,200,000		AT&T, Inc	2.625	12/01/22	7,857
10,775,000		AT&T, Inc	4.800	06/15/44	11,000
13,125,000		BellSouth Corp	5.200	09/15/14	13,253
6,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	6,659
5,525,000		British Telecommunications plc	1.625	06/28/16	5,601
3,125,000		CenturyLink, Inc	6.750	12/01/23	3,414
1,600,000	g	CommScope Holding Co, Inc	5.000	06/15/21	1,632
1,600,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,626
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,104
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,850
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,792
3,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,645
4,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	4,005
2,000,000	g	Oi S.A.	5.750	02/10/22	1,996
3,950,000		Orange S.A.	5.500	02/06/44	4,411
2,050,000	g	SES	3.600	04/04/23	2,073
3,450,000	g	SES Global Americas Holdings GP	2.500	03/25/19	3,475
7,475,000	g	Sprint Corp	7.250	09/15/21	8,241
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,334
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,622
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,586
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,160
2,300,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	2,273
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,656
13,900,000		Verizon Communications, Inc	3.650	09/14/18	14,866
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,625,000		Verizon Communications, Inc	2.550%	06/17/19	$5,706
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,585
22,425,000		Verizon Communications, Inc	5.150	09/15/23	25,096
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,873
10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,289
24,300,000		Verizon Communications, Inc	6.550	09/15/43	30,580
3,000,000	g	VimpelCom Holdings BV	5.950	02/13/23	2,959
		TOTAL TELECOMMUNICATION SERVICES			285,339

TRANSPORTATION - 0.5%
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,837
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,239
1,075,000	g	Bombardier, Inc	4.750	04/15/19	1,094
1,000,000	g	DP World Ltd	6.850	07/02/37	1,115
1,300,000	g	Embraer Overseas Ltd	5.696	09/16/23	1,406
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,860
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,695
6,311,000		GATX Corp	1.250	03/04/17	6,289
7,150,000		GATX Corp	2.500	07/30/19	7,196
5,900,000		GATX Corp	5.200	03/15/44	6,288
14,844,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	14,220
2,640,000		Kansas City Southern Railway Co	4.300	05/15/43	2,506
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,612
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,080
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,520
		TOTAL TRANSPORTATION			71,957

UTILITIES - 3.3%
1,325,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,344
1,250,000	i	AES Corp	3.229	06/01/19	1,259
6,225,000		AES Corp	4.875	05/15/23	6,163
1,500,000		AES Corp	5.500	03/15/24	1,534
6,325,000		AGL Capital Corp	4.400	06/01/43	6,460
5,150,000		Alabama Power Co	3.550	12/01/23	5,335
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,526
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,080
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,831
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,202
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,878
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,034
7,150,000		Atmos Energy Corp	4.150	01/15/43	7,103
8,000,000		Berkshire Hathaway Energy Co	5.150	11/15/43	8,969
6,225,000		Black Hills Corp	4.250	11/30/23	6,593
1,599,000	g	Calpine Corp	7.500	02/15/21	1,735
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,433
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,275
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,032
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,396
3,500,000	g	CEZ AS.	4.250	04/03/22	3,643
2,500,000		CMS Energy Corp	5.050	02/15/18	2,765
5,450,000		CMS Energy Corp	4.700	03/31/43	5,563
2,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,689
1,700,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,815
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,055,000		Commonwealth Edison Co	4.000%	08/01/20	$3,298
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,238
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,139
3,000,000		Connecticut Light & Power Co	4.300	04/15/44	3,061
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,631
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,330
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,547
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,563
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,422
900,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	905
3,000,000	g	Eskom Holdings Ltd	5.750	01/26/21	3,071
2,750,000	g	Ferrellgas LP	6.750	01/15/22	2,874
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,314
8,800,000		Florida Power & Light Co	2.750	06/01/23	8,659
2,000,000		Florida Power Corp	6.400	06/15/38	2,675
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,576
3,000,000		Georgia Power Co	5.400	06/01/40	3,484
2,000,000		Georgia Power Co	4.300	03/15/42	2,006
1,800,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,906
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,074
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,869
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,657
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,195
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,200
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	613
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,621
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,897
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,290
2,800,000		Nevada Power Co	6.500	08/01/18	3,311
3,335,000		Nevada Power Co	5.450	05/15/41	4,015
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,538
3,375,000		Northeast Utilities	1.450	05/01/18	3,314
10,000,000	g	NRG Energy, Inc	6.250	05/01/24	10,450
7,800,000		NSTAR Electric Co	4.400	03/01/44	8,090
2,500,000		NTPC Ltd	5.625	07/14/21	2,690
1,000,000		NTPC Ltd	4.750	10/03/22	1,012
7,100,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	7,107
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,486
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,876
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,818
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,873
8,875,000		Pacific Gas & Electric Co	3.850	11/15/23	9,239
6,375,000		PacifiCorp	2.950	02/01/22	6,459
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,920
750,000		Potomac Electric Power Co	7.900	12/15/38	1,162
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,405
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,039
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,669
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,779
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,926
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,996
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,302
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,475,000		Public Service Electric & Gas Co	2.375%	05/15/23	$10,898
2,940,000		QEP Resources, Inc	5.375	10/01/22	3,028
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,403
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,490
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,370
3,000,000		Sempra Energy	2.300	04/01/17	3,080
4,725,000		Sempra Energy	3.550	06/15/24	4,758
7,425,000		Southern California Edison Co	4.650	10/01/43	8,011
2,325,000		Tampa Electric Co	4.100	06/15/42	2,268
4,000,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,770
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,721
3,000,000		Williams Partners LP	3.800	02/15/15	3,058
5,075,000		Williams Partners LP	4.000	11/15/21	5,307
7,250,000		Williams Partners LP	4.500	11/15/23	7,690
6,000,000		Williams Partners LP	4.900	01/15/45	5,981
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,660
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,305
		TOTAL UTILITIES			438,580

		TOTAL CORPORATE BONDS			4,420,654
		(Cost $4,262,082)

GOVERNMENT BONDS - 49.3%

AGENCY SECURITIES - 2.9%
16,263,386		AMAL Ltd	3.465	08/21/21	17,195
2,150,000		Amber Circle Funding Ltd	3.250	12/04/22	2,054
4,336,265		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,711
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/28/14	20,044
35,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	35,340
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	5,004
24,755,000		Lutheran Medical Center	1.982	02/20/30	23,325
826,829		National Credit Union Administration	1.840	10/07/20	834
15,979,649		Premier Aircraft Leasing	3.576	02/06/22	16,957
10,000,000		Private Export Funding Corp (PEFCO)	3.050	10/15/14	10,083
7,000,000		PEFCO	4.550	05/15/15	7,263
15,000,000		PEFCO	2.125	07/15/16	15,444
34,000,000		PEFCO	1.375	02/15/17	34,451
17,000,000		PEFCO	5.450	09/15/17	19,345
10,000,000		PEFCO	2.250	12/15/17	10,329
5,000,000		PEFCO	4.375	03/15/19	5,604
17,300,000		PEFCO	1.450	08/15/19	16,931
35,000,000		PEFCO	4.300	12/15/21	39,003
30,000,000		PEFCO	2.050	11/15/22	28,422
2,311,719		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,421
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	62,013
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	15,403
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,306
9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	8,990
		TOTAL AGENCY SECURITIES			404,472

FOREIGN GOVERNMENT BONDS - 5.7%
2,990,000	g	Barbados Government International Bond	7.000	08/04/22	2,713
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333%	02/15/28	$3,834
1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,385
2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,534
825,000		Brazilian Government International Bond	7.125	01/20/37	1,044
2,000,000		Brazilian Government International Bond	5.625	01/07/41	2,150
5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,950
1,200,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	1,244
12,200,000		Canada Government International Bond	2.375	09/10/14	12,246
25,275,000		Canada Government International Bond	0.875	02/14/17	25,336
3,630,000		Chile Government International Bond	3.875	08/05/20	3,891
740,000		Chile Government International Bond	2.250	10/30/22	697
5,410,000		Colombia Government International Bond	4.375	07/12/21	5,805
1,775,000		Colombia Government International Bond	2.625	03/15/23	1,660
4,450,000		Colombia Government International Bond	4.000	02/26/24	4,588
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,796
3,150,000	g	Croatia Government International Bond	6.375	03/24/21	3,461
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,415
32,500,000		European Investment Bank	1.125	04/15/15	32,739
10,000,000		European Investment Bank	2.500	04/15/21	10,169
3,500,000		European Investment Bank	4.875	02/15/36	4,190
15,350,000		Export Development Canada	2.250	05/28/15	15,637
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,855
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,555
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,336
25,250,000	g	Hellenic Republic Government Bond	4.750	04/17/19	35,326
1,040,000		Hungary Government International Bond	4.000	03/25/19	1,071
2,700,000		Hungary Government International Bond	5.750	11/22/23	2,977
1,100,000		Hungary Government International Bond	5.375	03/25/24	1,177
40,200,000		Hydro Quebec	1.375	06/19/17	40,540
4,400,000		Italy Government International Bond	5.375	06/12/17	4,880
1,610,000		Italy Government International Bond	6.875	09/27/23	2,049
1,880,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,896
1,950,000	g	Kenya Government International Bond	5.875	06/24/19	1,990
2,450,000	g	Kenya Government International Bond	6.875	06/24/24	2,548
18,750,000		KFW	2.625	01/25/22	19,073
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,141
5,800,000	g,i	Kommunalbanken AS.	0.409	02/20/18	5,808
2,400,000		Korea Development Bank	1.500	01/22/18	2,364
6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,842
50,000,000		Mexican Bonos	7.750	12/14/17	4,306
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,110
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,756
1,500,000		Mexico Government International Bond	6.050	01/11/40	1,818
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,530
6,000,000	g	Municipality Finance plc	1.750	05/21/19	5,988
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,856
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,155
43,950,000		North American Development Bank	2.400	10/26/22	41,846
10,300,000		Panama Government International Bond	5.200	01/30/20	11,495
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,217
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,590
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,571
4,175,000		Philippine Government International Bond	4.200	01/21/24	4,410
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,850,000		Poland Government International Bond	6.375%	07/15/19	$2,192
6,167,000		Poland Government International Bond	5.125	04/21/21	6,938
1,135,000		Poland Government International Bond	3.000	03/17/23	1,103
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,036
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,169
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,159
15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,226
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,639
10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,070
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,940
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,264
24,250,000		Province of Ontario Canada	2.950	02/05/15	24,643
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,358
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,778
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,480
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,887
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,079
10,000,000		Province of Quebec Canada	2.750	08/25/21	10,100
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,534
5,175,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	5,330
1,300,000	g	Republic of Serbia	5.250	11/21/17	1,355
1,441,833	i	Republic of Serbia	6.750	11/01/24	1,458
1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,329
4,500,000		Republic of Turkey	7.500	07/14/17	5,120
1,650,000		Republic of Turkey	6.000	01/14/41	1,763
2,400,000	g	Romanian Government International Bond	6.750	02/07/22	2,865
1,550,000	g	Romanian Government International Bond	4.875	01/22/24	1,649
2,135,000	g	Slovenia Government International Bond	5.250	02/18/24	2,295
121,524,000		South Africa Government Bond	8.250	09/15/17	11,726
1,002,000		South Africa Government International Bond	6.875	05/27/19	1,159
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,830
3,125,000		South Africa Government International Bond	5.875	09/16/25	3,473
16,500,000		Spain Government Bond	3.750	10/31/18	25,025
3,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	3,158
1,900,000	g	Sri Lanka Government International Bond	6.250	10/04/20	2,009
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,720
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,525
4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,961
8,000,000		Turkey Government International Bond	6.750	04/03/18	9,032
7,050,000		Turkey Government International Bond	5.750	03/22/24	7,702
500,000		United Mexican States	5.125	01/15/20	567
1,732,000		Uruguay Government International Bond	4.500	08/14/24	1,838
		TOTAL FOREIGN GOVERNMENT BONDS			785,044

MORTGAGE BACKED - 23.2%
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	02/15/26	5,042
2,252,066	i	FHLMC	2.380	02/01/36	2,408
4,665,657	i	FHLMC	2.435	07/01/36	4,977
2,320,467	i	FHLMC	2.260	09/01/36	2,470
1,430,743	i	FHLMC	2.358	09/01/36	1,527
2,174,959	i	FHLMC	2.367	09/01/36	2,304
2,756,448	i	FHLMC	2.371	09/01/36	2,918
1,214,721	i	FHLMC	2.512	02/01/37	1,301
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,240,893	i	FHLMC	2.454%	03/01/37	$5,587
2,343,039	i	FHLMC	6.010	04/01/37	2,514
43,928	i	FHLMC	1.950	05/01/37	44
2,802,593	i	FHLMC	2.340	06/01/37	2,986
2,750,337	i	FHLMC	2.617	08/01/37	2,856
2,738,028	i	FHLMC	1.701	09/01/37	2,866
26,445,000		FHLMC	4.000	12/15/38	28,122
23,784,212		FHLMC	3.500	04/15/40	24,870
19,933,976		FHLMC	4.000	03/15/44	21,134
218,543		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	227
1,586,652		FGLMC	5.000	09/01/18	1,684
779,158		FGLMC	5.500	01/01/19	834
216,334		FGLMC	4.000	06/01/19	230
846,735		FGLMC	4.500	01/01/20	898
767,141		FGLMC	4.500	07/01/20	829
489,885		FGLMC	4.500	08/01/20	521
126,236		FGLMC	7.000	10/01/20	136
2,265,789		FGLMC	4.500	06/01/21	2,408
6,486,319		FGLMC	4.500	06/01/21	6,892
796,645		FGLMC	5.000	04/01/23	861
23,168		FGLMC	7.000	05/01/23	26
244,650		FGLMC	6.000	10/01/23	275
205,606		FGLMC	6.000	11/01/23	231
3,080,646		FGLMC	4.000	07/01/24	3,278
980,341		FGLMC	4.500	09/01/24	1,056
43,856		FGLMC	8.000	01/01/31	50
81,876		FGLMC	7.000	12/01/31	86
6,124		FGLMC	7.000	01/01/32	6
202,750		FGLMC	8.000	02/01/32	234
1,650,812		FGLMC	4.500	07/01/33	1,792
2,053,281		FGLMC	5.500	12/01/33	2,326
3,709,269		FGLMC	5.500	12/01/33	4,168
9,661,193		FGLMC	7.000	12/01/33	11,199
12,762,006		FGLMC	5.000	01/01/34	14,174
4,879,107		FGLMC	4.500	10/01/34	5,298
2,146,433		FGLMC	4.500	04/01/35	2,329
3,542,574		FGLMC	7.000	05/01/35	4,102
784,791		FGLMC	5.000	02/01/36	870
67,337		FGLMC	6.500	05/01/36	76
4,405,011		FGLMC	5.000	04/01/38	4,923
3,544,578		FGLMC	5.000	07/01/39	3,923
16,257,801		FGLMC	4.500	11/01/40	17,853
18,676,917		FGLMC	4.500	12/01/40	20,475
46,000,000	h	FGLMC	4.500	07/15/44	49,785
65,000,000	h	FGLMC	3.500	08/15/44	66,629
101,000,000	h	FGLMC	4.000	08/15/44	106,699
388,739		Federal National Mortgage Association (FNMA)	4.960	01/01/15	389
32,334		FNMA	7.500	02/01/15	33
99,339		FNMA	7.500	04/01/15	101
70,435		FNMA	7.500	04/01/15	72
10,055		FNMA	6.500	03/01/16	11
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,685		FNMA	6.500%	04/01/16	$5
83,579		FNMA	6.500	10/01/16	86
106,727		FNMA	6.500	11/01/16	111
244,328		FNMA	6.500	02/01/18	257
1,822,003		FNMA	5.500	04/01/18	1,935
275,759		FNMA	6.500	04/01/18	291
1,195,123		FNMA	5.500	07/01/20	1,297
426,127		FNMA	4.500	11/01/20	453
1,075,236		FNMA	5.500	08/01/21	1,175
799,554		FNMA	4.500	03/01/23	852
51,390		FNMA	8.000	03/01/23	54
1,378,096		FNMA	4.500	06/01/23	1,469
2,139,835		FNMA	5.000	07/01/23	2,333
1,567,278		FNMA	4.000	05/01/24	1,676
141,903		FNMA	8.000	07/01/24	164
1,292,334		FNMA	4.500	08/01/24	1,385
6,038,840		FNMA	4.000	09/01/24	6,455
30,339		FNMA	9.000	11/01/25	35
9,275,504		FNMA	3.000	05/01/27	9,650
44,000,000	h	FNMA	2.500	07/25/29	44,694
81,000,000	g,h	FNMA	3.000	07/25/29	84,139
21,000,000	h	FNMA	3.500	07/25/29	22,257
28,000,000	h	FNMA	2.500	08/25/29	28,376
80,000,000	h	FNMA	3.500	08/25/29	84,575
1,867,415		FNMA	6.500	07/01/32	2,127
176,050		FNMA	7.000	07/01/32	191
166,674		FNMA	7.000	07/01/32	187
1,416,767		FNMA	4.500	03/25/33	1,469
11,565,707		FNMA	3.000	10/01/33	11,804
1,756,052		FNMA	4.500	10/01/33	1,908
182,335		FNMA	5.000	11/01/33	206
3,376,116		FNMA	5.000	11/01/33	3,827
13,703,267		FNMA	5.500	03/01/34	15,413
7,572,569		FNMA	3.500	03/25/34	7,714
12,766,467		FNMA	5.500	02/01/35	14,349
3,061,519		FNMA	4.500	05/01/35	3,322
69,946		FNMA	7.500	06/01/35	76
1,615,029	i	FNMA	2.261	02/01/36	1,731
1,265,417	i	FNMA	2.379	07/01/36	1,369
76,694		FNMA	6.500	03/01/37	86
1,808,389		FNMA	6.000	09/01/37	2,035
2,012,946		FNMA	6.000	09/01/37	2,281
1,859,978		FNMA	6.500	09/01/37	2,097
4,993,781	i	FNMA	2.400	10/01/37	5,356
14,632,776		FNMA	5.500	01/01/38	16,371
70,532		FNMA	6.500	02/01/38	80
13,716,590		FNMA	5.500	04/01/38	15,346
10,916,497		FNMA	5.500	06/01/38	12,213
1,589,579	i	FNMA	2.005	10/01/38	1,696
10,083,209		FNMA	5.500	12/01/38	11,470
20,365,515		FNMA	4.000	02/01/39	21,644
5,900,672		FNMA	4.000	04/01/39	6,288
23,474,552		FNMA	4.000	04/25/39	25,200
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$48,713,378	FNMA	4.000%	06/25/39	$52,267
22,856,670	FNMA	3.500	07/25/39	24,120
7,293,765	FNMA	5.500	08/01/39	8,238
4,052,269	FNMA	5.500	11/01/39	4,534
1,309,868	FNMA	6.000	10/01/40	1,478
2,135,089	FNMA	3.500	11/01/40	2,201
44,858,129	FNMA	4.500	12/25/40	48,429
921,621	FNMA	3.500	01/01/41	950
881,852	FNMA	3.500	02/01/41	909
14,763,959	FNMA	3.500	03/01/41	15,221
3,838,687	FNMA	3.500	11/01/41	3,958
3,274,209	FNMA	3.500	11/01/41	3,376
5,619,529	FNMA	4.000	12/01/41	5,990
10,000,000	FNMA	4.000	01/25/42	10,687
24,984,650	FNMA	3.000	10/01/42	24,711
268,407	FNMA	3.000	10/01/42	265
273,937	FNMA	3.000	10/01/42	271
709,544	FNMA	3.000	11/01/42	702
47,451	FNMA	3.000	12/01/42	47
393,295	FNMA	3.000	12/01/42	389
28,107,718	FNMA	3.000	01/01/43	27,800
12,955,273	FNMA	3.000	01/01/43	12,813
26,052,856	FNMA	3.000	01/01/43	25,622
4,698,009	FNMA	3.500	01/01/43	4,844
179,875	FNMA	3.000	02/01/43	178
740,670	FNMA	3.000	02/01/43	733
35,544,439	FNMA	3.000	02/01/43	35,155
16,454,597	FNMA	3.000	02/01/43	16,274
6,892,508	FNMA	3.500	02/01/43	7,125
188,257	FNMA	3.000	03/01/43	186
320,833	FNMA	3.000	03/01/43	317
907,102	FNMA	3.000	03/01/43	897
171,349	FNMA	3.000	03/01/43	169
66,267	FNMA	3.000	04/01/43	66
275,743	FNMA	3.000	04/01/43	273
426,273	FNMA	3.000	04/01/43	422
393,808	FNMA	3.000	04/01/43	390
186,693	FNMA	3.000	04/01/43	185
18,588	FNMA	3.000	04/01/43	18
245,399	FNMA	3.000	04/01/43	243
199,261	FNMA	3.000	04/01/43	197
89,627	FNMA	3.000	04/01/43	89
11,102,468	FNMA	3.000	05/01/43	11,008
1,063,359	FNMA	3.500	05/01/43	1,099
1,796,777	FNMA	3.500	05/01/43	1,857
2,417,496	FNMA	3.500	06/01/43	2,499
2,239,245	FNMA	3.500	06/01/43	2,315
877,559	FNMA	3.500	06/01/43	907
1,074,588	FNMA	3.500	06/01/43	1,111
1,786,230	FNMA	3.500	06/01/43	1,846
4,723,016	FNMA	3.500	06/01/43	4,882
3,040,766	FNMA	3.500	07/01/43	3,143
6,419,786	FNMA	3.500	07/01/43	6,636
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$46,397,112		FNMA	4.000%	09/01/43	$49,422
36,000,000	h	FNMA	3.000	07/25/44	35,564
102,000,000	h	FNMA	3.500	07/25/44	104,996
80,000,000	h	FNMA	4.000	07/25/44	84,900
242,000,000	h	FNMA	4.500	07/25/44	262,078
43,000,000	h	FNMA	6.000	07/25/44	48,435
111,000,000	h	FNMA	3.500	08/25/44	113,914
133,000,000	h	FNMA	5.000	08/25/44	147,298
29,000,000	h	FNMA	5.500	08/25/44	32,408
49,000,000	h	FNMA	3.500	09/25/44	50,133
137,000,000	h	FNMA	4.000	09/25/44	144,508
64,000,000	h	FNMA	5.000	09/25/44	70,700
4,690		Government National Mortgage Association (GNMA)	9.000	06/15/16	5
2,052		GNMA	9.000	09/15/16	2
2,559		GNMA	9.000	09/15/16	3
6,073		GNMA	9.000	11/15/16	6
4,278		GNMA	9.000	12/15/16	4
1,842		GNMA	9.000	12/15/16	2
26,802		GNMA	9.500	12/15/16	28
14,997		GNMA	8.000	06/15/24	17
30,739		GNMA	8.500	11/20/30	36
50,292		GNMA	8.500	12/20/30	59
1,154,330		GNMA	5.500	07/15/33	1,299
660,251		GNMA	5.500	11/20/33	744
2,356,599		GNMA	5.500	03/20/35	2,643
1,201,423		GNMA	5.500	12/20/35	1,343
710,043		GNMA	6.000	10/20/36	807
756,288		GNMA	6.000	01/20/37	860
2,111,402		GNMA	6.000	02/20/37	2,400
1,710,212		GNMA	5.000	04/15/38	1,880
1,718,625		GNMA	5.500	07/15/38	1,919
2,638,941		GNMA	5.500	07/20/38	2,948
903,427		GNMA	6.000	08/20/38	1,028
1,511,730		GNMA	6.500	11/20/38	1,708
1,726,946		GNMA	2.176	05/16/39	1,741
3,283,268		GNMA	5.000	06/15/39	3,629
4,253,145		GNMA	5.000	06/15/39	4,722
2,235,770		GNMA	5.000	07/20/39	2,484
11,152,304		GNMA	4.500	09/20/39	12,298
1,087,203		GNMA	4.000	11/20/39	1,145
12,748,977		GNMA	5.000	09/20/43	14,034
12,370,639		GNMA	5.000	02/20/44	13,631
10,814,076		GNMA	5.000	03/20/44	11,985
13,000,000		GNMA	4.500	06/20/44	14,220
54,000,000	h	GNMA	3.000	07/15/44	54,405
163,000,000	h	GNMA	3.500	07/15/44	169,507
81,000,000	h	GNMA	4.000	07/15/44	86,518
73,000,000	h	GNMA	4.500	07/15/44	79,493
49,000,000	h	GNMA	3.500	07/20/44	51,040
50,000,000	h	GNMA	4.000	07/20/44	53,508
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,000,000	h	GNMA	3.000%	08/15/44	$14,066
18,000,000	h	GNMA	3.500	08/20/44	18,699
27,000,000	h	GNMA	4.500	08/20/44	29,406
		TOTAL MORTGAGE BACKED			3,114,165

MUNICIPAL BONDS - 4.1%
9,685,000		Arizona School Facilities Board	0.945	09/01/16	9,659
3,740,000		Arizona School Facilities Board	0.945	09/01/16	3,731
1,985,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,030
15,000,000		City of New York NY	2.450	04/01/19	15,332
10,000,000		City of New York NY	2.650	04/01/20	10,233
12,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	12,105
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,509
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,733
2,000,000		Permanent University Fund	1.439	07/01/17	2,007
2,625,000		Permanent University Fund	1.730	07/01/18	2,621
4,720,000		Permanent University Fund	1.880	07/01/19	4,660
2,320,000		Permanent University Fund	2.258	07/01/20	2,295
2,160,000		Permanent University Fund	2.408	07/01/21	2,131
2,750,000		Permanent University Fund	2.508	07/01/22	2,700
2,855,000		Permanent University Fund	2.608	07/01/23	2,787
3,250,000		Permanent University Fund	2.708	07/01/24	3,149
2,335,000		Permanent University Fund	2.808	07/01/25	2,276
3,775,000		Permanent University Fund	2.908	07/01/26	3,666
4,000,000		Permanent University Fund	3.008	07/01/27	3,873
18,535,000		Permanent University Fund	3.575	07/01/32	17,050
12,300,000		State of California	0.850	02/01/15	12,328
9,000,000		State of California	5.450	04/01/15	9,338
15,625,000		State of California	1.050	02/01/16	15,738
11,370,000		State of California	5.950	04/01/16	12,411
2,915,000		State of Georgia	1.750	07/01/19	2,905
3,060,000		State of Georgia	2.000	07/01/20	3,037
3,215,000		State of Georgia	2.150	07/01/21	3,156
3,905,000		State of Georgia	2.750	07/01/25	3,771
4,100,000		State of Georgia	2.850	07/01/26	3,954
4,305,000		State of Georgia	2.950	07/01/27	4,129
4,520,000		State of Georgia	3.050	07/01/28	4,316
3,245,000		State of Georgia	3.150	07/01/29	3,095
4,385,000		State of Illinois	4.511	03/01/15	4,501
12,500,000		State of Illinois	2.000	06/15/15	12,680
12,500,000		State of Illinois	0.750	06/15/16	12,482
19,760,000		State of Illinois	4.833	02/01/17	21,216
12,500,000		State of Illinois	1.750	06/15/17	12,720
8,000,000		State of Illinois	4.350	06/01/18	8,464
7,500,000		State of Illinois	2.000	06/15/18	7,597
7,500,000		State of Illinois	2.000	06/15/19	7,479
7,160,000		State of Illinois	5.463	02/01/20	7,911
12,500,000		State of Illinois	1.930	06/15/20	12,152
12,500,000		State of Illinois	2.250	06/15/21	12,132
10,000,000		State of Illinois	4.310	04/01/23	10,050
11,535,000		State of Illinois	4.610	04/01/25	11,605
9,350,000		State of Illinois	4.760	04/01/26	9,479
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$12,500,000	State of Illinois	3.150%	06/15/26	$11,980
13,880,000	State of Illinois	4.910	04/01/27	13,911
12,500,000	State of Illinois	3.250	06/15/27	11,913
8,115,000	State of Illinois	5.010	04/01/28	8,054
20,870,000	State of Michigan	3.500	05/15/30	19,655
21,640,000	State of Michigan	3.600	05/15/31	20,284
22,455,000	State of Michigan	3.700	05/15/32	21,085
13,515,000	University of California	1.296	05/15/18	13,365
60,000,000	University of California	1.796	07/01/19	59,379
11,735,000	University of California	1.995	05/15/20	11,489
4,500,000	University of California	2.300	05/15/21	4,427
6,000,000	University of California	2.570	05/15/22	5,892
	TOTAL MUNICIPAL BONDS			544,627

U.S. TREASURY SECURITIES - 13.4%
22,000,000	United States Treasury Bond	6.375	08/15/27	30,776
49,175,000	United States Treasury Bond	5.250	02/15/29	63,036
45,661,000	United States Treasury Bond	5.375	02/15/31	59,951
48,602,000	United States Treasury Bond	4.500	02/15/36	59,029
19,135,000	United States Treasury Bond	4.375	05/15/41	23,004
16,434,000	United States Treasury Bond	3.750	08/15/41	17,851
56,375,000	United States Treasury Bond	3.625	08/15/43	59,546
38,545,000	United States Treasury Bond	3.625	02/15/44	40,677
27,905,000	United States Treasury Note	0.250	11/30/14	27,924
50,485,000	United States Treasury Note	0.125	12/31/14	50,495
166,905,000	United States Treasury Note	0.250	01/31/15	167,068
112,305,000	United States Treasury Note	0.250	02/28/15	112,423
1,000	United States Treasury Note	0.375	06/30/15	1
12,717,000	United States Treasury Note	1.875	06/30/15	12,936
15,952,000	United States Treasury Note	1.750	07/31/15	16,228
53,410,000	United States Treasury Note	0.250	08/15/15	53,460
44,505,000	United States Treasury Note	0.250	09/15/15	44,550
3,000,000	United States Treasury Note	0.250	09/30/15	3,003
22,788,000	United States Treasury Note	0.250	10/15/15	22,810
18,485,000	United States Treasury Note	1.250	10/31/15	18,745
17,747,000	United States Treasury Note	0.375	11/15/15	17,787
5,900,000	United States Treasury Note	0.250	12/31/15	5,901
3,300,000	United States Treasury Note	0.375	03/15/16	3,302
9,800,000	United States Treasury Note	2.375	03/31/16	10,147
144,410,000	United States Treasury Note	0.375	04/30/16	144,365
55,500,000	United States Treasury Note	0.375	05/31/16	55,450
10,000,000	United States Treasury Note	3.125	10/31/16	10,588
33,675,000	United States Treasury Note	0.750	01/15/17	33,730
73,000,000	United States Treasury Note	0.625	02/15/17	72,818
20,950,000	United States Treasury Note	0.875	06/15/17	20,958
17,100,000	United States Treasury Note	2.250	07/31/18	17,725
40,466,900	United States Treasury Note	1.375	09/30/18	40,416
10,365,000	United States Treasury Note	1.750	10/31/18	10,512
5,625,000	United States Treasury Note	1.375	02/28/19	5,584
5,550,000	United States Treasury Note	1.000	06/30/19	5,379
24,090,000	United States Treasury Note	1.625	06/30/19	24,090
3,870,000	United States Treasury Note	1.250	10/31/19	3,780
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$319,500		United States Treasury Note	2.625%	11/15/20	$332
825,000		United States Treasury Note	2.125	01/31/21	829
27,720,000		United States Treasury Note	2.000	02/28/21	27,607
10,000,000		United States Treasury Note	2.250	03/31/21	10,108
20,240,000		United States Treasury Note	2.250	04/30/21	20,439
16,465,000		United States Treasury Note	2.000	05/31/21	16,342
189,872,000		United States Treasury Note	8.000	11/15/21	265,925
81,689,000		United States Treasury Note	2.750	02/15/24	83,546
5,200,000		United States Treasury Note	2.500	05/15/24	5,193
		TOTAL U.S. TREASURY SECURITIES			1,796,366

		TOTAL GOVERNMENT BONDS			6,644,674
		(Cost $6,533,580)

STRUCTURED ASSETS - 14.5%

ASSET BACKED - 11.1%
13,000,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	12,989
		Series - 2012 1 (Class A2)
2,500,000	g	AESOP Funding II	3.270	02/20/18	2,617
		Series - 2011 5A (Class A)
30,166,427		Ally Auto Receivables Trust	0.540	07/15/16	30,190
		Series - 2013 2 (Class A2A)
33,000,000		Ally Auto Receivables Trust	0.480	02/15/17	33,000
		Series - 2014 1 (Class A2)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,063
		Series - 2012 2 (Class B)
10,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	10,169
		Series - 2012 2 (Class C)
10,000,000	g	Ally Master Owner Trust	4.250	04/15/17	10,231
		Series - 2010 2 (Class A)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	24,075
		Series - 2013 1 (Class A2)
39,753,000		Ally Master Owner Trust	1.720	07/15/19	40,080
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,713
		Series - 2012 5 (Class A)
7,223,000		AmeriCredit Automobile Receivables Trust	3.190	10/12/16	7,291
		Series - 2011 2 (Class C)
18,245,000		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	18,391
		Series - 2012 3 (Class B)
10,350,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	10,636
		Series - 2011 5 (Class C)
19,000,000		AmeriCredit Automobile Receivables Trust	0.540	10/10/17	19,001
		Series - 2014 2 (Class A2A)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,476
		Series - 2012 5 (Class C)
5,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	5,522
		Series - 2013 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,591,667	g	Avis Budget Rental Car Funding AESOP LLC	2.370	11/20/14	5,614
		Series - 2011 2A (Class A)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740%	05/20/16	$4,147
		Series - 2010 3A (Class B)
700,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	714
		Series - 2012 1A (Class B)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,094
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,872
		Series - 2011 3A (Class B)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,916
		Series - 2011 5A (Class B)
8,325,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	8,642
		Series - 2012 2A (Class A)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,146
		Series - 2012 2A (Class B)
31,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	32,546
		Series - 2013 2A (Class A)
2,497,570	i	Bear Stearns Asset Backed Securities Trust	0.892	11/25/39	2,461
		Series - 2005 SD3 (Class 2A1)
7,450,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	7,601
		Series - 2010 2A (Class A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,910
		Series - 2013 1 (Class B)
10,545,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	10,564
		Series - 2013 1 (Class C)
27,596,552		CarMax Auto Owner Trust	0.520	11/15/16	27,618
		Series - 2013 4 (Class A2)
21,000,000		CarMax Auto Owner Trust	0.800	07/16/18	20,992
		Series - 2013 4 (Class A3)
3,752,154	i,m	CCR, Inc	0.599	07/10/17	3,671
		Series - 2010 CX (Class C)
1,027,389	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	785
		Series - 2004 2 (Class 1M2)
1,578,273	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,574
		Series - 2002 1 (Class AF6)
40,000,000		Citibank Credit Card Issuance Trust	0.730	02/07/18	40,099
		Series - 2013 A10 (Class A10)
269,578	i	Countrywide Asset-Backed Certificates	0.972	05/25/36	268
		Series - 2004 AB2 (Class A3)
665,314	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	668
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	6,310
		Series - 2011 LC1A (Class C)
22,405,000		Discover Card Execution Note Trust	0.810	08/15/17	22,470
		Series - 2012 A1 (Class A1)
136,912,794	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	147,130
		Series - 2012 1A (Class A2)
7,642,683	g	Enterprise Fleet Financing LLC	0.680	09/20/18	7,643
		Series - 2013 1 (Class A2)
20,000,000		Fifth Third Auto Trust	0.450	04/17/17	19,997
		Series - 2014 2 (Class A2A)
595,552	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	594
		Series - 2007 1A (Class AF3)
11,782,000		Ford Credit Auto Owner Trust	1.150	06/15/17	11,873
		Series - 2012 A (Class A4)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,725,000		Ford Credit Auto Owner Trust	3.210%	07/15/17	$2,792
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,257
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,860
		Series - 2013 B (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	6,004
		Series - 2013 A (Class C)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,752
		Series - 2012 C (Class D)
12,861,000		Ford Credit Floorplan Master	0.850	01/15/18	12,904
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,428
		Series - 2013 5 (Class B)
13,000,000	g	GE Capital Credit Card Master Note Trust	7.820	11/15/17	13,348
		Series - 2009 4 (Class C)
7,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	7,228
		Series - 2010 1 (Class C)
1,060,000		GE Capital Credit Card Master Note Trust	0.950	06/15/18	1,064
		Series - 2012 5 (Class A)
3,980,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	4,011
		Series - 2011 1A (Class A1)
49,305,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	50,491
		Series - 2009 2A (Class A2)
42,570,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	43,529
		Series - 0 2A (Class B2)
14,315,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	14,925
		Series - 2010 1A (Class A2)
31,520,000	g	Hertz Vehicle Financing LLC	5.700	02/25/17	33,501
		Series - 2010 1A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,024
		Series - 2013 1A (Class B1)
8,500,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	8,467
		Series - 2013 1A (Class B2)
100,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	100,080
		Series - 2014 T1 (Class AT1)
19,000,000		Honta Auto Receivables Owner Trust	0.770	03/19/18	18,992
		Series - 2014 2 (Class A3)
14,500,000	g	Hyundai Auto Lease Securitization Trust	0.610	02/15/17	14,510
		Series - 2014 B (Class A2)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,972
		Series - 2013 A (Class B)
2,972,508	i	Irwin Home Equity Corp	0.912	02/25/34	2,877
		Series - 2005 A (Class A3)
17,823,106	g	JG Wentworth XXII LLC	3.820	12/15/48	18,820
		Series - 2010 3A (Class A)
4,055,265	i	Lehman XS Trust	0.402	02/25/36	3,678
		Series - 2006 1 (Class 1A1)
14,835,648		Lehman XS Trust	6.500	06/25/46	11,654
		Series - 2006 13 (Class 2A1)
5,080,508		Louisiana Public Facilities Authority	5.750	02/01/19	5,379
		Series - 2008 ELL (Class A2)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$70,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274%	03/15/45	$70,077
		Series - 2014 T1 (Class A1)
15,000,000		Nissan Auto Lease Trust	0.480	09/15/16	14,999
		Series - 2014 A (Class A2A)
45,500,000		Nissan Auto Lease Trust	0.740	10/15/18	45,625
		Series - 2013 A (Class A4)
1,476,010	i	Park Place Securities, Inc	1.097	09/25/34	1,481
		Series - 2004 WHQ1 (Class M1)
28,045	i	Renaissance Home Equity Loan Trust	1.030	08/25/33	26
		Series - 2003 2 (Class A)
182,896	i	Residential Asset Securities Corp	6.489	10/25/30	183
		Series - 2001 KS2 (Class AI6)
1,035,416	i	Residential Asset Securities Corp	0.797	04/25/35	1,035
		Series - 2005 KS3 (Class M3)
3,621,276		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	3,665
		Series - 2006 HI5 (Class A3)
1,805,830	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	1,865
		Series - 2005 HI1 (Class A5)
565,222		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	566
		Series - 2006 HI3 (Class A3)
1,974,311	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,000
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	371
		Series - 2006 HI1 (Class M2)
8,300,000		Santander Drive Auto Receivables Trust	1.830	03/15/17	8,357
		Series - 2012 4 (Class B)
32,000,000		Santander Drive Auto Receivables Trust	0.660	06/15/17	32,037
		Series - 2014 1 (Class A2A)
18,990,000		Santander Drive Auto Receivables Trust	2.700	08/15/18	19,521
		Series - 2012 5 (Class C)
4,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	4,036
		Series - 2013 1 (Class C)
15,000,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	15,209
		Series - 2013 A (Class B)
1,540,455	i	Securitized Asset Backed Receivables LLC	0.452	10/25/35	1,511
		Series - 2006 OP1 (Class A2C)
577,104	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	580
		Series - 2013 1A (Class A)
15,308,791	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	15,405
		Series - 2013 3A (Class B)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	44,188
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,580
		Series - 2012 A (Class A2)
2,136,944	i	Soundview Home Equity Loan Trust	0.452	11/25/35	2,114
		Series - 2005 OPT3 (Class A4)
243,225	i	Structured Asset Investment Loan Trust	0.752	05/25/35	243
		Series - 2005 4 (Class M1)
7,920,959	g,i	Structured Asset Securities Corp	0.372	10/25/36	7,679
		Series - 2006 GEL4 (Class A2)
40,000,000		Toyota Auto Receivables Owner Trust	0.400	12/15/16	40,001
		Series - 2014 B (Class A2)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,500,000	g	Volvo Financial Equipment LLC	0.540%	11/15/16	$13,502
		Series - 2014 1A (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	10,019
		Series - 2013 1A (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,621
		Series - 2010 VNO (Class C)
836,811	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	844
		Series - 2006 N1 (Class N1)
1,585,467	g,i	Wachovia Loan Trust	0.512	05/25/35	1,500
		Series - 2005 SD1 (Class A)
1,071,858	i	Wells Fargo Home Equity Trust	0.292	07/25/36	1,063
		Series - 2006 2 (Class A3)
9,007,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	9,337
		Series - 2010 A (Class M)
18,900,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	18,940
		Series - 2013 B (Class A)
		TOTAL ASSET BACKED			1,487,090

OTHER MORTGAGE BACKED - 3.4%
12,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	13,158
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	15,424
		Series - 2007 1 (Class AMFX)
12,765,000	i	Bear Stearns Commercial Mortgage Securities	6.146	09/11/42	13,987
		Series - 2007 T28 (Class AJ)
2,010,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	2,118
		Series - 2007 PW15 (Class AM)
31,485,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	34,709
		Series - 2007 C3 (Class AM)
9,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	9,767
		Series - 2007 C3 (Class AJ)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,508
		Series - 2007 C2 (Class AMFX)
2,885,270		Countrywide Alternative Loan Trust	5.500	08/25/16	2,975
		Series - 2004 30CB (Class 1A15)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,060
		Series - 2005 C5 (Class B)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,017
		Series - 2005 C5 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,864
		Series - 2006 OMA (Class D)
10,735,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	11,547
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,706
		Series - 2009 RR1 (Class A3C)
14,500,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	15,462
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.398	12/10/43	6,607
		Series - 2010 C2 (Class B)
17,954,883	g	GS Mortgage Securities Trust	2.059	04/10/31	17,526
		Series - 2013 G1 (Class A1)
4,303,852	i	HarborView Mortgage Loan Trust	0.375	07/19/47	3,755
		Series - 2007 4 (Class 2A1)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,148,933	i	Impac CMB Trust	0.812%	03/25/35	$1,980
		Series - 2004 11 (Class 2A1)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439	07/15/46	7,197
		Series - 2011 C4 (Class C)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	8,061
		Series - 2005 LDP2 (Class C)
59,379,426		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	62,972
		Series - 2006 LDP9 (Class A1A)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,244
		Series - 2007 LD12 (Class AM)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	834
		Series - 2007 C6 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,819
		Series - 2005 C5 (Class AJ)
12,000,000	i	Merrill Lynch Mortgage Trust	5.457	11/12/37	12,202
		Series - 2005 CKI1 (Class B)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.470	02/12/51	2,460
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	2,456
		Series - 0 C1 (Class AJA)
2,265,000	g,i	Morgan Stanley Capital I	5.984	08/12/41	2,423
		Series - 2006 T23 (Class B)
3,570,000	i	Morgan Stanley Capital I	5.831	06/11/42	3,918
		Series - 2007 T27 (Class AJ)
12,300,000	i	Morgan Stanley Capital I	5.793	07/12/44	13,239
		Series - 2006 HQ9 (Class AJ)
3,550,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	3,829
		Series - 2011 C1 (Class D)
4,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	4,885
		Series - 2006 HQ10 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	4.840	12/13/41	2,035
		Series - 2005 T17 (Class AJ)
1,148,036		Residential Accredit Loans, Inc	4.350	03/25/34	1,182
		Series - 2004 QS4 (Class A1)
1,162,187		RFMSI Trust	5.500	03/25/35	1,189
		Series - 2005 S2 (Class A6)
2,415,191	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,460
		Series - 2012 1A (Class A)
2,694,115	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	2,728
		Series - 0 2A (Class A)
38,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	42,017
		Series - 2007 C30 (Class AM)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	36,476
		Series - 2007 C34 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.163	05/15/46	5,258
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,859
		Series - 2007 C31 (Class AM)
8,850,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	9,061
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,348
		Series - 2007 C32 (Class B)
4,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	5,018
		Series - 2007 C33 (Class AM)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,403,071	i	WaMu Mortgage Pass-Through Certificates	0.502%	12/25/45	$6,849
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,308
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			453,497

		TOTAL STRUCTURED ASSETS			1,940,587
		(Cost $1,928,388)

		TOTAL BONDS			13,005,915
		(Cost $12,724,050)

SHARES		COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
470,597	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	5,134
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	15,805
		TOTAL BANKS			20,939
		TOTAL PREFERRED STOCKS			20,939
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 17.2%
CERTIFICATE OF DEPOSIT - 0.2%
$25,000,000		Bank of Nova Scotia	0.140	07/02/14	25,000
		TOTAL CERTIFICATE OF DEPOSIT			25,000

GOVERNMENT AGENCY DEBT - 1.3%
55,000,000	w	Federal Home Loan Bank (FHLB)	0.078-0.080	09/10/14	54,996
47,000,000	w	FHLB	0.077	11/05/14	46,990
20,000,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.090	09/05/14	19,999
20,200,000	w	Federal National Mortgage Association (FNMA)	0.088	08/25/14	20,197
25,900,000		FNMA	0.065	09/08/14	25,898
		TOTAL GOVERNMENT AGENCY DEBT			168,080

TREASURY DEBT - 15.7%
9,800,000	w	United States Treasury Bill	0.060	07/17/14	9,800
339,200,000	w	United States Treasury Bill	0.056-0.120	07/24/14	339,179
64,300,000	w	United States Treasury Bill	0.050	08/14/14	64,296
691,950,000	w	United States Treasury Bill	0.060-0.135	08/21/14	691,840
49,000,000	w	United States Treasury Bill	0.102	10/16/14	48,994
30,000,000	w	United States Treasury Bill	0.073	11/13/14	29,994
35,000,000	w	United States Treasury Bill	0.046	11/20/14	34,993
55,000,000	w	United States Treasury Bill	0.033-0.056	12/18/14	54,987
75,000,000	w	United States Treasury Bill	0.050-0.100	02/05/15	74,976
149,000,000	w	United States Treasury Bill	0.083-0.110	03/05/15	148,941
21,600,000	w	United States Treasury Bill	0.087-0.108	04/02/15	21,590
312,800,000	w	United States Treasury Bill	0.078-0.100	04/30/15	312,622
121,800,000	w	United States Treasury Bill	0.091-0.095	05/28/15	121,697
121,000,000		United States Treasury Bill	0.096-0.101	06/25/15	120,873
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$37,250,000	w	United States Treasury Note	2.125%	05/31/15	$37,925
		TOTAL TREASURY DEBT			2,112,707

		TOTAL SHORT-TERM INVESTMENTS			2,305,787
		(Cost $2,305,676)

		TOTAL INVESTMENTS - 114.6%			15,374,491
		(Cost $15,121,321)
		OTHER ASSETS & LIABILITIES, NET - (14.6)%			(1,961,952)
		NET ASSETS - 100.0%			$13,412,539

*	Non-income producing.
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2014, the aggregate value of these securities was $2,070,817,000, or 15.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
347

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2014

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.5%

U.S. TREASURY SECURITIES - 99.5%
		United States Treasury Bond
$10,000,000		3.625%, 02/15/44	$10,553
	k	United States Treasury Inflation Indexed Bonds
170,129,124		1.875%, 07/15/15	176,695
183,268,404		2.000%, 01/15/16	193,219
401,001,128		0.125%, 04/15/16	411,527
194,348,624		2.500%, 07/15/16	210,899
176,327,726		2.375%, 01/15/17	192,900
477,909,252		0.125%, 04/15/17	494,337
144,910,591		2.625%, 07/15/17	162,221
167,518,575		1.625%, 01/15/18	182,713
256,365,000		0.125%, 04/15/18	264,817
149,061,012		1.375%, 07/15/18	162,872
146,290,600		2.125%, 01/15/19	164,760
141,629,600		0.125%, 04/15/19	145,834
145,434,890		1.875%, 07/15/19	163,705
223,951,617		1.375%, 01/15/20	245,647
289,810,812		1.250%, 07/15/20	317,592
360,783,772		1.125%, 01/15/21	390,802
342,656,892		0.625%, 07/15/21	360,941
341,405,374		0.125%, 01/15/22	343,673
398,919,600		0.125%, 07/15/22	401,631
270,090,480		0.125%, 01/15/23	269,162
51,948,600		0.375%, 07/15/23	52,955
77,463,900		0.625%, 01/15/24	80,272
248,695,066		2.375%, 01/15/25	301,290
212,977,114		2.000%, 01/15/26	250,930
160,096,290		2.375%, 01/15/27	196,456
197,899,350		1.750%, 01/15/28	227,832
139,268,640		3.625%, 04/15/28	195,585
179,854,632		2.500%, 01/15/29	226,926
168,836,755		3.875%, 04/15/29	246,818
55,101,492		3.375%, 04/15/32	79,566
86,257,815		2.125%, 02/15/40	109,743
103,265,730		2.125%, 02/15/41	132,422
225,861,298		0.750%, 02/15/42	212,610
117,537,420		0.625%, 02/15/43	106,702
48,822,600		1.375%, 02/15/44	53,697
		TOTAL U.S. TREASURY SECURITIES	7,740,304

		TOTAL GOVERNMENT BONDS (Cost $7,196,871)	7,740,304

		TOTAL INVESTMENTS - 99.5%	7,740,304
		(Cost $7,196,871)
348

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)
	OTHER ASSETS AND LIABILITIES, NET - 0.5%	$40,604
	NET ASSETS - 100.0%	$7,780,908

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.2%

CONSUMER DURABLES & APPAREL - 0.0%
$1,100,000	i	Libbey Glass, Inc	3.750%	04/09/21	$1,099
		TOTAL CONSUMER DURABLES & APPAREL			1,099

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
8,050,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	8,083
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,083

MEDIA - 0.1%
9,750,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	9,717
		TOTAL MEDIA			9,717

UTILITIES - 0.1%
11,404,090	i	ExGen Renewables I LLC	5.250	02/06/21	11,561
		TOTAL UTILITIES			11,561

		TOTAL BANK LOAN OBLIGATIONS			30,460
		(Cost $30,188)

BONDS - 38.4%

CORPORATE BONDS - 13.6%

AUTOMOBILES & COMPONENTS - 0.2%
10,000,000		Ford Motor Co	4.750	01/15/43	10,110
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,663
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,618
6,675,000		Magna International, Inc	3.625	06/15/24	6,729
		TOTAL AUTOMOBILES & COMPONENTS			25,120

BANKS - 3.5%
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,086
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.677	02/26/16	9,773
19,500,000		BB&T Corp	2.150	03/22/17	19,958
7,375,000		BB&T Corp	1.600	08/15/17	7,442
11,500,000	i	BOKF NA	0.914	05/15/17	11,448
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,244
9,250,000		Capital One Bank USA NA	1.500	03/22/18	9,164
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,959
9,250,000	i	Capital One NA	0.680	03/22/16	9,271
10,000,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.711	03/18/16	10,057
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	7,023
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,142
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/01/23	$7,399
19,250,000		Discover Bank	2.000	02/21/18	19,365
11,000,000		Discover Bank	4.200	08/08/23	11,607
13,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	15,322
16,175,000		HSBC Holdings plc	4.250	03/14/24	16,646
6,350,000		HSBC Holdings plc	5.250	03/14/44	6,800
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,772
10,000,000	e	Huntington Bancshares, Inc	2.600	08/02/18	10,170
7,325,000		Huntington National Bank	1.350	08/02/16	7,376
14,000,000		Huntington National Bank	1.375	04/24/17	14,037
19,000,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	19,287
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,636
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,535
18,000,000		Manufacturers & Traders Trust Co	1.450	03/07/18	17,866
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,841
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,319
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,479
9,900,000		People’s United Financial, Inc	3.650	12/06/22	9,924
9,725,000		PNC Bank NA	2.200	01/28/19	9,821
4,150,000		PNC Bank NA	2.700	11/01/22	4,000
8,245,000		PNC Bank NA	2.950	01/30/23	8,069
5,000,000		PNC Funding Corp	3.625	02/08/15	5,096
12,000,000		Regions Financial Corp	2.000	05/15/18	11,958
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,080
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,470
9,750,000		Royal Bank of Canada	1.500	01/16/18	9,783
10,000,000		Royal Bank of Canada	2.200	07/27/18	10,212
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,739
14,500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,396
4,610,000	i	State Street Bank and Trust Co	0.431	12/08/15	4,607
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,632
9,250,000	g	Toronto-Dominion Bank	1.625	09/14/16	9,420
14,500,000	i	Toronto-Dominion Bank	0.775	04/30/18	14,605
5,000,000		US Bancorp	2.875	11/20/14	5,052
10,250,000		US Bancorp	2.950	07/15/22	10,094
3,750,000	i	US Bank NA	0.507	10/14/14	3,753
3,000,000		US Bank NA	4.950	10/30/14	3,046
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	5,004
		TOTAL BANKS			489,785

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,284
9,500,000		Eaton Corp	0.950	11/02/15	9,542
2,500,000		Eaton Corp	4.000	11/02/32	2,502
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,839
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,748
10,000,000	e	John Deere Capital Corp	1.950	03/04/19	10,004
3,150,000		Masco Corp	7.125	03/15/20	3,707
5,155,000		Pall Corp	5.000	06/15/20	5,657
15,000,000		Pentair Finance S.A.	1.350	12/01/15	15,116
6,980,000		Pentair Finance S.A.	2.650	12/01/19	6,994
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,771
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,859
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,300,000		Rockwell Collins, Inc	3.100%	11/15/21	$3,318
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,350
5,000,000		Timken Co	6.000	09/15/14	5,051
		TOTAL CAPITAL GOODS			99,742

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
9,075,000		Air Lease Corp	3.875	04/01/21	9,257
4,750,000		Waste Management, Inc	2.600	09/01/16	4,914
2,730,000		Waste Management, Inc	4.600	03/01/21	3,020
10,000,000		Waste Management, Inc	3.500	05/15/24	10,060
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,251

CONSUMER DURABLES & APPAREL - 0.1%
1,450,000		Mohawk Industries, Inc	3.850	02/01/23	1,444
10,825,000		Whirlpool Corp	5.150	03/01/43	11,517
		TOTAL CONSUMER DURABLES & APPAREL			12,961

CONSUMER SERVICES - 0.3%
4,000,000		American National Red Cross	5.567	11/15/17	4,255
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,015
1,250,000		McDonald’s Corp	5.000	02/01/19	1,419
7,550,000		Nature Conservancy	6.300	07/01/19	8,661
5,145,000		Salvation Army	5.637	09/01/26	5,614
2,275,000		Service Corp International	5.375	01/15/22	2,355
13,625,000	g	Service Corp International	5.375	05/15/24	13,931
		TOTAL CONSUMER SERVICES			41,250

DIVERSIFIED FINANCIALS - 1.9%
5,000,000	i	American Express Centurion Bank	0.674	11/13/15	5,022
9,000,000		American Express Credit Corp	2.125	07/27/18	9,145
24,000,000		Bank of America Corp	1.350	11/21/16	24,071
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,075
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,774
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,127
19,750,000	i	Bank of New York Mellon Corp	0.456	10/23/15	19,787
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,568
15,000,000		Bank of New York Mellon Corp	1.300	01/25/18	14,855
14,250,000	i	Bank of New York Mellon Corp	0.670	03/06/18	14,298
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,082
2,850,000		BlackRock, Inc	1.375	06/01/15	2,879
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,134
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,988
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,109
12,425,000		Capital One Financial Corp	1.000	11/06/15	12,459
9,000,000		CIT Group, Inc	3.875	02/19/19	9,140
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	10,070
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,090
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,196
11,000,000	i	Ford Motor Credit Co LLC	1.474	05/09/16	11,162
9,000,000		Ford Motor Credit Co LLC	2.375	01/16/18	9,194
7,900,000		Ford Motor Credit Co LLC	2.375	03/12/19	7,938
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,021
7,000,000		John Deere Capital Corp	0.700	09/04/15	7,023
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,200,000		Legg Mason, Inc	2.700%	07/15/19	$1,208
2,300,000	e	Legg Mason, Inc	3.950	07/15/24	2,322
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,165
4,900,000		State Street Corp	1.350	05/15/18	4,845
8,300,000		State Street Corp	3.100	05/15/23	8,151
		TOTAL DIVERSIFIED FINANCIALS			251,898

ENERGY - 0.8%
5,000,000		Apache Corp	4.750	04/15/43	5,240
4,000,000		Cimarex Energy Co	4.375	06/01/24	4,075
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,508
2,500,000		Devon Energy Corp	6.300	01/15/19	2,935
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,267
5,650,000		Hess Corp	3.500	07/15/24	5,661
3,000,000		Hess Corp	5.600	02/15/41	3,488
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,747
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,026
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,152
9,886,000		Noble Holding International Ltd	2.500	03/15/17	10,114
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	2,202
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,036
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,641
6,975,000		Statoil ASA	1.200	01/17/18	6,925
9,000,000	i	Statoil ASA	0.514	05/15/18	9,004
9,000,000		Statoil ASA	2.900	11/08/20	9,253
9,500,000	e	Statoil ASA	2.650	01/15/24	9,130
4,000,000		Statoil ASA	3.950	05/15/43	3,859
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,454
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,565
		TOTAL ENERGY			113,282

FOOD & STAPLES RETAILING - 0.2%
7,650,000		Kroger Co	1.200	10/17/16	7,675
3,000,000		Kroger Co	2.200	01/15/17	3,078
8,000,000		Kroger Co	2.300	01/15/19	8,082
7,250,000		Safeway, Inc	3.400	12/01/16	7,629
		TOTAL FOOD & STAPLES RETAILING			26,464

FOOD, BEVERAGE & TOBACCO - 0.2%
4,678,000		Kellogg Co	4.000	12/15/20	4,948
14,000,000	i	Mondelez International, Inc	0.745	02/01/19	13,969
5,000,000		PepsiCo, Inc	1.250	08/13/17	5,016
428,000		PepsiCo, Inc	7.900	11/01/18	533
		TOTAL FOOD, BEVERAGE & TOBACCO			24,466

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,530
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,516
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,935
3,500,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	3,666
3,500,000		Medtronic, Inc	4.750	09/15/15	3,682
2,500,000		Medtronic, Inc	6.500	03/15/39	3,241
5,000,000		Providence Health & Services	5.050	10/01/14	5,051
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000		Thermo Fisher Scientific, Inc	1.300%	02/01/17	$5,008
5,200,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	5,438
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			43,067

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	3,928
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,368
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,296

INSURANCE - 0.3%
5,000,000		Berkshire Hathaway Finance Corp	0.950	08/15/16	5,027
4,750,000	i	Berkshire Hathaway, Inc	0.924	08/15/14	4,754
3,100,000		Progressive Corp	3.750	08/23/21	3,304
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	20,349
6,555,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	6,274
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,612
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,347
		TOTAL INSURANCE			45,667

MATERIALS - 0.7%
4,405,000		Agrium, Inc	3.150	10/01/22	4,318
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,684
1,000,000	e	Ball Corp	6.750	09/15/20	1,066
2,275,000		Ball Corp	5.000	03/15/22	2,332
8,930,000		Ball Corp	4.000	11/15/23	8,506
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,786
5,750,000		Domtar Corp	4.400	04/01/22	5,920
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,609
2,000,000		International Paper Co	5.300	04/01/15	2,071
5,000,000		International Paper Co	6.000	11/15/41	5,892
4,000,000		International Paper Co	4.800	06/15/44	4,032
5,000,000		MeadWestvaco Corp	7.375	09/01/19	6,051
14,500,000	e	Nucor Corp	4.000	08/01/23	15,023
4,750,000		Praxair, Inc	1.050	11/07/17	4,717
4,000,000		Praxair, Inc	2.450	02/15/22	3,876
13,815,000		Rock Tenn Co	3.500	03/01/20	14,216
8,000,000		Sherwin-Williams Co	1.350	12/15/17	8,010
		TOTAL MATERIALS			97,109

MEDIA - 0.1%
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,561
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	9,155
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,354
		TOTAL MEDIA			18,070

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
9,500,000	i	AbbVie, Inc	0.983	11/06/15	9,579
11,425,000		AbbVie, Inc	1.750	11/06/17	11,487
12,733,000		Bristol-Myers Squibb Co	3.250	08/01/42	10,547
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,471
4,600,000		Johnson & Johnson	2.150	05/15/16	4,738
14,500,000		Johnson & Johnson	0.700	11/28/16	14,529
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,300,000		Johnson & Johnson	4.375%	12/05/33	$16,458
10,065,000		Johnson & Johnson	4.500	09/01/40	10,851
8,080,000		Life Technologies Corp	3.500	01/15/16	8,394
6,000,000		Mead Johnson Nutrition Co	4.600	06/01/44	6,048
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,137
9,000,000	i	Merck & Co, Inc	0.586	05/18/18	9,031
9,545,000		Merck & Co, Inc	3.600	09/15/42	8,553
5,750,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	6,196
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	5,047
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	489
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			129,555

REAL ESTATE - 0.6%
8,325,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	8,577
8,907,000		Equity One, Inc	3.750	11/15/22	8,827
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,640
10,100,000	e	Federal Realty Investment Trust	2.750	06/01/23	9,669
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,845
3,400,000		Kilroy Realty LP	5.000	11/03/15	3,588
10,050,000		Kilroy Realty LP	3.800	01/15/23	10,138
3,900,000		Mid-America Apartments LP	4.300	10/15/23	4,083
9,150,000		Mid-America Apartments LP	3.750	06/15/24	9,115
13,750,000		Regency Centers LP	3.750	06/15/24	13,798
10,432,000		Ventas Realty LP	3.125	11/30/15	10,768
2,400,000		Ventas Realty LP	3.250	08/15/22	2,373
		TOTAL REAL ESTATE			86,421

RETAILING - 0.0%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,140
		TOTAL RETAILING			5,140

SOFTWARE & SERVICES - 0.1%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,078
9,750,000		International Business Machines Corp	0.550	02/06/15	9,770
		TOTAL SOFTWARE & SERVICES			14,848

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,437
19,000,000	i	Hewlett-Packard Co	1.167	01/14/19	19,151
4,000,000		Xerox Corp	2.950	03/15/17	4,176
9,000,000		Xerox Corp	2.750	03/15/19	9,167
15,500,000		Xerox Corp	2.800	05/15/20	15,475
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			51,406

TELECOMMUNICATION SERVICES - 0.3%
3,400,000		CenturyLink, Inc	6.750	12/01/23	3,714
12,825,000	g	Sprint Corp	7.250	09/15/21	14,140
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,522
19,000,000		Verizon Communications, Inc	1.350	06/09/17	18,994
9,750,000		Vodafone Group plc	1.500	02/19/18	9,685
		TOTAL TELECOMMUNICATION SERVICES			50,055
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TRANSPORTATION - 0.4%
$4,600,000		Burlington Northern Santa Fe LLC	5.050%	03/01/41	$4,983
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,256
6,500,000		CSX Corp	4.100	03/15/44	6,127
2,545,000		GATX Corp	2.500	07/30/19	2,561
7,250,000		GATX Corp	5.200	03/15/44	7,726
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,686
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,127
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,774
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,712
475,000		Norfolk Southern Corp	5.590	05/17/25	540
6,900,000		Ryder System, Inc	2.550	06/01/19	6,985
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,987
3,650,000		United Parcel Service, Inc	1.125	10/01/17	3,648
		TOTAL TRANSPORTATION			64,112

UTILITIES - 1.4%
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,878
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,558
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,370
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,391
1,785,523	g	Great River Energy	5.829	07/01/17	1,942
3,375,000	g	International Transmission Co	4.625	08/15/43	3,638
7,250,000		ITC Holdings Corp	5.300	07/01/43	7,984
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,084
9,500,000		Nevada Power Co	5.875	01/15/15	9,780
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,639
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,385
14,150,000		NiSource Finance Corp	4.800	02/15/44	14,306
6,000,000		Northeast Utilities	1.450	05/01/18	5,892
9,750,000		Northern States Power Co	2.600	05/15/23	9,407
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,760
14,000,000	i	NSTAR Electric Co	0.466	05/17/16	13,982
15,000,000	e	PacifiCorp	3.600	04/01/24	15,554
630,000		Public Service Co of Colorado	4.750	08/15/41	693
5,000,000		Public Service Co of New Hampshire	3.500	11/01/23	5,154
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,622
620,000		San Diego Gas & Electric Co	6.000	06/01/39	796
10,000,000		Sempra Energy	2.300	04/01/17	10,265
8,300,000		Sempra Energy	3.550	06/15/24	8,358
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,070
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,193
17,250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	17,610
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	15,850
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,501
		TOTAL UTILITIES			204,662

		TOTAL CORPORATE BONDS			1,930,627
		(Cost $1,882,995)
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 22.9%

AGENCY SECURITIES - 4.2%
$6,660,503		Cal Dive I- Title XI, Inc	4.930%	02/01/27	$7,237
6,760,005		COP I LLC	3.613	12/05/21	7,267
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,205
17,166,667		FHLB	2.350	08/08/22	16,449
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	4,990
10,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	10,097
6,400,000		FNMA	1.125	04/27/17	6,432
9,063,785		Gate Capital Cayman One Ltd	1.839	03/27/21	9,079
6,516,071		Gate Capital Cayman Two	3.550	06/11/21	6,909
1,096,000	j	Government Trust Certificate	0.000	04/01/19	994
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,073
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	33,422
9,750,000	i	India Government AID Bond	0.325	02/01/27	9,305
8,250,000		Lutheran Medical Center	1.982	02/20/30	7,773
13,550,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	13,548
4,400,000	g	Montefiore Medical Center	3.896	05/20/27	4,647
459,349		National Credit Union Administration	1.840	10/07/20	464
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,838
3,850,000	j	OPIC	0.000	07/12/14	4,132
2,750,000	j	OPIC	0.000	04/30/15	2,787
14,500,000	j	OPIC	0.000	11/17/16	15,131
12,750,000	j	OPIC	0.000	11/17/16	13,490
13,000,000	j	OPIC	0.000	11/17/17	13,153
3,000,000	j	OPIC	0.000	04/30/18	3,104
10,350,070		OPIC	1.030	04/15/19	10,270
1,964,286		OPIC	1.300	06/15/19	1,944
4,250,000	j	OPIC	0.000	11/13/19	4,277
3,131,148		OPIC	5.142	12/15/23	3,499
5,508,102		OPIC	2.290	09/15/26	5,439
3,034,373		OPIC	2.040	12/15/26	2,995
8,053,179		OPIC	4.440	02/27/27	8,899
2,500,000		OPIC	2.610	04/15/30	2,335
4,655,000		OPIC	2.930	05/15/30	4,518
7,693,000		OPIC	3.040	05/15/30	7,672
9,411,778		OPIC	3.540	06/15/30	9,764
2,310,017		OPIC	2.310	11/15/30	2,125
24,134,328		OPIC	3.370	12/15/30	24,690
23,250,000		OPIC	3.820	12/20/32	24,142
15,000,000		OPIC	3.938	12/20/32	15,618
21,000,000		OPIC	3.430	06/01/33	21,215
5,037,325		Premier Aircraft Leasing	3.576	02/06/22	5,345
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,089
9,750,000		PEFCO	2.125	07/15/16	10,039
11,750,000		PEFCO	1.375	02/15/17	11,906
8,000,000		PEFCO	2.250	12/15/17	8,264
5,000,000		PEFCO	4.375	03/15/19	5,604
14,000,000		PEFCO	1.450	08/15/19	13,701
17,500,000		PEFCO	4.300	12/15/21	19,501
8,250,000		PEFCO	2.050	11/15/22	7,816
3,456,125		Tayarra Ltd	3.628	02/15/22	3,674
3,362,020		Tricahue Leasing LLC	3.503	11/19/21	3,559
31,044,000	e	Tunisia Government AID Bonds	1.686	07/16/19	30,678
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,166,667		Ulani MSN 35940 LLC	2.227%	05/16/25	$9,065
8,650,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,882
9,000,000		US Department of Housing and Urban Development (HUD)	5.190	08/01/14	9,038
1,900,000		HUD	2.200	08/01/15	1,941
5,250,000		HUD	4.330	08/01/15	5,481
3,894,000		HUD	2.910	08/01/17	4,115
8,000,000		HUD	4.560	08/01/17	8,802
10,750,000		HUD	1.770	08/01/18	10,858
5,007,000		HUD	5.380	08/01/18	5,518
750,000		HUD	2.050	08/01/19	763
9,500,000		HUD	4.870	08/01/19	10,856
13,967,000		HUD	4.960	08/01/20	16,065
13,500,000		HUD	5.050	08/01/21	15,602
3,217,000		HUD	2.910	08/01/23	3,228
19,100,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	19,136
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,240
		TOTAL AGENCY SECURITIES			612,694

FOREIGN GOVERNMENT BONDS - 4.2%
24,000,000		African Development Bank	0.750	10/18/16	24,047
6,000,000	e,g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,940
24,000,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	24,882
6,300,000		Canada Government International Bond	0.875	02/14/17	6,315
8,582,076	g	Carpintero Finance Ltd	2.004	09/18/24	8,404
24,750,000		Council of Europe Development Bank	1.500	01/15/15	24,919
14,250,000	e	Council of Europe Development Bank	1.000	03/07/18	14,109
24,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,270
2,000,000		European Investment Bank	4.875	02/15/36	2,394
33,225,000		Export Development Canada	0.875	01/30/17	33,299
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,056
14,500,000		Hydro Quebec	2.000	06/30/16	14,887
10,200,000		Hydro Quebec	1.375	06/19/17	10,286
6,082,000		Hydro Quebec	8.400	01/15/22	8,055
19,000,000	i	International Bank for Reconstruction & Development	0.168	07/22/15	18,988
49,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	49,080
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,092
24,500,000		International Finance Corp	0.500	05/15/15	24,540
24,000,000		International Finance Corp	0.500	05/16/16	23,981
29,000,000	g,i	International Finance Facility for Immunisation	0.420	07/05/16	29,006
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,161
10,000,000		KFW	2.625	01/25/22	10,172
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	18,964
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,743
13,500,000		North American Development Bank	2.300	10/10/18	13,700
23,425,000		North American Development Bank	2.400	10/26/22	22,304
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,525
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,100
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,038
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,168
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,325
12,700,000		Province of Manitoba Canada	3.050	05/14/24	12,789
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,470
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,110
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,100,000		Province of Ontario Canada	2.950%	02/05/15	$8,231
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,672
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,486
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,435
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,605
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	10,702
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,112
		TOTAL FOREIGN GOVERNMENT BONDS			595,362

MORTGAGE BACKED - 8.1%
1,157,905	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	1,238
2,895,925	i	FHLMC	2.435	07/01/36	3,089
3,480,700	i	FHLMC	2.260	09/01/36	3,705
723,692	i	FHLMC	2.367	09/01/36	767
580,953	i	FHLMC	2.512	02/01/37	622
2,857,589	i	FHLMC	2.454	03/01/37	3,046
1,280,029	i	FHLMC	6.010	04/01/37	1,374
1,369,673	i	FHLMC	2.617	08/01/37	1,422
2,566,355	i	FHLMC	1.701	09/01/37	2,686
11,416,187		FHLMC	3.500	04/15/40	11,937
6,954,901		FHLMC	4.000	03/15/44	7,373
56,916		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	59
128,210		FGLMC	6.000	12/01/17	136
1,815,275		FGLMC	4.500	01/01/19	1,946
662,420		FGLMC	5.500	01/01/19	708
625,902		FGLMC	5.000	02/01/19	667
264,426		FGLMC	4.500	01/01/20	281
82,748		FGLMC	4.500	07/01/20	89
105,197		FGLMC	7.000	10/01/20	113
2,072,019		FGLMC	4.500	06/01/21	2,202
617,943		FGLMC	4.500	06/01/21	657
338,239		FGLMC	4.500	03/01/23	364
255,950		FGLMC	5.000	04/01/23	277
9,273		FGLMC	7.000	05/01/23	11
958,845		FGLMC	4.000	07/01/24	1,020
314,969		FGLMC	4.500	09/01/24	339
26,068		FGLMC	8.000	01/01/31	30
724,509		FGLMC	4.500	07/01/33	787
1,248,625		FGLMC	5.500	09/01/33	1,414
1,157,243		FGLMC	5.500	09/01/33	1,304
1,897,765		FGLMC	5.500	12/01/33	2,132
4,245,125		FGLMC	7.000	12/01/33	4,921
1,555,953		FGLMC	7.000	05/01/35	1,802
228,897		FGLMC	5.000	02/01/36	254
13,467		FGLMC	6.500	05/01/36	15
1,106,827		FGLMC	5.000	07/01/39	1,225
4,227,028		FGLMC	4.500	11/01/40	4,642
4,863,749		FGLMC	4.500	12/01/40	5,332
9,000,000	h	FGLMC	4.000	08/15/44	9,508
485		Federal National Mortgage Association (FNMA)	8.500	11/01/14	0	^
28,556		FNMA	6.500	10/01/16	29
185,255		FNMA	6.500	04/01/17	195
73,715		FNMA	6.500	02/01/18	78
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,488,845		FNMA	5.500%	11/01/18	$1,586
1,007,321		FNMA	5.000	12/01/18	1,075
982,698		FNMA	5.000	01/01/19	1,049
32,749		FNMA	4.500	03/01/19	35
133,075		FNMA	4.500	11/01/20	141
921,631		FNMA	5.500	08/01/21	1,007
351,024		FNMA	4.500	03/01/23	374
14,094		FNMA	8.000	03/01/23	15
949,893		FNMA	5.000	07/01/23	1,036
553,157		FNMA	4.000	05/01/24	591
39,260		FNMA	8.000	07/01/24	46
777,612		FNMA	4.500	08/01/24	834
3,019,420		FNMA	4.000	09/01/24	3,228
5,787,024		FNMA	3.000	05/01/27	6,021
15,000,000	h	FNMA	2.500	07/25/29	15,237
28,000,000	g,h	FNMA	3.000	07/25/29	29,085
4,000,000	h	FNMA	3.500	07/25/29	4,239
10,000,000	h	FNMA	2.500	08/25/29	10,134
15,000,000	h	FNMA	3.500	08/25/29	15,858
580,607		FNMA	6.500	07/01/32	661
708,383		FNMA	4.500	03/25/33	734
5,782,853		FNMA	3.000	10/01/33	5,902
766,945		FNMA	5.000	11/01/33	868
86,747		FNMA	7.000	01/01/34	94
2,931,180		FNMA	5.500	03/01/34	3,297
3,846,384		FNMA	3.500	03/25/34	3,918
35,494		FNMA	7.500	06/01/35	39
412,730	i	FNMA	2.261	02/01/36	442
747,377	i	FNMA	2.379	07/01/36	808
3,084,833	i	FNMA	2.366	01/01/37	3,327
968,780		FNMA	6.000	09/01/37	1,090
1,078,364		FNMA	6.000	09/01/37	1,222
348,746		FNMA	6.500	09/01/37	393
464,699	i	FNMA	2.400	10/01/37	498
2,709,773		FNMA	5.500	01/01/38	3,032
18,789		FNMA	6.500	02/01/38	21
2,540,109		FNMA	5.500	04/01/38	2,842
2,021,574		FNMA	5.500	06/01/38	2,262
610,605	i	FNMA	2.005	10/01/38	652
8,149,949		FNMA	5.500	12/01/38	9,271
7,758,292		FNMA	4.000	02/01/39	8,245
2,145,699		FNMA	4.000	04/01/39	2,286
10,970,699		FNMA	3.500	07/25/39	11,577
2,645,865		FNMA	5.500	08/01/39	2,988
750,420		FNMA	5.500	11/01/39	840
1,067,544		FNMA	3.500	11/01/40	1,101
33,892,809		FNMA	4.500	12/25/40	36,591
921,621		FNMA	3.500	01/01/41	950
440,927		FNMA	3.500	02/01/41	455
6,889,848		FNMA	3.500	03/01/41	7,103
1,637,104		FNMA	3.500	11/01/41	1,688
1,919,344		FNMA	3.500	11/01/41	1,979
1,873,176		FNMA	4.000	12/01/41	1,997
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,690,616		FNMA	3.000%	10/01/42	$12,552
223,672		FNMA	3.000	10/01/42	221
228,282		FNMA	3.000	10/01/42	226
591,287		FNMA	3.000	11/01/42	585
39,541		FNMA	3.000	12/01/42	39
327,745		FNMA	3.000	12/01/42	324
13,588,720		FNMA	3.000	01/01/43	13,364
9,467,863		FNMA	3.000	01/01/43	9,364
4,363,882		FNMA	3.000	01/01/43	4,316
2,349,005		FNMA	3.500	01/01/43	2,422
617,225		FNMA	3.000	02/01/43	610
11,972,865		FNMA	3.000	02/01/43	11,842
149,895		FNMA	3.000	02/01/43	148
5,542,601		FNMA	3.000	02/01/43	5,482
3,446,254		FNMA	3.500	02/01/43	3,563
156,882		FNMA	3.000	03/01/43	155
267,361		FNMA	3.000	03/01/43	264
755,917		FNMA	3.000	03/01/43	748
142,792		FNMA	3.000	03/01/43	141
15,491		FNMA	3.000	04/01/43	15
328,172		FNMA	3.000	04/01/43	325
74,688		FNMA	3.000	04/01/43	74
55,222		FNMA	3.000	04/01/43	55
229,785		FNMA	3.000	04/01/43	227
355,227		FNMA	3.000	04/01/43	351
155,577		FNMA	3.000	04/01/43	154
166,052		FNMA	3.000	04/01/43	164
204,499		FNMA	3.000	04/01/43	202
5,551,234		FNMA	3.000	05/01/43	5,504
531,679		FNMA	3.500	05/01/43	550
898,388		FNMA	3.500	05/01/43	929
893,115		FNMA	3.500	06/01/43	923
537,294		FNMA	3.500	06/01/43	555
1,119,624		FNMA	3.500	06/01/43	1,157
438,779		FNMA	3.500	06/01/43	454
2,361,507		FNMA	3.500	06/01/43	2,441
1,208,748		FNMA	3.500	06/01/43	1,249
1,520,383		FNMA	3.500	07/01/43	1,572
3,209,892		FNMA	3.500	07/01/43	3,318
19,144,439		FNMA	4.000	09/01/43	20,392
3,612,300		FNMA	4.000	02/25/44	3,837
27,000,000	h	FNMA	3.000	07/25/44	26,673
56,000,000	h	FNMA	3.500	07/25/44	57,645
51,000,000	h	FNMA	4.000	07/25/44	54,124
62,000,000	h	FNMA	4.500	07/25/44	67,144
11,000,000	h	FNMA	6.000	07/25/44	12,390
64,000,000	h	FNMA	3.500	08/25/44	65,680
45,000,000	h	FNMA	5.000	08/25/44	49,837
5,000,000	h	FNMA	5.500	08/25/44	5,588
28,000,000	h	FNMA	3.500	09/25/44	28,648
89,000,000	h	FNMA	4.000	09/25/44	93,878
20,000,000	h	FNMA	5.000	09/25/44	22,094
19,227		Government National Mortgage Association (GNMA)	9.000	12/15/17	21
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,005,036		GNMA	2.300%	10/15/19	$5,125
11,741		GNMA	8.000	06/15/22	13
24,134		GNMA	6.500	08/15/23	27
9,297		GNMA	6.500	08/15/23	11
7,683,295		GNMA	2.580	08/15/25	7,863
119,059		GNMA	6.500	05/20/31	136
9,470,613		GNMA	2.640	01/15/33	9,318
326,743		GNMA	5.500	07/15/33	368
190,151		GNMA	6.000	10/20/36	216
202,531		GNMA	6.000	01/20/37	230
678,067		GNMA	5.500	02/15/37	761
1,057,039		GNMA	6.000	02/20/37	1,201
520,406		GNMA	5.000	04/15/38	572
378,035		GNMA	6.000	08/20/38	430
755,865		GNMA	6.500	11/20/38	854
698,207		GNMA	5.000	07/20/39	776
4,562,305		GNMA	4.500	09/20/39	5,031
2,737,767		GNMA	5.000	09/20/43	3,014
2,656,523		GNMA	5.000	02/20/44	2,927
2,322,260		GNMA	5.000	03/20/44	2,574
3,000,000		GNMA	4.500	06/20/44	3,281
40,000,000	h	GNMA	3.000	07/15/44	40,300
70,000,000	h	GNMA	3.500	07/15/44	72,795
23,000,000	h	GNMA	4.000	07/15/44	24,567
28,000,000	h	GNMA	4.500	07/15/44	30,490
16,000,000	h	GNMA	3.500	07/20/44	16,666
15,000,000	h	GNMA	4.000	07/20/44	16,052
11,000,000	h	GNMA	3.000	08/15/44	11,052
7,000,000	h	GNMA	3.500	08/20/44	7,272
7,000,000	h	GNMA	4.500	08/20/44	7,624
		TOTAL MORTGAGE BACKED			1,156,642

MUNICIPAL BONDS - 2.5%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,016
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,085
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,717
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,550
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,422
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,401
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,185
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,696
2,375,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,428
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,400
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,333
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	5,994
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,409
4,000,000		City of Dallas, TX	5.078	02/15/22	4,566
1,500,000		City of Dallas, TX	5.195	02/15/35	1,667
810,000		City of Eugene, OR	6.320	08/01/22	955
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,614
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,262
260,000		City of Jersey City NJ	0.942	09/01/14	260
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,615,000		City of Jersey City NJ	1.192%	09/01/15	$1,617
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,195
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,179
500,000		City of Jersey City NJ	2.079	09/01/18	497
925,000		City of Jersey City NJ	2.423	09/01/19	917
5,000,000		City of New York, NY	4.500	06/01/15	5,016
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	986
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,149
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,243
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	27,302
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	5,981
1,105,000		County of Mercer, NJ	5.380	02/01/17	1,113
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,876
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,776
5,705,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	6,060
500,000		Florida Governmental Utility Authority	2.000	10/01/16	497
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,835
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	12,543
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,083
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,224
4,135,000		Greene County OH	2.720	12/01/21	4,104
4,365,000		Greene County OH	3.120	12/01/23	4,288
4,615,000		Greene County OH	3.270	12/01/24	4,514
4,755,000		Greene County OH	3.420	12/01/25	4,688
1,800,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,689
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	965
8,500,000		Harris County Flood Control District	0.637	10/01/16	8,476
5,750,000		Harris County Flood Control District	1.229	10/01/17	5,746
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,386
785,000		Massachusetts Housing Finance Agency	1.306	06/01/16	787
425,000		Massachusetts Housing Finance Agency	1.776	06/01/17	426
5,310,000		Massachusetts Housing Finance Agency	4.782	12/01/20	5,742
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,095
3,500,000		Metropolitan Council	1.750	09/01/20	3,413
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,105
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,625
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	767
500,000		Michigan Finance Authority	5.000	07/01/22	568
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,000
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,128
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,607
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,308
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,629
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	992
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,187
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,205
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,220
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,198
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	484
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$800,000		New York State Environmental Facilities Corp	5.807%	06/15/39	$956
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,416
270,000		Newport News Economic Development Authority	5.640	01/15/29	280
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,378
1,250,000		Niagara Area Development Corp	4.000	11/01/24	1,237
4,750,000		Northern California Power Agency	4.320	07/01/24	4,738
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,707
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,500
635,000		Oklahoma Water Resources Board	2.444	04/01/20	642
700,000		Oklahoma Water Resources Board	3.071	04/01/22	713
715,000		Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	716
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,224
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,009
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,011
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,006
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,081
1,750,000		South Dakota Conservancy District	1.013	08/01/16	1,758
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,337
3,975,000		State of California	1.050	02/01/16	4,004
7,050,000		State of California	4.988	04/01/39	7,348
5,000,000		State of Connecticut	5.090	10/01/30	5,629
5,570,000		State of Illinois	4.350	06/01/18	5,893
9,000,000		State of Illinois	5.520	04/01/38	9,097
5,000,000		State of Michigan	2.302	11/01/14	5,029
4,505,000		State of Michigan	3.375	12/01/20	4,698
4,405,000		State of Michigan	3.590	12/01/26	4,429
2,500,000		State of Ohio	5.412	09/01/28	2,945
3,050,000		State of Oregon	5.030	08/01/14	3,062
3,265,000		State of Texas	4.900	08/01/20	3,384
5,000,000		State of Texas	6.072	10/01/29	5,824
2,590,000		State of Washington	5.050	01/01/18	2,604
1,033,000		State of Wisconsin	5.700	05/01/26	1,251
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,673
6,500,000	i	University of California	0.651	07/01/41	6,508
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,158
600,000		West Virginia Water Development Authority	5.000	11/01/21	710
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,595
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,189
		TOTAL MUNICIPAL BONDS			357,130

U.S. TREASURY SECURITIES - 3.9%
6,000,000		United States Treasury Bond	3.125	02/15/43	5,776
100,000,000		United States Treasury Bond	2.875	05/15/43	91,375
96,645,000		United States Treasury Bond	3.625	02/15/44	101,991
22,395,000		United States Treasury Note	2.375	08/31/14	22,480
3,631,000		United States Treasury Note	2.500	04/30/15	3,703
10,690,000		United States Treasury Note	0.250	05/31/15	10,703
17,895,000		United States Treasury Note	1.875	06/30/15	18,203
21,500,000		United States Treasury Note	0.250	07/31/15	21,523
7,565,000		United States Treasury Note	0.250	12/31/15	7,566
16,400,000		United States Treasury Note	0.375	05/31/16	16,385
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,000,000		United States Treasury Note	0.625%	07/15/16	$6,018
21,185,000		United States Treasury Note	0.625	02/15/17	21,132
2,435,000		United States Treasury Note	0.875	06/15/17	2,436
4,230,000		United States Treasury Note	1.625	04/30/19	4,238
134,845,000		United States Treasury Note	1.625	06/30/19	134,845
4,300,000		United States Treasury Note	1.875	06/30/20	4,296
12,234,500		United States Treasury Note	1.625	11/15/22	11,562
72,464,000		United States Treasury Note	2.500	05/15/24	72,362
		TOTAL U.S. TREASURY SECURITIES			556,594

		TOTAL GOVERNMENT BONDS			3,278,422
		(Cost $3,221,277)

STRUCTURED ASSETS - 1.9%

ASSET BACKED - 1.2%
1,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,506
		Series - 2013 1 (Class C)
3,750,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	3,888
		Series - 2010 3A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,771
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,284
		Series - 2011 5A (Class B)
648,714	i	Bear Stearns Asset Backed Securities Trust	0.892	11/25/39	639
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	903
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	977
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.007	06/25/34	3,225
		Series - 2004 OPT1 (Class M1)
374,995	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	376
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	1,959
		Series - 2011 LC1A (Class C)
12,561,250	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,499
		Series - 2012 1A (Class A2)
285,865	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	285
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,537
		Series - 2011 A (Class D)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	567
		Series - 2010 1A (Class B3)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,008
		Series - 2014 T1 (Class AT1)
1,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	1,801
		Series - 2014 T1 (Class DT1)
15,000,000		Honta Auto Receivables Owner Trust	0.770	03/19/18	14,994
		Series - 2014 2 (Class A3)
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,952,443	i	Lehman XS Trust	0.402%	02/25/36	$1,771
		Series - 2006 1 (Class 1A1)
5,286,265		Lehman XS Trust	6.500	06/25/46	4,153
		Series - 2006 13 (Class 2A1)
14,500,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	14,516
		Series - 2014 T1 (Class A1)
1,250,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	1,251
		Series - 2014 T1 (Class D1)
1,506,087	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.672	01/25/36	1,496
		Series - 2005 WCH1 (Class M2)
496,907	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	514
		Series - 2003 RZ5 (Class A7)
363,693	i	Residential Asset Securities Corp	0.797	04/25/35	364
		Series - 2005 KS3 (Class M3)
2,414,184		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	2,443
		Series - 2006 HI5 (Class A3)
536,717		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	537
		Series - 2006 HI3 (Class A3)
1,579,449	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,600
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	212
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	2,018
		Series - 2013 1 (Class C)
578,986	i	Securitized Asset Backed Receivables LLC	0.452	10/25/35	568
		Series - 2006 OP1 (Class A2C)
2,665,589	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	2,728
		Series - 2012 2A (Class B)
2,077,576	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	2,086
		Series - 2013 1A (Class A)
10,045,000	g	SLM Student Loan Trust	3.740	02/15/29	10,613
		Series - 2011 B (Class A2)
6,915,364	g	Solarcity LMC	4.590	04/20/44	7,137
		Series - 2014 1 (Class A)
769,300	i	Soundview Home Equity Loan Trust	0.452	11/25/35	761
		Series - 2005 OPT3 (Class A4)
156,272	i	Structured Asset Investment Loan Trust	0.752	05/25/35	156
		Series - 2005 4 (Class M1)
1,776,199	g,i	Structured Asset Securities Corp	0.372	10/25/36	1,722
		Series - 2006 GEL4 (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.410	08/15/16	24,015
		Series - 2014 A (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	24,017
		Series - 2014 A (Class A3)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	3,082
		Series - 2010 VNO (Class C)
612,300	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	617
		Series - 2006 N1 (Class N1)
822,094	g,i	Wachovia Loan Trust	0.512	05/25/35	778
		Series - 2005 SD1 (Class A)
350,951	i	Wells Fargo Home Equity Trust	0.292	07/25/36	348
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			174,722
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
OTHER MORTGAGE BACKED - 0.7%
$3,050,000	g	Banc of America Commercial Mortgage Trust	5.416%	01/15/49	$3,211
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,742
		Series - 2007 1 (Class AMFX)
1,590,000	i	Bear Stearns Commercial Mortgage Securities	6.146	09/11/42	1,742
		Series - 2007 T28 (Class AJ)
1,030,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	1,085
		Series - 2007 PW15 (Class AM)
2,065,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,276
		Series - 2007 C3 (Class AM)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	3,026
		Series - 2007 C2 (Class AMFX)
1,413,841		Countrywide Alternative Loan Trust	5.500	08/25/16	1,458
		Series - 2004 30CB (Class 1A15)
705,281		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	722
		Series - 2003 35 (Class 1A1)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	288
		Series - 2005 C5 (Class C)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,971
		Series - 2006 OMA (Class D)
4,950,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	5,324
		Series - 2006 C4 (Class AM)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,647
		Series - 2009 RR1 (Class A3C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.398	12/10/43	2,834
		Series - 2010 C2 (Class B)
1,510,323	i	HarborView Mortgage Loan Trust	0.375	07/19/47	1,318
		Series - 2007 4 (Class 2A1)
1,034,417	i	Impac CMB Trust	0.812	03/25/35	953
		Series - 2004 11 (Class 2A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439	07/15/46	2,369
		Series - 2011 C4 (Class C)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,826
		Series - 2005 LDP2 (Class C)
11,875,885		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,594
		Series - 2006 LDP9 (Class A1A)
8,029,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	9,008
		Series - 2007 LD12 (Class AM)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	834
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	286
		Series - 2005 C5 (Class AJ)
645,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	718
		Series - 0 C1 (Class AJA)
855,000	g,i	Morgan Stanley Capital I	5.984	08/12/41	915
		Series - 2006 T23 (Class B)
1,500,000	i	Morgan Stanley Capital I	5.831	06/11/42	1,646
		Series - 2007 T27 (Class AJ)
710,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	766
		Series - 2011 C1 (Class D)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,067
		Series - 2010 OBP (Class A)
568,575		Residential Accredit Loans, Inc	4.350	03/25/34	586
		Series - 2004 QS4 (Class A1)
417,195		RFMSI Trust	5.500	03/25/35	427
		Series - 2005 S2 (Class A6)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,063,146	g,i	Springleaf Mortgage Loan Trust	2.667%	09/25/57	$1,083
		Series - 2012 1A (Class A)
869,975	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	881
		Series - 0 2A (Class A)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,988
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	986
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.163	05/15/46	1,788
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,163
		Series - 2007 C31 (Class AM)
3,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,921
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	735
		Series - 2007 C32 (Class B)
2,630,651	i	WaMu Mortgage Pass-Through Certificates	0.502	12/25/45	2,434
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			93,618

		TOTAL STRUCTURED ASSETS			268,340
		(Cost $264,222)

		TOTAL BONDS			5,477,389
		(Cost $5,368,494)

SHARES		COMPANY
COMMON STOCKS - 59.5%

AUTOMOBILES & COMPONENTS - 1.6%
67,500		Aisin Seiki Co Ltd			2,687
127,203		Bayerische Motoren Werke AG.			16,108
37,510		Bayerische Motoren Werke AG. (Preference)			3,591
57,475		BorgWarner, Inc			3,747
6,602		Delphi Automotive plc			454
187,700		Denso Corp			8,967
897	*,e	Dorman Products, Inc			44
3,056,597		Ford Motor Co			52,696
71,000		Fuji Heavy Industries Ltd			1,969
252,970		GKN plc			1,570
236,929		Harley-Davidson, Inc			16,549
384,280		Honda Motor Co Ltd			13,409
755,892		Johnson Controls, Inc			37,742
19,700		Magna International, Inc (Class A)			2,121
25,400		Mitsubishi Motors Corp			281
59,514	*	Modine Manufacturing Co			937
910,900		Nissan Motor Co Ltd			8,626
97,815		Pirelli & C S.p.A.			1,568
109,499		Renault S.A.			9,898
9,200		Stanley Electric Co Ltd			240
123,300		Suzuki Motor Corp			3,868
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
107,999	*	Tenneco, Inc	$7,095
93,884	*,e	Tesla Motors, Inc	22,538
2,900		Toyoda Gosei Co Ltd	60
81,600		Toyota Industries Corp	4,216
35,314		Volkswagen AG. (Preference)	9,249
102,500		Yamaha Motor Co Ltd	1,765
		TOTAL AUTOMOBILES & COMPONENTS	231,995

BANKS - 3.5%
1,120	e	Arrow Financial Corp	29
51,058		Associated Banc-Corp	923
4,424		Astoria Financial Corp	60
532,495		Australia & New Zealand Banking Group Ltd	16,744
3,115,001		Banca Intesa S.p.A.	9,611
1,672,842		Banco Bilbao Vizcaya Argentaria S.A.	21,321
1,499,818	*	Banco Espirito Santo S.A.	1,234
21,859		Bank Mutual Corp	127
25,289		Bank of Hawaii Corp	1,484
207,400		Bank of Nova Scotia	13,827
3,264		Bank of the Ozarks, Inc	109
971,529		BB&T Corp	38,307
10,404		BBCN Bancorp, Inc	166
4,422		Bendigo Bank Ltd	51
1,093	*	Beneficial Mutual Bancorp, Inc	15
20,397		Boston Private Financial Holdings, Inc	274
762,181		CaixaBank S.A.	4,702
8,761	*,m	CaixaBank S.A. (Temp)	54
7,221		Capitol Federal Financial	88
3,360		Cathay General Bancorp	86
5,743		Centerstate Banks of Florida, Inc	64
117,573		CIT Group, Inc	5,380
3,804		CoBiz, Inc	41
2,120		Columbia Banking System, Inc	56
165,930		Comerica, Inc	8,323
1,273		Commerce Bancshares, Inc	59
301,281		Commonwealth Bank of Australia	22,978
3,936		Community Bank System, Inc	142
9,127		Cullen/Frost Bankers, Inc	725
236,588		DNB NOR Holding ASA	4,323
10,051		East West Bancorp, Inc	352
5,376		Federal Agricultural Mortgage Corp (Class C)	167
2,018		First Bancorp (NC)	37
451		First Citizens Bancshares, Inc (Class A)	111
23,976		First Commonwealth Financial Corp	221
12,098		First Interstate Bancsystem, Inc	329
3,693		First Merchants Corp	78
16,186		FNB Corp	208
2,590		Glacier Bancorp, Inc	74
5,441		Hancock Holding Co	192
508,500		Hang Seng Bank Ltd	8,304
1,267		Heartland Financial USA, Inc	31
2,195		HomeStreet, Inc	40
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
3,263,060		HSBC Holdings plc	$33,104
174,643		Huntington Bancshares, Inc	1,666
9,593		IBERIABANK Corp	664
1,147		International Bancshares Corp	31
20,614		Investors Bancorp, Inc	228
104,876	*	KBC Groep NV	5,705
1,625,945		Keycorp	23,300
21,058		Lakeland Bancorp, Inc	227
269,235	e	M&T Bank Corp	33,399
1,800		MB Financial, Inc	49
61,360	*	MGIC Investment Corp	567
4,070,000		Mizuho Financial Group, Inc	8,366
471,296		National Australia Bank Ltd	14,567
6,490		National Penn Bancshares, Inc	69
1,124,730		Natixis	7,218
1,500		NBT Bancorp, Inc	36
145,456	e	New York Community Bancorp, Inc	2,324
644,338		Nordea Bank AB	9,084
11,094		Northfield Bancorp, Inc	145
32,902		OFG Bancorp	606
19,938		Old National Bancorp	285
22,911		PacWest Bancorp	989
4,182		Peoples Bancorp, Inc	111
2,728	e	People’s United Financial, Inc	41
2,500		Pinnacle Financial Partners, Inc	99
519,297		PNC Financial Services Group, Inc	46,243
87,691	*	Popular, Inc	2,997
20,422		PrivateBancorp, Inc	593
53,363		Provident Financial Services, Inc	924
654,341	e	Radian Group, Inc	9,691
155,400	*	Resona Holdings, Inc	906
250,810		Royal Bank of Canada (Toronto)	17,930
1,000		S&T Bancorp, Inc	25
3,487	*	Signature Bank	440
221,278		Skandinaviska Enskilda Banken AB (Class A)	2,954
2,200	e	Southside Bancshares, Inc	64
580,389		Standard Chartered plc	11,863
261,500		Sumitomo Mitsui Financial Group, Inc	10,972
16,927		Susquehanna Bancshares, Inc	179
28,454	*	SVB Financial Group	3,318
45,092		Swedbank AB (A Shares)	1,194
800	*	Texas Capital Bancshares, Inc	43
315,022		Toronto-Dominion Bank	16,217
1,700		Trustmark Corp	42
5,465		UMB Financial Corp	346
3,150		Umpqua Holdings Corp	56
2,479		Union Bankshares Corp	64
10,908		United Bankshares, Inc	353
5,569	e	United Financial Bancorp, Inc (New)	75
1,282,839		US Bancorp	55,572
10,727	*	Walker & Dunlop, Inc	151
13,956		Webster Financial Corp	440
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
3,652		WesBanco, Inc	$113
5,233	e	Westamerica Bancorporation	274
5,690	*	Western Alliance Bancorp	135
629,923		Westpac Banking Corp	20,149
16,588		Wilshire Bancorp, Inc	170
1,110		Wintrust Financial Corp	51
37,356		Zions Bancorporation	1,101
		TOTAL BANKS	509,972

CAPITAL GOODS - 4.3%
432,713		3M Co	61,982
10,833		A.O. Smith Corp	537
5,085		Acuity Brands, Inc	703
19,102	*	Aerovironment, Inc	607
75,930		Alfa Laval AB	1,955
464,724		Ametek, Inc	24,296
56,219	*	ArvinMeritor, Inc	733
368,000	e	Asahi Glass Co Ltd	2,170
51,800		Assa Abloy AB (Class B)	2,635
7,416		Astec Industries, Inc	325
153,909		Atlas Copco AB (A Shares)	4,443
135,146		Atlas Copco AB (B Shares)	3,606
116,424		Barnes Group, Inc	4,487
2,120	*	Beacon Roofing Supply, Inc	70
106,747		Bouygues S.A.	4,442
29,997	e	Briggs & Stratton Corp	614
129,357	*	Builders FirstSource, Inc	968
299,328		Bunzl plc	8,310
8,451	*	CAI International, Inc	186
4,279	*	Chart Industries, Inc	354
92,756	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	2,067
363,080		CNH Industrial NV	3,725
10,768	*	Colfax Corp	803
159,066		Compagnie de Saint-Gobain	8,975
210,677		Cummins, Inc	32,505
46,600		Daikin Industries Ltd	2,941
567,000		Danaher Corp	44,640
408,743		Deere & Co	37,012
67,977		Dover Corp	6,182
343,132		Eaton Corp	26,483
4,941		EMCOR Group, Inc	220
7,019		EnerSys	483
19,159	*	Esterline Technologies Corp	2,206
153,282	e	Fastenal Co	7,586
6,133		Fluor Corp	472
11,291		Fortune Brands Home & Security, Inc	451
20,868	*	Furmanite Corp	243
21,353		GEA Group AG.	1,009
11,801		Geberit AG.	4,140
66,177		Graco, Inc	5,167
1,400	*	H&E Equipment Services, Inc	51
14,756	*	Hexcel Corp	603
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,600		Hitachi Construction Machinery Co Ltd	$651
12,125		Hochtief AG.	1,049
463,645		Illinois Tool Works, Inc	40,597
133,866		Ingersoll-Rand plc	8,368
500	*	Jacobs Engineering Group, Inc	27
10,947	e	Joy Global, Inc	674
25,600		JTEKT Corp	432
92,000	*	Kawasaki Heavy Industries Ltd	351
5,000		Keppel Corp Ltd	43
213,800		Komatsu Ltd	4,963
331,267		Koninklijke Philips Electronics NV	10,514
320,000		Kubota Corp	4,541
20,868	*,e	Layne Christensen Co	278
26,197		Lincoln Electric Holdings, Inc	1,831
15,600		Makita Corp	964
463,592		Masco Corp	10,292
1,101	*,e	Middleby Corp	91
521,800		Mitsubishi Corp	10,861
482,000		Mitsubishi Electric Corp	5,954
2,049	*	MYR Group, Inc	52
83,000		NGK Insulators Ltd	1,884
107,611		Nordson Corp	8,629
86,000		NSK Ltd	1,119
165,398	*	Owens Corning, Inc	6,398
287,127		Paccar, Inc	18,040
30,568		Pall Corp	2,610
35,299		Parker Hannifin Corp	4,438
105,836		Pentair plc	7,633
16,305	*	Pike Electric Corp	146
43,401	*,e	Polypore International, Inc	2,072
163,159		Precision Castparts Corp	41,181
118,919	*	Quanta Services, Inc	4,112
94,352		Rockwell Automation, Inc	11,809
13,087		Rockwell Collins, Inc	1,023
36,615		Roper Industries, Inc	5,346
3,300	*	Rush Enterprises, Inc (Class A)	114
236,880		Sandvik AB	3,235
189,352		Schneider Electric S.A.	17,855
98,000		Shimizu Corp	694
43,110		Skanska AB (B Shares)	984
42,500		SKF AB (B Shares)	1,084
69,349		Smiths Group plc	1,537
17,535		Snap-On, Inc	2,078
13,734		Sulzer AG.	1,925
161,300		Sumitomo Electric Industries Ltd	2,271
5,435	e	TAL International Group, Inc	241
79,909		Tennant Co	6,099
18,487		Timken Co	1,254
8,405	*,e	Titan Machinery, Inc	138
6,400		Toyota Tsusho Corp	184
38,902	*	United Rentals, Inc	4,074
49,198		Vallourec	2,205
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,153	*	Vestas Wind Systems AS	$1,622
176,760		Vinci S.A.	13,214
436,090		Volvo AB (B Shares)	6,003
3,755		W.W. Grainger, Inc	955
25,258	*	Wabash National Corp	360
38,428	*	WABCO Holdings, Inc	4,105
3,364	*,e	WESCO International, Inc	291
121,923		Wolseley plc	6,679
20,710		Woodward Governor Co	1,039
12,153		Xylem, Inc	475
		TOTAL CAPITAL GOODS	611,075

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	70
29,936	e	Acacia Research (Acacia Technologies)	531
340,114	*	ACCO Brands Corp	2,180
13,967		Aggreko plc	394
205,697		Brambles Ltd	1,782
11,200		Bureau Veritas S.A.	311
120,569		Capita Group plc	2,362
19,200	*	CBIZ, Inc	173
2,000		CDI Corp	29
2,394	*	Copart, Inc	86
9,841		Corporate Executive Board Co	671
218,000		Dai Nippon Printing Co Ltd	2,278
24,020		Deluxe Corp	1,407
82,626		Dun & Bradstreet Corp	9,106
22,336		Equifax, Inc	1,620
2,000		Heidrick & Struggles International, Inc	37
6,421		HNI Corp	251
9,308	*	IHS, Inc (Class A)	1,263
1,660	*	Innerworkings, Inc	14
19,643		Interface, Inc	370
7,700		Intertek Group plc	362
122,588		Iron Mountain, Inc	4,346
1,800		Kelly Services, Inc (Class A)	31
29,712		Manpower, Inc	2,521
3,562	*	Mistras Group, Inc	87
2,100		Mobile Mini, Inc	101
13,621	*	Navigant Consulting, Inc	238
1,000	*	On Assignment, Inc	36
109,843		R.R. Donnelley & Sons Co	1,863
2,311		Resources Connection, Inc	30
162,118		Robert Half International, Inc	7,740
16,303	*	RPX Corp	289
58,400	*	Secom Co Ltd	3,565
472		SGS S.A.	1,130
400		Societe BIC S.A.	55
1,544	*	SP Plus Corp	33
27,563		Tetra Tech, Inc	758
179,000		Toppan Printing Co Ltd	1,384
4,561		Viad Corp	109
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
174,423		Waste Management, Inc	$7,802
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,415

CONSUMER DURABLES & APPAREL - 0.6%
29,048		Adidas-Salomon AG.	2,937
32,738		Callaway Golf Co	272
30,920		Christian Dior S.A.	6,156
1,447		CSS Industries, Inc	38
24,000		Electrolux AB (Series B)	606
7,187	e	Ethan Allen Interiors, Inc	178
11,700		Gildan Activewear, Inc	689
6,676		Hanesbrands, Inc	657
1,724	*	Jarden Corp	102
573,700		Matsushita Electric Industrial Co Ltd	6,955
521,454		Mattel, Inc	20,321
7,456	*	Meritage Homes Corp	315
9,802	*	Mohawk Industries, Inc	1,356
23,800		Movado Group, Inc	992
514,999		Nike, Inc (Class B)	39,938
126,600		Nikon Corp	1,995
11,961		Oxford Industries, Inc	798
5,425		Pandora AS	416
27,543		Ryland Group, Inc	1,086
50,000		Sekisui Chemical Co Ltd	580
96,000		Sekisui House Ltd	1,317
141,000	*,e	Sharp Corp	453
234,000	e	Sony Corp	3,910
27,906	*,e	Under Armour, Inc (Class A)	1,660
4,500	*	Unifi, Inc	124
31,176		VF Corp	1,964
10,000		Whirlpool Corp	1,392
159,500		Yue Yuen Industrial Holdings	534
		TOTAL CONSUMER DURABLES & APPAREL	97,741

CONSUMER SERVICES - 1.2%
79,580		Accor S.A.	4,136
30,700		Benesse Corp	1,332
1,289	e	Bob Evans Farms, Inc	64
25,421		Brinker International, Inc	1,237
7,675	*	Chipotle Mexican Grill, Inc (Class A)	4,547
109,916		Choice Hotels International, Inc	5,178
91,310		Darden Restaurants, Inc	4,225
1,346		DineEquity, Inc	107
13,470		Domino’s Pizza, Inc	985
7,832		Dunkin Brands Group, Inc	359
373,655		Marriott International, Inc (Class A)	23,951
583,456		McDonald’s Corp	58,777
444,431	*	MGM Mirage	11,733
10,604	*	Popeyes Louisiana Kitchen, Inc	463
33,974		Royal Caribbean Cruises Ltd	1,889
106,561	*	Ruby Tuesday, Inc	809
29,578	*	Sonic Corp	653
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
586,295		Starbucks Corp	$45,367
137,574		Starwood Hotels & Resorts Worldwide, Inc	11,119
9,100		Tim Hortons, Inc (Toronto)	498
10,000	e	Weight Watchers International, Inc	202
11,685		Whitbread plc	882
		TOTAL CONSUMER SERVICES	178,513

DIVERSIFIED FINANCIALS - 3.7%
780,959		3i Group plc	5,367
358,183		Aberdeen Asset Management plc	2,780
4,200		Aeon Credit Service Co Ltd	110
620,453		American Express Co	58,862
1,218,136		Bank of New York Mellon Corp	45,656
135,338		BlackRock, Inc	43,254
576,583		Capital One Financial Corp	47,626
1,431,454		Charles Schwab Corp	38,549
310,655		CME Group, Inc	22,041
1,362	e	Cohen & Steers, Inc	59
3,361	*	Credit Acceptance Corp	414
69,415		Deutsche Boerse AG.	5,382
653,742		Discover Financial Services	40,519
8,504		Eurazeo	708
98,210	e	Exor S.p.A.	4,029
626,613		Franklin Resources, Inc	36,243
24,115	*	Green Dot Corp	458
536,720		Hong Kong Exchanges and Clearing Ltd	10,005
310,616	*	ING Groep NV	4,359
134,009		IntercontinentalExchange Group, Inc	25,314
14,474	*	Internet Capital Group, Inc	302
508,141		Invesco Ltd	19,182
800,553		Investec plc	7,376
3,030	*	Investment Technology Group, Inc	51
61,166	e	Janus Capital Group, Inc	763
60,728		Kinnevik Investment AB (Series B)	2,587
62,663		Legg Mason, Inc	3,215
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,932
76,231		NASDAQ OMX Group, Inc	2,944
10,345		Nelnet, Inc (Class A)	429
513,669		Northern Trust Corp	32,983
22,527	*	PHH Corp	518
5,879	*	Pico Holdings, Inc	140
10,635	*	Safeguard Scientifics, Inc	221
62,441		Schroders plc	2,676
503,608		State Street Corp	33,873
287,043		T Rowe Price Group, Inc	24,229
3,000		TD Ameritrade Holding Corp	94
		TOTAL DIVERSIFIED FINANCIALS	525,250

ENERGY - 5.8%
40,000		Acergy S.A.	746
46,000		Aker Kvaerner ASA	798
52,019		AMEC plc	1,080
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
337,903		Apache Corp	$34,000
78,800	e	ARC Energy Trust	2,399
86,010		Baker Hughes, Inc	6,403
854,626		BG Group plc	18,034
158,441	*,e	BPZ Energy, Inc	488
21,802		Caltex Australia Ltd	444
177,939	*	Cameron International Corp	12,048
5,527	e	CARBO Ceramics, Inc	852
14,005	*	Carrizo Oil & Gas, Inc	970
287,400		Cenovus Energy, Inc (Toronto)	9,316
165,841	*	Cheniere Energy, Inc	11,891
98,049		Cimarex Energy Co	14,066
1,826	*	Clayton Williams Energy, Inc	251
260,946	*,e	Clean Energy Fuels Corp	3,058
29,437	*	Concho Resources, Inc	4,254
39,499	*	Contango Oil & Gas Co	1,671
146,657	*,e	Continental Resources, Inc	23,178
59,100	e	Crescent Point Energy Corp	2,619
12,102		Dawson Geophysical Co	347
16,742		Delek Group Ltd	6,925
2,500		Delek US Holdings, Inc	71
457,259		Devon Energy Corp	36,306
271,874		Enbridge, Inc	12,900
54,900		EnCana Corp	1,301
2,011		Energen Corp	179
72,600	e	Enerplus Resources Fund	1,830
460,668		EOG Resources, Inc	53,834
221,720		Equitable Resources, Inc	23,702
19,000	e	Fugro NV	1,086
230,140		Galp Energia SGPS S.A.	4,218
8,642	*,e	Geospace Technologies Corp	476
386,241		Hess Corp	38,195
315,600		Inpex Holdings, Inc	4,801
201,413	*	ION Geophysical Corp	850
44,211	*	Key Energy Services, Inc	404
3,200	e	Keyera Facilities Income Fund	236
9,892	*,e	Kinder Morgan Management LLC	781
676,402	*	Kodiak Oil & Gas Corp	9,842
536,851		Marathon Oil Corp	21,431
398,430		Marathon Petroleum Corp	31,105
11,520	*	Matrix Service Co	378
141,335	*	MEG Energy Corp	5,151
466,300		National Oilwell Varco, Inc	38,400
7,269	*	Natural Gas Services Group, Inc	240
154,287		Neste Oil Oyj	3,011
210,587		Noble Corp plc	7,067
324,695		Noble Energy, Inc	25,151
29,282	*,e	Northern Oil And Gas, Inc	477
26,358	*	Oasis Petroleum, Inc	1,473
474,102		Occidental Petroleum Corp	48,657
225,695		OMV AG.	10,196
153,232		Oneok, Inc	10,432
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
302,936	e	Pengrowth Energy Trust	$2,172
265,014	e	Penn West Energy Trust	2,588
14,605		Petrofac Ltd	300
132,760	*	Petroquest Energy, Inc	998
447,968		Phillips 66	36,030
170,278		Pioneer Natural Resources Co	39,132
98,692		Questar Market Resources, Inc	3,405
422,410		Repsol YPF S.A.	11,138
36,777	*	Rex Energy Corp	651
894	*	SEACOR Holdings, Inc	74
58,600	e	Showa Shell Sekiyu KK	666
29,250	*,e	Solazyme, Inc	345
171,452	*	Southwestern Energy Co	7,799
954,987		Spectra Energy Corp	40,568
71,318		St. Mary Land & Exploration Co	5,998
403,405	*	Statoil ASA	12,400
482,904		Suncor Energy, Inc	20,591
88,722		Superior Energy Services	3,206
22,440		Technip S.A.	2,452
319,062		Tenaris S.A.	7,518
7,916		Tesoro Corp	464
262,191		Tullow Oil plc	3,825
36,311	*,e	Ultra Petroleum Corp	1,078
27,062	*	Unit Corp	1,863
989,544	*	Weatherford International Ltd	22,759
320,238		Western Refining, Inc	12,025
99,162	*	Whiting Petroleum Corp	7,958
451,724		Williams Cos, Inc	26,295
211,793		Woodside Petroleum Ltd	8,211
		TOTAL ENERGY	832,528

FOOD & STAPLES RETAILING - 0.7%
173,400		Aeon Co Ltd	2,134
179,256		Carrefour S.A.	6,610
13,576		Casino Guichard Perrachon S.A.	1,800
5,000		Colruyt S.A.	254
31,318	e	Delhaize Group	2,119
275,568	e	J Sainsbury plc	1,487
59,300		Jeronimo Martins SGPS S.A.	975
85,954		Koninklijke Ahold NV	1,612
367,535		Kroger Co	18,167
3,600		Lawson, Inc	270
42,800		Loblaw Cos Ltd	1,910
68,666	*	Metro AG.	2,988
316,705		Safeway, Inc	10,876
149,700		Seven & I Holdings Co Ltd	6,310
9,498		Spartan Stores, Inc	200
821,965		Sysco Corp	30,783
1,918,076		Tesco plc	9,322
1,270	*	United Natural Foods, Inc	83
99,260		Wesfarmers Ltd	3,917
186,154		Whole Foods Market, Inc	7,191
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
386,938		WM Morrison Supermarkets plc	$1,213
		TOTAL FOOD & STAPLES RETAILING	110,221

FOOD, BEVERAGE & TOBACCO - 2.3%
161,000		Ajinomoto Co, Inc	2,523
93,070		Aryzta AG.	8,814
191,588		Associated British Foods plc	9,992
28,068		Bunge Ltd	2,123
454		Calavo Growers, Inc	15
261,990	e	Campbell Soup Co	12,002
131,532		ConAgra Foods, Inc	3,904
19,775	*	Darling International, Inc	413
30,775		Dr Pepper Snapple Group, Inc	1,803
14,539		Flowers Foods, Inc	306
745,771		General Mills, Inc	39,183
171,325		Groupe Danone	12,739
65,855		Hillshire Brands Co	4,103
3,941		Hormel Foods Corp	194
39,791		J.M. Smucker Co	4,241
514,141		Kellogg Co	33,779
28,997		Kerry Group plc (Class A)	2,178
78,727		Keurig Green Mountain, Inc	9,810
31,000	*	Kikkoman Corp	646
150,402		Kraft Foods Group, Inc	9,017
458		Lindt & Spruengli AG.	2,331
21		Lindt & Spruengli AG. (Registered)	1,297
74,148		Mead Johnson Nutrition Co	6,908
1,207,380		Mondelez International, Inc	45,410
14,500		Nissin Food Products Co Ltd	746
152,793		Orkla ASA	1,360
801,664		PepsiCo, Inc	71,621
12,546		Tate & Lyle plc	147
4,648	e	Tootsie Roll Industries, Inc	137
674	*	TreeHouse Foods, Inc	54
405,114		Unilever NV	17,733
451,826		Unilever plc	20,481
42,800	e	Yakult Honsha Co Ltd	2,168
		TOTAL FOOD, BEVERAGE & TOBACCO	328,178

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
1,208,349		Abbott Laboratories	49,422
456,853		Aetna, Inc	37,042
8,037	*	Align Technology, Inc	450
67,982	*,e	Amedisys, Inc	1,138
34,019		AmerisourceBergen Corp	2,472
10,800	*	Amsurg Corp	492
6,026	*	Angiodynamics, Inc	98
14,016	*,e	athenahealth, Inc	1,754
310,286		Becton Dickinson & Co	36,707
13,100	*,e	Bio-Reference Labs, Inc	396
89,935	*,e	BioScrip, Inc	750
10,000	*	Brookdale Senior Living, Inc	333
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
54,777	*	Centene Corp	$4,142
20,000	*	Cerner Corp	1,032
30,107	*,e	Cerus Corp	125
4,495	e	Chemed Corp	421
191,455		Cigna Corp	17,608
2,000		Coloplast AS	181
1,249		Computer Programs & Systems, Inc	80
700	*	Cyberonics, Inc	44
10,758	*	DaVita, Inc	778
5,764		Dentsply International, Inc	273
15,359	*	Edwards Lifesciences Corp	1,318
30,239	*	Emeritus Corp	957
42,713	*	ExamWorks Group, Inc	1,355
73,010	*	Five Star Quality Care, Inc	366
21,978	*	Gentiva Health Services, Inc	331
6,176	*	Greatbatch, Inc	303
4,374	*	Haemonetics Corp	154
21,280	*,e	Healthways, Inc	373
11,942	*	Henry Schein, Inc	1,417
10,561	*	HMS Holdings Corp	216
125,907		Humana, Inc	16,081
1,185	*	ICU Medical, Inc	72
43,082	*	Idexx Laboratories, Inc	5,755
61,900	*	Inverness Medical Innovations, Inc	2,316
3,014	*	IPC The Hospitalist Co, Inc	133
759	*	Laboratory Corp of America Holdings	78
743		Landauer, Inc	31
6,078	*	LHC Group, Inc	130
58,522	*	LifePoint Hospitals, Inc	3,634
1,730	*	MedAssets, Inc	40
1,474	*	Medidata Solutions, Inc	63
802,734		Medtronic, Inc	51,182
9,612	*	Merit Medical Systems, Inc	145
55,639	*	Molina Healthcare, Inc	2,483
8,672	*	MWI Veterinary Supply, Inc	1,231
9,301	*	Natus Medical, Inc	234
2,364	*	NxStage Medical, Inc	34
3,000	*	Omnicell, Inc	86
31,393	*	OraSure Technologies, Inc	270
2,718	e	Owens & Minor, Inc	92
86,208		Patterson Cos, Inc	3,406
21,165	*	PharMerica Corp	605
3,576	*	Providence Service Corp	131
4,910		Quality Systems, Inc	79
3,688	*	Sirona Dental Systems, Inc	304
23,298	*,e	Staar Surgical Co	391
4,400		Suzuken Co Ltd	164
15,400		Sysmex Corp	579
6,446	*	Tornier BV	151
16,067	*	Triple-S Management Corp (Class B)	288
8,101		Universal American Corp	68
3,801		US Physical Therapy, Inc	130
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
500	*	Varian Medical Systems, Inc	$42
19,709	*	Vocera Communications, Inc	260
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	253,216

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
9,680		Beiersdorf AG.	936
707,780		Colgate-Palmolive Co	48,257
81,716		Estee Lauder Cos (Class A)	6,068
210		Henkel KGaA	21
137,770		Henkel KGaA (Preference)	15,917
297,479	e	Herbalife Ltd	19,199
41,500		Kao Corp	1,634
220,796		Kimberly-Clark Corp	24,557
63,795		L’Oreal S.A.	10,984
35,987	*,e	Medifast, Inc	1,094
16,029		Nu Skin Enterprises, Inc (Class A)	1,186
1,202,803		Procter & Gamble Co	94,528
152,666		Reckitt Benckiser Group plc	13,312
43,160		Svenska Cellulosa AB (B Shares)	1,124
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	238,817

INSURANCE - 3.4%
347,009		ACE Ltd	35,985
629,310		Aflac, Inc	39,174
16,447		Allianz AG.	2,745
1,543,100		AMP Ltd	7,714
13,380		Arthur J. Gallagher & Co	623
93,722		Aspen Insurance Holdings Ltd	4,257
421,903		Assicurazioni Generali S.p.A.	9,240
107,620		AXA S.A.	2,571
30,787		Axis Capital Holdings Ltd	1,363
798,759	*	Berkshire Hathaway, Inc (Class B)	101,091
370,028		Chubb Corp	34,105
280,593		CNP Assurances	5,824
102,203		Delta Lloyd NV	2,595
4,146	*	eHealth, Inc	157
2,400		Employers Holdings, Inc	51
1,256,823	*	Genworth Financial, Inc (Class A)	21,869
279,246		Hartford Financial Services Group, Inc	10,000
588,027		Insurance Australia Group Ltd	3,239
1,916		Kemper Corp	71
151,625		Marsh & McLennan Cos, Inc	7,857
75,286		Muenchener Rueckver AG.	16,672
2,849,807		Old Mutual plc	9,631
15,856		PartnerRe Ltd	1,732
43,066		Platinum Underwriters Holdings Ltd	2,793
357,357		Principal Financial Group	18,039
767,780		Progressive Corp	19,471
477,529		Prudential Financial, Inc	42,390
882,978		Prudential plc	20,230
556,117		RSA Insurance Group plc	4,519
1,244,153		Standard Life plc	7,959
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
13,455		Stewart Information Services Corp	$417
169,853		Swiss Re Ltd	15,103
177,900	*	T&D Holdings, Inc	2,420
433,143		Travelers Cos, Inc	40,746
800		TrygVesta AS	81
10,000		Willis Group Holdings plc	433
1,085		Zurich Financial Services AG.	327
		TOTAL INSURANCE	493,494

MATERIALS - 3.4%
59,658		Agnico-Eagle Mines Ltd	2,284
23,600	e	Agrium, Inc (Toronto)	2,162
106,029		Air Liquide	14,328
302,738		Air Products & Chemicals, Inc	38,938
23,600		Akzo Nobel NV	1,770
500		Albemarle Corp	36
516,197	*,e	Allied Nevada Gold Corp	1,941
92,400		Amcor Ltd	909
4,437		Aptargroup, Inc	297
232,000		Asahi Kasei Corp	1,776
176,082		Avery Dennison Corp	9,024
63,073		Ball Corp	3,953
132,610		BASF AG.	15,426
450,926		Boliden AB	6,542
19,645		Boral Ltd	97
8,161		Carpenter Technology Corp	516
10,679	*,e	Castle (A.M.) & Co	118
44,916		Celanese Corp (Series A)	2,887
31,719	*	Century Aluminum Co	497
2,372	*	Clearwater Paper Corp	146
131,361		Commercial Metals Co	2,274
14,183		Compass Minerals International, Inc	1,358
295,427		CRH plc	7,568
17,000		Daido Steel Co Ltd	87
11,234		Domtar Corp	481
9,400		DSM NV	684
36,695		Eastman Chemical Co	3,205
347,282		Ecolab, Inc	38,666
5,690	*	Ferro Corp	71
646,464		Fletcher Building Ltd	4,984
33,738	*	Flotek Industries, Inc	1,085
1,077,618	e	Fortescue Metals Group Ltd	4,451
28,700		Franco-Nevada Corp	1,647
2,179		Givaudan S.A.	3,630
2,623		Globe Specialty Metals, Inc	55
67,901		H.B. Fuller Co	3,266
48,214		HeidelbergCement AG.	4,108
50,000		Hitachi Metals Ltd	762
4,713	*	Horsehead Holding Corp	86
900		Imerys S.A.	76
23,190		Innophos Holdings, Inc	1,335
9,797		International Flavors & Fragrances, Inc	1,022
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
257,210		International Paper Co	$12,981
113,200		JFE Holdings, Inc	2,341
10,464		Johnson Matthey plc	555
48,900		JSR Corp	840
77,699		K&S AG.	2,552
18,000		Kaneka Corp	113
385,700	*	Kinross Gold Corp	1,598
643,000	*	Kobe Steel Ltd	967
7,764	*	Kraton Polymers LLC	174
58,000		Kuraray Co Ltd	736
46,374		Linde AG.	9,854
173,029	*	Louisiana-Pacific Corp	2,599
390,170		LyondellBasell Industries AF S.C.A	38,100
212,757		MeadWestvaco Corp	9,417
38,519		Minerals Technologies, Inc	2,526
185,000		Mitsubishi Materials Corp	649
120,960	e	Mitsui Chemicals, Inc	331
113,537		Mosaic Co	5,614
2,100		Myers Industries, Inc	42
2,220		Neenah Paper, Inc	118
360,702	*	Newcrest Mining Ltd	3,623
3,308,000		Nippon Steel Corp	10,597
31,500		Nitto Denko Corp	1,476
1,173,368		Norsk Hydro ASA	6,283
550,230		Nucor Corp	27,099
53,242		Orica Ltd	978
64,561	*	Owens-Illinois, Inc	2,236
11,843		PolyOne Corp	499
123,900	e	Potash Corp of Saskatchewan (Toronto)	4,712
314,170		Praxair, Inc	41,734
1,380		Quaker Chemical Corp	106
9,992		Reliance Steel & Aluminum Co	737
34,167	*,e	Resolute Forest Products	573
34,640		Rexam plc	317
6,623		Rock-Tenn Co (Class A)	699
15,925		Rockwood Holdings, Inc	1,210
142,788		Royal Gold, Inc	10,869
6,424	*	RTI International Metals, Inc	171
850		Schnitzer Steel Industries, Inc (Class A)	22
18,931		Sealed Air Corp	647
17,916		Sherwin-Williams Co	3,707
92,200		Shin-Etsu Chemical Co Ltd	5,607
214,462		Sigma-Aldrich Corp	21,764
247,000		Silver Wheaton Corp	6,500
1,200		Stepan Co	63
74,982	*	Stillwater Mining Co	1,316
334,517		Stora Enso Oyj (R Shares)	3,252
360,000		Sumitomo Chemical Co Ltd	1,361
524,000		Sumitomo Metal Mining Co Ltd	8,553
42,000	e	Taiyo Nippon Sanso Corp	372
594,300	e	Teck Cominco Ltd	13,567
74,000		Teijin Ltd	186
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
305,000		Toray Industries, Inc	$2,007
117,300		Toyo Seikan Kaisha Ltd	1,803
15,649		Umicore	728
198,855		UPM-Kymmene Oyj	3,397
60,125		Valspar Corp	4,581
4,790		Wausau Paper Corp	52
278,810		Worthington Industries, Inc	12,000
		TOTAL MATERIALS	482,059

MEDIA - 1.6%
185,416	e	Cablevision Systems Corp (Class A)	3,273
19,805		Cinemark Holdings, Inc	700
114,560		Clear Channel Outdoor Holdings, Inc (Class A)	937
161,056	*	DIRECTV	13,691
388,492	*	Discovery Communications, Inc (Class A)	28,857
57,029	*	Discovery Communications, Inc (Class C)	4,140
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,216
11,620	*	Entercom Communications Corp (Class A)	125
1,900		JC Decaux S.A.	71
10,069		John Wiley & Sons, Inc (Class A)	610
266,369	*	Journal Communications, Inc (Class A)	2,363
15,813		Lagardere S.C.A.	515
535,024	*	Liberty Global plc	22,637
447,867	*,e	Liberty Global plc (Class A)	19,805
380,868	*,e	McClatchy Co (Class A)	2,114
228,929	e	New York Times Co (Class A)	3,482
551,411		Pearson plc	10,890
18,429	e	ProSiebenSat. Media AG.	820
1,550		Scholastic Corp	53
15,051		Scripps Networks Interactive (Class A)	1,221
60,413	e	Sinclair Broadcast Group, Inc (Class A)	2,099
1,067,000	e	Singapore Press Holdings Ltd	3,568
25,497	*	Sizmek, Inc	243
298,216		Time Warner Cable, Inc	43,927
724,009		Time Warner, Inc	50,862
46,200		Wolters Kluwer NV	1,369
683,960		WPP plc	14,905
		TOTAL MEDIA	234,493

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
1,969	*	Acorda Therapeutics, Inc	66
68,628		Actelion Ltd	8,686
68,836	*,e	Affymetrix, Inc	613
375,014		Agilent Technologies, Inc	21,541
133,847	*	Akorn, Inc	4,451
69,442	*	Alexion Pharmaceuticals, Inc	10,850
462,789		Amgen, Inc	54,780
5,768	*,e	Aratana Therapeutics, Inc	90
871,400		Astellas Pharma, Inc	11,459
65,071	*,e	Auxilium Pharmaceuticals, Inc	1,305
92,661	*,e	AVANIR Pharmaceuticals, Inc	523
158,236	*	Biogen Idec, Inc	49,894
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
57,262	*	Biovail Corp (Toronto)	$7,241
8,307	*,e	Bluebird Bio, Inc	320
1,111,385		Bristol-Myers Squibb Co	53,913
69,150	*	Cambrex Corp	1,431
57,720	*,e	Cepheid, Inc	2,767
180,400		Chugai Pharmaceutical Co Ltd	5,087
19,300		Dainippon Sumitomo Pharma Co Ltd	222
134,268	*	Depomed, Inc	1,866
49,400		Eisai Co Ltd	2,073
124,366	*	Endo International plc	8,708
4,519	*	Fluidigm Corp	133
821,991	*	Gilead Sciences, Inc	68,151
963,615		GlaxoSmithKline plc	25,657
3,597	*,e	Hyperion Therapeutics, Inc	94
4,270	*,e	Immunogen, Inc	51
57,898	*,e	Immunomedics, Inc	211
176,347	*	Incyte Corp	9,953
13,244	*,e	Ironwood Pharmaceuticals, Inc	203
1,177,080		Johnson & Johnson	123,146
295,280	*,e	MannKind Corp	3,245
1,453,994		Merck & Co, Inc	84,114
45,630		Merck KGaA	3,957
2,234	*	Mettler-Toledo International, Inc	566
28,031	*,e	MiMedx Group, Inc	199
2,769	*	Momenta Pharmaceuticals, Inc	34
243,310	*	Nektar Therapeutics	3,119
428,605		Novartis AG.	38,814
455,725		Novo Nordisk AS	21,033
200,087	*,e	Opko Health, Inc	1,769
221,422	*,e	Orexigen Therapeutics, Inc	1,368
12,565		PerkinElmer, Inc	589
14,463	*	Prestige Brands Holdings, Inc	490
14,195	*,e	Repros Therapeutics, Inc	246
128,613		Roche Holding AG.	38,321
126,568	*	Salix Pharmaceuticals Ltd	15,612
123,194	*,e	Sangamo Biosciences, Inc	1,881
120,198	*,e	Sarepta Therapeutics, Inc	3,581
232,800		Takeda Pharmaceutical Co Ltd	10,805
2,368		Techne Corp	219
142,628		Thermo Electron Corp	16,830
16,960	*	United Therapeutics Corp	1,501
103,739	*	Vertex Pharmaceuticals, Inc	9,822
340,392	*,e	Vivus, Inc	1,811
61,330	*	Waters Corp	6,405
33,288	*	Xenoport, Inc	161
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	741,977

REAL ESTATE - 2.3%
64,700		Aeon Mall Co Ltd	1,706
19,852		American Campus Communities, Inc	759
445,452		American Tower Corp	40,082
1,501,292		Annaly Capital Management, Inc	17,160
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,000		AvalonBay Communities, Inc	$142
120,047		Boston Properties, Inc	14,187
248,240		British Land Co plc	2,983
2,125,000		CapitaLand Ltd	5,457
3,498,000		CapitaMall Trust	5,545
195,955	*	CBRE Group, Inc	6,278
198,835	e	CFS Gandel Retail Trust	382
151,000	e	City Developments Ltd	1,241
340,764		Crown Castle International Corp	25,305
207,000		Daiwa House Industry Co Ltd	4,291
2,200,199		DB RREEF Trust	2,303
5,728	e	Digital Realty Trust, Inc	334
22,121		Douglas Emmett, Inc	624
165,551		Duke Realty Corp	3,006
129,435		Equity Residential	8,154
300,754		First Industrial Realty Trust, Inc	5,666
2,732	*	Forest City Enterprises, Inc (Class A)	54
15,042		Gecina S.A.	2,192
435,396		GPT Group (ASE)	1,577
533,654		HCP, Inc	22,083
100,063		Health Care REIT, Inc	6,271
12,227		Healthcare Realty Trust, Inc	311
736,502		Host Marriott Corp	16,210
16,556		Invesco Mortgage Capital, Inc	287
82,000		Keppel Land Ltd	222
291,636		Land Securities Group plc	5,168
59,200		Lend Lease Corp Ltd	732
381,212		Liberty International plc	2,033
37,196		Liberty Property Trust	1,411
54,403		Macerich Co	3,631
163,958	e	Macquarie Goodman Group	781
24,518		Mid-America Apartment Communities, Inc	1,791
727,767		Mirvac Group	1,225
305,810		Mitsui Fudosan Co Ltd	10,321
514,236		Prologis, Inc	21,130
92,736	e	Ryman Hospitality Properties	4,465
623,984		Segro plc	3,684
255,853		Simon Property Group, Inc	42,543
1,157,314	e	Stockland Trust Group	4,233
33,000		Swire Pacific Ltd (Class A)	406
35,276		Unibail-Rodamco	10,266
96,747		Ventas, Inc	6,202
142,947		Vornado Realty Trust	15,257
14,386	e	Weyerhaeuser Co	476
		TOTAL REAL ESTATE	330,567

RETAILING - 2.3%
127,624	e	American Eagle Outfitters, Inc	1,432
32,439	*	Ann Taylor Stores Corp	1,335
39,356	*	AutoZone, Inc	21,104
19,109	*	Barnes & Noble, Inc	435
200,028	*	Bed Bath & Beyond, Inc	11,478
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
132,772		Best Buy Co, Inc	$4,117
10,162		Big 5 Sporting Goods Corp	125
810	*	Blue Nile, Inc	23
7,961	*,e	Cabela’s, Inc	497
7,000		Canadian Tire Corp Ltd	672
81,708	*	Carmax, Inc	4,250
12,500		Fast Retailing Co Ltd	4,118
67,898		Foot Locker, Inc	3,444
512,825		Gap, Inc	21,318
243,170		Genuine Parts Co	21,350
23,293		GNC Holdings, Inc	794
2,200		Haverty Furniture Cos, Inc	55
197,899		Hennes & Mauritz AB (B Shares)	8,640
50,701	*	HomeAway, Inc	1,765
26,410		HSN, Inc	1,564
48,910		Inditex S.A.	7,527
50,000	e	Jardine Cycle & Carriage Ltd	1,777
417,700		Kingfisher plc	2,564
234,875		Kohl’s Corp	12,373
2,891,620		Li & Fung Ltd	4,283
759,905	*	Liberty Interactive Corp	22,311
19,712	*	LKQ Corp	526
912,358		Lowe’s Companies, Inc	43,784
203,285		Macy’s, Inc	11,795
210,991		Marks & Spencer Group plc	1,535
14,720	*	NetFlix, Inc	6,486
6,288	*	New York & Co, Inc	23
6,625		Next plc	733
66,728		Nordstrom, Inc	4,533
2,000		Nutri/System, Inc	34
217,335	*	Office Depot, Inc	1,237
110,163	*	Orbitz Worldwide, Inc	980
8,683	*,e	Outerwall, Inc	515
35,119		Pier 1 Imports, Inc	541
147		PPR	32
16,391		Ross Stores, Inc	1,084
49,713	*	Shutterfly, Inc	2,141
25,824		Signet Jewelers Ltd	2,856
567,973	e	Staples, Inc	6,157
3,300		Stein Mart, Inc	46
600,720		Target Corp	34,812
16,714		Tiffany & Co	1,676
696,291		TJX Companies, Inc	37,008
105,864	*	TripAdvisor, Inc	11,503
2,150	*	Vitacost.com, Inc	13
111,000	e	Yamada Denki Co Ltd	396
		TOTAL RETAILING	329,797

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
66,931	*,e	Advanced Micro Devices, Inc	280
10,479		Analog Devices, Inc	567
1,861,490		Applied Materials, Inc	41,977
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
86,696		ASML Holding NV	$8,085
15,582	*,e	Cirrus Logic, Inc	354
5,894	*	Freescale Semiconductor Holdings Ltd	139
2,647,489		Intel Corp	81,808
6,138	*	International Rectifier Corp	171
21,682	*	Lam Research Corp	1,465
9,064	e	Microchip Technology, Inc	442
541,931	*	ON Semiconductor Corp	4,953
97,903	*	Skyworks Solutions, Inc	4,598
266,513		STMicroelectronics NV	2,388
97,663	*,e	SunPower Corp	4,002
40,230	e	Teradyne, Inc	789
987,220		Texas Instruments, Inc	47,179
6,900		Tokyo Electron Ltd	470
41,101	*	Triquint Semiconductor, Inc	650
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	200,317

SOFTWARE & SERVICES - 4.8%
527,384		Accenture plc	42,634
529,300	*	Adobe Systems, Inc	38,300
1,660		Advent Software, Inc	54
7,095		Amadeus IT Holding S.A.	292
86,986	*,e	Angie’s List, Inc	1,039
234,202	*	AOL, Inc	9,319
1,856	*	Aspen Technology, Inc	86
2,133		Atos Origin S.A.	178
201,046	*	Autodesk, Inc	11,335
46,648	*	Brightcove, Inc	492
128,405		Broadridge Financial Solutions, Inc	5,347
485,524		CA, Inc	13,954
24,502	*	Cadence Design Systems, Inc	428
37,120		Cap Gemini S.A.	2,649
24,400	*	CGI Group, Inc	865
762,378	*	Cognizant Technology Solutions Corp (Class A)	37,288
124,867		Compuware Corp	1,247
14,644	*	comScore, Inc	520
20,058		Convergys Corp	430
50,889	*,e	Conversant, Inc	1,293
154,947	*,e	Demand Media, Inc	747
5,179	*,e	E2open, Inc	107
2,100		EPIQ Systems, Inc	29
6,214	e	Factset Research Systems, Inc	747
5,718		Fair Isaac Corp	365
30,365	*	Fortinet, Inc	763
592,000	*	Fujitsu Ltd	4,436
150,773	*,e	Glu Mobile, Inc	754
136,927	*	Google, Inc	78,771
135,951	*	Google, Inc (Class A)	79,487
49,328	*	Higher One Holdings, Inc	188
8,867	*	Infoblox, Inc	117
91,530	*	Informatica Corp	3,263
462,124		International Business Machines Corp	83,769
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
409,298		Intuit, Inc	$32,961
16,036	e	j2 Global, Inc	816
52,506	*,e	Liquidity Services, Inc	827
10,028	*	Marchex, Inc (Class B)	120
17,866	*,e	Marketo, Inc	519
1,000		MAXIMUS, Inc	43
39,456	e	Mercadolibre, Inc	3,764
158,195	*	Monster Worldwide, Inc	1,035
3,035	*	NetSuite, Inc	264
19,743	*,e	NeuStar, Inc (Class A)	514
10,700		Nomura Research Institute Ltd	337
20,400		NTT Data Corp	784
7,800		Open Text Corp	374
30,103	*	OpenTable, Inc	3,119
1,827,742		Oracle Corp	74,078
60,249	*	QuinStreet, Inc	332
22,824	*,e	Rally Software Development Corp	249
15,039	*	Rosetta Stone, Inc	146
7,887	*	Rovi Corp	189
587,432	*	Salesforce.com, Inc	34,118
228,532		SAP AG.	17,609
10,057	*	Seachange International, Inc	81
102,450	*,e	ServiceSource International LLC	594
5,854	*	SolarWinds, Inc	226
2,000	*	SPS Commerce, Inc	126
15,370	*	Stamps.com, Inc	518
976,463		Symantec Corp	22,361
6,468	*	Syntel, Inc	556
4,529	*,e	Tangoe, Inc	68
20,999	*	Teradata Corp	844
6,527	*	Ultimate Software Group, Inc	902
16,010	*	Unisys Corp	396
1,170	*	Vasco Data Security International	14
2,801,433		Xerox Corp	34,850
25,674	*	Xoom Corp	677
1,015,045	*	Yahoo!, Inc	35,658
		TOTAL SOFTWARE & SERVICES	691,362

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
8,103		Adtran, Inc	183
116,347	*	Aruba Networks, Inc	2,038
4,234		Belden CDT, Inc	331
2,571	*	Benchmark Electronics, Inc	66
3,306		Black Box Corp	78
3,303	*	Calix Networks, Inc	27
254,100	e	Canon, Inc	8,304
14,572	*	Checkpoint Systems, Inc	204
2,984,256		Cisco Systems, Inc	74,159
53,700		Citizen Watch Co Ltd	422
9,600	*	Cognex Corp	369
909	*	Coherent, Inc	60
353,821		Corning, Inc	7,766
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
227,821	*,e	Cray, Inc	$6,060
4,840	*	Digi International, Inc	46
3,605	*	DTS, Inc	66
1,318	*	Electronics for Imaging, Inc	60
1,720,163		EMC Corp	45,309
1,358		FEI Co	123
103,068	*,e	Finisar Corp	2,036
90,753	*	Flextronics International Ltd	1,005
344,314	*	Fusion-io, Inc	3,891
1,568,789		Hewlett-Packard Co	52,837
5,600		Hitachi High-Technologies Corp	133
59,600		Ibiden Co Ltd	1,202
166,234	*	Ingram Micro, Inc (Class A)	4,856
11,659	*	Insight Enterprises, Inc	358
7,090		InterDigital, Inc	339
5,000	*,e	InvenSense, Inc	113
30,066	*,e	IPG Photonics Corp	2,069
1,920	*	Itron, Inc	78
41,052		Jabil Circuit, Inc	858
15,646	*	Kemet Corp	90
188,500		Konica Minolta Holdings, Inc	1,863
69,200		Kyocera Corp	3,286
54,381		Lexmark International, Inc (Class A)	2,619
195,721		Motorola, Inc	13,029
32,300		Murata Manufacturing Co Ltd	3,029
2,100		National Instruments Corp	68
7,919	*	Netgear, Inc	275
45,500		Omron Corp	1,919
69,596	*	Oplink Communications, Inc	1,181
500	*	OSI Systems, Inc	33
1,774		Plantronics, Inc	85
1,420	*	Plexus Corp	61
53,913	*	QLogic Corp	544
854,280		Qualcomm, Inc	67,659
23,440	*	RealD, Inc	299
2,500	*	Rofin-Sinar Technologies, Inc	60
1,300	*	Scansource, Inc	50
152,709		Seagate Technology, Inc	8,677
20,387	*,e	Silicon Graphics International Corp	196
61,142	*	Super Micro Computer, Inc	1,545
1,417	*	SYNNEX Corp	103
48,800		TDK Corp	2,291
5,429	*	Tech Data Corp	339
13,773	*	TTM Technologies, Inc	113
10,708	*,e	Universal Display Corp	344
2,708	*	Vishay Precision Group, Inc	45
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	325,249

TELECOMMUNICATION SERVICES - 1.5%
29,248	*	Boingo Wireless, Inc	200
1,135,087		BT Group plc	7,459
1,019,915		CenturyTel, Inc	36,921
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
161,417	*	Cincinnati Bell, Inc	$634
2,650	e	Consolidated Communications Holdings, Inc	59
5,740		IDT Corp (Class B)	100
124,952	*,e	Iridium Communications, Inc	1,057
178,800		KDDI Corp	10,909
29,997	*	Level 3 Communications, Inc	1,317
102,800		Nippon Telegraph & Telephone Corp	6,407
532,600		NTT DoCoMo, Inc	9,092
86,400	e	Rogers Communications, Inc (Class B)	3,477
166,700		Softbank Corp	12,423
3,417,473	*	Sprint Corp	29,151
14,008		Swisscom AG.	8,137
699,891		TeliaSonera AB	5,110
20,600		TELUS Corp	768
68,610	*	tw telecom inc (Class A)	2,766
1,157,001		Verizon Communications, Inc	56,612
4,816,507		Vodafone Group plc	16,098
266,368	*	Vonage Holdings Corp	999
		TOTAL TELECOMMUNICATION SERVICES	209,696

TRANSPORTATION - 1.6%
44,476		Abertis Infraestructuras S.A. (Continuous)	1,023
102,353		Alaska Air Group, Inc	9,729
773		Allegiant Travel Co	91
4,146		Arkansas Best Corp	180
575,682		Auckland International Airport Ltd	1,965
104,766		Autostrade S.p.A.	2,985
112,409	*	Avis Budget Group, Inc	6,710
203,200		Canadian National Railway Co	13,216
30,500		Central Japan Railway Co	4,354
1,084,254		CSX Corp	33,406
134,669		Deutsche Lufthansa AG.	2,891
465,498		Deutsche Post AG.	16,802
71,700		East Japan Railway Co	5,649
8,074	*	Echo Global Logistics, Inc	155
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	382
103,000		Mitsui OSK Lines Ltd	384
2,037,197		MTR Corp	7,845
265,109		Norfolk Southern Corp	27,314
413,000		Singapore Airlines Ltd	3,437
292,398		Southwest Airlines Co	7,854
228,000		Tokyu Corp	1,617
128,533		Transurban Group	896
334,212		Union Pacific Corp	33,338
510,592		United Parcel Service, Inc (Class B)	52,417
		TOTAL TRANSPORTATION	234,640

UTILITIES - 2.1%
29,928		AGL Energy Ltd	437
8,000		American States Water Co	266
13,544		American Water Works Co, Inc	670
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
257,758	*	Calpine Corp	$6,137
255,104		Centerpoint Energy, Inc	6,515
837,282		Centrica plc	4,474
574		Chesapeake Utilities Corp	41
333,075		Cleco Corp	19,635
881,500		CLP Holdings Ltd	7,241
455,602		Consolidated Edison, Inc	26,306
200,987		Duke Energy Corp	14,911
28,688		Enel Green Power S.p.A	81
714,259		Energias de Portugal S.A.	3,584
3,046,709		Hong Kong & China Gas Ltd	6,667
1,138,700		Iberdrola S.A.	8,710
7,771		Integrys Energy Group, Inc	553
14,435		MDU Resources Group, Inc	507
93,713		MGE Energy, Inc	3,703
1,088,320		National Grid plc	15,668
11,280		New Jersey Resources Corp	645
443,338		NextEra Energy, Inc	45,433
620,350		NiSource, Inc	24,405
334,247		Northeast Utilities	15,800
1,420	e	Ormat Technologies, Inc	41
51,000		Osaka Gas Co Ltd	214
854,185		Pepco Holdings, Inc	23,473
196,407		Piedmont Natural Gas Co, Inc	7,348
31,789		Public Service Enterprise Group, Inc	1,297
455,571		Scottish & Southern Energy plc	12,204
253,916		Sempra Energy	26,588
27,089		SJW Corp	737
512,050		Snam Rete Gas S.p.A.	3,084
46,662		South Jersey Industries, Inc	2,819
85		SP AusNet	0	^
50,626		Suez Environnement S.A.	968
90,839	e	TECO Energy, Inc	1,679
658,790		Tokyo Gas Co Ltd	3,848
11,190		UGI Corp	565
1,494		Unitil Corp	51
5,427		UNS Energy Corp	328
27,296		WGL Holdings, Inc	1,176
46,752		Wisconsin Energy Corp	2,194
107,597		Xcel Energy, Inc	3,468
		TOTAL UTILITIES	304,471
		TOTAL COMMON STOCKS	8,553,043
		(Cost $5,420,609)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*,e	Federal Home Loan Mortgage Corp	2,543
740,991	*	Federal National Mortgage Association (FNMA)	7,669
14,500	*	M&T Bank Corp	14,319
		TOTAL BANKS	24,531
		TOTAL PREFERRED STOCKS	24,531
		(Cost $38,865)
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
422,410		Repsol S.A.			$288
		TOTAL ENERGY			288

		TOTAL RIGHTS / WARRANTS			288
		(Cost $278)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.8%
GOVERNMENT AGENCY DEBT - 0.4%
$16,000,000		Federal Home Loan Bank (FHLB)	0.080%	10/08/14	15,998
33,000,000		FHLB	0.077	11/05/14	32,993
8,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	08/26/14	7,999
		TOTAL GOVERNMENT AGENCY DEBT			56,990

TREASURY DEBT - 6.3%
17,000,000	w	United States Treasury Bill	0.061	07/10/14	17,000
199,600,000	w	United States Treasury Bill	0.056-0.116	07/24/14	199,587
23,500,000		United States Treasury Bill	0.050-0.053	08/14/14	23,499
134,500,000	w	United States Treasury Bill	0.075-0.135	08/21/14	134,480
23,000,000		United States Treasury Bill	0.046	11/20/14	22,995
150,500,000	w	United States Treasury Bill	0.060-0.097	04/02/15	150,431
108,200,000	w	United States Treasury Bill	0.090-0.100	04/30/15	108,139
212,700,000	w	United States Treasury Bill	0.090-0.096	05/28/15	212,519
41,200,000		United States Treasury Bill	0.096	06/25/15	41,157
		TOTAL TREASURY DEBT			909,807

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
GOVERNMENT AGENCY DEBT - 0.6%
10,000,000		Federal Home Loan Bank (FHLB)	0.050	07/30/14	9,999
15,500,000		FHLB	0.100	08/01/14	15,499
46,000,000		FHLB	0.050-0.057	08/08/14	45,997
10,150,000		Federal National Mortgage Association (FNMA)	0.040	07/23/14	10,150
		TOTAL GOVERNMENT AGENCY DEBT			81,645

TREASURY DEBT - 1.5%
8,000,000		United States Treasury Bill	0.060	07/24/14	8,000
50,000,000		United States Treasury Bill	0.060-0.118	08/21/14	49,994
8,000,000		United States Treasury Bill	0.080	09/04/14	8,000
5,000,000		United States Treasury Bill	0.095	01/08/15	4,999
30,000,000		United States Treasury Bill	0.061-0.101	02/05/15	29,990
55,800,000		United States Treasury Bill	0.080-0.110	03/05/15	55,778
10,000,000		United States Treasury Bill	0.090	05/28/15	9,991
44,000,000		United States Treasury Bill	0.096-0.101	06/25/15	43,954
		TOTAL TREASURY DEBT			210,706
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	VALUE (000)
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	$292,351

	TOTAL SHORT-TERM INVESTMENTS	1,259,148
	(Cost $1,259,076)
	TOTAL INVESTMENTS - 107.1%	15,344,859
	(Cost $12,117,510)
	OTHER ASSETS & LIABILITIES, NET - (7.1)%	(1,012,657)
	NET ASSETS - 100.0%	$14,332,202

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $324,860,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2014 the aggregate value of these securities was $528,192,000, or 3.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

ASSET BACKED - 0.6%
$17,384,996		Honda Auto Receivables Owner Trust	0.180%	05/18/15	$17,385
15,287,416		Hyundai Auto Receivables Trust	0.180	05/15/15	15,287
15,000,000		Nissan Auto Lease Trust	0.180	06/15/15	15,000
21,833,531		Volkswagen Auto Loan Enhanced Trust	0.190	05/20/15	21,834
		TOTAL ASSET BACKED			69,506

CERTIFICATE OF DEPOSIT - 5.0%
25,000,000		Banco Del Estado de Chile	0.210	08/04/14	25,000
50,000,000		Banco Del Estado de Chile	0.210	08/25/14	50,000
40,000,000		Banco Del Estado de Chile	0.190	09/22/14	40,000
25,000,000		Banco Del Estado de Chile	0.190	09/24/14	25,000
50,000,000		Bank of Montreal	0.170	08/26/14	50,000
50,000,000		Bank of Montreal	0.170	09/05/14	50,000
25,000,000		Bank of Nova Scotia	0.140	09/22/14	25,000
24,000,000		Bank of Nova Scotia	0.140	09/25/14	24,000
50,000,000		Korea Development Bank	0.210	07/28/14	50,000
11,875,000		Korea Development Bank	0.220	08/22/14	11,875
25,000,000		Toronto-Dominion Bank	0.150	08/08/14	25,000
35,000,000		Toronto-Dominion Bank	0.130	08/11/14	35,000
30,000,000		Toronto-Dominion Bank	0.110	08/12/14	30,000
40,000,000		Toronto-Dominion Bank	0.150	09/02/14	40,000
50,000,000		Toronto-Dominion Bank	0.160	10/02/14	50,000
50,000,000		US Bank NA	0.140	09/02/14	50,000
		TOTAL CERTIFICATE OF DEPOSIT			580,875

COMMERCIAL PAPER - 38.7%
25,000,000		American Honda Finance Corp	0.115	07/07/14	24,999
10,000,000		American Honda Finance Corp	0.120	07/08/14	10,000
50,000,000		American Honda Finance Corp	0.090	07/15/14	49,998
20,000,000		American Honda Finance Corp	0.105	07/21/14	19,999
20,000,000		American Honda Finance Corp	0.100	07/22/14	19,999
25,000,000		American Honda Finance Corp	0.115	08/11/14	24,997
25,000,000		American Honda Finance Corp	0.115	08/25/14	24,995
40,000,000		American Honda Finance Corp	0.100	09/22/14	39,991
65,000,000	y	Australia & New Zealand Banking Group Ltd	0.150	07/11/14	64,997
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.145	07/23/14	49,996
25,000,000	y	Australia & New Zealand Banking Group Ltd	0.140	09/05/14	24,994
47,000,000	y	Australia & New Zealand Banking Group Ltd	0.155-0.165	09/15/14	46,984
30,000,000	y	Australia & New Zealand Banking Group Ltd	0.167	09/16/14	29,989
28,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	10/07/14	27,987
26,975,000		Bank of Nova Scotia	0.140-0.195	07/02/14	26,975
10,000,000		Bank of Nova Scotia	0.155	07/29/14	9,999
394

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,200,000		Bank of Nova Scotia	0.145-0.155%	08/11/14	$10,198
25,000,000		Bank of Nova Scotia	0.160	08/19/14	24,995
15,000,000		Bank of Nova Scotia	0.155	08/26/14	14,996
15,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110	07/03/14	15,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	07/07/14	49,999
15,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.140	07/08/14	14,999
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	07/16/14	19,999
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.110	07/17/14	19,999
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.160	08/19/14	19,996
38,500,000	y	Bedford Row Funding Corp	0.155	07/01/14	38,500
33,000,000	y	Bedford Row Funding Corp	0.240-0.260	11/03/14	32,971
3,150,000	y	Bedford Row Funding Corp	0.230	12/17/14	3,147
25,000,000	y	Coca-Cola Co	0.180	08/04/14	24,996
27,785,000	y	Coca-Cola Co	0.120	08/21/14	27,780
6,050,000	y	Coca-Cola Co	0.190	09/03/14	6,048
800,000	y	Coca-Cola Co	0.190	09/05/14	800
40,000,000	y	Coca-Cola Co	0.110	09/18/14	39,990
30,000,000	y	Coca-Cola Co	0.120	09/23/14	29,991
20,000,000	y	Coca-Cola Co	0.120	10/03/14	19,994
11,010,000	y	Coca-Cola Co	0.140	10/30/14	11,005
30,000,000	y	Commonwealth Bank of Australia	0.160	07/07/14	29,999
38,000,000	y	Commonwealth Bank of Australia	0.155-0.160	07/10/14	37,998
30,000,000	y	Commonwealth Bank of Australia	0.145	08/07/14	29,996
10,000,000	y	Commonwealth Bank of Australia	0.142	08/08/14	9,998
20,000,000	y	Commonwealth Bank of Australia	0.130	08/18/14	19,997
8,545,000	y	Commonwealth Bank of Australia	0.140	09/02/14	8,543
25,000,000	y	DBS Bank Ltd	0.205	08/05/14	24,995
4,575,000	y	DBS Bank Ltd	0.145	08/14/14	4,574
30,000,000	y	DBS Bank Ltd	0.185	08/22/14	29,992
4,410,000	y	DBS Bank Ltd	0.220	08/26/14	4,408
3,835,000	y	DBS Bank Ltd	0.245	11/21/14	3,831
12,500,000		Exxon Mobil Corp	0.090	07/30/14	12,499
24,400,000	y	Fairway Finance LLC	0.150	07/02/14	24,400
24,969,000	y	Fairway Finance LLC	0.080	07/07/14	24,969
13,109,000	y	Fairway Finance LLC	0.140	07/22/14	13,108
25,000,000	y	Fairway Finance LLC	0.140	07/24/14	24,998
20,000,000	y	Fairway Finance LLC	0.140	07/29/14	19,998
25,000,000	y	Fairway Finance LLC	0.140	08/05/14	24,996
20,000,000	y	Fairway Finance LLC	0.140	08/07/14	19,997
30,000,000	y	Fairway Finance LLC	0.180	08/18/14	29,993
18,000,000	y	Fairway Finance LLC	0.180	08/19/14	17,995
4,938,000	y	Fairway Finance LLC	0.180	08/25/14	4,937
17,000,000	y	Fairway Finance LLC	0.180	08/26/14	16,995
45,000,000		General Electric Capital Corp	0.150	08/15/14	44,992
30,000,000		General Electric Capital Corp	0.120	09/17/14	29,992
50,000,000		General Electric Capital Corp	0.120	09/26/14	49,986
40,000,000		General Electric Capital Corp	0.140	09/29/14	39,986
31,665,000		General Electric Capital Corp	0.120	10/03/14	31,655
17,375,000	y	Hydro-Quebec	0.100	07/22/14	17,374
9,000,000	y	Hydro-Quebec	0.090	07/29/14	8,999
10,800,000	y	Hydro-Quebec	0.090	07/31/14	10,799
12,500,000	y	Hydro-Quebec	0.090	08/12/14	12,499
30,000,000	y	Hydro-Quebec	0.100	08/22/14	29,996
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000	y	Hydro-Quebec	0.100%	09/03/14	$19,996
50,000,000	y	International Business Machines Corp	0.095	07/28/14	49,996
23,100,000	y	International Business Machines Corp	0.085	07/29/14	23,098
42,500,000	y	International Business Machines Corp	0.095-0.100	08/01/14	42,497
2,100,000	y	International Business Machines Corp	0.110	08/14/14	2,100
90,000,000	y	International Business Machines Corp	0.100	09/04/14	89,984
30,000,000	y	International Business Machines Corp	0.105	09/16/14	29,993
20,000,000	y	International Business Machines Corp	0.110	09/17/14	19,995
50,000,000	y	International Business Machines Corp	0.090	09/22/14	49,990
5,000,000	y	Jupiter Securitization Co LLC	0.150	07/15/14	5,000
18,530,000	y	Liberty Street Funding LLC	0.160	07/01/14	18,530
35,000,000	y	Liberty Street Funding LLC	0.175-0.180	07/23/14	34,996
20,000,000	y	Liberty Street Funding LLC	0.170	08/04/14	19,997
29,500,000	y	Liberty Street Funding LLC	0.160-0.175	08/05/14	29,495
20,000,000	y	Liberty Street Funding LLC	0.175	08/07/14	19,996
28,000,000	y	Liberty Street Funding LLC	0.175	08/08/14	27,995
8,590,000	y	Liberty Street Funding LLC	0.150	08/11/14	8,589
50,215,000	y	Microsoft Corp	0.090-0.100	08/06/14	50,210
55,000,000	y	Microsoft Corp	0.090-0.100	08/13/14	54,994
30,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.170	08/19/14	29,993
20,000,000	y	National Australia Funding Delaware, Inc	0.135	07/03/14	20,000
30,000,000	y	National Australia Funding Delaware, Inc	0.125	07/22/14	29,998
30,000,000	y	National Australia Funding Delaware, Inc	0.145	07/28/14	29,997
25,000,000	y	National Australia Funding Delaware, Inc	0.130	07/29/14	24,997
8,335,000	y	National Australia Funding Delaware, Inc	0.130	08/12/14	8,334
30,000,000	y	National Australia Funding Delaware, Inc	0.150	09/03/14	29,992
20,000,000	y	National Australia Funding Delaware, Inc	0.125	10/01/14	19,993
20,000,000	y	Nestle Capital Corp	0.100	07/17/14	19,999
30,000,000	y	Nestle Capital Corp	0.130	08/06/14	29,996
14,065,000	y	Nestle Capital Corp	0.100	08/18/14	14,063
50,000,000	y	Nestle Capital Corp	0.095	09/10/14	49,991
15,000,000	y	Old Line Funding LLC	0.130	07/21/14	14,999
7,000,000	y	Old Line Funding LLC	0.170	08/06/14	6,999
9,000,000	y	Old Line Funding LLC	0.150	08/18/14	8,998
20,000,000	y	Old Line Funding LLC	0.175	08/26/14	19,994
20,000,000	y	Old Line Funding LLC	0.170	09/25/14	19,992
16,975,000	y	Old Line Funding LLC	0.170	10/01/14	16,968
8,120,000	y	Old Line Funding LLC	0.170	10/20/14	8,116
41,550,000	y	Old Line Funding LLC	0.180	10/22/14	41,526
45,000,000		PACCAR Financial Corp	0.120-0.125	07/11/14	44,999
14,700,000		PACCAR Financial Corp	0.080	07/24/14	14,699
18,255,000		PACCAR Financial Corp	0.100	08/11/14	18,253
15,425,000		PACCAR Financial Corp	0.105	08/14/14	15,423
4,750,000		PACCAR Financial Corp	0.105	09/04/14	4,749
30,738,000		PACCAR Financial Corp	0.115-0.120	09/18/14	30,730
7,000,000	y	Private Export Funding Corp (PEFCO)	0.150	07/14/14	7,000
1,400,000	y	PEFCO	0.140	08/07/14	1,400
20,000,000	y	PEFCO	0.120	09/09/14	19,995
30,000,000	y	Procter & Gamble Co	0.100	07/08/14	29,999
4,650,000	y	Procter & Gamble Co	0.100	07/09/14	4,650
11,600,000	y	Procter & Gamble Co	0.100	07/15/14	11,600
25,000,000	y	Procter & Gamble Co	0.090	07/17/14	24,999
10,000,000	y	Procter & Gamble Co	0.100	07/21/14	9,999
25,000,000	y	Procter & Gamble Co	0.090	07/22/14	24,999
10,000,000	y	Procter & Gamble Co	0.090	07/24/14	9,999
25,000,000	y	Procter & Gamble Co	0.080	07/25/14	24,999
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$28,000,000	y	Procter & Gamble Co	0.100%	08/12/14	$27,997
8,000,000	y	Procter & Gamble Co	0.090	09/04/14	7,999
15,000,000	y	Procter & Gamble Co	0.110	09/08/14	14,997
39,500,000	y	Procter & Gamble Co	0.100	09/10/14	39,492
35,000,000	y	Procter & Gamble Co	0.100	09/16/14	34,992
54,750,000		Province of British Columbia	0.120	07/14/14	54,748
22,675,000		Province of Ontario Canada	0.080	07/03/14	22,675
46,285,000		Province of Ontario Canada	0.100	07/07/14	46,284
4,565,000		Province of Ontario Canada	0.100	07/08/14	4,565
31,147,000		Province of Ontario Canada	0.080-0.100	07/10/14	31,146
51,611,000		Province of Ontario Canada	0.080-0.110	07/14/14	51,609
28,507,000		Province of Ontario Canada	0.100	07/28/14	28,505
18,200,000		Province of Ontario Canada	0.100	07/29/14	18,199
20,000,000		Province of Ontario Canada	0.105	07/31/14	19,998
20,000,000		Province of Ontario Canada	0.090	09/02/14	19,997
15,920,000		Province of Ontario Canada	0.095	09/03/14	15,917
1,935,000		Province of Ontario Canada	0.095	09/04/14	1,935
33,600,000		Province of Ontario Canada	0.095	09/08/14	33,594
2,866,000		Province of Ontario Canada	0.110	09/30/14	2,865
8,120,000	y	Province of Quebec Canada	0.100	07/07/14	8,120
50,000,000	y	Province of Quebec Canada	0.100	07/08/14	49,999
20,590,000	y	Province of Quebec Canada	0.100	07/10/14	20,589
25,000,000	y	Province of Quebec Canada	0.100	07/22/14	24,998
45,000,000	y	Province of Quebec Canada	0.075	07/23/14	44,998
15,000,000	y	Province of Quebec Canada	0.100	07/29/14	14,999
14,025,000	y	Province of Quebec Canada	0.090-0.100	08/07/14	14,024
10,000,000	y	Province of Quebec Canada	0.085	08/12/14	9,999
35,000,000	y	Province of Quebec Canada	0.100	09/04/14	34,994
30,000,000	y	Province of Quebec Canada	0.095	09/05/14	29,995
14,500,000	y	PSP Capital, Inc	0.135	07/07/14	14,500
20,000,000	y	PSP Capital, Inc	0.140	07/08/14	19,999
30,000,000	y	PSP Capital, Inc	0.150	07/16/14	29,998
10,000,000	y	PSP Capital, Inc	0.140	07/25/14	9,999
4,350,000	y	PSP Capital, Inc	0.270	07/28/14	4,349
11,700,000	y	PSP Capital, Inc	0.150	08/01/14	11,699
20,000,000	y	PSP Capital, Inc	0.145	08/20/14	19,996
20,000,000	y	PSP Capital, Inc	0.160	09/15/14	19,993
50,000,000	y	PSP Capital, Inc	0.150	09/16/14	49,984
30,000,000	y	PSP Capital, Inc	0.150	09/19/14	29,990
5,856,000	y	Thunder Bay Funding LLC	0.180	07/03/14	5,856
30,000,000	y	Thunder Bay Funding LLC	0.170	07/21/14	29,997
35,067,000	y	Thunder Bay Funding LLC	0.150	08/20/14	35,060
18,750,000	y	Thunder Bay Funding LLC	0.170	10/20/14	18,740
50,000,000	y	Toronto-Dominion Holdings USA, Inc	0.100	07/28/14	49,996
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.110	08/05/14	29,997
50,000,000		Toyota Motor Credit Corp	0.100	09/09/14	49,990
50,000,000		Toyota Motor Credit Corp	0.100	09/17/14	49,989
40,000,000		Toyota Motor Credit Corp	0.120	09/24/14	39,989
25,000,000		Unilever NV	0.100	07/08/14	24,999
23,000,000	y	United Overseas Bank Ltd	0.200	07/21/14	22,998
20,000,000	y	United Overseas Bank Ltd	0.175	07/22/14	19,998
10,000,000	y	United Overseas Bank Ltd	0.200	08/11/14	9,998
27,050,000	y	United Overseas Bank Ltd	0.140-0.200	08/19/14	27,043
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,150,000	y	United Overseas Bank Ltd	0.250%	08/27/14	$2,149
15,000,000	y	United Overseas Bank Ltd	0.215	09/10/14	14,994
3,500,000	y	United Overseas Bank Ltd	0.230	09/22/14	3,498
12,000,000	y	United Overseas Bank Ltd	0.200	10/10/14	11,993
60,000,000	y	United Overseas Bank Ltd	0.240	10/14/14	59,962
30,000,000	y	Wal-Mart Stores, Inc	0.090	07/31/14	29,998
5,000,000		Wells Fargo & Co	0.140	07/10/14	5,000
50,000,000	y	Westpac Banking Corp	0.140	07/01/14	50,000
35,000,000	y	Westpac Banking Corp	0.190	09/26/14	34,984
		TOTAL COMMERCIAL PAPER			4,546,648

GOVERNMENT AGENCY DEBT - 31.0%
116,404,000		Federal Home Loan Bank (FHLB)	0.042-0.065	07/02/14	116,404
46,428,000		FHLB	0.050-0.060	07/07/14	46,428
143,100,000		FHLB	0.055-0.060	07/09/14	143,098
24,900,000		FHLB	0.045-0.050	07/11/14	24,900
94,720,000		FHLB	0.050-0.065	07/16/14	94,718
3,300,000		FHLB	0.060	07/17/14	3,300
135,670,000		FHLB	0.048-0.110	07/18/14	135,666
82,230,000		FHLB	0.055-0.092	07/23/14	82,226
109,725,000		FHLB	0.045-0.082	07/25/14	109,721
165,364,000		FHLB	0.055-0.082	07/30/14	165,355
109,255,000		FHLB	0.050-0.060	08/01/14	109,250
27,517,000		FHLB	0.055-0.060	08/04/14	27,515
90,000,000		FHLB	0.058-0.060	08/06/14	89,995
19,825,000		FHLB	0.070	08/07/14	19,824
108,580,000		FHLB	0.050-0.065	08/08/14	108,573
50,000,000		FHLB	0.065	08/12/14	49,996
84,500,000		FHLB	0.055-0.063	08/13/14	84,494
41,400,000		FHLB	0.057	08/15/14	41,397
40,000,000		FHLB	0.065	08/19/14	39,996
64,080,000		FHLB	0.058-0.065	08/20/14	64,075
117,480,000		FHLB	0.062-0.095	08/22/14	117,469
113,300,000		FHLB	0.060-0.065	08/27/14	113,289
137,315,000		FHLB	0.050-0.066	08/29/14	137,301
70,053,000		FHLB	0.062-0.072	09/03/14	70,044
73,690,000		FHLB	0.072-0.080	09/05/14	73,680
5,115,000		FHLB	0.067	09/08/14	5,114
64,859,000		FHLB	0.060-0.080	09/10/14	64,850
131,034,000		FHLB	0.065-0.083	09/12/14	131,015
4,000,000		FHLB	0.140	09/18/14	3,999
139,550,000		FHLB	.060-0.082	09/19/14	139,527
54,350,000		FHLB	0.070-0.076	09/24/14	54,341
8,200,000		FHLB	0.080	09/26/14	8,198
1,355,000		FHLB	0.085	10/03/14	1,355
27,350,000		Federal Home Loan Mortgage Corp (FHLMC)	0.043-0.055	07/01/14	27,350
12,000,000		FHLMC	0.045	07/08/14	12,000
20,529,000		FHLMC	0.070-0.085	07/11/14	20,529
1,350,000		FHLMC	0.080	07/17/14	1,350
11,790,000		FHLMC	0.080	07/21/14	11,789
1,000,000		FHLMC	0.090	08/01/14	1,000
25,000,000		FHLMC	0.045	08/04/14	24,999
30,215,000		FHLMC	0.055-0.070	08/13/14	30,213
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$14,415,000	FHLMC	0.050-0.055%	08/18/14	$14,414
30,794,000	FHLMC	0.058-0.090	08/25/14	30,791
11,270,000	FHLMC	0.055-0.075	08/26/14	11,269
9,800,000	FHLMC	0.055	09/02/14	9,799
4,000,000	FHLMC	0.060	09/08/14	3,999
3,700,000	FHLMC	0.060	09/10/14	3,699
18,500,000	FHLMC	0.060-0.075	09/12/14	18,497
13,100,000	FHLMC	0.060	09/16/14	13,098
26,395,000	FHLMC	0.065-0.075	09/18/14	26,391
50,000,000	FHLMC	0.070	09/24/14	49,992
7,150,000	FHLMC	0.080	09/26/14	7,149
26,200,000	Federal National Mortgage Association (FNMA)	0.072	07/01/14	26,200
25,000,000	FNMA	0.035	07/03/14	25,000
10,000,000	FNMA	0.055	07/09/14	10,000
83,175,000	FNMA	0.052-0.090	07/14/14	83,173
42,950,000	FNMA	0.042-0.050	07/16/14	42,949
51,575,000	FNMA	0.050-0.055	07/28/14	51,573
39,962,000	FNMA	0.065	07/29/14	39,960
68,145,000	FNMA	0.050-0.075	08/18/14	68,140
49,500,000	FNMA	0.045-0.060	08/20/14	49,496
34,250,000	FNMA	0.055-0.065	08/25/14	34,247
8,680,000	FNMA	0.065	08/26/14	8,679
59,380,000	FNMA	0.050-0.057	08/27/14	59,375
33,645,000	FNMA	0.055-0.060	09/03/14	33,642
91,070,000	FNMA	0.055-0.075	09/08/14	91,058
10,000,000	FNMA	0.070	09/09/14	9,999
3,800,000	FNMA	0.070	09/15/14	3,799
64,220,000	FNMA	0.072-0.076	09/17/14	64,210
102,220,000	FNMA	0.060-0.075	09/22/14	102,204
19,200,000	FNMA	0.075	10/01/14	19,196
5,485,000	FNMA	0.075	10/02/14	5,484
10,000,000	FNMA	0.085	11/03/14	9,997
	TOTAL GOVERNMENT AGENCY DEBT			3,633,822

TREASURY DEBT - 14.9%
11,350,000	United States Treasury Bill	0.020-0.030	07/03/14	11,350
50,955,000	United States Treasury Bill	0.031-0.053	07/10/14	50,955
34,645,000	United States Treasury Bill	0.036-0.065	07/17/14	34,644
70,735,000	United States Treasury Bill	0.055-0.078	07/24/14	70,732
40,000,000	United States Treasury Bill	0.024-0.025	08/07/14	39,999
71,005,000	United States Treasury Bill	0.025-0.050	08/14/14	71,002
86,225,000	United States Treasury Bill	0.089-0.096	08/21/14	86,213
64,260,000	United States Treasury Bill	0.025-0.040	08/28/14	64,257
42,440,000	United States Treasury Bill	0.027-0.060	09/04/14	42,437
56,500,000	United States Treasury Bill	0.025-0.030	09/11/14	56,497
30,000,000	United States Treasury Bill	0.025-0.075	09/18/14	29,997
54,000,000	United States Treasury Bill	0.021-0.027	09/25/14	53,997
10,000,000	United States Treasury Bill	0.028	10/02/14	9,999
20,000,000	United States Treasury Bill	0.035	10/09/14	19,998
5,270,000	United States Treasury Bill	0.037	10/16/14	5,270
59,645,000	United States Treasury Bill	0.041-0.096	11/13/14	59,630
12,745,000	United States Treasury Bill	0.062-0.133	12/11/14	12,739
1,175,000	United States Treasury Bill	0.065-0.110	01/08/15	1,174
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$111,325,000		United States Treasury Note	0.625%	07/15/14	$111,345
100,000,000		United States Treasury Note	0.125	07/31/14	100,001
68,050,000		United States Treasury Note	0.500	08/15/14	68,080
59,710,000		United States Treasury Note	0.250	09/15/14	59,732
80,000,000		United States Treasury Note	0.250	09/30/14	80,036
70,000,000		United States Treasury Note	0.500	10/15/14	70,090
100,000,000		United States Treasury Note	0.250	10/31/14	100,052
100,355,000		United States Treasury Note	0.250	11/30/14	100,415
76,010,000		United States Treasury Note	0.250	12/15/14	76,046
16,860,000		United States Treasury Note	0.125	12/31/14	16,860
100,000,000		United States Treasury Note	0.250	01/15/15	100,056
30,000,000		United States Treasury Note	0.250	03/31/15	30,035
53,765,000		United States Treasury Note	0.125	04/30/15	53,778
10,000,000		United States Treasury Note	0.250	05/15/15	10,013
50,000,000		United States Treasury Note	0.375	06/15/15	50,120
		TOTAL TREASURY DEBT			1,747,549

VARIABLE RATE SECURITIES - 9.8%
20,000,000	i	Federal Farm Credit Bank (FFCB)	0.140	07/01/14	19,986
65,000,000	i	FFCB	0.155	07/01/14	64,992
50,000,000	i	FFCB	0.155	07/01/14	49,993
50,000,000	i	FFCB	0.185	07/01/14	50,000
70,000,000	i	FFCB	0.200	07/01/14	70,000
54,500,000	i	FFCB	0.200	07/01/14	54,515
45,000,000	i	FFCB	0.250	07/01/14	45,036
25,000,000	i	FFCB	0.165	07/10/14	25,000
36,600,000	i	FFCB	0.200	07/21/14	36,600
25,000,000	i	FFCB	0.145	09/19/14	25,000
23,750,000	i	FFCB	0.280	10/14/14	23,751
70,000,000	i	FFCB	0.140	10/27/14	70,000
75,000,000	i	FFCB	0.240	10/27/14	74,995
50,000,000	i	FFCB	0.125	12/12/14	50,000
10,000,000	i	FFCB	0.270	01/20/15	10,008
42,000,000	i	FFCB	0.105	03/05/15	41,987
35,000,000	i	FFCB	0.165	04/01/15	35,003
95,000,000	i	FFCB	0.180	04/13/15	95,000
94,500,000	i	FFCB	0.180	05/27/15	94,491
50,000,000	i	Federal Home Loan Bank (FHLB)	0.200	07/01/14	50,000
20,000,000	i	FHLB	0.220	07/01/14	20,008
40,000,000	i	FHLB	0.114	07/27/14	39,996
50,000,000	i	Toronto-Dominion Bank	0.200	09/02/14	50,000
50,000,000	i	Wells Fargo Bank NA	0.260	03/11/15	50,000
		TOTAL VARIABLE RATE SECURITIES			1,146,361

		TOTAL SHORT-TERM INVESTMENTS			11,724,761
		(Cost $11,724,761)

		TOTAL INVESTMENTS - 100.0%			11,724,761
		(Cost $11,724,761)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(1,440)
		NET ASSETS - 100.0%			$11,723,321

400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 06/30/2014, the aggregate value of these securities was $3,244,548,000, or 27.7% of net assets.

Cost amounts are in thousands.
401

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	August 13, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	August 13, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date:	August 13, 2014	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer